UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04041

GE INVESTMENTS FUNDS, INC.

(Exact name of registrant as specified in charter)

1600 Summer Street

Stamford, Connecticut 06905

(Address of principal executive offices)(Zip code)

SSGA Funds Management, Inc.

1600 Summer Street

Stamford, Connecticut 06905

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: 800-242-0134

Date of fiscal year end: 12/31

Date of reporting period: 6/30/16

Item 1.	Reports to Stockholders

GE Investments Funds, Inc.

U.S. Equity Fund

Semi-Annual Report

June 30, 2016

GE Investments Funds, Inc.

U.S. Equity Fund

This report is prepared for Policyholders of certain variable contracts and may be distributed to others only if preceded or accompanied by the variable contract’s current prospectus and the current summary prospectus of the Fund available for investments thereunder.

U.S. Equity Fund	(Unaudited)

Fund Information

Notes to Performance

Total return performance shown in this report for the GE Investments U.S. Equity Fund (“the Fund”) takes into account changes in share price and assumes reinvestment of dividends and capital gains distributions, if any. Total returns shown are net of Fund fees and expenses but do not reflect fees and charges associated with the variable contracts such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the Fund’s total returns for all periods shown.

The performance data quoted represents past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Periods less than one year are not annualized. Please call 800-242-0134 or visit the Fund’s website at http://www.geam.com for the most recent month-end performance data.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. An investment in the Fund is subject to risk, including possible loss of principal invested.

Investment Profile

A mutual fund designed for investors who seek long-term growth of capital. The Fund seeks to achieve its investment objective by investing at least 80% of its net assets under normal circumstances in equity securities of U.S. companies, such as common and preferred stocks.

Sector Allocation

Portfolio Compositions as a % of Fair Value of Investments of $26,778 (in thousands) on June 30, 2016 (a)(b)

Top Ten Largest Holdings

as a % of Fair Value of Investments of $26,778 (in thousands) on June 30,
2016 (a)(b)

Allergan PLC	3.09%
Medtronic PLC	2.87%
Amgen Inc.	2.55%
Exxon Mobil Corp.	2.41%
Johnson & Johnson	2.40%
Apple Inc.	2.29%
QUALCOMM Inc.	2.22%
Cisco Systems Inc.	2.09%
PepsiCo Inc.	2.01%
JPMorgan Chase & Co.	2.00%

(a)	Fair Value basis is inclusive of short-term investment in State Street Institutional U.S. Government Money Market Fund Class G Shares.

(b)	The securities information regarding holdings, allocations and other characteristics is presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

State Street Global Markets, LLC, Member of FINRA & SIPC, is the principal underwriter and distributor of the GE Investments Funds, Inc. and a wholly owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. The Fund pays State Street Bank and Trust Company for its services as custodian and Fund Accounting agent, and pays SSGA Funds Management, Inc. for investment advisory and administration services.

1

U.S. Equity Fund	(Unaudited)

Understanding Your Fund’s Expenses

As a shareholder of the Fund, you incur ongoing costs. Ongoing costs include portfolio management fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended June 30, 2016.

Actual Expenses

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given under the heading “Expenses paid during the period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs, such as sales charges or redemption fees, if any. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. Additionally, the expenses shown do not reflect the fees or charges associated with variable contracts through which shares of the Fund are offered.

January 1, 2016 – June 30, 2016

	Account value at the beginning of the period ($)	Account value at the end of the period ($)	Expenses paid during the period ($)*
Actual Fund Return	1,000.00	1,010.40	4.05
Hypothetical 5% Return (2.5% for the period)	1,000.00	1,020.84	4.07

*	Expenses are equal to the Fund’s annualized net expense ratio of 0.81% (for the period January 1, 2016 – June 30, 2016), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

2

U.S. Equity Fund

Schedule of Investments	June 30, 2016 (Unaudited)

U.S. Equity Fund

	Number of Shares	Fair Value

Common Stock — 94.7%†

Aerospace & Defense — 2.8%

General Dynamics Corp.	1,816	$252,860
Hexcel Corp.	4,860	202,370
Honeywell International Inc.	1,658	192,859
The Boeing Co.	905	117,532
		765,621

Agricultural Products — 0.1%

Archer-Daniels-Midland Co.	597	25,605

Air Freight & Logistics — 0.4%

United Parcel Service Inc., Class B	918	98,887

Airlines — 0.8%

Delta Air Lines Inc.	5,736	208,963

Apparel, Accessories & Luxury Goods — 0.7%

Ralph Lauren Corp.	941	84,332
VF Corp.	1,748	107,485
		191,817

Application Software — 0.9%

Intuit Inc.	1,952	217,863
Mobileye N.V.	574	26,484	(a)
		244,347

Asset Management & Custody Banks — 1.2%

Ameriprise Financial Inc.	2,583	232,082
Invesco Ltd.	3,744	95,622
		327,704

Auto Parts & Equipment — 0.9%

Delphi Automotive PLC	3,984	249,399

Automobile Manufacturers — 0.5%

Ford Motor Co.	11,672	146,717

Automotive Retail — 0.4%

Advance Auto Parts Inc.	665	107,484

Biotechnology — 5.0%

Alexion Pharmaceuticals Inc.	1,447	168,952	(a)
Amgen Inc.	4,479	681,480
Gilead Sciences Inc.	4,881	407,173
Vertex Pharmaceuticals Inc.	1,309	112,600	(a)
		1,370,205

	Number of Shares	Fair Value

Broadcasting — 0.3%

CBS Corp., Class B	1,705	$92,820

Cable & Satellite — 4.0%

Charter Communications Inc., Class A	1,412	322,840	(a)
Comcast Corp., Class A	6,175	402,548
Liberty Global PLC LiLAC, Class C	940	30,541	(a)
Liberty Global PLC, Class C	7,807	223,670	(a)
Sirius XM Holdings Inc.	34,441	136,042	(a)
		1,115,641

Casinos & Gaming — 0.3%

Las Vegas Sands Corp.	1,745	75,890

Communications Equipment — 2.0%

Cisco Systems Inc.	19,487	559,082

Consumer Finance — 1.5%

Discover Financial Services	7,866	421,539

Data Processing & Outsourced Services — 2.0%

PayPal Holdings Inc.	4,707	171,852	(a)
Visa Inc., Class A	5,051	374,633
		546,485

Diversified Banks — 5.7%

Bank of America Corp.	27,926	370,578
Citigroup Inc.	10,591	448,952
JPMorgan Chase & Co.	8,637	536,703
Wells Fargo & Co.	4,599	217,671
		1,573,904

Drug Retail — 0.4%

CVS Health Corp.	1,119	107,133

Electric Utilities — 0.8%

NextEra Energy Inc.	1,625	211,900

General Merchandise Stores — 0.7%

Dollar General Corp.	1,973	185,462

Gold — 0.3%

Newmont Mining Corp.	2,096	81,996

Healthcare Distributors — 0.4%

Cardinal Health Inc.	1,573	122,710

Healthcare Equipment — 5.3%

Abbott Laboratories	3,903	153,427
Boston Scientific Corp.	17,003	397,360	(a)
Medtronic PLC	8,855	768,348
Stryker Corp.	1,172	140,441
		1,459,576

See Notes to Schedule of Investments and Notes to Financial Statements.

3

U.S. Equity Fund

Schedule of Investments	June 30, 2016 (Unaudited)

	Number of Shares	Fair Value

Healthcare Supplies — 0.7%

The Cooper Companies Inc.	1,125	$193,016

Home Improvement Retail — 1.7%

Lowe’s Companies Inc.	6,004	475,337

Hotels, Resorts & Cruise Lines — 0.3%

Hilton Worldwide Holdings Inc.	3,602	81,153

Household Products — 0.4%

The Procter & Gamble Co.	1,420	120,232

Housewares & Specialties — 0.9%

Newell Brands Inc.	5,300	257,421

Hypermarkets & Super Centers — 0.5%

Wal-Mart Stores Inc.	2,009	146,697

Independent Power Producers & Energy Traders — 0.4%

Calpine Corp.	7,404	109,209	(a)

Industrial Gases — 0.2%

Air Products & Chemicals Inc.	423	60,083

Industrial Machinery — 1.5%

Ingersoll-Rand PLC	6,539	416,404

Integrated Oil & Gas — 5.1%

Chevron Corp.	4,123	432,214
Exxon Mobil Corp.	6,883	645,212
Occidental Petroleum Corp.	4,599	347,501
		1,424,927

Internet Retail — 1.5%

Amazon.com Inc.	569	407,188	(a)

Internet Software & Services — 5.1%

Alphabet Inc., Class A	473	332,770	(a)
Alphabet Inc., Class C	574	397,265	(a)
Baidu Inc. ADR	1,469	242,605	(a)
Facebook Inc., Class A	2,411	275,529	(a)
LinkedIn Corp., Class A	850	160,863	(a)
		1,409,032

Investment Banking & Brokerage — 0.9%

The Charles Schwab Corp.	9,988	252,796

IT Consulting & Other Services — 0.3%

Cognizant Technology Solutions Corp., Class A	1,628	93,187	(a)

	Number of Shares	Fair Value

Movies & Entertainment — 2.1%

The Walt Disney Co.	2,204	$215,595
Time Warner Inc.	5,140	377,996
		593,591

Multi-Line Insurance — 1.7%

American International Group Inc.	1,952	103,241
The Hartford Financial Services Group Inc.	8,183	363,162
		466,403

Multi-Utilities — 1.3%

Dominion Resources Inc.	769	59,928
Sempra Energy	2,751	313,669
		373,597

Oil & Gas Equipment & Services — 1.2%

Schlumberger Ltd.	4,198	331,978

Oil & Gas Exploration & Production — 2.1%

Concho Resources Inc.	532	63,451	(a)
ConocoPhillips	3,873	168,863
Hess Corp.	5,819	349,722
		582,036

Packaged Foods & Meats — 1.1%

Mondelez International Inc., Class A	6,427	292,493

Paper Packaging — 0.1%

Packaging Corporation of America	620	41,497

Pharmaceuticals — 8.4%

Allergan PLC	3,580	827,302	(a,b)
Johnson & Johnson	5,301	643,011
Merck & Company Inc.	9,128	525,864
Pfizer Inc.	9,303	327,559
		2,323,736

Property & Casualty Insurance — 1.2%

Chubb Ltd.	2,292	299,587
XL Group PLC	1,219	40,605
		340,192

Research & Consulting Services — 1.1%

Nielsen Holdings PLC	5,843	303,661

Semiconductor Equipment — 1.5%

Applied Materials Inc.	17,222	412,811

Semiconductors — 2.5%

NXP Semiconductors N.V.	1,160	90,874	(a)
QUALCOMM Inc.	11,110	595,163
		686,037

See Notes to Schedule of Investments and Notes to Financial Statements.

4

U.S. Equity Fund

Schedule of Investments	June 30, 2016 (Unaudited)

	Number of Shares	Fair Value

Soft Drinks — 1.9%

PepsiCo Inc.	5,089	$539,129

Specialized Finance — 2.3%

CME Group Inc.	3,375	328,725
S&P Global Inc.	2,870	307,836
		636,561

Specialized REITs — 2.2%

American Tower Corp.	4,637	526,809
Extra Space Storage Inc.	768	71,071
		597,880

Specialty Chemicals — 0.4%

PPG Industries Inc.	1,028	107,066

Systems Software — 2.1%

Microsoft Corp.	6,601	337,773
Oracle Corp.	5,869	240,218
		577,991

Technology Hardware, Storage & Peripherals — 3.5%

Apple Inc.	6,406	612,414
Hewlett Packard Enterprise Co.	6,466	118,134
Western Digital Corp.	4,767	225,288
		955,836

Trading Companies & Distributors — 1.1%

United Rentals Inc.	4,642	311,478	(a)

Total Common Stock (Cost $23,038,115)		26,211,542

Exchange Traded Fund — 1.5%

Industrial Select Sector SPDR Fund (Cost $283,702)	7,244	405,374	(c)

Total Investments in Securities (Cost $23,321,817)		26,616,916

Short-Term Investments — 0.6%

State Street Institutional U.S. Government Money Market Fund — Class G Shares 0.29% (Cost $160,897)		160,897	(b,c,d)

Total Investments (Cost $23,482,714)		26,777,813

Other Assets and Liabilities, net — 3.2%		892,708

NET ASSETS — 100.0%		$27,670,521

Other Information:

The Fund had the following long futures contracts open at June 30, 2016:

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Appreciation
S&P 500 Emini Index Futures	September 2016	7	$731,570	$13,085

See Notes to Schedule of Investments and Notes to Financial Statements.

5

Notes to Schedule of Investments	June 30, 2016 (Unaudited)

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	Non-income producing security.

(b)	At June 30, 2016, all or a portion of this security was pledged to cover collateral requirements for futures.

(c)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, effective July 1, 2016, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(d)	Coupon amount represents effective yield.

†	Percentages are based on net assets as of June 30, 2016.

Abbreviations:

ADR	—	American Depositary Receipt

REIT	—	Real Estate Investment Trust

SPDR	—	Standard and Poor’s Depositary Receipt

6

Financial Highlights

Selected data based on a share outstanding throughout the periods indicated

	6/30/16†		12/31/15	12/31/14		12/31/13		12/31/12		12/31/11
Inception date	—		—	—		—		—		1/3/95
Net asset value, beginning of period	$42.25		$48.44	$46.63		$35.14		$30.74		$31.92
Income/(loss) from investment operations:
Net investment income	0.27		0.53	0.50		0.42		0.45		0.24
Net realized and unrealized gains/(losses) on investments	0.17		(1.56)	5.48		11.49		4.40		(1.17)
Total income/(loss) from investment operations	0.44		(1.03)	5.98		11.91		4.85		(0.93)
Less distributions from:
Net investment income	—		0.53	0.46		0.42		0.45		0.25
Net realized gains	—		4.63	3.71		—		—		—
Total distributions	—		5.16	4.17		0.42		0.45		0.25
Net asset value, end of period	$42.69		$42.25	$48.44		$46.63		$35.14		$30.74
TOTAL RETURN (a)	1.04%		(2.30)%	12.77%		33.91%		15.80%		(2.91)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)	$27,671		$31,405	$35,178		$34,234		$29,924		$30,940
Ratios to average net assets:
Net expenses	0.81%	*	0.76%	0.77%	(b)	0.80%	(b)	0.80%	(b)	0.89%	(b)
Gross expenses	0.81%	*	0.76%	0.77%		0.80%		0.81%		0.90%
Net investment income	1.21%	*	1.04%	0.99%		0.95%		1.22%		0.70%
Portfolio turnover rate	20%		37%	43%		40%		66%		39%

Notes to Financial Highlights

(a)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions and do not include the effect of insurance contract charges. Past performance does not guarantee future results.
(b)	Includes contractual management fee waiver related to the Fund’s investments in the GE Institutional Money Market Fund (the “Money Market Fund”). The fee waiver agreement was terminated effective June 30, 2014 with the closure of the Money Market Fund.
†	Unaudited.
*	Annualized for periods less than one year.

The accompanying Notes are an integral part of these financial statements.

7

Statement of Assets and Liabilities June 30, 2016	(Unaudited)

ASSETS
Investments in securities, at fair value (cost $23,321,817)	$26,616,916
Short-term investments, at fair value (cost $160,897)	160,897
Cash	2,180
Restricted cash(1)	40,000
Receivable for investments sold	1,168,221
Income receivables	26,383
Receivable for fund shares sold	403
Receivable for variation margin on open futures contracts	7,909
Total assets	28,022,909
LIABILITIES
Payable for investments purchased	142,670
Payable for fund shares redeemed	175,265
Payable to the Adviser	12,725
Accrued other expenses	21,728
Total liabilities	352,388
NET ASSETS	$27,670,521
NET ASSETS CONSIST OF:
Capital paid in	$23,105,502
Undistributed (distributions in excess of) net investment income	172,546
Accumulated net realized gain	1,084,289
Net unrealized appreciation (depreciation) on:
Investments	3,295,099
Futures	13,085
NET ASSETS	$27,670,521

Shares outstanding ($0.01 par value; unlimited shares authorized)	648,227
Net asset value per share	$42.69

(1)	Deposits at broker for futures contracts.

The accompanying Notes are an integral part of these financial statements.

8

Statement of Operations For the period ended June 30, 2016	(Unaudited)

INVESTMENT INCOME
Income
Dividend	$286,957
Interest	886
Less: Foreign taxes withheld	(247)
Total income	287,596
Expenses
Advisory and administration fees	78,730
Directors’ fees	1,015
Custody and accounting expenses	18,285
Professional fees	9,666
Other expenses	7,352
Total expenses	115,048
Net investment income	$172,548
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) on:
Investments	$750,556
Futures	7,607

Increase (decrease) in unrealized appreciation/depreciation on:
Investments	(764,807)
Futures	10,726
Net realized and unrealized gain (loss) on investments	4,082
Net increase in net assets resulting from operations	$176,630

The accompanying Notes are an integral part of these financial statements.

9

Statements of Changes in Net Assets

	Six Months Ended June 30, 2016*	Year Ended December 31, 2015

INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$172,548	$352,176
Net realized gain (loss) on investments and futures transactions	758,163	2,975,903
Net increase (decrease) in unrealized appreciation/depreciation on investments and futures	(754,081)	(4,065,358)
Net increase (decrease) from operations	176,630	(737,279)
Distributions to shareholders from:
Net investment income	—	(351,298)
Net realized gains	—	(3,071,206)
Total distributions	—	(3,422,504)
Increase (decrease) in assets from operations and distributions	176,630	(4,159,783)
Share transactions:
Proceeds from sale of shares	57,343	1,115,357
Value of distributions reinvested	—	3,422,504
Cost of shares redeemed	(3,968,799)	(4,150,957)
Net increase (decrease) from share transactions	(3,911,456)	386,904
Total increase (decrease) in net assets	(3,734,826)	(3,772,879)

NET ASSETS
Beginning of period	31,405,347	35,178,226
End of period	$27,670,521	$31,405,347
Undistributed (distributions in excess of) net investment income, end of period	$172,546	$(2)

CHANGES IN FUND SHARES
Shares sold	1,413	22,912
Issued for distributions reinvested	—	79,723
Shares redeemed	(96,480)	(85,580)
Net increase (decrease) in fund shares	(95,067)	17,055

*	Unaudited.

The accompanying Notes are an integral part of these financial statements.

10

Notes to Financial Statements	June 30, 2016 (Unaudited)

1.	Organization of the Company

GE Investments Funds, Inc. (the “Company”) was incorporated under the laws of the Commonwealth of Virginia on May 14, 1984 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is currently composed of eleven investment portfolios (collectively, the “Funds”), although only the following eight are currently being offered: U.S. Equity Fund (the “Fund”), S&P 500 Index Fund, Premier Growth Equity Fund, Core Value Equity Fund, Small-Cap Equity Fund, Total Return Fund, Income Fund and Real Estate Securities Fund. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services—Investment Companies.

Shares of the Funds of the Company are offered only to insurance company separate accounts that fund certain variable life insurance contracts and variable annuity contracts. SSGA Funds Management, Inc. (“SSGA FM”) is the investment adviser and administrator of each of the Funds effective July 1, 2016. Prior to July 1, 2016, GE Asset Management Incorporated (“GEAM”) served as the investment adviser and administrator to each Fund.

The Company currently offers one share class (Class 1) of the Fund as an investment option for variable life insurance and variable annuity contracts.

2.	Summary of Significant Accounting Policies

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

Subsequent events after the balance sheet date through the date the financial statements were issued have been evaluated in the preparation of the financial statements. There are no items to report.

The following summarizes the significant accounting policies of the Company:

Securities Valuation and Transactions  All investments in securities are recorded at their estimated fair value, as described in Note 3.

Securities transactions are accounted for as of the trade date. Realized gains and losses on investments sold are recorded on the basis of identified cost for both financial statement and federal tax purposes.

Derivatives  The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may enter into various types of derivative transactions (such as options, futures, and options on futures) to gain or hedge exposure to certain types of securities as an alternative to investing directly in or selling such securities.

Foreign Currency  Accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of such transactions.

All assets and liabilities of the Fund initially expressed in foreign currency values will be converted into U.S. dollars at the WM/Reuters exchange rate computed at 11:00 a.m., Eastern Time.

The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the year. Such fluctuations are included in the net realized or unrealized gain or loss from investments. Net realized gains or losses on foreign currency transactions represent net gains or losses on sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income and withholding taxes accrued and the U.S. dollar amount actually received or paid, and gains or losses between the trade and settlement date on purchases and sales of foreign securities. Net unrealized foreign exchange gains and losses arising from changes in the value of other assets and liabilities (including foreign currencies and

11

Notes to Financial Statements	June 30, 2016 (Unaudited)

open foreign currency contracts) as a result of changes in foreign exchange rates are included as increases or decreases in unrealized appreciation/depreciation on foreign currency related transactions.

Futures Contracts  A futures contract is an agreement to buy or sell a specific amount of a commodity, financial instrument, currency or index at a particular price and future date. During the six-month period ended June 30, 2016, the Fund invested in stock index futures contracts to gain equity exposure for accumulating and residual cash positions. Buying futures tends to increase the Fund’s exposure to the underlying instrument while selling futures tends to decrease the Fund’s exposure to the underlying instrument, or hedge other Fund investments. With futures contracts, there is minimal counterparty credit risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all traded futures, guarantees the futures against default. The Fund’s risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts’ terms and changes in the liquidity of the secondary market for the contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they principally trade.

Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount, known as initial margin deposit. Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuation in the fair value of the underlying security. The Fund records an unrealized gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may incur a loss. The Fund recognizes a realized gain or loss on the expiration or closing of a futures contract.

Investment Income  Corporate actions (including cash dividends) are recorded on the ex-dividend date, net of applicable withholding taxes, except for certain foreign corporate actions which are recorded as soon after the ex-dividend date as such information becomes available. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Interest income is recorded on the accrual basis. Accretion of discounts and amortization of premiums on taxable bonds are to the call or maturity date, whichever is shorter, using the effective yield method.

Expenses  Fund specific expenses are charged to the Fund that incurs such expenses. Such expenses may include custodial fees, legal and accounting fees, printing costs and registration fees. Expenses that are not fund specific are allocated pro rata across the Funds. Expenses of the Fund are generally paid directly by the Fund, however, expenses may be paid by the investment adviser and reimbursed by the Fund.

Federal Income Taxes  The Fund intends to comply with all sections of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”) applicable to regulated investment companies, including the distribution of substantially all of its taxable net investment income and net realized capital gains to its shareholders. Therefore, no provision for federal income tax has been made. The Fund is treated as a separate taxpayer for federal income tax purposes.

3.	Securities Valuation

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a framework for measuring fair value and providing related disclosures. Broadly, the framework requires fair value to be determined based on the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. In the absence of active markets for the identical assets or liabilities, such measurements involve developing assumptions based on market observable data and, in the absence of such data, internal information that is consistent with what market participants would use in a hypothetical transaction that occurs at the measurement date. It also establishes a three-level valuation hierarchy based upon observable and non-observable inputs.

Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our market assumptions. Preference is given to observable inputs. These two types of inputs create the following fair value hierarchy:

Level 1 – Quoted prices for identical investments in active markets.

Level 2 – Quoted prices for similar investments in active markets; quoted prices for identical or similar investments

12

Notes to Financial Statements	June 30, 2016 (Unaudited)

in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

Level 3 – Significant inputs to the valuation model are unobservable.

Policies and procedures are maintained to value investments using the best and most relevant data available. In addition, pricing vendors are utilized to assist in valuing investments. The investment adviser performs periodic reviews of the methodologies used by independent pricing services including price validation of individual securities.

Fair Value Measurement  The following section describes the valuation methodologies the Fund uses to measure different financial investments at fair value.

The Fund’s portfolio securities are valued generally on the basis of market quotations. Equity securities generally are valued at the last reported sale price on the primary market in which they are traded. Portfolio securities listed on NASDAQ are valued using the NASDAQ Official Closing Price. Level 1 securities primarily include publicly-traded equity securities, which may not necessarily represent the last sales price. If no sales occurred on the exchange or NASDAQ that day, the portfolio security generally is valued using the last reported bid price. In those circumstances, the Fund typically classifies the investment securities in Level 2.

Short-term securities of sufficient credit quality with remaining maturities of sixty days or less at the time of purchase are typically valued on the basis of amortized cost which approximates fair value and these are included in Level 2. If it is determined that amortized cost does not approximate fair value, securities may be valued based on dealer supplied valuations or quotations. In these infrequent circumstances, pricing services may provide the Fund with valuations that are based on significant unobservable inputs, and in those circumstances the investment securities are classified in Level 3.

Investments in registered investment companies are valued at the published daily net asset value (“NAV”) and classified in Level 1.

If prices are not readily available for a portfolio security, or if it is believed that a price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Fund’s Board of Directors that are designed to establish its “fair” value. These securities are typically classified in Level 3. Those procedures require that the fair value of a security be established by a valuation committee of the investment adviser. The valuation committee follows different protocols for different types of investments and circumstances. The fair value procedures may be used to value any investment of the Fund in the appropriate circumstances.

Fair value determinations generally are used for securities whose value is affected by a significant event that will materially affect the value of a security and which occurs subsequent to the time of the close of the principal market on which such security trades but prior to the calculation of the Fund’s NAV.

The value established for such a portfolio security valued other than by use of a market quotation (as described above) may be different than what would be produced through the use of market quotations or another methodology. Portfolio securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that the Fund could sell a portfolio security for the value established for it at any time and it is possible that the Fund would incur a loss because a portfolio security is sold at a discount to its established value.

Other financial investments are derivative instruments that are not reflected in total investments, such as futures, forwards, swaps, and written options contracts, which are valued based on fair value as discussed above.

The Fund uses closing prices for derivatives included in Level 1, which are traded either on exchanges or liquid over-the-counter markets. Derivative assets and liabilities included in Level 2 primarily represent interest rate swaps, cross-currency swaps and foreign currency and commodity forward and option contracts. Derivative assets and liabilities included in Level 3 primarily represent interest rate products that contain embedded optionality or prepayment features.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

13

Notes to Financial Statements	June 30, 2016 (Unaudited)

The following table presents the Fund’s investments measured at fair value on a recurring basis at June 30, 2016:

Investments	Level 1	Level 2	Level 3	Total
Investments in Securities†
Common Stock	$26,211,542	$—	$—	$26,211,542
Exchange Traded Funds	405,374	—	—	405,374
Short-Term Investments	160,897	—	—	160,897

Total Investments in Securities	$26,777,813	$—	$—	$26,777,813

Other Financial Instruments*
Long Futures Contracts — Unrealized Appreciation	$13,085	$—	$—	$13,085

†	See Schedule of Investments for Industry Classification.

*	Other financial instruments include derivative instruments such as futures contracts. Amounts shown represent unrealized appreciation (depreciation), at period end.

There were no transfers between fair value levels during the period. Transfers between fair value levels are considered to occur at the beginning of the period.

4.	Derivatives Disclosure

Shown below are the derivative contracts entered into by the Fund, summarized by primary risk exposure as they appear on the Statement of Assets and Liabilities, none of which are accounted for as hedging instruments under FASB ASC No. 815 Derivatives and Hedging (“ASC 815”) as of June 30, 2016.

	Asset Derivatives June 30, 2016			Liability Derivatives June 30, 2016
Derivatives not accounted for as hedging instruments under ASC 815	Location in the Statement of Assets and Liabilities	Fair Value ($)		Location in the Statement of Assets and Liabilities	Fair Value ($)
Equity Contracts	Assets, Net Assets — Net Unrealized Appreciation/ (Depreciation) on Futures	13,085	*	Liabilities, Net Assets — Net Unrealized Appreciation/ (Depreciation) on Futures	—

*	Includes cumulative unrealized appreciation/(depreciation) of futures contracts as reported in the Schedule of Investments and within the components of the net assets section of the Statement of Assets and Liabilities. Only the current day’s variation margin is reported within the Assets and/or Liabilities section on the Statement of Assets and Liabilities.

Shown below are the effects of derivative instruments on the Fund’s Statement of Operations, summarized by primary risk exposure, none of which are accounted for as hedging instruments under ASC 815.

Derivatives not accounted for as hedging instruments under ASC 815	Location in the Statement of Operations	Total Notional Amount of Futures Contracts Purchased/(Sold) ($)	Realized Gain (Loss) on Derivatives Recognized in Income ($)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income ($)
Equity Contracts	Realized gain (loss) on Futures, Increase (decrease) in unrealized appreciation/ (depreciation) on Futures	3,181,955/ 2,672,303	7,607	10,726

During the six-month period ended June 30, 2016, the Fund had an average notional value of $433,861 on long futures contracts. Please refer to the table following the Schedule of Investments for open futures contracts at June 30, 2016.

14

Notes to Financial Statements	June 30, 2016 (Unaudited)

5.	Line of Credit

Prior to July 1, 2016, the Company shared a revolving credit facility of up to $150 million with a number of its affiliates. The credit facility was with the Company’s custodian bank, State Street Bank and Trust Company (“State Street”). The revolving credit facility required the payment of a commitment fee equal to 0.20% per annum on the daily unused portion of the credit facility, payable quarterly. The portion borne by each Fund generally was borne proportionally based upon net assets. Generally, borrowings under the credit facility would accrue interest at the higher of the 1-Month LIBOR plus 1.25% and the Overnight Federal Funds Rate plus 1.25% and would be borne by the borrowing Fund. The maximum amount allowed to be borrowed by any one Fund was the lesser of (i) 33.33% of its total assets or (ii) 20% of its net assets. The credit facility was not utilized by the Fund during the six-month period ended June 30, 2016. The revolving credit facility with State Street was terminated effective June 30, 2016.

Effective July 1, 2016, the Company and other affiliated funds (each, a “Participant” and collectively, the “Participants”) share in a $360 million revolving credit facility provided by a syndication of banks. The Participants are charged an annual commitment fee of 0.12% per annum, which is calculated based on the daily unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses and are paid by each Participant. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of the New York Fed Bank Rate plus 1%. The maximum amount allowed to be borrowed by any one Fund is the lesser of (i) 33.33% of its total assets or (ii) 20% of its net assets.

6.	Compensation and Fees Paid to Affiliates

SSGA FM, a registered investment adviser, was retained by the Company’s Board of Directors effective July 1, 2016 to act as investment adviser and administrator of the Fund. SSGA FM’s compensation for investment advisory and administrative services (“Management Fee”) is paid monthly based on the average daily net assets of the Fund at an annualized rate of 0.55%.

Prior to July 1, 2016, GEAM served as the Fund’s investment adviser and administrator and the Fund paid GEAM a Management Fee at an annualized rate of 0.55%.

Directors’ Compensation  The Fund pays no compensation to its Directors who are officers or employees of SSGA FM or its affiliates. Directors who are not such officers or employees also serve in a similar capacity for other funds advised by SSGA FM. Compensation paid to non-interested Directors are reflected on the Statement of Operations. These fees are allocated pro rata across all of the mutual fund platforms served by the Directors, including the Fund, and are based upon the relative net assets of each fund within such platforms. (For additional information about Directors’ compensation, please refer to the Funds’ Statement of Additional Information.)

7.	Investment Transactions

Purchases and Sales of Securities  The cost of purchases and the proceeds from sales of investments, other than short-term securities, for the six-month period ended June 30, 2016, were as follows:

Non-U.S. Government Securities
Purchases	Sales
$5,728,898	$9,647,934

8.	Income Taxes

The Fund is subject to ASC 740, Income Taxes (“ASC 740”). ASC 740 provides guidance for financial accounting and reporting for the effects of income taxes that result from an entity’s activities during the year. ASC 740 also provides guidance regarding how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. ASC 740 requires evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more likely than not” of being sustained by the applicable tax authority. There are no adjustments to the Fund’s net assets required under ASC 740. The Fund’s 2012, 2013, 2014, and 2015 fiscal year tax returns are still open to examination by the Federal and applicable state tax authorities.

15

Notes to Financial Statements	June 30, 2016 (Unaudited)

At June 30, 2016, information on the tax cost of investments was as follows:

Cost of Investments for Tax Purposes	Gross Tax Appreciation	Gross Tax Depreciation	Net Tax Appreciation/ (Depreciation)
$23,716,741	$3,675,505	$(614,433)	$3,061,072

As of December 31, 2015, the Fund had no capital loss carryovers. Capital loss carryovers are available to offset future realized capital gains to the extent provided in the Internal Revenue Code and regulations thereunder. To the extent that these carryover losses are used to offset future capital gains, it is probable that the gains offset will not be distributed to shareholders because they would be taxable as ordinary income.

Any qualified late-year loss is deemed to arise on the first day of the Fund’s next tax year (if the Fund elects to defer such loss). Under this regime, generally, the Fund can elect to defer any post-October capital loss and/or any late-year ordinary loss as defined by the Internal Revenue Code.

The Fund elected to defer qualified late-year losses for the year ended December 31, 2015 as follows:

Capital	Ordinary
$(48,689)	$(2)

The tax character of distributions paid during the years ended December 31, 2015 and December 31, 2014 were as follows:

Year	Ordinary Income	Long-Term Capital Gains	Total
2015	$349,409	$3,073,095	$3,422,504
2014	312,712	2,498,162	2,810,874

Distributions to Shareholders  The Fund declares and pays any dividends from net investment income annually. The Fund declares and pays any net realized capital gains in excess of capital loss carryforwards distributions annually. The character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from GAAP. These differences include (but are not limited to) gains and losses on foreign currency, distributions from Real Estate Investment Trusts, dividend re-designations, losses deferred due to wash sales transactions and investments in futures. Reclassifications due to permanent book/tax differences are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. These reclassifications have no impact on net investment income, realized gains or losses, or the NAV of the Fund. The calculation of net investment income per share in the Financial Highlights table excludes these adjustments.

The reclassifications for the year ended December 31, 2015 were as follows:

Undistributed Net Investment Income	Accumulated Net Realized Gain (Loss)	Capital Paid In
$(4,263)	$4,263	$—

16

Advisory and Administrative Agreement Approval	(Unaudited)

Disclosure for the Board of Directors’ Consideration of the Approval of the New Investment Advisory and Administration Agreements with SSGA Funds Management, Inc.

At a meeting of the Board of Directors held on April 19-20, 2016 (the “Board Meeting”), the Directors, including a majority of the Independent Directors, who were present at the Board Meeting considered and unanimously approved an investment advisory and administration agreement (the “New Investment Advisory and Administration Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”) on behalf of each Fund. In considering whether to approve the New Investment Advisory and Administration Agreement, the Directors considered and discussed a substantial amount of information and analysis provided, at the Board’s request, by the Adviser and GE Asset Management Incorporated (“GEAM”).

Before approving the New Investment Advisory and Administration Agreement on behalf of each Fund, the Board reviewed the information provided with management of the Adviser and GEAM. The Board also reviewed a memorandum prepared by independent legal counsel discussing the legal standards for the consideration of the proposed New Investment Advisory and Administration Agreement, as well as other memoranda and information relevant to the legal standards and related considerations for a transaction such as the one between the Adviser and GEAM. The Independent Directors discussed the New Investment Advisory and Administration Agreement in detail during private sessions in advance of, and at, the Board Meeting with their independent legal counsel at which no representatives of the Adviser or GEAM were present. The Independent Directors and their independent legal counsel requested, and received and considered, additional information from the Adviser and GEAM prior to the Board Meeting.

Prior to and at the Board Meeting, representatives of GEAM and the Adviser explained and discussed with the Board the specific terms of the asset purchase agreement entered into on March 29, 2016 by General Electric Company (“GE”) with State Street Corporation (“SSC”) for the sale of the asset management and advisory services business conducted by GEAM, a wholly owned subsidiary of GE and the Funds’ investment adviser, and certain of its subsidiaries (the “Transaction”) and responded to questions raised by the Board. The Directors posed questions to these representatives and engaged in significant discussions. In addition, in response to their detailed requests, the Board received from the Adviser written responses to its inquiries, which included substantial exhibits and other materials related to the Adviser’s business and the services it proposes to provide to each Fund. The Directors took into account their multi-year experience as Directors and particularly their consideration of the current investment advisory and administration agreements under which GEAM provides investment advisory services to the Funds (the “Existing GEAM Agreements”) in recent years.

The Board also received materials relating to the organizational structure and business of the Adviser, including materials describing changes expected as a result of the Transaction. Various information relating to the terms of the Transaction, including the goals, interests and timetable of the Adviser, was discussed as well. The Adviser also advised that no change in investment processes is anticipated as a result of the Transaction, as all of the personnel of GEAM responsible for the daily management and operations of the Funds, including current officers of the Funds, were expected to become employees of SSGA FM or its affiliates and continue to serve in the same capacities upon the closing of the Transaction.

In approving the New Investment Advisory and Administration Agreement with the Adviser, the Directors considered those factors it deemed relevant, including the factors discussed below. In its deliberations, the Board did not identify any single factor that was dispositive and each Director may have attributed different weights to the various factors. The Directors evaluated the information provided to them by GEAM and the Adviser, as well as the presentations and discussions that occurred at the Board Meeting, for each Fund on a Fund-by-Fund basis, and their determinations were made separately in respect of each Fund.

17

Advisory and Administrative Agreement Approval	(Unaudited)

The material factors and conclusions that formed the basis for the Board’s determinations to approve the New Investment Advisory and Administration Agreement with the Adviser on behalf of each Fund are as discussed below.

The Nature, Extent and Quality of Services Expected to be Provided.

The Directors reviewed the services expected to be provided to the Funds by the Adviser. The Board considered the Adviser’s favorable attributes, including its substantial experience managing mutual funds, investment philosophy and discipline, experienced investment and trading personnel, systems and other resources, and favorable history and reputation. The Board also reviewed the extensive information provided by the Adviser related to its business, legal and regulatory affairs. This review considered the resources available to the Adviser to provide the services specified under the New Investment Advisory and Administration Agreement, including the supervision of the Existing Sub-Advisers. Additionally, the Board considered that it is anticipated that substantially all of the portfolio managers currently managing the Funds will be joining the Adviser as part of the Transaction.

In light of the foregoing, the Board, including the Independent Directors, concluded that the services expected to be provided by the Adviser would be satisfactory, particularly given that the same individuals who currently provide portfolio management services to the Funds as employees of GEAM are expected to continue providing such services as employees of the Adviser, benefiting the Funds by providing continuity of service following the Transaction.

Investment Performance of GEAM and the Adviser.

The Directors considered the investment performance of GEAM and the Adviser for various periods focusing on GEAM’s and the Adviser’s investment performance with respect to registered investment companies and other accounts that have investment objectives and strategies similar to that of the Funds. The Board also engaged in detailed discussions with GEAM and the Adviser about their investment processes, focusing on the number and experience of portfolio management and supporting research personnel and GEAM’s and the Adviser’s investment style and approach employed. The Board noted that the Funds’ historical performance under the Existing GEAM Agreements was relevant as the personnel providing portfolio management services would continue to provide those services under the New Investment Advisory and Administration Agreement.

Taking these factors into consideration, the Board, including the Independent Directors, concluded that each Fund’s performance was acceptable.

Cost of the Services to be Provided And Profits to be Realized From The Relationship with the Funds.

The Directors considered the proposed Management Fees that would be paid to the Adviser by the Funds, as well as the fees proposed to be paid to each of the sub-advisers by the Adviser, which will reduce the net Management Fees retained by the Adviser. Representatives of the Adviser stated that the Adviser was not able to estimate profitability in a meaningful way but expected to discuss any changes in the level of profitability with the Board during the contract renewal process. The Directors considered the renewal requirements for advisory agreements and their ability to review the Management Fees annually after the initial term of the New Investment Advisory and Administration Agreement.

Information also was presented regarding the financial condition of the Adviser for various past periods. The Directors also considered the Adviser’s statements concerning its significant investment in supporting registered investment companies.

The Extent to Which Economies of Scale Would Be Realized as the Funds Grow and Whether Fee Levels Would Reflect Such Economies of Scale.

The Directors considered the extent to which economies of scale would be realized as the Funds grow, and whether the proposed fee levels reflect these economies of scale for the benefit of Fund investors. The Directors noted that the Adviser expects its distribution plans and capabilities to provide an opportunity for the Funds to experience additional growth. The Board considered that there might be some opportunities for reductions in certain fixed operating expenses that might be enjoyed by the Funds depending on the extent to which their assets increase and determined that, to the extent in the

18

Advisory and Administrative Agreement Approval	(Unaudited)

future it were determined that material economies of scale had not been shared with the Funds, the Board would seek to have those economies of scale shared with the Funds.

Comparison of Services to be Rendered and Fees to be Paid.

The Board discussed the services expected to be provided to the Funds by the Adviser, and the proposed Management Fees to be charged to the Funds for those services. Representatives of the Adviser stated information regarding the fee and expense ratio for each Fund and comparative information with respect to similar products was not expected to be materially different from the information provided to the Board at its December 2015 meeting. Representatives of the Adviser noted that most of the Funds’ fees and expenses generally should remain within applicable peer group ranges, and that the Management Fee rate is not proposed to change (except for the lowered fee rate for the S&P 500 Index Fund).

In light of the foregoing, the Board, including the Independent Directors, determined that the proposed Management Fees, considered in relation to the services to be provided to the Funds, supported the Board’s approval of the New Investment Advisory and Administration Agreement.

Fall-Out Benefits.

The Board considered actual and potential financial benefits that the Adviser could derive from its relationship with the Funds, including the custody, fund accounting and sub-administration services being provided to the Funds by affiliates of the Adviser. The Board noted, however, that the affiliates of the Adviser had already been providing such services to the Funds pursuant to various services agreements that had been negotiated at arm’s-length prior to the Transaction, and that the Adviser would not derive any additional benefits from such services following the close of the Transaction.

Conclusion.

No single factor was determinative to the Board’s decision. Based on their discussion and such other matters as were deemed relevant, the Directors, including the Independent Directors, concluded that the approval of the New Investment Advisory and Administration Agreement with the Adviser was in the best interests of the Funds.

19

Special Meeting of Shareholders — Voting Results	(Unaudited)

On June 22, 2016, the GE Investments Funds, Inc. (the “Company”) held a special meeting of shareholders of each series portfolio of the Company (collectively, the “Funds”), including shareholders of the U.S. Equity Fund (the “Fund”). Shareholders of record on April 22, 2016 were entitled to vote on the proposals. For each proposal, except Proposal 2, shareholders voted on a fund-by-fund basis. For Proposal 2, shareholders of all Funds voted together and not by Fund or share class. At the meeting, all proposals were approved by the Fund’s shareholders and the following votes were recorded:

Proposal 1:

Approval of a new investment advisory and administration agreement with SSGA Funds Management, Inc. (“SSGA FM”), pursuant to which SSGA FM will replace GE Asset Management Incorporated (“GEAM”) as investment adviser and administrator to the Funds upon consummation of the sale of the asset management and advisory services business conducted by GEAM and certain of its subsidiaries.

	No. of Shares	% of Outstanding Shares	% of Shares Present
Affirmative	644,019.999	96.360%	96.360%
Against	6,504.328	0.973%	0.973%
Abstain	17,822.716	2.667%	2.667%
Total	668,347.043	100.000%	100.000%

Proposal 2:

Approval of the election of John R. Costantino, Jeanne M. La Porta, R. Sheldon Johnson and Donna M. Rapaccioli to the Board of Directors of the Company (the “Board”).

Company votes:

	No. of Shares	% of Outstanding Shares	% of Shares Present
		Mr. John R. Costantino
Affirmative	148,179,044.354	97.652%	97.652%
Withhold	3,563,007.674	2.348%	2.348%
Total	151,742,052.028	100.000%	100.000%
		Ms. Jeanne M. La Porta
Affirmative	148,058,265.073	97.572%	97.572%
Withhold	3,683,786.955	2.428%	2.428%
Total	151,742,052.028	100.000%	100.000%
		Mr. R. Sheldon Johnson
Affirmative	148,154,711.538	97.636%	97.636%
Withhold	3,587,340.490	2.364%	2.364%
Total	151,742,052.028	100.000%	100.000%
		Ms. Donna M. Rapaccioli
Affirmative	148,234,766.100	97.689%	97.689%
Withhold	3,507,285.928	2.311%	2.311%
Total	151,742,052.028	100.000%	100.000%

20

Special Meeting of Shareholders — Voting Results	(Unaudited)

Fund votes:

	No. of Shares	% of Outstanding Shares	% of Shares Present
		Mr. John R. Costantino
Affirmative	658,816.547	98.574%	98.574%
Withhold	9,530.496	1.426%	1.426%
Total	668,347.043	100.000%	100.000%
		Ms. Jeanne M. La Porta
Affirmative	658,816.547	98.574%	98.574%
Withhold	9,530.496	1.426%	1.426%
Total	668,347.043	100.000%	100.000%
		Mr. R. Sheldon Johnson
Affirmative	659,102.124	98.617%	98.617%
Withhold	9,244.919	1.383%	1.383%
Total	668,347.043	100.000%	100.000%
		Ms. Donna M. Rapaccioli
Affirmative	659,102.124	98.617%	98.617%
Withhold	9,244.919	1.383%	1.383%
Total	668,347.043	100.000%	100.000%

Proposal 3:

Approval of manager-of-managers authority for SSGA FM, whereby SSGA FM may, subject to approval of the Board, enter into and materially amend investment sub-advisory agreements with unaffiliated sub-advisers for a Fund without obtaining shareholder approval in each case.

	No. of Shares	% of Outstanding Shares	% of Shares Present
Affirmative	640,555.179	95.842%	95.842%
Against	6,808.071	1.019%	1.019%
Abstain	20,983.793	3.139%	3.139%
Total	668,347.043	100.000%	100.000%

21

Additional Information	(Unaudited)

Information about Directors and Executive Officers:

The business and affairs of the Fund are managed under the direction of the Fund’s Board of Directors. Information pertaining to the Directors and officers of the Fund is set forth below. Matthew J. Simpson resigned as a Director of the Fund effective June 30, 2016.

Interested Directors and Executive Officers

Jeanne M. La Porta

Address  c/o SSGA FM 1600 Summer St. Stamford, CT 06905

Age  50

Position(s) Held with Fund  Director and President

Term of Office and Length of Time Served  Until successor is elected and qualified – 2 years

Principal Occupation(s) During Past 5 Years  Senior Managing Director at State Street Global Advisors since July 2016; President of GE Retirement Savings Plan Funds since July 2016; Senior Vice President and Commercial Operations Leader at GEAM from March 2014 to July 2016; President of GE Institutional Funds and GE Investments Funds, Inc. since April 2014; President and Trustee of GEAM’s UCITs Funds from March 2014 to November 2014; Senior Vice President and Commercial Administrative Officer at GEAM from April 2010 to March 2014; Vice President of GE Institutional Funds since July 2003; Vice President of Elfun Funds since October 2003; Vice President of GE Retirement Savings Plan Funds from October 2003 to July 2016; Secretary of GE Funds from July 2007 to September 2010 and Vice President from July 2007 to February 2011; Senior Vice President and Deputy General Counsel of GEAM from October 2007 to April 2010; Vice President and Assistant Secretary of Elfun Funds and GE Retirement Savings Plan Funds from July 2003 to June 2010; and Vice President and Associate General Counsel – Marketing and Client Services (formerly Asset Management Services) at GEAM from May 1997 to October 2007.

Number of Portfolios in Fund Complex Overseen by Director  22

Other Directorships Held by Director  Trustee and President of GE Institutional Funds since 2014; Trustee of Elfun Funds since 2014.

Brian Harris

Address   c/o SSGA FM State Street Financial Center One Lincoln Street Boston, MA 02111-2900

Age  43

Position(s) Held with Fund  Deputy Chief Compliance Officer

Term of Office and Length of Time Served  Until successor is elected and qualified – less than 1 year

Principal Occupation(s) During Past 5 years  Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (June 2013 - present)*; Senior Vice President and Global Head of Investment Compliance, BofA Global Capital Management (2010-2013); Director of Compliance, AARP Financial Inc. (2008-2010).

Number of Portfolios in Fund Complex Overseen by Officer  N/A

Other Directorships Held by Officer  N/A

Bruce S. Rosenberg

Address  c/o SSGA FM State Street Financial Center One Lincoln Street Boston, MA 02111-2900

Age  55

Position(s) Held with Fund  Assistant Treasurer

Term of Office and Length of Time Served  Until successor is elected and qualified – less than 1 year

Principal Occupation(s) During Past 5 years  Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 – present); Director, Credit Suisse (April 2008 – July 2015).

Number of Portfolios in Fund Complex Overseen by Officer  N/A

Other Directorships Held by Officer  N/A

Ann M. Carpenter

Address  c/o SSGA FM State Street Financial Center One Lincoln Street Boston, MA 02111-2900

Age  50

Position(s) Held with Fund  Assistant Treasurer

Term of Office and Length of Time Served  Until successor is elected and qualified – less than 1 year

Principal Occupation(s) During Past 5 years  Chief Operating Officer, SSGA Funds Management, Inc. (April 2014 – present); Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (2005 – present).*

Number of Portfolios in Fund Complex Overseen by Officer  N/A

Other Directorships Held by Officer  N/A

Chad C. Hallett

Address  c/o SSGA FM State Street Financial Center One Lincoln Street Boston, MA 02111-2900

Age  47

Position(s) Held with Fund  Assistant Treasurer

Term of Office and Length of Time Served  Until successor is elected and qualified – less than 1 year

Principal Occupation(s) During Past 5 years  Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 – present); Vice President, State Street Bank and Trust Company (2001 – November 2014).

Number of Portfolios in Fund Complex Overseen by Officer  N/A

Other Directorships Held by Officer  N/A

*	Served in various capacities and/or with various affiliated entities during noted time period.

22

Additional Information	(Unaudited)

JoonWon Choe

Address  c/o SSGA FM 1600 Summer St. Stamford, CT 06905

Age  46

Position(s) Held with Fund  Vice President & Secretary

Term of Office and Length of Time Served  Until successor is elected and qualified – 5 years

Principal Occupation(s) During Past 5 years  Managing Director and Managing Counsel at State Street Global Advisors since July 2016; Senior Vice President and Deputy General Counsel at GEAM from March 2011 to July 2016; Vice President and Secretary of GE Institutional Funds since September 2010; Vice President and Assistant Secretary of GE Retirement Savings Plan Funds since September 2010; Vice President and Assistant Secretary of Elfun Funds from September 2010 to July 2016; Senior Vice President and Associate General Counsel at GEAM from June 2010 to March 2011; Vice President and Associate General Counsel of GEAM from November 2005 to June 2010; and Vice President and Secretary of GE Funds from September 2010 to February 2011.

Number of Portfolios in Fund Complex Overseen by Officer  N/A

Other Directorships Held by Officer  N/A

Robert Herlihy

Address  c/o SSGA FM 1600 Summer St. Stamford, CT 06905

Age  48

Position(s) Held with Fund  Chief Compliance Officer

Term of Office and Length of Time Served  Until successor is elected and qualified – 10 years

Principal Occupation(s) During Past 5 years   Managing Director at State Street Global Advisors since July 2016; Deputy Chief Compliance Officer of Elfun Funds since July 2016; Chief Compliance Officer of GE Institutional Funds and GE Retirement Savings Plan Funds since July 2005; Chief Compliance Officer of GEAM and Elfun Funds from July 2005 to July 2016; Chief Compliance Officer of GE Funds from July 2005 to February 2011; and Manager of Fund Administration at GEAM from 2002-2005.

Number of Portfolios in Fund Complex Overseen by Officer  N/A

Other Directorships Held by Officer  N/A

Arthur A. Jensen

Address  c/o SSGA FM 1600 Summer St. Stamford, CT 06905

Age  49

Position(s) Held with Fund  Treasurer

Term of Office and Length of Time Served  Until successor is elected and qualified – 5 years

Principal Occupation(s) During Past 5 years  Vice President at State Street Global Advisors since July 2016; Deputy Treasurer of Elfun Funds since July 2016; Treasurer of GE Institutional Funds and GE Retirement Savings Plan Funds since June 2011; Treasurer of Elfun Funds from June 2011 to July 2016; Mutual Funds Controller of GEAM from April 2011 to July 2016; Senior Vice President at Citigroup from 2008 to 2010; and Vice President at JPMorgan from 2005 to 2008.

Number of Portfolios in Fund Complex Overseen by Officer  N/A

Other Directorships Held by Officer  N/A

Non-Interested Directors

John R. Costantino

Address    c/o SSGA FM 1600 Summer St. Stamford, CT 06905

Age    69

Position(s) Held with Fund    Chairman of the Board

Term of Office and Length of Time Served    Until successor is elected and qualified – 19 years

Principal Occupation(s) During Past 5 years    General Partner, NGN Capital LLC since 2006; and Managing Director, Vice President of Walden Capital Management since 1996.

Number of Portfolios in Fund Complex Overseen by Director    16

Other Directorships Held by Director    Trustee of GE Institutional Funds since 1997; Trustee of Fordham University from 1989 to 1995 and from 2001 to 2007 and Trustee Emeritus since 2007; Trustee of NeuroScience Research Institute since 1986; Trustee of GE Funds from 1993 to February 2011; Director of Artes Medical from 2006 to 2008; and Trustee of Gregorian University Foundation from 1992 to 2007.

R. Sheldon Johnson

Address    c/o SSGA FM 1600 Summer St. Stamford, CT 06905

Age    69

Positions(s) Held with Fund    Director

Term of office and Length of Time served    Until successor is elected and qualified – 5 years

Principal Occupation(s) During Past 5 years    Retired, 2006 to present; Head of Global Institutional Equity Sales and Marketing at Morgan Stanley & Co., Inc. from 2002 to 2006 and Managing Director at Morgan Stanley & Co., Inc. from 1988 to 2006.

Number of Portfolios in Fund Complex Overseen by Director    16

Other Directorships Held by Director    Trustee of GE Institutional Funds since April 2011 and Trustee of St. Lawrence University since 2003.

Donna M. Rapaccioli

Address    c/o SSGA FM 1600 Summer St. Stamford, CT 06905

Age    53

Position(s) Held with Fund    Director

Term of Office and Length of Time Served    Until successor is elected and qualified — 4 years

Principal Occupation(s) During Past 5 Years    Dean of the Gabelli School of Business since 2007 and Accounting professor since 1987 at Fordham University.

Number of Portfolios in Fund Complex Overseen by Officer    16

Other Directorships Held by Director    Trustee of GE Institutional Funds since January 2012 and Trustee of Emmanuel College since 2010.

The Statement of Additional Information for the Funds includes additional information about the Directors and Officers and is available, without charge, upon request by calling 1-800-242-0134.

23

Investment Team	(Unaudited)

Investment Adviser and Administrator

SSGA Funds Management, Inc.

Board of Directors

John R. Costantino, Chairman

R. Sheldon Johnson

Jeanne M. La Porta

Donna M. Rapaccioli

Secretary

JoonWon Choe

Assistant Secretary

Michelle Matzelle

Treasurer

Arthur A. Jensen

Assistant Treasurers

Bruce S. Rosenberg

Ann M. Carpenter

Chad C. Hallett

Distributor

State Street Global Markets, LLC

Member FINRA and SIPC

Custodian

State Street Bank & Trust Company

24

Investment Adviser

SSGA Funds Management, Inc.

1600 Summer Street

Stamford, CT 06905

or at:

P.O. Box 7900

Stamford, CT 06904-7900

Distributor

State Street Global Markets, LLC

Member FINRA and SIPC

State Street Financial Center

One Lincoln Street

Boston, MA 02111

www.geam.com

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 1-800-242-0134; (ii) on the Fund’s website at http://www.geam.com; and (iii) on the Commission’s website at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC – information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at http://www.geam.com; and (ii) on the Commission’s website at http://www.sec.gov.

GE Investments Funds, Inc.

Total Return Fund

Semi-Annual Report

June 30, 2016

GE Investments Funds, Inc.

Total Return Fund

This report is prepared for Policyholders of certain variable contracts and may be distributed to others only if preceded or accompanied by the variable contract’s current prospectus and the current summary prospectus of the Fund available for investments thereunder.

Total Return Fund	(Unaudited)

Fund Information

Notes to Performance

Total return performance shown in this report for the GE Investments Total Return Fund (the “Fund”) takes into account changes in share price and assumes reinvestment of dividends and capital gains distributions, if any. Total returns shown are net of Fund fees and expenses but do not reflect fees and charges associated with the variable contracts such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the Fund’s total returns for all periods shown.

The performance data quoted represents past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Periods less than one year are not annualized. Please call 800-242-0134 or visit the Fund’s website at http://www.geam.com for the most recent month-end performance data.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. An investment in the Fund is subject to risk, including possible loss of principal invested.

Investment Profile

A mutual fund designed for investors who seek the highest total return, composed of current income and capital appreciation, as is consistent with prudent investment risk. The Fund seeks to achieve its investment objective by investing primarily in a combination of U.S. and foreign (non-U.S.) equity and debt securities and cash. The investment adviser utilizes information from its Asset Allocation Committee to allocate the Fund’s assets across various asset classes in order to diversify the Fund’s holdings and to adjust the asset class weightings based on market and economic conditions. Based on the investment adviser’s asset allocation decisions, the Fund’s assets are managed by a sub-adviser that employs an indexing investment approach designed to track the performance of three broad-based indexes.

Sector Allocation

Portfolio Compositions as a % of Fair Value of Investments of $2,409,687 (in thousands) on June 30, 2016 (a)(b)

Top Ten Largest Equity Holdings

as a % of Fair Value of Investments of $2,409,687 (in thousands) on June 30, 2016 (a)(b)

Apple Inc.	1.00%
Microsoft Corp.	0.77%
Exxon Mobil Corp.	0.74%
Johnson & Johnson	0.64%
General Electric Co.	0.55%
Amazon.com Inc.	0.53%
Berkshire Hathaway Inc., Class B	0.52%
AT&T Inc.	0.51%
Facebook Inc., Class A	0.51%
Verizon Communications Inc.	0.44%

(a)	Fair Value basis is inclusive of short-term investment in State Street Institutional U.S. Government Money Market Fund Class G Shares.
(b)	The securities information regarding holdings, allocations and other characteristics is presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

State Street Global Markets, LLC, Member of FINRA & SIPC, is the principal underwriter and distributor of the GE Investments Funds, Inc. and a wholly owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. The Fund pays State Street Bank and Trust Company for its services as custodian and Fund Accounting agent, and pays SSGA Funds Management, Inc. for investment advisory and administration services.

1

Total Return Fund	(Unaudited)

Understanding Your Fund’s Expenses

As a shareholder of the Fund, you incur ongoing costs. Ongoing costs include portfolio management fees, distribution and service fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class of the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended June 30, 2016.

Actual Expenses

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given under the heading “Expenses paid during the period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs, such as sales charges or redemption fees, if any. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. Additionally, the expenses shown do not reflect the fees or charges associated with variable contracts through which shares of the Fund are offered.

January 1, 2016 – June 30, 2016

	Account value at the beginning of the period ($)	Account value at the end of the period ($)	Expenses paid during the period ($)*
Actual Fund Return
Class 1	1,000.00	1,030.00	3.13
Class 3	1,000.00	1,028.40	4.39
Hypothetical 5% Return (2.5% for the period)
Class 1	1,000.00	1,021.78	3.12
Class 3	1,000.00	1,020.54	4.37

*	Expenses are equal to the Fund’s annualized net expense ratio of 0.62% for Class 1 and 0.87% for Class 3 (for the period January 1, 2016 – June 30, 2016), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

2

Total Return Fund

Summary Schedule of Investments	June 30, 2016 (Unaudited)

Total Return Fund

	Number of Shares	Fair Value
Equity Securities — 62.0%†

Consumer Discretionary — 7.4%

Amazon.com Inc.	17,846	$12,770,955	(a)
Comcast Corp., Class A	111,182	7,247,954
The Home Depot Inc.	57,347	7,322,638
The Walt Disney Co.	68,963	6,745,961
Other Securities	9,225,816	141,089,506
		175,177,014

Consumer Staples — 6.6%

Altria Group Inc.	89,970	6,204,331
Nestle S.A.	105,366	8,182,852
PepsiCo Inc.	66,450	7,039,713
Philip Morris International Inc.	71,711	7,294,443
The Coca-Cola Co.	179,065	8,117,017
The Procter & Gamble Co.	122,964	10,411,362
Other Securities	5,997,588	109,008,217
		156,257,935

Energy — 4.3%

Chevron Corp.	86,928	9,112,662
Exxon Mobil Corp.	191,316	17,933,962
Other Securities	8,412,628	75,723,368
		102,769,992

Financials — 12.1%

Bank of America Corp.	473,516	6,283,557
Berkshire Hathaway Inc., Class B	86,421	12,512,896	(a)
JPMorgan Chase & Co.	168,654	10,480,160
Wells Fargo & Co.	213,238	10,092,555
Other Securities	52,315,156	247,381,020
		286,750,188

Healthcare — 7.8%

Johnson & Johnson	126,842	15,385,935
Merck & Company Inc.	127,495	7,344,987
Novartis AG	76,735	6,348,544
Pfizer Inc.	279,856	9,853,730
Roche Holding AG	23,455	6,203,912
UnitedHealth Group Inc	43,947	6,205,316
Other Securities	4,036,370	132,879,381
		184,221,805

Industrials — 6.7%

General Electric Co.	423,765	13,340,122	(b)
Other Securities	14,222,602	145,350,005
		158,690,127

Information Technology — 9.6%

Alphabet Inc., Class A	13,569	9,546,199	(a)
Alphabet Inc., Class C	13,592	9,407,023	(a)

	Number of Shares	Fair Value

Apple Inc.	252,357	$24,125,329
Cisco Systems Inc.	232,242	6,663,023
Facebook Inc., Class A	106,606	12,182,934	(a)
Intel Corp.	217,930	7,148,104
International Business Machines Corp.	40,819	6,195,508
Microsoft Corp.	362,478	18,547,999
Visa Inc., Class A	87,712	6,505,599
Other Securities	9,626,359	128,063,990
		228,385,708

Materials — 2.9%

Other Securities	6,769,234	67,661,886
		67,661,886

Telecommunication Services — 2.3%

AT&T Inc.	283,765	12,261,486
Verizon Communications Inc.	187,871	10,490,717
Other Securities	8,755,787	31,815,822
		54,568,025

Utilities — 2.3%

Other Securities	7,555,866	54,137,568
		54,137,568

Total Equity Securities (Cost $1,267,919,682)		1,468,620,248

		Principal Amount	Fair Value
Bonds and Notes — 31.1%

U.S. Treasuries — 11.2%

U.S. Treasury Bonds
2.50%	02/15/45 - 05/15/46	$3,050,000	$3,179,886
2.75%	11/15/42	650,000	715,635
2.88%	08/15/45	1,600,000	1,797,125
3.00%	05/15/42 - 11/15/45	15,900,000	18,348,304
3.13%	08/15/44	2,000,000	2,355,782
3.38%	05/15/44	2,900,000	3,577,083
3.63%	08/15/43 - 02/15/44	1,740,000	2,245,545
3.75%	11/15/43	600,000	792,258
4.38%	11/15/39	500,000	711,035
4.50%	02/15/36	3,500,000	5,041,778
4.63%	02/15/40	500,000	735,371
5.25%	02/15/29	200,000	282,852
5.50%	08/15/28	1,450,000	2,073,443
6.38%	08/15/27	200,000	299,055
7.63%	11/15/22 - 02/15/25	500,000	720,598
7.88%	02/15/21	2,000,000	2,623,594
8.75%	05/15/20	3,000,000	3,898,242
9.00%	11/15/18	3,000,000	3,593,085
U.S. Treasury Notes
0.63%	07/31/17 - 04/30/18	17,300,000	17,317,429

See Notes to Summary Schedule of Investments and Notes to Financial Statements.

3

Total Return Fund

Summary Schedule of Investments	June 30, 2016 (Unaudited)

		Principal Amount	Fair Value
0.75%	12/31/17 - 03/31/18	$6,000,000	$6,016,640
0.88%	07/15/17 - 03/31/18	7,500,000	7,533,851
1.00%	03/15/18 - 06/30/21	14,300,000	14,405,207
1.13%	12/31/19 - 02/28/21	18,800,000	18,994,297
1.25%	10/31/18 - 02/29/20	13,500,000	13,705,837
1.38%	07/31/18 - 10/31/20	15,700,000	15,988,404
1.50%	11/30/19 - 03/31/23	13,000,000	13,297,129
1.63%	04/30/19 - 05/15/26	18,300,000	18,747,937
1.75%	10/31/20 - 09/30/22	10,600,000	10,959,696
2.00%	07/31/20 - 08/15/25	28,344,000	29,652,218
2.13%	08/31/20 - 12/31/22	5,100,000	5,368,811
2.25%	03/31/21 - 11/15/25	12,890,000	13,750,353
2.38%	05/31/18 - 08/15/24	11,700,000	12,373,312
2.50%	08/15/23 - 05/15/24	3,500,000	3,801,210
2.63%	08/15/20 - 11/15/20	3,885,000	4,159,868
3.13%	05/15/21	4,000,000	4,401,720
3.63%	02/15/21	700,000	783,535
			264,248,125

U.S. Government Sponsored Agency — 0.0%*

Other Securities		1,000,000	1,082,058

Agency Collateralized Mortgage Obligations — 0.2%

Federal Home Loan Mortgage Corp.
2.37%	05/25/22	600,000	622,225
2.60%	10/25/23	132,904	138,729
2.79%	10/25/20	43,149	44,398
2.87%	12/25/21	800,000	848,059
3.06%	07/25/23	600,000	649,034	(c)
3.30%	04/25/23	100,000	109,647	(c)
3.39%	03/25/24	200,000	221,087
3.40%	07/25/19	154,750	159,525
3.41%	05/25/19	209,081	216,438
3.49%	01/25/24	300,000	333,204
3.53%	07/25/23	800,000	888,359	(c)
3.97%	01/25/21	200,000	220,077
4.25%	01/25/20	100,000	109,677
5.09%	03/25/19	100,000	109,157
			4,669,616

Agency Mortgage Backed — 9.5%

Federal Home Loan Mortgage Corp.
0.88%	03/07/18	2,000,000	2,003,686
1.20%	10/29/18	1,100,000	1,100,364
1.25%	10/02/19	1,500,000	1,517,505
1.38%	05/01/20	1,500,000	1,522,684
1.79%	06/01/43	281,673	286,056	(c)
2.38%	01/13/22	2,100,000	2,224,498
2.46%	05/01/43	775,762	800,554	(c)
2.50%	07/01/28 - 01/01/30	3,388,123	3,507,192
2.51%	11/25/22	300,000	314,290
2.52%	08/01/43	281,544	290,716	(c)
3.00%	05/01/30 - 06/01/43	12,627,966	13,232,797

		Principal Amount	Fair Value
3.50%	10/01/42 - 05/01/46	$12,632,740	$13,347,863
4.00%	06/01/42 - 04/01/46	8,345,394	8,963,767
4.50%	05/01/42	94,214	103,323
4.88%	06/13/18	2,000,000	2,161,576
5.00%	12/01/22 - 06/01/41	3,467,172	3,823,453
5.50%	01/01/38 - 04/01/39	617,710	709,125
6.00%	06/01/37 - 11/01/37	576,677	672,027
6.25%	07/15/32	1,000,000	1,512,267
2.50%	TBA	1,650,000	1,700,131	(d)
3.00%	TBA	729,000	759,399	(d)
3.50%	TBA	1,582,000	1,668,808	(d)
4.00%	TBA	1,509,000	1,565,027	(d)
4.50%	TBA	402,000	438,431	(d)
Federal National Mortgage Assoc.
0.88%	12/20/17 - 05/21/18	6,900,000	6,924,565
1.90%	04/01/43	525,940	539,766	(c)
2.50%	02/01/28 - 08/01/30	6,260,861	6,514,991
2.68%	05/25/21	100,000	105,476	(c)
3.00%	01/01/28 - 12/01/45	20,228,010	21,210,152
3.50%	07/01/30 - 05/01/46	23,164,598	24,533,971
4.00%	10/01/41 - 05/01/46	14,993,371	16,200,562
4.50%	10/01/40 - 03/01/44	11,321,938	12,409,652
5.00%	12/01/39 - 06/01/41	4,105,795	4,649,470
5.50%	12/01/35 - 04/01/38	4,142,787	4,700,124
6.00%	03/01/34 - 08/01/37	2,967,019	3,415,059
6.63%	11/15/30	100,000	153,315
2.50%	TBA	342,000	349,493	(d)
3.00%	TBA	2,484,000	2,578,077	(d)
3.50%	TBA	2,171,000	2,300,146	(d)
4.00%	TBA	1,332,530	1,381,675	(d)
4.50%	TBA	492,360	507,556	(d)
4.50%	TBA	5,640	6,153
Government National Mortgage Assoc.
2.50%	05/20/45	333,215	340,425
3.00%	10/15/42 - 12/20/45	6,836,839	7,151,226
3.50%	05/20/45 - 06/20/46	17,177,969	18,256,128
4.00%	12/20/40 - 06/20/46	9,158,235	9,849,703
4.50%	05/20/40	3,332,156	3,629,228
5.00%	08/15/41	3,483,028	3,907,879
3.00%	TBA	5,233,000	5,469,302	(d)
3.50%	TBA	3,544,000	3,760,793	(d)
4.00%	TBA	394,000	421,149	(d)
			225,491,575

Asset Backed — 0.2%

Other Securities		3,900,000	3,988,509

Corporate Notes — 9.0%

Apple Inc.
1.00%	05/03/18	250,000	250,528
3.25%	02/23/26	160,000	170,009
4.38%	05/13/45	465,000	506,976
4.65%	02/23/46	185,000	208,422

See Notes to Summary Schedule of Investments and Notes to Financial Statements.

4

Total Return Fund

Summary Schedule of Investments	June 30, 2016 (Unaudited)

		Principal Amount	Fair Value

General Electric Co.
5.25%	12/06/17	$500,000	$530,085	(b)
5.50%	01/08/20	1,000,000	1,143,109	(b)
6.75%	03/15/32	1,250,000	1,755,116	(b)
Other Securities		196,000,043	209,057,949
			213,622,194

Non-Agency Collateralized Mortgage Obligations — 0.3%

Other Securities		6,760,889	7,317,269

Sovereign Bonds — 0.4%

Other Securities		8,022,000	9,099,947

Municipal Bonds and Notes — 0.3%

Other Securities		5,650,000	7,291,977

FNMA (TBA) — 0.0%*

Lehman TBA
5.50%	TBA	403,163	23,787	(e,f)

Total Bonds and Notes (Cost $712,762,950)			736,835,057

	Number of Shares	Fair Value
Exchange Traded Funds — 2.0%

SPDR Barclays High Yield Bond ETF (Cost $47,803,495)	1,353,600	$48,323,520

Total Investments in Securities (Cost $2,028,486,127)		2,253,778,825

Short-Term Investments — 6.6%

State Street Institutional U.S. Government Money Market Fund — Class G Shares 0.29% (Cost $155,907,773)		155,907,773	(g,h,i)

Total Investments (Cost $2,184,393,900)		2,409,686,598

Liabilities in Excess of Other Assets, net — (1.7)%		(40,329,044)

NET ASSETS — 100.0%		$2,369,357,554

Other Information:

The Fund had the following long futures contracts open at June 30, 2016:
Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Appreciation (Depreciation)
MSCI EAFE Mini Index Futures	September 2016	39	$3,149,640	$49,869
MSCI Emerging Market Mini Futures	September 2016	24	1,001,640	29,768
Russell 2000 Mini Index Futures	September 2016	4	458,960	1,295
S&P 500 Emini Index Futures	September 2016	136	14,213,360	(90,921)
S&P Mid 400 Emini Index Futures	September 2016	6	895,800	(9,910)

				$(19,899)

The Fund had the following short futures contracts open at June 30, 2016:

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Depreciation
S&P 500 Emini Index Futures	September 2016	470	$(49,119,700)	$(480,697)

				$(500,596)

The Fund held the following TBA sale commitments as of June 30, 2016:

		Principal Amount	Fair Value

Agency Mortgage Backed — 0.0%*

Federal National Mortgage Assoc. TBA
4.00%	TBA	$(181,000)	$(194,027)	(d)
Federal National Mortgage Assoc. TBA
4.00%	TBA	(23,530)	(25,201)	(d)
			(219,229)

The Fund was invested in the following countries/territories at June 30, 2016 (unaudited):
Country/Territory	Percentage (based on Fair Value)
United States	73.44%
Japan	3.92%
United Kingdom	3.59%
Canada	1.91%
Switzerland	1.83%
France	1.66%

See Notes to Summary Schedule of Investments and Notes to Financial Statements.

5

Total Return Fund

Summary Schedule of Investments	June 30, 2016 (Unaudited)

Country/Territory	Percentage (based on Fair Value)
Germany	1.61%
China	1.36%
Australia	1.32%
South Korea	0.79%
Netherlands	0.70%
Taiwan	0.63%
Hong Kong	0.60%
Ireland	0.53%
Spain	0.53%
Sweden	0.46%
India	0.43%
Brazil	0.41%
Mexico	0.39%
South Africa	0.38%
Singapore	0.34%
Denmark	0.33%
Italy	0.32%
Supranational	0.32%
Belgium	0.25%
Russian Federation	0.19%
Turkey	0.17%
Finland	0.16%
Malaysia	0.16%
Indonesia	0.14%
Philippines	0.13%
Norway	0.13%
Israel	0.12%
Thailand	0.11%
Poland	0.09%
Colombia	0.09%
Chile	0.08%
Qatar	0.05%
United Arab Emirates	0.04%
Peru	0.04%
Luxembourg	0.03%
Austria	0.03%
New Zealand	0.03%
Cayman Islands	0.03%
Portugal	0.02%
Uruguay	0.02%
Greece	0.02%
Panama	0.01%
Bermuda	0.01%
Hungary	0.01%
Guernsey	0.01%
Czech Republic	0.01%
Egypt	0.01%
Malta	0.01%
Puerto Rico	0.00%	**
Monaco	0.00%	**
Jersey	0.00%	**
United States Virgin Islands	0.00%	**

	100.00%

The Fund’s % share of investment in the various categories, based on Fair Value, is as follows at June 30, 2016 (unaudited):

Industry	Domestic	Foreign	Total
Diversified Banks	1.49%	2.89%	4.38%
Pharmaceuticals	2.02%	1.68%	3.70%
Integrated Oil & Gas	1.23%	1.04%	2.27%
Exchange Traded Funds	2.01%	0.00%	2.01%
Internet Software & Services	1.46%	0.47%	1.93%
Technology Hardware, Storage & Peripherals	1.24%	0.40%	1.64%
Integrated Telecommunication Services	0.99%	0.62%	1.61%
Packaged Foods & Meats	0.60%	0.74%	1.34%
Semiconductors	0.81%	0.50%	1.31%
Biotechnology	1.01%	0.29%	1.30%
Industrial Conglomerates	0.90%	0.39%	1.29%
Electric Utilities	0.81%	0.40%	1.21%
Aerospace & Defense	0.94%	0.21%	1.15%
Systems Software	1.08%	0.04%	1.12%
Tobacco	0.64%	0.37%	1.01%
Healthcare Equipment	0.62%	0.38%	1.00%
Household Products	0.70%	0.22%	0.92%
Data Processing & Outsourced Services	0.83%	0.07%	0.90%
Oil & Gas Exploration & Production	0.60%	0.26%	0.86%
Automobile Manufacturers	0.17%	0.67%	0.84%
Internet Retail	0.75%	0.08%	0.83%
Life & Health Insurance	0.29%	0.51%	0.80%
Soft Drinks	0.70%	0.08%	0.78%
IT Consulting & Other Services	0.35%	0.33%	0.68%
Multi-Utilities	0.44%	0.23%	0.67%
Regional Banks	0.40%	0.25%	0.65%
Multi-Sector Holdings	0.53%	0.11%	0.64%
Industrial Machinery	0.24%	0.39%	0.63%
Restaurants	0.48%	0.14%	0.62%
Wireless Telecommunication Services	0.00%	0.60%	0.60%
Application Software	0.30%	0.27%	0.57%
Railroads	0.26%	0.30%	0.56%
Managed Healthcare	0.54%	0.02%	0.56%
Movies & Entertainment	0.51%	0.04%	0.55%
Property & Casualty Insurance	0.18%	0.36%	0.54%
Multi-Line Insurance	0.17%	0.36%	0.53%
Asset Management & Custody Banks	0.35%	0.16%	0.51%
Retail REITs	0.27%	0.23%	0.50%
Hypermarkets & Super Centers	0.34%	0.14%	0.48%
Specialty Chemicals	0.21%	0.26%	0.47%
Communications Equipment	0.36%	0.11%	0.47%
Cable & Satellite	0.30%	0.15%	0.45%
Home Improvement Retail	0.43%	0.02%	0.45%
Personal Products	0.04%	0.41%	0.45%
Apparel, Accessories & Luxury Goods	0.13%	0.31%	0.44%

See Notes to Summary Schedule of Investments and Notes to Financial Statements.

6

Total Return Fund

Summary Schedule of Investments	June 30, 2016 (Unaudited)

Industry	Domestic	Foreign	Total
Specialized REITs	0.43%	0.00%	0.43%
Oil & Gas Equipment & Services	0.36%	0.05%	0.41%
Brewers	0.04%	0.36%	0.40%
Food Retail	0.09%	0.31%	0.40%
Diversified Chemicals	0.24%	0.15%	0.39%
Electrical Components & Equipment	0.18%	0.20%	0.38%
Investment Banking & Brokerage	0.26%	0.11%	0.37%
Specialized Finance	0.21%	0.16%	0.37%
Apparel Retail	0.19%	0.17%	0.36%
Oil & Gas Storage & Transportation	0.19%	0.15%	0.34%
Drug Retail	0.34%	0.00%	0.34%
Diversified Metals & Mining	0.03%	0.31%	0.34%
Air Freight & Logistics	0.25%	0.07%	0.32%
Oil & Gas Refining & Marketing	0.18%	0.13%	0.31%
Auto Parts & Equipment	0.06%	0.25%	0.31%
Consumer Finance	0.24%	0.05%	0.29%
Trading Companies & Distributors	0.05%	0.23%	0.28%
Healthcare Services	0.16%	0.11%	0.27%
Life Sciences Tools & Services	0.23%	0.03%	0.26%
Construction & Engineering	0.04%	0.22%	0.26%
Diversified Real Estate Activities	0.00%	0.26%	0.26%
Construction Machinery & Heavy Trucks	0.14%	0.12%	0.26%
Electronic Components	0.07%	0.17%	0.24%
Fertilizers & Agricultural Chemicals	0.13%	0.11%	0.24%
Airlines	0.17%	0.06%	0.23%
Construction Materials	0.05%	0.18%	0.23%
Commodity Chemicals	0.06%	0.17%	0.23%
General Merchandise Stores	0.17%	0.06%	0.23%
Healthcare Distributors	0.20%	0.02%	0.22%
Distillers & Vintners	0.08%	0.14%	0.22%
Gold	0.04%	0.18%	0.22%
Building Products	0.04%	0.17%	0.21%
Industrial Gases	0.11%	0.09%	0.20%
Semiconductor Equipment	0.10%	0.10%	0.20%
Steel	0.03%	0.16%	0.19%
Gas Utilities	0.06%	0.13%	0.19%
Residential REITs	0.17%	0.01%	0.18%
Hotels, Resorts & Cruise Lines	0.12%	0.06%	0.18%
Research & Consulting Services	0.10%	0.08%	0.18%
Insurance Brokers	0.09%	0.09%	0.18%
Footwear	0.14%	0.04%	0.18%
Health Care REITs	0.17%	0.00%	0.17%
Office REITs	0.09%	0.08%	0.17%
Automotive Retail	0.15%	0.02%	0.17%
Publishing	0.01%	0.14%	0.15%
Broadcasting	0.08%	0.07%	0.15%
Advertising	0.06%	0.08%	0.14%
Electronic Equipment & Instruments	0.01%	0.13%	0.14%
Healthcare Supplies	0.03%	0.11%	0.14%
Healthcare Facilities	0.06%	0.07%	0.13%
Diversified Capital Markets	0.00%	0.13%	0.13%
Diversified REITs	0.00%	0.13%	0.13%
Home Building	0.05%	0.08%	0.13%

Industry	Domestic	Foreign	Total
Home Entertainment Software	0.08%	0.05%	0.13%
Department Stores	0.04%	0.08%	0.12%
Consumer Electronics	0.01%	0.11%	0.12%
Specialty Stores	0.08%	0.04%	0.12%
Electronic Manufacturing Services	0.00%	0.12%	0.12%
Paper Packaging	0.08%	0.04%	0.12%
Casinos & Gaming	0.01%	0.11%	0.12%
Reinsurance	0.01%	0.11%	0.12%
Environmental & Facilities Services	0.09%	0.02%	0.11%
Real Estate Development	0.00%	0.11%	0.11%
Industrial REITs	0.07%	0.03%	0.10%
Thrifts & Mortgage Finance	0.00%	0.09%	0.09%
Leisure Products	0.04%	0.05%	0.09%
Real Estate Operating Companies	0.00%	0.09%	0.09%
Tires & Rubber	0.01%	0.08%	0.09%
Diversified Support Services	0.02%	0.07%	0.09%
Agricultural Products	0.06%	0.02%	0.08%
Agricultural & Farm Machinery	0.05%	0.03%	0.08%
Water Utilities	0.03%	0.05%	0.08%
Highways & Railtracks	0.00%	0.08%	0.08%
Security & Alarm Services	0.04%	0.03%	0.07%
Food Distributors	0.05%	0.02%	0.07%
Other Diversified Financial Services	0.00%	0.07%	0.07%
Human Resource & Employment Services	0.01%	0.06%	0.07%
Independent Power Producers & Energy Traders	0.03%	0.04%	0.07%
Household Appliances	0.03%	0.04%	0.07%
Heavy Electrical Equipment	0.00%	0.07%	0.07%
Home Furnishings	0.03%	0.04%	0.07%
Airport Services	0.00%	0.06%	0.06%
Distributors	0.05%	0.01%	0.06%
Trucking	0.02%	0.04%	0.06%
Paper Products	0.00%	0.05%	0.05%
Hotel & Resort REITs	0.05%	0.00%	0.05%
Alternative Carriers	0.03%	0.02%	0.05%
Healthcare Technology	0.03%	0.02%	0.05%
Marine	0.00%	0.05%	0.05%
Housewares & Specialties	0.04%	0.00%	0.04%
Metal & Glass Containers	0.04%	0.00%	0.04%
Aluminum	0.02%	0.02%	0.04%
Oil & Gas Drilling	0.01%	0.03%	0.04%
Coal & Consumable Fuels	0.00%	0.04%	0.04%
Home Furnishing Retail	0.01%	0.03%	0.04%
Motorcycle Manufacturers	0.02%	0.01%	0.03%
Education Services	0.00%	0.03%	0.03%
Office Services & Supplies	0.01%	0.02%	0.03%
Computer & Electronics Retail	0.02%	0.01%	0.03%
Commercial Printing	0.01%	0.02%	0.03%
Leisure Facilities	0.00%	0.03%	0.03%
Technology Distributors	0.01%	0.02%	0.03%
Marine Ports & Services	0.00%	0.03%	0.03%
Mortgage REITs	0.03%	0.00%	0.03%
Real Estate Services	0.01%	0.01%	0.02%

See Notes to Summary Schedule of Investments and Notes to Financial Statements.

7

Total Return Fund

Summary Schedule of Investments	June 30, 2016 (Unaudited)

Industry	Domestic	Foreign	Total
Specialized Consumer Services	0.02%	0.00%	0.02%
Silver	0.00%	0.02%	0.02%
Precious Metals & Minerals	0.00%	0.02%	0.02%
Renewable Electricity	0.00%	0.02%	0.02%
Forest Products	0.00%	0.01%	0.01%
Textiles	0.00%	0.01%	0.01%
Catalog Retail	0.00%	0.00%	0.00%	**

			62.95%

Sector	Percentage (based on Fair Value)
U.S. Treasuries	10.97%
Agency Mortgage Backed	9.36%
Corporate Notes	8.87%
Sovereign Bonds	0.38%
Non-Agency Collateralized Mortgage Obligations	0.30%
Municipal Bonds and Notes	0.30%
Agency Collateralized Mortgage Obligations	0.19%
Asset Backed	0.17%
U.S. Government Sponsored Agencies	0.04%
FNMA (TBA)	0.00%	**

	30.58%

Short-Term Investments
Short-Term Investments	6.47%

	6.47%

	100.00%

See Notes to Summary Schedule of Investments and Notes to Financial Statements.

8

Notes to Summary Schedule of Investments	June 30, 2016 (Unaudited)

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange

Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 242-0134; and ii) on the SEC’s website at http://www.sec.gov.

(a)	Non-income producing security.

(b)	General Electric Co. is the parent company of GE Asset Management, Inc., the Fund’s investment adviser prior to July 1, 2016.

(c)	Variable or floating rate security. The stated rate represents the rate at June 30, 2016.

(d)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.

(e)	Security is fair valued by the Valuation Committee, in accordance with the procedures approved by the Fund’s Board of Directors.
(f)	Security is in default.

(g)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, effective July 1, 2016, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.

(h)	Coupon amount represents effective yield.

(i)	At June 30, 2016, all or a portion of this security was pledged to cover collateral requirements for futures and/or TBA’s.

†	Percentages are based on net assets as of June 30, 2016.

*	Less than 0.05%.

**	Less than 0.005%.

Abbreviations:

REIT	—	Real Estate Investment Trust

TBA	—	To Be Announced

9

Financial Highlights

Selected data based on a share outstanding throughout the periods indicated

	CLASS 1
	6/30/16†		12/31/15	12/31/14		12/31/13		12/31/12		12/31/11
Inception date	—		—	—		—		—		7/1/85
Net asset value, beginning of period	$17.66		$18.81	$18.71		$17.35		$15.66		$16.42
Income/(loss) from investment operations:
Net investment income	0.18		0.31	0.35		0.29		0.28		0.31
Net realized and unrealized gains/(losses) on investments	0.35		(0.52)	0.65		2.29		1.68		(0.78)
Total income/(loss) from investment operations	0.53		(0.21)	1.00		2.58		1.96		(0.47)
Less distributions from:
Net investment income	—		0.34	0.34		0.29		0.27		0.29
Net realized gains	—		0.60	0.56		0.93		—		—
Total distributions	—		0.94	0.90		1.22		0.27		0.29
Net asset value, end of period	$18.19		$17.66	$18.81		$18.71		$17.35		$15.66
TOTAL RETURN (a)	3.00%		(1.13)%	5.32%		14.93%		12.55%		(2.85)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)	$793,998		$807,584	$941,344		$1,046,388		$1,015,136		$1,006,391
Ratios to average net assets:
Net expenses	0.62%	*	0.61%	0.62%	(b)	0.60%	(b)	0.73%	(b)	0.74%	(b)(c)
Gross expenses	0.62%	*	0.61%	0.62%		0.61%		0.74%		0.76%
Net investment income	2.00%	*	1.56%	1.66%		1.50%		1.45%		1.67%
Portfolio turnover rate	21%		70%	78%		175%		168%		195%

	CLASS 3
	6/30/16†		12/31/15	12/31/14		12/31/13		12/31/12		12/31/11
Inception date	—		—	—		—		—		5/1/06
Net asset value, beginning of period	$17.61		$18.75	$18.65		$17.30		$15.62		$16.38
Income/(loss) from investment operations:
Net investment income	0.15		0.27	0.28		0.24		0.20		0.24
Net realized and unrealized gains/(losses) on investments	0.35		(0.51)	0.67		2.28		1.71		(0.75)
Total income/(loss) from investment operations	0.50		(0.24)	0.95		2.52		1.91		(0.51)
Less distributions from:
Net investment income	—		0.30	0.29		0.24		0.23		0.25
Net realized gains	—		0.60	0.56		0.93		—		—
Total distributions	—		0.90	0.85		1.17		0.23		0.25
Net asset value, end of period	$18.11		$17.61	$18.75		$18.65		$17.30		$15.62
TOTAL RETURN (a)	2.84%		(1.34)%	5.07%		14.64%		12.25%		(3.10)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)	$1,575,360		$1,633,723	$1,842,997		$1,937,910		$1,769,140		$1,624,263
Ratios to average net assets:
Net expenses	0.87%	*	0.86%	0.87%	(b)	0.85%	(b)	0.98%	(b)	0.99%	(b)(c)
Gross expenses	0.87%	*	0.86%	0.87%		0.86%		0.99%		1.01%
Net investment income	1.75%	*	1.31%	1.40%		1.25%		1.20%		1.42%
Portfolio turnover rate	21%		70%	78%		175%		168%		195%

The accompanying Notes are an integral part of these financial statements.

10

Notes to Financial Highlights

(a)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions and do not include the effect of insurance contract charges. Past performance does not guarantee future results.
(b)	Includes contractual management fee waiver related to the Fund’s investments in the GE Institutional Money Market Fund (the “Money Market Fund”). The fee waiver agreement was terminated effective June 30, 2014 with the closure of the Money Market Fund.
(c)	Reflects a contractual arrangement with the Fund by GE Asset Management, Inc., the Fund’s investment adviser and administrator prior to July 1, 2016, to waive advisory and administrative fee or limit operating expenses. The arrangement expired on April 30, 2011.
†	Unaudited.
*	Annualized for periods less than one year.

11

Statement of Assets and Liabilities June 30, 2016	(Unaudited)

ASSETS
Investments in securities, at fair value (cost $2,015,906,510)	$2,237,010,392
Investments in affiliated securities, at fair value (cost $12,579,617)	16,768,433
Short-term investments, at fair value (cost $155,907,773)	155,907,773
Cash	4,594
Restricted cash(1)	3,068,800
Foreign currency (cost $791,004)	794,667
Receivable for investments sold	7,499,996
Income receivables	7,613,553
Receivable for fund shares sold	245,122
Other assets	43,236
Total assets	2,428,956,566
LIABILITIES
Payable for investments purchased	55,782,383
TBA sale commitments (cost $218,602)	219,229
Payable for fund shares redeemed	797,074
Payable for variation margin on open futures contracts	308,692
Payable to the Adviser	680,082
Accrued other expenses	1,811,552
Total liabilities	59,599,012
NET ASSETS	$2,369,357,554
NET ASSETS CONSIST OF:
Capital paid in	$2,106,983,319
Undistributed (distributions in excess of) net investment income	19,241,955
Accumulated net realized gain	18,389,858
Net unrealized appreciation (depreciation) on:
Investments	225,292,698
TBA sale commitments	(627)
Futures	(500,596)
Foreign currency related transactions	(49,053)
NET ASSETS	$2,369,357,554
Class 1
Net Assets	$793,998,047
Shares outstanding ($0.01 par value, unlimited shares authorized)	43,648,975
Net asset value per share	$18.19
Class 3
Net Assets	$1,575,359,507
Shares outstanding ($0.01 par value, unlimited shares authorized)	86,977,780
Net asset value per share	$18.11

(1)	Deposits at broker for futures contracts.

The accompanying Notes are an integral part of these financial statements.

12

Statement of Operations For the period ended June 30, 2016	(Unaudited)

INVESTMENT INCOME
Income
Dividend	$23,040,524
Interest	8,772,821
Income from affiliated investments	254,356
Less: Foreign taxes withheld	(1,239,482)
Total income	30,828,219
Expenses
Advisory and administration fees	4,147,978
Distribution and service:
Class 1	779,523
Class 3	3,530,914
Directors’ fees	82,505
Custody and accounting expenses	561,642
Professional fees	57,260
Other expenses	130,496
Total Expenses	9,290,318
Net investment income	$21,537,901
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) on:
Investments	$13,870,721
Affiliated investments	246,497
Futures	3,914,638
Foreign currency transactions	74,095

Increase (decrease) in unrealized appreciation/depreciation on:
Investments	25,803,908
TBA sale commitments	(627)
Futures	291,597
Foreign currency translations	23,228
Net realized and unrealized gain (loss) on investments	44,224,057
Net increase in net assets resulting from operations	$65,761,958

The accompanying Notes are an integral part of these financial statements.

13

Statements of Changes in Net Assets

	Six Months Ended June 30, 2016*	Year Ended December 31, 2015

INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$21,537,901	$36,869,155
Net realized gain (loss) on investments, futures and foreign currency related transactions	18,105,951	71,600,751
Net increase (decrease) in unrealized appreciation/depreciation on investments, TBA sale commitments, futures and foreign currency transactions	26,118,106	(137,265,756)
Net increase (decrease) from operations	65,761,958	(28,795,850)
Distributions to shareholders from:
Net investment income
Class 1	—	(14,866,449)
Class 3	—	(25,948,829)
Net realized gains
Class 1	—	(26,109,147)
Class 3	—	(53,172,873)
Total distributions	—	(120,097,298)
Increase (decrease) in assets from operations and distributions	65,761,958	(148,893,148)
Share transactions:
Proceeds from sale of shares
Class 1	16,626,152	34,958,688
Class 3	6,553,080	34,605,587
Value of distributions reinvested
Class 1	—	40,975,596
Class 3	—	79,121,702
Cost of shares redeemed
Class 1	(52,834,539)	(161,103,239)
Class 3	(108,056,878)	(222,699,174)
Net increase (decrease) from share transactions	(137,712,185)	(194,140,840)
Total increase (decrease) in net assets	(71,950,227)	(343,033,988)

NET ASSETS
Beginning of period	2,441,307,781	2,784,341,769
End of period	$2,369,357,554	$2,441,307,781
Undistributed (distributions in excess of) net investment income, end of period	$19,241,955	$(2,295,946)

CHANGES IN FUND SHARES
Class 1
Shares sold	942,360	1,839,621
Issued for distributions reinvested	—	2,302,000
Shares redeemed	(3,011,590)	(8,469,377)
Net increase (decrease) in fund shares	(2,069,230)	(4,327,756)
Class 3
Shares sold	374,926	1,843,228
Issued for distributions reinvested	—	4,457,561
Shares redeemed	(6,168,779)	(11,810,905)
Net decrease in fund shares	(5,793,853)	(5,510,116)

*	Unaudited.

The accompanying Notes are an integral part of these financial statements.

14

Notes to Financial Statements	June 30, 2016 (Unaudited)

1.	Organization of the Company

GE Investments Funds, Inc. (the “Company”) was incorporated under the laws of the Commonwealth of Virginia on May 14, 1984 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is currently composed of eleven investment portfolios (collectively, the “Funds”), although only the following eight are currently being offered: U.S. Equity Fund, S&P 500 Index Fund, Premier Growth Equity Fund, Core Value Equity Fund, Small-Cap Equity Fund, Total Return Fund (the “Fund”), Income Fund and Real Estate Securities Fund. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services—Investment Companies.

Shares of the Funds of the Company are offered only to insurance company separate accounts that fund certain variable life insurance contracts and variable annuity contracts. SSGA Funds Management, Inc. (“SSGA FM”) is the investment adviser and administrator of each of the Funds. Prior to July 1, 2016, GE Asset Management Incorporated (“GEAM”) served as the investment adviser and administrator to each Fund.

The Company currently offers two share classes of the Fund as investment options for variable life insurance and variable annuity contracts — Class 1 and Class 3. Class 3 shares were first offered on May 1, 2006, and Fund shares outstanding prior to May 1, 2006 were designated as Class 1 shares. Each class of shares has different fees and expenses, and as a result, each class of shares will have different share price and performance. Not all variable contracts offer every class of the Fund’s shares.

2.	Summary of Significant Accounting Policies

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

Subsequent events after the balance sheet date through the date the financial statements were issued have been evaluated in the preparation of the financial statements. There are no items to report.

The following summarizes the significant accounting policies of the Company:

Securities Valuation and Transactions  All investments in securities are recorded at their estimated fair value, as described in Note 3.

Securities transactions are accounted for as of the trade date. Realized gains and losses on investments sold are recorded on the basis of identified cost for both financial statement and federal tax purposes.

The Fund’s income, expenses (other than distribution and service fees) and realized and unrealized gains and losses are allocated proportionally each day among the share classes based upon the relative net assets of each class.

Foreign Currency  Accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of such transactions.

All assets and liabilities of the Fund initially expressed in foreign currency values will be converted into U.S. dollars at the WM/Reuters exchange rate computed at 11:00 a.m., Eastern Time.

The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the year. Such fluctuations are included in the net realized or unrealized gain or loss from investments. Net realized gains or losses on foreign currency transactions represent net gains or losses on sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income and withholding taxes accrued and the U.S. dollar amount actually received or paid, and gains or losses between

15

Notes to Financial Statements	June 30, 2016 (Unaudited)

the trade and settlement date on purchases and sales of foreign securities. Net unrealized foreign exchange gains and losses arising from changes in the value of other assets and liabilities (including foreign currencies and open foreign currency contracts) as a result of changes in foreign exchange rates are included as increases or decreases in unrealized appreciation/depreciation on foreign currency related transactions.

Derivatives  The Fund is subject to equity price risk, interest rate risk, credit risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objective. The Fund may enter into various types of derivative transactions (such as options, futures, options on futures, interest rate swaps and credit default swaps) ) to gain or hedge exposure to a certain type of broad-based index as an alternative to investing directly in or selling the securities representing such index.

Futures Contracts  A futures contract is an agreement to buy or sell a specific amount of a commodity, financial instrument, currency or index at a particular price and future date. During the six-month period ended June 30, 2016, the Fund invested in futures contracts on various stock indices to gain equity exposure. Buying futures tends to increase the Fund’s exposure to the underlying instrument while selling futures tends to decrease the Fund’s exposure to the underlying instrument, or hedge other Fund investments. With futures contracts, there is minimal counterparty credit risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all traded futures, guarantees the futures against default. The Fund’s risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts’ terms and changes in the liquidity of the secondary market for the contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they principally trade.

Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount, known as initial margin deposit. Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuation in the fair value of the underlying security. The Fund records an unrealized gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may incur a loss. The Fund recognizes a realized gain or loss on the expiration or closing of a futures contract.

When-Issued Securities and Forward Commitments  The Fund may purchase or sell securities on a when issued or forward commitment basis. These transactions are arrangements in which the Fund purchases and sells securities with payment and delivery scheduled a month or more after entering into the transaction. The price of the underlying securities and the date when these securities will be delivered and paid for are fixed at the time the transaction is negotiated. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the commitments. In connection with such purchases, the Fund maintains cash or liquid assets in an amount equal to the purchase commitments for such underlying securities until settlement date and for sales commitments the Fund maintains equivalent deliverable securities as “cover” for the transaction. Unsettled commitments are valued at the current market value of the underlying security. Daily fluctuations in the value of such commitments are recorded as unrealized gains or losses. The Fund will not enter into such commitments for the purpose of investment leverage.

Forward Foreign Currency Exchange Contracts  The Fund may enter into forward foreign currency exchange contracts to facilitate transactions in foreign denominated securities and to manage the Fund’s currency exposure. Forward foreign currency exchange contracts are valued at the mean between the bid and the offered forward rates as last quoted by a recognized dealer. The aggregate principal amounts of the contracts are not recorded in the Fund’s financial statements. Such amounts appear under the caption Forward Foreign Currency Contracts in the Schedules of Investments. Fluctuations in the value of the contracts are recorded in the Statements of Assets and Liabilities as an asset (or liability) and in the Statements of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains or losses on foreign currency related transactions. The Fund’s risks in using these contracts include changes in the value of foreign currency or the possibility that the counterparties do not perform under the contracts’ terms. When the Fund enters into a forward foreign

16

Notes to Financial Statements	June 30, 2016 (Unaudited)

currency exchange contract, it is required to segregate cash or liquid securities with its custodian in an amount equal to the value of the Fund’s total assets committed to the consummation of the forward contract. If the value of the segregated securities declines, additional cash or securities are segregated so that the value of the account will equal the amount of the Fund’s commitment with respect to the contract.

Investments in Foreign Markets  Investments in foreign markets involve special risks and considerations not typically associated with investing in the United States. These risks include revaluation of currencies, high rates of inflation, restrictions on repatriation of income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, tariffs and taxes, subject to delays in settlements, and their prices may be more volatile.

The Fund may be subject to capital gains and repatriation taxes imposed by certain countries in which it invests. Such taxes are generally based upon income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as income and/or capital gains are earned.

Investment Income  Corporate actions (including cash dividends) are recorded on the ex-dividend date, net of applicable withholding taxes, except for certain foreign corporate actions which are recorded as soon after the ex-dividend date as such information becomes available. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Interest income is recorded on the accrual basis. Accretion of discounts and amortization of premiums on taxable bonds are to the call or maturity date, whichever is shorter, using the effective yield method.

Expenses  Fund specific expenses are charged to the Fund that incurs such expenses. Such expenses may include custodial fees, legal and accounting fees, printing costs and registration fees. Expenses that are not fund specific are allocated pro rata across the Funds. Certain class specific expenses (such as distribution fees) are allocated to the class that incurs such expense. Expenses of the Fund are generally paid directly by the Fund, however, expenses may be paid by the investment adviser and reimbursed by the Fund.

Federal Income Taxes  The Fund intends to comply with all sections of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”) applicable to regulated investment companies, including the distribution of substantially all of its taxable net investment income and net realized capital gains to its shareholders. Therefore, no provision for federal income tax has been made. The Fund is treated as a separate taxpayer for federal income tax purposes.

3.	Securities Valuation

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a framework for measuring fair value and providing related disclosures. Broadly, the framework requires fair value to be determined based on the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. In the absence of active markets for the identical assets or liabilities, such measurements involve developing assumptions based on market observable data and, in the absence of such data, internal information that is consistent with what market participants would use in a hypothetical transaction that occurs at the measurement date. It also establishes a three-level valuation hierarchy based upon observable and non-observable inputs.

Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our market assumptions. Preference is given to observable inputs. These two types of inputs create the following fair value hierarchy:

Level 1 – Quoted prices for identical investments in active markets.

Level 2 – Quoted prices for similar investments in active markets; quoted prices for identical or similar investments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

Level 3 – Significant inputs to the valuation model are unobservable.

Policies and procedures are maintained to value investments using the best and most relevant data

17

Notes to Financial Statements	June 30, 2016 (Unaudited)

available. In addition, pricing vendors are utilized to assist in valuing investments. The investment adviser performs periodic reviews of the methodologies used by independent pricing services including price validation of individual securities.

Fair Value Measurement  The following section describes the valuation methodologies the Fund uses to measure different financial investments at fair value.

The Fund’s portfolio securities are valued generally on the basis of market quotations. Equity securities generally are valued at the last reported sale price on the primary market in which they are traded. Portfolio securities listed on NASDAQ are valued using the NASDAQ Official Closing Price. Level 1 securities primarily include publicly-traded equity securities, which may not necessarily represent the last sales price. If no sales occurred on the exchange or NASDAQ that day, the portfolio security generally is valued using the last reported bid price. In those circumstances the Fund typically classifies the investment securities in Level 2.

Debt securities (other than short-term securities described below) generally are valued at an evaluated bid price as reported by independent pricing services. The pricing services use various pricing models for each asset class. The inputs and assumptions to the model of the pricing services are derived from market observable sources, which may include: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids, offers, and other market related data. Since many fixed income securities do not trade on a daily basis, the methodology of the pricing service may also use other available information such as benchmark curves, benchmarking of similar securities, sector groupings, and matrix pricing, as applicable. Thus, certain securities may not be priced using quoted prices, but rather determined from market observable information. These investments are included in Level 2 and are primarily comprised of corporate fixed income, government, mortgage and asset-backed securities. In the absence of a reliable bid price from such a pricing service, debt securities may be valued based on broker or dealer supplied valuations or quotations. In these infrequent circumstances, pricing services may provide the Fund with valuations that are based on significant unobservable inputs, and in those circumstances the investment securities are classified as Level 3.

The Fund may use non-binding broker or dealer quotes for valuation when there is limited or no relevant market activity for a specific investment or for other investments that share similar characteristics and a price is not provided by a pricing service or is deemed not to be reliable. The Fund has not adjusted the prices obtained. Investment securities priced using non-binding broker or dealer quotes are included in Level 3.

Short-term securities of sufficient credit quality with remaining maturities of sixty days or less at the time of purchase are typically valued on the basis of amortized cost which approximates fair value and these are included in Level 2. If it is determined that amortized cost does not approximate fair value, securities may be valued based on dealer supplied valuations or quotations. In these infrequent circumstances, pricing services may provide the Fund with valuations that are based on significant unobservable inputs, and in those circumstances the investment securities are classified in Level 3.

Investments in registered investment companies are valued at the published daily net asset value (“NAV”) and classified in Level 1.

If prices are not readily available for a portfolio security, or if it is believed that a price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Fund’s Board of Directors that are designed to establish its “fair” value. These securities are typically classified in Level 3. Those procedures require that the fair value of a security be established by a valuation committee of the investment adviser. The valuation committee follows different protocols for different types of investments and circumstances. The fair value procedures may be used to value any investment of the Fund in the appropriate circumstances.

Foreign securities may be valued with the assistance of an independent fair value pricing service in circumstances where it is believed that they have been or would be materially affected by events occurring after the close of the portfolio security’s primary market and before the close of regular trading on the New York Stock Exchange (“NYSE”). In these circumstances the Fund classifies the investment securities in Level 2. This independent fair value pricing service uses a proprietary model to identify affected securities, taking into consideration various factors, and the fair value of such securities may be something other than the last available quotation or other market price.

18

Notes to Financial Statements	June 30, 2016 (Unaudited)

All assets and liabilities of the Fund initially expressed in foreign currency values will be converted into U.S. dollars at the WM/Reuters exchange rate computed at 11:00 a.m. Eastern time.

Fair value determinations generally are used for securities whose value is affected by a significant event that will materially affect the value of a security and which occurs subsequent to the time of the close of the principal market on which such security trades but prior to the calculation of the Fund’s NAV.

The value established for such a portfolio security valued other than by use of a market quotation (as described above) may be different than what would be produced through the use of market quotations or another methodology. Portfolio securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that the Fund could sell a portfolio security for the value established for it at any time and it is possible that the Fund would incur a loss because a portfolio security is sold at a discount to its established value.

Other financial investments are derivative instruments that are not reflected in total investments, such as futures, forwards, swaps, and written options contracts, which are valued based on fair value as discussed above.

The Fund uses closing prices for derivatives included in Level 1, which are traded either on exchanges or liquid over-the-counter markets. Derivative assets and liabilities included in Level 2 primarily represent interest rate swaps, cross-currency swaps and foreign currency and commodity forward and option contracts. Derivative assets and liabilities included in Level 3 primarily represent interest rate products that contain embedded optionality or prepayment features.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table presents the Fund’s investments measured at fair value on a recurring basis at June 30, 2016:

Investments	Level 1	Level 2	Level 3	Total
Investments in Securities†
Domestic Equity	$886,361,015	$—	$14,158	$886,375,173
Foreign Equity	91,456,783	490,767,277	21,015	582,245,075
U.S. Treasuries	—	264,248,125	—	264,248,125
U.S. Government Sponsored Agencies	—	1,082,058	—	1,082,058
Agency Collateralized Mortgage Obligations	—	4,669,616	—	4,669,616
Agency Mortgage Backed	—	225,491,575	—	225,491,575
Asset Backed	—	3,988,509	—	3,988,509
Corporate Notes	—	213,622,194	—	213,622,194
Non-Agency Collateralized Mortgage Obligations	—	7,317,269	—	7,317,269
Sovereign Bonds	—	9,099,947	—	9,099,947
Municipal Bonds and Notes	—	7,291,977	—	7,291,977
FNMA (TBA)	—	—	23,787	23,787
Exchange Traded Funds	48,323,520	—	—	48,323,520
Short-Term Investments	155,907,773	—	—	155,907,773

Total Investments in Securities	$1,182,049,091	$1,227,578,547	$58,960	$2,409,686,598

Other Financial Instruments*
Long Futures Contracts — Unrealized Appreciation	$80,932	$—	$—	$80,932
Long Futures Contracts — Unrealized Depreciation	(100,831)	—	—	(100,831)
Short Futures Contracts — Unrealized Depreciation	(480,697)	—	—	(480,697)
TBA Sales Commitments	(219,229)	—	—	(219,229)

Total Other Financial Instruments	$(719,825)	$—	$—	$(719,825)

†	See Summary Schedule of Investments for Industry Classification.

*	Other financial instruments include derivative instruments such as futures contracts. Amounts shown represent unrealized appreciation (depreciation), at period end.

19

Notes to Financial Statements	June 30, 2016 (Unaudited)

The Fund utilized the fair value pricing service on June 30, 2016 due to events occurring after the close of foreign local markets and before the close of regular trading on the NYSE. This resulted in certain foreign securities being classified as Level 1 at the beginning of the period which were classified as Level 2 at June 30, 2016. The value of securities that were transferred to Level 2 from Level 1 as a result was $533,670,232.

Other transfers between fair value levels during the period were insignificant in relation to net assets. Transfers between fair value levels are considered to occur at the beginning of the period.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and, accordingly, a reconciliation of Level 3 assets for the six-month period ended June 30, 2016 is not presented.

4.	Derivatives Disclosure

Shown below are the derivative contracts entered into by the Fund, summarized by primary risk exposure as they appear on the Statement of Assets and Liabilities, none of which are accounted for as hedging instruments under FASB ASC No. 815 Derivatives and Hedging (“ASC 815”) as of June 30, 2016.

	Asset Derivatives June 30, 2016			Liability Derivatives June 30, 2016
Derivatives not accounted for as hedging instruments under ASC 815	Location in the Statement of Assets and Liabilities	Fair Value ($)		Location in the Statement of Assets and Liabilities	Fair Value ($)
Equity Contracts	Assets, Net Assets — Net Unrealized Appreciation/(Depreciation) on Futures	80,932	*	Liabilities, Net Assets — Net Unrealized Appreciation/ (Depreciation) on Futures	(581,528	)*

*	Includes cumulative unrealized appreciation/(depreciation) of futures contracts as reported in the Summary Schedule of Investments and within the components of the net assets section of the Statement of Assets and Liabilities. Only the current day’s variation margin is reported within the Assets and/or Liabilities section on the Statement of Assets and Liabilities.

Shown below are the effects of derivative instruments on the Fund’s Statement of Operations, summarized by primary risk exposure, none of which are accounted for as hedging instruments under ASC 815.

Derivatives not accounted for as hedging instruments under ASC 815	Location in the Statement of Operations	Total Notional Amount of Futures Contracts Purchased/(Sold) ($)	Realized Gain (Loss) on Derivatives Recognized in Income ($)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income ($)
Equity Contracts	Realized gain (loss) on Futures, Increase (decrease) in unrealized appreciation/(depreciation) on Futures	326,145,116/ 321,559,360	3,914,638	291,597

During the six-month period ended June 30, 2016, the Fund had an average notional value of $19,023,777 and $45,989,408 on long and short futures contracts, respectively. Please refer to the table following the Summary Schedule of Investments for open futures contracts at June 30, 2016.

5.	Line of Credit

Prior to July 1, 2016, the Company shared a revolving credit facility of up to $150 million with a number of its affiliates. The credit facility was with the Company’s custodian bank, State Street Bank and Trust Company (“State Street”). The revolving credit facility required the payment of a commitment fee equal to 0.20% per annum on the daily unused portion of the credit facility, payable quarterly. The portion borne by each Fund generally was borne proportionally based upon net assets. Generally, borrowings under the credit facility would accrue interest at the higher of the 1-Month LIBOR plus 1.25% and the Overnight Federal Funds Rate plus 1.25% and would be borne by the borrowing Fund. The maximum amount allowed to be borrowed by any one Fund was the lesser of (i) 33.33% of its total assets or (ii) 20% of its net assets. The credit facility was not utilized by the Fund during the

20

Notes to Financial Statements	June 30, 2016 (Unaudited)

six-month period ended June 30, 2016. The revolving credit facility with State Street was terminated effective June 30, 2016.

Effective July 1, 2016, the Company and other affiliated funds (each, a “Participant” and collectively, the “Participants”) share in a $360 million revolving credit facility provided by a syndication of banks. The Participants are charged an annual commitment fee of 0.12% per annum, which is calculated based on the daily unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses and are paid by each Participant. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of the New York Fed Bank Rate plus 1%. The maximum amount allowed to be borrowed by any one Fund is the lesser of (i) 33.33% of its total assets or (ii) 20% of its net assets.

6.	Compensation and Fees Paid to Affiliates

SSGA FM, a registered investment adviser, was retained by the Company’s Board of Directors effective July 1, 2016 to act as investment adviser and administrator of the Fund. SSGA FM’s compensation for investment advisory and administrative services (“Management Fee”) is paid monthly based on the average daily net assets of the Fund at an annualized rate of 0.35%.

Prior to July 1, 2016, GEAM served as the Fund’s investment adviser and administrator and the Fund paid GEAM a Management Fee at an annualized rate of 0.35%.

Investor Service Plan — Class 1 and Class 3 Shares  The Company adopted an Investor Service Plan (the “Service Plan”) on December 9, 2005 for Class 1 shares and on May 1, 2009 for Class 3 shares of the Fund (each an “Investor Service Plan”). The Investor Service Plans were not adopted pursuant to Rule 12b-1 under the 1940 Act. Each Investor Service Plan provides that, during any fiscal year, the amount of compensation paid under the Investor Service Plans by the Fund’s Class 1 or Class 3 shares may not exceed the annual rate of 0.20% of the average daily net assets of the Fund attributable to the share class offered.

Distribution and Shareholder Service (12b-1) Fees  The Company has adopted a Distribution and Service (12b-1)

Plan (the “12b-1 Plan”) pursuant to Rule 12b-1 under the 1940 Act with respect to each of Class 1 and Class 3 shares of the Fund. Under the 12b-1 Plan for Class 1 shares that became effective May 1, 2009, payments made under the Class 1 Investor Service Plan are covered in the event that any portion of compensation paid pursuant to the Class 1 Investor Service Plan is determined to be an indirect use of the assets attributable to the Class 1 shares to finance distribution of such shares. Under the 12b-1 Plan for Class 3 shares, the Company, on behalf of the Fund, may compensate GE Investment Distributors, Inc. (“GEID”), the distributor of the shares of the Fund prior to July 1, 2016, and State Street Global Markets, LLC (“SSGM”), the distributor of the shares of the Fund effective July 1, 2016, for certain sales services provided by GEID, SSGM or other broker dealers and investor services provided by GEID, SSGM or other service providers relating to the Fund’s Class 3 shares, including services to owners or prospective owners of variable contracts issued by insurance companies that offer Class 3 shares as an investment option under such variable contracts. The amount of compensation paid under the 12b-1 Plan for Class 3 shares may not exceed 0.25%, of the average daily net assets of the Fund attributable to such share class. The 12b-1 Plan continues in effect from year to year for so long as such continuance is approved annually by the Board of Directors, including by those directors who are not interested persons of the Company and who have no direct or indirect financial interest in the operation of the 12b-1 Plan or in any agreement related to it. In addition, the Class 3 12b-1 Plan covers payments made under the Class 3 Investor Service Plan in the event that any portion of compensation paid pursuant to the Class 3 Investor Service Plan is determined to be an indirect use of the assets attributable to the Class 3 shares to finance distribution of such shares.

Directors’ Compensation  The Fund pays no compensation to its Directors who are officers or employees of SSGA FM or its affiliates. Directors who are not such officers or employees also serve in a similar capacity for other funds advised by SSGA FM. Compensation paid to non-interested Directors are reflected on the Statement of Operations. These fees are allocated pro rata across all of the mutual fund platforms served by the Directors, including the Fund, and are based upon the relative net assets of each fund within such platforms. (For additional information about

21

Notes to Financial Statements	June 30, 2016 (Unaudited)

Directors’ compensation, please refer to the Funds’ Statement of Additional Information.)

7.	Sub-Advisory Fees

Pursuant to an investment sub-advisory agreement with SSGA FM, BlackRock Investment Management, LLC (“BlackRock”) is the sub-adviser to the Fund. Based on the asset allocation decisions by SSGA FM, BlackRock manages the Fund’s assets using an indexing investment approach designed to track the performance of the desired broadbased indices representing asset classes. For its services, SSGA FM pays BlackRock monthly sub- advisory fees which are calculated as a percentage of the average daily net assets of the Fund.

8.	Investment Transactions

Purchases and Sales of Securities  The cost of purchases and the proceeds from sales of investments, other than short-term securities, for the six-month period ended June 30, 2016, were as follows:

U.S. Government Securities
Purchases	Sales
$365,825,247	$392,634,172

Non-U.S. Government Securities
Purchases	Sales
$92,700,719	$126,289,042

Affiliated Investments   Transactions with affiliated investments for the six-month period ended June 30, 2016 were as follows:

Security	Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Dividend/ Interest Income	Realized Gain (loss)	Value, end of Period
General Electric Co., Common Stock	$14,135,278	$—	$(905,234)	$200,324	$246,497	$13,340,122
General Electric Co., Corporate Notes	533,890	—	—	3,836	—	530,086
General Electric Capital Corp., Corporate Notes	2,755,067	—	—	50,195	—	2,898,225

9.	Income Taxes

The Fund is subject to ASC 740, Income Taxes (“ASC 740”). ASC 740 provides guidance for financial accounting and reporting for the effects of income taxes that result from an entity’s activities during the year. ASC 740 also provides guidance regarding how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. ASC 740 requires evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more likely than not” of being sustained by the applicable tax authority. There are no adjustments to the Fund’s net assets required under ASC 740. The Fund’s 2012, 2013, 2014, and 2015 fiscal year tax returns are still open to examination by the Federal and applicable state tax authorities.

At June 30, 2016, information on the tax cost of investments was as follows:

Cost of Investments for Tax Purposes	Gross Tax Appreciation	Gross Tax Depreciation	Net Tax Appreciation/ (Depreciation)
$2,195,453,254	$353,678,981	$(139,445,637)	$214,233,344

As of December 31, 2015, the Fund had no capital loss carryovers. Capital loss carryovers are available to offset future realized capital gains to the extent provided in the Internal Revenue Code and regulations thereunder. To the extent that these carryover losses are used to offset future capital gains, it is probable that the gains offset will not be distributed to shareholders because they would be taxable as ordinary income.

Any qualified late-year loss is deemed to arise on the first day of the Fund’s next tax year (if the Fund elects to defer such loss). Under this regime, generally, the Fund can elect to defer any post-October capital loss and/or any late-year ordinary loss as defined by the Internal Revenue Code.

The Fund elected to defer qualified late-year losses for the year ended December 31, 2015 as follows:

Capital	Ordinary
$(429,300)	$(273,942)

22

Notes to Financial Statements	June 30, 2016 (Unaudited)

The tax character of distributions paid during the years ended December 31, 2015 and December 31, 2014 were as follows:

Year	Ordinary Income	Long-Term Capital Gains	Total
2015	$48,555,357	$71,541,941	$120,097,298
2014	49,538,602	74,042,139	123,580,741

Distributions to Shareholders  The Fund declares and pays any dividends from net investment income annually. The Fund declares and pays any net realized capital gains in excess of capital loss carryforwards distributions annually. The character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from GAAP. These differences include (but are not limited to) investments in futures, losses deferred due to wash sale transactions, real estate investment trust basis adjustments, foreign capital gains tax, distribution re-designations, foreign currency gains and losses, passive foreign investment company gains and losses, litigation proceeds, return of capital distributions from securities, corporate actions, straddle loss deferrals, partnership basis adjustments, and distributions from real estate investment trusts. Reclassifications due to permanent book/tax differences are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. These reclassifications have no impact on net investment income, realized gains or losses, or the NAV of the Fund. The calculation of net investment income per share in the Financial Highlights table excludes these adjustments.

The reclassifications for the year ended December 31, 2015 were as follows:

Undistributed Net Investment Income	Accumulated Net Realized Gain (Loss)	Capital Paid In
$3,699,177	$(3,699,177)	$—

23

Advisory and Administrative Agreement Approval	(Unaudited)

Disclosure for the Board of Directors’ Consideration of the Approval of the New Investment Advisory and Administration Agreements with SSGA Funds Management, Inc.

At a meeting of the Board of Directors held on April 19-20, 2016 (the “Board Meeting”), the Directors, including a majority of the Independent Directors, who were present at the Board Meeting considered and unanimously approved an investment advisory and administration agreement (the “New Investment Advisory and Administration Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”) on behalf of each Fund. In considering whether to approve the New Investment Advisory and Administration Agreement, the Directors considered and discussed a substantial amount of information and analysis provided, at the Board’s request, by the Adviser and GE Asset Management Incorporated (“GEAM”).

Before approving the New Investment Advisory and Administration Agreement on behalf of each Fund, the Board reviewed the information provided with management of the Adviser and GEAM. The Board also reviewed a memorandum prepared by independent legal counsel discussing the legal standards for the consideration of the proposed New Investment Advisory and Administration Agreement, as well as other memoranda and information relevant to the legal standards and related considerations for a transaction such as the one between the Adviser and GEAM. The Independent Directors discussed the New Investment Advisory and Administration Agreement in detail during private sessions in advance of, and at, the Board Meeting with their independent legal counsel at which no representatives of the Adviser or GEAM were present. The Independent Directors and their independent legal counsel requested, and received and considered, additional information from the Adviser and GEAM prior to the Board Meeting.

Prior to and at the Board Meeting, representatives of GEAM and the Adviser explained and discussed with the Board the specific terms of the asset purchase agreement entered into on March 29, 2016 by General Electric Company (“GE”) with State Street Corporation (“SSC”) for the sale of the asset management and advisory services business conducted by GEAM, a wholly owned subsidiary of GE and the Funds’ investment adviser, and certain of its subsidiaries (the “Transaction”) and responded to questions raised by the Board. The Directors posed questions to these representatives and engaged in significant discussions. In addition, in response to their detailed requests, the Board received from the Adviser written responses to its inquiries, which included substantial exhibits and other materials related to the Adviser’s business and the services it proposes to provide to each Fund. The Directors took into account their multi-year experience as Directors and particularly their consideration of the current investment advisory and administration agreements under which GEAM provides investment advisory services to the Funds (the “Existing GEAM Agreements”) in recent years.

The Board also received materials relating to the organizational structure and business of the Adviser, including materials describing changes expected as a result of the Transaction. Various information relating to the terms of the Transaction, including the goals, interests and timetable of the Adviser, was discussed as well. The Adviser also advised that no change in investment processes is anticipated as a result of the Transaction, as all of the personnel of GEAM responsible for the daily management and operations of the Funds, including current officers of the Funds, were expected to become employees of SSGA FM or its affiliates and continue to serve in the same capacities upon the closing of the Transaction.

In approving the New Investment Advisory and Administration Agreement with the Adviser, the Directors considered those factors it deemed relevant, including the factors discussed below. In its deliberations, the Board did not identify any single factor that was dispositive and each Director may have attributed different weights to the various factors. The Directors evaluated the information provided to them by GEAM and the Adviser, as well as the presentations and discussions that occurred at the Board Meeting, for each Fund on a Fund-by-Fund basis, and their determinations were made separately in respect of each Fund.

24

Advisory and Administrative Agreement Approval	(Unaudited)

The material factors and conclusions that formed the basis for the Board’s determinations to approve the New Investment Advisory and Administration Agreement with the Adviser on behalf of each Fund are as discussed below.

The Nature, Extent and Quality of Services Expected to be Provided.

The Directors reviewed the services expected to be provided to the Funds by the Adviser. The Board considered the Adviser’s favorable attributes, including its substantial experience managing mutual funds, investment philosophy and discipline, experienced investment and trading personnel, systems and other resources, and favorable history and reputation. The Board also reviewed the extensive information provided by the Adviser related to its business, legal and regulatory affairs. This review considered the resources available to the Adviser to provide the services specified under the New Investment Advisory and Administration Agreement, including the supervision of the Existing Sub-Advisers. Additionally, the Board considered that it is anticipated that substantially all of the portfolio managers currently managing the Funds will be joining the Adviser as part of the Transaction.

In light of the foregoing, the Board, including the Independent Directors, concluded that the services expected to be provided by the Adviser would be satisfactory, particularly given that the same individuals who currently provide portfolio management services to the Funds as employees of GEAM are expected to continue providing such services as employees of the Adviser, benefiting the Funds by providing continuity of service following the Transaction.

Investment Performance of GEAM and the Adviser.

The Directors considered the investment performance of GEAM and the Adviser for various periods focusing on GEAM’s and the Adviser’s investment performance with respect to registered investment companies and other accounts that have investment objectives and strategies similar to that of the Funds. The Board also engaged in detailed discussions with GEAM and the Adviser about their investment processes, focusing on the number and experience of portfolio management and supporting research personnel and GEAM’s and the Adviser’s investment style and approach employed. The Board noted that the Funds’ historical performance under the Existing GEAM Agreements was relevant as the personnel providing portfolio management services would continue to provide those services under the New Investment Advisory and Administration Agreement.

Taking these factors into consideration, the Board, including the Independent Directors, concluded that each Fund’s performance was acceptable.

Cost of the Services to be Provided And Profits to be Realized From The Relationship with the Funds.

The Directors considered the proposed Management Fees that would be paid to the Adviser by the Funds, as well as the fees proposed to be paid to each of the sub-advisers by the Adviser, which will reduce the net Management Fees retained by the Adviser. Representatives of the Adviser stated that the Adviser was not able to estimate profitability in a meaningful way but expected to discuss any changes in the level of profitability with the Board during the contract renewal process. The Directors considered the renewal requirements for advisory agreements and their ability to review the Management Fees annually after the initial term of the New Investment Advisory and Administration Agreement.

Information also was presented regarding the financial condition of the Adviser for various past periods. The Directors also considered the Adviser’s statements concerning its significant investment in supporting registered investment companies.

The Extent to Which Economies of Scale Would Be Realized as the Funds Grow and Whether Fee Levels Would Reflect Such Economies of Scale.

The Directors considered the extent to which economies of scale would be realized as the Funds grow, and whether the proposed fee levels reflect these economies of scale for the benefit of Fund investors. The Directors noted that the Adviser expects its distribution plans and capabilities to provide an opportunity for the Funds to experience additional growth. The Board considered that there might be some opportunities for reductions in certain fixed operating expenses that might be enjoyed by the Funds depending on the extent to which their assets increase and determined that, to the extent in the

25

Advisory and Administrative Agreement Approval	(Unaudited)

future it were determined that material economies of scale had not been shared with the Funds, the Board would seek to have those economies of scale shared with the Funds.

Comparison of Services to be Rendered and Fees to be Paid.

The Board discussed the services expected to be provided to the Funds by the Adviser, and the proposed Management Fees to be charged to the Funds for those services. Representatives of the Adviser stated information regarding the fee and expense ratio for each Fund and comparative information with respect to similar products was not expected to be materially different from the information provided to the Board at its December 2015 meeting. Representatives of the Adviser noted that most of the Funds’ fees and expenses generally should remain within applicable peer group ranges, and that the Management Fee rate is not proposed to change (except for the lowered fee rate for the S&P 500 Index Fund).

In light of the foregoing, the Board, including the Independent Directors, determined that the proposed Management Fees, considered in relation to the services to be provided to the Funds, supported the Board’s approval of the New Investment Advisory and Administration Agreement.

Fall-Out Benefits.

The Board considered actual and potential financial benefits that the Adviser could derive from its relationship with the Funds, including the custody, fund accounting and sub-administration services being provided to the Funds by affiliates of the Adviser. The Board noted, however, that the affiliates of the Adviser had already been providing such services to the Funds pursuant to various services agreements that had been negotiated at arm’s-length prior to the Transaction, and that the Adviser would not derive any additional benefits from such services following the close of the Transaction.

Conclusion.

No single factor was determinative to the Board’s decision. Based on their discussion and such other matters as were deemed relevant, the Directors, including the Independent Directors, concluded that the approval of the New Investment Advisory and Administration Agreement with the Adviser was in the best interests of the Funds.

26

Sub-Advisory Agreement Approval	(Unaudited)

Disclosure for the Board of Directors’ Consideration of the Approval of a New Sub-Advisory Agreement with BlackRock Investment Management, LLC

At the Board Meeting, members of the Board, including a majority of the Independent Directors, who were present at the Board Meeting considered and unanimously approved the New Total Return Sub-Advisory Agreement with BlackRock Investment Management, LLC (“BlackRock”). The Board members noted that they had previously considered and approved the Existing Sub-Advisory Agreement with BlackRock with respect to the Total Return Fund at a meeting held on December 18, 2015. For that reason, the Directors focused on information with respect to BlackRock that had changed since that prior approval, but otherwise relied in part on their prior determinations, consideration and analysis.

In advance of the Board Meeting, the Board received materials from GEAM, the Adviser and BlackRock, and had the opportunity to ask questions and request additional information in connection with its consideration. The materials detailed, among other things, information about BlackRock and its professional staff, BlackRock’s experience, expertise, and historical performance in managing similar funds and in servicing institutional clients.

In approving the New Total Return Sub-Advisory Agreement with BlackRock, the Directors considered those factors they deemed relevant, including the nature, quality and extent of services expected to be provided by BlackRock. In its deliberations, the Board did not identify any single factor that was dispositive and each Director may have attributed different weights to the various factors. The Directors evaluated this information and all other information made available to them by GEAM, the Adviser and BlackRock, as well as the presentations and discussions that occurred at the Board Meeting.

The material factors and conclusions that formed the basis for the Board’s determinations to approve the New Total Return Sub-Advisory Agreement with BlackRock are as discussed below.

The Nature, Extent and Quality of Services Expected to be Provided.

The Directors reviewed the services expected to be provided to the Total Return Fund by BlackRock under the

New Total Return Sub-Advisory Agreement. The Board noted that as a result of the Transaction, there was not expected to be any material changes in the nature, extent or quality of the sub-advisory services currently provided by BlackRock, or in the portfolio management of the Total Return Fund. The Board focused on its experiences with BlackRock in connection with its prior and current service as sub-adviser to the Total Return Fund. The Board considered BlackRock’s attributes relating to its investment philosophy oriented toward long-term performance, its process for selecting investments, its experienced professionals, access to significant technological resources and a favorable history and reputation. The Board also considered the review process undertaken by the Adviser and the Adviser’s favorable assessment of the nature and quality of the investment sub-advisory services provided and expected to be provided to the Total Return Fund by BlackRock after consummation of the Transaction.

In light of the foregoing, the Board, including the Independent Directors, concluded that the breadth and quality of services provided by BlackRock was expected to continue to be satisfactory.

Investment Performance of BlackRock.

The Board members considered the investment performance of the Total Return Fund for various periods. The Board members reviewed detailed information provided by BlackRock comparing their performance to that of relevant securities indices and peer groupings over these periods, at the Meeting as well as the annual contract renewal meetings held on December 16 and 18, 2015. On this basis, the Board, including the Independent Directors, concluded that BlackRock’s historical performance record in managing its allocated portion of BlackRock’s investment portfolio, when viewed together with the other factors considered by the Board, supported a decision to approve the New Total Return Sub-Advisory Agreement.

Cost of the Services to be Provided to the Total Return Fund.

The Board considered the proposed fees payable under the New Total Return Sub-Advisory Agreement, noting that the fees would be paid by the Adviser, and not the Total Return Fund. The Board considered that the proposed fee rates to be paid to BlackRock by the Adviser

27

Sub-Advisory Agreement Approval	(Unaudited)

under the New Total Return Sub-Advisory Agreement were the same as the fees paid under the Existing Sub-Advisory Agreement and have been negotiated at arm’s-length. The Board concluded that the fees payable to BlackRock by the Adviser under the New Total Return Sub-Advisory Agreement with respect to the assets to be allocated to BlackRock were reasonable and appropriate.

In addition, the Board recognized that, because the fee rates payable to BlackRock were the same as the fee rates paid under the Existing Sub-Advisory Agreement and would be paid by the Adviser, an analysis of profitability was more appropriate in the context of the Board’s consideration of the Total Return Fund’s New Investment Advisory and Administration Agreement with the Adviser. Accordingly, considerations of profitability with respect to approval of the New Total Return Sub-Advisory Agreement with BlackRock were not relevant to the Board’s determination to approve the agreement.

The Extent to Which Economies of Scale Would be Realized as the Fund Grows and Whether Fee Levels Would Reflect Such Economies of Scale.

The Board members considered the extent to which economies of scale would be realized as the Total Return Fund grows, and whether fee levels reflect these economies of scale for the benefit of Total Return Fund investors. The Board recognized that this consideration is less relevant with respect to the proposed sub-advisory fees, because the Adviser will pay BlackRock out of its advisory fees received from the Total Return Fund, and noted that the Board considered economies of scale for the Total Return Fund in connection with the Total Return Fund’s New Investment Advisory and Administration Agreement with the Adviser. The Board also recognized the benefits to the Total Return Fund of being able to leverage a favorable cost structure achieved with respect to the Total Return Fund’s other operating expenses as a result of the Adviser’s large overall base of assets under management.

Comparison of Services to be Rendered and Fees to be Paid.

The Board reviewed and discussed the services expected to be provided to the Total Return Fund by BlackRock, and the proposed fee rates to be charged to the Adviser for those services. The Board members noted that they had reviewed the comparative fee information provided by BlackRock at the December 18, 2015 Board Meeting with respect to comparable mutual fund or other client accounts managed by BlackRock.

The Board, including the Independent Directors, concluded that, based on this information, the proposed sub-advisory fees were reasonable in relation to the services expected to be provided to the Total Return Fund.

Fall-Out Benefits.

The Board considered that there may be financial benefits that BlackRock may derive from its relationship with the Adviser and the Total Return Fund, including soft dollar commission benefits generated through the Total Return Fund portfolio transactions. The Board noted, however, that the Total Return Fund should benefit from the resources expected to be made available through BlackRock, and that the Total Return Fund represents only a small portion of the assets managed by BlackRock.

The Board did not view this consideration as having a material effect on its overall view of the reasonableness of the proposed fees under the New Total Return Sub-Advisory Agreement.

Conclusion.

No single factor was determinative to the Board’s decision. Based on the Directors’ discussion and such other matters as were deemed relevant, the Board, including the Directors who are not interested persons (as defined in the 1940 Act) of the Total Return Fund, concluded that the New Total Return Sub-Advisory Agreement is in the best interest of the Total Return Fund.

28

Special Meeting of Shareholders — Voting Results	(Unaudited)

On June 22, 2016, the GE Investments Funds, Inc. (the “Company”) held a special meeting of shareholders of each series portfolio of the Company (collectively, the “Funds”), including shareholders of the Total Return Fund (the “Fund”). Shareholders of record on April 22, 2016 were entitled to vote on the proposals. For each proposal, except Proposal 2, shareholders voted on a fund-by-fund basis. For Proposal 2, shareholders of all Funds voted together and not by Fund or share class. At the meeting, all proposals were approved by the Fund’s shareholders and the following votes were recorded:

Proposal 1:

Approval of a new investment advisory and administration agreement with SSGA Funds Management, Inc. (“SSGA FM”), pursuant to which SSGA FM will replace GE Asset Management Incorporated (“GEAM”) as investment adviser and administrator to the Funds upon consummation of the sale of the asset management and advisory services business conducted by GEAM and certain of its subsidiaries (the “Transaction”).

	No. of Shares	% of Outstanding Shares	% of Shares Present
Affirmative	127,080,194.698	95.187%	95.187%
Against	2,067,830.137	1.549%	1.549%
Abstain	4,357,630.745	3.264%	3.264%
Total	133,505,655.580	100.000%	100.000%

Proposal 2:

Approval of the election of John R. Costantino, Jeanne M. La Porta, R. Sheldon Johnson and Donna M. Rapaccioli to the Board of Directors of the Company (the “Board”).

Company votes:

	No. of Shares	% of Outstanding Shares	% of Shares Present
		Mr. John R. Costantino
Affirmative	148,179,044.354	97.652%	97.652%
Withhold	3,563,007.674	2.348%	2.348%
Total	151,742,052.028	100.000%	100.000%
		Ms. Jeanne M. La Porta
Affirmative	148,058,265.073	97.572%	97.572%
Withhold	3,683,786.955	2.428%	2.428%
Total	151,742,052.028	100.000%	100.000%
		Mr. R. Sheldon Johnson
Affirmative	148,154,711.538	97.636%	97.636%
Withhold	3,587,340.490	2.364%	2.364%
Total	151,742,052.028	100.000%	100.000%
		Ms. Donna M. Rapaccioli
Affirmative	148,234,766.100	97.689%	97.689%
Withhold	3,507,285.928	2.311%	2.311%
Total	151,742,052.028	100.000%	100.000%

29

Special Meeting of Shareholders — Voting Results	(Unaudited)

Fund votes:

	No. of Shares	% of Outstanding Shares	% of Shares Present
		Mr. John R. Costantino
Affirmative	130,655,818.439	97.865%	97.865%
Withhold	2,849,837.141	2.135%	2.135%
Total	133,505,655.580	100.000%	100.000%
		Ms. Jeanne M. La Porta
Affirmative	130,533,751.551	97.774%	97.774%
Withhold	2,971,904.029	2.226%	2.226%
Total	133,505,655.580	100.000%	100.000%
		Mr. R. Sheldon Johnson
Affirmative	130,624,963.640	97.842%	97.842%
Withhold	2,880,691.940	2.158%	2.158%
Total	133,505,655.580	100.000%	100.000%
		Ms. Donna M. Rapaccioli
Affirmative	130,709,288.978	97.905%	97.905%
Withhold	2,796,366.602	2.095%	2.095%
Total	133,505,655.580	100.000%	100.000%

Proposal 3:

Approval of manager-of-managers authority for SSGA FM, whereby SSGA FM may, subject to approval of the Board, enter into and materially amend investment sub-advisory agreements with unaffiliated sub-advisers for a Fund without obtaining shareholder approval in each case.

	No. of Shares	% of Outstanding Shares	% of Shares Present
Affirmative	126,474,636.637	94.734%	94.734%
Against	2,126,016.419	1.592%	1.592%
Abstain	4,905,002.524	3.674%	3.674%
Total	133,505,655.580	100.000%	100.000%

Proposal 6:

Approval of an investment sub-advisory agreement for the Fund between SSGA FM and BlackRock Investment Management, LLC (“BlackRock”), pursuant to which the sub-advisory arrangement with BlackRock will continue subsequent to the termination of BlackRock’s current sub-advisory agreement with respect to the Fund as a result of the Transaction.

	No. of Shares	% of Outstanding Shares	% of Shares Present
Affirmative	126,797,077.702	94.975%	94.975%
Against	1,784,385.521	1.337%	1.337%
Abstain	4,924,192.357	3.688%	3.688%
Total	133,505,655.580	100.000%	100.000%

30

Additional Information	(Unaudited)

Information about Directors and Executive Officers:

The business and affairs of the Fund are managed under the direction of the Fund’s Board of Directors. Information pertaining to the Directors and officers of the Fund is set forth below. Matthew J. Simpson resigned as a Director of the Fund effective June 30, 2016.

Interested Directors and Executive Officers

Jeanne M. La Porta

Address  c/o SSGA FM 1600 Summer St. Stamford, CT 06905

Age  50

Position(s) Held with Fund  Director and President

Term of Office and Length of Time Served  Until successor is elected and qualified – 2 years

Principal Occupation(s) During Past 5 Years  Senior Managing Director at State Street Global Advisors since July 2016; President of GE Retirement Savings Plan Funds since July 2016; Senior Vice President and Commercial Operations Leader at GEAM from March 2014 to July 2016; President of GE Institutional Funds and GE Investments Funds, Inc. since April 2014; President and Trustee of GEAM’s UCITs Funds from March 2014 to November 2014; Senior Vice President and Commercial Administrative Officer at GEAM from April 2010 to March 2014; Vice President of GE Institutional Funds since July 2003; Vice President of Elfun Funds since October 2003; Vice President of GE Retirement Savings Plan Funds from October 2003 to July 2016; Secretary of GE Funds from July 2007 to September 2010 and Vice President from July 2007 to February 2011; Senior Vice President and Deputy General Counsel of GEAM from October 2007 to April 2010; Vice President and Assistant Secretary of Elfun Funds and GE Retirement Savings Plan Funds from July 2003 to June 2010; and Vice President and Associate General Counsel – Marketing and Client Services (formerly Asset Management Services) at GEAM from May 1997 to October 2007.

Number of Portfolios in Fund Complex Overseen by Director  22

Other Directorships Held by Director  Trustee and President of GE Institutional Funds since 2014; Trustee of Elfun Funds since 2014.

Brian Harris

Address   c/o SSGA FM State Street Financial Center One Lincoln Street Boston, MA 02111-2900

Age  43

Position(s) Held with Fund  Deputy Chief Compliance Officer

Term of Office and Length of Time Served  Until successor is elected and qualified – less than 1 year

Principal Occupation(s) During Past 5 years  Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (June 2013 - present)*; Senior Vice President and Global Head of Investment Compliance, BofA Global Capital Management (2010-2013); Director of Compliance, AARP Financial Inc. (2008-2010).

Number of Portfolios in Fund Complex Overseen by Officer  N/A

Other Directorships Held by Officer  N/A

Bruce S. Rosenberg

Address  c/o SSGA FM State Street Financial Center One Lincoln Street Boston, MA 02111-2900

Age  55

Position(s) Held with Fund  Assistant Treasurer

Term of Office and Length of Time Served  Until successor is elected and qualified – less than 1 year

Principal Occupation(s) During Past 5 years  Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 – present); Director, Credit Suisse (April 2008 – July 2015).

Number of Portfolios in Fund Complex Overseen by Officer  N/A

Other Directorships Held by Officer  N/A

Ann M. Carpenter

Address  c/o SSGA FM State Street Financial Center One Lincoln Street Boston, MA 02111-2900

Age  50

Position(s) Held with Fund  Assistant Treasurer

Term of Office and Length of Time Served  Until successor is elected and qualified – less than 1 year

Principal Occupation(s) During Past 5 years  Chief Operating Officer, SSGA Funds Management, Inc. (April 2014 – present); Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (2005 – present).*

Number of Portfolios in Fund Complex Overseen by Officer  N/A

Other Directorships Held by Officer  N/A

Chad C. Hallett

Address  c/o SSGA FM State Street Financial Center One Lincoln Street Boston, MA 02111-2900

Age  47

Position(s) Held with Fund  Assistant Treasurer

Term of Office and Length of Time Served  Until successor is elected and qualified – less than 1 year

Principal Occupation(s) During Past 5 years  Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 – present); Vice President, State Street Bank and Trust Company (2001 – November 2014).

Number of Portfolios in Fund Complex Overseen by Officer  N/A

Other Directorships Held by Officer  N/A

*	Served in various capacities and/or with various affiliated entities during noted time period.

31

Additional Information	(Unaudited)

JoonWon Choe

Address  c/o SSGA FM 1600 Summer St. Stamford, CT 06905

Age  46

Position(s) Held with Fund  Vice President & Secretary

Term of Office and Length of Time Served  Until successor is elected and qualified – 5 years

Principal Occupation(s) During Past 5 years  Managing Director and Managing Counsel at State Street Global Advisors since July 2016; Senior Vice President and Deputy General Counsel at GEAM from March 2011 to July 2016; Vice President and Secretary of GE Institutional Funds since September 2010; Vice President and Assistant Secretary of GE Retirement Savings Plan Funds since September 2010; Vice President and Assistant Secretary of Elfun Funds from September 2010 to July 2016; Senior Vice President and Associate General Counsel at GEAM from June 2010 to March 2011; Vice President and Associate General Counsel of GEAM from November 2005 to June 2010; and Vice President and Secretary of GE Funds from September 2010 to February 2011.

Number of Portfolios in Fund Complex Overseen by Officer  N/A

Other Directorships Held by Officer  N/A

Robert Herlihy

Address  c/o SSGA FM 1600 Summer St. Stamford, CT 06905

Age  48

Position(s) Held with Fund  Chief Compliance Officer

Term of Office and Length of Time Served  Until successor is elected and qualified – 10 years

Principal Occupation(s) During Past 5 years   Managing Director at State Street Global Advisors since July 2016; Deputy Chief Compliance Officer of Elfun Funds since July 2016; Chief Compliance Officer of GE Institutional Funds and GE Retirement Savings Plan Funds since July 2005; Chief Compliance Officer of GEAM and Elfun Funds from July 2005 to July 2016; Chief Compliance Officer of GE Funds from July 2005 to February 2011; and Manager of Fund Administration at GEAM from 2002-2005.

Number of Portfolios in Fund Complex Overseen by Officer  N/A

Other Directorships Held by Officer  N/A

Arthur A. Jensen

Address  c/o SSGA FM 1600 Summer St. Stamford, CT 06905

Age  49

Position(s) Held with Fund  Treasurer

Term of Office and Length of Time Served  Until successor is elected and qualified – 5 years

Principal Occupation(s) During Past 5 years  Vice President at State Street Global Advisors since July 2016; Deputy Treasurer of Elfun Funds since July 2016; Treasurer of GE Institutional Funds and GE Retirement Savings Plan Funds since June 2011; Treasurer of Elfun Funds from June 2011 to July 2016; Mutual Funds Controller of GEAM from April 2011 to July 2016; Senior Vice President at Citigroup from 2008 to 2010; and Vice President at JPMorgan from 2005 to 2008.

Number of Portfolios in Fund Complex Overseen by Officer  N/A

Other Directorships Held by Officer  N/A

Non-Interested Directors

John R. Costantino

Address    c/o SSGA FM 1600 Summer St. Stamford, CT 06905

Age    69

Position(s) Held with Fund    Chairman of the Board

Term of Office and Length of Time Served    Until successor is elected and qualified – 19 years

Principal Occupation(s) During Past 5 years    General Partner, NGN Capital LLC since 2006; and Managing Director, Vice President of Walden Capital Management since 1996.

Number of Portfolios in Fund Complex Overseen by Director    16

Other Directorships Held by Director    Trustee of GE Institutional Funds since 1997; Trustee of Fordham University from 1989 to 1995 and from 2001 to 2007 and Trustee Emeritus since 2007; Trustee of NeuroScience Research Institute since 1986; Trustee of GE Funds from 1993 to February 2011; Director of Artes Medical from 2006 to 2008; and Trustee of Gregorian University Foundation from 1992 to 2007.

R. Sheldon Johnson

Address    c/o SSGA FM 1600 Summer St. Stamford, CT 06905

Age    69

Positions(s) Held with Fund    Director

Term of office and Length of Time served    Until successor is elected and qualified – 5 years

Principal Occupation(s) During Past 5 years    Retired, 2006 to present; Head of Global Institutional Equity Sales and Marketing at Morgan Stanley & Co., Inc. from 2002 to 2006 and Managing Director at Morgan Stanley & Co., Inc. from 1988 to 2006.

Number of Portfolios in Fund Complex Overseen by Director    16

Other Directorships Held by Director    Trustee of GE Institutional Funds since April 2011 and Trustee of St. Lawrence University since 2003.

Donna M. Rapaccioli

Address    c/o SSGA FM 1600 Summer St. Stamford, CT 06905

Age    53

Position(s) Held with Fund    Director

Term of Office and Length of Time Served    Until successor is elected and qualified — 4 years

Principal Occupation(s) During Past 5 Years    Dean of the Gabelli School of Business since 2007 and Accounting professor since 1987 at Fordham University.

Number of Portfolios in Fund Complex Overseen by Officer    16

Other Directorships Held by Director    Trustee of GE Institutional Funds since January 2012 and Trustee of Emmanuel College since 2010.

The Statement of Additional Information for the Funds includes additional information about the Directors and Officers and is available, without charge, upon request by calling 1-800-242-0134.

32

Investment Team	(Unaudited)

Investment Adviser and Administrator

SSGA Funds Management, Inc.

Board of Directors

John R. Costantino, Chairman

R. Sheldon Johnson

Jeanne M. La Porta

Donna M. Rapaccioli

Secretary

JoonWon Choe

Assistant Secretary

Michelle Matzelle

Treasurer

Arthur A. Jensen

Assistant Treasurers

Bruce S. Rosenberg

Ann M. Carpenter

Chad C. Hallett

Distributor

State Street Global Markets, LLC

Member FINRA and SIPC

Custodian

State Street Bank & Trust Company

33

Investment Adviser

SSGA Funds Management, Inc.

1600 Summer Street

Stamford, CT 06905

or at:

P.O. Box 7900

Stamford, CT 06904-7900

Distributor

State Street Global Markets, LLC

Member FINRA and SIPC

State Street Financial Center

One Lincoln Street

Boston, MA 02111

www.geam.com

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 1-800-242-0134; (ii) on the Fund’s website at http://www.geam.com; and (iii) on the Commission’s website at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC – information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at http://www.geam.com; and (ii) on the Commission’s website at http://www.sec.gov.

GE Investments Funds, Inc.

S&P 500 Index Fund

Semi-Annual Report

June 30, 2016

GE Investments Funds, Inc.

S&P 500 Index Fund

This report is prepared for Policyholders of certain variable contracts and may be distributed to others only if preceded or accompanied by the variable contract’s current prospectus and the current summary prospectus of the Fund available for investments thereunder.

S&P 500 Index Fund	(Unaudited)

Fund Information

Notes to Performance

Total return performance shown in this report for the GE Investments S&P 500 Index Fund (the “Fund”) takes into account changes in share price and assumes reinvestment of dividends and capital gains distributions, if any. Total returns shown are net of Fund fees and expenses but do not reflect fees and charges associated with the variable contracts such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the Fund’s total returns for all periods shown.

The performance data quoted represents past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Periods less than one year are not annualized. Please call 800-242-0134 or visit the Fund’s website at http://www.geam.com for the most recent month-end performance data.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. An investment in the Fund is subject to risk, including possible loss of principal invested.

Investment Profile

A mutual fund designed for investors who seek growth of capital and accumulation of income that corresponds to the investment return of the Standard & Poor’s 500® Composite Stock Index (“S&P 500 Index”). The Fund seeks to replicate the return of the S&P 500 Index while holding transaction costs low and minimizing portfolio turnover.

Sector Allocation

as a % of Investments of $189,884 (in thousands) on June 30, 2015 (a)(b)

Top Ten Largest Holdings

as a % of Fair Value of Investments of $177,074 (in thousands) on June 30, 2016 (a)(b)

Apple Inc.	2.79%
Microsoft Corp.	2.14%
Exxon Mobil Corp.	2.08%
Johnson & Johnson	1.78%
General Electric Co.	1.54%
Amazon.com Inc.	1.47%
Berkshire Hathaway Inc., Class B	1.45%
AT&T Inc.	1.42%
Facebook Inc., Class A	1.40%
JPMorgan Chase & Co.	1.21%

(a)	Fair Value basis is inclusive of short-term investment in State Street Institutional U.S. Government Money Market Fund Class G Shares.

(b)	The securities information regarding holdings, allocations and other characteristics is presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

State Street Global Markets, LLC, Member of FINRA & SIPC, is the principal underwriter and distributor of the GE Investments Funds, Inc. and a wholly owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. The Fund pays State Street Bank and Trust Company for its services as custodian and Fund Accounting agent, and pays SSGA Funds Management, Inc. for investment advisory and administration services.

1

S&P 500 Index Fund	(Unaudited)

Understanding Your Fund’s Expenses

As a shareholder of the Fund, you incur ongoing costs. Ongoing costs include portfolio management fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended June 30, 2016.

Actual Expenses

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given under the heading “Expenses paid during the period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs, such as sales charges or redemption fees, if any. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. Additionally, the expenses shown do not reflect the fees or charges associated with variable contracts through which shares of the Fund are offered.

January 1, 2016 – June 30, 2016

	Account value at the beginning of the period ($)	Account value at the end of the period ($)	Expenses paid during the period ($)*
Actual Fund Return	1,000.00	1,036.50	1.92
Hypothetical 5% Return (2.5% for the period)	1,000.00	1,022.97	1.91

*	Expenses are equal to the Fund’s annualized net expense ratio of 0.38% (for the period January 1, 2016 – June 30, 2016), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

2

S&P 500 Index Fund

Schedule of Investments	June 30, 2016 (Unaudited)

S&P 500 Index Fund

	Number of Shares	Fair Value
Common Stock — 97.0%†

Advertising — 0.2%

Omnicom Group Inc.	2,230	$181,723
The Interpublic Group of Companies Inc.	3,820	88,242
		269,965

Aerospace & Defense — 2.6%

General Dynamics Corp.	2,694	375,112
Honeywell International Inc.	7,194	836,806
L-3 Communications Holdings Inc.	801	117,499
Lockheed Martin Corp.	2,452	608,513
Northrop Grumman Corp.	1,671	371,430
Raytheon Co.	2,872	390,448
Rockwell Collins Inc.	1,236	105,233
Textron Inc.	2,725	99,626
The Boeing Co.	5,640	732,467
TransDigm Group Inc.	500	131,845	(a)
United Technologies Corp.	7,383	757,127
		4,526,106

Agricultural & Farm Machinery — 0.1%

Deere & Co.	2,806	227,398

Agricultural Products — 0.1%

Archer-Daniels-Midland Co.	5,624	241,213

Air Freight & Logistics — 0.7%

CH Robinson Worldwide Inc.	1,445	107,291
Expeditors International of Washington Inc.	1,799	88,223
FedEx Corp.	2,388	362,451
United Parcel Service Inc., Class B	6,502	700,395
		1,258,360

Airlines — 0.5%

Alaska Air Group Inc.	1,200	69,948
American Airlines Group Inc.	5,700	161,367
Delta Air Lines Inc.	7,530	274,318
Southwest Airlines Co.	6,149	241,102
United Continental Holdings Inc.	3,400	139,536	(a)
		886,271

Alternative Carriers — 0.1%

Level 3 Communications Inc.	2,800	144,172	(a)

Aluminum — 0.1%

Alcoa Inc.	13,140	121,808

	Number of Shares	Fair Value

Apparel Retail — 0.6%

Foot Locker Inc.	1,300	$71,318
L Brands Inc.	2,488	167,019
Ross Stores Inc.	3,724	211,114
The Gap Inc.	2,196	46,599
The TJX Companies Inc.	6,331	488,943
Urban Outfitters Inc.	846	23,265	(a)
		1,008,258

Apparel, Accessories & Luxury Goods — 0.4%

Coach Inc.	2,689	109,550
Hanesbrands Inc.	3,400	85,442
Michael Kors Holdings Ltd.	1,622	80,257	(a)
PVH Corp.	769	72,463
Ralph Lauren Corp.	600	53,772
Under Armour Inc., Class A	1,700	68,221	(a)
Under Armour Inc., Class C	1,712	62,319	(a)
VF Corp.	3,215	197,690
		729,714

Application Software — 0.8%

Adobe Systems Inc.	4,784	458,259	(a)
Autodesk Inc.	2,148	116,293	(a)
Citrix Systems Inc.	1,407	112,687	(a)
Intuit Inc.	2,400	267,864
salesforce.com Inc.	5,909	469,234	(a)
Verint Systems Inc.	1	33	(a)
		1,424,370

Asset Management & Custody Banks — 1.0%

Affiliated Managers Group Inc.	500	70,385	(a)
Ameriprise Financial Inc.	1,567	140,795
BlackRock Inc.	1,196	409,666
Franklin Resources Inc.	3,500	116,795
Invesco Ltd.	3,850	98,329
Legg Mason Inc.	1,100	32,439
Northern Trust Corp.	1,896	125,629
State Street Corp.	3,711	200,097	(b)
T Rowe Price Group Inc.	2,474	180,528
The Bank of New York Mellon Corp.	10,003	388,616
		1,763,279

Auto Parts & Equipment — 0.3%

BorgWarner Inc.	2,247	66,331
Delphi Automotive PLC	2,456	153,746
Johnson Controls Inc.	5,901	261,178
		481,255

Automobile Manufacturers — 0.5%

Ford Motor Co.	37,327	469,200
General Motors Co.	13,087	370,362
		839,562

See Notes to Schedule of Investments and Notes to Financial Statements.

3

S&P 500 Index Fund

Schedule of Investments	June 30, 2016 (Unaudited)

	Number of Shares	Fair Value

Automotive Retail — 0.4%

Advance Auto Parts Inc.	722	$116,697
AutoNation Inc.	486	22,832	(a)
AutoZone Inc.	275	218,306	(a)
CarMax Inc.	1,690	82,861	(a)
O’Reilly Automotive Inc.	900	243,990	(a)
		684,686

Biotechnology — 2.8%

AbbVie Inc.	15,073	933,169
Alexion Pharmaceuticals Inc.	2,101	245,313	(a)
Amgen Inc.	7,130	1,084,829
Biogen Inc.	2,015	487,267	(a)
Celgene Corp.	7,257	715,758	(a)
Gilead Sciences Inc.	12,505	1,043,167
Regeneron Pharmaceuticals Inc.	750	261,923	(a)
Vertex Pharmaceuticals Inc.	2,300	197,846	(a)
		4,969,272

Brewers — 0.1%

Molson Coors Brewing Co., Class B	1,598	161,606

Broadcasting — 0.2%

CBS Corp., Class B	3,932	214,058
Discovery Communications Inc., Class A	1,497	37,769	(a)
Discovery Communications Inc., Class C	2,397	57,169	(a)
Scripps Networks Interactive Inc., Class A	1,000	62,270
TEGNA Inc.	1,870	43,328
		414,594

Building Products — 0.1%

Allegion PLC	933	64,778
Fortune Brands Home & Security Inc.	1,400	81,158
Masco Corp.	3,490	107,981
		253,917

Cable & Satellite — 0.8%

Comcast Corp., Class A	22,891	1,492,264

Casinos & Gaming — 0.0%*

Wynn Resorts Ltd.	791	71,696

Commodity Chemicals — 0.1%

LyondellBasell Industries N.V., Class A	3,204	238,442

Communications Equipment — 1.0%

Cisco Systems Inc.	47,737	1,369,574
F5 Networks Inc.	700	79,688	(a)
Harris Corp.	1,100	91,784
Juniper Networks Inc.	3,500	78,715
Motorola Solutions Inc.	1,444	95,261
		1,715,022

	Number of Shares	Fair Value

Computer & Electronics Retail — 0.1%

Best Buy Company Inc.	2,900	$88,740

Construction & Engineering — 0.1%

Fluor Corp.	1,478	72,836
Jacobs Engineering Group Inc.	1,150	57,281	(a)
Quanta Services Inc.	1,200	27,744	(a)
		157,861

Construction Machinery & Heavy Trucks — 0.4%

Caterpillar Inc.	5,602	424,688
Cummins Inc.	1,556	174,957
PACCAR Inc.	3,203	166,139
		765,784

Construction Materials — 0.2%

Martin Marietta Materials Inc.	600	115,200
Vulcan Materials Co.	1,298	156,227
		271,427

Consumer Electronics — 0.1%

Garmin Ltd.	1,300	55,146
Harman International Industries Inc.	700	50,274
		105,420

Consumer Finance — 0.7%

American Express Co.	7,658	465,300
Capital One Financial Corp.	4,984	316,534
Discover Financial Services	3,877	207,768
Navient Corp.	3,883	46,402
Synchrony Financial	7,658	193,594	(a)
		1,229,598

Data Processing & Outsourced Services — 2.3%

Alliance Data Systems Corp.	600	117,552	(a)
Automatic Data Processing Inc.	4,226	388,243
Fidelity National Information Services Inc.	2,600	191,568
Fiserv Inc.	2,026	220,287	(a)
Global Payments Inc.	1,463	104,429
Mastercard Inc., Class A	9,086	800,113
Paychex Inc.	3,125	185,938
PayPal Holdings Inc.	10,660	389,197	(a)
The Western Union Co.	5,024	96,360
Total System Services Inc.	1,602	85,082
Visa Inc., Class A	18,032	1,337,433
Xerox Corp.	8,947	84,907
		4,001,109

Department Stores — 0.1%

Kohl’s Corp.	1,973	74,816
Macy’s Inc.	3,030	101,838
Nordstrom Inc.	1,392	52,966
		229,620

See Notes to Schedule of Investments and Notes to Financial Statements.

4

S&P 500 Index Fund

Schedule of Investments	June 30, 2016 (Unaudited)

	Number of Shares	Fair Value

Distillers & Vintners — 0.2%

Brown-Forman Corp., Class B	1,020	$101,755
Constellation Brands Inc., Class A	1,694	280,188
		381,943

Distributors — 0.1%

Genuine Parts Co.	1,496	151,470
LKQ Corp.	2,900	91,930	(a)
		243,400

Diversified Banks — 4.2%

Bank of America Corp.	96,646	1,282,492
Citigroup Inc.	27,737	1,175,772
Comerica Inc.	1,556	63,998
JPMorgan Chase & Co.	34,651	2,153,213
U.S. Bancorp	15,346	618,904
Wells Fargo & Co.	43,569	2,062,121
		7,356,500

Diversified Chemicals — 0.6%

Eastman Chemical Co.	1,318	89,492
EI du Pont de Nemours & Co.	8,235	533,628
The Dow Chemical Co.	10,404	517,183
		1,140,303

Diversified Metals & Mining — 0.1%

Freeport-McMoRan Inc.	10,498	116,948

Diversified Support Services — 0.1%

Cintas Corp.	900	88,317

Drug Retail — 0.9%

CVS Health Corp.	10,089	965,921
Walgreens Boots Alliance Inc.	8,174	680,649
		1,646,570

Electric Utilities — 2.2%

Alliant Energy Corp.	2,100	83,370
American Electric Power Company Inc.	4,641	325,288
Duke Energy Corp.	6,504	557,978
Edison International	2,942	228,505
Entergy Corp.	1,785	145,210
Eversource Energy	2,930	175,507
Exelon Corp.	8,725	317,241
FirstEnergy Corp.	4,254	148,507
NextEra Energy Inc.	4,362	568,805
PG&E Corp.	4,554	291,092
Pinnacle West Capital Corp.	1,100	89,166
PPL Corp.	6,237	235,447
The Southern Co.	8,558	458,965
Xcel Energy Inc.	4,780	214,048
		3,839,129

	Number of Shares	Fair Value

Electrical Components & Equipment — 0.5%

Acuity Brands Inc.	400	$99,184
AMETEK Inc.	2,400	110,952
Eaton Corporation PLC	4,245	253,554
Emerson Electric Co.	6,126	319,532
Rockwell Automation Inc.	1,319	151,448
		934,670

Electronic Components — 0.2%

Amphenol Corp., Class A	2,800	160,524
Corning Inc.	10,334	211,640
		372,164

Electronic Equipment & Instruments — 0.0%*

FLIR Systems Inc.	1,100	34,045

Electronic Manufacturing Services — 0.1%

TE Connectivity Ltd.	3,389	193,546

Environmental & Facilities Services — 0.3%

Republic Services Inc.	2,215	113,651
Stericycle Inc.	800	83,296	(a)
Waste Management Inc.	3,903	258,652
		455,599

Fertilizers & Agricultural Chemicals — 0.4%

CF Industries Holdings Inc.	2,385	57,478
FMC Corp.	1,400	64,834
Monsanto Co.	4,177	431,944
The Mosaic Co.	3,300	86,394
		640,650

Food Distributors — 0.1%

Sysco Corp.	4,949	251,112

Food Retail — 0.2%

The Kroger Co.	9,190	338,100
Whole Foods Market Inc.	2,988	95,676
		433,776

Footwear — 0.4%

NIKE Inc., Class B	12,743	703,414

Gas Utilities — 0.0%*

AGL Resources Inc.	1,155	76,195

General Merchandise Stores — 0.5%

Dollar General Corp.	2,700	253,800
Dollar Tree Inc.	2,148	202,428	(a)
Target Corp.	5,449	380,449
		836,677

See Notes to Schedule of Investments and Notes to Financial Statements.

5

S&P 500 Index Fund

Schedule of Investments	June 30, 2016 (Unaudited)

	Number of Shares	Fair Value

Gold — 0.1%

Newmont Mining Corp.	4,919	$192,431

Health Care REITs — 0.4%

HCP Inc.	4,600	162,748
Ventas Inc.	3,029	220,572
Welltower Inc.	3,500	266,595
		649,915

Healthcare Distributors — 0.5%

AmerisourceBergen Corp.	1,761	139,682
Cardinal Health Inc.	3,168	247,136
Henry Schein Inc.	800	141,440	(a)
McKesson Corp.	2,141	399,618
Patterson Companies Inc.	700	33,523
		961,399

Healthcare Equipment — 2.3%

Abbott Laboratories	13,691	538,193
Baxter International Inc.	5,277	238,626
Becton Dickinson and Co.	2,012	341,215
Boston Scientific Corp.	12,399	289,765	(a)
CR Bard Inc.	735	172,842
Edwards Lifesciences Corp.	2,000	199,460	(a)
Hologic Inc.	2,400	83,040	(a)
Intuitive Surgical Inc.	370	244,722	(a)
Medtronic PLC	13,288	1,153,000
St Jude Medical Inc.	2,547	198,666
Stryker Corp.	3,037	363,924
Varian Medical Systems Inc.	1,000	82,230	(a)
Zimmer Biomet Holdings Inc.	1,640	197,423
		4,103,106

Healthcare Facilities — 0.2%

HCA Holdings Inc.	2,807	216,167	(a)
Universal Health Services Inc., Class B	898	120,422
		336,589

Healthcare Services — 0.4%

DaVita Healthcare Partners Inc.	1,458	112,732	(a)
Express Scripts Holding Co.	5,886	446,159	(a)
Laboratory Corporation of America Holdings	900	117,243	(a)
Quest Diagnostics Inc.	1,200	97,692
		773,826

Healthcare Supplies — 0.1%

DENTSPLY SIRONA Inc.	2,300	142,692

Healthcare Technology — 0.1%

Cerner Corp.	2,700	158,220	(a)

Home Building — 0.1%

DR Horton Inc.	2,900	91,292

	Number of Shares	Fair Value
Lennar Corp., Class A	1,800	$82,980
PulteGroup Inc.	3,135	61,101
		235,373

Home Entertainment Software — 0.2%

Activision Blizzard Inc.	4,700	186,261
Electronic Arts Inc.	2,838	215,007	(a)
		401,268

Home Furnishing Retail — 0.0%*

Bed Bath & Beyond Inc.	1,613	69,714

Home Furnishings — 0.1%

Leggett & Platt Inc.	1,400	71,554
Mohawk Industries Inc.	600	113,856	(a)
		185,410

Home Improvement Retail — 1.2%

Lowe’s Companies Inc.	8,331	659,565
The Home Depot Inc.	11,701	1,494,101
		2,153,666

Hotel & Resort REITs — 0.1%

Host Hotels & Resorts Inc.	7,617	123,472

Hotels, Resorts & Cruise Lines — 0.4%

Carnival Corp.	4,300	190,060
Marriott International Inc., Class A	1,878	124,812
Royal Caribbean Cruises Ltd.	1,634	109,723
Starwood Hotels & Resorts Worldwide Inc.	1,710	126,455
Wyndham Worldwide Corp.	1,175	83,695
		634,745

Household Appliances — 0.1%

Whirlpool Corp.	743	123,814

Household Products — 2.0%

Church & Dwight Company Inc.	1,300	133,757
Colgate-Palmolive Co.	8,445	618,174
Kimberly-Clark Corp.	3,475	477,743
The Clorox Co.	1,289	178,385
The Procter & Gamble Co.	25,232	2,136,393
		3,544,452

Housewares & Specialties — 0.1%

Newell Brands Inc.	4,334	210,502

Human Resource & Employment Services — 0.0%*

Robert Half International Inc.	1,275	48,654

Hypermarkets & Super Centers — 1.0%

Costco Wholesale Corp.	4,108	645,120
Wal-Mart Stores Inc.	14,351	1,047,910
		1,693,030

See Notes to Schedule of Investments and Notes to Financial Statements.

6

S&P 500 Index Fund

Schedule of Investments	June 30, 2016 (Unaudited)

	Number of Shares	Fair Value

Independent Power Producers & Energy Traders — 0.1%

AES Corp.	5,500	$68,640
NRG Energy Inc.	3,615	54,189
		122,829

Industrial Conglomerates — 2.5%

3M Co.	5,700	998,184
Danaher Corp.	5,600	565,600
General Electric Co.	86,696	2,729,190	(c)
Roper Technologies Inc.	988	168,513
		4,461,487

Industrial Gases — 0.3%

Air Products & Chemicals Inc.	1,841	261,496
Praxair Inc.	2,774	311,770
		573,266

Industrial Machinery — 0.7%

Dover Corp.	1,509	104,604
Flowserve Corp.	1,300	58,721
Illinois Tool Works Inc.	3,017	314,251
Ingersoll-Rand PLC	2,400	152,832
Parker-Hannifin Corp.	1,234	133,333
Pentair PLC	1,707	99,501
Snap-on Inc.	609	96,112
Stanley Black & Decker Inc.	1,499	166,719
Xylem Inc.	1,926	85,996
		1,212,069

Industrial REITs — 0.1%

Prologis Inc.	4,829	236,814

Insurance Brokers — 0.5%

Aon PLC	2,434	265,866
Arthur J Gallagher & Co.	1,700	80,920
Marsh & McLennan Companies Inc.	4,853	332,236
Willis Towers Watson PLC	1,358	168,813
		847,835

Integrated Oil & Gas — 3.4%

Chevron Corp.	17,732	1,858,845
Exxon Mobil Corp.	39,259	3,680,139
Occidental Petroleum Corp.	7,326	553,553
		6,092,537

Integrated Telecommunication Services — 2.7%

AT&T Inc.	58,044	2,508,081
CenturyLink Inc.	4,962	143,948
Frontier Communications Corp.	11,474	56,681
Verizon Communications Inc.	38,421	2,145,429
		4,854,139

Internet Retail — 2.1%

Amazon.com Inc.	3,637	2,602,710	(a)
Expedia Inc.	1,050	111,615

	Number of Shares	Fair Value
Netflix Inc.	4,105	$375,525	(a)
The Priceline Group Inc.	465	580,511	(a)
TripAdvisor Inc.	1,150	73,945	(a)
		3,744,306

Internet Software & Services — 4.0%

Akamai Technologies Inc.	1,733	96,927	(a)
Alphabet Inc., Class A	2,757	1,939,632	(a)
Alphabet Inc., Class C	2,804	1,940,648	(a)
eBay Inc.	10,260	240,187	(a)
Facebook Inc., Class A	21,667	2,476,105	(a)
VeriSign Inc.	862	74,528	(a)
Yahoo! Inc.	8,289	311,335	(a)
		7,079,362

Investment Banking & Brokerage — 0.7%

E*TRADE Financial Corp.	2,840	66,712	(a)
Morgan Stanley	14,196	368,812
The Charles Schwab Corp.	11,111	281,219
The Goldman Sachs Group Inc.	3,653	542,763
		1,259,506

IT Consulting & Other Services — 1.3%

Accenture PLC, Class A	5,945	673,509
Cognizant Technology Solutions Corp., Class A	5,714	327,069	(a)
CSRA Inc.	1,382	32,380
International Business Machines Corp.	8,330	1,264,328
Teradata Corp.	1,400	35,098	(a)
		2,332,384

Leisure Products — 0.1%

Hasbro Inc.	1,096	92,053
Mattel Inc.	3,296	103,132
		195,185

Life & Health Insurance — 0.8%

Aflac Inc.	3,902	281,568
Lincoln National Corp.	2,059	79,828
MetLife Inc.	10,308	410,568
Principal Financial Group Inc.	2,711	111,449
Prudential Financial Inc.	4,100	292,494
Torchmark Corp.	1,212	74,926
Unum Group	2,489	79,125
		1,329,958

Life Sciences Tools & Services — 0.6%

Agilent Technologies Inc.	3,185	141,287
Illumina Inc.	1,400	196,532	(a)
PerkinElmer Inc.	1,011	52,997
Thermo Fisher Scientific Inc.	3,728	550,849
Waters Corp.	800	112,520	(a)
		1,054,185

Managed Healthcare — 1.5%

Aetna Inc.	3,368	411,334
Anthem Inc.	2,478	325,460

See Notes to Schedule of Investments and Notes to Financial Statements.

7

S&P 500 Index Fund

Schedule of Investments	June 30, 2016 (Unaudited)

	Number of Shares	Fair Value
Centene Corp.	1,600	$114,192	(a)
Cigna Corp.	2,309	295,529
Humana Inc.	1,427	256,689
UnitedHealth Group Inc.	8,911	1,258,233
		2,661,437

Metal & Glass Containers — 0.1%

Ball Corp.	1,341	96,941
Owens-Illinois Inc.	1,800	32,418	(a)
		129,359

Motorcycle Manufacturers — 0.0%*

Harley-Davidson Inc.	1,800	81,540

Movies & Entertainment — 1.4%

The Walt Disney Co.	14,048	1,374,175
Time Warner Inc.	7,307	537,357
Twenty-First Century Fox Inc., Class A	10,590	286,459
Twenty-First Century Fox Inc., Class B	4,192	114,232
Viacom Inc., Class B	3,346	138,759
		2,450,982

Multi-Line Insurance — 0.5%

American International Group Inc.	10,425	551,378
Assurant Inc.	700	60,417
Loews Corp.	2,726	112,011
The Hartford Financial Services Group Inc.	3,589	159,280
		883,086

Multi-Sector Holdings — 1.5%

Berkshire Hathaway Inc., Class B	17,718	2,565,389	(a)
Leucadia National Corp.	3,000	51,990
		2,617,379

Multi-Utilities — 1.2%

Ameren Corp.	2,242	120,126
CenterPoint Energy Inc.	3,718	89,232
CMS Energy Corp.	2,700	123,822
Consolidated Edison Inc.	2,855	229,656
Dominion Resources Inc.	5,682	442,798
DTE Energy Co.	1,766	175,046
NiSource Inc.	3,315	87,914
Public Service Enterprise Group Inc.	4,692	218,694
SCANA Corp.	1,400	105,924
Sempra Energy	2,132	243,091
TECO Energy Inc.	2,000	55,280
WEC Energy Group Inc.	3,075	200,798
		2,092,381

Office REITs — 0.3%

Boston Properties Inc.	1,498	197,586
SL Green Realty Corp.	1,000	106,470
Vornado Realty Trust	1,669	167,100
		471,156

	Number of Shares	Fair Value

Office Services & Supplies — 0.0%*

Pitney Bowes Inc.	2,032	$36,170

Oil & Gas Drilling — 0.1%

Diamond Offshore Drilling Inc.	900	21,897
Helmerich & Payne Inc.	900	60,417
Transocean Ltd.	3,804	45,230
		127,544

Oil & Gas Equipment & Services — 1.0%

Baker Hughes Inc.	4,298	193,969
FMC Technologies Inc.	2,086	55,634	(a)
Halliburton Co.	8,067	365,354
National Oilwell Varco Inc.	3,846	129,418
Schlumberger Ltd.	13,120	1,037,529
		1,781,904

Oil & Gas Exploration & Production — 1.6%

Anadarko Petroleum Corp.	4,757	253,310
Apache Corp.	3,448	191,950
Cabot Oil & Gas Corp.	3,600	92,664
Chesapeake Energy Corp.	5,615	24,032	(a)
Cimarex Energy Co.	900	107,388
Concho Resources Inc.	1,300	155,051	(a)
ConocoPhillips	11,514	502,010
Devon Energy Corp.	3,892	141,085
EOG Resources Inc.	5,100	425,442
EQT Corp.	1,514	117,229
Hess Corp.	2,449	147,185
Marathon Oil Corp.	7,042	105,701
Murphy Oil Corp.	1,700	53,975
Newfield Exploration Co.	1,300	57,434	(a)
Noble Energy Inc.	3,700	132,719
Pioneer Natural Resources Co.	1,500	226,815
Range Resources Corp.	1,800	77,652
Southwestern Energy Co.	4,100	51,578	(a)
		2,863,220

Oil & Gas Refining & Marketing — 0.5%

Marathon Petroleum Corp.	4,790	181,828
Phillips 66	4,361	346,002
Tesoro Corp.	1,200	89,904
Valero Energy Corp.	4,600	234,600
		852,334

Oil & Gas Storage & Transportation — 0.5%

Columbia Pipeline Group Inc.	3,315	84,499
Kinder Morgan Inc.	17,584	329,172
ONEOK Inc.	2,000	94,900
Spectra Energy Corp.	6,277	229,927
The Williams Companies Inc.	6,171	133,479
		871,977

Packaged Foods & Meats — 1.7%

Campbell Soup Co.	1,615	107,446
ConAgra Foods Inc.	4,254	203,384
General Mills Inc.	5,536	394,828

See Notes to Schedule of Investments and Notes to Financial Statements.

8

S&P 500 Index Fund

Schedule of Investments	June 30, 2016 (Unaudited)

	Number of Shares	Fair Value
Hormel Foods Corp.	2,800	$102,480
Kellogg Co.	2,390	195,143
McCormick & Company Inc.	1,100	117,337
Mead Johnson Nutrition Co.	1,815	164,711
Mondelez International Inc., Class A	14,798	673,457
The Hershey Co.	1,381	156,730
The JM Smucker Co.	947	144,332
The Kraft Heinz Co.	5,730	506,990
Tyson Foods Inc., Class A	2,871	191,754
		2,958,592

Paper Packaging — 0.2%

Avery Dennison Corp.	854	63,837
International Paper Co.	4,075	172,698
Sealed Air Corp.	2,061	94,744
WestRock Co.	2,175	84,542
		415,821

Personal Products — 0.1%

The Estee Lauder Companies Inc., Class A	2,079	189,231

Pharmaceuticals — 5.6%

Allergan PLC	3,751	866,819	(a)
Bristol-Myers Squibb Co.	15,826	1,164,002
Eli Lilly & Co.	9,146	720,248
Endo International PLC	1,700	26,503	(a)
Johnson & Johnson	26,016	3,155,741
Mallinckrodt PLC	1,200	72,936	(a)
Merck & Company Inc.	26,050	1,500,740
Mylan N.V.	3,904	168,809	(a)
Perrigo Company PLC	1,275	115,604
Pfizer Inc.	57,443	2,022,568
Zoetis Inc.	4,146	196,769
		10,010,739

Property & Casualty Insurance — 0.9%

Chubb Ltd.	4,261	556,955
Cincinnati Financial Corp.	1,392	104,247
The Allstate Corp.	3,686	257,836
The Progressive Corp.	5,373	179,996
The Travelers Companies Inc.	2,832	337,121
XL Group PLC	2,456	81,809
		1,517,964

Publishing — 0.0%*

News Corp., Class A	3,400	38,590

Railroads — 0.7%

CSX Corp.	9,109	237,563
Kansas City Southern	1,000	90,090
Norfolk Southern Corp.	2,845	242,195
Union Pacific Corp.	7,922	691,194
		1,261,042

Real Estate Services — 0.0%*

CBRE Group Inc., Class A	3,044	80,605	(a)

	Number of Shares	Fair Value

Regional Banks — 0.9%

BB&T Corp.	7,500	$267,075
Citizens Financial Group Inc.	5,200	103,896
Fifth Third Bancorp	7,316	128,689
Huntington Bancshares Inc.	7,534	67,354
KeyCorp	8,528	94,234
M&T Bank Corp.	1,503	177,700
People’s United Financial Inc.	3,200	46,912
Regions Financial Corp.	11,268	95,891
SunTrust Banks Inc.	4,529	186,051
The PNC Financial Services Group Inc.	4,639	377,568
Zions Bancorporation	1,900	47,747
		1,593,117

Research & Consulting Services — 0.3%

Equifax Inc.	1,169	150,100
Nielsen Holdings PLC	3,300	171,501
The Dun & Bradstreet Corp.	400	48,736
Verisk Analytics Inc.	1,400	113,512	(a)
		483,849

Residential REITs — 0.4%

Apartment Investment & Management Co., Class A	1,477	65,224
AvalonBay Communities Inc.	1,272	229,456
Equity Residential	3,308	227,855
Essex Property Trust Inc.	600	136,854
UDR Inc.	2,500	92,300
		751,689

Restaurants — 1.3%

Chipotle Mexican Grill Inc.	300	120,828	(a)
Darden Restaurants Inc.	1,229	77,845
McDonald’s Corp.	8,237	991,241
Starbucks Corp.	13,761	786,028
Yum! Brands Inc.	3,874	321,232
		2,297,174

Retail REITs — 0.7%

Federal Realty Investment Trust	700	115,885
General Growth Properties Inc.	5,300	158,046
Kimco Realty Corp.	3,931	123,355
Realty Income Corp.	2,400	166,464
Simon Property Group Inc.	2,879	624,455
The Macerich Co.	1,144	97,686
		1,285,891

Security & Alarm Services — 0.1%

Tyco International PLC	4,200	178,920

Semiconductor Equipment — 0.3%

Applied Materials Inc.	10,694	256,335
KLA-Tencor Corp.	1,600	117,200
Lam Research Corp.	1,625	136,598
		510,133

See Notes to Schedule of Investments and Notes to Financial Statements.

9

S&P 500 Index Fund

Schedule of Investments	June 30, 2016 (Unaudited)

	Number of Shares	Fair Value

Semiconductors — 2.5%

Analog Devices Inc.	2,800	$158,592
Broadcom Ltd.	3,566	554,157
First Solar Inc.	710	34,421	(a)
Intel Corp.	44,830	1,470,424
Linear Technology Corp.	2,100	97,713
Microchip Technology Inc.	1,800	91,368
Micron Technology Inc.	9,526	131,078	(a)
NVIDIA Corp.	4,638	218,032
Qorvo Inc.	1,100	60,786	(a)
QUALCOMM Inc.	13,810	739,802
Skyworks Solutions Inc.	1,700	107,576
Texas Instruments Inc.	9,482	594,047
Xilinx Inc.	2,587	119,338
		4,377,334

Soft Drinks — 1.9%

Dr Pepper Snapple Group Inc.	1,700	164,271
Monster Beverage Corp.	1,046	168,103	(a)
PepsiCo Inc.	13,581	1,438,771
The Coca-Cola Co.	36,603	1,659,214
		3,430,359

Specialized Consumer Services — 0.0%*

H&R Block Inc.	2,179	50,117

Specialized Finance — 0.6%

CME Group Inc.	3,274	318,888
Intercontinental Exchange Inc.	1,051	269,014
Moody’s Corp.	1,684	157,808
Nasdaq Inc.	1,200	77,604
S&P Global Inc.	2,494	267,506
		1,090,820

Specialized REITs — 1.1%

American Tower Corp.	4,100	465,801
Crown Castle International Corp.	3,100	314,433
Digital Realty Trust Inc.	1,400	152,586
Equinix Inc.	616	238,842
Extra Space Storage Inc.	1,200	111,048
Iron Mountain Inc.	1,886	75,119
Public Storage	1,406	359,360
Weyerhaeuser Co.	7,285	216,874
		1,934,063

Specialty Chemicals — 0.5%

Albemarle Corp.	1,100	87,241
Ecolab Inc.	2,502	296,737
International Flavors & Fragrances Inc.	647	81,567
PPG Industries Inc.	2,610	271,832
The Sherwin-Williams Co.	763	224,070
		961,447

Specialty Stores — 0.3%

Signet Jewelers Ltd.	800	65,928
Staples Inc.	7,050	60,771

	Number of Shares	Fair Value
Tiffany & Co.	1,086	$65,855
Tractor Supply Co.	1,342	122,364
Ulta Salon Cosmetics & Fragrance Inc.	600	146,184	(a)
		461,102

Steel — 0.1%

Nucor Corp.	3,183	157,272

Systems Software — 3.0%

CA Inc.	2,703	88,739
Microsoft Corp.	74,136	3,793,539
Oracle Corp.	29,616	1,212,183
Red Hat Inc.	1,800	130,680	(a)
Symantec Corp.	6,051	124,288
		5,349,429

Technology Hardware, Storage & Peripherals — 3.5%

Apple Inc.	51,655	4,938,218	(d)
EMC Corp.	18,083	491,315
Hewlett Packard Enterprise Co.	16,255	296,979
HP Inc.	16,755	210,275
NetApp Inc.	3,096	76,131
Seagate Technology PLC	2,894	70,498
Western Digital Corp.	2,677	126,515
		6,209,931

Tires & Rubber — 0.0%*

The Goodyear Tire & Rubber Co.	2,619	67,204

Tobacco — 1.8%

Altria Group Inc.	18,424	1,270,519
Philip Morris International Inc.	14,719	1,497,217
Reynolds American Inc.	7,942	428,312
		3,196,048

Trading Companies & Distributors — 0.2%

Fastenal Co.	2,700	119,853
United Rentals Inc.	800	53,680	(a)
WW Grainger Inc.	482	109,535
		283,068

Trucking — 0.1%

JB Hunt Transport Services Inc.	900	72,837
Ryder System Inc.	631	38,579
		111,416

Water Utilities — 0.1%

American Water Works Company Inc.	1,700	143,667

Total Common Stock (Cost $96,885,850)		171,972,990

See Notes to Schedule of Investments and Notes to Financial Statements.

10

S&P 500 Index Fund

Schedule of Investments	June 30, 2016 (Unaudited)

	Number of Shares	Fair Value
Short-Term Investments — 2.9%

State Street Institutional U.S. Government Money Market Fund — Class G Shares 0.29% (Cost $5,100,866)		$5,100,866	(d,e,f)

Total Investments (Cost $101,986,716)		177,073,856

Other Assets and Liabilities, net — 0.1%		251,091

NET ASSETS — 100.0%		$177,324,947

Other Information:

The Fund had the following long futures contracts open at June 30, 2016:

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Appreciation
S&P 500 Emini Index Futures	September 2016	52	$5,434,520	$51,423

See Notes to Schedule of Investments and Notes to Financial Statements.

11

Notes to Schedule of Investments	June 30, 2016 (Unaudited)

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	Non-income producing security.

(b)	State Street Corp. is the parent company of SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, effective July 1, 2016, and State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.

(c)	General Electric Co. is the parent company of GE Asset Management Incorporated, the Fund’s investment adviser prior to July 1, 2016.
(d)	At June 30, 2016, all or a portion of this security was pledged to cover collateral requirements for futures.

(e)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, effective July 1, 2016, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.

(f)	Coupon amount represents effective yield.

†	Percentages are based on net assets as of June 30, 2016.

*	Less than 0.05%.

Abbreviations:

REIT	—	Real Estate Investment Trust

12

Financial Highlights

Selected data based on a share outstanding throughout the periods indicated

	6/30/16†		12/31/15		12/31/14		12/31/13		12/31/12		12/31/11
Inception date	—		—		—		—		—		4/15/85
Net asset value, beginning of period	$36.16		$36.60		$32.83		$25.29		$22.31		$22.37
Income/(loss) from investment operations:
Net investment income	0.34		0.69		0.61		0.55		0.52		0.44
Net realized and unrealized gains/(losses) on investments	0.98		(0.28)		3.76		7.53		2.98		(0.06)
Total income from investment operations	1.32		0.41		4.37		8.08		3.50		0.38
Less distributions from:
Net investment income	—		0.85		0.60		0.54		0.52		0.44
Total distributions	—		0.85		0.60		0.54		0.52		0.44
Net asset value, end of period	$37.48		$36.16		$36.60		$32.83		$25.29		$22.31
TOTAL RETURN (a)	3.65%		1.07%		13.28%		31.97%		15.70%		1.71%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)	$177,325		$179,395		$203,262		$206,556		$183,040		$179,556
Ratios to average net assets:
Net expenses	0.38%	(c)*	0.37%	(c)	0.41%	(b)(c)	0.35%	(b)(c)	0.38%	(b)(c)	0.40%	(b)(c)
Gross expenses	0.43%	*	0.42%		0.46%		0.40%		0.43%		0.45%
Net investment income	1.91%	*	1.72%		1.65%		1.75%		1.93%		1.73%
Portfolio turnover rate	1%		2%		2%		3%		6%		3%

Notes to Financial Highlights

(a)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions and do not include the effect of insurance contract charges. Past performance does not guarantee future results.
(b)	Includes contractual management fee waiver related to the Fund’s investments in the GE Institutional Money Market Fund (the “Money Market Fund”). The fee waiver agreement was terminated effective June 30, 2014 with the closure of the Money Market Fund.
(c)	Reflects a contractual arrangement with GE Asset Management Incorporated, the Fund’s investment adviser and administrator prior to July 1, 2016, to limit the advisory and administrative fee charged to the Fund to 0.30% of the average daily net assets of the Fund.
†	Unaudited.
*	Annualized for periods less than one year.

The accompanying Notes are an integral part of these financial statements.

13

Statement of Assets and Liabilities June 30, 2016	(Unaudited)

ASSETS
Investments in securities, at fair value (cost $94,209,360)	$169,243,800
Investments in affiliated securities, at Fair Value (cost $2,676,490)	2,729,190
Short-term investments, at fair value (cost $5,100,866)	5,100,866
Cash	880
Restricted cash(1)	218,400
Income receivables	196,535
Receivable for fund shares sold	61,167
Receivable for variation margin on open futures contracts	23,421
Total assets	177,574,259
LIABILITIES
Payable for investments purchased	170,619
Payable for fund shares redeemed	665
Payable to the Adviser	43,785
Accrued other expenses	34,243
Total liabilities	249,312
NET ASSETS	$177,324,947
NET ASSETS CONSIST OF:
Capital paid in	$103,812,393
Undistributed (distributions in excess of) net investment income	1,621,370
Accumulated net realized loss	(3,247,379)
Net unrealized appreciation (depreciation) on:
Investments	75,087,140
Futures	51,423
NET ASSETS	$177,324,947

Shares outstanding ($0.01 par value; unlimited shares authorized)	4,730,923
Net asset value per share	$37.48

(1)	Deposits at broker for futures contracts.

The accompanying Notes are an integral part of these financial statements.

14

Statement of Operations For the period ended June 30, 2016	(Unaudited)

INVESTMENT INCOME
Income
Dividend	$1,920,530
Interest	4,569
Income from affiliated investments	41,352
Less: Foreign taxes withheld	(540)
Total income	1,965,911
Expenses
Advisory and administration fees	304,045
Directors’ fees	2,837
Custody and accounting expenses	29,732
Professional fees	11,732
Other expenses	20,131
Total expenses before waivers	368,477
Less: Fees waived by the adviser	(43,042)
Net expenses	325,435
Net investment income	$1,640,476
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) on:
Investments	$5,756,802
Affiliated investments	(13,875)
Futures	133,919

Increase (decrease) in unrealized appreciation/depreciation on:
Investments	(1,528,744)
Futures	54,098
Net realized and unrealized gain (loss) on investments	4,402,200
Net increase in net assets resulting from operations	$6,042,676

The accompanying Notes are an integral part of these financial statements.

15

Statements of Changes in Net Assets

	Six Months Ended June 30, 2016*	Year Ended December 31, 2015

INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$1,640,476	$3,301,007
Net realized gain (loss) on investments and futures	5,876,846	12,885,288
Net increase (decrease) in unrealized appreciation/depreciation on investments and futures	(1,474,646)	(14,024,575)
Net increase (decrease) from operations	6,042,676	2,161,720
Distributions to shareholders from:
Net investment income	—	(4,111,312)
Total distributions	—	(4,111,312)
Increase (decrease) in assets from operations and distributions	6,042,676	(1,949,592)
Share transactions:
Proceeds from sale of shares	6,248,983	2,633,756
Value of distributions reinvested	—	4,111,312
Cost of shares redeemed	(14,362,087)	(28,662,267)
Net increase (decrease) from share transactions	(8,113,104)	(21,917,199)
Total increase (decrease) in net assets	(2,070,428)	(23,866,791)

NET ASSETS
Beginning of period	179,395,375	203,262,166
End of period	$177,324,947	$179,395,375
Undistributed (distributions in excess of) net investment income, end of period	$1,621,370	$(19,106)

CHANGES IN FUND SHARES
Shares sold	171,934	71,650
Issued for distributions reinvested	—	111,842
Shares redeemed	(402,696)	(775,479)
Net decrease in fund shares	(230,762)	(591,987)

*	(Unaudited).

The accompanying Notes are an integral part of these financial statements.

16

Notes to Financial Statements	June 30, 2016 (Unaudited)

1.	Organization of the Company

GE Investments Funds, Inc. (the “Company”) was incorporated under the laws of the Commonwealth of Virginia on May 14, 1984 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is currently composed of eleven investment portfolios (collectively, the “Funds”), although only the following eight are currently being offered: U.S. Equity Fund, S&P 500 Index Fund (the “Fund”), Premier Growth Equity Fund, Core Value Equity Fund, Small-Cap Equity Fund, Total Return Fund, Income Fund and Real Estate Securities Fund. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services—Investment Companies.

Shares of the Funds of the Company are offered only to insurance company separate accounts that fund certain variable life insurance contracts and variable annuity contracts. SSGA Funds Management, Inc. (“SSGA FM”) is the investment adviser and administrator of each of the Funds effective July 1, 2016. Prior to July 1, 2016, GE Asset Management Incorporated (“GEAM”) served as the investment adviser and administrator to each Fund.

2.	Summary of Significant Accounting Policies

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

Subsequent events after the balance sheet date through the date the financial statements were issued have been evaluated in the preparation of the financial statements. There are no items to report.
The following summarizes the significant accounting policies of the Company:

Securities Valuation and Transactions  All investments in securities are recorded at their estimated fair value, as described in Note 3.

Securities transactions are accounted for as of the trade date. Realized gains and losses on investments sold are recorded on the basis of identified cost for both financial statement and federal tax purposes.

Derivatives  The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may enter into various types of derivative transactions (such as futures) to gain exposure to certain types of securities as an alternative to investing directly in or selling securities comprising the Standard & Poor’s 500® Composite Stock Index (“S&P 500® Index”).

Futures Contracts  A futures contract is an agreement to buy or sell a specific amount of a commodity, financial instrument, currency or index at a particular price and future date. During the six-month period ended June 30, 2016, the Fund invested in stock index futures contracts to gain equity exposure for accumulating and residual cash positions. Buying futures tends to increase the Fund’s exposure to the underlying instrument while selling futures tends to decrease the Fund’s exposure to the underlying instrument, or hedge other Fund investments. With futures contracts, there is minimal counterparty credit risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all traded futures, guarantees the futures against default. The Fund’s risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts’ terms and changes in the liquidity of the secondary market for the contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they principally trade.

Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount, known as initial margin deposit. Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuation in the fair value of the underlying security. The Fund records an unrealized gain or loss

17

Notes to Financial Statements	June 30, 2016 (Unaudited)

equal to the daily variation margin. Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may incur a loss. The Fund recognizes a realized gain or loss on the expiration or closing of a futures contract.

Investment Income  Corporate actions (including cash dividends) are recorded on the ex-dividend date, net of applicable withholding taxes, except for certain foreign corporate actions which are recorded as soon after the ex-dividend date as such information becomes available. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Interest income is recorded on the accrual basis. Accretion of discounts and amortization of premiums on taxable bonds are to the call or maturity date, whichever is shorter, using the effective yield method.

Expenses  Fund specific expenses are charged to the Fund that incurs such expenses. Such expenses may include custodial fees, legal and accounting fees, printing costs and registration fees. Expenses that are not fund specific are allocated pro rata across the Funds. Expenses of the Fund are generally paid directly by the Fund, however, expenses may be paid by the investment adviser and reimbursed by the Fund.

Federal Income Taxes  The Fund intends to comply with all sections of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”) applicable to regulated investment companies, including the distribution of substantially all of its taxable net investment income and net realized capital gains to its shareholders. Therefore, no provision for federal income tax has been made. The Fund is treated as a separate taxpayer for federal income tax purposes.

3.	Securities Valuation

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a framework for measuring fair value and providing related disclosures. Broadly, the framework requires fair value to be determined based on the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. In the absence of active markets for the identical assets or liabilities, such measurements involve developing assumptions based on market observable data and, in the absence of such data, internal information that is consistent with what market participants would use in a hypothetical transaction that occurs at the measurement date. It also establishes a three-level valuation hierarchy based upon observable and non-observable inputs.

Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our market assumptions. Preference is given to observable inputs. These two types of inputs create the following fair value hierarchy:

Level 1 – Quoted prices for identical investments in active markets.

Level 2 – Quoted prices for similar investments in active markets; quoted prices for identical or similar investments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

Level 3 – Significant inputs to the valuation model are unobservable.

Policies and procedures are maintained to value investments using the best and most relevant data available. In addition, pricing vendors are utilized to assist in valuing investments. the investment adviser performs periodic reviews of the methodologies used by independent pricing services including price validation of individual securities.

Fair Value Measurement  The following section describes the valuation methodologies the Fund uses to measure different financial investments at fair value.

The Fund’s portfolio securities are valued generally on the basis of market quotations. Equity securities generally are valued at the last reported sale price on the primary market in which they are traded. Portfolio securities listed on NASDAQ are valued using the NASDAQ Official Closing Price. Level 1 securities primarily include publicly-traded equity securities, which may not necessarily represent the last sales price. If no sales occurred on the exchange or NASDAQ that day, the portfolio security generally is valued using the last reported bid price. In those circumstances, the Fund typically classifies the investment securities in Level 2.

18

Notes to Financial Statements	June 30, 2016 (Unaudited)

Short-term securities of sufficient credit quality with remaining maturities of sixty days or less at the time of purchase are typically valued on the basis of amortized cost which approximates fair value and these are included in Level 2. If it is determined that amortized cost does not approximate fair value, securities may be valued based on dealer supplied valuations or quotations. In these infrequent circumstances, pricing services may provide the Fund with valuations that are based on significant unobservable inputs, and in those circumstances the investment securities are classified in Level 3.

Investments in registered investment companies are valued at the published daily net asset value (“NAV”) and classified in Level 1.

If prices are not readily available for a portfolio security, or if it is believed that a price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Fund’s Board of Directors that are designed to establish its “fair” value. These securities are typically classified in Level 3. Those procedures require that the fair value of a security be established by a valuation committee of the investment adviser. The valuation committee follows different protocols for different types of investments and circumstances. The fair value procedures may be used to value any investment of the Fund in the appropriate circumstances.

Fair value determinations generally are used for securities whose value is affected by a significant event that will materially affect the value of a security and which occurs subsequent to the time of the close of the principal market on which such security trades but prior to the calculation of the Fund’s NAV.

The value established for such a portfolio security valued other than by use of a market quotation (as described above) may be different than what would be produced through the use of market quotations or another methodology. Portfolio securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that the Fund could sell a portfolio security for the value established for it at any time and it is possible that the Fund would incur a loss because a portfolio security is sold at a discount to its established value.

Other financial investments are derivative instruments that are not reflected in total investments, such as futures, forwards, swaps, and written options contracts, which are valued based on fair value as discussed above.

The Fund uses closing prices for derivatives included in Level 1, which are traded either on exchanges or liquid over-the-counter markets. Derivative assets and liabilities included in Level 2 primarily represent interest rate swaps, cross-currency swaps and foreign currency and commodity forward and option contracts. Derivative assets and liabilities included in Level 3 primarily represent interest rate products that contain embedded optionality or prepayment features.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table presents the Fund’s investments measured at fair value on a recurring basis at June 30, 2016:

Investments	Level 1	Level 2	Level 3	Total
Investments in Securities†
Common Stock	$171,972,990	$—	$—	$171,972,990
Short-Term Investments	5,100,866	—	—	5,100,866

Total Investments in Securities	$177,073,856	$—	$—	$177,073,856

Other Financial Instruments*
Long Futures Contracts — Unrealized Appreciation	$51,423	$—	$—	$51,423

†	See Schedule of Investments for Industry Classification.

*	Other financial instruments include derivative instruments such as futures contracts. Amounts shown represent unrealized appreciation (depreciation), at period end.

19

Notes to Financial Statements	June 30, 2016 (Unaudited)

There were no transfers between fair value levels during the period. Transfers between fair value levels are considered to occur at the beginning of the period.

4.	Derivatives Disclosure

Shown below are the derivative contracts entered into by the Fund, summarized by primary risk exposure as they appear on the Statement of Assets and Liabilities, none of which are accounted for as hedging instruments under FASB ASC No. 815 Derivatives and Hedging (“ASC 815”) as of June 30, 2016.

	Asset Derivatives June 30, 2016			Liability Derivatives June 30, 2016
Derivatives not accounted for as hedging instruments under ASC 815	Location in the Statement of Assets and Liabilities	Fair Value ($)		Location in the Statement of Assets and Liabilities	Fair Value ($)
Equity Contracts	Assets, Net Assets — Net Unrealized Appreciation/ (Depreciation) on Futures	51,423	*	Liabilities, Net Assets — Net Unrealized Appreciation/ (Depreciation) on Futures	—

*	Includes cumulative unrealized appreciation/(depreciation) of futures contracts as reported in the Schedule of Investments and within the components of the net assets section of the Statement of Assets and Liabilities. Only the current day’s variation margin is reported within the Assets and/or Liabilities section on the Statement of Assets and Liabilities.

Shown below are the effects of derivative instruments on the Fund’s Statement of Operations, summarized by primary risk exposure, none of which are accounted for as hedging instruments under ASC 815.

Derivatives not accounted for as hedging instruments under ASC 815	Location in the Statement of Operations	Total Notional Amount of Futures Contracts Purchased/(Sold) ($)	Realized Gain (Loss) on Derivatives Recognized in Income ($)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income ($)
Equity Contracts	Realized gain (loss) on Futures, Increase (decrease) in unrealized appreciation/ (depreciation) on Futures	15,287,563/ 11,975,263	133,919	54,098

During the six-month period ended June 30, 2016, the Fund had an average notional value of $3,622,763 on long futures contracts. Please refer to the table following the Schedule of Investments for open futures contracts at June 30, 2016.

5.	Line of Credit

Effective July 1, 2016, the Company and other affiliated funds (each, a “Participant” and collectively, the “Participants”) share in a $360 million revolving credit facility provided by a syndication of banks. The Participants are charged an annual commitment fee of 0.12% per annum, which is calculated based on the daily unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses and are paid by each Participant. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of the New York Fed Bank Rate plus 1%. The maximum amount allowed to be borrowed by any one Fund is the lesser of (i) 33.33% of its total assets or (ii) 20% of its net assets.

6.	Compensation and Fees Paid to Affiliates

SSGA FM, a registered investment adviser, was retained by the Company’s Board of Directors effective July 1, 2016 to act as investment adviser and administrator of the Fund. SSGA FM’s compensation for investment advisory and administrative services (“Management Fee”) is paid monthly based on the average daily net assets of the Fund at an annualized rate of 0.25%.

Prior to July 1, 2016, GEAM served as the Fund’s investment adviser and administrator, and the Fund paid GEAM a Management Fee at an annualized rate of 0.35%.

GEAM had entered into a contractual arrangement with the Company to limit the Management Fee charged to the Fund to 0.30% of the average daily net assets of the Fund (the “Management Fee Limitation Agreement”). The

20

Notes to Financial Statements	June 30, 2016 (Unaudited)

Management Fee Limitation Agreement was terminated effective June 30, 2016, upon the termination of the investment advisory and administrator agreement with GEAM.

Directors’ Compensation  The Fund pays no compensation to its Directors who are officers or employees of SSGA FM or its affiliates. Directors who are not such officers or employees also serve in a similar capacity for other funds advised by SSGA FM. Compensation paid to non-interested Directors are reflected on the Statement of Operations. These fees are allocated pro rata across all of the mutual fund platforms served by the Directors, including the Fund, and are based upon the relative net assets of each fund within such platforms. (For additional information about Directors’ compensation, please refer to the Funds’ Statement of Additional Information.)

7.	Sub-Advisory Fees

Prior to July 1, 2016, SSGA FM served as the sub-adviser to the Fund, and was paid monthly sub-advisory fees by the investment adviser which were calculated as a percentage of the average daily net assets of the Fund.

8.	Investment Transactions

Purchases and Sales of Securities  The cost of purchases and the proceeds from sales of investments, other than short-term securities, for the six-month period ended June 30, 2016, were as follows:

Non-U.S. Government Securities
Purchases	Sales
$2,469,506	$12,229,610

Affiliated Investments  Transactions with affiliated investments for the six-month period ended June 30, 2016 were as follows:

Security	Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Dividend/ Interest Income	Realized gain (loss)	Value, end of period
General Electric Co., Common Stock	$2,893,710	$—	$(187,313)	$41,352	$(13,875)	$2,729,190

9.	Income Taxes

The Fund is subject to ASC 740, Income Taxes (“ASC 740”). ASC 740 provides guidance for financial accounting and reporting for the effects of income taxes that result from an entity’s activities during the year. ASC 740 also provides guidance regarding how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. ASC 740 requires evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more likely than not” of being sustained by the applicable tax authority. There are no adjustments to the Fund’s net assets required under ASC 740. The Fund’s 2012, 2013, 2014, and 2015 fiscal year tax returns are still open to examination by the Federal and applicable state tax authorities.

At June 30, 2016, information on the tax cost of investments was as follows:

Cost of Investments for Tax Purposes	Gross Tax Appreciation	Gross Tax Depreciation	Net Tax Appreciation/ (Depreciation)
$110,048,913	$71,064,073	$(4,039,130)	$67,024,943

As of December 31, 2015, the Fund had capital loss carryovers, as indicated below. Capital loss carryovers are available to offset future realized capital gains to the extent provided in the Internal Revenue Code and regulations thereunder. To the extent that these carryover losses are used to offset future capital gains, it is probable that the gains offset will not be distributed to shareholders.

Amount
Short-Term	Long-Term	Expires
$1,042,413	$—	12/31/2018

These amounts will be available to offset future taxable capital gains. Under the Regulated Investment Company Modernization Act of 2010, a Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future years will be required to be utilized prior to the losses incurred in pre-enactment tax years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

21

Notes to Financial Statements	June 30, 2016 (Unaudited)

During the year ended December 31, 2015, the Fund utilized $12,399,479 of prior year capital loss carryovers.

Any qualified late-year loss is deemed to arise on the first day of the Fund’s next tax year (if the Fund elects to defer such loss). Under this regime, generally, the Fund can elect to defer any post-October capital loss and/or any late-year ordinary loss as defined by the Internal Revenue Code.

The Fund elected to defer qualified late-year losses for the year ended December 31, 2015 as follows:

Capital	Ordinary
$(41,395)	$—

The tax character of distributions paid during the years ended December 31, 2015 and December 31, 2014 were as follows:

Year	Ordinary Income	Long-Term Capital Gains	Total
2015	$4,111,312	$—	$4,111,312
2014	3,267,833	—	3,267,833

Distributions to Shareholders  The Fund declares and pays any dividends from net investment income annually. The Fund declares and pays any net realized capital gains in excess of capital loss carryforwards distributions annually. The character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from GAAP. These differences include (but are not limited to) investments in futures, distributions from real estate investment trusts and other equity investments, investments in passive foreign investment companies and losses due to wash sale transactions. Reclassifications due to permanent book/tax differences are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. These reclassifications have no impact on net investment income, realized gains or losses, or the NAV of the Fund. The calculation of net investment income per share in the Financial Highlights table excludes these adjustments.

The reclassifications for the year ended December 31, 2015 were as follows:

Undistributed Net Investment Income	Accumulated Net Realized Gain (Loss)	Unrealized Gain (Loss)	Capital Paid In
$792,817	$(724,312)	$(372)	$(68,133)

22

Advisory and Administrative Agreement Approval	(Unaudited)

Disclosure for the Board of Directors’ Consideration of the Approval of the New Investment Advisory and Administration Agreements with SSGA Funds Management, Inc.

At a meeting of the Board of Directors held on April 19-20, 2016 (the “Board Meeting”), the Directors, including a majority of the Independent Directors, who were present at the Board Meeting considered and unanimously approved an investment advisory and administration agreement (the “New Investment Advisory and Administration Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”) on behalf of each Fund. In considering whether to approve the New Investment Advisory and Administration Agreement, the Directors considered and discussed a substantial amount of information and analysis provided, at the Board’s request, by the Adviser and GE Asset Management Incorporated (“GEAM”).

Before approving the New Investment Advisory and Administration Agreement on behalf of each Fund, the Board reviewed the information provided with management of the Adviser and GEAM. The Board also reviewed a memorandum prepared by independent legal counsel discussing the legal standards for the consideration of the proposed New Investment Advisory and Administration Agreement, as well as other memoranda and information relevant to the legal standards and related considerations for a transaction such as the one between the Adviser and GEAM. The Independent Directors discussed the New Investment Advisory and Administration Agreement in detail during private sessions in advance of, and at, the Board Meeting with their independent legal counsel at which no representatives of the Adviser or GEAM were present. The Independent Directors and their independent legal counsel requested, and received and considered, additional information from the Adviser and GEAM prior to the Board Meeting.

Prior to and at the Board Meeting, representatives of GEAM and the Adviser explained and discussed with the Board the specific terms of the asset purchase agreement entered into on March 29, 2016 by General Electric Company (“GE”) with State Street Corporation (“SSC”) for the sale of the asset management and advisory services business conducted by GEAM, a wholly owned subsidiary of GE and the Funds’ investment adviser, and certain of its subsidiaries (the “Transaction”) and responded to questions raised by the Board. The Directors posed questions to these representatives and engaged in significant discussions. In addition, in response to their detailed requests, the Board received from the Adviser written responses to its inquiries, which included substantial exhibits and other materials related to the Adviser’s business and the services it proposes to provide to each Fund. The Directors took into account their multi-year experience as Directors and particularly their consideration of the current investment advisory and administration agreements under which GEAM provides investment advisory services to the Funds (the “Existing GEAM Agreements”) in recent years.

The Board also received materials relating to the organizational structure and business of the Adviser, including materials describing changes expected as a result of the Transaction. Various information relating to the terms of the Transaction, including the goals, interests and timetable of the Adviser, was discussed as well. The Adviser also advised that no change in investment processes is anticipated as a result of the Transaction, as all of the personnel of GEAM responsible for the daily management and operations of the Funds, including current officers of the Funds, were expected to become employees of SSGA FM or its affiliates and continue to serve in the same capacities upon the closing of the Transaction.

In approving the New Investment Advisory and Administration Agreement with the Adviser, the Directors considered those factors it deemed relevant, including the factors discussed below. In its deliberations, the Board did not identify any single factor that was dispositive and each Director may have attributed different weights to the various factors. The Directors evaluated the information provided to them by GEAM and the Adviser, as well as the presentations and discussions that occurred at the Board Meeting, for each Fund on a Fund-by-Fund basis, and their determinations were made separately in respect of each Fund.

23

Advisory and Administrative Agreement Approval	(Unaudited)

The material factors and conclusions that formed the basis for the Board’s determinations to approve the New Investment Advisory and Administration Agreement with the Adviser on behalf of each Fund are as discussed below.

The Nature, Extent and Quality of Services Expected to be Provided.

The Directors reviewed the services expected to be provided to the Funds by the Adviser. The Board considered the Adviser’s favorable attributes, including its substantial experience managing mutual funds, investment philosophy and discipline, experienced investment and trading personnel, systems and other resources, and favorable history and reputation. The Board also reviewed the extensive information provided by the Adviser related to its business, legal and regulatory affairs. This review considered the resources available to the Adviser to provide the services specified under the New Investment Advisory and Administration Agreement, including the supervision of the Existing Sub-Advisers. Additionally, the Board considered that it is anticipated that substantially all of the portfolio managers currently managing the Funds will be joining the Adviser as part of the Transaction.

In light of the foregoing, the Board, including the Independent Directors, concluded that the services expected to be provided by the Adviser would be satisfactory, particularly given that the same individuals who currently provide portfolio management services to the Funds as employees of GEAM are expected to continue providing such services as employees of the Adviser, benefiting the Funds by providing continuity of service following the Transaction.

Investment Performance of GEAM and the Adviser.

The Directors considered the investment performance of GEAM and the Adviser for various periods focusing on GEAM’s and the Adviser’s investment performance with respect to registered investment companies and other accounts that have investment objectives and strategies similar to that of the Funds. The Board also engaged in detailed discussions with GEAM and the Adviser about their investment processes, focusing on the number and experience of portfolio management and supporting research personnel and GEAM’s and the Adviser’s investment style and approach employed. The Board noted that the Funds’ historical performance under the Existing GEAM Agreements was relevant as the personnel providing portfolio management services would continue to provide those services under the New Investment Advisory and Administration Agreement.

Taking these factors into consideration, the Board, including the Independent Directors, concluded that each Fund’s performance was acceptable.

Cost of the Services to be Provided And Profits to be Realized From The Relationship with the Funds.

The Directors considered the proposed Management Fees that would be paid to the Adviser by the Funds, as well as the fees proposed to be paid to each of the sub-advisers by the Adviser, which will reduce the net Management Fees retained by the Adviser. Representatives of the Adviser stated that the Adviser was not able to estimate profitability in a meaningful way but expected to discuss any changes in the level of profitability with the Board during the contract renewal process. The Directors considered the renewal requirements for advisory agreements and their ability to review the Management Fees annually after the initial term of the New Investment Advisory and Administration Agreement.

Information also was presented regarding the financial condition of the Adviser for various past periods. The Directors also considered the Adviser’s statements concerning its significant investment in supporting registered investment companies.

The Extent to Which Economies of Scale Would Be Realized as the Funds Grow and Whether Fee Levels Would Reflect Such Economies of Scale.

The Directors considered the extent to which economies of scale would be realized as the Funds grow, and whether the proposed fee levels reflect these economies of scale for the benefit of Fund investors. The Directors noted that the Adviser expects its distribution plans and capabilities to provide an opportunity for the Funds to experience additional growth. The Board considered that there might be some opportunities for reductions in certain fixed operating expenses that might be enjoyed by the Funds depending on the extent to which their assets increase and determined that, to the extent in the

24

Advisory and Administrative Agreement Approval	(Unaudited)

future it were determined that material economies of scale had not been shared with the Funds, the Board would seek to have those economies of scale shared with the Funds.

Comparison of Services to be Rendered and Fees to be Paid.

The Board discussed the services expected to be provided to the Funds by the Adviser, and the proposed Management Fees to be charged to the Funds for those services. Representatives of the Adviser stated information regarding the fee and expense ratio for each Fund and comparative information with respect to similar products was not expected to be materially different from the information provided to the Board at its December 2015 meeting. Representatives of the Adviser noted that most of the Funds’ fees and expenses generally should remain within applicable peer group ranges, and that the Management Fee rate is not proposed to change (except for the lowered fee rate for the S&P 500 Index Fund).

In light of the foregoing, the Board, including the Independent Directors, determined that the proposed Management Fees, considered in relation to the services to be provided to the Funds, supported the Board’s approval of the New Investment Advisory and Administration Agreement.

Fall-Out Benefits.

The Board considered actual and potential financial benefits that the Adviser could derive from its relationship with the Funds, including the custody, fund accounting and sub-administration services being provided to the Funds by affiliates of the Adviser. The Board noted, however, that the affiliates of the Adviser had already been providing such services to the Funds pursuant to various services agreements that had been negotiated at arm’s-length prior to the Transaction, and that the Adviser would not derive any additional benefits from such services following the close of the Transaction.

Conclusion.

No single factor was determinative to the Board’s decision. Based on their discussion and such other matters as were deemed relevant, the Directors, including the Independent Directors, concluded that the approval of the New Investment Advisory and Administration Agreement with the Adviser was in the best interests of the Funds.

25

Special Meeting of Shareholders — Voting Results	(Unaudited)

On June 22, 2016, the GE Investments Funds, Inc. (the “Company”) held a special meeting of shareholders of each series portfolio of the Company (collectively, the “Funds”), including shareholders of the S&P 500 Index Fund (the “Fund”). Shareholders of record on April 22, 2016 were entitled to vote on the proposals. For each proposal, except Proposal 2, shareholders voted on a fund-by-fund basis. For Proposal 2, shareholders of all Funds voted together and not by Fund or share class. At the meeting, all proposals were approved by the Fund’s shareholders and the following votes were recorded:

Proposal 1:

Approval of a new investment advisory and administration agreement with SSGA Funds Management, Inc. (“SSGA FM”), pursuant to which SSGA FM will replace GE Asset Management Incorporated (“GEAM”) as investment adviser and administrator to the Funds upon consummation of the sale of the asset management and advisory services business conducted by GEAM and certain of its subsidiaries.

	No. of Shares	% of Outstanding Shares	% of Shares Present
Affirmative	4,507,779.192	93.121%	93.121%
Against	180,354.747	3.726%	3.726%
Abstain	152,653.446	3.153%	3.153%
Total	4,840,787.385	100.000%	100.000%

Proposal 2:

Approval of the election of John R. Costantino, Jeanne M. La Porta, R. Sheldon Johnson and Donna M. Rapaccioli to the Board of Directors of the Company (the “Board”).

Company votes:

	No. of Shares	% of Outstanding Shares	% of Shares Present
		Mr. John R. Costantino
Affirmative	148,179,044.354	97.652%	97.652%
Withhold	3,563,007.674	2.348%	2.348%
Total	151,742,052.028	100.000%	100.000%
		Ms. Jeanne M. La Porta
Affirmative	148,058,265.073	97.572%	97.572%
Withhold	3,683,786.955	2.428%	2.428%
Total	151,742,052.028	100.000%	100.000%
		Mr. R. Sheldon Johnson
Affirmative	148,154,711.538	97.636%	97.636%
Withhold	3,587,340.490	2.364%	2.364%
Total	151,742,052.028	100.000%	100.000%
		Ms. Donna M. Rapaccioli
Affirmative	148,234,766.100	97.689%	97.689%
Withhold	3,507,285.928	2.311%	2.311%
Total	151,742,052.028	100.000%	100.000%

26

Special Meeting of Shareholders — Voting Results	(Unaudited)

Fund votes:

	No. of Shares	% of Outstanding Shares	% of Shares Present
		Mr. John R. Costantino
Affirmative	4,637,137.929	95.793%	95.793%
Withhold	203,649.456	4.207%	4.207%
Total	4,840,787.385	100.000%	100.000%
		Ms. Jeanne M. La Porta
Affirmative	4,629,748.258	95.640%	95.640%
Withhold	211,039.127	4.360%	4.360%
Total	4,840,787.385	100.000%	100.000%
		Mr. R. Sheldon Johnson
Affirmative	4,632,601.522	95.699%	95.699%
Withhold	208,185.863	4.301%	4.301%
Total	4,840,787.385	100.000%	100.000%
		Ms. Donna M. Rapaccioli
Affirmative	4,638,905.571	95.830%	95.830%
Withhold	201,881.814	4.170%	4.170%
Total	4,840,787.385	100.000%	100.000%

Proposal 3:

Approval of manager-of-managers authority for SSGA FM, whereby SSGA FM may, subject to approval of the Board, enter into and materially amend investment sub-advisory agreements with unaffiliated sub-advisers for a Fund without obtaining shareholder approval in each case.

	No. of Shares	% of Outstanding Shares	% of Shares Present
Affirmative	4,507,846.287	93.122%	93.122%
Against	176,345.725	3.643%	3.643%
Abstain	156,595.373	3.235%	3.235%
Total	4,840,787.385	100.000%	100.000%

27

Additional Information	(Unaudited)

Information about Directors and Executive Officers:

The business and affairs of the Fund are managed under the direction of the Fund’s Board of Directors. Information pertaining to the Directors and officers of the Fund is set forth below. Matthew J. Simpson resigned as a Director of the Fund effective June 30, 2016.

Interested Directors and Executive Officers

Jeanne M. La Porta

Address  c/o SSGA FM 1600 Summer St. Stamford, CT 06905

Age  50

Position(s) Held with Fund  Director and President

Term of Office and Length of Time Served  Until successor is elected and qualified – 2 years

Principal Occupation(s) During Past 5 Years  Senior Managing Director at State Street Global Advisors since July 2016; President of GE Retirement Savings Plan Funds since July 2016; Senior Vice President and Commercial Operations Leader at GEAM from March 2014 to July 2016; President of GE Institutional Funds and GE Investments Funds, Inc. since April 2014; President and Trustee of GEAM’s UCITs Funds from March 2014 to November 2014; Senior Vice President and Commercial Administrative Officer at GEAM from April 2010 to March 2014; Vice President of GE Institutional Funds since July 2003; Vice President of Elfun Funds since October 2003; Vice President of GE Retirement Savings Plan Funds from October 2003 to July 2016; Secretary of GE Funds from July 2007 to September 2010 and Vice President from July 2007 to February 2011; Senior Vice President and Deputy General Counsel of GEAM from October 2007 to April 2010; Vice President and Assistant Secretary of Elfun Funds and GE Retirement Savings Plan Funds from July 2003 to June 2010; and Vice President and Associate General Counsel – Marketing and Client Services (formerly Asset Management Services) at GEAM from May 1997 to October 2007.

Number of Portfolios in Fund Complex Overseen by Director  22

Other Directorships Held by Director  Trustee and President of GE Institutional Funds since 2014; Trustee of Elfun Funds since 2014.

Brian Harris

Address   c/o SSGA FM State Street Financial Center One Lincoln Street Boston, MA 02111-2900

Age  43

Position(s) Held with Fund  Deputy Chief Compliance Officer

Term of Office and Length of Time Served  Until successor is elected and qualified – less than 1 year

Principal Occupation(s) During Past 5 years  Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (June 2013 - present)*; Senior Vice President and Global Head of Investment Compliance, BofA Global Capital Management (2010-2013); Director of Compliance, AARP Financial Inc. (2008-2010).

Number of Portfolios in Fund Complex Overseen by Officer  N/A

Other Directorships Held by Officer  N/A

Bruce S. Rosenberg

Address  c/o SSGA FM State Street Financial Center One Lincoln Street Boston, MA 02111-2900

Age  55

Position(s) Held with Fund  Assistant Treasurer

Term of Office and Length of Time Served  Until successor is elected and qualified – less than 1 year

Principal Occupation(s) During Past 5 years  Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 – present); Director, Credit Suisse (April 2008 – July 2015).

Number of Portfolios in Fund Complex Overseen by Officer  N/A

Other Directorships Held by Officer  N/A

Ann M. Carpenter

Address  c/o SSGA FM State Street Financial Center One Lincoln Street Boston, MA 02111-2900

Age  50

Position(s) Held with Fund  Assistant Treasurer

Term of Office and Length of Time Served  Until successor is elected and qualified – less than 1 year

Principal Occupation(s) During Past 5 years  Chief Operating Officer, SSGA Funds Management, Inc. (April 2014 – present); Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (2005 – present).*

Number of Portfolios in Fund Complex Overseen by Officer  N/A

Other Directorships Held by Officer  N/A

Chad C. Hallett

Address  c/o SSGA FM State Street Financial Center One Lincoln Street Boston, MA 02111-2900

Age  47

Position(s) Held with Fund  Assistant Treasurer

Term of Office and Length of Time Served  Until successor is elected and qualified – less than 1 year

Principal Occupation(s) During Past 5 years  Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 – present); Vice President, State Street Bank and Trust Company (2001 – November 2014).

Number of Portfolios in Fund Complex Overseen by Officer  N/A

Other Directorships Held by Officer  N/A

*	Served in various capacities and/or with various affiliated entities during noted time period.

28

Additional Information	(Unaudited)

JoonWon Choe

Address  c/o SSGA FM 1600 Summer St. Stamford, CT 06905

Age  46

Position(s) Held with Fund  Vice President & Secretary

Term of Office and Length of Time Served  Until successor is elected and qualified – 5 years

Principal Occupation(s) During Past 5 years  Managing Director and Managing Counsel at State Street Global Advisors since July 2016; Senior Vice President and Deputy General Counsel at GEAM from March 2011 to July 2016; Vice President and Secretary of GE Institutional Funds since September 2010; Vice President and Assistant Secretary of GE Retirement Savings Plan Funds since September 2010; Vice President and Assistant Secretary of Elfun Funds from September 2010 to July 2016; Senior Vice President and Associate General Counsel at GEAM from June 2010 to March 2011; Vice President and Associate General Counsel of GEAM from November 2005 to June 2010; and Vice President and Secretary of GE Funds from September 2010 to February 2011.

Number of Portfolios in Fund Complex Overseen by Officer  N/A

Other Directorships Held by Officer  N/A

Robert Herlihy

Address  c/o SSGA FM 1600 Summer St. Stamford, CT 06905

Age  48

Position(s) Held with Fund  Chief Compliance Officer

Term of Office and Length of Time Served  Until successor is elected and qualified – 10 years

Principal Occupation(s) During Past 5 years   Managing Director at State Street Global Advisors since July 2016; Deputy Chief Compliance Officer of Elfun Funds since July 2016; Chief Compliance Officer of GE Institutional Funds and GE Retirement Savings Plan Funds since July 2005; Chief Compliance Officer of GEAM and Elfun Funds from July 2005 to July 2016; Chief Compliance Officer of GE Funds from July 2005 to February 2011; and Manager of Fund Administration at GEAM from 2002-2005.

Number of Portfolios in Fund Complex Overseen by Officer  N/A

Other Directorships Held by Officer  N/A

Arthur A. Jensen

Address  c/o SSGA FM 1600 Summer St. Stamford, CT 06905

Age  49

Position(s) Held with Fund  Treasurer

Term of Office and Length of Time Served  Until successor is elected and qualified – 5 years

Principal Occupation(s) During Past 5 years  Vice President at State Street Global Advisors since July 2016; Deputy Treasurer of Elfun Funds since July 2016; Treasurer of GE Institutional Funds and GE Retirement Savings Plan Funds since June 2011; Treasurer of Elfun Funds from June 2011 to July 2016; Mutual Funds Controller of GEAM from April 2011 to July 2016; Senior Vice President at Citigroup from 2008 to 2010; and Vice President at JPMorgan from 2005 to 2008.

Number of Portfolios in Fund Complex Overseen by Officer  N/A

Other Directorships Held by Officer  N/A

Non-Interested Directors

John R. Costantino

Address    c/o SSGA FM 1600 Summer St. Stamford, CT 06905

Age    69

Position(s) Held with Fund    Chairman of the Board

Term of Office and Length of Time Served    Until successor is elected and qualified – 19 years

Principal Occupation(s) During Past 5 years    General Partner, NGN Capital LLC since 2006; and Managing Director, Vice President of Walden Capital Management since 1996.

Number of Portfolios in Fund Complex Overseen by Director    16

Other Directorships Held by Director    Trustee of GE Institutional Funds since 1997; Trustee of Fordham University from 1989 to 1995 and from 2001 to 2007 and Trustee Emeritus since 2007; Trustee of NeuroScience Research Institute since 1986; Trustee of GE Funds from 1993 to February 2011; Director of Artes Medical from 2006 to 2008; and Trustee of Gregorian University Foundation from 1992 to 2007.

R. Sheldon Johnson

Address    c/o SSGA FM 1600 Summer St. Stamford, CT 06905

Age    69

Positions(s) Held with Fund    Director

Term of office and Length of Time served    Until successor is elected and qualified – 5 years

Principal Occupation(s) During Past 5 years    Retired, 2006 to present; Head of Global Institutional Equity Sales and Marketing at Morgan Stanley & Co., Inc. from 2002 to 2006 and Managing Director at Morgan Stanley & Co., Inc. from 1988 to 2006.

Number of Portfolios in Fund Complex Overseen by Director    16

Other Directorships Held by Director    Trustee of GE Institutional Funds since April 2011 and Trustee of St. Lawrence University since 2003.

Donna M. Rapaccioli

Address    c/o SSGA FM 1600 Summer St. Stamford, CT 06905

Age    53

Position(s) Held with Fund    Director

Term of Office and Length of Time Served    Until successor is elected and qualified — 4 years

Principal Occupation(s) During Past 5 Years    Dean of the Gabelli School of Business since 2007 and Accounting professor since 1987 at Fordham University.

Number of Portfolios in Fund Complex Overseen by Officer    16

Other Directorships Held by Director    Trustee of GE Institutional Funds since January 2012 and Trustee of Emmanuel College since 2010.

The Statement of Additional Information for the Funds includes additional information about the Directors and Officers and is available, without charge, upon request by calling 1-800-242-0134.

29

Investment Team	(Unaudited)

Investment Adviser and Administrator

SSGA Funds Management, Inc.

Board of Directors

John R. Costantino, Chairman

R. Sheldon Johnson

Jeanne M. La Porta

Donna M. Rapaccioli

Secretary

JoonWon Choe

Assistant Secretary

Michelle Matzelle

Treasurer

Arthur A. Jensen

Assistant Treasurers

Bruce S. Rosenberg

Ann M. Carpenter

Chad C. Hallett

Distributor

State Street Global Markets, LLC

Member FINRA and SIPC

Custodian

State Street Bank & Trust Company

30

Investment Adviser

SSGA Funds Management, Inc.

1600 Summer Street

Stamford, CT 06905

or at:

P.O. Box 7900

Stamford, CT 06904-7900

Distributor

State Street Global Markets, LLC

Member FINRA and SIPC

State Street Financial Center

One Lincoln Street

Boston, MA 02111

www.geam.com

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 1-800-242-0134; (ii) on the Fund’s website at http://www.geam.com; and (iii) on the Commission’s website at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC – information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at http://www.geam.com; and (ii) on the Commission’s website at http://www.sec.gov.

GE Investments Funds, Inc.

Small-Cap Equity Fund

Semi-Annual Report

June 30, 2016

GE Investments Funds, Inc.

Small-Cap Equity Fund

This report is prepared for Policyholders of certain variable contracts and may be distributed to others only if preceded or accompanied by the variable contract’s current prospectus and the current summary prospectus of the Fund available for investments thereunder.

Small-Cap Equity Fund	(Unaudited)

Fund Information

Notes to Performance

Total return performance shown in this report for the GE Investments Small-Cap Equity Fund (the “Fund”) takes into account changes in share price and assumes reinvestment of dividends and capital gains distributions, if any. Total returns shown are net of Fund fees and expenses but do not reflect fees and charges associated with the variable contracts such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the Fund’s total returns for all periods shown.

The performance data quoted represents past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Periods less than one year are not annualized. Please call 800-242-0134 or visit the Fund’s website at http://www.geam.com for the most recent month-end performance data.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. An investment in the Fund is subject to risk, including possible loss of principal invested.

Investment Profile

A mutual fund designed for investors who seek long-term growth of capital. The Fund seeks to achieve its investment objective by investing at least 80% of its net assets under normal circumstances in equity securities of small-cap companies, such as common and preferred stocks. The Fund uses a multi-sub-adviser investment strategy that combines growth, value and core investment management styles. This orientation will typically produce a portfolio that does not materially favor value or growth style investing, and allows the Fund the potential to benefit from both value and growth cycles in the marketplace.

Sector Allocation

Portfolio Compositions as a % of Fair Value of Investments of $36,716 (in thousands) on June 30, 2016 (a)(b)

Top Ten Largest Holdings

as a % of Fair Value of Investments of $36,716 (in thousands) on
June 30, 2016 (a)(b)

Blackbaud Inc.	1.27%
John Wiley & Sons Inc., Class A	1.26%
Woodward Inc.	0.98%
MEDNAX Inc.	0.97%
Integra LifeSciences Holdings Corp.	0.96%
CLARCOR Inc.	0.91%
Wolverine World Wide Inc.	0.90%
IDACORP Inc.	0.90%
Ritchie Bros Auctioneers Inc.	0.88%
Endurance Specialty Holdings Ltd.	0.84%

(a)	Fair Value basis is inclusive of short-term investment in State Street Institutional U.S. Government Money Market Fund Class G Shares.

(b)	The securities information regarding holdings, allocations and other characteristics is presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

State Street Global Markets, LLC, Member of FINRA & SIPC, is the principal underwriter and distributor of the GE Investments Funds, Inc. and a wholly owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. The Fund pays State Street Bank and Trust Company for its services as custodian and Fund Accounting agent, and pays SSGA Funds Management, Inc. for investment advisory and administration services.

1

Small-Cap Equity Fund	(Unaudited)

Understanding Your Fund’s Expenses

As a shareholder of the Fund, you incur ongoing costs. Ongoing costs include portfolio management fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended June 30, 2016.

Actual Expenses

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given under the heading “Expenses paid during the period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs, such as sales charges or redemption fees, if any. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. Additionally, the expenses shown do not reflect the fees or charges associated with variable contracts through which shares of the Fund are offered.

January 1, 2016 – June 30, 2016

	Account value at the beginning of the period ($)	Account value at the end of the period ($)	Expenses paid during the period ($)*
Actual Fund Return	1,000.00	1,059.80	7.43
Hypothetical 5% Return (2.5% for the period)	1,000.00	1,017.65	7.27

*	Expenses are equal to the Fund’s annualized net expense ratio of 1.45% (for the period January 1, 2016 – June 30, 2016), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

2

Small-Cap Equity Fund

Schedule of Investments	June 30, 2016 (Unaudited)

Small-Cap Equity Fund

	Number of Shares	Fair Value

Common Stock — 94.3%†

Aerospace & Defense — 0.5%

Astrotnics Corp.	600	$19,956	(a)
Esterline Technologies Corp.	147	9,120	(a)
Teledyne Technologies Inc.	1,417	140,354	(a)
		169,430

Agricultural & Farm Machinery — 0.6%

AGCO Corp.	5,039	237,488

Agricultural Products — 0.8%

Darling Ingredients Inc.	20,695	308,356	(a)

Airlines — 0.1%

Hawaiian Holdings Inc.	500	18,980	(a)

Alternative Carriers — 0.1%

Inteliquent Inc.	1,800	35,802

Aluminum — 0.0%*

Century Aluminum Co.	1,046	6,621	(a)

Apparel Retail — 1.0%

American Eagle Outfitters Inc.	1,535	24,452
Boot Barn Holdings Inc.	2,364	20,378	(a)
Burlington Stores Inc.	1,090	72,714	(a)
Genesco Inc.	2,077	133,572	(a)
The Buckle Inc.	4,673	121,451
		372,567

Apparel, Accessories & Luxury Goods — 0.4%

G-III Apparel Group Ltd.	3,191	145,893	(a)

Application Software — 4.5%

ACI Worldwide Inc.	7,106	138,638	(a)
Blackbaud Inc.	6,857	465,590
Guidewire Software Inc.	2,700	166,752	(a)
Jive Software Inc.	11,743	44,154	(a)
Mentor Graphics Corp.	4,800	102,048
PROS Holdings Inc.	4,800	83,664	(a)
PTC Inc.	3,114	117,024	(a)
Qlik Technologies Inc.	3,400	100,572	(a)
RealPage Inc.	10,970	244,960	(a)
Sapiens International Corporation N.V.	2,300	26,933
SS&C Technologies Holdings Inc.	4,222	118,554
Zix Corp.	6,700	25,125	(a)
		1,634,014

	Number of Shares	Fair Value

Asset Management & Custody Banks — 0.6%

Ashford Inc.	400	$20,000	(a)
Financial Engines Inc.	7,200	186,264
GAMCO Investors Inc., Class A	613	20,088
Westwood Holdings Group Inc.	205	10,619
		236,971

Auto Parts & Equipment — 1.0%

American Axle & Manufacturing Holdings Inc.	859	12,438	(a)
Cooper-Standard Holding Inc.	361	28,515	(a)
Drew Industries Inc.	139	11,793
Gentherm Inc.	464	15,892	(a)
Horizon Global Corp.	1,411	16,015	(a)
Stoneridge Inc.	1,664	24,860	(a)
Tenneco Inc.	5,237	244,097	(a)
Tower International Inc.	1,019	20,971
		374,581

Automobile Manufacturers — 0.7%

Thor Industries Inc.	3,260	211,052
Winnebago Industries Inc.	1,718	39,377
		250,429

Automotive Retail — 0.8%

CST Brands Inc.	4,400	189,552
Group 1 Automotive Inc.	1,567	77,347
Monro Muffler Brake Inc.	647	41,123
		308,022

Biotechnology — 1.9%

Achillion Pharmaceuticals Inc.	2,600	20,280	(a)
Aduro Biotech Inc.	1,100	12,441	(a)
Agios Pharmaceuticals Inc.	200	8,379	(a)
Applied Genetic Technologies Corp.	1,500	21,195	(a)
Arena Pharmaceuticals Inc.	13,100	22,401	(a)
BioCryst Pharmaceuticals Inc.	4,600	13,064	(a)
Cepheid	7,100	218,325	(a)
FibroGen Inc.	800	13,128	(a)
Five Prime Therapeutics Inc.	600	24,810	(a)
Halozyme Therapeutics Inc.	1,500	12,945	(a)
Infinity Pharmaceuticals Inc.	4,300	5,719	(a)
Inovio Pharmaceuticals Inc.	2,900	26,796	(a)
Insys Therapeutics Inc.	900	11,646	(a)
MacroGenics Inc.	900	24,291	(a)
Natera Inc.	1,200	14,478	(a)
NewLink Genetics Corp.	500	5,630	(a)
Raptor Pharmaceutical Corp.	4,500	24,165	(a)
Regulus Therapeutics Inc.	1,500	4,335	(a)
Repligen Corp.	6,503	177,922	(a)
Rigel Pharmaceuticals Inc.	5,300	11,819	(a)
Voyager Therapeutics Inc.	900	9,891	(a)
		683,660

See Notes to Schedule of Investments and Notes to Financial Statements.

3

Small-Cap Equity Fund

Schedule of Investments	June 30, 2016 (Unaudited)

	Number of Shares	Fair Value

Brewers — 0.5%

The Boston Beer Company Inc., Class A	1,050	$179,582	(a)

Building Products — 0.5%
American Woodmark Corp.	551	36,575	(a)
Apogee Enterprises Inc.	674	31,240
Builders FirstSource Inc.	2,047	23,029	(a)
NCI Building Systems Inc.	1,586	25,360	(a)
Simpson Manufacturing Company Inc.	391	15,628
Universal Forest Products Inc.	717	66,459
		198,291

Casinos & Gaming — 0.2%

Churchill Downs Inc.	200	25,272
Isle of Capri Casinos Inc.	1,400	25,648	(a)
Pinnacle Entertainment Inc.	826	9,152	(a)
		60,072

Commercial Printing — 0.5%

Brady Corp., Class A	5,400	165,024
Deluxe Corp.	293	19,446
		184,470

Commodity Chemicals — 0.1%

Koppers Holdings Inc.	685	21,050	(a)
Trinseo S.A.	707	30,352	(a)
		51,402

Communications Equipment — 0.4%

ADTRAN Inc.	1,698	31,668
CalAmp Corp.	1,372	20,319	(a)
Extreme Networks Inc.	6,200	21,018	(a)
Lumentum Holdings Inc.	1,158	28,024	(a)
Plantronics Inc.	835	36,740
		137,769

Construction & Engineering — 0.8%

Chicago Bridge & Iron Company N.V.	7,610	263,535
Comfort Systems USA Inc.	1,204	39,214
		302,749

Construction Machinery & Heavy Trucks — 1.0%

Alamo Group Inc.	592	39,054
Astec Industries Inc.	868	48,738
Commercial Vehicle Group Inc.	5,600	29,120	(a)
Federal Signal Corp.	210	2,705
Trinity Industries Inc.	10,985	203,991
Wabash National Corp.	2,198	27,915	(a)
		351,523

Construction Materials — 0.1%

Summit Materials Inc., Class A	1,180	24,143	(a)

	Number of Shares	Fair Value

Consumer Finance — 0.1%

Enova International Inc.	2,953	$21,734	(a)

Data Processing & Outsourced Services — 1.9%

Broadridge Financial Solutions Inc.	3,460	225,592
CoreLogic Inc.	3,910	150,457	(a)
CSG Systems International Inc.	1,505	60,666
WEX Inc.	3,000	266,010	(a)
		702,725

Distributors — 0.7%

LKQ Corp.	8,046	255,058	(a)

Diversified REITs — 0.7%

American Assets Trust Inc.	654	27,756
Cousins Properties Inc.	14,635	152,204
Gramercy Property Trust	3,849	35,488
PS Business Parks Inc.	244	25,883
		241,331

Diversified Support Services — 1.7%

Healthcare Services Group Inc.	6,209	256,928
Ritchie Bros Auctioneers Inc.	9,605	324,457
UniFirst Corp.	350	40,502
		621,887

Education Services — 0.4%

Capella Education Co.	350	18,424
ITT Educational Services Inc.	6,006	11,532	(a)
K12 Inc.	9,400	117,406	(a)
		147,362

Electric Utilities — 1.3%

ALLETE Inc.	606	39,166
IDACORP Inc.	4,038	328,491
PNM Resources Inc.	1,099	38,949
Portland General Electric Co.	493	21,751
Spark Energy Inc., Class A	900	29,745
The Empire District Electric Co.	486	16,509
		474,611

Electrical Components & Equipment — 0.3%

Encore Wire Corp.	1,670	62,258
EnerSys	444	26,405
General Cable Corp.	1,589	20,196
Regal Beloit Corp.	271	14,918
		123,777

Electronic Components — 0.7%

Belden Inc.	383	23,122
Littelfuse Inc.	1,572	185,794
Rogers Corp.	669	40,876	(a)
		249,792

See Notes to Schedule of Investments and Notes to Financial Statements.

4

Small-Cap Equity Fund

Schedule of Investments	June 30, 2016 (Unaudited)

	Number of Shares	Fair Value

Electronic Equipment & Instruments — 0.8%

Coherent Inc.	300	$27,534	(a)
Control4 Corp.	4,214	34,386	(a)
FARO Technologies Inc.	476	16,103	(a)
MTS Systems Corp.	400	17,536
Rofin-Sinar Technologies Inc.	1,520	48,549	(a)
VeriFone Systems Inc.	5,228	96,927	(a)
Zebra Technologies Corp., Class A	1,194	59,820	(a)
		300,855

Electronic Manufacturing Services — 0.2%

Benchmark Electronics Inc.	473	10,004	(a)
Methode Electronics Inc.	1,097	37,550
Plexus Corp.	870	37,584	(a)
		85,138

Environmental & Facilities Services — 0.8%

Clean Harbors Inc.	5,875	306,146	(a)

Fertilizers & Agricultural Chemicals — 0.1%

American Vanguard Corp.	1,607	24,282

Food Distributors — 0.6%

SpartanNash Co.	7,108	217,363

Food Retail — 0.1%

Casey’s General Stores Inc.	350	46,029

Footwear — 1.2%

Deckers Outdoor Corp.	2,183	125,566	(a)
Wolverine World Wide Inc.	16,264	330,485
		456,051

Forest Products — 0.1%

Boise Cascade Co.	903	20,724	(a)

Gas Utilities — 0.1%

South Jersey Industries Inc.	1,454	45,975

Health Care REITs — 0.6%

CareTrust REIT Inc.	2,928	40,348
National Health Investors Inc.	325	24,404
Omega Healthcare Investors Inc.	3,595	122,050
Sabra Health Care REIT Inc.	1,228	25,340
		212,142

Healthcare Distributors — 0.2%

Aceto Corp.	2,900	63,481
Owens & Minor Inc.	530	19,811
		83,292

	Number of Shares	Fair Value

Healthcare Equipment — 5.7%

Abaxis Inc.	700	$33,061
Cantel Medical Corp.	2,300	158,079
Cardiovascular Systems Inc.	5,400	99,225	(a)
CONMED Corp.	5,200	248,196
Globus Medical Inc., Class A	6,310	150,367	(a)
Hill-Rom Holdings Inc.	5,915	298,412
Inogen Inc.	500	25,055	(a)
Insulet Corp.	3,400	102,816	(a)
Integra LifeSciences Holdings Corp.	4,400	351,032	(a)
iRadimed Corp.	900	19,584	(a)
LeMaitre Vascular Inc.	1,900	27,113
Masimo Corp.	4,300	225,815	(a)
Natus Medical Inc.	388	14,666	(a)
NuVasive Inc.	4,875	291,135	(a)
NxStage Medical Inc.	1,300	28,184	(a)
		2,072,740

Healthcare Facilities — 0.8%

Amsurg Corp.	3,755	291,163	(a)

Healthcare Services — 2.2%

Addus HomeCare Corp.	500	8,715	(a)
Air Methods Corp.	2,545	91,187	(a)
AMN Healthcare Services Inc.	1,365	54,559	(a)
BioTelemetry Inc.	2,400	39,120	(a)
Cross Country Healthcare Inc.	1,700	23,664	(a)
Diplomat Pharmacy Inc.	708	24,780	(a)
Envision Healthcare Holdings Inc.	1,231	31,231	(a)
LHC Group Inc.	700	30,296	(a)
MEDNAX Inc.	4,931	357,152	(a)
Nobilis Health Corp.	6,100	13,603	(a)
RadNet Inc.	3,000	16,020	(a)
Team Health Holdings Inc.	3,297	134,089	(a)
		824,416

Healthcare Supplies — 1.3%

Endologix Inc.	12,037	149,981	(a)
Halyard Health Inc.	300	9,756	(a)
ICU Medical Inc.	2,000	225,500	(a)
Lantheus Holdings Inc.	8,200	30,094	(a)
Merit Medical Systems Inc.	924	18,323	(a)
OraSure Technologies Inc.	4,500	26,595	(a)
Penumbra Inc.	429	25,525	(a)
		485,774

Healthcare Technology — 1.7%

HMS Holdings Corp.	13,766	242,419	(a)
Medidata Solutions Inc.	4,100	192,167	(a)
Omnicell Inc.	5,000	171,150	(a)
Quality Systems Inc.	692	8,242
Vocera Communications Inc.	2,222	28,553	(a)
		642,531

See Notes to Schedule of Investments and Notes to Financial Statements.

5

Small-Cap Equity Fund

Schedule of Investments	June 30, 2016 (Unaudited)

	Number of Shares	Fair Value

Home Building — 0.2%

Meritage Homes Corp.	765	$28,718	(a)
TopBuild Corp.	919	33,268	(a)
		61,986

Home Furnishing Retail — 0.2%

Aaron’s Inc.	3,105	67,968

Home Furnishings — 0.1%

Ethan Allen Interiors Inc.	581	19,196

Hotel & Resort REITs — 0.3%

Ashford Hospitality Trust Inc.	2,509	13,473
Hersha Hospitality Trust	1,093	18,745
RLJ Lodging Trust	4,373	93,801
		126,019

Hotels, Resorts & Cruise Lines — 0.2%

Interval Leisure Group Inc.	5,219	82,982

Household Appliances — 0.1%

Helen of Troy Ltd.	369	37,948	(a)

Housewares & Specialties — 0.0%*

Tupperware Brands Corp.	314	17,672

Human Resource & Employment Services — 0.1%

Insperity Inc.	464	35,835

Industrial Conglomerates — 0.2%

Raven Industries Inc.	4,400	83,336

Industrial Machinery — 7.6%

Actuant Corp., Class A	6,800	153,748
Altra Industrial Motion Corp.	641	17,294
Barnes Group Inc.	3,170	104,990
CLARCOR Inc.	5,510	335,173
Crane Co.	925	52,466
Franklin Electric Company Inc.	841	27,795
Harsco Corp.	3,665	24,336
IDEX Corp.	2,780	228,238
John Bean Technologies Corp.	1,900	116,318
LB Foster Co., Class A	1,091	11,881
Luxfer Holdings PLC ADR	6,096	73,335
Lydall Inc.	3,500	134,960	(a)
Mueller Industries Inc.	5,054	161,122
Nordson Corp.	2,515	210,279
RBC Bearings Inc.	2,100	152,250	(a)
Standex International Corp.	1,900	156,997
The Gorman-Rupp Co.	1,900	52,079
The Timken Co.	7,270	222,898
TriMas Corp.	11,200	201,600	(a)
Woodward Inc.	6,253	360,423
		2,798,182

	Number of Shares	Fair Value

Industrial REITs — 0.2%

Rexford Industrial Realty Inc.	993	$20,942
STAG Industrial Inc.	1,827	43,501
		64,443

Integrated Telecommunication Services — 0.1%

Fairpoint Communications Inc.	1,400	20,552	(a)

Internet Retail — 0.1%

Overstock.com Inc.	2,500	40,275	(a)

Internet Software & Services — 3.2%

Alarm.com Holdings Inc.	800	20,504	(a)
Brightcove Inc.	3,000	26,400	(a)
comScore Inc.	700	16,716	(a)
Cornerstone OnDemand Inc.	4,939	187,978	(a)
EarthLink Holdings Corp.	3,300	21,120
Envestnet Inc.	3,500	116,585	(a)
GoDaddy Inc., Class A	1,122	34,995	(a)
Gogo Inc.	2,200	18,458	(a)
Internap Corp.	9,300	19,158	(a)
LogMeIn Inc.	4,100	260,063	(a)
NIC Inc.	12,870	282,368
SPS Commerce Inc.	1,800	109,080	(a)
XO Group Inc.	2,576	44,900	(a)
		1,158,325

Investment Banking & Brokerage — 1.0%

Piper Jaffray Cos.	994	37,474	(a)
Raymond James Financial Inc.	5,791	285,496
Stifel Financial Corp.	1,020	32,079	(a)
		355,049

IT Consulting & Other Services — 0.1%

Perficient Inc.	1,346	27,337	(a)
The Hackett Group Inc.	1,600	22,192
Virtusa Corp.	230	6,643	(a)
		56,172

Leisure Products — 0.8%

Brunswick Corp.	381	17,267
Polaris Industries Inc.	3,305	270,217
		287,484

Life & Health Insurance — 0.1%

American Equity Investment Life Holding Co.	1,850	26,363

Life Sciences Tools & Services — 1.6%

Albany Molecular Research Inc.	7,640	102,682	(a)
Bruker Corp.	4,792	108,970
Cambrex Corp.	686	35,487	(a)
Charles River Laboratories International Inc.	388	31,987	(a)

See Notes to Schedule of Investments and Notes to Financial Statements.

6

Small-Cap Equity Fund

Schedule of Investments	June 30, 2016 (Unaudited)

	Number of Shares	Fair Value

ICON PLC	2,800	$196,028	(a)
INC Research Holdings Inc., Class A	2,535	96,659	(a)
PAREXEL International Corp.	237	14,902	(a)
		586,715

Managed Healthcare — 1.1%

Centene Corp.	4,320	308,318	(a)
Magellan Health Inc.	143	9,405	(a)
Molina Healthcare Inc.	1,915	95,559	(a)
		413,282

Multi-Line Insurance — 0.0%*

Horace Mann Educators Corp.	494	16,692

Multi-Utilities — 0.1%

Avista Corp.	887	39,738

Office REITs — 0.2%

Brandywine Realty Trust	1,770	29,736
Corporate Office Properties Trust	1,388	41,043
		70,779

Office Services & Supplies — 1.0%

Herman Miller Inc.	4,687	140,095
HNI Corp.	280	13,017
Steelcase Inc., Class A	1,662	22,553
West Corp.	9,760	191,882
		367,547

Oil & Gas Drilling — 0.0%*

Nabors Industries Ltd.	1,169	11,748

Oil & Gas Equipment & Services — 1.2%

Dril-Quip Inc.	922	53,872	(a)
Fairmount Santrol Holdings Inc.	2,822	21,758	(a)
Forum Energy Technologies Inc.	11,770	203,739	(a)
Geospace Technologies Corp.	460	7,530	(a)
Hornbeck Offshore Services Inc.	1,689	14,086	(a)
Natural Gas Services Group Inc.	853	19,534	(a)
Oil States International Inc.	3,136	103,112	(a)
		423,631

Oil & Gas Exploration & Production — 1.7%

Carrizo Oil & Gas Inc.	2,236	80,160	(a)
Denbury Resources Inc.	22,100	79,339
Memorial Resource Development Corp.	875	13,895	(a)
Newfield Exploration Co.	6,665	294,460	(a)
Parsley Energy Inc., Class A	1,265	34,231	(a)
Rice Energy Inc.	543	11,968	(a)
SM Energy Co.	3,575	96,525
		610,578

Oil & Gas Refining & Marketing — 0.1%

Western Refining Inc.	1,282	26,448

	Number of Shares	Fair Value

Oil & Gas Storage & Transportation — 0.0%*

Gener8 Maritime Inc.	2,395	$15,328	(a)

Packaged Foods & Meats — 3.1%

B&G Foods Inc.	2,400	115,680
Cal-Maine Foods Inc.	435	19,279
J&J Snack Foods Corp.	792	94,462
Sanderson Farms Inc.	3,328	288,338
Snyder’s-Lance Inc.	8,800	298,232
TreeHouse Foods Inc.	3,000	307,950	(a)
		1,123,941

Paper Packaging — 0.3%

Packaging Corporation of America	1,413	94,572

Paper Products — 0.1%

Neenah Paper Inc.	760	55,001

Pharmaceuticals — 0.2%

Corcept Therapeutics Inc.	4,800	26,208	(a)
Lannett Company Inc.	397	9,445	(a)
Pernix Therapeutics Holdings Inc.	4,800	2,150	(a)
Phibro Animal Health Corp., Class A	700	13,062
Prestige Brands Holdings Inc.	496	27,478	(a)
		78,343

Property & Casualty Insurance — 2.4%
Allied World Assurance Company Holdings AG	8,200	288,148
AMERISAFE Inc.	2,260	138,357
Argo Group International Holdings Ltd.	3,732	193,691
James River Group Holdings Ltd.	200	6,792
RLI Corp.	1,705	117,270
The Navigators Group Inc.	1,300	119,561
		863,819

Publishing — 1.3%

John Wiley & Sons Inc., Class A	8,866	462,628

Railroads — 0.5%

Genesee & Wyoming Inc., Class A	2,911	171,603	(a)

Real Estate Services — 0.1%

Altisource Portfolio Solutions S.A.	900	25,056	(a)

Regional Banks — 8.4%

Bank of the Ozarks Inc.	921	34,556
BankUnited Inc.	935	28,723
Banner Corp.	864	36,755
Bryn Mawr Bank Corp.	3,500	102,200
Camden National Corp.	480	20,160
Cascade Bancorp	1,991	11,030	(a)
Columbia Banking System Inc.	931	26,124
Community Bank System Inc.	3,600	147,924

See Notes to Schedule of Investments and Notes to Financial Statements.

7

Small-Cap Equity Fund

Schedule of Investments	June 30, 2016 (Unaudited)

	Number of Shares	Fair Value

Cullen/Frost Bankers Inc.	1,155	$73,608
CVB Financial Corp.	9,600	157,344
Enterprise Financial Services Corp.	648	18,073
FCB Financial Holdings Inc., Class A	1,118	38,012	(a)
Fidelity Southern Corp.	1,025	16,062
First Financial Bankshares Inc.	4,100	134,439
First Foundation Inc.	439	9,438	(a)
Fulton Financial Corp.	12,617	170,329
German American Bancorp Inc.	1,000	31,970
Great Southern Bancorp Inc.	596	22,034
Home BancShares Inc.	1,706	33,762
Iberiabank Corp.	2,200	131,406
Independent Bank Corp.	2,300	105,110
Lakeland Financial Corp.	274	12,881
LegacyTexas Financial Group Inc.	2,451	65,956
PacWest Bancorp	1,533	60,983
Pinnacle Financial Partners Inc.	572	27,942
PrivateBancorp Inc.	5,478	241,196
Prosperity Bancshares Inc.	5,084	259,233
Renasant Corp.	7,423	239,986
South State Corp.	240	16,332
Southwest Bancorp Inc.	1,057	17,895
Stock Yards Bancorp Inc.	2,800	79,044
SVB Financial Group	1,565	148,925	(a)
UMB Financial Corp.	4,000	212,840
Umpqua Holdings Corp.	1,999	30,925
Union Bankshares Corp.	111	2,743
United Community Banks Inc.	2,201	40,256
Washington Trust Bancorp Inc.	2,900	109,968
Westamerica Bancorporation	2,442	120,293
Wintrust Financial Corp.	822	41,922
		3,078,379

Reinsurance — 0.9%

Endurance Specialty Holdings Ltd.	4,600	308,936
Maiden Holdings Ltd.	2,427	29,707
		338,643

Research & Consulting Services — 0.3%

Resources Connection Inc.	7,135	105,455

Residential REITs — 0.8%

Education Realty Trust Inc.	5,184	239,190
Sun Communities Inc.	578	44,298
		283,488

Restaurants — 1.3%

BJ’s Restaurants Inc.	605	26,517	(a)
Buffalo Wild Wings Inc.	850	118,108	(a)
Cracker Barrel Old Country Store Inc.	558	95,680
Del Taco Restaurants Inc.	782	7,116	(a)
El Pollo Loco Holdings Inc.	4,700	61,100	(a)
Texas Roadhouse Inc.	4,014	183,039
		491,560

Retail REITs — 0.1%

Retail Opportunity Investments Corp.	1,586	34,369

	Number of Shares	Fair Value

Security & Alarm Services — 0.6%

The Brink’s Co.	7,990	$227,635

Semiconductor Equipment — 0.5%

Advanced Energy Industries Inc.	700	26,572	(a)
Brooks Automation Inc.	1,380	15,484
Rudolph Technologies Inc.	8,697	135,064	(a)
Xcerra Corp.	3,300	18,975	(a)
		196,095

Semiconductors — 1.3%

CEVA Inc.	1,000	27,170	(a)
Diodes Inc.	266	4,998	(a)
Exar Corp.	2,931	23,594	(a)
Lattice Semiconductor Corp.	2,542	13,600	(a)
MaxLinear Inc., Class A	1,135	20,407	(a)
Microsemi Corp.	5,406	176,668	(a)
Semtech Corp.	8,160	194,698	(a)
		461,135

Specialized Finance — 0.1%

GAIN Capital Holdings Inc.	2,987	18,878
NewStar Financial Inc.	1,116	9,397	(a)
		28,275

Specialized REITs — 0.8%

CoreSite Realty Corp.	2,714	240,705
Potlatch Corp.	1,225	41,772
		282,477

Specialty Chemicals — 2.9%

Balchem Corp.	2,808	167,497
HB Fuller Co.	2,920	128,451
Innospec Inc.	3,100	142,569
KMG Chemicals Inc.	988	25,678
PolyOne Corp.	5,137	181,028
Quaker Chemical Corp.	1,672	149,142
Sensient Technologies Corp.	3,995	283,805
		1,078,170

Specialty Stores — 0.2%

Hibbett Sports Inc.	2,600	90,454	(a)
Sportsman’s Warehouse Holdings Inc.	195	1,572	(a)
		92,026

Steel — 0.7%

Commercial Metals Co.	5,574	94,201
Handy & Harman Ltd.	500	13,095	(a)
Olympic Steel Inc.	1,000	27,310
Ryerson Holding Corp.	3,071	53,742	(a)
SunCoke Energy Inc.	3,652	21,255
Worthington Industries Inc.	711	30,075
		239,678

See Notes to Schedule of Investments and Notes to Financial Statements.

8

Small-Cap Equity Fund

Schedule of Investments	June 30, 2016 (Unaudited)

	Number of Shares	Fair Value

Systems Software — 1.4%

A10 Networks Inc.	3,267	$21,138	(a)
Barracuda Networks Inc.	1,010	15,291	(a)
CommVault Systems Inc.	2,800	120,932	(a)
Fleetmatics Group PLC	1,800	77,994	(a)
Gigamon Inc.	1,285	48,046	(a)
Qualys Inc.	7,500	223,575	(a)
The Rubicon Project Inc.	1,534	20,939	(a)
		527,915

Technology Distributors — 0.1%

Insight Enterprises Inc.	646	16,796	(a)
ScanSource Inc.	673	24,975	(a)
		41,771

Technology Hardware, Storage & Peripherals — 0.7%

Diebold Inc.	9,400	233,402
Super Micro Computer Inc.	524	13,021	(a)
		246,423

Thrifts & Mortgage Finance — 0.3%

Essent Group Ltd.	948	20,676	(a)
EverBank Financial Corp.	619	9,198
HomeStreet Inc.	1,744	34,741	(a)
Washington Federal Inc.	1,567	38,015
		102,630

Tires & Rubber — 0.1%

Cooper Tire & Rubber Co.	1,189	35,456

Trading Companies & Distributors — 0.8%

Applied Industrial Technologies Inc.	5,730	258,652
Neff Corp., Class A	2,201	24,057	(a)
		282,709

Trucking — 0.8%

Heartland Express Inc.	1,597	27,772
Landstar System Inc.	1,100	75,526
Old Dominion Freight Line Inc.	2,266	136,662	(a)
Saia Inc.	1,536	38,615	(a)
YRC Worldwide Inc.	2,100	18,480	(a)
		297,055

	Number of Shares	Fair Value

Wireless Telecommunication Services — 0.2%

Shenandoah Telecommunications Co.	1,500	$58,590

Total Common Stock (Cost $29,981,301)		34,552,883

Short-Term Investments — 5.9%

State Street Institutional U.S. Government Money Market Fund — Class G Shares 0.29% (Cost $2,163,399)		2,163,399	(b,c,d)

Total Investments (Cost $32,144,700)		36,716,282

Liabilities in Excess of Other Assets, net — (0.2)%		(91,237)

NET ASSETS — 100.0%		$36,625,045

Other Information:

The Fund had the following long futures contracts open at June 30, 2016:

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Depreciation
Russell 2000 Mini Index Futures	September 2016	4	$458,960	$(7,775)

See Notes to Schedule of Investments and Notes to Financial Statements.

9

Notes to Schedule of Investments	June 30, 2016 (Unaudited)

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	Non-income producing security.

(b)	At June 30, 2016, all or a portion of this security was pledged to cover collateral requirements for futures.

(c)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, effective July 1, 2016, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(d)	Coupon amount represents effective yield.

†	Percentages are based on net assets as of June 30, 2016.

*	Less than 0.05%.

Abbreviations:

ADR	—	American Depositary Receipt

REIT	—	Real Estate Investment Trust

10

Financial Highlights

Selected data based on a share outstanding throughout the periods indicated

	6/30/16†		12/31/15	12/31/14		12/31/13		12/31/12		12/31/11
Inception date	—		—	—		—		—		4/28/00
Net asset value, beginning of period	$12.20		$14.39	$16.26		$13.37		$12.85		$12.46
Income/(loss) from investment operations:
Net investment income (loss)	(0.03)		(0.04)	(0.06)		(0.03)		0.00	††	(0.01)
Net realized and unrealized gains/(losses) on investments	0.76		(0.52)	0.67		4.96		1.86		0.40
Total income/(loss) from investment operations	0.73		(0.56)	0.61		4.93		1.86		0.39
Less distributions from:
Net investment income	—		—	—		—		0.00	††	0.00	††
Net realized gains	—		1.63	2.48		2.04		1.34		—
Total distributions	—		1.63	2.48		2.04		1.34		0.00
Net asset value, end of period	$12.93		$12.20	$14.39		$16.26		$13.37		$12.85
TOTAL RETURN(a)	5.98%		(4.12)%	3.77%		36.89%		14.57%		3.13%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)	$36,625		$38,359	$43,460		$50,248		$41,942		$46,855
Ratios to average net assets:
Net expenses	1.45%	*	1.36%	1.33%	(b)	1.27%	(b)(c)	1.34%	(b)(c)	1.28%	(b)(c)
Gross expenses	1.45%	*	1.36%	1.33%		1.28%		1.38%		1.50%
Net investment income (loss)	(0.27)%	*	(0.30)%	(0.35)%		(0.23)%		0.01%		(0.07)%
Portfolio turnover rate	16%		42%	37%		39%		36%		44%

Notes to Financial Highlights

(a)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions and do not include the effect of insurance contract charges. Past performance does not guarantee future results.
(b)	Includes contractual management fee waiver related to the Fund’s investments in the GE Institutional Money Market Fund (the “Money Market Fund”). The fee waiver agreement was terminated effective June 30, 2014 with the closure of the Money Market Fund.
(c)	Reflects a voluntary reimbursement of other operating expenses by GE Asset Management, Inc., the Fund’s investment adviser and administrator prior to July 1, 2016.
†	Unaudited.
*	Annualized for periods less than one year.
††	Rounds to less than $0.01.

The accompanying Notes are an integral part of these financial statements.

11

Statement of Assets and Liabilities June 30, 2016	(Unaudited)

ASSETS
Investments in securities, at fair value (cost $29,981,301)	$34,552,883
Short-term investments, at fair value (cost $2,163,399)	2,163,399
Restricted cash(1)	50,000
Receivable for investments sold	50,994
Income receivables	28,118
Receivable for variation margin on open futures contracts	7,137
Total assets	36,852,531
LIABILITIES
Payable for investments purchased	102,281
Payable for fund shares redeemed	32,353
Payable to the Adviser	28,940
Accrued other expenses	63,912
Total liabilities	227,486
NET ASSETS	$36,625,045
NET ASSETS CONSIST OF:
Capital paid in	$31,533,167
Undistributed (distributions in excess of) net investment income	(47,692)
Accumulated net realized gain	575,763
Net unrealized appreciation (depreciation) on:
Investments	4,571,582
Futures	(7,775)
NET ASSETS	$36,625,045

Shares outstanding ($0.01 par value; unlimited shares authorized)	2,832,805
Net asset value per share	$12.93

(1)	Deposits at broker for futures contracts.

The accompanying Notes are an integral part of these financial statements.

12

Statement of Operations For the period ended June 30, 2016	(Unaudited)

INVESTMENT INCOME
Income
Dividend	$211,396
Interest	2,662
Less: Foreign taxes withheld	(1,103)
Total income	212,955
Expenses
Advisory and administration fees	171,130
Directors’ fees	1,236
Custody and accounting expenses	67,911
Professional fees	11,693
Other expenses	8,677
Total expenses	260,647
Net investment loss	$(47,692)
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) on:
Investments	$674,256
Futures	22,417

Increase (decrease) in unrealized appreciation/depreciation on:
Investments	1,391,374
Futures	(18,690)
Net realized and unrealized gain (loss) on investments	2,069,357
Net increase in net assets resulting from operations	$2,021,665

The accompanying Notes are an integral part of these financial statements.

13

Statements of Changes in Net Assets

	Six Months Ended June 30, 2016*	Year Ended December 31, 2015

INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment loss	$(47,692)	$(126,996)
Net realized gain (loss) on investments and futures	696,673	4,284,766
Net increase (decrease) in unrealized appreciation/depreciation on investments and futures	1,372,684	(5,826,887)
Net increase (decrease) from operations	2,021,665	(1,669,117)
Distributions to shareholders from:
Net realized gains	—	(4,541,080)
Total distributions	—	(4,541,080)
Increase (decrease) in assets from operations and distributions	2,021,665	(6,210,197)
Share transactions:
Proceeds from sale of shares	158,622	3,230,274
Value of distributions reinvested	—	4,541,080
Cost of shares redeemed	(3,914,125)	(6,661,996)
Net increase (decrease) from share transactions	(3,755,503)	1,109,358
Total increase (decrease) in net assets	(1,733,838)	(5,100,839)

NET ASSETS
Beginning of period	38,358,883	43,459,722
End of period	$36,625,045	$38,358,883
Undistributed (distributions in excess of) net investment income, end of period	$(47,692)	$—

CHANGES IN FUND SHARES
Shares sold	13,373	219,291
Issued for distributions reinvested	—	364,453
Shares redeemed	(324,491)	(460,537)
Net increase (decrease) in fund shares	(311,118)	123,207

*	Unaudited.

The accompanying Notes are an integral part of these financial statements.

14

Notes to Financial Statements	June 30, 2016 (Unaudited)

1.	Organization of the Company

GE Investments Funds, Inc. (the “Company”) was incorporated under the laws of the Commonwealth of Virginia on May 14, 1984 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is currently composed of eleven investment portfolios (collectively, the “Funds”), although only the following eight Funds are currently being offered: U.S. Equity Fund, S&P 500 Index Fund, Premier Growth Equity Fund, Core Value Equity Fund, Small-Cap Equity Fund (the “Fund”), Total Return Fund, Income Fund and Real Estate Securities Fund. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services—Investment Companies.

Shares of the Funds of the Company are offered only to insurance company separate accounts that fund certain variable life insurance contracts and variable annuity contracts. SSGA Funds Management, Inc. (“SSGA FM”) is the investment adviser and administrator of each of the Funds effective July 1, 2016. Prior to July 1, 2016, GE Asset Management Incorporated (“GEAM”) served as the investment adviser and administrator to each Fund.

The Company currently offers one share class (Class 1) of the Fund as an investment option for variable life insurance and variable annuity contracts.

2.	Summary of Significant Accounting Policies

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

Subsequent events after the balance sheet date through the date the financial statements were issued have been evaluated in the preparation of the financial statements. There are no items to report.

The following summarizes the significant accounting policies of the Company:

Securities Valuation and Transactions  All investments in securities are recorded at their estimated fair value, as described in Note 3.

Securities transactions are accounted for as of the trade date. Realized gains and losses on investments sold are recorded on the basis of identified cost for both financial statement and federal tax purposes.

Derivatives  The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may enter into various types of derivative transactions (such as futures) to gain or hedge exposure to certain types of securities as an alternative to investing directly in or selling such securities.

Futures Contracts  A futures contract is an agreement to buy or sell a specific amount of a commodity, financial instrument, currency or index at a particular price and future date. During the six-month period ended June 30, 2016, the Fund invested in stock index futures contracts to gain equity exposure for accumulating and residual cash positions. Buying futures tends to increase the Fund’s exposure to the underlying instrument while selling futures tends to decrease the Fund’s exposure to the underlying instrument, or hedge other Fund investments. With futures contracts, there is minimal counterparty credit risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all traded futures, guarantees the futures against default. The Fund’s risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts’ terms and changes in the liquidity of the secondary market for the contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they principally trade.

Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount, known as initial margin deposit. Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuation in the fair value of the underlying security. The Fund records an unrealized gain or loss equal to the daily variation margin. Should market

15

Notes to Financial Statements	June 30, 2016 (Unaudited)

conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may incur a loss. The Fund recognizes a realized gain or loss on the expiration or closing of a futures contract.

Investment Income  Corporate actions (including cash dividends) are recorded on the ex-dividend date, net of applicable withholding taxes, except for certain foreign corporate actions which are recorded as soon after the ex-dividend date as such information becomes available. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Interest income is recorded on the accrual basis. Accretion of discounts and amortization of premiums on taxable bonds are to the call or maturity date, whichever is shorter, using the effective yield method.

Expenses  Fund specific expenses are charged to the Fund that incurs such expenses. Such expenses may include custodial fees, legal and accounting fees, printing costs and registration fees. Expenses that are not fund specific are allocated pro rata across the Funds. Expenses of the Fund are generally paid directly by the Fund, however, expenses may be paid by the investment adviser and reimbursed by the Fund.

Federal Income Taxes  The Fund intends to comply with all sections of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”) applicable to regulated investment companies, including the distribution of substantially all of its taxable net investment income and net realized capital gains to its shareholders. Therefore, no provision for federal income tax has been made. The Fund is treated as a separate taxpayer for federal income tax purposes.

3.	Securities Valuation

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a framework for measuring fair value and providing related disclosures. Broadly, the framework requires fair value to be determined based on the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. In the absence of active markets for the identical assets or liabilities, such measurements involve developing assumptions based on market observable data and, in the absence of such data, internal information that is consistent with what market participants would use in a hypothetical transaction that occurs at the measurement date. It also establishes a three-level valuation hierarchy based upon observable and non-observable inputs.

Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our market assumptions. Preference is given to observable inputs. These two types of inputs create the following fair value hierarchy:

Level 1 – Quoted prices for identical investments in active markets.

Level 2 – Quoted prices for similar investments in active markets; quoted prices for identical or similar investments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

Level 3 – Significant inputs to the valuation model are unobservable.

Policies and procedures are maintained to value investments using the best and most relevant data available. In addition, pricing vendors are utilized to assist in valuing investments. The investment adviser performs periodic reviews of the methodologies used by independent pricing services including price validation of individual securities.

Fair Value Measurement   The following section describes the valuation methodologies the Fund uses to measure different financial investments at fair value.

The Fund’s portfolio securities are valued generally on the basis of market quotations. Equity securities generally are valued at the last reported sale price on the primary market in which they are traded. Portfolio securities listed on NASDAQ are valued using the NASDAQ Official Closing Price. Level 1 securities primarily include publicly-traded equity securities, which may not necessarily represent the last sales price. If no sales occurred on the exchange or NASDAQ that day, the portfolio security generally is valued using the last reported bid price. In those circumstances, the Fund typically classifies the investment securities in Level 2.

16

Notes to Financial Statements	June 30, 2016 (Unaudited)

Short-term securities of sufficient credit quality with remaining maturities of sixty days or less at the time of purchase are typically valued on the basis of amortized cost which approximates fair value and these are included in Level 2. If it is determined that amortized cost does not approximate fair value, securities may be valued based on dealer supplied valuations or quotations. In these infrequent circumstances, pricing services may provide the Fund with valuations that are based on significant unobservable inputs, and in those circumstances the investment securities are classified in Level 3.

Investments in registered investment companies are valued at the published daily net asset value (“NAV”) and classified in Level 1.

If prices are not readily available for a portfolio security, or if it is believed that a price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Fund’s Board of Directors that are designed to establish its “fair” value. These securities are typically classified in Level 3. Those procedures require that the fair value of a security be established by a valuation committee of the investment adviser. The valuation committee follows different protocols for different types of investments and circumstances. The fair value procedures may be used to value any investment of the Fund in the appropriate circumstances.

Fair value determinations generally are used for securities whose value is affected by a significant event that will materially affect the value of a security and which occurs subsequent to the time of the close of the principal market on which such security trades but prior to the calculation of the Fund’s NAV.

The value established for such a portfolio security valued other than by use of a market quotation (as described above) may be different than what would be produced through the use of market quotations or another methodology. Portfolio securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that the Fund could sell a portfolio security for the value established for it at any time and it is possible that the Fund would incur a loss because a portfolio security is sold at a discount to its established value.

Other financial investments are derivative instruments that are not reflected in total investments, such as futures, forwards, swaps, and written options contracts, which are valued based on fair value as discussed above.

The Fund uses closing prices for derivatives included in Level 1, which are traded either on exchanges or liquid over-the-counter markets. Derivative assets and liabilities included in Level 2 primarily represent interest rate swaps, cross-currency swaps and foreign currency and commodity forward and option contracts. Derivative assets and liabilities included in Level 3 primarily represent interest rate products that contain embedded optionality or prepayment features.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table presents the Fund’s investments measured at fair value on a recurring basis at June 30, 2016:

Investments	Level 1	Level 2	Level 3	Total
Investments in Securities†
Common Stock	$34,552,883	$—	$—	$34,552,883
Short-Term Investments	2,163,399	—	—	2,163,399

Total Investments in Securities	$36,716,282	$—	$—	$36,716,282

Other Financial Instruments*
Long Futures Contracts – Unrealized Depreciation	$(7,775)	$—	$—	$(7,775)

†	See Schedule of Investments for Industry Classification.

*	Other financial instruments include derivative instruments such as futures contracts. Amounts shown represent unrealized appreciation (depreciation), at period end.

17

Notes to Financial Statements	June 30, 2016 (Unaudited)

There were no transfers between fair value levels during the period. Transfers between fair value levels are considered to occur at the beginning of the period.

4.	Derivatives Disclosure

Shown below are the derivative contracts entered into by the Fund, summarized by primary risk exposure as they appear on the Statement of Assets and Liabilities, none of which are accounted for as hedging instruments under FASB ASC No. 815 Derivatives and Hedging (“ASC 815”) as of June 30, 2016.

	Asset Derivatives June 30, 2016		Liability Derivatives June 30, 2016
Derivatives not accounted for as hedging instruments under ASC 815	Location in the Statement of Assets and Liabilities	Fair Value ($)	Location in the Statement of Assets and Liabilities	Fair Value ($)
Equity Contracts	Assets, Net Assets — Net Unrealized Appreciation/ (Depreciation) on Futures	—	Liabilities, Net Assets — Net Unrealized Appreciation/ (Depreciation) on Futures	(7,775	)*

*	Includes cumulative unrealized appreciation/(depreciation) of futures contracts as reported in the Schedule of Investments and within the components of the net assets section of the Statement of Assets and Liabilities. Only the current day’s variation margin is reported within the Assets and/or Liabilities section on the Statement of Assets and Liabilities.

Shown below are the effects of derivative instruments on the Fund’s Statement of Operations, summarized by primary risk exposure, none of which are accounted for as hedging instruments under ASC 815.

Derivatives not accounted for as hedging instruments under ASC 815	Location in the Statement of Operations	Total Notional Amount of Futures Contracts Purchased/(Sold) ($)	Realized Gain (Loss) on Derivatives Recognized in Income ($)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income ($)
Equity Contracts	Realized gain (loss) on Futures, Increase (decrease) in unrealized appreciation/(depreciation) on Futures	5,603,335/ 5,713,943	22,417	(18,690)

During the six-month period ended June 30, 2016, the Fund had an average notional value of $674,013 on long futures contracts. Please refer to the table following the Schedule of Investments for open futures contracts at June 30, 2016.

5.	Line of Credit

Prior to July 1, 2016, the Company shared a revolving credit facility of up to $150 million with a number of its affiliates. The credit facility was with the Company’s custodian bank, State Street Bank and Trust Company (“State Street”). The revolving credit facility required the payment of a commitment fee equal to 0.20% per annum on the daily unused portion of the credit facility, payable quarterly. The portion borne by each Fund generally was borne proportionally based upon net assets. Generally, borrowings under the credit facility would accrue interest at the higher of the 1-Month LIBOR plus 1.25% and the Overnight Federal Funds Rate plus 1.25% and would be borne by the borrowing Fund. The maximum amount allowed to be borrowed by any one Fund was the lesser of (i) 33.33% of its total assets or (ii) 20% of its net assets. The credit facility was not utilized by the Fund during the six-month period ended June 30, 2016. The revolving credit facility with State Street was terminated effective June 30, 2016.

Effective July 1, 2016, the Company and other affiliated funds (each, a “Participant” and collectively, the “Participants”) share in a $360 million revolving credit facility provided by a syndication of banks. The Participants are charged an annual commitment fee of 0.12% per annum, which is calculated based on the daily unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses and are paid by each Participant. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of the New York Fed Bank Rate plus 1%. The maximum amount allowed to be borrowed by any one Fund is the lesser of (i) 33.33% of its total assets or (ii) 20% of its net assets.

18

Notes to Financial Statements	June 30, 2016 (Unaudited)

6.	Compensation and Fees Paid to Affiliates

SSGA FM, a registered investment adviser, was retained by the Company’s Board of Directors effective July 1, 2016 to act as investment adviser and administrator of the Fund. SSGA FM’s compensation for investment advisory and administrative services (“Management Fee”) is paid monthly based on the average daily net assets of the Fund at an annualized rate of 0.95%.

Prior to July 1, 2016, GEAM served as the Fund’s investment adviser and administrator and the Fund paid GEAM a Management Fee at an annualized rate of 0.95%.

Directors’ Compensation  The Fund pays no compensation to its Directors who are officers or employees of SSGA FM or its affiliates. Directors who are not such officers or employees also serve in a similar capacity for other funds advised by SSGA FM. Compensation paid to non-interested Directors are reflected on the Statement of Operations. These fees are allocated pro rata across all of the mutual fund platforms served by the Directors, including the Fund, and are based upon the relative net assets of each fund within such platforms. (For additional information about Directors’ compensation, please refer to the Funds’ Statement of Additional Information.)

7.	Sub-Advisory Fees

Pursuant to investment sub-advisory agreements with SSGA FM, the assets of the Fund are allocated to and managed by each of the following sub-advisers: (i) Palisade Capital Management, L.L.C.; (ii) Champlain Investment Partners, LLC; (iii) GlobeFlex Capital, L.P.; (iv) Kennedy Capital Management, Inc. and (v) SouthernSun Asset Management, LLC. SSGA FM is responsible for allocating the Fund’s assets among the sub-advisers in its discretion (“Allocated Assets”), and for managing the Fund’s cash position, while each sub-adviser is responsible for the day-to-day management of their portion of the Allocated Assets, under the general supervision and oversight of SSGA FM and the Board. For their services, SSGA FM pays each sub-adviser an investment sub-advisory fee, which is calculated as a percentage of the average daily net assets of the respective Allocated Assets that it manages.

8.	Investment Transactions

Purchases and Sales of Securities  The cost of purchases and the proceeds from sales of investments, other than short-term securities, for the six-month period ended June 30, 2016, were as follows:

Non-U.S. Government Securities
Purchases	Sales
$5,690,144	$9,179,948

9.	Income Taxes

The Fund is subject to ASC 740, Income Taxes (“ASC 740”). ASC 740 provides guidance for financial accounting and reporting for the effects of income taxes that result from an entity’s activities during the year. ASC 740 also provides guidance regarding how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. ASC 740 requires evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more likely than not” of being sustained by the applicable tax authority. There are no adjustments to the Fund’s net assets required under ASC 740. The Fund’s 2012, 2013, 2014, and 2015 fiscal year tax returns are still open to examination by the Federal and applicable state tax authorities.

At June 30, 2016, information on the tax cost of investments was as follows:

Cost of Investments for Tax Purposes	Gross Tax Appreciation	Gross Tax Depreciation	Net Tax Appreciation/ (Depreciation)
$32,466,581	$6,247,457	$(1,997,756)	$4,249,701

As of December 31, 2015, the Fund had no capital loss carryovers. Capital loss carryovers are available to offset future realized capital gains to the extent provided in the Internal Revenue Code and regulations thereunder. To the extent that these carryover losses are used to offset future capital gains, it is probable that the gains offset will not be distributed to shareholders because they would be taxable as ordinary income.

Any qualified late-year loss is deemed to arise on the first day of the Fund’s next tax year (if the Fund elects to defer such loss). Under this regime, generally, the Fund can elect to defer any post-October capital loss and/or any late-year ordinary loss as defined by the Internal Revenue Code.

19

Notes to Financial Statements	June 30, 2016 (Unaudited)

The Fund elected to defer qualified late-year losses for the year ended December 31, 2015 as follows:

Capital	Ordinary
$(212,888)	$—

The tax character of distributions paid during the years ended December 31, 2015 and December 31, 2014 were as follows:

Year	Ordinary Income	Long-Term Capital Gains	Total
2015	$—	$4,541,080	$4,541,080
2014	276,856	6,170,063	6,446,919

Distributions to Shareholders  The Fund declares and pays any dividends from net investment income annually. The Fund declares and pays any net realized capital gains in excess of capital loss carryforwards distributions annually. The character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from GAAP. These differences include (but are not limited to) investments in futures, return of capital distributions from securities, net operating losses, and losses deferred due to wash sale transactions. Reclassifications due to permanent book/tax differences are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. These reclassifications have no impact on net investment income, realized gains or losses, or the NAV of the Fund. The calculation of net investment income per share in the Financial Highlights table excludes these adjustments.

The reclassifications for the year ended December 31, 2015 were as follows:

Undistributed Net Investment Income	Accumulated Net Realized Gain (Loss)	Unrealized Gain	Capital Paid In
$126,996	$(44,550)	$(259)	$(82,187)

20

Advisory and Administrative Agreement Approval	(Unaudited)

Disclosure for the Board of Directors’ Consideration of the Approval of the New Investment Advisory and Administration Agreements with SSGA Funds Management, Inc.

At a meeting of the Board of Directors held on April 19-20, 2016 (the “Board Meeting”), the Directors, including a majority of the Independent Directors, who were present at the Board Meeting considered and unanimously approved an investment advisory and administration agreement (the “New Investment Advisory and Administration Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”) on behalf of each Fund. In considering whether to approve the New Investment Advisory and Administration Agreement, the Directors considered and discussed a substantial amount of information and analysis provided, at the Board’s request, by the Adviser and GE Asset Management Incorporated (“GEAM”).

Before approving the New Investment Advisory and Administration Agreement on behalf of each Fund, the Board reviewed the information provided with management of the Adviser and GEAM. The Board also reviewed a memorandum prepared by independent legal counsel discussing the legal standards for the consideration of the proposed New Investment Advisory and Administration Agreement, as well as other memoranda and information relevant to the legal standards and related considerations for a transaction such as the one between the Adviser and GEAM. The Independent Directors discussed the New Investment Advisory and Administration Agreement in detail during private sessions in advance of, and at, the Board Meeting with their independent legal counsel at which no representatives of the Adviser or GEAM were present. The Independent Directors and their independent legal counsel requested, and received and considered, additional information from the Adviser and GEAM prior to the Board Meeting.

Prior to and at the Board Meeting, representatives of GEAM and the Adviser explained and discussed with the Board the specific terms of the asset purchase agreement entered into on March 29, 2016 by General Electric Company (“GE”) with State Street Corporation (“SSC”) for the sale of the asset management and advisory services business conducted by GEAM, a wholly owned subsidiary of GE and the Funds’ investment adviser, and certain of its subsidiaries (the “Transaction”) and responded to questions raised by the Board. The Directors posed questions to these representatives and engaged in significant discussions. In addition, in response to their detailed requests, the Board received from the Adviser written responses to its inquiries, which included substantial exhibits and other materials related to the Adviser’s business and the services it proposes to provide to each Fund. The Directors took into account their multi-year experience as Directors and particularly their consideration of the current investment advisory and administration agreements under which GEAM provides investment advisory services to the Funds (the “Existing GEAM Agreements”) in recent years.

The Board also received materials relating to the organizational structure and business of the Adviser, including materials describing changes expected as a result of the Transaction. Various information relating to the terms of the Transaction, including the goals, interests and timetable of the Adviser, was discussed as well. The Adviser also advised that no change in investment processes is anticipated as a result of the Transaction, as all of the personnel of GEAM responsible for the daily management and operations of the Funds, including current officers of the Funds, were expected to become employees of SSGA FM or its affiliates and continue to serve in the same capacities upon the closing of the Transaction.

In approving the New Investment Advisory and Administration Agreement with the Adviser, the Directors considered those factors it deemed relevant, including the factors discussed below. In its deliberations, the Board did not identify any single factor that was dispositive and each Director may have attributed different weights to the various factors. The Directors evaluated the information provided to them by GEAM and the Adviser, as well as the presentations and discussions that occurred at the Board Meeting, for each Fund on a Fund-by-Fund basis, and their determinations were made separately in respect of each Fund.

21

Advisory and Administrative Agreement Approval	(Unaudited)

The material factors and conclusions that formed the basis for the Board’s determinations to approve the New Investment Advisory and Administration Agreement with the Adviser on behalf of each Fund are as discussed below.

The Nature, Extent and Quality of Services Expected to be Provided.

The Directors reviewed the services expected to be provided to the Funds by the Adviser. The Board considered the Adviser’s favorable attributes, including its substantial experience managing mutual funds, investment philosophy and discipline, experienced investment and trading personnel, systems and other resources, and favorable history and reputation. The Board also reviewed the extensive information provided by the Adviser related to its business, legal and regulatory affairs. This review considered the resources available to the Adviser to provide the services specified under the New Investment Advisory and Administration Agreement, including the supervision of the Existing Sub-Advisers. Additionally, the Board considered that it is anticipated that substantially all of the portfolio managers currently managing the Funds will be joining the Adviser as part of the Transaction.

In light of the foregoing, the Board, including the Independent Directors, concluded that the services expected to be provided by the Adviser would be satisfactory, particularly given that the same individuals who currently provide portfolio management services to the Funds as employees of GEAM are expected to continue providing such services as employees of the Adviser, benefiting the Funds by providing continuity of service following the Transaction.

Investment Performance of GEAM and the Adviser.

The Directors considered the investment performance of GEAM and the Adviser for various periods focusing on GEAM’s and the Adviser’s investment performance with respect to registered investment companies and other accounts that have investment objectives and strategies similar to that of the Funds. The Board also engaged in detailed discussions with GEAM and the Adviser about their investment processes, focusing on the number and experience of portfolio management and supporting research personnel and GEAM’s and the Adviser’s investment style and approach employed. The Board noted that the Funds’ historical performance under the Existing GEAM Agreements was relevant as the personnel providing portfolio management services would continue to provide those services under the New Investment Advisory and Administration Agreement.

Taking these factors into consideration, the Board, including the Independent Directors, concluded that each Fund’s performance was acceptable.

Cost of the Services to be Provided And Profits to be Realized From The Relationship with the Funds.

The Directors considered the proposed Management Fees that would be paid to the Adviser by the Funds, as well as the fees proposed to be paid to each of the sub-advisers by the Adviser, which will reduce the net Management Fees retained by the Adviser. Representatives of the Adviser stated that the Adviser was not able to estimate profitability in a meaningful way but expected to discuss any changes in the level of profitability with the Board during the contract renewal process. The Directors considered the renewal requirements for advisory agreements and their ability to review the Management Fees annually after the initial term of the New Investment Advisory and Administration Agreement.

Information also was presented regarding the financial condition of the Adviser for various past periods. The Directors also considered the Adviser’s statements concerning its significant investment in supporting registered investment companies.

The Extent to Which Economies of Scale Would Be Realized as the Funds Grow and Whether Fee Levels Would Reflect Such Economies of Scale.

The Directors considered the extent to which economies of scale would be realized as the Funds grow, and whether the proposed fee levels reflect these economies of scale for the benefit of Fund investors. The Directors noted that the Adviser expects its distribution plans and capabilities to provide an opportunity for the Funds to experience additional growth. The Board considered that there might be some opportunities for reductions in certain fixed operating expenses that might be enjoyed by the Funds depending on the extent to which their assets increase and determined that, to the extent in the

22

Advisory and Administrative Agreement Approval	(Unaudited)

future it were determined that material economies of scale had not been shared with the Funds, the Board would seek to have those economies of scale shared with the Funds.

Comparison of Services to be Rendered and Fees to be Paid.

The Board discussed the services expected to be provided to the Funds by the Adviser, and the proposed Management Fees to be charged to the Funds for those services. Representatives of the Adviser stated information regarding the fee and expense ratio for each Fund and comparative information with respect to similar products was not expected to be materially different from the information provided to the Board at its December 2015 meeting. Representatives of the Adviser noted that most of the Funds’ fees and expenses generally should remain within applicable peer group ranges, and that the Management Fee rate is not proposed to change (except for the lowered fee rate for the S&P 500 Index Fund).

In light of the foregoing, the Board, including the Independent Directors, determined that the proposed Management Fees, considered in relation to the services to be provided to the Funds, supported the Board’s approval of the New Investment Advisory and Administration Agreement.

Fall-Out Benefits.

The Board considered actual and potential financial benefits that the Adviser could derive from its relationship with the Funds, including the custody, fund accounting and sub-administration services being provided to the Funds by affiliates of the Adviser. The Board noted, however, that the affiliates of the Adviser had already been providing such services to the Funds pursuant to various services agreements that had been negotiated at arm’s-length prior to the Transaction, and that the Adviser would not derive any additional benefits from such services following the close of the Transaction.

Conclusion.

No single factor was determinative to the Board’s decision. Based on their discussion and such other matters as were deemed relevant, the Directors, including the Independent Directors, concluded that the approval of the New Investment Advisory and Administration Agreement with the Adviser was in the best interests of the Funds.

23

Sub-Advisory Agreement Approval	(Unaudited)

Disclosure for the Board of Directors’ Consideration of the Approval of a New Sub-Advisory Agreement with each of Palisade Capital Management, LLC, Champlain Investment Partners, LLC, GlobeFlex Capital, L.P., Kennedy Capital Management, Inc. and SouthernSun Asset Management, LLC

At the Board Meeting, members of the Board, including a majority of the Independent Directors, who were present at the Board Meeting considered and unanimously approved the new sub-advisory agreements (each, a “New Small-Cap Sub-Advisory Agreement”) between SSGA FM and each of Palisade Capital Management, LLC, Champlain Investment Partners, LLC, GlobeFlex Capital, L.P., Kennedy Capital Management, Inc. and SouthernSun Asset Management, LLC (collectively, the “Small-Cap Equity Fund Sub-Advisers”). The Directors noted that they had previously considered and approved the current sub-advisory agreements between GEAM and each Small-Cap Equity Fund Sub-Adviser (each, an “Existing Sub-Advisory Agreement”) at meetings held on December 16 and 18, 2015. For that reason, the Directors focused on information with respect to those Small-Cap Equity Fund Sub-Advisers that had changed since that prior approval, but otherwise relied in part on their prior determinations, consideration and analysis.

In advance of the Board Meeting, the Board received materials from GEAM, the Adviser and each of the Small-Cap Equity Fund Sub-Advisers, and had the opportunity to ask questions and request additional information in connection with its consideration. The materials detailed, among other things, information about each of the Small-Cap Equity Fund Sub-Advisers and its professional staff, the Small-Cap Equity Fund Sub-Advisers’ experience, expertise, and historical performance in managing similar funds and in servicing institutional clients.

In approving the New Small-Cap Sub-Advisory Agreements with each of the Small-Cap Equity Fund Sub-Advisers, the Directors considered those factors they deemed relevant, including the nature, quality and extent of services expected to be provided by Small-Cap Equity Fund Sub-Advisers. In its deliberations, the Board did not identify any single factor that was dispositive and each Director may have attributed different weights to the various factors. The Directors evaluated this information and all other information made available to them by GEAM, the Adviser and the Small-Cap Equity Fund

Sub-Advisers, as well as the presentations and discussions that occurred at the Board Meeting.

The material factors and conclusions that formed the basis for the Board’s determinations to approve the New Small-Cap Sub-Advisory Agreements with the Small-Cap Equity Fund Sub-Advisers are as discussed below.

The Nature, Extent and Quality of Services Expected to be Provided.

The Directors reviewed the services expected to be provided to the Small-Cap Equity Fund by the Small-Cap Equity Fund Sub-Advisers under the New Small-Cap Sub-Advisory Agreements. The Board noted that as a result of the Transaction, there was not expected to be any material changes in the nature, extent or quality of the sub-advisory services currently provided by the Small-Cap Equity Fund Sub-Advisers, or in the portfolio management of the Small-Cap Equity Fund. The Board focused on its experiences with each Small-Cap Equity Fund Sub-Adviser in connection with its prior and current service as sub-adviser to the Small-Cap Equity Fund. The Board considered each Small-Cap Equity Fund Sub-Adviser’s attributes relating to its investment philosophy oriented toward long-term performance, its process for selecting investments, and its experienced professionals, including research analysts and portfolio managers with experience involving small-cap equity securities, access to significant technological resources and a favorable history and reputation. The Board also considered the review process undertaken by the Adviser and the Adviser’s favorable assessment of the nature and quality of the investment sub-advisory services provided and expected to be provided to the Small-Cap Equity Fund by the Small-Cap Equity Fund Sub-Advisers after consummation of the Transaction.

In light of the foregoing, the Board, including the Independent Directors, concluded that the breadth and quality of services provided by each of the Small-Cap Equity Fund Sub-Advisers was expected to continue to be satisfactory.

Investment Performance of the Small-Cap Equity Fund Sub-Advisers.

The Directors considered the investment performance of the Small-Cap Equity Fund for various periods. The Directors reviewed detailed information provided by the

24

Sub-Advisory Agreement Approval	(Unaudited)

Small-Cap Equity Fund Sub-Advisers comparing their performance to that of relevant securities indices and peer groupings over these periods, at the Meeting as well as the annual contract renewal meetings held on December 16 and 18, 2015. On this basis, the Board, including the Independent Directors, concluded that each Small-Cap Equity Fund Sub-Adviser’s historical performance record in managing its allocated portion of the Small-Cap Equity Fund’s investment portfolio, when viewed together with the other factors considered by the Board, supported a decision to approve New Small-Cap Sub-Advisory Agreements.

Cost of the Services to be Provided to the Small-Cap Equity Fund.

The Board considered the proposed fees payable under the New Small-Cap Sub-Advisory Agreements, noting that the fees would be paid by the Adviser, and not the Small-Cap Equity Fund. The Board considered that the proposed fee rates to be paid to the Small-Cap Equity Fund Sub-Advisers by the Adviser under the New Small-Cap Sub-Advisory Agreements were the same as the fee rates paid under the Existing Sub-Advisory Agreements with the Small-Cap Equity Fund Sub-Advisers and have been negotiated at arm’s-length. The Board concluded that the fees payable to each of the Small-Cap Equity Fund Sub-Advisers by the Adviser under the New Sub-Advisory Agreements with the Small-Cap Equity Fund Sub-Advisers with respect to the assets to be allocated to each Small-Cap Equity Fund Sub-Adviser were reasonable and appropriate.

In addition, the Board recognized that, because the fee rates payable to the Small-Cap Equity Fund Sub-Advisers were the same as the fee rates paid under the Existing Sub-Advisory Agreements and would be paid by the Adviser, an analysis of profitability was more appropriate in the context of the Board’s consideration of the Small-Cap Equity Fund’s New Investment Advisory and Administration Agreement with the Adviser. Accordingly, considerations of profitability with respect to approval of the New Small-Cap Sub-Advisory Agreements with the

Small-Cap Equity Fund Sub-Advisers were not relevant to the Board’s determination to approve such agreements.

The Extent to Which Economies of Scale Would be Realized as the Fund Grows and Whether Fee Levels Would Reflect Such Economies of Scale.

The Directors considered the extent to which economies of scale would be realized as the Small-Cap Equity Fund grows, and whether fee levels reflect these economies of scale for the benefit of Small-Cap Equity Fund investors. The Board recognized that this consideration is less relevant with respect to the proposed sub-advisory fees, because the Adviser will pay Small-Cap Equity Fund Sub-Advisers out of its advisory fees received from the Small-Cap Equity Fund, and noted that the Board considered economies of scale for the Small-Cap Equity Fund in connection with the Small-Cap Equity Fund’s New Investment Advisory and Administration Agreement with the Adviser. The Board also recognized the benefits to the Small-Cap Equity Fund of being able to leverage a favorable cost structure achieved with respect to the Small-Cap Equity Fund’s other operating expenses as a result of the Adviser’s large overall base of assets under management.

Comparison of Services to be Rendered and Fees to be Paid.

The Board reviewed and discussed the services expected to be provided to the Small-Cap Equity Fund by each of the Small-Cap Equity Fund Sub-Advisers, and the proposed fee rates to be charged to the Adviser for those services. The Directors noted that they had reviewed the comparative fee information provided by each of the Small-Cap Equity Fund Sub-Advisers at the December 16 and 18, 2015 board meetings with respect to comparable mutual fund or other client accounts managed by each of the Small-Cap Equity Fund Sub-Advisers.

The Board, including the Independent Directors, concluded that, based on this information, the proposed sub-advisory fees were reasonable in relation to the services expected to be provided to the Small-Cap Equity Fund.

Fall-Out Benefits.

The Board considered that there may be financial benefits that Small-Cap Equity Fund Sub-Advisers may derive from their relationships with the Adviser and the Small-Cap Equity Fund, including soft dollar commission benefits generated through the Small-Cap Equity Fund portfolio transactions. The Board noted, however, that the Small-Cap Equity Fund should benefit from the resources expected to be made available through the Small-Cap

25

Sub-Advisory Agreement Approval	(Unaudited)

Equity Fund Sub-Advisers, and that the Fund represents only a small portion of the assets managed by the Small-Cap Equity Fund Sub-Advisers.

The Board did not view this consideration as having a material effect on its overall view of the reasonableness of the proposed fees under the New Small-Cap Sub-Advisory Agreements.

Conclusion.

No single factor was determinative to the Board’s decision. Based on the Directors’ discussion and such other matters as were deemed relevant, the Board, including the Directors who are not interested persons (as defined in the Investment Company Act of 1940, as amended) of the Small-Cap Equity Fund, concluded that the New Sub-Advisory Agreements were in the best interest of the Small-Cap Equity Fund.

26

Special Meeting of Shareholders — Voting Results	(Unaudited)

On June 22, 2016, the GE Investments Funds, Inc. (the “Company”) held a special meeting of shareholders of each series portfolio of the Company (collectively, the “Funds”), including shareholders of the Small-Cap Equity Fund (the “Fund”). Shareholders of record on April 22, 2016 were entitled to vote on the proposals. For each proposal, except Proposal 2, shareholders voted on a fund-by-fund basis. For Proposal 2, shareholders of all Funds voted together and not by Fund or share class. At the meeting, all proposals were approved by the Fund’s shareholders and the following votes were recorded:

Proposal 1:

Approval of a new investment advisory and administration agreement with SSGA Funds Management, Inc. (“SSGA FM”), pursuant to which SSGA FM will replace GE Asset Management Incorporated (“GEAM”) as investment adviser and administrator to the Funds upon consummation of the sale of the asset management and advisory services business conducted by GEAM and certain of its subsidiaries (the “Transaction”).

	No. of Shares	% of Outstanding Shares	% of Shares Present
Affirmative	2,873,946.866	96.215%	96.215%
Against	71,454.297	2.392%	2.392%
Abstain	41,590.343	1.393%	1.393%
Total	2,986,991.506	100.000%	100.000%

Proposal 2:

Approval of the election of John R. Costantino, Jeanne M. La Porta, R. Sheldon Johnson and Donna M. Rapaccioli to the Board of Directors of the Company (the “Board”).

Company votes:

	No. of Shares	% of Outstanding Shares	% of Shares Present
		Mr. John R. Costantino
Affirmative	148,179,044.354	97.652%	97.652%
Withhold	3,563,007.674	2.348%	2.348%
Total	151,742,052.028	100.000%	100.000%
		Ms. Jeanne M. La Porta
Affirmative	148,058,265.073	97.572%	97.572%
Withhold	3,683,786.955	2.428%	2.428%
Total	151,742,052.028	100.000%	100.000%
		Mr. R. Sheldon Johnson
Affirmative	148,154,711.538	97.636%	97.636%
Withhold	3,587,340.490	2.364%	2.364%
Total	151,742,052.028	100.000%	100.000%
		Ms. Donna M. Rapaccioli
Affirmative	148,234,766.100	97.689%	97.689%
Withhold	3,507,285.928	2.311%	2.311%
Total	151,742,052.028	100.000%	100.000%

27

Special Meeting of Shareholders — Voting Results	(Unaudited)

Fund votes:

	No. of Shares	% of Outstanding Shares	% of Shares Present
		Mr. John R. Costantino
Affirmative	2,909,782.588	97.415%	97.415%
Withhold	77,208.918	2.585%	2.585%
Total	2,986,991.506	100.000%	100.000%
		Ms. Jeanne M. La Porta
Affirmative	2,908,887.827	97.385%	97.385%
Withhold	78,103.679	2.615%	2.615%
Total	2,986,991.506	100.000%	100.000%
		Mr. R. Sheldon Johnson
Affirmative	2,911,107.183	97.460%	97.460%
Withhold	75,884.323	2.540%	2.540%
Total	2,986,991.506	100.000%	100.000%
		Ms. Donna M. Rapaccioli
Affirmative	2,909,274.658	97.398%	97.398%
Withhold	77,716.848	2.602%	2.602%
Total	2,986,991.506	100.000%	100.000%

Proposal 3:

Approval of manager-of-managers authority for SSGA FM, whereby SSGA FM may, subject to approval of the Board, enter into and materially amend investment sub-advisory agreements with unaffiliated sub-advisers for a Fund without obtaining shareholder approval in each case.

	No. of Shares	% of Outstanding Shares	% of Shares Present
Affirmative	2,877,174.316	96.323%	96.323%
Against	63,625.656	2.130%	2.130%
Abstain	46,191.534	1.547%	1.547%
Total	2,986,991.506	100.000%	100.000%

Proposal 4:

A.	Approval of an investment sub-advisory agreement for the Fund between SSGA FM and Palisade Capital Management, LLC. (“Palisade”), pursuant to which the sub-advisory arrangement with Palisade will continue subsequent to the termination of Palisade’s current sub-advisory agreement with respect to the Fund as a result of the Transaction.

	No. of Shares	% of Outstanding Shares	% of Shares Present
Affirmative	2,827,488.359	94.660%	94.660%
Against	85,717.543	2.870%	2.870%
Abstain	73,785.604	2.470%	2.470%
Total	2,986,991.506	100.000%	100.000%

B.	Approval of an investment sub-advisory agreement for the Fund between SSGA FM and Champlain Investment Partners, LLC. (“Champlain”), pursuant to which the sub-advisory arrangement with Champlain will continue subsequent to the termination of Champlain’s current sub-advisory agreement with respect to the Fund as a result of the Transaction.

	No. of Shares	% of Outstanding Shares	% of Shares Present
Affirmative	2,826,980.429	94.643%	94.643%
Against	84,392.949	2.825%	2.825%
Abstain	75,618.128	2.532%	2.532%
Total	2,986,991.506	100.000%	100.000%

28

Special Meeting of Shareholders — Voting Results	(Unaudited)

C.	Approval of an investment sub-advisory agreement for the Fund between SSGA FM and GlobeFlex Capital, L.P. (“GlobeFlex”), pursuant to which the sub-advisory arrangement with GlobeFlex will continue subsequent to the termination of GlobeFlex’s current sub-advisory agreement with respect to the Fund as a result of the Transaction.

	No. of Shares	% of Outstanding Shares	% of Shares Present
Affirmative	2,831,132.845	94.782%	94.782%
Against	81,565.127	2.731%	2.731%
Abstain	74,293.534	2.487%	2.487%
Total	2,986,991.506	100.000%	100.000%

D.	Approval of an investment sub-advisory agreement for the Fund between SSGA FM and Kennedy Capital Management, Inc. (“Kennedy”), pursuant to which the sub-advisory arrangement with Kennedy will continue subsequent to the termination of Kennedy’s current sub-advisory agreement with respect to the Fund as a result of the Transaction.

	No. of Shares	% of Outstanding Shares	% of Shares Present
Affirmative	2,826,230.656	94.618%	94.618%
Against	84,423.319	2.826%	2.826%
Abstain	76,337.531	2.556%	2.556%
Total	2,986,991.506	100.000%	100.000%

E.	Approval of an investment sub-advisory agreement for the Fund between SSGA FM and SouthernSun Asset Management LLC. (“SouthernSun”), pursuant to which the sub-advisory arrangement with SouthernSun will continue subsequent to the termination of SouthernSun’s current sub-advisory agreement with respect to the Fund as a result of the Transaction.

	No. of Shares	% of Outstanding Shares	% of Shares Present
Affirmative	2,830,107.178	94.748%	94.748%
Against	83,098.724	2.782%	2.782%
Abstain	73,785.604	2.470%	2.470%
Total	2,986,991.506	100.000%	100.000%

29

Additional Information	(Unaudited)

Information about Directors and Executive Officers:

The business and affairs of the Fund are managed under the direction of the Fund’s Board of Directors. Information pertaining to the Directors and officers of the Fund is set forth below. Matthew J. Simpson resigned as a Director of the Fund effective June 30, 2016.

Interested Directors and Executive Officers

Jeanne M. La Porta

Address  c/o SSGA FM 1600 Summer St. Stamford, CT 06905

Age  50

Position(s) Held with Fund  Director and President

Term of Office and Length of Time Served  Until successor is elected and qualified – 2 years

Principal Occupation(s) During Past 5 Years  Senior Managing Director at State Street Global Advisors since July 2016; President of GE Retirement Savings Plan Funds since July 2016; Senior Vice President and Commercial Operations Leader at GEAM from March 2014 to July 2016; President of GE Institutional Funds and GE Investments Funds, Inc. since April 2014; President and Trustee of GEAM’s UCITs Funds from March 2014 to November 2014; Senior Vice President and Commercial Administrative Officer at GEAM from April 2010 to March 2014; Vice President of GE Institutional Funds since July 2003; Vice President of Elfun Funds since October 2003; Vice President of GE Retirement Savings Plan Funds from October 2003 to July 2016; Secretary of GE Funds from July 2007 to September 2010 and Vice President from July 2007 to February 2011; Senior Vice President and Deputy General Counsel of GEAM from October 2007 to April 2010; Vice President and Assistant Secretary of Elfun Funds and GE Retirement Savings Plan Funds from July 2003 to June 2010; and Vice President and Associate General Counsel – Marketing and Client Services (formerly Asset Management Services) at GEAM from May 1997 to October 2007.

Number of Portfolios in Fund Complex Overseen by Director  22

Other Directorships Held by Director  Trustee and President of GE Institutional Funds since 2014; Trustee of Elfun Funds since 2014.

Brian Harris

Address   c/o SSGA FM State Street Financial Center One Lincoln Street Boston, MA 02111-2900

Age  43

Position(s) Held with Fund  Deputy Chief Compliance Officer

Term of Office and Length of Time Served  Until successor is elected and qualified – less than 1 year

Principal Occupation(s) During Past 5 years  Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (June 2013 - present)*; Senior Vice President and Global Head of Investment Compliance, BofA Global Capital Management (2010-2013); Director of Compliance, AARP Financial Inc. (2008-2010).

Number of Portfolios in Fund Complex Overseen by Officer  N/A

Other Directorships Held by Officer  N/A

Bruce S. Rosenberg

Address  c/o SSGA FM State Street Financial Center One Lincoln Street Boston, MA 02111-2900

Age  55

Position(s) Held with Fund  Assistant Treasurer

Term of Office and Length of Time Served  Until successor is elected and qualified – less than 1 year

Principal Occupation(s) During Past 5 years  Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 – present); Director, Credit Suisse (April 2008 – July 2015).

Number of Portfolios in Fund Complex Overseen by Officer  N/A

Other Directorships Held by Officer  N/A

Ann M. Carpenter

Address  c/o SSGA FM State Street Financial Center One Lincoln Street Boston, MA 02111-2900

Age  50

Position(s) Held with Fund  Assistant Treasurer

Term of Office and Length of Time Served  Until successor is elected and qualified – less than 1 year

Principal Occupation(s) During Past 5 years  Chief Operating Officer, SSGA Funds Management, Inc. (April 2014 – present); Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (2005 – present).*

Number of Portfolios in Fund Complex Overseen by Officer  N/A

Other Directorships Held by Officer  N/A

Chad C. Hallett

Address  c/o SSGA FM State Street Financial Center One Lincoln Street Boston, MA 02111-2900

Age  47

Position(s) Held with Fund  Assistant Treasurer

Term of Office and Length of Time Served  Until successor is elected and qualified – less than 1 year

Principal Occupation(s) During Past 5 years  Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 – present); Vice President, State Street Bank and Trust Company (2001 – November 2014).

Number of Portfolios in Fund Complex Overseen by Officer  N/A

Other Directorships Held by Officer  N/A

*	Served in various capacities and/or with various affiliated entities during noted time period.

30

Additional Information	(Unaudited)

JoonWon Choe

Address  c/o SSGA FM 1600 Summer St. Stamford, CT 06905

Age  46

Position(s) Held with Fund  Vice President & Secretary

Term of Office and Length of Time Served  Until successor is elected and qualified – 5 years

Principal Occupation(s) During Past 5 years  Managing Director and Managing Counsel at State Street Global Advisors since July 2016; Senior Vice President and Deputy General Counsel at GEAM from March 2011 to July 2016; Vice President and Secretary of GE Institutional Funds since September 2010; Vice President and Assistant Secretary of GE Retirement Savings Plan Funds since September 2010; Vice President and Assistant Secretary of Elfun Funds from September 2010 to July 2016; Senior Vice President and Associate General Counsel at GEAM from June 2010 to March 2011; Vice President and Associate General Counsel of GEAM from November 2005 to June 2010; and Vice President and Secretary of GE Funds from September 2010 to February 2011.

Number of Portfolios in Fund Complex Overseen by Officer  N/A

Other Directorships Held by Officer  N/A

Robert Herlihy

Address  c/o SSGA FM 1600 Summer St. Stamford, CT 06905

Age  48

Position(s) Held with Fund  Chief Compliance Officer

Term of Office and Length of Time Served  Until successor is elected and qualified – 10 years

Principal Occupation(s) During Past 5 years   Managing Director at State Street Global Advisors since July 2016; Deputy Chief Compliance Officer of Elfun Funds since July 2016; Chief Compliance Officer of GE Institutional Funds and GE Retirement Savings Plan Funds since July 2005; Chief Compliance Officer of GEAM and Elfun Funds from July 2005 to July 2016; Chief Compliance Officer of GE Funds from July 2005 to February 2011; and Manager of Fund Administration at GEAM from 2002-2005.

Number of Portfolios in Fund Complex Overseen by Officer  N/A

Other Directorships Held by Officer  N/A

Arthur A. Jensen

Address  c/o SSGA FM 1600 Summer St. Stamford, CT 06905

Age  49

Position(s) Held with Fund  Treasurer

Term of Office and Length of Time Served  Until successor is elected and qualified – 5 years

Principal Occupation(s) During Past 5 years  Vice President at State Street Global Advisors since July 2016; Deputy Treasurer of Elfun Funds since July 2016; Treasurer of GE Institutional Funds and GE Retirement Savings Plan Funds since June 2011; Treasurer of Elfun Funds from June 2011 to July 2016; Mutual Funds Controller of GEAM from April 2011 to July 2016; Senior Vice President at Citigroup from 2008 to 2010; and Vice President at JPMorgan from 2005 to 2008.

Number of Portfolios in Fund Complex Overseen by Officer  N/A

Other Directorships Held by Officer  N/A

Non-Interested Directors

John R. Costantino

Address    c/o SSGA FM 1600 Summer St. Stamford, CT 06905

Age    69

Position(s) Held with Fund    Chairman of the Board

Term of Office and Length of Time Served    Until successor is elected and qualified – 19 years

Principal Occupation(s) During Past 5 years    General Partner, NGN Capital LLC since 2006; and Managing Director, Vice President of Walden Capital Management since 1996.

Number of Portfolios in Fund Complex Overseen by Director    16

Other Directorships Held by Director    Trustee of GE Institutional Funds since 1997; Trustee of Fordham University from 1989 to 1995 and from 2001 to 2007 and Trustee Emeritus since 2007; Trustee of NeuroScience Research Institute since 1986; Trustee of GE Funds from 1993 to February 2011; Director of Artes Medical from 2006 to 2008; and Trustee of Gregorian University Foundation from 1992 to 2007.

R. Sheldon Johnson

Address    c/o SSGA FM 1600 Summer St. Stamford, CT 06905

Age    69

Positions(s) Held with Fund    Director

Term of office and Length of Time served    Until successor is elected and qualified – 5 years

Principal Occupation(s) During Past 5 years    Retired, 2006 to present; Head of Global Institutional Equity Sales and Marketing at Morgan Stanley & Co., Inc. from 2002 to 2006 and Managing Director at Morgan Stanley & Co., Inc. from 1988 to 2006.

Number of Portfolios in Fund Complex Overseen by Director    16

Other Directorships Held by Director    Trustee of GE Institutional Funds since April 2011 and Trustee of St. Lawrence University since 2003.

Donna M. Rapaccioli

Address    c/o SSGA FM 1600 Summer St. Stamford, CT 06905

Age    53

Position(s) Held with Fund    Director

Term of Office and Length of Time Served    Until successor is elected and qualified — 4 years

Principal Occupation(s) During Past 5 Years    Dean of the Gabelli School of Business since 2007 and Accounting professor since 1987 at Fordham University.

Number of Portfolios in Fund Complex Overseen by Officer    16

Other Directorships Held by Director    Trustee of GE Institutional Funds since January 2012 and Trustee of Emmanuel College since 2010.

The Statement of Additional Information for the Funds includes additional information about the Directors and Officers and is available, without charge, upon request by calling 1-800-242-0134.

31

Investment Team	(Unaudited)

Investment Adviser and Administrator

SSGA Funds Management, Inc.

Board of Directors

John R. Costantino, Chairman

R. Sheldon Johnson

Jeanne M. La Porta

Donna M. Rapaccioli

Secretary

JoonWon Choe

Assistant Secretary

Michelle Matzelle

Treasurer

Arthur A. Jensen

Assistant Treasurers

Bruce S. Rosenberg

Ann M. Carpenter

Chad C. Hallett

Distributor

State Street Global Markets, LLC

Member FINRA and SIPC

Custodian

State Street Bank & Trust Company

32

Investment Adviser

SSGA Funds Management, Inc.

1600 Summer Street

Stamford, CT 06905

or at:

P.O. Box 7900

Stamford, CT 06904-7900

Distributor

State Street Global Markets, LLC

Member FINRA and SIPC

State Street Financial Center

One Lincoln Street

Boston, MA 02111

www.geam.com

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 1-800-242-0134; (ii) on the Fund’s website at http://www.geam.com; and (iii) on the Commission’s website at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC – information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at http://www.geam.com; and (ii) on the Commission’s website at http://www.sec.gov.

GE Investments Funds, Inc.

Real Estate Securities Fund

Semi-Annual Report

June 30, 2016

GE Investments Funds, Inc.

Real Estate Securities Fund

This report is prepared for Policyholders of certain variable contracts and may be distributed to others only if preceded or accompanied by the variable contract’s current prospectus and the current summary prospectus of the Fund available for investments thereunder.

Real Estate Securities Fund	(Unaudited)

Fund Information

Notes to Performance

Total return performance shown in this report for the GE Investments Real Estate Securities Fund (“the Fund”) takes into account changes in share price and assumes reinvestment of dividends and capital gains distributions, if any. Total returns shown are net of Fund fees and expenses but do not reflect fees and charges associated with the variable contracts such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the Fund’s total returns for all periods shown.

The performance data quoted represents past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Periods less than one year are not annualized. Please call 800-242-0134 or visit the Fund’s website at http://www.geam.com for the most recent month-end performance data.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. An investment in the Fund is subject to risk, including possible loss of principal invested.

Investment Profile

A mutual fund designed for investors who seek maximum total return through current income and capital appreciation. The Fund seeks to achieve its investment objective by investing at least 80% of its net assets under normal circumstances in equity securities, such as common and preferred stocks, and debt securities of U.S. issuers that are principally engaged in or related to the real estate industry, including those that own significant real estate assets. The Fund does not invest directly in real estate.

Sector Allocation

Portfolio Compositions as a % of Fair Value of Investments of $78,878 (in thousands) on June 30, 2016 (a)(b)

Top Ten Largest Holdings

as a % of Fair Value of Investments of $78,878 (in thousands) on June 30, 2016 (a)(b)

Simon Property Group Inc.	7.38%
Welltower Inc.	5.32%
Public Storage	4.87%
Equinix Inc.	3.66%
AvalonBay Communities Inc.	3.63%
Duke Realty Corp.	2.94%
Boston Properties Inc.	2.76%
HCP Inc.	2.66%
Host Hotels & Resorts Inc.	2.63%
STORE Capital Corp.	2.58%

(a)	Fair Value basis is inclusive of short-term investment in State Street Institutional U.S. Government Money Market Fund Class G Shares.

(b)	The securities information regarding holdings, allocations and other characteristics is presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

State Street Global Markets, LLC, Member of FINRA & SIPC, is the principal underwriter and distributor of the GE Investments Funds, Inc. and a wholly owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. The Fund pays State Street Bank and Trust Company for its services as custodian and Fund Accounting agent, and pays SSGA Funds Management, Inc. for investment advisory and administration services.

1

Real Estate Securities Fund	(Unaudited)

Understanding Your Fund’s Expenses

As a shareholder of the Fund, you incur ongoing costs. Ongoing costs include portfolio management fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended June 30, 2016.

Actual Expenses

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given under the heading “Expenses paid during the period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs, such as sales charges or redemption fees, if any. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. Additionally, the expenses shown do not reflect the fees or charges associated with variable contracts through which shares of the Fund are offered.

January 1, 2016 – June 30, 2016

	Account value at the beginning of the period ($)	Account value at the end of the period ($)	Expenses paid during the period ($)*
Actual Fund Return	1,000.00	1,135.30	5.10
Hypothetical 5% Return (2.5% for the period)	1,000.00	1,020.09	4.82

*	Expenses are equal to the Fund’s annualized net expense ratio of 0.96% (for the period January 1, 2016 – June 30, 2016), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

2

Real Estate Securities Fund

Schedule of Investments	June 30, 2016 (Unaudited)

Real Estate Securities Fund

	Number of Shares	Fair Value
Common Stock (REITs) — 99.2%†

Alternate Housing — 2.8%

American Homes 4 Rent, Class A	32,940	$674,611
Colony Starwood Homes	12,821	390,015
Education Realty Trust Inc.	25,430	1,173,340
		2,237,966

Diversified — 3.4%

Vornado Realty Trust	18,640	1,866,237
Washington Real Estate Investment Trust	26,840	844,386
		2,710,623

Freestanding — 5.6%

National Retail Properties Inc.	32,250	1,667,970
Spirit Realty Capital Inc.	58,390	745,640
STORE Capital Corp.	69,140	2,036,173
		4,449,783

Healthcare — 12.6%

Care Capital Properties Inc.	12,389	324,716
HCP Inc.	59,420	2,102,279
Healthcare Realty Trust Inc.	8,700	304,413
Healthcare Trust of America Inc.	41,080	1,328,527
Ventas Inc.	24,180	1,760,788
Welltower Inc.	55,110	4,197,729
		10,018,452

Hotel — 4.8%

Chesapeake Lodging Trust	10,270	238,778
DiamondRock Hospitality Co.	30,480	275,234
Hospitality Properties Trust	13,620	392,256
Host Hotels & Resorts Inc.	128,040	2,075,529
Sunstone Hotel Investors Inc.	67,232	811,490
		3,793,287

Industrial — 8.3%

Duke Realty Corp.	86,865	2,315,821
First Industrial Realty Trust Inc.	8,390	233,410
Liberty Property Trust	37,860	1,503,799
Prologis Inc.	36,930	1,811,047
PS Business Parks Inc.	6,540	693,763
		6,557,840

Multifamily — 13.0%

Apartment Investment & Management Co., Class A	32,460	1,433,434
AvalonBay Communities Inc.	15,870	2,862,789
Camden Property Trust	17,200	1,520,824
Equity Residential	19,380	1,334,894
Essex Property Trust Inc.	7,100	1,619,439

	Number of Shares	Fair Value
Post Properties Inc.	5,930	$362,027
UDR Inc.	31,560	1,165,195
		10,298,602

Office — 10.4%

Boston Properties Inc.	16,530	2,180,307
Columbia Property Trust Inc.	13,840	296,176
Corporate Office Properties Trust	25,380	750,487
Douglas Emmett Inc.	17,690	628,349
Easterly Government Properties Inc.	10,410	205,389
Empire State Realty Trust Inc., Class A	49,070	931,839
Highwoods Properties Inc.	29,120	1,537,536
Hudson Pacific Properties Inc.	28,120	820,542
Kilroy Realty Corp.	3,370	223,397
SL Green Realty Corp.	6,190	659,049
		8,233,071

Regional Malls — 12.0%

General Growth Properties Inc.	62,610	1,867,030
Simon Property Group Inc.	26,840	5,821,596
The Macerich Co.	21,010	1,794,044
		9,482,670

Self Storage — 7.3%

CubeSmart	39,270	1,212,658
Public Storage	15,020	3,838,962
Sovran Self Storage Inc.	6,760	709,259
		5,760,879

Shopping Centers — 10.1%

Equity One Inc.	50,890	1,637,640
Federal Realty Investment Trust	3,170	524,793
Kimco Realty Corp.	47,020	1,475,488
Kite Realty Group Trust	12,750	357,383
Ramco-Gershenson Properties Trust	16,080	315,329
Regency Centers Corp.	13,210	1,106,073
Urban Edge Properties	28,160	840,858
Weingarten Realty Investors	41,960	1,712,807
		7,970,371

Specialty — 8.9%

CyrusOne Inc.	31,320	1,743,271
Digital Realty Trust Inc.	15,820	1,724,222
Equinix Inc.	7,440	2,884,711
QTS Realty Trust Inc., Class A	12,010	672,320
		7,024,524

Total Common Stock (REITs) (Cost $65,927,013)		78,538,068

See Notes to Schedule of Investments and Notes to Financial Statements.

3

Real Estate Securities Fund

Schedule of Investments	June 30, 2016 (Unaudited)

	Fair Value
Short-Term Investments — 0.4%

State Street Institutional U.S. Government Money Market Fund — Class G Shares 0.29% (Cost $339,496)	$339,496	(a,b)

Total Investments (Cost $66,266,509)	78,877,564

Other Assets and Liabilities, net — 0.4%	321,118

NET ASSETS — 100.0%	$79,198,682

See Notes to Schedule of Investments and Notes to Financial Statements.

4

Notes to Schedule of Investments	June 30, 2016 (Unaudited)

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, effective July 1, 2016, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(b)	Coupon amount represents effective yield.

†	Percentages are based on net assets as of June 30, 2016.

Abbreviations:

REIT	—	Real Estate Investment Trust

5

Financial Highlights

Selected data based on a share outstanding throughout the periods indicated

	6/30/16†		12/31/15	12/31/14		12/31/13		12/31/12		12/31/11
Inception date	—		—	—		—		—		5/1/95
Net asset value, beginning of period	$13.30		$14.74	$12.68		$13.27		$11.58		$10.68
Income/(loss) from investment operations:
Net investment income	0.23		0.29	0.28		0.19		0.29		0.21
Net realized and unrealized gains/(losses) on investments	1.57		0.41	3.79		0.16		1.65		0.84
Total income from investment operations	1.80		0.70	4.07		0.35		1.94		1.05
Less distributions from:
Net investment income	—		0.28	0.29		0.20		0.25		0.15
Net realized gains	—		1.86	1.72		0.74		—		—
Total distributions	—		2.14	2.01		0.94		0.25		0.15
Net asset value, end of period	$15.10		$13.30	$14.74		$12.68		$13.27		$11.58
TOTAL RETURN (a)	13.53%		4.56%	31.90%		2.60%		16.79%		9.85%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)	$79,199		$78,912	$91,007		$102,603		$76,751		$75,012
Ratios to average net assets:
Net expenses	0.96%	*	0.95%	0.94%	(b)	0.96%	(b)	0.98%	(b)	1.04%	(b)
Gross expenses	0.96%	*	0.95%	0.94%		0.96%		0.98%		1.04%
Net investment income	3.16%	*	1.80%	1.57%		1.50%		2.13%		1.73%
Portfolio turnover rate	31%		57%	53%		82%		49%		69%

Notes to Financial Highlights

(a)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions and do not include the effect of insurance contract charges. Past performance does not guarantee future results.
(b)	Includes contractual management fee waiver related to the Fund’s investments in the GE Institutional Money Market Fund (the “Money Market Fund”). The fee waiver agreement was terminated effective June 30, 2014 with the closure of the Money Market Fund.
†	Unaudited.
*	Annualized for periods less than one year.

The accompanying Notes are an integral part of these financial statements.

6

Statement of Assets and Liabilities June 30, 2016	(Unaudited)

ASSETS
Investments in securities, at fair value (cost $65,927,013)	$78,538,068
Short-term investments, at fair value (cost $339,496)	339,496
Receivable for investments sold	700,855
Income receivables	219,949
Total assets	79,798,368
LIABILITIES
Payable for investments purchased	426,939
Payable for fund shares redeemed	93,930
Payable to the Adviser	53,292
Accrued other expenses	25,525
Total liabilities	599,686
NET ASSETS	$79,198,682
NET ASSETS CONSIST OF:
Capital paid in	$61,053,078
Undistributed (distributions in excess of) net investment income	1,340,576
Accumulated net realized gain	4,193,973
Net unrealized appreciation (depreciation) on:
Investments	12,611,055
NET ASSETS	$79,198,682

Shares outstanding ($0.01 par value; unlimited shares authorized)	5,243,279
Net asset value per share	$15.10

(1)	Deposits at broker for futures contracts.

The accompanying Notes are an integral part of these financial statements.

7

Statement of Operations For the period ended June 30, 2016	(Unaudited)

INVESTMENT INCOME
Income
Dividend	$1,552,234
Interest	1,038
Total income	1,553,272
Expenses
Advisory and administration fees	321,640
Directors’ fees	2,635
Custody and accounting expenses	15,583
Professional fees	10,252
Other expenses	12,651
Total expenses	362,761
Net investment income	$1,190,511
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on investments	$2,918,331
Increase (decrease) in unrealized appreciation/(depreciation) on investments	5,609,897
Net realized and unrealized gain (loss) on investments	8,528,228
Net increase in net assets resulting from operations	$9,718,739

The accompanying Notes are an integral part of these financial statements.

8

Statements of Changes in Net Assets

	Six Months Ended June 30, 2016*	Year Ended December 31, 2015

INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$1,190,511	$1,519,783
Net realized gain (loss) on investments	2,918,331	8,559,531
Net increase (decrease) in unrealized appreciation/depreciation on investments	5,609,897	(6,283,119)
Net increase (decrease) from operations	9,718,739	3,796,195
Distributions to shareholders from:
Net investment income	—	(1,423,065)
Net realized gains	—	(9,557,654)
Total distributions	—	(10,980,719)
Increase (decrease) in assets from operations and distributions	9,718,739	(7,184,524)
Share transactions:
Proceeds from sale of shares	919,655	4,005,511
Value of distributions reinvested	—	10,980,719
Cost of shares redeemed	(10,352,160)	(19,895,918)
Net increase (decrease) from share transactions	(9,432,505)	(4,909,688)
Total increase (decrease) in net assets	286,234	(12,094,212)

NET ASSETS
Beginning of period	78,912,448	91,006,660
End of period	$79,198,682	$78,912,448
Undistributed (distributions in excess of) net investment income, end of period	$1,340,576	$150,065

CHANGES IN FUND SHARES
Shares sold	68,723	268,040
Issued for distributions reinvested	—	815,198
Shares redeemed	(756,890)	(1,324,842)
Net decrease in fund shares	(688,167)	(241,604)

*	Unaudited.

The accompanying Notes are an integral part of these financial statements.

9

Notes to Financial Statements	June 30, 2016 (Unaudited)

1.	Organization of the Company

GE Investments Funds, Inc. (the “Company”) was incorporated under the laws of the Commonwealth of Virginia on May 14, 1984 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is currently composed of eleven investment portfolios (collectively, the “Funds”), although only the following eight are currently being offered: U.S. Equity Fund, S&P 500 Index Fund, Premier Growth Equity Fund, Core Value Equity Fund, Small-Cap Equity Fund, Total Return Fund, Income Fund and Real Estate Securities Fund (the “Fund”). Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services—Investment Companies.

Shares of the Funds of the Company are offered only to insurance company separate accounts that fund certain variable life insurance contracts and variable annuity contracts. SSGA Funds Management, Inc. (“SSGA FM”) is the investment adviser and administrator of each of the Funds effective July 1, 2016. Prior to July 1, 2016, GE Asset Management Incorporated (“GEAM”) served as the investment adviser and administrator to each Fund.

The Company currently offers one share class (Class 1) of the Fund as an investment option for variable life insurance and variable annuity contracts.

2.	Summary of Significant Accounting Policies

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

Subsequent events after the balance sheet date through the date the financial statements were issued have been evaluated in the preparation of the financial statements. There are no items to report.

The following summarizes the significant accounting policies of the Company:

Securities Valuation and Transactions  All investments in securities are recorded at their estimated fair value, as described in Note 3.

Securities transactions are accounted for as of the trade date. Realized gains and losses on investments sold are recorded on the basis of identified cost for both financial statement and federal tax purposes.

Derivatives  The Fund is subject to equity price risk in the normal course of pursuing its investment objective. The Fund may enter into various types of derivative transactions to gain market exposure for residual and accumulating cash positions.

Real Estate Investment Trusts  Dividend income, attributable to real estate investment trusts (“REITs”), is recorded based on management’s estimate of the income included in the distributions received. Distributions received in excess of this amount are recorded as a reduction of the cost of the investments. The actual amounts of income and return of capital are determined by each REIT only after its fiscal year-end and may differ from the estimated amounts.

Investment Income  Corporate actions (including cash dividends) are recorded on the ex-dividend date, net of applicable withholding taxes, except for certain foreign corporate actions which are recorded as soon after the ex-dividend date as such information becomes available. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Interest income is recorded on the accrual basis. Accretion of discounts and amortization of premiums on taxable bonds are to the call or maturity date, whichever is shorter, using the effective yield method.

Expenses  Fund specific expenses are charged to the Fund that incurs such expenses. Such expenses may include custodial fees, legal and accounting fees, printing costs and registration fees. Expenses that are not fund specific are allocated pro rata across the Funds. Expenses of the Fund are generally paid directly by the Fund, however, expenses may be paid by the investment adviser and reimbursed by the Fund.

10

Notes to Financial Statements	June 30, 2016 (Unaudited)

Federal Income Taxes  The Fund intends to comply with all sections of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”) applicable to regulated investment companies, including the distribution of substantially all of its taxable net investment income and net realized capital gains to its shareholders. Therefore, no provision for federal income tax has been made. The Fund is treated as a separate taxpayer for federal income tax purposes.

3.	Securities Valuation

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a framework for measuring fair value and providing related disclosures. Broadly, the framework requires fair value to be determined based on the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. In the absence of active markets for the identical assets or liabilities, such measurements involve developing assumptions based on market observable data and, in the absence of such data, internal information that is consistent with what market participants would use in a hypothetical transaction that occurs at the measurement date. It also establishes a three-level valuation hierarchy based upon observable and non-observable inputs.

Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our market assumptions. Preference is given to observable inputs. These two types of inputs create the following fair value hierarchy:

Level 1 – Quoted prices for identical investments in active markets.

Level 2 – Quoted prices for similar investments in active markets; quoted prices for identical or similar investments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

Level 3 – Significant inputs to the valuation model are unobservable.

Policies and procedures are maintained to value investments using the best and most relevant data available. In addition, pricing vendors are utilized to assist in valuing investments. The investment adviser performs periodic reviews of the methodologies used by independent pricing services including price validation of individual securities.

Fair Value Measurement  The following section describes the valuation methodologies the Fund uses to measure different financial investments at fair value.

The Fund’s portfolio securities are valued generally on the basis of market quotations. Equity securities generally are valued at the last reported sale price on the primary market in which they are traded. Portfolio securities listed on NASDAQ are valued using the NASDAQ Official Closing Price. Level 1 securities primarily include publicly-traded equity securities, which may not necessarily represent the last sales price. If no sales occurred on the exchange or NASDAQ that day, the portfolio security generally is valued using the last reported bid price. In those circumstances, the Fund typically classifies the investment securities in Level 2.

Short-term securities of sufficient credit quality with remaining maturities of sixty days or less at the time of purchase are typically valued on the basis of amortized cost which approximates fair value and these are included in Level 2. If it is determined that amortized cost does not approximate fair value, securities may be valued based on dealer supplied valuations or quotations. In these infrequent circumstances, pricing services may provide the Fund with valuations that are based on significant unobservable inputs, and in those circumstances the investment securities are classified in Level 3.

Investments in registered investment companies are valued at the published daily net asset value (“NAV”) and classified in Level 1.

If prices are not readily available for a portfolio security, or if it is believed that a price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Fund’s Board of Directors that are designed to establish its “fair” value. These securities are typically classified in Level 3. Those procedures require that the fair value of a security be established by a valuation committee of the investment adviser. The valuation committee follows different protocols for different types of investments and circumstances. The fair value procedures may be used to value any investment of the Fund in the appropriate circumstances.

11

Notes to Financial Statements	June 30, 2016 (Unaudited)

Fair value determinations generally are used for securities whose value is affected by a significant event that will materially affect the value of a security and which occurs subsequent to the time of the close of the principal market on which such security trades but prior to the calculation of the Fund’s NAV.

The value established for such a portfolio security valued other than by use of a market quotation (as described above) may be different than what would be produced through the use of market quotations or another methodology. Portfolio securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that the Fund could sell a portfolio security for the value established for it at any time and it is possible that the Fund would incur a loss because a portfolio security is sold at a discount to its established value.

Other financial investments are derivative instruments that are not reflected in total investments, such as futures, forwards, swaps, and written options contracts, which are valued based on fair value as discussed above.

The Fund uses closing prices for derivatives included in Level 1, which are traded either on exchanges or liquid over-the-counter markets. Derivative assets and liabilities included in Level 2 primarily represent interest rate swaps, cross-currency swaps and foreign currency and commodity forward and option contracts. Derivative assets and liabilities included in Level 3 primarily represent interest rate products that contain embedded optionality or prepayment features.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table presents the Fund’s investments measured at fair value on a recurring basis at June 30, 2016:

Investments	Level 1	Level 2	Level 3	Total
Investments in Securities†
Common Stock	$78,538,068	$—	$—	$78,538,068
Short-Term Investments	339,496	—	—	339,496

Total Investments in Securities	$78,877,564	$—	$—	$78,877,564

†	See Schedule of Investments for Industry Classification.

There were no transfers between fair value levels during the period. Transfers between fair value levels are considered to occur at the beginning of the period.

4.	Line of Credit

Prior to July 1, 2016, the Company shared a revolving credit facility of up to $150 million with a number of its affiliates. The credit facility was with the Company’s custodian bank, State Street Bank and Trust Company (“State Street”). The revolving credit facility required the payment of a commitment fee equal to 0.20% per annum on the daily unused portion of the credit facility, payable quarterly. The portion borne by each Fund generally was borne proportionally based upon net assets. Generally, borrowings under the credit facility would accrue interest at the higher of the 1-Month LIBOR plus 1.25% and the Overnight Federal Funds Rate plus 1.25% and would be borne by the borrowing Fund. The maximum amount allowed to be borrowed by any one Fund was the lesser of (i) 33.33% of its total assets or (ii) 20% of its net assets. The credit facility was not utilized by the Fund during the six-month period ended June 30, 2016. The revolving credit facility with State Street was terminated effective June 30, 2016.

Effective July 1, 2016, the Company and other affiliated funds (each, a “Participant” and collectively, the “Participants”) share in a $360 million revolving credit facility provided by a syndication of banks. The Participants are charged an annual commitment fee of 0.12% per annum, which is calculated based on the daily unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses and are paid by each

12

Notes to Financial Statements	June 30, 2016 (Unaudited)

Participant. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of the New York Fed Bank Rate plus 1%. The maximum amount allowed to be borrowed by any one Fund is the lesser of (i) 33.33% of its total assets or (ii) 20% of its net assets.

5.	Compensation and Fees Paid to Affiliates

SSGA FM, a registered investment adviser, was retained by the Company’s Board of Directors effective July 1, 2016 to act as investment adviser and administrator of the Fund. SSGA FM’s compensation for investment advisory and administrative services (“Management Fee”) is paid monthly based on the average daily net assets of the Fund. The Management Fee is stated in the following schedule:

Average Daily Net Assets of Fund		Management Fees
First $	100 million	0.85%
Next $	100 million	0.80%
Over $	200 million	0.75%

Prior to July 1, 2016, GEAM served as the Fund’s investment adviser and administrator and the Fund paid GEAM a Management Fee as stated in the following schedule:

Average Daily Net Assets of Fund		Management Fees
First $	100 million	0.85%
Next $	100 million	0.80%
Over $	200 million	0.75%

Directors’ Compensation  The Fund pays no compensation to its Directors who are officers or employees of SSGA FM or its affiliates. Directors who are not such officers or employees also serve in a similar capacity for other funds advised by SSGA FM. Compensation paid to non-interested Directors are reflected on the Statement of Operations. These fees are allocated pro rata across all of the mutual fund platforms served by the Directors, including the Fund, and are based upon the relative net assets of each fund within such platforms. (For additional information about

Directors’ compensation, please refer to the Funds’ Statement of Additional Information.)

6.	Sub-Advisory Fees

Pursuant to an investment sub-advisory agreement with SSGA FM, CenterSquare Management, Inc. (“CenterSquare”) is the sub-adviser to the Fund. CenterSquare is responsible for the day-to-day portfolio management of the assets of the Fund, including the responsibility for making decisions to buy, sell or hold a particular security, under the general supervision of SSGA FM and the Board. For its services, SSGA FM pays CenterSquare monthly sub-advisory fees which are calculated as a percentage of the average daily net assets of the Fund.

7.	Investment Transactions

Purchases and Sales of Securities  The cost of purchases and the proceeds from sales of investments, other than short-term securities, for the six-month period ended June 30, 2016, were as follows:

Non-U.S. Government Securities
Purchases	Sales
$23,715,368	$31,646,092

8.	Income Taxes

The Fund is subject to ASC 740, Income Taxes (“ASC 740”). ASC 740 provides guidance for financial accounting and reporting for the effects of income taxes that result from an entity’s activities during the year. ASC 740 also provides guidance regarding how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. ASC 740 requires evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more likely than not” of being sustained by the applicable tax authority. There are no adjustments to the Fund’s net assets required under ASC 740. The Fund’s 2012, 2013, 2014, and 2015 fiscal year tax returns are still open to examination by the Federal and applicable state tax authorities.

13

Notes to Financial Statements	June 30, 2016 (Unaudited)

At June 30, 2016, information on the tax cost of investments was as follows:

	Cost of Investments for Tax Purposes	Gross Tax Appreciation	Gross Tax Depreciation	Net Tax Appreciation/ (Depreciation)
Real Estate Securities Fund	$66,378,204	$13,299,491	$(800,131)	$12,499,360

As of December 31, 2015, the Fund had no capital loss carryovers. Capital loss carryovers are available to offset future realized capital gains to the extent provided in the Internal Revenue Code and regulations thereunder. To the extent that these carryover losses are used to offset future capital gains, it is probable that the gains offset will not be distributed to shareholders because they would be taxable as ordinary income.

Any qualified late-year loss is deemed to arise on the first day of the Fund’s next tax year (if the Fund elects to defer such loss). Under this regime, generally, the Fund can elect to defer any post-October capital loss and/or any late-year ordinary loss as defined by the Internal Revenue Code.

The Fund incurred no such losses for the year ended December 31, 2015.

The tax character of distributions paid during the years ended December 31, 2015 and December 31, 2014 were as follows:

Year	Ordinary Income	Long-Term Capital Gains	Total
2015	$2,565,244	$8,415,475	$10,980,719
2014	2,610,239	8,466,423	11,076,662

Distributions to Shareholders  The Fund declares and pays any dividends from net investment income annually. The Fund declares and pays any net realized capital gains in excess of capital loss carryforwards distributions annually. The character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from GAAP. These differences include (but are not limited to) distributions from REITs, dividend re-designations and losses deferred due to wash sale transactions. Reclassifications due to permanent book/tax differences are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. These reclassifications have no impact on net investment income, realized gains or losses, or the NAV of the Fund. The calculation of net investment income per share in the Financial Highlights table excludes these adjustments.

The reclassifications for the year ended December 31, 2015 were as follows:

Undistributed Net Investment Income	Accumulated Net Realized Gain (Loss)	Unrealized Loss	Capital Paid In
$53,347	$(19,116)	$(34,231)	$—

14

Advisory and Administrative Agreement Approval	(Unaudited)

Disclosure for the Board of Directors’ Consideration of the Approval of the New Investment Advisory and Administration Agreements with SSGA Funds Management, Inc.

At a meeting of the Board of Directors held on April 19-20, 2016 (the “Board Meeting”), the Directors, including a majority of the Independent Directors, who were present at the Board Meeting considered and unanimously approved an investment advisory and administration agreement (the “New Investment Advisory and Administration Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”) on behalf of each Fund. In considering whether to approve the New Investment Advisory and Administration Agreement, the Directors considered and discussed a substantial amount of information and analysis provided, at the Board’s request, by the Adviser and GE Asset Management Incorporated (“GEAM”).

Before approving the New Investment Advisory and Administration Agreement on behalf of each Fund, the Board reviewed the information provided with management of the Adviser and GEAM. The Board also reviewed a memorandum prepared by independent legal counsel discussing the legal standards for the consideration of the proposed New Investment Advisory and Administration Agreement, as well as other memoranda and information relevant to the legal standards and related considerations for a transaction such as the one between the Adviser and GEAM. The Independent Directors discussed the New Investment Advisory and Administration Agreement in detail during private sessions in advance of, and at, the Board Meeting with their independent legal counsel at which no representatives of the Adviser or GEAM were present. The Independent Directors and their independent legal counsel requested, and received and considered, additional information from the Adviser and GEAM prior to the Board Meeting.

Prior to and at the Board Meeting, representatives of GEAM and the Adviser explained and discussed with the Board the specific terms of the asset purchase agreement entered into on March 29, 2016 by General Electric Company (“GE”) with State Street Corporation (“SSC”) for the sale of the asset management and advisory services business conducted by GEAM, a wholly owned subsidiary of GE and the Funds’ investment adviser, and certain of its subsidiaries (the “Transaction”) and responded to questions raised by the Board. The Directors posed questions to these representatives and engaged in significant discussions. In addition, in response to their detailed requests, the Board received from the Adviser written responses to its inquiries, which included substantial exhibits and other materials related to the Adviser’s business and the services it proposes to provide to each Fund. The Directors took into account their multi-year experience as Directors and particularly their consideration of the current investment advisory and administration agreements under which GEAM provides investment advisory services to the Funds (the “Existing GEAM Agreements”) in recent years.

The Board also received materials relating to the organizational structure and business of the Adviser, including materials describing changes expected as a result of the Transaction. Various information relating to the terms of the Transaction, including the goals, interests and timetable of the Adviser, was discussed as well. The Adviser also advised that no change in investment processes is anticipated as a result of the Transaction, as all of the personnel of GEAM responsible for the daily management and operations of the Funds, including current officers of the Funds, were expected to become employees of SSGA FM or its affiliates and continue to serve in the same capacities upon the closing of the Transaction.

In approving the New Investment Advisory and Administration Agreement with the Adviser, the Directors considered those factors it deemed relevant, including the factors discussed below. In its deliberations, the Board did not identify any single factor that was dispositive and each Director may have attributed different weights to the various factors. The Directors evaluated the information provided to them by GEAM and the Adviser, as well as the presentations and discussions that occurred at the Board Meeting, for each Fund on a Fund-by-Fund basis, and their determinations were made separately in respect of each Fund.

15

Advisory and Administrative Agreement Approval	(Unaudited)

The material factors and conclusions that formed the basis for the Board’s determinations to approve the New Investment Advisory and Administration Agreement with the Adviser on behalf of each Fund are as discussed below.

The Nature, Extent and Quality of Services Expected to be Provided.

The Directors reviewed the services expected to be provided to the Funds by the Adviser. The Board considered the Adviser’s favorable attributes, including its substantial experience managing mutual funds, investment philosophy and discipline, experienced investment and trading personnel, systems and other resources, and favorable history and reputation. The Board also reviewed the extensive information provided by the Adviser related to its business, legal and regulatory affairs. This review considered the resources available to the Adviser to provide the services specified under the New Investment Advisory and Administration Agreement, including the supervision of the Existing Sub-Advisers. Additionally, the Board considered that it is anticipated that substantially all of the portfolio managers currently managing the Funds will be joining the Adviser as part of the Transaction.

In light of the foregoing, the Board, including the Independent Directors, concluded that the services expected to be provided by the Adviser would be satisfactory, particularly given that the same individuals who currently provide portfolio management services to the Funds as employees of GEAM are expected to continue providing such services as employees of the Adviser, benefiting the Funds by providing continuity of service following the Transaction.

Investment Performance of GEAM and the Adviser.

The Directors considered the investment performance of GEAM and the Adviser for various periods focusing on GEAM’s and the Adviser’s investment performance with respect to registered investment companies and other accounts that have investment objectives and strategies similar to that of the Funds. The Board also engaged in detailed discussions with GEAM and the Adviser about their investment processes, focusing on the number and experience of portfolio management and supporting research personnel and GEAM’s and the Adviser’s investment style and approach employed. The Board noted that the Funds’ historical performance under the Existing GEAM Agreements was relevant as the personnel providing portfolio management services would continue to provide those services under the New Investment Advisory and Administration Agreement.

Taking these factors into consideration, the Board, including the Independent Directors, concluded that each Fund’s performance was acceptable.

Cost of the Services to be Provided And Profits to be Realized From The Relationship with the Funds.

The Directors considered the proposed Management Fees that would be paid to the Adviser by the Funds, as well as the fees proposed to be paid to each of the sub-advisers by the Adviser, which will reduce the net Management Fees retained by the Adviser. Representatives of the Adviser stated that the Adviser was not able to estimate profitability in a meaningful way but expected to discuss any changes in the level of profitability with the Board during the contract renewal process. The Directors considered the renewal requirements for advisory agreements and their ability to review the Management Fees annually after the initial term of the New Investment Advisory and Administration Agreement.

Information also was presented regarding the financial condition of the Adviser for various past periods. The Directors also considered the Adviser’s statements concerning its significant investment in supporting registered investment companies.

The Extent to Which Economies of Scale Would Be Realized as the Funds Grow and Whether Fee Levels Would Reflect Such Economies of Scale.

The Directors considered the extent to which economies of scale would be realized as the Funds grow, and whether the proposed fee levels reflect these economies of scale for the benefit of Fund investors. The Directors noted that the Adviser expects its distribution plans and capabilities to provide an opportunity for the Funds to experience additional growth. The Board considered that there might be some opportunities for reductions in certain fixed operating expenses that might be enjoyed by the Funds depending on the extent to which their assets increase and determined that, to the extent in the

16

Advisory and Administrative Agreement Approval	(Unaudited)

future it were determined that material economies of scale had not been shared with the Funds, the Board would seek to have those economies of scale shared with the Funds.

Comparison of Services to be Rendered and Fees to be Paid.

The Board discussed the services expected to be provided to the Funds by the Adviser, and the proposed Management Fees to be charged to the Funds for those services. Representatives of the Adviser stated information regarding the fee and expense ratio for each Fund and comparative information with respect to similar products was not expected to be materially different from the information provided to the Board at its December 2015 meeting. Representatives of the Adviser noted that most of the Funds’ fees and expenses generally should remain within applicable peer group ranges, and that the Management Fee rate is not proposed to change (except for the lowered fee rate for the S&P 500 Index Fund).

In light of the foregoing, the Board, including the Independent Directors, determined that the proposed Management Fees, considered in relation to the services to be provided to the Funds, supported the Board’s approval of the New Investment Advisory and Administration Agreement.

Fall-Out Benefits.

The Board considered actual and potential financial benefits that the Adviser could derive from its relationship with the Funds, including the custody, fund accounting and sub-administration services being provided to the Funds by affiliates of the Adviser. The Board noted, however, that the affiliates of the Adviser had already been providing such services to the Funds pursuant to various services agreements that had been negotiated at arm’s-length prior to the Transaction, and that the Adviser would not derive any additional benefits from such services following the close of the Transaction.

Conclusion.

No single factor was determinative to the Board’s decision. Based on their discussion and such other matters as were deemed relevant, the Directors, including the Independent Directors, concluded that the approval of the New Investment Advisory and Administration Agreement with the Adviser was in the best interests of the Funds.

17

Sub-Advisory Agreement Approval	(Unaudited)

Disclosure for the Board of Directors’ Consideration of the Approval of a New Sub-Advisory Agreement with CenterSquare Investment Management, Inc.

At the Board Meeting, members of the Board, including a majority of the Independent Directors, who were present at the Board Meeting considered and unanimously approved the New Real Estate Sub-Advisory Agreement with CenterSquare Investment Management, Inc. (“CenterSquare”). The Board members noted that they had previously considered and approved the Existing Sub-Advisory Agreement with CenterSquare with respect to the Real Estate Securities Fund at a meeting held on December 18, 2015. For that reason, the Directors focused on information with respect to CenterSquare that had changed since that prior approval, but otherwise relied in part on their prior determinations, consideration and analysis.

In advance of the Board Meeting, the Board received materials from GEAM, the Adviser and CenterSquare, and had the opportunity to ask questions and request additional information in connection with its consideration. The materials detailed, among other things, information about CenterSquare and its professional staff, CenterSquare’s experience, expertise, and historical performance in managing similar funds and in servicing institutional clients.

In approving the New Real Estate Sub-Advisory Agreement with CenterSquare, the Directors considered those factors they deemed relevant, including the nature, quality and extent of services expected to be provided by CenterSquare. In its deliberations, the Board did not identify any single factor that was dispositive and each Director may have attributed different weights to the various factors. The Directors evaluated this information and all other information made available to them by GEAM, the Adviser and CenterSquare, as well as the presentations and discussions that occurred at the Board Meeting.

The material factors and conclusions that formed the basis for the Board’s determinations to approve the New Real Estate Sub-Advisory Agreement with CenterSquare are as discussed below.

The Nature, Extent and Quality of Services Expected to be Provided.

The Directors reviewed the services expected to be provided to the Real Estate Securities Fund by

CenterSquare under the New Real Estate Sub-Advisory Agreement. The Board noted that as a result of the Transaction, there was not expected to be any material changes in the nature, extent or quality of the sub-advisory services currently provided by CenterSquare, or in the portfolio management of the Real Estate Securities Fund. The Board focused on its experiences with CenterSquare in connection with its prior and current service as sub-adviser to the Real Estate Securities Fund. The Board considered CenterSquare’s attributes relating to its investment philosophy oriented toward long-term performance, its process for selecting investments, its experienced professionals, access to significant technological resources and a favorable history and reputation. The Board also considered the review process undertaken by the Adviser and the Adviser’s favorable assessment of the nature and quality of the investment sub-advisory services provided and expected to be provided to the Real Estate Securities Fund by CenterSquare after consummation of the Transaction.

In light of the foregoing, the Board, including the Independent Directors, concluded that the breadth and quality of services provided by CenterSquare was expected to continue to be satisfactory.

Investment Performance of CenterSquare.

The Board members considered the investment performance of the Real Estate Securities Fund for various periods. The Board members reviewed detailed information provided by CenterSquare comparing their performance to that of relevant securities indices and peer groupings over these periods, at the Meeting as well as the annual contract renewal meetings held on December 16 and 18, 2015. On this basis, the Board, including the Independent Directors, concluded that CenterSquare’s historical performance record in managing its allocated portion of CenterSquare’s investment portfolio, when viewed together with the other factors considered by the Board, supported a decision to approve the New Real Estate Sub-Advisory Agreement.

Cost of the Services to be Provided to the Real Estate Securities Fund.

The Board considered the proposed fees payable under the New Real Estate Sub-Advisory Agreement, noting that

18

Sub-Advisory Agreement Approval	(Unaudited)

the fees would be paid by the Adviser, and not the Real Estate Securities Fund. The Board considered that the proposed fee rates to be paid to CenterSquare by the Adviser under the New Real Estate Sub-Advisory Agreement were the same as the fees paid under the Existing Sub-Advisory Agreement and have been negotiated at arm’s-length. The Board concluded that the fees payable to CenterSquare by the Adviser under the New Real Estate Sub-Advisory Agreement with respect to the assets to be allocated to CenterSquare were reasonable and appropriate.

In addition, the Board recognized that, because the fee rates payable to CenterSquare were the same as the fee rates paid under the Existing Sub-Advisory Agreement and would be paid by the Adviser, an analysis of profitability was more appropriate in the context of the Board’s consideration of the Real Estate Securities Fund’s New Investment Advisory and Administration Agreement with the Adviser. Accordingly, considerations of profitability with respect to approval of the New Real Estate Sub-Advisory Agreement with CenterSquare were not relevant to the Board’s determination to approve the agreement.

The Extent to Which Economies of Scale Would be Realized as the Fund Grows and Whether Fee Levels Would Reflect Such Economies of Scale.

The Board members considered the extent to which economies of scale would be realized as the Real Estate Securities Fund grows, and whether fee levels reflect these economies of scale for the benefit of Real Estate Securities Fund investors. The Board recognized that this consideration is less relevant with respect to the proposed sub-advisory fees, because the Adviser will pay CenterSquare out of its advisory fees received from the Real Estate Securities Fund, and noted that the Board considered economies of scale for the Real Estate Securities Fund in connection with the Real Estate Securities Fund’s New Investment Advisory and Administration Agreement with the Adviser. The Board also recognized the benefits to the Real Estate Securities Fund of being able to leverage a favorable cost structure achieved with respect to the Real Estate Securities Fund’s other operating expenses as a result of the Adviser’s large overall base of assets under management.

Comparison of Services to be Rendered and Fees to be Paid.

The Board reviewed and discussed the services expected to be provided to the Real Estate Securities Fund by CenterSquare, and the proposed fee rates to be charged to the Adviser for those services. The Board members noted that they had reviewed the comparative fee information provided by CenterSquare at the December 16 and 18, 2015 board meetings with respect to comparable mutual fund or other client accounts managed by CenterSquare.

The Board, including the Independent Directors, concluded that, based on this information, the proposed sub-advisory fees were reasonable in relation to the services expected to be provided to the Real Estate Securities Fund.

Fall-Out Benefits.

The Board considered that there may be financial benefits that CenterSquare may derive from its relationship with the Adviser and the Real Estate Securities Fund, including soft dollar commission benefits generated through the Real Estate Securities Fund portfolio transactions. The Board noted, however, that the Real Estate Securities Fund should benefit from the resources expected to be made available through CenterSquare, and that the Real Estate Securities Fund represents only a small portion of the assets managed by CenterSquare.

The Board did not view this consideration as having a material effect on its overall view of the reasonableness of the proposed fees under the New Real Estate Sub-Advisory Agreement.

Conclusion.

No single factor was determinative to the Board’s decision. Based on the Directors’ discussion and such other matters as were deemed relevant, the Board, including the Directors who are not interested persons (as defined in the 1940 Act) of the Real Estate Securities Fund, concluded that the New Real Estate Sub-Advisory Agreement is in the best interest of the Real Estate Securities Fund.

19

Special Meeting of Shareholders — Voting Results	(Unaudited)

On June 22, 2016, the GE Investments Funds, Inc. (the “Company”) held a special meeting of shareholders of each series portfolio of the Company (collectively, the “Funds”), including shareholders of the Real Estate Securities Fund (the “Fund”). Shareholders of record on April 22, 2016 were entitled to vote on the proposals. For each proposal, except Proposal 2, shareholders voted on a fund-by-fund basis. For Proposal 2, shareholders of all Funds voted together and not by Fund or share class. At the meeting, all proposals were approved by the Fund’s shareholders and the following votes were recorded:

Proposal 1:

Approval of a new investment advisory and administration agreement with SSGA Funds Management, Inc. (“SSGA FM”), pursuant to which SSGA FM will replace GE Asset Management Incorporated (“GEAM”) as investment adviser and administrator to the Funds upon consummation of the sale of the asset management and advisory services business conducted by GEAM and certain of its subsidiaries (the “Transaction”).

	No. of Shares	% of Outstanding Shares	% of Shares Present
Affirmative	5,133,176.251	93.110%	93.110%
Against	241,967.807	4.389%	4.389%
Abstain	137,853.376	2.501%	2.501%
Total	5,512,997.434	100.000%	100.000%

Proposal 2:

Approval of the election of John R. Costantino, Jeanne M. La Porta, R. Sheldon Johnson and Donna M. Rapaccioli to the Board of Directors of the Company (the “Board”).

Company votes:

	No. of Shares	% of Outstanding Shares	% of Shares Present
		Mr. John R. Costantino
Affirmative	148,179,044.354	97.652%	97.652%
Withhold	3,563,007.674	2.348%	2.348%
Total	151,742,052.028	100.000%	100.000%
		Ms. Jeanne M. La Porta
Affirmative	148,058,265.073	97.572%	97.572%
Withhold	3,683,786.955	2.428%	2.428%
Total	151,742,052.028	100.000%	100.000%
		Mr. R. Sheldon Johnson
Affirmative	148,154,711.538	97.636%	97.636%
Withhold	3,587,340.490	2.364%	2.364%
Total	151,742,052.028	100.000%	100.000%
		Ms. Donna M. Rapaccioli
Affirmative	148,234,766.100	97.689%	97.689%
Withhold	3,507,285.928	2.311%	2.311%
Total	151,742,052.028	100.000%	100.000%

20

Special Meeting of Shareholders — Voting Results	(Unaudited)

Fund votes:

	No. of Shares	% of Outstanding Shares	% of Shares Present
		Mr. John R. Costantino
Affirmative	5,174,394.568	93.858%	93.858%
Withhold	338,602.866	6.142%	6.142%
Total	5,512,997.434	100.000%	100.000%
		Ms. Jeanne M. La Porta
Affirmative	5,184,713.982	94.045%	94.045%
Withhold	328,283.452	5.955%	5.955%
Total	5,512,997.434	100.000%	100.000%
		Mr. R. Sheldon Johnson
Affirmative	5,187,229.801	94.091%	94.091%
Withhold	325,767.633	5.909%	5.909%
Total	5,512,997.434	100.000%	100.000%
		Ms. Donna M. Rapaccioli
Affirmative	5,200,350.485	94.329%	94.329%
Withhold	312,646.949	5.671%	5.671%
Total	5,512,997.434	100.000%	100.000%

Proposal 3:

Approval of manager-of-managers authority for SSGA FM, whereby SSGA FM may, subject to approval of the Board, enter into and materially amend investment sub-advisory agreements with unaffiliated sub-advisers for a Fund without obtaining shareholder approval in each case.

	No. of Shares	% of Outstanding Shares	% of Shares Present
Affirmative	5,100,580.227	92.519%	92.519%
Against	251,832.148	4.568%	4.568%
Abstain	160,585.059	2.913%	2.913%
Total	5,512,997.434	100.000%	100.000%

Proposal 5:

Approval of an investment sub-advisory agreement for the Fund between SSGA FM and CenterSquare Investment Management, Inc. (“CenterSquare”), pursuant to which the sub-advisory arrangement with CenterSquare will continue subsequent to the termination of CenterSquare’s current sub-advisory agreement with respect to the Fund as a result of the Transaction.

	No. of Shares	% of Outstanding Shares	% of Shares Present
Affirmative	5,123,130.264	92.928%	92.928%
Against	244,991.034	4.444%	4.444%
Abstain	144,876.136	2.628%	2.628%
Total	5,512,997.434	100.000%	100.000%

21

Additional Information	(Unaudited)

Information about Directors and Executive Officers:

The business and affairs of the Fund are managed under the direction of the Fund’s Board of Directors. Information pertaining to the Directors and officers of the Fund is set forth below. Matthew J. Simpson resigned as a Director of the Fund effective June 30, 2016.

Interested Directors and Executive Officers

Jeanne M. La Porta

Address  c/o SSGA FM 1600 Summer St. Stamford, CT 06905

Age  50

Position(s) Held with Fund  Director and President

Term of Office and Length of Time Served  Until successor is elected and qualified – 2 years

Principal Occupation(s) During Past 5 Years  Senior Managing Director at State Street Global Advisors since July 2016; President of GE Retirement Savings Plan Funds since July 2016; Senior Vice President and Commercial Operations Leader at GEAM from March 2014 to July 2016; President of GE Institutional Funds and GE Investments Funds, Inc. since April 2014; President and Trustee of GEAM’s UCITs Funds from March 2014 to November 2014; Senior Vice President and Commercial Administrative Officer at GEAM from April 2010 to March 2014; Vice President of GE Institutional Funds since July 2003; Vice President of Elfun Funds since October 2003; Vice President of GE Retirement Savings Plan Funds from October 2003 to July 2016; Secretary of GE Funds from July 2007 to September 2010 and Vice President from July 2007 to February 2011; Senior Vice President and Deputy General Counsel of GEAM from October 2007 to April 2010; Vice President and Assistant Secretary of Elfun Funds and GE Retirement Savings Plan Funds from July 2003 to June 2010; and Vice President and Associate General Counsel – Marketing and Client Services (formerly Asset Management Services) at GEAM from May 1997 to October 2007.

Number of Portfolios in Fund Complex Overseen by Director  22

Other Directorships Held by Director  Trustee and President of GE Institutional Funds since 2014; Trustee of Elfun Funds since 2014.

Brian Harris

Address   c/o SSGA FM State Street Financial Center One Lincoln Street Boston, MA 02111-2900

Age  43

Position(s) Held with Fund  Deputy Chief Compliance Officer

Term of Office and Length of Time Served  Until successor is elected and qualified – less than 1 year

Principal Occupation(s) During Past 5 years  Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (June 2013 - present)*; Senior Vice President and Global Head of Investment Compliance, BofA Global Capital Management (2010-2013); Director of Compliance, AARP Financial Inc. (2008-2010).

Number of Portfolios in Fund Complex Overseen by Officer  N/A

Other Directorships Held by Officer  N/A

Bruce S. Rosenberg

Address  c/o SSGA FM State Street Financial Center One Lincoln Street Boston, MA 02111-2900

Age  55

Position(s) Held with Fund  Assistant Treasurer

Term of Office and Length of Time Served  Until successor is elected and qualified – less than 1 year

Principal Occupation(s) During Past 5 years  Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 – present); Director, Credit Suisse (April 2008 – July 2015).

Number of Portfolios in Fund Complex Overseen by Officer  N/A

Other Directorships Held by Officer  N/A

Ann M. Carpenter

Address  c/o SSGA FM State Street Financial Center One Lincoln Street Boston, MA 02111-2900

Age  50

Position(s) Held with Fund  Assistant Treasurer

Term of Office and Length of Time Served  Until successor is elected and qualified – less than 1 year

Principal Occupation(s) During Past 5 years  Chief Operating Officer, SSGA Funds Management, Inc. (April 2014 – present); Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (2005 – present).*

Number of Portfolios in Fund Complex Overseen by Officer  N/A

Other Directorships Held by Officer  N/A

Chad C. Hallett

Address  c/o SSGA FM State Street Financial Center One Lincoln Street Boston, MA 02111-2900

Age  47

Position(s) Held with Fund  Assistant Treasurer

Term of Office and Length of Time Served  Until successor is elected and qualified – less than 1 year

Principal Occupation(s) During Past 5 years  Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 – present); Vice President, State Street Bank and Trust Company (2001 – November 2014).

Number of Portfolios in Fund Complex Overseen by Officer  N/A

Other Directorships Held by Officer  N/A

*	Served in various capacities and/or with various affiliated entities during noted time period.

22

Additional Information	(Unaudited)

JoonWon Choe

Address  c/o SSGA FM 1600 Summer St. Stamford, CT 06905

Age  46

Position(s) Held with Fund  Vice President & Secretary

Term of Office and Length of Time Served  Until successor is elected and qualified – 5 years

Principal Occupation(s) During Past 5 years  Managing Director and Managing Counsel at State Street Global Advisors since July 2016; Senior Vice President and Deputy General Counsel at GEAM from March 2011 to July 2016; Vice President and Secretary of GE Institutional Funds since September 2010; Vice President and Assistant Secretary of GE Retirement Savings Plan Funds since September 2010; Vice President and Assistant Secretary of Elfun Funds from September 2010 to July 2016; Senior Vice President and Associate General Counsel at GEAM from June 2010 to March 2011; Vice President and Associate General Counsel of GEAM from November 2005 to June 2010; and Vice President and Secretary of GE Funds from September 2010 to February 2011.

Number of Portfolios in Fund Complex Overseen by Officer  N/A

Other Directorships Held by Officer  N/A

Robert Herlihy

Address  c/o SSGA FM 1600 Summer St. Stamford, CT 06905

Age  48

Position(s) Held with Fund  Chief Compliance Officer

Term of Office and Length of Time Served  Until successor is elected and qualified – 10 years

Principal Occupation(s) During Past 5 years   Managing Director at State Street Global Advisors since July 2016; Deputy Chief Compliance Officer of Elfun Funds since July 2016; Chief Compliance Officer of GE Institutional Funds and GE Retirement Savings Plan Funds since July 2005; Chief Compliance Officer of GEAM and Elfun Funds from July 2005 to July 2016; Chief Compliance Officer of GE Funds from July 2005 to February 2011; and Manager of Fund Administration at GEAM from 2002-2005.

Number of Portfolios in Fund Complex Overseen by Officer  N/A

Other Directorships Held by Officer  N/A

Arthur A. Jensen

Address  c/o SSGA FM 1600 Summer St. Stamford, CT 06905

Age  49

Position(s) Held with Fund  Treasurer

Term of Office and Length of Time Served  Until successor is elected and qualified – 5 years

Principal Occupation(s) During Past 5 years  Vice President at State Street Global Advisors since July 2016; Deputy Treasurer of Elfun Funds since July 2016; Treasurer of GE Institutional Funds and GE Retirement Savings Plan Funds since June 2011; Treasurer of Elfun Funds from June 2011 to July 2016; Mutual Funds Controller of GEAM from April 2011 to July 2016; Senior Vice President at Citigroup from 2008 to 2010; and Vice President at JPMorgan from 2005 to 2008.

Number of Portfolios in Fund Complex Overseen by Officer  N/A

Other Directorships Held by Officer  N/A

Non-Interested Directors

John R. Costantino

Address    c/o SSGA FM 1600 Summer St. Stamford, CT 06905

Age    69

Position(s) Held with Fund    Chairman of the Board

Term of Office and Length of Time Served    Until successor is elected and qualified – 19 years

Principal Occupation(s) During Past 5 years    General Partner, NGN Capital LLC since 2006; and Managing Director, Vice President of Walden Capital Management since 1996.

Number of Portfolios in Fund Complex Overseen by Director    16

Other Directorships Held by Director    Trustee of GE Institutional Funds since 1997; Trustee of Fordham University from 1989 to 1995 and from 2001 to 2007 and Trustee Emeritus since 2007; Trustee of NeuroScience Research Institute since 1986; Trustee of GE Funds from 1993 to February 2011; Director of Artes Medical from 2006 to 2008; and Trustee of Gregorian University Foundation from 1992 to 2007.

R. Sheldon Johnson

Address    c/o SSGA FM 1600 Summer St. Stamford, CT 06905

Age    69

Positions(s) Held with Fund    Director

Term of office and Length of Time served    Until successor is elected and qualified – 5 years

Principal Occupation(s) During Past 5 years    Retired, 2006 to present; Head of Global Institutional Equity Sales and Marketing at Morgan Stanley & Co., Inc. from 2002 to 2006 and Managing Director at Morgan Stanley & Co., Inc. from 1988 to 2006.

Number of Portfolios in Fund Complex Overseen by Director    16

Other Directorships Held by Director    Trustee of GE Institutional Funds since April 2011 and Trustee of St. Lawrence University since 2003.

Donna M. Rapaccioli

Address    c/o SSGA FM 1600 Summer St. Stamford, CT 06905

Age    53

Position(s) Held with Fund    Director

Term of Office and Length of Time Served    Until successor is elected and qualified — 4 years

Principal Occupation(s) During Past 5 Years    Dean of the Gabelli School of Business since 2007 and Accounting professor since 1987 at Fordham University.

Number of Portfolios in Fund Complex Overseen by Officer    16

Other Directorships Held by Director    Trustee of GE Institutional Funds since January 2012 and Trustee of Emmanuel College since 2010.

The Statement of Additional Information for the Funds includes additional information about the Directors and Officers and is available, without charge, upon request by calling 1-800-242-0134.

23

Investment Team	(Unaudited)

Investment Adviser and Administrator

SSGA Funds Management, Inc.

Board of Directors

John R. Costantino, Chairman

R. Sheldon Johnson

Jeanne M. La Porta

Donna M. Rapaccioli

Secretary

JoonWon Choe

Assistant Secretary

Michelle Matzelle

Treasurer

Arthur A. Jensen

Assistant Treasurers

Bruce S. Rosenberg

Ann M. Carpenter

Chad C. Hallett

Distributor

State Street Global Markets, LLC

Member FINRA and SIPC

Custodian

State Street Bank & Trust Company

24

Investment Adviser

SSGA Funds Management, Inc.

1600 Summer Street

Stamford, CT 06905

or at:

P.O. Box 7900

Stamford, CT 06904-7900

Distributor

State Street Global Markets, LLC

Member FINRA and SIPC

State Street Financial Center

One Lincoln Street

Boston, MA 02111

www.geam.com

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 1-800-242-0134; (ii) on the Fund’s website at http://www.geam.com; and (iii) on the Commission’s website at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC – information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at http://www.geam.com; and (ii) on the Commission’s website at http://www.sec.gov.

GE Investments Funds, Inc.

Premier Growth Equity Fund

Semi-Annual Report

June 30, 2016

GE Investments Funds, Inc.

Premier Growth Equity Fund

This report is prepared for Policyholders of certain variable contracts and may be distributed to others only if preceded or accompanied by the variable contract’s current prospectus and the current summary prospectus of the Fund available for investments thereunder.

Premier Growth Equity Fund	(Unaudited)

Fund Information

Notes to Performance

Total return performance shown in this report for the GE Investments Premier Growth Equity Fund (the “Fund”) takes into account changes in share price and assumes reinvestment of dividends and capital gains distributions, if any. Total returns shown are net of Fund fees and expenses but do not reflect fees and charges associated with the variable contracts such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the Fund’s total returns for all periods shown.

The performance data quoted represents past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Periods less than one year are not annualized. Please call 800-242-0134 or visit the Fund’s website at http://www.geam.com for the most recent month-end performance data.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. An investment in the Fund is subject to risk, including possible loss of principal invested.

Investment Profile

A mutual fund designed for investors who seek long-term growth of capital and future income rather than current income. The Fund seeks to achieve its investment objectives by investing at least 80% of its net assets under normal circumstances in equity securities, such as common and preferred stocks. The Fund invests primarily in a limited number of large-and medium-sized companies (meaning companies with a market capitalization of $2 billion or more) that the portfolio manager believes have above-average growth histories and/or growth potential.

Sector Allocation

Portfolio Compositions as a % of Fair Value of Investments of $32,241 (in thousands) on June 30, 2016 (a)(b)

Top Ten Largest Holdings

as a % of Fair Value of Investments of $32,241 (in thousands)

on June 30, 2016 (a)(b)

Amazon.com Inc.	4.94%
Alphabet Inc., Class C	4.81%
Allergan PLC	4.63%
Visa Inc., Class A	4.54%
Medtronic PLC	4.51%
Apple Inc.	4.26%
CME Group Inc.	3.98%
American Tower Corp.	3.95%
S&P Global Inc.	3.73%
PepsiCo Inc.	3.60%

(a)	Fair Value basis is inclusive of short-term investment in State Street Institutional U.S. Government Money Market Fund Class G Shares.

(b)	The securities information regarding holdings, allocations and other characteristics is presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

State Street Global Markets, LLC, Member of FINRA & SIPC, is the principal underwriter and distributor of the GE Investments Funds, Inc. and a wholly owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. The Fund pays State Street Bank and Trust Company for its services as custodian and Fund Accounting agent, and pays SSGA Funds Management, Inc. for investment advisory and administration services.

1

Premier Growth Equity Fund	(Unaudited)

Understanding Your Fund’s Expenses

As a shareholder of the Fund, you incur ongoing costs. Ongoing costs include portfolio management fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended June 30, 2016.

Actual Expenses

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given under the heading “Expenses paid during the period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs, such as sales charges or redemption fees, if any. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. Additionally, the expenses shown do not reflect the fees or charges associated with variable contracts through which shares of the Fund are offered.

January 1, 2016 – June 30, 2016

	Account value at the beginning of the period ($)	Account value at the end of the period ($)	Expenses paid during the period ($)*
Actual Fund Return	1,000.00	968.70	4.11
Hypothetical 5% Return (2.5% for the period)	1,000.00	1,020.69	4.22

*	Expenses are equal to the Fund’s annualized net expense ratio of 0.84% (for the period January 1, 2016 – June 30, 2016), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

2

Premier Growth Equity Fund

Schedule of Investments	June 30, 2016 (Unaudited)

Premier Growth Equity Fund

	Number of Shares	Fair Value

Common Stock — 95.5%†

Air Freight & Logistics — 1.2%

United Parcel Service Inc., Class B	3,588	$386,499

Application Software — 2.9%

Intuit Inc.	7,624	850,915
Mobileye N.V.	2,242	103,446	(a)
		954,361

Biotechnology — 9.5%

Alexion Pharmaceuticals Inc.	5,651	659,811	(a)
Amgen Inc.	7,445	1,132,757
Gilead Sciences Inc.	11,302	942,813
Vertex Pharmaceuticals Inc.	5,113	439,820	(a)
		3,175,201

Cable & Satellite — 8.7%

Charter Communications Inc., Class A	3,319	758,856	(a)
Comcast Corp., Class A	9,418	613,959	(b)
Liberty Global PLC LiLAC, Class C	3,666	119,115	(a)
Liberty Global PLC, Class C	30,498	873,768	(a)
Sirius XM Holdings Inc.	134,550	531,473	(a)
		2,897,171

Casinos & Gaming — 0.9%

Las Vegas Sands Corp.	6,817	296,471

Data Processing & Outsourced Services — 6.4%

PayPal Holdings Inc.	18,388	671,346	(a)
Visa Inc., Class A	19,734	1,463,671
		2,135,017

Healthcare Equipment — 6.1%

Abbott Laboratories	15,249	599,438
Medtronic PLC	16,774	1,455,480
		2,054,918

Healthcare Supplies — 2.3%

The Cooper Companies Inc.	4,395	754,050

Home Improvement Retail — 3.3%

Lowe’s Companies Inc.	13,903	1,100,701

Internet Retail — 4.8%

Amazon.com Inc.	2,225	1,592,255	(a)

Internet Software & Services — 12.6%

Alphabet Inc., Class C	2,242	1,551,688	(a)
Baidu Inc. ADR	5,741	948,126	(a)
Facebook Inc., Class A	9,418	1,076,289	(a)
LinkedIn Corp., Class A	3,319	628,121	(a)
		4,204,224

	Number of Shares	Fair Value

Investment Banking & Brokerage — 2.9%

The Charles Schwab Corp.	39,019	$987,571

Movies & Entertainment — 2.5%

The Walt Disney Co.	8,611	842,328

Oil & Gas Equipment & Services — 2.3%

Schlumberger Ltd.	9,867	780,282

Pharmaceuticals — 4.5%

Allergan PLC	6,458	1,492,379	(a)

Semiconductors — 2.4%

QUALCOMM Inc.	14,800	792,836

Soft Drinks — 3.5%

PepsiCo Inc.	10,943	1,159,301

Specialized Finance — 7.4%

CME Group Inc.	13,186	1,284,317
S&P Global Inc.	11,212	1,202,599
		2,486,916

Specialized REITs — 3.8%

American Tower Corp.	11,212	1,273,795

Systems Software — 1.6%

Microsoft Corp.	10,764	550,794

Technology Hardware, Storage & Peripherals — 4.1%

Apple Inc.	14,352	1,372,051

Trading Companies & Distributors — 1.8%

United Rentals Inc.	8,970	601,887	(a)

Total Common Stock (Cost $24,254,613)		31,891,008

Short-Term Investments — 1.0%

State Street Institutional U.S. Government Money Market Fund — Class G Shares 0.29% (Cost $350,020)		350,020	(b,c,d)

Total Investments (Cost $24,604,633)		32,241,028

Other Assets and Liabilities, net — 3.5%		1,156,796

NET ASSETS — 100.0%		$33,397,824

See Notes to Schedule of Investments and Notes to Financial Statements.

3

Premier Growth Equity Fund

Schedule of Investments	June 30, 2016 (Unaudited)

Other Information:

The Fund had the following long futures contracts open at June 30, 2016:

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Appreciation
S&P 500 Emini Index Futures	September 2016	6	$627,060	$4,166

See Notes to Schedule of Investments and Notes to Financial Statements.

4

Notes to Schedule of Investments	June 30, 2016 (Unaudited)

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	Non-income producing security.

(b)	At June 30, 2016, all or a portion of this security was pledged to cover collateral requirements for futures.

(c)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, effective July 1, 2016, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(d)	Coupon amount represents effective yield.

†	Percentages are based on net assets as of June 30, 2016.

Abbreviations:

ADR	—	American Depositary Receipt

REIT	—	Real Estate Investment Trust

5

Financial Highlights

Selected data based on a share outstanding throughout the periods indicated

	6/30/16†		12/31/15	12/31/14		12/31/13		12/31/12		12/31/11
Inception date	—		—	—		—		—		12/12/97
Net asset value, beginning of period	$94.07		$106.58	$107.84		$85.99		$71.78		$71.60
Income/(loss) from investment operations:
Net investment income	0.18		0.52	0.63		0.58		0.78		0.15
Net realized and unrealized gains/(losses) on investments	(3.13)		3.25	14.71		29.35		14.20		0.19
Total income/(loss) from investment operations	(2.95)		3.77	15.34		29.93		14.98		0.34
Less distributions from:
Net investment income	—		0.53	0.58		0.58		0.77		0.16
Net realized gains	—		15.75	16.02		7.50		—		—
Total distributions	—		16.28	16.60		8.08		0.77		0.16
Net asset value, end of period	$91.12		$94.07	$106.58		$107.84		$85.99		$71.78
TOTAL RETURN (a)	(3.13)%		3.30%	14.05%		34.88%		20.88%		0.47%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)	$33,398		$36,858	$39,944		$40,852		$35,397		$37,871
Ratios to average net assets:
Net expenses	0.84%	*	0.81%	0.81%	(b)	0.83%	(b)	0.85%	(b)	0.91%	(b)
Gross expenses	0.84%	*	0.81%	0.81%		0.83%		0.85%		0.92%
Net investment income	0.38%	*	0.46%	0.52%		0.54%		0.84%		0.19%
Portfolio turnover rate	12%		19%	19%		21%		17%		21%

Notes to Financial Highlights

(a)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions and do not include the effect of insurance contract charges. Past performance does not guarantee future results.
(b)	Includes contractual management fee waiver related to the Fund’s investments in the GE Institutional Money Market Fund (the “Money Market Fund”). The fee waiver agreement was terminated effective June 30, 2014 with the closure of the Money Market Fund.
†	Unaudited.
*	Annualized for periods less than one year.

The accompanying Notes are an integral part of these financial statements.

6

Statement of Assets and Liabilities June 30, 2016	(Unaudited)

ASSETS
Investments in securities, at fair value (cost $24,254,613)	$31,891,008
Short-term investments, at fair value (cost $350,020)	350,020
Receivable for investments sold	1,263,217
Income receivables	11,780
Receivable for variation margin on open futures contracts	1,312
Total assets	33,517,337
LIABILITIES
Payable for investments purchased	42,171
Payable for fund shares redeemed	38,217
Payable to the Adviser	17,142
Accrued other expenses	21,983
Total liabilities	119,513
NET ASSETS	$33,397,824
NET ASSETS CONSIST OF:
Capital paid in	$23,354,662
Undistributed (distributions in excess of) net investment income	64,447
Accumulated net realized gain	2,338,154
Net unrealized appreciation (depreciation) on:
Investments	7,636,395
Futures	4,166
NET ASSETS	$33,397,824

Shares outstanding ($0.01 par value; unlimited shares authorized)	366,508
Net asset value per share	$91.12

The accompanying Notes are an integral part of these financial statements.

7

Statement of Operations For the period ended June 30, 2016	(Unaudited)

INVESTMENT INCOME
Income
Dividend	$204,677
Interest	910
Total income	205,587
Expenses
Advisory and administration fees	109,455
Directors’ fees	1,179
Custody and accounting expenses	14,087
Professional fees	9,644
Other expenses	6,775
Total expenses	141,140
Net investment income	$64,447
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) on:
Investments	$2,062,426
Futures	(53,483)

Increase (decrease) in unrealized appreciation/depreciation on:
Investments	(3,300,186)
Futures	11,516
Net realized and unrealized gain (loss) on investments	(1,279,727)
Net decrease in net assets resulting from operations	$(1,215,280)

The accompanying Notes are an integral part of these financial statements.

8

Statements of Changes in Net Assets

	Six Months Ended June 30, 2016*	Year Ended December 31, 2015

INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$64,447	$176,580
Net realized gain (loss) on investments and futures	2,008,943	4,601,308
Net increase (decrease) in unrealized appreciation/depreciation on investments and futures	(3,288,670)	(3,484,923)
Net increase (decrease) from operations	(1,215,280)	1,292,965
Distributions to shareholders from:
Net investment income	—	(178,995)
Net realized gains	—	(5,274,307)
Total distributions	—	(5,453,302)
Increase (decrease) in assets from operations and distributions	(1,215,280)	(4,160,337)
Share transactions:
Proceeds from sale of shares	169,423	320,646
Value of distributions reinvested	—	5,453,302
Cost of shares redeemed	(2,413,999)	(4,700,325)
Net increase (decrease) from share transactions	(2,244,576)	1,073,623
Total increase (decrease) in net assets	(3,459,856)	(3,086,714)

NET ASSETS
Beginning of period	36,857,680	39,944,394
End of period	$33,397,824	$36,857,680
Undistributed (distributions in excess of) net investment income, end of period	$64,447	$—

CHANGES IN FUND SHARES
Shares sold	1,990	2,954
Issued for distributions reinvested	—	57,067
Shares redeemed	(27,290)	(42,981)
Net increase (decrease) in fund shares	(25,300)	17,040

*	(Unaudited).

The accompanying Notes are an integral part of these financial statements.

9

Notes to Financial Statements	June 30, 2016 (Unaudited)

1.	Organization of the Company

GE Investments Funds, Inc. (the “Company”) was incorporated under the laws of the Commonwealth of Virginia on May 14, 1984 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is currently composed of eleven investment portfolios (collectively, the “Funds”), although only the following eight are currently being offered: U.S. Equity Fund, S&P 500 Index Fund, Premier Growth Equity Fund (the “Fund”), Core Value Equity Fund, Small-Cap Equity Fund, Total Return Fund, Income Fund and Real Estate Securities Fund. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services—Investment Companies.

Shares of the Funds of the Company are offered only to insurance company separate accounts that fund certain variable life insurance contracts and variable annuity contracts. SSGA Funds Management, Inc. (“SSGA FM”) is the investment adviser and administrator of each of the Funds effective July 1, 2016. Prior to July 1, 2016, GE Asset Management Incorporated (“GEAM”) served as the investment adviser and administrator to each Fund.

The Company currently offers one share class (Class 1) of the Fund as an investment option for variable life insurance and variable annuity contracts.

2.	Summary of Significant Accounting Policies

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

Subsequent events after the balance sheet date through the date the financial statements were issued have been evaluated in the preparation of the financial statements. There are no items to report.

The following summarizes the significant accounting policies of the Company:

Securities Valuation and Transactions  All investments in securities are recorded at their estimated fair value, as described in Note 3.

Securities transactions are accounted for as of the trade date. Realized gains and losses on investments sold are recorded on the basis of identified cost for both financial statement and federal tax purposes.

Derivatives  The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may enter into various types of derivative transactions (such as options, futures and options on futures) to gain or hedge exposure to certain types of securities as an alternative to investing directly in or selling such securities.

Futures Contracts  A futures contract is an agreement to buy or sell a specific amount of a commodity, financial instrument, currency or index at a particular price and future date. During the six-month period ended June 30, 2016, the Fund invested in stock index futures contracts to gain equity exposure for accumulating and residual cash positions. Buying futures tends to increase the Fund’s exposure to the underlying instrument while selling futures tends to decrease the Fund’s exposure to the underlying instrument, or hedge other Fund investments. With futures contracts, there is minimal counterparty credit risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all traded futures, guarantees the futures against default. The Fund’s risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts’ terms and changes in the liquidity of the secondary market for the contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they principally trade.

Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount, known as initial margin deposit. Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuation in the fair value of the underlying security. The Fund records an unrealized gain or loss

10

Notes to Financial Statements	June 30, 2016 (Unaudited)

equal to the daily variation margin. Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may incur a loss. The Fund recognizes a realized gain or loss on the expiration or closing of a futures contract.

Investment Income  Corporate actions (including cash dividends) are recorded on the ex-dividend date, net of applicable withholding taxes, except for certain foreign corporate actions which are recorded as soon after the ex-dividend date as such information becomes available. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Interest income is recorded on the accrual basis. Accretion of discounts and amortization of premiums on taxable bonds are to the call or maturity date, whichever is shorter, using the effective yield method.

Expenses  Fund specific expenses are charged to the Fund that incurs such expenses. Such expenses may include custodial fees, legal and accounting fees, printing costs and registration fees. Expenses that are not fund specific are allocated pro rata across the Funds. Expenses of the Fund are generally paid directly by the Fund, however, expenses may be paid by the investment adviser and reimbursed by the Fund.

Federal Income Taxes  The Fund intends to comply with all sections of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”) applicable to regulated investment companies, including the distribution of substantially all of its taxable net investment income and net realized capital gains to its shareholders. Therefore, no provision for federal income tax has been made. The Fund is treated as a separate taxpayer for federal income tax purposes.

3.	Securities Valuation

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a framework for measuring fair value and providing related disclosures. Broadly, the framework requires fair value to be determined based on the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. In the absence of active markets for the identical assets or liabilities, such measurements involve developing assumptions based on market observable data and, in the absence of such data, internal information that is consistent with what market participants would use in a hypothetical transaction that occurs at the measurement date. It also establishes a three-level valuation hierarchy based upon observable and non-observable inputs.

Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our market assumptions. Preference is given to observable inputs. These two types of inputs create the following fair value hierarchy:

Level 1 – Quoted prices for identical investments in active markets.

Level 2 – Quoted prices for similar investments in active markets; quoted prices for identical or similar investments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

Level 3 – Significant inputs to the valuation model are unobservable.

Policies and procedures are maintained to value investments using the best and most relevant data available. In addition, pricing vendors are utilized to assist in valuing investments. The investment adviser performs periodic reviews of the methodologies used by independent pricing services including price validation of individual securities.

Fair Value Measurement  The following section describes the valuation methodologies the Fund uses to measure different financial investments at fair value.

The Fund’s portfolio securities are valued generally on the basis of market quotations. Equity securities generally are valued at the last reported sale price on the primary market in which they are traded. Portfolio securities listed on NASDAQ are valued using the NASDAQ Official Closing Price. Level 1 securities primarily include publicly-traded equity securities, which may not necessarily represent the last sales price. If no sales occurred on the exchange or NASDAQ that day, the portfolio security generally is valued using the last reported bid price. In those circumstances, the Fund typically classifies the investment securities in Level 2.

11

Notes to Financial Statements	June 30, 2016 (Unaudited)

Short-term securities of sufficient credit quality with remaining maturities of sixty days or less at the time of purchase are typically valued on the basis of amortized cost which approximates fair value and these are included in Level 2. If it is determined that amortized cost does not approximate fair value, securities may be valued based on dealer supplied valuations or quotations. In these infrequent circumstances, pricing services may provide the Fund with valuations that are based on significant unobservable inputs, and in those circumstances the investment securities are classified in Level 3.

Investments in registered investment companies are valued at the published daily net asset value (“NAV”) and classified in Level 1.

If prices are not readily available for a portfolio security, or if it is believed that a price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Fund’s Board of Directors that are designed to establish its “fair” value. These securities are typically classified in Level 3. Those procedures require that the fair value of a security be established by a valuation committee of the investment adviser. The valuation committee follows different protocols for different types of investments and circumstances. The fair value procedures may be used to value any investment of the Fund in the appropriate circumstances.

Fair value determinations generally are used for securities whose value is affected by a significant event that will materially affect the value of a security and which occurs subsequent to the time of the close of the principal market on which such security trades but prior to the calculation of the Fund’s NAV.

The value established for such a portfolio security valued other than by use of a market quotation (as described above) may be different than what would be produced through the use of market quotations or another methodology. Portfolio securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that the Fund could sell a portfolio security for the value established for it at any time and it is possible that the Fund would incur a loss because a portfolio security is sold at a discount to its established value.

Other financial investments are derivative instruments that are not reflected in total investments, such as futures, forwards, swaps, and written options contracts, which are valued based on fair value as discussed above.

The Fund uses closing prices for derivatives included in Level 1, which are traded either on exchanges or liquid over-the-counter markets. Derivative assets and liabilities included in Level 2 primarily represent interest rate swaps, cross-currency swaps and foreign currency and commodity forward and option contracts. Derivative assets and liabilities included in Level 3 primarily represent interest rate products that contain embedded optionality or prepayment features.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table presents the Fund’s investments measured at fair value on a recurring basis at June 30, 2016:

Investments	Level 1	Level 2	Level 3	Total
Investments in Securities†
Common Stock	$31,891,008	$—	$—	$31,891,008
Short-Term Investments	350,020	—	—	350,020

Total Investments in Securities	$32,241,028	$—	$—	$32,241,028

Other Financial Instruments*
Long Futures Contracts — Unrealized Appreciation	$4,166	$—	$—	$4,166

†	See Schedule of Investments for Industry Classification.

*	Other financial instruments include derivative instruments such as futures contracts. Amounts shown represent unrealized appreciation (depreciation), at period end.

12

Notes to Financial Statements	June 30, 2016 (Unaudited)

There were no transfers between fair value levels during the period. Transfers between fair value levels are considered to occur at the beginning of the period.

4.	Derivatives Disclosure

Shown below are the derivative contracts entered into by the Fund, summarized by primary risk exposure as they appear on the Statement of Assets and Liabilities, none of which are accounted for as hedging instruments under FASB ASC No. 815 Derivatives and Hedging (“ASC 815”) as of June 30, 2016.

	Asset Derivatives June 30, 2016			Liability Derivatives June 30, 2016
Derivatives not accounted for as hedging instruments under ASC 815	Location in the Statement of Assets and Liabilities	Fair Value ($)		Location in the Statement of Assets and Liabilities	Fair Value ($)
Equity Contracts	Assets, Net Assets — Net Unrealized Appreciation/ (Depreciation) on Futures	4,166	*	Liabilities, Net Assets — Net Unrealized Appreciation/ (Depreciation) on Futures	—

*	Includes cumulative unrealized appreciation/(depreciation) of futures contracts as reported in the Schedule of Investments and within the components of the net assets section of the Statement of Assets and Liabilities. Only the current day’s variation margin is reported within the Assets and/or Liabilities section on the Statement of Assets and Liabilities.

Shown below are the effects of derivative instruments on the Fund’s Statement of Operations, summarized by primary risk exposure, none of which are accounted for as hedging instruments under ASC 815.

Derivatives not accounted for as hedging instruments under ASC 815	Location in the Statement of Operations	Total Notional Amount of Futures Contracts Purchased/(Sold) ($)	Realized Gain (Loss) on Derivatives Recognized in Income ($)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income ($)
Equity Contracts	Realized gain (loss) on Futures, Increase (decrease) in unrealized appreciation/ (depreciation) on Futures	3,980,233/ 3,820,118	(53,483)	11,516

During the six-month period ended June 30, 2016, the Fund had an average notional value of $515,403 and $233,388 on long and short futures contracts, respectively. Please refer to the table following the Schedule of Investments for open futures contracts at June 30, 2016.

5.	Line of Credit

Prior to July 1, 2016, the Company shared a revolving credit facility of up to $150 million with a number of its affiliates. The credit facility was with the Company’s custodian bank, State Street Bank and Trust Company (“State Street”). The revolving credit facility required the payment of a commitment fee equal to 0.20% per annum on the daily unused portion of the credit facility, payable quarterly. The portion borne by each Fund generally was borne proportionally based upon net assets. Generally, borrowings under the credit facility would accrue interest at the higher of the 1-Month LIBOR plus 1.25% and the Overnight Federal Funds Rate plus 1.25% and would be borne by the borrowing Fund. The maximum amount allowed to be borrowed by any one Fund was the lesser of (i) 33.33% of its total assets or (ii) 20% of its net assets. The credit facility was not utilized by the Fund during the six-month period ended June 30, 2016. The revolving credit facility with State Street was terminated effective June 30, 2016.

Effective July 1, 2016, the Company and other affiliated funds (each, a “Participant” and collectively, the “Participants”) share in a $360 million revolving credit facility provided by a syndication of banks. The Participants are charged an annual commitment fee of 0.12% per annum, which is calculated based on the daily unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses and are paid by each Participant. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of the New York Fed Bank Rate plus 1%. The maximum amount allowed to be borrowed by any one Fund is the lesser of (i) 33.33% of its total assets or (ii) 20% of its net assets.

13

Notes to Financial Statements	June 30, 2016 (Unaudited)

6.	Compensation and Fees Paid to Affiliates

SSGA FM, a registered investment adviser, was retained by the Company’s Board of Directors effective July 1, 2016 to act as investment adviser and administrator of the Fund. SSGA FM’s compensation for investment advisory and administrative services (“Management Fee”) is paid monthly based on the average daily net assets of the Fund at an annualized rate of 0.65%.

Prior to July 1, 2016, GEAM served as the Fund’s investment adviser and administrator and the Fund paid GEAM a Management Fee at an annualized rate of 0.65%.

Directors’ Compensation  The Fund pays no compensation to its Directors who are officers or employees of SSGA FM or its affiliates. Directors who are not such officers or employees also serve in a similar capacity for other funds advised by SSGA FM. Compensation paid to non-interested Directors are reflected on the Statement of Operations. These fees are allocated pro rata across all of the mutual fund platforms served by the Directors, including the Fund, and are based upon the relative net assets of each fund within such platforms. (For additional information about Directors’ compensation, please refer to the Funds’ Statement of Additional Information.)

7.	Investment Transactions

Purchases and Sales of Securities  The cost of purchases and the proceeds from sales of investments, other than short-term securities, for the six-month period ended June 30, 2016, were as follows:

Non-U.S. Government Securities
Purchases	Sales
$4,029,699	$6,412,627

8.	Income Taxes

The Fund is subject to ASC 740, Income Taxes (“ASC 740”). ASC 740 provides guidance for financial accounting and reporting for the effects of income taxes that result from an entity’s activities during the year. ASC 740 also provides guidance regarding how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. ASC 740 requires evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more likely than not” of being sustained by the applicable tax authority. There are no adjustments to the Fund’s net assets required under ASC 740. The Fund’s 2012, 2013, 2014, and 2015 fiscal year tax returns are still open to examination by the Federal and applicable state tax authorities.

At June 30, 2016, information on the tax cost of investments was as follows:

Cost of Investments for Tax Purposes	Gross Tax Appreciation	Gross Tax Depreciation	Net Tax Appreciation/ (Depreciation)
$24,859,558	$7,919,380	$(537,910)	$7,381,470

As of December 31, 2015, the Fund had no capital loss carryovers. Capital loss carryovers are available to offset future realized capital gains to the extent provided in the Internal Revenue Code and regulations thereunder. To the extent that these carryover losses are used to offset future capital gains, it is probable that the gains offset will not be distributed to shareholders because they would be taxable as ordinary income.

Any qualified late-year loss is deemed to arise on the first day of the Fund’s next tax year (if the Fund elects to defer such loss). Under this regime, generally, the Fund can elect to defer any post-October capital loss and/or any late-year ordinary loss as defined by the Internal Revenue Code.

The Fund elected to defer qualified late-year losses for the year ended December 31, 2015 as follows:

Capital	Ordinary
$(4,773)	$—

The tax character of distributions paid during the years ended December 31, 2015 and December 31, 2014 were as follows:

Year	Ordinary Income	Long-Term Capital Gains	Total
2015	$279,975	$5,173,327	$5,453,302
2014	260,302	5,156,431	5,416,733

Distributions to Shareholders  The Fund declares and pays any dividends from net investment income annually. The Fund declares and pays any net realized capital gains in excess of capital loss carryforwards distributions annually. The character of income and gains to be distributed is determined in accordance with

14

Notes to Financial Statements	June 30, 2016 (Unaudited)

income tax regulations which may differ from GAAP. These differences include (but are not limited to) investments in futures, return of capital distributions from securities, distributions from Real Estate Investment Trusts, dividend re-designations and losses deferred due to wash sale transactions. Reclassifications due to permanent book/tax differences are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. These reclassifications have no impact on net investment income, realized gains or losses, or the NAV of the Fund. The calculation of net investment income per share in the Financial Highlights table excludes these adjustments.

The reclassifications for the year ended December 31, 2015 were as follows:

Undistributed Net Investment Income	Accumulated Net Realized Gain (Loss)	Capital Paid In
$1,856	$(1,856)	$—

15

Advisory and Administrative Agreement Approval	(Unaudited)

Disclosure for the Board of Directors’ Consideration of the Approval of the New Investment Advisory and Administration Agreements with SSGA Funds Management, Inc.

At a meeting of the Board of Directors held on April 19-20, 2016 (the “Board Meeting”), the Directors, including a majority of the Independent Directors, who were present at the Board Meeting considered and unanimously approved an investment advisory and administration agreement (the “New Investment Advisory and Administration Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”) on behalf of each Fund. In considering whether to approve the New Investment Advisory and Administration Agreement, the Directors considered and discussed a substantial amount of information and analysis provided, at the Board’s request, by the Adviser and GE Asset Management Incorporated (“GEAM”).

Before approving the New Investment Advisory and Administration Agreement on behalf of each Fund, the Board reviewed the information provided with management of the Adviser and GEAM. The Board also reviewed a memorandum prepared by independent legal counsel discussing the legal standards for the consideration of the proposed New Investment Advisory and Administration Agreement, as well as other memoranda and information relevant to the legal standards and related considerations for a transaction such as the one between the Adviser and GEAM. The Independent Directors discussed the New Investment Advisory and Administration Agreement in detail during private sessions in advance of, and at, the Board Meeting with their independent legal counsel at which no representatives of the Adviser or GEAM were present. The Independent Directors and their independent legal counsel requested, and received and considered, additional information from the Adviser and GEAM prior to the Board Meeting.

Prior to and at the Board Meeting, representatives of GEAM and the Adviser explained and discussed with the Board the specific terms of the asset purchase agreement entered into on March 29, 2016 by General Electric Company (“GE”) with State Street Corporation (“SSC”) for the sale of the asset management and advisory services business conducted by GEAM, a wholly owned subsidiary of GE and the Funds’ investment adviser, and certain of its subsidiaries (the “Transaction”) and responded to questions raised by the Board. The Directors posed questions to these representatives and engaged in significant discussions. In addition, in response to their detailed requests, the Board received from the Adviser written responses to its inquiries, which included substantial exhibits and other materials related to the Adviser’s business and the services it proposes to provide to each Fund. The Directors took into account their multi-year experience as Directors and particularly their consideration of the current investment advisory and administration agreements under which GEAM provides investment advisory services to the Funds (the “Existing GEAM Agreements”) in recent years.

The Board also received materials relating to the organizational structure and business of the Adviser, including materials describing changes expected as a result of the Transaction. Various information relating to the terms of the Transaction, including the goals, interests and timetable of the Adviser, was discussed as well. The Adviser also advised that no change in investment processes is anticipated as a result of the Transaction, as all of the personnel of GEAM responsible for the daily management and operations of the Funds, including current officers of the Funds, were expected to become employees of SSGA FM or its affiliates and continue to serve in the same capacities upon the closing of the Transaction.

In approving the New Investment Advisory and Administration Agreement with the Adviser, the Directors considered those factors it deemed relevant, including the factors discussed below. In its deliberations, the Board did not identify any single factor that was dispositive and each Director may have attributed different weights to the various factors. The Directors evaluated the information provided to them by GEAM and the Adviser, as well as the presentations and discussions that occurred at the Board Meeting, for each Fund on a Fund-by-Fund basis, and their determinations were made separately in respect of each Fund.

16

Advisory and Administrative Agreement Approval	(Unaudited)

The material factors and conclusions that formed the basis for the Board’s determinations to approve the New Investment Advisory and Administration Agreement with the Adviser on behalf of each Fund are as discussed below.

The Nature, Extent and Quality of Services Expected to be Provided.

The Directors reviewed the services expected to be provided to the Funds by the Adviser. The Board considered the Adviser’s favorable attributes, including its substantial experience managing mutual funds, investment philosophy and discipline, experienced investment and trading personnel, systems and other resources, and favorable history and reputation. The Board also reviewed the extensive information provided by the Adviser related to its business, legal and regulatory affairs. This review considered the resources available to the Adviser to provide the services specified under the New Investment Advisory and Administration Agreement, including the supervision of the Existing Sub-Advisers. Additionally, the Board considered that it is anticipated that substantially all of the portfolio managers currently managing the Funds will be joining the Adviser as part of the Transaction.

In light of the foregoing, the Board, including the Independent Directors, concluded that the services expected to be provided by the Adviser would be satisfactory, particularly given that the same individuals who currently provide portfolio management services to the Funds as employees of GEAM are expected to continue providing such services as employees of the Adviser, benefiting the Funds by providing continuity of service following the Transaction.

Investment Performance of GEAM and the Adviser.

The Directors considered the investment performance of GEAM and the Adviser for various periods focusing on GEAM’s and the Adviser’s investment performance with respect to registered investment companies and other accounts that have investment objectives and strategies similar to that of the Funds. The Board also engaged in detailed discussions with GEAM and the Adviser about their investment processes, focusing on the number and experience of portfolio management and supporting research personnel and GEAM’s and the Adviser’s investment style and approach employed. The Board noted that the Funds’ historical performance under the Existing GEAM Agreements was relevant as the personnel providing portfolio management services would continue to provide those services under the New Investment Advisory and Administration Agreement.

Taking these factors into consideration, the Board, including the Independent Directors, concluded that each Fund’s performance was acceptable.

Cost of the Services to be Provided And Profits to be Realized From The Relationship with the Funds.

The Directors considered the proposed Management Fees that would be paid to the Adviser by the Funds, as well as the fees proposed to be paid to each of the sub-advisers by the Adviser, which will reduce the net Management Fees retained by the Adviser. Representatives of the Adviser stated that the Adviser was not able to estimate profitability in a meaningful way but expected to discuss any changes in the level of profitability with the Board during the contract renewal process. The Directors considered the renewal requirements for advisory agreements and their ability to review the Management Fees annually after the initial term of the New Investment Advisory and Administration Agreement.

Information also was presented regarding the financial condition of the Adviser for various past periods. The Directors also considered the Adviser’s statements concerning its significant investment in supporting registered investment companies.

The Extent to Which Economies of Scale Would Be Realized as the Funds Grow and Whether Fee Levels Would Reflect Such Economies of Scale.

The Directors considered the extent to which economies of scale would be realized as the Funds grow, and whether the proposed fee levels reflect these economies of scale for the benefit of Fund investors. The Directors noted that the Adviser expects its distribution plans and capabilities to provide an opportunity for the Funds to experience additional growth. The Board considered that there might be some opportunities for reductions in certain fixed operating expenses that might be enjoyed by the Funds depending on the extent to which their assets increase and determined that, to the extent in the

17

Advisory and Administrative Agreement Approval	(Unaudited)

future it were determined that material economies of scale had not been shared with the Funds, the Board would seek to have those economies of scale shared with the Funds.

Comparison of Services to be Rendered and Fees to be Paid.

The Board discussed the services expected to be provided to the Funds by the Adviser, and the proposed Management Fees to be charged to the Funds for those services. Representatives of the Adviser stated information regarding the fee and expense ratio for each Fund and comparative information with respect to similar products was not expected to be materially different from the information provided to the Board at its December 2015 meeting. Representatives of the Adviser noted that most of the Funds’ fees and expenses generally should remain within applicable peer group ranges, and that the Management Fee rate is not proposed to change (except for the lowered fee rate for the S&P 500 Index Fund).

In light of the foregoing, the Board, including the Independent Directors, determined that the proposed Management Fees, considered in relation to the services to be provided to the Funds, supported the Board’s approval of the New Investment Advisory and Administration Agreement.

Fall-Out Benefits.

The Board considered actual and potential financial benefits that the Adviser could derive from its relationship with the Funds, including the custody, fund accounting and sub-administration services being provided to the Funds by affiliates of the Adviser. The Board noted, however, that the affiliates of the Adviser had already been providing such services to the Funds pursuant to various services agreements that had been negotiated at arm’s-length prior to the Transaction, and that the Adviser would not derive any additional benefits from such services following the close of the Transaction.

Conclusion.

No single factor was determinative to the Board’s decision. Based on their discussion and such other matters as were deemed relevant, the Directors, including the Independent Directors, concluded that the approval of the New Investment Advisory and Administration Agreement with the Adviser was in the best interests of the Funds.

18

Special Meeting of Shareholders — Voting Results	(Unaudited)

On June 22, 2016, the GE Investments Funds, Inc. (the “Company”) held a special meeting of shareholders of each series portfolio of the Company (collectively, the “Funds”), including shareholders of the Premier Growth Equity Fund (the “Fund”). Shareholders of record on April 22, 2016 were entitled to vote on the proposals. For each proposal, except Proposal 2, shareholders voted on a fund-by-fund basis. For Proposal 2, shareholders of all Funds voted together and not by Fund or share class. At the meeting, all proposals were approved by the Fund’s shareholders and the following votes were recorded:

Proposal 1:

Approval of a new investment advisory and administration agreement with SSGA Funds Management, Inc. (“SSGA FM”), pursuant to which SSGA FM will replace GE Asset Management Incorporated (“GEAM”) as investment adviser and administrator to the Funds upon consummation of the sale of the asset management and advisory services business conducted by GEAM and certain of its subsidiaries.

	No. of Shares	% of Outstanding Shares	% of Shares Present
Affirmative	359,999.212	96.235%	96.235%
Against	6,897.130	1.844%	1.844%
Abstain	7,186.909	1.921%	1.921%
Total	374,083.251	100.000%	100.000%

Proposal 2:

Approval of the election of John R. Costantino, Jeanne M. La Porta, R. Sheldon Johnson and Donna M. Rapaccioli to the Board of Directors of the Company (the “Board”).

Company votes:

	No. of Shares	% of Outstanding Shares	% of Shares Present
		Mr. John R. Costantino
Affirmative	148,179,044.354	97.652%	97.652%
Withhold	3,563,007.674	2.348%	2.348%
Total	151,742,052.028	100.000%	100.000%
		Ms. Jeanne M. La Porta
Affirmative	148,058,265.073	97.572%	97.572%
Withhold	3,683,786.955	2.428%	2.428%
Total	151,742,052.028	100.000%	100.000%
		Mr. R. Sheldon Johnson
Affirmative	148,154,711.538	97.636%	97.636%
Withhold	3,587,340.490	2.364%	2.364%
Total	151,742,052.028	100.000%	100.000%
		Ms. Donna M. Rapaccioli
Affirmative	148,234,766.100	97.689%	97.689%
Withhold	3,507,285.928	2.311%	2.311%
Total	151,742,052.028	100.000%	100.000%

19

Special Meeting of Shareholders — Voting Results	(Unaudited)

Fund votes:

	No. of Shares	% of Outstanding Shares	% of Shares Present
		Mr. John R. Costantino
Affirmative	366,475.642	97.966%	97.966%
Withhold	7,607.609	2.034%	2.034%
Total	374,083.251	100.000%	100.000%
		Ms. Jeanne M. La Porta
Affirmative	365,728.267	97.767%	97.767%
Withhold	8,354.984	2.233%	2.233%
Total	374,083.251	100.000%	100.000%
		Mr. R. Sheldon Johnson
Affirmative	366,632.483	98.008%	98.008%
Withhold	7,450.768	1.992%	1.992%
Total	374,083.251	100.000%	100.000%
		Ms. Donna M. Rapaccioli
Affirmative	366,196.615	97.892%	97.892%
Withhold	7,886.636	2.108%	2.108%
Total	374,083.251	100.000%	100.000%

Proposal 3:

Approval of manager-of-managers authority for SSGA FM, whereby SSGA FM may, subject to approval of the Board, enter into and materially amend investment sub-advisory agreements with unaffiliated sub-advisers for a Fund without obtaining shareholder approval in each case.

	No. of Shares	% of Outstanding Shares	% of Shares Present
Affirmative	360,021.317	96.241%	96.241%
Against	6,518.010	1.742%	1.742%
Abstain	7,543.924	2.017%	2.017%
Total	374,083.251	100.000%	100.000%

20

Additional Information	(Unaudited)

Information about Directors and Executive Officers:

The business and affairs of the Fund are managed under the direction of the Fund’s Board of Directors. Information pertaining to the Directors and officers of the Fund is set forth below. Matthew J. Simpson resigned as a Director of the Fund effective June 30, 2016.

Interested Directors and Executive Officers

Jeanne M. La Porta

Address  c/o SSGA FM 1600 Summer St. Stamford, CT 06905

Age  50

Position(s) Held with Fund  Director and President

Term of Office and Length of Time Served  Until successor is elected and qualified – 2 years

Principal Occupation(s) During Past 5 Years  Senior Managing Director at State Street Global Advisors since July 2016; President of GE Retirement Savings Plan Funds since July 2016; Senior Vice President and Commercial Operations Leader at GEAM from March 2014 to July 2016; President of GE Institutional Funds and GE Investments Funds, Inc. since April 2014; President and Trustee of GEAM’s UCITs Funds from March 2014 to November 2014; Senior Vice President and Commercial Administrative Officer at GEAM from April 2010 to March 2014; Vice President of GE Institutional Funds since July 2003; Vice President of Elfun Funds since October 2003; Vice President of GE Retirement Savings Plan Funds from October 2003 to July 2016; Secretary of GE Funds from July 2007 to September 2010 and Vice President from July 2007 to February 2011; Senior Vice President and Deputy General Counsel of GEAM from October 2007 to April 2010; Vice President and Assistant Secretary of Elfun Funds and GE Retirement Savings Plan Funds from July 2003 to June 2010; and Vice President and Associate General Counsel – Marketing and Client Services (formerly Asset Management Services) at GEAM from May 1997 to October 2007.

Number of Portfolios in Fund Complex Overseen by Director  22

Other Directorships Held by Director  Trustee and President of GE Institutional Funds since 2014; Trustee of Elfun Funds since 2014.

Brian Harris

Address   c/o SSGA FM State Street Financial Center One Lincoln Street Boston, MA 02111-2900

Age  43

Position(s) Held with Fund  Deputy Chief Compliance Officer

Term of Office and Length of Time Served  Until successor is elected and qualified – less than 1 year

Principal Occupation(s) During Past 5 years  Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (June 2013 - present)*; Senior Vice President and Global Head of Investment Compliance, BofA Global Capital Management (2010-2013); Director of Compliance, AARP Financial Inc. (2008-2010).

Number of Portfolios in Fund Complex Overseen by Officer  N/A

Other Directorships Held by Officer  N/A

Bruce S. Rosenberg

Address  c/o SSGA FM State Street Financial Center One Lincoln Street Boston, MA 02111-2900

Age  55

Position(s) Held with Fund  Assistant Treasurer

Term of Office and Length of Time Served  Until successor is elected and qualified – less than 1 year

Principal Occupation(s) During Past 5 years  Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 – present); Director, Credit Suisse (April 2008 – July 2015).

Number of Portfolios in Fund Complex Overseen by Officer  N/A

Other Directorships Held by Officer  N/A

Ann M. Carpenter

Address  c/o SSGA FM State Street Financial Center One Lincoln Street Boston, MA 02111-2900

Age  50

Position(s) Held with Fund  Assistant Treasurer

Term of Office and Length of Time Served  Until successor is elected and qualified – less than 1 year

Principal Occupation(s) During Past 5 years  Chief Operating Officer, SSGA Funds Management, Inc. (April 2014 – present); Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (2005 – present).*

Number of Portfolios in Fund Complex Overseen by Officer  N/A

Other Directorships Held by Officer  N/A

Chad C. Hallett

Address  c/o SSGA FM State Street Financial Center One Lincoln Street Boston, MA 02111-2900

Age  47

Position(s) Held with Fund  Assistant Treasurer

Term of Office and Length of Time Served  Until successor is elected and qualified – less than 1 year

Principal Occupation(s) During Past 5 years  Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 – present); Vice President, State Street Bank and Trust Company (2001 – November 2014).

Number of Portfolios in Fund Complex Overseen by Officer  N/A

Other Directorships Held by Officer  N/A

*	Served in various capacities and/or with various affiliated entities during noted time period.

21

Additional Information	(Unaudited)

JoonWon Choe

Address  c/o SSGA FM 1600 Summer St. Stamford, CT 06905

Age  46

Position(s) Held with Fund  Vice President & Secretary

Term of Office and Length of Time Served  Until successor is elected and qualified – 5 years

Principal Occupation(s) During Past 5 years  Managing Director and Managing Counsel at State Street Global Advisors since July 2016; Senior Vice President and Deputy General Counsel at GEAM from March 2011 to July 2016; Vice President and Secretary of GE Institutional Funds since September 2010; Vice President and Assistant Secretary of GE Retirement Savings Plan Funds since September 2010; Vice President and Assistant Secretary of Elfun Funds from September 2010 to July 2016; Senior Vice President and Associate General Counsel at GEAM from June 2010 to March 2011; Vice President and Associate General Counsel of GEAM from November 2005 to June 2010; and Vice President and Secretary of GE Funds from September 2010 to February 2011.

Number of Portfolios in Fund Complex Overseen by Officer  N/A

Other Directorships Held by Officer  N/A

Robert Herlihy

Address  c/o SSGA FM 1600 Summer St. Stamford, CT 06905

Age  48

Position(s) Held with Fund  Chief Compliance Officer

Term of Office and Length of Time Served  Until successor is elected and qualified – 10 years

Principal Occupation(s) During Past 5 years   Managing Director at State Street Global Advisors since July 2016; Deputy Chief Compliance Officer of Elfun Funds since July 2016; Chief Compliance Officer of GE Institutional Funds and GE Retirement Savings Plan Funds since July 2005; Chief Compliance Officer of GEAM and Elfun Funds from July 2005 to July 2016; Chief Compliance Officer of GE Funds from July 2005 to February 2011; and Manager of Fund Administration at GEAM from 2002-2005.

Number of Portfolios in Fund Complex Overseen by Officer  N/A

Other Directorships Held by Officer  N/A

Arthur A. Jensen

Address  c/o SSGA FM 1600 Summer St. Stamford, CT 06905

Age  49

Position(s) Held with Fund  Treasurer

Term of Office and Length of Time Served  Until successor is elected and qualified – 5 years

Principal Occupation(s) During Past 5 years  Vice President at State Street Global Advisors since July 2016; Deputy Treasurer of Elfun Funds since July 2016; Treasurer of GE Institutional Funds and GE Retirement Savings Plan Funds since June 2011; Treasurer of Elfun Funds from June 2011 to July 2016; Mutual Funds Controller of GEAM from April 2011 to July 2016; Senior Vice President at Citigroup from 2008 to 2010; and Vice President at JPMorgan from 2005 to 2008.

Number of Portfolios in Fund Complex Overseen by Officer  N/A

Other Directorships Held by Officer  N/A

Non-Interested Directors

John R. Costantino

Address    c/o SSGA FM 1600 Summer St. Stamford, CT 06905

Age    69

Position(s) Held with Fund    Chairman of the Board

Term of Office and Length of Time Served    Until successor is elected and qualified – 19 years

Principal Occupation(s) During Past 5 years    General Partner, NGN Capital LLC since 2006; and Managing Director, Vice President of Walden Capital Management since 1996.

Number of Portfolios in Fund Complex Overseen by Director    16

Other Directorships Held by Director    Trustee of GE Institutional Funds since 1997; Trustee of Fordham University from 1989 to 1995 and from 2001 to 2007 and Trustee Emeritus since 2007; Trustee of NeuroScience Research Institute since 1986; Trustee of GE Funds from 1993 to February 2011; Director of Artes Medical from 2006 to 2008; and Trustee of Gregorian University Foundation from 1992 to 2007.

R. Sheldon Johnson

Address    c/o SSGA FM 1600 Summer St. Stamford, CT 06905

Age    69

Positions(s) Held with Fund    Director

Term of office and Length of Time served    Until successor is elected and qualified – 5 years

Principal Occupation(s) During Past 5 years    Retired, 2006 to present; Head of Global Institutional Equity Sales and Marketing at Morgan Stanley & Co., Inc. from 2002 to 2006 and Managing Director at Morgan Stanley & Co., Inc. from 1988 to 2006.

Number of Portfolios in Fund Complex Overseen by Director    16

Other Directorships Held by Director    Trustee of GE Institutional Funds since April 2011 and Trustee of St. Lawrence University since 2003.

Donna M. Rapaccioli

Address    c/o SSGA FM 1600 Summer St. Stamford, CT 06905

Age    53

Position(s) Held with Fund    Director

Term of Office and Length of Time Served    Until successor is elected and qualified — 4 years

Principal Occupation(s) During Past 5 Years    Dean of the Gabelli School of Business since 2007 and Accounting professor since 1987 at Fordham University.

Number of Portfolios in Fund Complex Overseen by Officer    16

Other Directorships Held by Director    Trustee of GE Institutional Funds since January 2012 and Trustee of Emmanuel College since 2010.

The Statement of Additional Information for the Funds includes additional information about the Directors and Officers and is available, without charge, upon request by calling 1-800-242-0134.

22

Investment Team	(Unaudited)

Investment Adviser and Administrator

SSGA Funds Management, Inc.

Board of Directors

John R. Costantino, Chairman

R. Sheldon Johnson

Jeanne M. La Porta

Donna M. Rapaccioli

Secretary

JoonWon Choe

Assistant Secretary

Michelle Matzelle

Treasurer

Arthur A. Jensen

Assistant Treasurers

Bruce S. Rosenberg

Ann M. Carpenter

Chad C. Hallett

Distributor

State Street Global Markets, LLC

Member FINRA and SIPC

Custodian

State Street Bank & Trust Company

23

Investment Adviser

SSGA Funds Management, Inc.

1600 Summer Street

Stamford, CT 06905

or at:

P.O. Box 7900

Stamford, CT 06904-7900

Distributor

State Street Global Markets, LLC

Member FINRA and SIPC

State Street Financial Center

One Lincoln Street

Boston, MA 02111

www.geam.com

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 1-800-242-0134; (ii) on the Fund’s website at http://www.geam.com; and (iii) on the Commission’s website at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC – information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at http://www.geam.com; and (ii) on the Commission’s website at http://www.sec.gov.

GE Investments Funds, Inc.

Core Value Equity Fund

Semi-Annual Report

June 30, 2016

GE Investments Funds, Inc.

Core Value Equity Fund

This report is prepared for Policyholders of certain variable contracts and may be distributed to others only if preceded or accompanied by the variable contract’s current prospectus and the current summary prospectus of the Fund available for investments thereunder.

Core Value Equity Fund	(Unaudited)

Fund Information

Notes to Performance

Total return performance shown in this report for the GE Investments Core Value Equity Fund (the “Fund”) takes into account changes in share price and assumes reinvestment of dividends and capital gains distributions, if any. Total returns shown are net of Fund fees and expenses but do not reflect fees and charges associated with the variable contracts such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the Fund’s total returns for all periods shown.

The performance data quoted represents past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Periods less than one year are not annualized. Please call 800-242-0134 or visit the Fund’s website at http://www.geam.com for the most recent month-end performance data.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. An investment in the Fund is subject to risk, including possible loss of principal invested.

Investment Profile

A mutual fund designed for investors who seek long-term growth of capital and future income. The Fund seeks to achieve its investment objectives by investing at least 80% of its net assets under normal circumstances in equity securities, such as common and preferred stocks. The Fund invests primarily in U.S. companies that the portfolio managers believe are undervalued by the market but have solid growth prospects.

Sector Allocation

Portfolio Compositions as a % of Fair Value of Investments of $13,755 (in thousands) on June 30, 2016 (a)(b)

Top Ten Largest Holdings

as of Fair Value of Investments of $13,755 (in thousands) on June 30, 2016 (a)(b)

Alphabet Inc., Class A	2.96%
Johnson & Johnson	2.66%
Apple Inc.	2.33%
Merck & Company Inc.	2.27%
Exxon Mobil Corp.	2.22%
Bank of America Corp.	2.19%
Comcast Corp., Class A	2.19%
PepsiCo Inc.	2.16%
Oracle Corp.	2.14%
Amgen Inc.	2.05%

(a)	Fair Value basis is inclusive of short-term investment in State Street Institutional U.S. Government Money Market Fund Class G Shares.

(b)	The securities information regarding holdings, allocations and other characteristics is presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

State Street Global Markets, LLC, Member of FINRA & SIPC, is the principal underwriter and distributor of the GE Investments Funds, Inc. and a wholly owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. The Fund pays State Street Bank and Trust Company for its services as custodian and fund accounting agent, and pays SSGA Funds Management, Inc. for investment advisory and administration services.

1

Core Value Equity Fund	(Unaudited)

Understanding Your Fund’s Expenses

As a shareholder of the Fund, you incur ongoing costs. Ongoing costs include portfolio management fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended June 30, 2016.

Actual Expenses

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given under the heading “Expenses paid during the period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs, such as sales charges or redemption fees, if any. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. Additionally, the expenses shown do not reflect the fees or charges associated with variable contracts through which shares of the Fund are offered.

January 1, 2016 – June 30, 2016

	Account value at the beginning of the period ($)	Account value at the end of the period ($)	Expenses paid during the period ($)*
Actual Fund Return	1,000.00	1,024.30	5.59
Hypothetical 5% Return (2.5% for the period)	1,000.00	1,019.34	5.57

*	Expenses are equal to the Fund’s annualized net expense ratio of 1.11% (for the period January 1, 2016 – June 30, 2016), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

2

Core Value Equity Fund

Schedule of Investments	June 30, 2016 (Unaudited)

Core Value Equity Fund

	Number of Shares	Fair Value

Common Stock — 94.6%†

Aerospace & Defense — 4.8%

General Dynamics Corp.	987	$137,430
Hexcel Corp.	3,141	130,791
Honeywell International Inc.	2,033	236,479
The Boeing Co.	1,109	144,026
		648,726

Agricultural Products — 0.2%

Archer-Daniels-Midland Co.	721	30,924

Airlines — 1.0%

Delta Air Lines Inc.	3,511	127,906

Apparel, Accessories & Luxury Goods — 1.0%

VF Corp.	2,141	131,650

Asset Management & Custody Banks — 2.3%

Ameriprise Financial Inc.	2,095	188,236
Invesco Ltd.	4,614	117,841
		306,077

Auto Parts & Equipment — 1.4%

Delphi Automotive PLC	2,983	186,736

Automobile Manufacturers — 1.3%

Ford Motor Co.	14,299	179,738

Automotive Retail — 1.0%

Advance Auto Parts Inc.	815	131,728

Biotechnology — 3.6%

Amgen Inc.	1,858	282,695
Gilead Sciences Inc.	2,436	203,211
		485,906

Broadcasting — 0.8%

CBS Corp., Class B	2,089	113,725

Cable & Satellite — 2.2%

Comcast Corp., Class A	4,611	300,591

Communications Equipment — 2.1%

Cisco Systems Inc.	9,805	281,305

Consumer Finance — 1.7%

Discover Financial Services	4,149	222,345

	Number of Shares	Fair Value

Diversified Banks — 7.6%

Bank of America Corp.	22,679	$300,951
Citigroup Inc.	4,747	201,225
JPMorgan Chase & Co.	3,971	246,758
Wells Fargo & Co.	5,634	266,657
		1,015,591

Drug Retail — 1.0%

CVS Health Corp.	1,370	131,164

Electric Utilities — 1.9%

NextEra Energy Inc.	1,991	259,626

General Merchandise Stores — 1.7%

Dollar General Corp.	2,417	227,198

Gold — 0.7%

Newmont Mining Corp.	2,568	100,460

Healthcare Distributors — 1.1%

Cardinal Health Inc.	1,927	150,325

Healthcare Equipment — 4.0%

Boston Scientific Corp.	11,407	266,582	(a)
Medtronic PLC	1,157	100,393
Stryker Corp.	1,435	171,956
		538,931

Home Improvement Retail — 1.8%

Lowe’s Companies Inc.	2,996	237,193

Hotels, Resorts & Cruise Lines — 0.7%

Hilton Worldwide Holdings Inc.	4,412	99,402

Household Products — 1.1%

The Procter & Gamble Co.	1,739	147,241

Housewares & Specialties — 0.8%

Newell Brands Inc.	2,101	102,046

Independent Power Producers & Energy Traders — 1.0%

Calpine Corp.	9,071	133,797	(a)

Industrial Gases — 0.5%

Air Products & Chemicals Inc.	519	73,719

Industrial Machinery — 1.8%

Ingersoll-Rand PLC	3,750	238,800

Integrated Oil & Gas — 5.1%

Chevron Corp.	1,655	173,494
Exxon Mobil Corp.	3,260	305,592
Occidental Petroleum Corp.	2,779	209,981
		689,067

See Notes to Schedule of Investments and Notes to Financial Statements.

3

Core Value Equity Fund

Schedule of Investments	June 30, 2016 (Unaudited)

	Number of Shares	Fair Value

Internet Software & Services — 3.0%

Alphabet Inc., Class A	579	$407,344	(a)

IT Consulting & Other Services — 0.8%

Cognizant Technology Solutions Corp., Class A	1,995	114,194	(a)

Movies & Entertainment — 1.8%

Time Warner Inc.	3,274	240,770

Multi-Line Insurance — 1.6%

The Hartford Financial Services Group Inc.	4,821	213,956

Multi-Utilities — 0.8%

Sempra Energy	979	111,626

Oil & Gas Equipment & Services — 1.2%

Schlumberger Ltd.	2,049	162,035

Oil & Gas Exploration & Production — 2.9%

Concho Resources Inc.	652	77,764	(a)
ConocoPhillips	2,706	117,982
Hess Corp.	3,332	200,253
		395,999

Packaged Foods & Meats — 1.2%

Mondelez International Inc., Class A	3,511	159,786

Paper Packaging — 0.4%

Packaging Corporation of America	759	50,800

Pharmaceuticals — 7.9%

Allergan PLC	983	227,161	(a)
Johnson & Johnson	3,020	366,326
Merck & Company Inc.	5,417	312,073
Pfizer Inc.	4,360	153,516
		1,059,076

Property & Casualty Insurance — 0.8%

Chubb Ltd.	487	63,656
XL Group PLC	1,494	49,765
		113,421

Research & Consulting Services — 1.5%

Nielsen Holdings PLC	3,783	196,603

Semiconductor Equipment — 2.0%

Applied Materials Inc.	11,251	269,686

Semiconductors — 2.8%

NXP Semiconductors N.V.	1,422	111,399	(a)
QUALCOMM Inc.	4,891	262,011
		373,410

	Number of Shares	Fair Value

Soft Drinks — 2.2%

PepsiCo Inc.	2,802	$296,844

Specialized REITs — 2.5%

American Tower Corp.	2,165	245,966
Extra Space Storage Inc.	941	87,080
		333,046

Specialty Chemicals — 1.0%

PPG Industries Inc.	1,260	131,229

Systems Software — 2.2%

Oracle Corp.	7,190	294,287

Technology Hardware, Storage & Peripherals — 2.9%

Apple Inc.	3,347	319,973
Western Digital Corp.	1,481	69,992
		389,965

Trading Companies & Distributors — 0.9%

United Rentals Inc.	1,735	116,418	(a)

Total Common Stock (Cost $11,325,423)		12,722,412

Exchange Traded Fund — 1.6%

Industrial Select Sector SPDR Fund (Cost $156,762)	3,832	214,439	(b)

Total Investments in Securities (Cost $11,482,185)		12,936,851

Short-Term Investments — 6.1%

State Street Institutional U.S. Government Money Market Fund — Class G Shares 0.29% (Cost $817,659)		817,659	(b,c,d)

Total Investments (Cost $12,299,844)		13,754,510

Liabilities in Excess of Other Assets, net — (2.3)%		(307,291)

NET ASSETS — 100.0%		$13,447,219

See Notes to Schedule of Investments and Notes to Financial Statements.

4

Core Value Equity Fund

Schedule of Investments	June 30, 2016 (Unaudited)

Other Information:
The Fund had the following long futures contracts open at June 30, 2016:
Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Appreciation
S&P 500 Emini Index Futures	September 2016	4	$418,040	$5,990

See Notes to Schedule of Investments and Notes to Financial Statements.

5

Notes to Schedule of Investments	June 30, 2016 (Unaudited)

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	Non-income producing security.

(b)	At June 30, 2016, all or a portion of this security was pledged to cover collateral requirements for current or potential holdings of futures.

(c)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, effective July 1, 2016, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(d)	Coupon amount represents effective yield.

†	Percentages are based on net assets as of
June 30, 2016.

Abbreviations:

REIT	—	Real Estate Investment Trust

SPDR	—	Standard and Poor’s Depositary Receipt

6

Financial Highlights

Selected data based on a share outstanding throughout the periods indicated

	6/30/16†		12/31/15	12/31/14		12/31/13		12/31/12		12/31/11
Inception date	—		—	—		—		—		4/28/00
Net asset value, beginning of period	$9.46		$11.03	$11.89		$9.67		$8.63		$8.85
Income/(loss) from investment operations:
Net investment income	0.06		0.11	0.12		0.11		0.12		0.08
Net realized and unrealized gains/(losses) on investments	0.17		(0.59)	1.26		3.09		1.04		(0.22)
Total income/(loss) from investment operations	0.23		(0.48)	1.38		3.20		1.16		(0.14)
Less distributions from:
Net investment income	—		0.11	0.11		0.11		0.12		0.08
Net realized gains	—		0.98	2.13		0.87		—		—
Total distributions	—		1.09	2.24		0.98		0.12		0.08
Net asset value, end of period	$9.69		$9.46	$11.03		$11.89		$9.67		$8.63
TOTAL RETURN (a)	2.43%		(4.56)%	11.51%		33.08%		13.41%		(1.60)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)	$13,447		$14,279	$17,025		$17,993		$15,523		$16,251
Ratios to average net assets:
Net expenses	1.11%	*	1.05%	1.01%	(b)	1.02%	(b)	1.08%	(b)	1.28%	(b)
Gross expenses	1.11%	*	1.05%	1.01%		1.02%		1.08%		1.28%
Net investment income	1.20%	*	0.91%	0.88%		0.89%		1.14%		0.80%
Portfolio turnover rate	26%		43%	50%		43%		62%		49%

Notes to Financial Highlights

(a)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions and do not include the effect of insurance contract charges. Past performance does not guarantee future results.
(b)	Includes contractual management fee waiver related to the Fund’s investments in the GE Institutional Money Market Fund (the “Money Market Fund”). The fee waiver agreement was terminated effective June 30, 2014 with the closure of the Money Market Fund.
†	Unaudited.
*	Annualized for periods less than one year.

The accompanying Notes are an integral part of these financial statements.

7

Statement of Assets and Liabilities June 30, 2016	(Unaudited)

ASSETS
Investments in securities, at fair value (cost $11,482,185)	$12,936,851
Short-term investments, at fair value (cost $817,659)	817,659
Cash	1,275
Income receivables	14,051
Receivable for fund shares sold	603
Receivable for variation margin on open futures contracts	4,680
Total assets	13,775,119
LIABILITIES
Payable for investments purchased	299,746
Payable for fund shares redeemed	8
Payable to the Adviser	7,321
Accrued other expenses	20,825
Total liabilities	327,900
NET ASSETS	$13,447,219
NET ASSETS CONSIST OF:
Capital paid in	$11,764,037
Undistributed (distributions in excess of) net investment income	81,048
Accumulated net realized gain	141,478
Net unrealized appreciation (depreciation) on:
Investments	1,454,666
Futures	5,990
NET ASSETS	$13,447,219

Shares outstanding ($0.01 par value; unlimited shares authorized)	1,387,817
Net asset value per share	$9.69

The accompanying Notes are an integral part of these financial statements.

8

Statement of Operations For the period ended June 30, 2016	(Unaudited)

INVESTMENT INCOME
Income
Dividend	$155,737
Interest	388
Less: Foreign taxes withheld	(49)
Total income	156,076
Expenses
Advisory and administration fees	44,109
Directors’ fees	469
Custody and accounting expenses	15,516
Professional fees	9,417
Other expenses	5,516
Total expenses	75,027
Net investment income	$81,049
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) on:
Investments	$112,004
Futures	(40)

Increase (decrease) in unrealized appreciation/depreciation on:
Investments	132,988
Futures	844
Net realized and unrealized gain (loss) on investments	245,796
Net increase in net assets resulting from operations	$326,845

The accompanying Notes are an integral part of these financial statements.

9

Statements of Changes in Net Assets

	Six Months Ended June 30, 2016*	Year Ended December 31, 2015

INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$81,049	$143,531
Net realized gain (loss) on investments and futures transactions	111,964	1,176,542
Net increase (decrease) in unrealized appreciation/depreciation on investments and futures	133,832	(2,027,057)
Net increase (decrease) from operations	326,845	(706,984)
Distributions to shareholders from:
Net investment income	—	(142,667)
Net realized gains	—	(1,323,704)
Total distributions	—	(1,466,371)
Increase (decrease) in assets from operations and distributions	326,845	(2,173,355)
Share transactions:
Proceeds from sale of shares	68,862	260,975
Value of distributions reinvested	—	1,466,371
Cost of shares redeemed	(1,227,551)	(2,300,168)
Net increase (decrease) from share transactions	(1,158,689)	(572,822)
Total increase (decrease) in net assets	(831,844)	(2,746,177)

NET ASSETS
Beginning of period	14,279,063	17,025,240
End of period	$13,447,219	$14,279,063
Undistributed (distributions in excess of) net investment income, end of period	$81,048	$(1)

CHANGES IN FUND SHARES
Shares sold	7,588	24,989
Issued for distributions reinvested	—	152,588
Shares redeemed	(129,769)	(210,528)
Net decrease in fund shares	(122,181)	(32,951)

*	(Unaudited).

The accompanying Notes are an integral part of these financial statements.

10

Notes to Financial Statements	June 30, 2016 (Unaudited)

1.	Organization of the Company

GE Investments Funds, Inc. (the “Company”) was incorporated under the laws of the Commonwealth of Virginia on May 14, 1984 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is currently composed of eleven investment portfolios (collectively, the “Funds”), although only the following eight are currently being offered: U.S. Equity Fund, S&P 500 Index Fund, Premier Growth Equity Fund, Core Value Equity Fund (the “Fund”), Small-Cap Equity Fund, Total Return Fund, Income Fund and Real Estate Securities Fund. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services—Investment Companies.

Shares of the Funds of the Company are offered only to insurance company separate accounts that fund certain variable life insurance contracts and variable annuity contracts. SSGA Funds Management, Inc. (“SSGA FM”) is the investment adviser and administrator of each of the Funds effective July 1, 2016. Prior to July 1, 2016, GE Asset Management Incorporated (“GEAM”) served as the investment adviser and administrator to each Fund.

The Company currently offers one share class (Class 1) of the Fund as an investment option for variable life insurance and variable annuity contracts.

2.	Summary of Significant Accounting Policies

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

Subsequent events after the balance sheet date through the date the financial statements were issued have been evaluated in the preparation of the financial statements. There are no items to report.

The following summarizes the significant accounting policies of the Company:

Securities Valuation and Transactions  All investments in securities are recorded at their estimated fair value, as described in Note 3.

Securities transactions are accounted for as of the trade date. Realized gains and losses on investments sold are recorded on the basis of identified cost for both financial statement and federal tax purposes.

Foreign Currency  Accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of such transactions.

All assets and liabilities of the Fund initially expressed in foreign currency values will be converted into U.S. dollars at the WM/Reuters exchange rate computed at 11:00 a.m., Eastern Time.

The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the year. Such fluctuations are included in the net realized or unrealized gain or loss from investments. Net realized gains or losses on foreign currency transactions represent net gains or losses on sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income and withholding taxes accrued and the U.S. dollar amount actually received or paid, and gains or losses between the trade and settlement date on purchases and sales of foreign securities. Net unrealized foreign exchange gains and losses arising from changes in the value of other assets and liabilities (including foreign currencies and open foreign currency contracts) as a result of changes in foreign exchange rates are included as increases or decreases in unrealized appreciation/depreciation on foreign currency related transactions.

Derivatives  The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may enter into various types of derivative transactions

11

Notes to Financial Statements	June 30, 2016 (Unaudited)

(such as options, futures, and options on futures) to gain or hedge exposure to certain types of securities as an alternative to investing directly in or selling such securities.

Futures Contracts  A futures contract is an agreement to buy or sell a specific amount of a commodity, financial instrument, currency or index at a particular price and future date. During the six-month period ended June 30, 2016, the Fund invested in stock index futures contracts to gain equity exposure for accumulating and residual cash positions. Buying futures tends to increase the Fund’s exposure to the underlying instrument while selling futures tends to decrease the Fund’s exposure to the underlying instrument, or hedge other Fund investments. With futures contracts, there is minimal counterparty credit risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all traded futures, guarantees the futures against default. The Fund’s risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts’ terms and changes in the liquidity of the secondary market for the contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they principally trade.

Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount, known as initial margin deposit. Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuation in the fair value of the underlying security. The Fund records an unrealized gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may incur a loss. The Fund recognizes a realized gain or loss on the expiration or closing of a futures contract.

Investment Income  Corporate actions (including cash dividends) are recorded on the ex-dividend date, net of applicable withholding taxes, except for certain foreign corporate actions which are recorded as soon after the ex-dividend date as such information becomes available. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Interest income is recorded on the accrual basis. Accretion of discounts and amortization of premiums on taxable bonds are to the call or maturity date, whichever is shorter, using the effective yield method.

Expenses  Fund specific expenses are charged to the Fund that incurs such expenses. Such expenses may include custodial fees, legal and accounting fees, printing costs and registration fees. Expenses that are not fund specific are allocated pro rata across the Funds. Expenses of the Fund are generally paid directly by the Fund, however, expenses may be paid by the investment adviser and reimbursed by the Fund.

Federal Income Taxes  The Fund intends to comply with all sections of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”) applicable to regulated investment companies, including the distribution of substantially all of its taxable net investment income and net realized capital gains to its shareholders. Therefore, no provision for federal income tax has been made. The Fund is treated as a separate taxpayer for federal income tax purposes.

3.	Securities Valuation

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a framework for measuring fair value and providing related disclosures. Broadly, the framework requires fair value to be determined based on the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. In the absence of active markets for the identical assets or liabilities, such measurements involve developing assumptions based on market observable data and, in the absence of such data, internal information that is consistent with what market participants would use in a hypothetical transaction that occurs at the measurement date. It also establishes a three-level valuation hierarchy based upon observable and non-observable inputs.

Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our market assumptions. Preference is given to observable inputs. These two types of inputs create the following fair value hierarchy:

Level 1 – Quoted prices for identical investments in active markets.

12

Notes to Financial Statements	June 30, 2016 (Unaudited)

Level 2 – Quoted prices for similar investments in active markets; quoted prices for identical or similar investments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

Level 3 – Significant inputs to the valuation model are unobservable.

Policies and procedures are maintained to value investments using the best and most relevant data available. In addition, pricing vendors are utilized to assist in valuing investments. The investment adviser performs periodic reviews of the methodologies used by independent pricing services including price validation of individual securities.

Fair Value Measurement  The following section describes the valuation methodologies the Fund uses to measure different financial investments at fair value.

The Fund’s portfolio securities are valued generally on the basis of market quotations. Equity securities generally are valued at the last reported sale price on the primary market in which they are traded. Portfolio securities listed on NASDAQ are valued using the NASDAQ Official Closing Price. Level 1 securities primarily include publicly-traded equity securities, which may not necessarily represent the last sales price. If no sales occurred on the exchange or NASDAQ that day, the portfolio security generally is valued using the last reported bid price. In those circumstances, the Fund typically classifies the investment securities in Level 2.

Short-term securities of sufficient credit quality with remaining maturities of sixty days or less at the time of purchase are typically valued on the basis of amortized cost which approximates fair value and these are included in Level 2. If it is determined that amortized cost does not approximate fair value, securities may be valued based on dealer supplied valuations or quotations. In these infrequent circumstances, pricing services may provide the Fund with valuations that are based on significant unobservable inputs, and in those circumstances the investment securities are classified in Level 3.

Investments in registered investment companies are valued at the published daily net asset value (“NAV”) and classified in Level 1.

If prices are not readily available for a portfolio security, or if it is believed that a price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Fund’s Board of Directors that are designed to establish its “fair” value. These securities are typically classified in Level 3. Those procedures require that the fair value of a security be established by a valuation committee of the investment adviser. The valuation committee follows different protocols for different types of investments and circumstances. The fair value procedures may be used to value any investment of the Fund in the appropriate circumstances.

Fair value determinations generally are used for securities whose value is affected by a significant event that will materially affect the value of a security and which occurs subsequent to the time of the close of the principal market on which such security trades but prior to the calculation of the Fund’s NAV.

The value established for such a portfolio security valued other than by use of a market quotation (as described above) may be different than what would be produced through the use of market quotations or another methodology. Portfolio securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that the Fund could sell a portfolio security for the value established for it at any time and it is possible that the Fund would incur a loss because a portfolio security is sold at a discount to its established value.

Other financial investments are derivative instruments that are not reflected in total investments, such as futures, forwards, swaps, and written options contracts, which are valued based on fair value as discussed above.

The Fund uses closing prices for derivatives included in Level 1, which are traded either on exchanges or liquid over-the-counter markets. Derivative assets and liabilities included in Level 2 primarily represent interest rate swaps, cross-currency swaps and foreign currency and commodity forward and option contracts. Derivative assets and liabilities included in Level 3 primarily represent interest rate products that contain embedded optionality or prepayment features.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

13

Notes to Financial Statements	June 30, 2016 (Unaudited)

The following table presents the Fund’s investments measured at fair value on a recurring basis at June 30, 2016:

Investments	Level 1	Level 2	Level 3	Total
Investments in Securities†
Common Stock	$12,722,412	$—	$—	$12,722,412
Exchange Traded Funds	214,439	—	—	214,439
Short-Term Investments	817,659	—	—	817,659

Total Investments in Securities	$13,754,510	$—	$—	$13,754,510

Other Financial Instruments*
Long Futures Contracts — Unrealized Appreciation	$5,990	$—	$—	$5,990

†	See Schedule of Investments for Industry Classification.

*	Other financial instruments include derivative instruments such as futures contracts. Amounts shown represent unrealized appreciation (depreciation), at period end.

There were no transfers between fair value levels during the period. Transfers between fair value levels are considered to occur at the beginning of the period.

4.	Derivatives Disclosure

Shown below are the derivative contracts entered into by the Fund, summarized by primary risk exposure as they appear on the Statement of Assets and Liabilities, none of which are accounted for as hedging instruments under FASB ASC No. 815 Derivatives and Hedging (“ASC 815”) as of June 30, 2016.

	Asset Derivatives June 30, 2016			Liability Derivatives June 30, 2016
Derivatives not accounted for as hedging instruments under ASC 815	Location in the Statement of Assets and Liabilities	Fair Value ($)		Location in the Statement of Assets and Liabilities	Fair Value ($)
Equity Contracts	Assets, Net Assets — Net Unrealized Appreciation/ (Depreciation) on Futures	5,990	*	Liabilities, Net Assets — Net Unrealized Appreciation/ (Depreciation) on Futures	—

*	Includes cumulative unrealized appreciation/(depreciation) of futures contracts as reported in the Schedule of Investments and within the components of the net assets section of the Statement of Assets and Liabilities. Only the current day’s variation margin is reported within the Assets and/or Liabilities section on the Statement of Assets and Liabilities.

Shown below are the effects of derivative instruments on the Fund’s Statement of Operations, summarized by primary risk exposure, none of which are accounted for as hedging instruments under ASC 815.

Derivatives not accounted for as hedging instruments under ASC 815	Location in the Statement of Operations	Total Notional Amount of Futures Contracts Purchased/(Sold) ($)	Realized Gain (Loss) on Derivatives Recognized in Income ($)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income ($)
Equity Contracts	Realized gain (loss) on Futures, Increase (decrease) in unrealized appreciation/ (depreciation) on Futures	1,338,168/ 1,328,034	(40)	844
During the six-month period ended June 30, 2016, the Fund had an average notional value of $253,623 on long futures contracts. Please refer to the table following the Schedule of Investments for open futures contracts at June 30, 2016.

14

Notes to Financial Statements	June 30, 2016 (Unaudited)

5.	Line of Credit

Prior to July 1, 2016, the Company shared a revolving credit facility of up to $150 million with a number of its affiliates. The credit facility was with the Company’s custodian bank, State Street Bank and Trust Company (“State Street”). The revolving credit facility required the payment of a commitment fee equal to 0.20% per annum on the daily unused portion of the credit facility, payable quarterly. The portion borne by each Fund generally was borne proportionally based upon net assets. Generally, borrowings under the credit facility would accrue interest at the higher of the 1-Month LIBOR plus 1.25% and the Overnight Federal Funds Rate plus 1.25% and would be borne by the borrowing Fund. The maximum amount allowed to be borrowed by any one Fund was the lesser of (i) 33.33% of its total assets or (ii) 20% of its net assets. The credit facility was not utilized by the Fund during the six-month period ended June 30, 2016. The revolving credit facility with State Street was terminated effective June 30, 2016.

Effective July 1, 2016, the Company and other affiliated funds (each, a “Participant” and collectively, the “Participants”) share in a $360 million revolving credit facility provided by a syndication of banks. The Participants are charged an annual commitment fee of 0.12% per annum, which is calculated based on the daily unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses and are paid by each Participant. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of the New York Fed Bank Rate plus 1%. The maximum amount allowed to be borrowed by any one Fund is the lesser of (i) 33.33% of its total assets or (ii) 20% of its net assets.

6.	Compensation and Fees Paid to Affiliates

SSGA FM, a registered investment adviser, was retained by the Company’s Board of Directors effective July 1, 2016 to act as investment adviser and administrator of the Fund. SSGA FM’s compensation for investment advisory and administrative services (“Management Fee”) is paid monthly based on the average daily net assets of the Fund at an annualized rate of 0.65%.

Prior to July 1, 2016, GEAM served as the Fund’s investment adviser and administrator and the Fund paid GEAM a Management Fee at an annualized rate of 0.65%.

Directors’ Compensation  The Fund pays no compensation to its Directors who are officers or employees of SSGA FM or its affiliates. Directors who are not such officers or employees also serve in a similar capacity for other funds advised by SSGA FM. Compensation paid to non-interested Directors are reflected on the Statement of Operations. These fees are allocated pro rata across all of the mutual fund platforms served by the Directors, including the Fund, and are based upon the relative net assets of each fund within such platforms. (For additional information about Directors’ compensation, please refer to the Funds’ Statement of Additional Information.)

7.	Investment Transactions

Purchases and Sales of Securities  The cost of purchases and the proceeds from sales of investments, other than short-term securities, for the six-month period ended June 30, 2016, were as follows:

Non-U.S. Government Securities
Purchases	Sales
$3,431,330	$4,336,334

8.	Income Taxes

The Fund is subject to ASC 740, Income Taxes (“ASC 740”). ASC 740 provides guidance for financial accounting and reporting for the effects of income taxes that result from an entity’s activities during the year. ASC 740 also provides guidance regarding how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. ASC 740 requires evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more likely than not” of being sustained by the applicable tax authority. There are no adjustments to the Fund’s net assets required under ASC 740. The Fund’s 2012, 2013, 2014, and 2015 fiscal year tax returns are still open to examination by the Federal and applicable state tax authorities.

15

Notes to Financial Statements	June 30, 2016 (Unaudited)

At June 30, 2016, information on the tax cost of investments was as follows:

Cost of Investments for Tax Purposes	Gross Tax Appreciation	Gross Tax Depreciation	Net Tax Appreciation/ (Depreciation)
$12,380,887	$1,697,245	$(323,622)	$1,373,623

As of December 31, 2015, the Fund had no capital loss carryovers. Capital loss carryovers are available to offset future realized capital gains to the extent provided in the Internal Revenue Code and regulations thereunder. To the extent that these carryover losses are used to offset future capital gains, it is probable that the gains offset will not be distributed to shareholders because they would be taxable as ordinary income.

Any qualified late-year loss is deemed to arise on the first day of the Fund’s next tax year (if the Fund elects to defer such loss). Under this regime, generally, the Fund can elect to defer any post-October capital loss and/or any late-year ordinary loss as defined by the Internal Revenue Code.

The Fund elected to defer qualified late-year losses for the year ended December 31, 2015 as follows:

Capital	Ordinary
$(45,380)	$(4)

The tax character of distributions paid during the years ended December 31, 2015 and December 31, 2014 were as follows:

Year	Ordinary Income	Long-Term Capital Gains	Total
2015	$142,090	$1,324,281	$1,466,371
2014	298,231	2,589,024	2,887,255

Distributions to Shareholders  The Fund declares and pays any dividends from net investment income annually. The Fund declares and pays any net realized capital gains in excess of capital loss carryforwards distributions annually. The character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from GAAP. These differences include (but are not limited to) gains and losses on foreign currency, distributions from Real Estate Investment Trusts, dividend re-designations investments in futures, and losses deferred due to wash sale transactions. Reclassifications due to permanent book/tax differences are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. These reclassifications have no impact on net investment income, realized gains or losses, or the NAV of the Fund. The calculation of net investment income per share in the Financial Highlights table excludes these adjustments.

The reclassifications for the year ended December 31, 2015 were as follows:

Undistributed Net Investment Income	Accumulated Net Realized Gain (Loss)	Capital Paid In
$(2,239)	$2,239	$—

16

Advisory and Administrative Agreement Approval	(Unaudited)

Disclosure for the Board of Directors’ Consideration of the Approval of the New Investment Advisory and Administration Agreements with SSGA Funds Management, Inc.

At a meeting of the Board of Directors held on April 19-20, 2016 (the “Board Meeting”), the Directors, including a majority of the Independent Directors, who were present at the Board Meeting considered and unanimously approved an investment advisory and administration agreement (the “New Investment Advisory and Administration Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”) on behalf of each Fund. In considering whether to approve the New Investment Advisory and Administration Agreement, the Directors considered and discussed a substantial amount of information and analysis provided, at the Board’s request, by the Adviser and GE Asset Management Incorporated (“GEAM”).

Before approving the New Investment Advisory and Administration Agreement on behalf of each Fund, the Board reviewed the information provided with management of the Adviser and GEAM. The Board also reviewed a memorandum prepared by independent legal counsel discussing the legal standards for the consideration of the proposed New Investment Advisory and Administration Agreement, as well as other memoranda and information relevant to the legal standards and related considerations for a transaction such as the one between the Adviser and GEAM. The Independent Directors discussed the New Investment Advisory and Administration Agreement in detail during private sessions in advance of, and at, the Board Meeting with their independent legal counsel at which no representatives of the Adviser or GEAM were present. The Independent Directors and their independent legal counsel requested, and received and considered, additional information from the Adviser and GEAM prior to the Board Meeting.

Prior to and at the Board Meeting, representatives of GEAM and the Adviser explained and discussed with the Board the specific terms of the asset purchase agreement entered into on March 29, 2016 by General Electric Company (“GE”) with State Street Corporation (“SSC”) for the sale of the asset management and advisory services business conducted by GEAM, a wholly owned subsidiary of GE and the Funds’ investment adviser, and certain of its subsidiaries (the “Transaction”) and responded to questions raised by the Board. The Directors posed questions to these representatives and engaged in significant discussions. In addition, in response to their detailed requests, the Board received from the Adviser written responses to its inquiries, which included substantial exhibits and other materials related to the Adviser’s business and the services it proposes to provide to each Fund. The Directors took into account their multi-year experience as Directors and particularly their consideration of the current investment advisory and administration agreements under which GEAM provides investment advisory services to the Funds (the “Existing GEAM Agreements”) in recent years.

The Board also received materials relating to the organizational structure and business of the Adviser, including materials describing changes expected as a result of the Transaction. Various information relating to the terms of the Transaction, including the goals, interests and timetable of the Adviser, was discussed as well. The Adviser also advised that no change in investment processes is anticipated as a result of the Transaction, as all of the personnel of GEAM responsible for the daily management and operations of the Funds, including current officers of the Funds, were expected to become employees of SSGA FM or its affiliates and continue to serve in the same capacities upon the closing of the Transaction.

In approving the New Investment Advisory and Administration Agreement with the Adviser, the Directors considered those factors it deemed relevant, including the factors discussed below. In its deliberations, the Board did not identify any single factor that was dispositive and each Director may have attributed different weights to the various factors. The Directors evaluated the information provided to them by GEAM and the Adviser, as well as the presentations and discussions that occurred at the Board Meeting, for each Fund on a Fund-by-Fund basis, and their determinations were made separately in respect of each Fund.

17

Advisory and Administrative Agreement Approval	(Unaudited)

The material factors and conclusions that formed the basis for the Board’s determinations to approve the New Investment Advisory and Administration Agreement with the Adviser on behalf of each Fund are as discussed below.

The Nature, Extent and Quality of Services Expected to be Provided.

The Directors reviewed the services expected to be provided to the Funds by the Adviser. The Board considered the Adviser’s favorable attributes, including its substantial experience managing mutual funds, investment philosophy and discipline, experienced investment and trading personnel, systems and other resources, and favorable history and reputation. The Board also reviewed the extensive information provided by the Adviser related to its business, legal and regulatory affairs. This review considered the resources available to the Adviser to provide the services specified under the New Investment Advisory and Administration Agreement, including the supervision of the Existing Sub-Advisers. Additionally, the Board considered that it is anticipated that substantially all of the portfolio managers currently managing the Funds will be joining the Adviser as part of the Transaction.

In light of the foregoing, the Board, including the Independent Directors, concluded that the services expected to be provided by the Adviser would be satisfactory, particularly given that the same individuals who currently provide portfolio management services to the Funds as employees of GEAM are expected to continue providing such services as employees of the Adviser, benefiting the Funds by providing continuity of service following the Transaction.

Investment Performance of GEAM and the Adviser.

The Directors considered the investment performance of GEAM and the Adviser for various periods focusing on GEAM’s and the Adviser’s investment performance with respect to registered investment companies and other accounts that have investment objectives and strategies similar to that of the Funds. The Board also engaged in detailed discussions with GEAM and the Adviser about their investment processes, focusing on the number and experience of portfolio management and supporting research personnel and GEAM’s and the Adviser’s investment style and approach employed. The Board noted that the Funds’ historical performance under the Existing GEAM Agreements was relevant as the personnel providing portfolio management services would continue to provide those services under the New Investment Advisory and Administration Agreement.

Taking these factors into consideration, the Board, including the Independent Directors, concluded that each Fund’s performance was acceptable.

Cost of the Services to be Provided And Profits to be Realized From The Relationship with the Funds.

The Directors considered the proposed Management Fees that would be paid to the Adviser by the Funds, as well as the fees proposed to be paid to each of the sub-advisers by the Adviser, which will reduce the net Management Fees retained by the Adviser. Representatives of the Adviser stated that the Adviser was not able to estimate profitability in a meaningful way but expected to discuss any changes in the level of profitability with the Board during the contract renewal process. The Directors considered the renewal requirements for advisory agreements and their ability to review the Management Fees annually after the initial term of the New Investment Advisory and Administration Agreement.

Information also was presented regarding the financial condition of the Adviser for various past periods. The Directors also considered the Adviser’s statements concerning its significant investment in supporting registered investment companies.

The Extent to Which Economies of Scale Would Be Realized as the Funds Grow and Whether Fee Levels Would Reflect Such Economies of Scale.

The Directors considered the extent to which economies of scale would be realized as the Funds grow, and whether the proposed fee levels reflect these economies of scale for the benefit of Fund investors. The Directors noted that the Adviser expects its distribution plans and capabilities to provide an opportunity for the Funds to experience additional growth. The Board considered that there might be some opportunities for reductions in certain fixed operating expenses that might be enjoyed by the Funds depending on the extent to which their assets increase and determined that, to the extent in the

18

Advisory and Administrative Agreement Approval	(Unaudited)

future it were determined that material economies of scale had not been shared with the Funds, the Board would seek to have those economies of scale shared with the Funds.

Comparison of Services to be Rendered and Fees to be Paid.

The Board discussed the services expected to be provided to the Funds by the Adviser, and the proposed Management Fees to be charged to the Funds for those services. Representatives of the Adviser stated information regarding the fee and expense ratio for each Fund and comparative information with respect to similar products was not expected to be materially different from the information provided to the Board at its December 2015 meeting. Representatives of the Adviser noted that most of the Funds’ fees and expenses generally should remain within applicable peer group ranges, and that the Management Fee rate is not proposed to change (except for the lowered fee rate for the S&P 500 Index Fund).

In light of the foregoing, the Board, including the Independent Directors, determined that the proposed Management Fees, considered in relation to the services to be provided to the Funds, supported the Board’s approval of the New Investment Advisory and Administration Agreement.

Fall-Out Benefits.

The Board considered actual and potential financial benefits that the Adviser could derive from its relationship with the Funds, including the custody, fund accounting and sub-administration services being provided to the Funds by affiliates of the Adviser. The Board noted, however, that the affiliates of the Adviser had already been providing such services to the Funds pursuant to various services agreements that had been negotiated at arm’s-length prior to the Transaction, and that the Adviser would not derive any additional benefits from such services following the close of the Transaction.

Conclusion.

No single factor was determinative to the Board’s decision. Based on their discussion and such other matters as were deemed relevant, the Directors, including the Independent Directors, concluded that the approval of the New Investment Advisory and Administration Agreement with the Adviser was in the best interests of the Funds.

19

Special Meeting of Shareholders — Voting Results	(Unaudited)

On June 22, 2016, the GE Investments Funds, Inc. (the “Company”) held a special meeting of shareholders of each series portfolio of the Company (collectively, the “Funds”), including shareholders of the Core Value Equity Fund (the “Fund”). Shareholders of record on April 22, 2016 were entitled to vote on the proposals. For each proposal, except Proposal 2, shareholders voted on a fund-by-fund basis. For Proposal 2, shareholders of all Funds voted together and not by Fund or share class. At the meeting, all proposals were approved by the Fund’s shareholders and the following votes were recorded:

Proposal 1:

Approval of a new investment advisory and administration agreement with SSGA Funds Management, Inc. (“SSGA FM”), pursuant to which SSGA FM will replace GE Asset Management Incorporated (“GEAM”) as investment adviser and administrator to the Funds upon consummation of the sale of the asset management and advisory services business conducted by GEAM and certain of its subsidiaries.

	No. of Shares	% of Outstanding Shares	% of Shares Present
Affirmative	1,377,661.620	94.735%	94.735%
Against	15,297.622	1.052%	1.052%
Abstain	61,266.536	4.213%	4.213%
Total	1,454,225.778	100.000%	100.000%

Proposal 2:

Approval of the election of John R. Costantino, Jeanne M. La Porta, R. Sheldon Johnson and Donna M. Rapaccioli to the Board of Directors of the Company (the “Board”).

Company votes:

	No. of Shares	% of Outstanding Shares	% of Shares Present
		Mr. John R. Costantino
Affirmative	148,179,044.354	97.652%	97.652%
Withhold	3,563,007.674	2.348%	2.348%
Total	151,742,052.028	100.000%	100.000%
		Ms. Jeanne M. La Porta
Affirmative	148,058,265.073	97.572%	97.572%
Withhold	3,683,786.955	2.428%	2.428%
Total	151,742,052.028	100.000%	100.000%
		Mr. R. Sheldon Johnson
Affirmative	148,154,711.538	97.636%	97.636%
Withhold	3,587,340.490	2.364%	2.364%
Total	151,742,052.028	100.000%	100.000%
		Ms. Donna M. Rapaccioli
Affirmative	148,234,766.100	97.689%	97.689%
Withhold	3,507,285.928	2.311%	2.311%
Total	151,742,052.028	100.000%	100.000%

20

Special Meeting of Shareholders — Voting Results	(Unaudited)

Fund votes:

	No. of Shares	% of Outstanding Shares	% of Shares Present
		Mr. John R. Costantino
Affirmative	1,414,077.879	97.239%	97.239%
Withhold	40,147.899	2.761%	2.761%
Total	1,454,225.778	100.000%	100.000%
		Ms. Jeanne M. La Porta
Affirmative	1,414,077.879	97.239%	97.239%
Withhold	40,147.899	2.761%	2.761%
Total	1,454,225.778	100.000%	100.000%
		Mr. R. Sheldon Johnson
Affirmative	1,414,077.879	97.239%	97.239%
Withhold	40,147.899	2.761%	2.761%
Total	1,454,225.778	100.000%	100.000%
		Ms. Donna M. Rapaccioli
Affirmative	1,414,077.879	97.239%	97.239%
Withhold	40,147.899	2.761%	2.761%
Total	1,454,225.778	100.000%	100.000%

Proposal 3:

Approval of manager-of-managers authority for SSGA FM, whereby SSGA FM may, subject to approval of the Board, enter into and materially amend investment sub-advisory agreements with unaffiliated sub-advisers for a Fund without obtaining shareholder approval in each case.

	No. of Shares	% of Outstanding Shares	% of Shares Present
Affirmative	1,382,184.057	95.046%	95.046%
Against	19,324.319	1.329%	1.329%
Abstain	52,717.402	3.625%	3.625%
Total	1,454,225.778	100.000%	100.000%

21

Additional Information	(Unaudited)

Information about Directors and Executive Officers:

The business and affairs of the Fund are managed under the direction of the Fund’s Board of Directors. Information pertaining to the Directors and officers of the Fund is set forth below. Matthew J. Simpson resigned as a Director of the Fund effective June 30, 2016.

Interested Directors and Executive Officers

Jeanne M. La Porta

Address  c/o SSGA FM 1600 Summer St. Stamford, CT 06905

Age  50

Position(s) Held with Fund  Director and President

Term of Office and Length of Time Served  Until successor is elected and qualified – 2 years

Principal Occupation(s) During Past 5 Years  Senior Managing Director at State Street Global Advisors since July 2016; President of GE Retirement Savings Plan Funds since July 2016; Senior Vice President and Commercial Operations Leader at GEAM from March 2014 to July 2016; President of GE Institutional Funds and GE Investments Funds, Inc. since April 2014; President and Trustee of GEAM’s UCITs Funds from March 2014 to November 2014; Senior Vice President and Commercial Administrative Officer at GEAM from April 2010 to March 2014; Vice President of GE Institutional Funds since July 2003; Vice President of Elfun Funds since October 2003; Vice President of GE Retirement Savings Plan Funds from October 2003 to July 2016; Secretary of GE Funds from July 2007 to September 2010 and Vice President from July 2007 to February 2011; Senior Vice President and Deputy General Counsel of GEAM from October 2007 to April 2010; Vice President and Assistant Secretary of Elfun Funds and GE Retirement Savings Plan Funds from July 2003 to June 2010; and Vice President and Associate General Counsel – Marketing and Client Services (formerly Asset Management Services) at GEAM from May 1997 to October 2007.

Number of Portfolios in Fund Complex Overseen by Director  22

Other Directorships Held by Director  Trustee and President of GE Institutional Funds since 2014; Trustee of Elfun Funds since 2014.

Brian Harris

Address   c/o SSGA FM State Street Financial Center One Lincoln Street Boston, MA 02111-2900

Age  43

Position(s) Held with Fund  Deputy Chief Compliance Officer

Term of Office and Length of Time Served  Until successor is elected and qualified – less than 1 year

Principal Occupation(s) During Past 5 years  Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (June 2013 - present)*; Senior Vice President and Global Head of Investment Compliance, BofA Global Capital Management (2010-2013); Director of Compliance, AARP Financial Inc. (2008-2010).

Number of Portfolios in Fund Complex Overseen by Officer  N/A

Other Directorships Held by Officer  N/A

Bruce S. Rosenberg

Address  c/o SSGA FM State Street Financial Center One Lincoln Street Boston, MA 02111-2900

Age  55

Position(s) Held with Fund  Assistant Treasurer

Term of Office and Length of Time Served  Until successor is elected and qualified – less than 1 year

Principal Occupation(s) During Past 5 years  Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 – present); Director, Credit Suisse (April 2008 – July 2015).

Number of Portfolios in Fund Complex Overseen by Officer  N/A

Other Directorships Held by Officer  N/A

Ann M. Carpenter

Address  c/o SSGA FM State Street Financial Center One Lincoln Street Boston, MA 02111-2900

Age  50

Position(s) Held with Fund  Assistant Treasurer

Term of Office and Length of Time Served  Until successor is elected and qualified – less than 1 year

Principal Occupation(s) During Past 5 years  Chief Operating Officer, SSGA Funds Management, Inc. (April 2014 – present); Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (2005 – present).*

Number of Portfolios in Fund Complex Overseen by Officer  N/A

Other Directorships Held by Officer  N/A

Chad C. Hallett

Address  c/o SSGA FM State Street Financial Center One Lincoln Street Boston, MA 02111-2900

Age  47

Position(s) Held with Fund  Assistant Treasurer

Term of Office and Length of Time Served  Until successor is elected and qualified – less than 1 year

Principal Occupation(s) During Past 5 years  Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 – present); Vice President, State Street Bank and Trust Company (2001 – November 2014).

Number of Portfolios in Fund Complex Overseen by Officer  N/A

Other Directorships Held by Officer  N/A

*	Served in various capacities and/or with various affiliated entities during noted time period.

22

Additional Information	(Unaudited)

JoonWon Choe

Address  c/o SSGA FM 1600 Summer St. Stamford, CT 06905

Age  46

Position(s) Held with Fund  Vice President & Secretary

Term of Office and Length of Time Served  Until successor is elected and qualified – 5 years

Principal Occupation(s) During Past 5 years  Managing Director and Managing Counsel at State Street Global Advisors since July 2016; Senior Vice President and Deputy General Counsel at GEAM from March 2011 to July 2016; Vice President and Secretary of GE Institutional Funds since September 2010; Vice President and Assistant Secretary of GE Retirement Savings Plan Funds since September 2010; Vice President and Assistant Secretary of Elfun Funds from September 2010 to July 2016; Senior Vice President and Associate General Counsel at GEAM from June 2010 to March 2011; Vice President and Associate General Counsel of GEAM from November 2005 to June 2010; and Vice President and Secretary of GE Funds from September 2010 to February 2011.

Number of Portfolios in Fund Complex Overseen by Officer  N/A

Other Directorships Held by Officer  N/A

Robert Herlihy

Address  c/o SSGA FM 1600 Summer St. Stamford, CT 06905

Age  48

Position(s) Held with Fund  Chief Compliance Officer

Term of Office and Length of Time Served  Until successor is elected and qualified – 10 years

Principal Occupation(s) During Past 5 years   Managing Director at State Street Global Advisors since July 2016; Deputy Chief Compliance Officer of Elfun Funds since July 2016; Chief Compliance Officer of GE Institutional Funds and GE Retirement Savings Plan Funds since July 2005; Chief Compliance Officer of GEAM and Elfun Funds from July 2005 to July 2016; Chief Compliance Officer of GE Funds from July 2005 to February 2011; and Manager of Fund Administration at GEAM from 2002-2005.

Number of Portfolios in Fund Complex Overseen by Officer  N/A

Other Directorships Held by Officer  N/A

Arthur A. Jensen

Address  c/o SSGA FM 1600 Summer St. Stamford, CT 06905

Age  49

Position(s) Held with Fund  Treasurer

Term of Office and Length of Time Served  Until successor is elected and qualified – 5 years

Principal Occupation(s) During Past 5 years  Vice President at State Street Global Advisors since July 2016; Deputy Treasurer of Elfun Funds since July 2016; Treasurer of GE Institutional Funds and GE Retirement Savings Plan Funds since June 2011; Treasurer of Elfun Funds from June 2011 to July 2016; Mutual Funds Controller of GEAM from April 2011 to July 2016; Senior Vice President at Citigroup from 2008 to 2010; and Vice President at JPMorgan from 2005 to 2008.

Number of Portfolios in Fund Complex Overseen by Officer  N/A

Other Directorships Held by Officer  N/A

Non-Interested Directors

John R. Costantino

Address    c/o SSGA FM 1600 Summer St. Stamford, CT 06905

Age    69

Position(s) Held with Fund    Chairman of the Board

Term of Office and Length of Time Served    Until successor is elected and qualified – 19 years

Principal Occupation(s) During Past 5 years    General Partner, NGN Capital LLC since 2006; and Managing Director, Vice President of Walden Capital Management since 1996.

Number of Portfolios in Fund Complex Overseen by Director    16

Other Directorships Held by Director    Trustee of GE Institutional Funds since 1997; Trustee of Fordham University from 1989 to 1995 and from 2001 to 2007 and Trustee Emeritus since 2007; Trustee of NeuroScience Research Institute since 1986; Trustee of GE Funds from 1993 to February 2011; Director of Artes Medical from 2006 to 2008; and Trustee of Gregorian University Foundation from 1992 to 2007.

R. Sheldon Johnson

Address    c/o SSGA FM 1600 Summer St. Stamford, CT 06905

Age    69

Positions(s) Held with Fund    Director

Term of office and Length of Time served    Until successor is elected and qualified – 5 years

Principal Occupation(s) During Past 5 years    Retired, 2006 to present; Head of Global Institutional Equity Sales and Marketing at Morgan Stanley & Co., Inc. from 2002 to 2006 and Managing Director at Morgan Stanley & Co., Inc. from 1988 to 2006.

Number of Portfolios in Fund Complex Overseen by Director    16

Other Directorships Held by Director    Trustee of GE Institutional Funds since April 2011 and Trustee of St. Lawrence University since 2003.

Donna M. Rapaccioli

Address    c/o SSGA FM 1600 Summer St. Stamford, CT 06905

Age    53

Position(s) Held with Fund    Director

Term of Office and Length of Time Served    Until successor is elected and qualified — 4 years

Principal Occupation(s) During Past 5 Years    Dean of the Gabelli School of Business since 2007 and Accounting professor since 1987 at Fordham University.

Number of Portfolios in Fund Complex Overseen by Officer    16

Other Directorships Held by Director    Trustee of GE Institutional Funds since January 2012 and Trustee of Emmanuel College since 2010.

The Statement of Additional Information for the Funds includes additional information about the Directors and Officers and is available, without charge, upon request by calling 1-800-242-0134.

23

Investment Team	(Unaudited)

Investment Adviser and Administrator

SSGA Funds Management, Inc.

Board of Directors

John R. Costantino, Chairman

R. Sheldon Johnson

Jeanne M. La Porta

Donna M. Rapaccioli

Secretary

JoonWon Choe

Assistant Secretary

Michelle Matzelle

Treasurer

Arthur A. Jensen

Assistant Treasurers

Bruce S. Rosenberg

Ann M. Carpenter

Chad C. Hallett

Distributor

State Street Global Markets, LLC

Member FINRA and SIPC

Custodian

State Street Bank & Trust Company

24

Investment Adviser

SSGA Funds Management, Inc.

1600 Summer Street

Stamford, CT 06905

or at:

P.O. Box 7900

Stamford, CT 06904-7900

Distributor

State Street Global Markets, LLC

Member FINRA and SIPC

State Street Financial Center

One Lincoln Street

Boston, MA 02111

www.geam.com

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 1-800-242-0134; (ii) on the Fund’s website at http://www.geam.com; and (iii) on the Commission’s website at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC – information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at http://www.geam.com; and (ii) on the Commission’s website at http://www.sec.gov.

GE Investments Funds, Inc.

Income Fund

Semi-Annual Report

June 30, 2016

GE Investments Funds, Inc.

Income Fund

This report is prepared for Policyholders of certain variable contracts and may be distributed to others only if preceded or accompanied by the variable contract’s current prospectus and the current summary prospectus of the Fund available for investments thereunder.

Income Fund	(Unaudited)

Fund Information

Notes to Performance

Total return performance shown in this report for the GE Investments Income Fund (the “Fund”) takes into account changes in share price and assumes reinvestment of dividends and capital gains distributions, if any. Total returns shown are net of Fund fees and expenses but do not reflect fees and charges associated with the variable contracts such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the Fund’s total returns for all periods shown.

The performance data quoted represents past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Periods less than one year are not annualized. Please call 800-242-0134 or visit the Fund’s website at http://www.geam.com for the most recent month-end performance data.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. An investment in the Fund is subject to risk, including possible loss of principal invested.

Investment Profile

A mutual fund designed for investors who seek maximum income consistent with prudent investment management and the preservation of capital. The Fund seeks to achieve its investment objective by investing at least 80% of its net assets under normal circumstances in debt securities.

Sector Allocation

Portfolio Compositions as a % of Fair Value of Investments of $27,509 (in thousands) on June 30, 2016 (a)(b)

Quality Ratings

as of June 30, 2016 as a % of Fair Value (a)(b)

Aaa / AAA	23.37%

Aa / AA	5.34%

A / A	13.16%

Baa / BBB	19.65%

Ba / BB and lower	5.89%

NR / Other	32.59%

100.00%

(a)	Fair Value basis is inclusive of short-term investment in State Street Institutional U.S. Government Money Market Fund Class G Shares.

(b)	The securities information regarding holdings, allocations and other characteristics is presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

*	Moody’s Investors Services, Inc. (“Moody’s”) and S&P Global Ratings (“S&P”) are nationally recognized statistical rating organizations. The quality ratings represent the lower of Moody’s or S&P credit ratings. When a rating from only one of the rating agencies is available, that rating is used. Securities not rated by Moody’s or S&P are categorized as not rated. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Credit quality ratings assigned by a rating agency are subject to change periodically and are not absolute standards of quality. In formulating investment decisions for the Fund, the adviser develops its own analysis of the credit quality and risks associated with individual debt instruments, rather than relying exclusively on rating agency ratings.

State Street Global Markets, LLC, Member of FINRA & SIPC, is the principal underwriter and distributor of the GE Investments Funds, Inc. and a wholly owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. The Fund pays State Street Bank and Trust Company for its services as custodian and Fund Accounting agent, and pays SSGA Funds Management, Inc. for investment advisory and administration services.

Income Fund	(Unaudited)

Understanding Your Fund’s Expenses

As a shareholder of the Fund, you incur ongoing costs. Ongoing costs include portfolio management fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended June 30, 2016.

Actual Expenses

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given under the heading “Expenses paid during the period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs, such as sales charges or redemption fees, if any. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. Additionally, the expenses shown do not reflect the fees or charges associated with variable contracts through which shares of the Fund are offered.

January 1, 2016 – June 30, 2016

	Account value at the beginning of the period ($)	Account value at the end of the period ($)	Expenses paid during the period ($)*
Actual Fund Return	1,000.00	1,049.80	5.91
Hypothetical 5% Return (2.5% for the period)	1,000.00	1,019.10	5.82

*	Expenses are equal to the Fund’s annualized net expense ratio of 1.16% (for the period January 1, 2016 – June 30, 2016), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Income Fund

Schedule of Investments	June 30, 2016 (Unaudited)

Income Fund

		Principal Amount	Fair Value
Bonds and Notes — 95.7%†

U.S. Treasuries — 20.4%

U.S. Treasury Bond
2.50%	05/15/46	$645,000	$672,891	(a)
U.S. Treasury Notes
0.75%	02/15/19	644,000	645,333	(a)
0.88%	03/31/18 - 10/15/18	1,472,000	1,479,694
1.25%	03/31/21	23,000	23,272	(a)
1.38%	05/31/21	902,000	918,454
1.50%	03/31/23	1,750,000	1,775,566	(a)
1.63%	05/15/26	135,000	136,730
			5,651,940

Agency Mortgage Backed — 22.1%

Federal Home Loan Mortgage Corp.
4.50%	06/01/33 - 02/01/35	5,123	5,588
5.00%	07/01/35 - 06/01/41	201,695	227,005
5.50%	05/01/20 - 01/01/38	75,737	86,316
6.00%	04/01/17 - 11/01/37	179,059	205,527
6.50%	02/01/29	96	113
6.93%	06/01/26	60,000	86,446	(b)
7.00%	10/01/16 - 08/01/36	33,866	38,337
7.50%	01/01/30 - 09/01/33	4,600	4,943
8.00%	11/01/30	5,893	6,780
8.50%	04/01/30	6,767	8,393
Federal National Mortgage Assoc.
2.72%	04/01/37	1,024	1,049	(c)
3.00%	02/01/43 - 06/01/43	595,795	623,941	(a)
3.50%	11/01/42 - 05/01/46	357,105	380,972	(a)
4.00%	05/01/19 - 06/01/19	14,729	15,262
4.00%	01/01/41 - 06/01/46	2,021,207	2,204,897	(a)
4.50%	05/01/18 - 08/01/20	34,986	36,022
4.50%	07/01/33 - 01/01/41	486,802	533,422	(a)
5.00%	03/01/34 - 08/01/35	79,578	89,201	(a)
5.50%	06/01/20 - 11/01/35	92,023	101,076
5.50%	12/01/32 - 01/01/39	201,188	227,568	(a)
6.00%	10/01/19 - 03/01/21	7,736	8,156
6.00%	02/01/33 - 07/01/35	287,449	333,046	(a)
6.50%	07/01/17 - 03/01/19	4,536	4,636
6.50%	05/01/24 - 08/01/34	39,712	45,610	(a)
7.00%	10/01/16 - 08/01/17	2,104	2,139
7.00%	01/01/30 - 02/01/34	9,390	10,273	(a)
7.50%	11/01/22 - 12/01/33	28,439	31,208	(a)
8.00%	08/01/25 - 01/01/33	13,628	15,519	(a)
9.00%	12/01/17 - 12/01/22	1,271	1,387	(a)
Government National Mortgage Assoc.
2.00%	02/20/23 - 02/20/26	5,866	6,009	(c)
3.50%	05/20/43	67,050	71,439
4.00%	01/20/41 - 04/20/43	235,564	253,811
4.50%	08/15/33 - 03/20/41	177,994	195,321

		Principal Amount	Fair Value
6.00%	04/15/27 - 04/15/34	$120,361	$140,381
6.50%	04/15/19 - 08/15/34	57,609	65,767
7.00%	01/15/28 - 10/15/36	38,405	42,460
7.50%	11/15/31	357	358
8.50%	10/15/17	467	475
9.00%	11/15/16 - 12/15/21	1,154	1,209
			6,112,062

Agency Collateralized Mortgage Obligations — 1.9%

Federal Home Loan Mortgage Corp.
0.08%	09/25/43	635,053	1,785	(c,d)
Federal Home Loan Mortgage Corp. REMIC
3.50%	09/15/29 - 11/15/30	110,553	6,111	(d)
5.50%	06/15/33	32,707	6,566	(d)
5.56%	08/15/43	261,697	49,810	(c,d)
5.66%	05/15/46	526,231	89,382	(c,d)
6.16%	08/15/25	52,102	5,412	(c,d)
7.50%	07/15/27	2,908	376	(d)
Federal Home Loan Mortgage Corp. STRIPS
1.47%	08/01/27	376	317	(e,f)
5.51%	08/15/43 - 03/15/44	412,904	93,327	(c,d)
8.00%	02/01/23 - 07/01/24	1,284	245	(d)
Federal National Mortgage Assoc. REMIC
0.51%	12/25/22	66	64	(e,f)
1.22%	12/25/42	35,061	1,358	(c,d)
5.00%	09/25/40	59,513	6,388	(d)
5.55%	07/25/38 - 07/25/42	562,034	123,185	(c,d)
6.15%	10/25/43	177,825	45,115	(c,d)
7.00%	09/25/20	170	179
7.05%	05/25/18	24,906	1,103	(c,d)
8.00%	05/25/22	2	25	(d)
Federal National Mortgage Assoc. STRIPS
1.87%	12/25/34	29,763	27,654	(e,f)
4.50%	08/25/35 - 01/25/36	38,411	5,736	(d)
5.00%	03/25/38 - 05/25/38	21,320	3,109	(d)
5.50%	12/25/33	8,618	1,484	(d)
6.00%	01/25/35	14,132	2,877	(d)
7.50%	11/25/23	7,033	1,286	(d)
8.00%	08/25/23 - 07/25/24	2,621	579	(d)
8.50%	07/25/22	47	9	(d)
8.50%	07/25/22	10	—	(d,**)
9.00%	05/25/22	51	8	(d)
Government National Mortgage Assoc.
4.50%	10/20/37 - 08/16/39	84,098	3,684	(d)
5.00%	10/20/37 - 09/20/38	52,081	2,031	(d)
5.80%	02/20/40	208,115	34,461	(c,d)
6.36%	01/16/40	47,698	7,791	(c,d)
			521,457

Corporate Notes — 43.1%

21st Century Fox America Inc.
3.70%	10/15/25	11,000	11,902
4.95%	10/15/45	5,000	5,697
6.65%	11/15/37	15,000	19,682

See Notes to Schedule of Investments and Notes to Financial Statements.

Income Fund

Schedule of Investments	June 30, 2016 (Unaudited)

		Principal Amount	Fair Value
ABB Finance USA Inc.
1.63%	05/08/17	$41,000	$41,174
AbbVie Inc.
1.75%	11/06/17	45,000	45,266	(a)
2.00%	11/06/18	31,000	31,316	(a)
2.30%	05/14/21	25,000	25,307	(a)
3.20%	05/14/26	20,000	20,222	(a)
3.60%	05/14/25	11,000	11,527	(a)
4.45%	05/14/46	12,000	12,177	(a)
4.70%	05/14/45	10,000	10,583	(a)
ACCO Brands Corp.
6.75%	04/30/20	44,000	46,585
Actavis Funding SCS
1.30%	06/15/17	27,000	26,954	(a)
3.00%	03/12/20	23,000	23,699	(a)
3.45%	03/15/22	32,000	33,245	(a)
3.80%	03/15/25	45,000	46,822	(a)
Aetna Inc.
2.40%	06/15/21	50,000	51,097	(a)
3.20%	06/15/26	50,000	51,496	(a)
3.50%	11/15/24	29,000	30,609	(a)
Agrium Inc.
3.38%	03/15/25	11,000	11,194
4.90%	06/01/43	17,000	17,629
Altria Group Inc.
2.95%	05/02/23	23,000	24,109
4.50%	05/02/43	13,000	14,684
American Axle & Manufacturing Inc.
6.25%	03/15/21	33,000	34,238
6.63%	10/15/22	9,000	9,630
American Campus Communities Operating Partnership LP
4.13%	07/01/24	12,000	12,676
American Electric Power Company Inc.
2.95%	12/15/22	36,000	37,481
American Express Co.
3.63%	12/05/24	23,000	23,600
American Express Credit Corp.
2.60%	09/14/20	45,000	46,481
American International Group Inc.
3.75%	07/10/25	25,000	25,492
4.13%	02/15/24	14,000	14,775
4.50%	07/16/44	9,000	8,713
4.80%	07/10/45	23,000	23,329
American Tower Corp. (REIT)
3.38%	10/15/26	25,000	25,144
3.40%	02/15/19	44,000	45,819
AmeriGas Partners LP/AmeriGas Finance Corp.
5.63%	05/20/24	8,000	8,060
5.88%	08/20/26	12,000	12,030
Amgen Inc.
2.20%	05/22/19	46,000	47,182
Amkor Technology Inc.
6.63%	06/01/21	43,000	41,764

		Principal Amount	Fair Value
Anadarko Petroleum Corp.
4.85%	03/15/21	$13,000	$13,789
6.60%	03/15/46	3,000	3,625
Anheuser-Busch InBev Finance Inc.
2.65%	02/01/21	20,000	20,725
3.65%	02/01/26	40,000	42,812
4.90%	02/01/46	20,000	23,427
Anheuser-Busch InBev Worldwide Inc.
2.50%	07/15/22	77,000	78,197
Anthem Inc.
3.30%	01/15/23	22,000	22,727
Apache Corp.
5.10%	09/01/40	15,000	15,631
Apple Inc.
3.25%	02/23/26	21,000	22,314
3.45%	02/09/45	26,000	24,464
Aramark Services Inc.
5.13%	01/15/24	21,000	21,420	(g)
5.75%	03/15/20	11,000	11,330
Argos Merger Sub Inc.
7.13%	03/15/23	33,000	33,949	(g)
Ascension Health
4.85%	11/15/53	36,000	45,254
AstraZeneca PLC
2.38%	11/16/20	16,000	16,432
3.38%	11/16/25	23,000	24,091
4.38%	11/16/45	9,000	9,823
AT&T Inc.
2.45%	06/30/20	48,000	49,010	(a)
2.80%	02/17/21	23,000	23,601	(a)
4.13%	02/17/26	47,000	50,489	(a)
4.45%	04/01/24	35,000	38,332	(a)
4.50%	05/15/35	23,000	23,503	(a)
4.75%	05/15/46	8,000	8,200	(a)
4.80%	06/15/44	17,000	17,515	(a)
AutoZone Inc.
3.25%	04/15/25	20,000	20,743
Bank of America Corp.
1.70%	08/25/17	111,000	111,417	(a)
2.60%	01/15/19	38,000	38,884	(a)
2.63%	04/19/21	73,000	74,115	(a)
3.50%	04/19/26	40,000	41,378	(a)
3.95%	04/21/25	27,000	27,452	(a)
4.00%	01/22/25	20,000	20,407	(a)
4.10%	07/24/23	40,000	42,870	(a)
4.25%	10/22/26	40,000	41,505	(a)
Barrick Gold Corp.
4.10%	05/01/23	8,000	8,459
Barrick North America Finance LLC
5.70%	05/30/41	5,000	5,167
Baxalta Inc.
2.88%	06/23/20	45,000	45,737
4.00%	06/23/25	34,000	35,440

See Notes to Schedule of Investments and Notes to Financial Statements.

Income Fund

Schedule of Investments	June 30, 2016 (Unaudited)

		Principal Amount	Fair Value
Berkshire Hathaway Energy Co.
6.13%	04/01/36	$16,000	$21,190
Berkshire Hathaway Finance Corp.
3.00%	05/15/22	27,000	28,849
Berkshire Hathaway Inc.
3.13%	03/15/26	34,000	35,669
Berry Plastics Corp.
5.13%	07/15/23	25,000	25,000
Biogen Inc.
2.90%	09/15/20	9,000	9,380
BMW US Capital LLC
2.00%	04/11/21	31,000	31,405	(g)
2.80%	04/11/26	23,000	23,604	(g)
Boston Scientific Corp.
3.85%	05/15/25	25,000	26,457
BP Capital Markets PLC
1.38%	05/10/18	23,000	23,034
3.12%	05/04/26	25,000	25,433
Buckeye Partners LP
5.60%	10/15/44	7,000	6,647
CalAtlantic Group Inc.
5.25%	06/01/26	25,000	24,250
Calpine Corp.
5.75%	01/15/25	27,000	26,258
5.88%	01/15/24	58,000	60,320	(g)
Calumet Specialty Products Partners LP/Calumet Finance Corp.
6.50%	04/15/21	43,000	30,745
Capital One Financial Corp.
4.20%	10/29/25	45,000	46,284
Caterpillar Inc.
4.30%	05/15/44	14,000	15,438
Catholic Health Initiatives
2.60%	08/01/18	15,000	15,287
4.35%	11/01/42	16,000	16,151
CBS Corp.
3.70%	08/15/24	23,000	24,030
CCO Holdings LLC/CCO Holdings Capital Corp.
5.50%	05/01/26	4,000	4,060	(g)
5.88%	04/01/24	25,000	26,063	(g)
Celgene Corp.
3.88%	08/15/25	24,000	25,612
5.00%	08/15/45	23,000	25,348
CenturyLink Inc.
5.80%	03/15/22	87,000	84,472
Cequel Communications Holdings I LLC/Cequel Capital Corp.
5.13%	12/15/21	53,000	50,482	(g)
Charter Communications Operating LLC/Charter Communications Operating Capital
3.58%	07/23/20	34,000	35,548	(g)
4.91%	07/23/25	34,000	37,056	(g)
6.38%	10/23/35	5,000	5,924	(g)
6.48%	10/23/45	9,000	10,753	(g)

		Principal Amount	Fair Value
Chevron Corp.
3.19%	06/24/23	$22,000	$23,377
Chubb INA Holdings Inc.
2.30%	11/03/20	30,000	30,819
3.35%	05/03/26	17,000	18,107
4.35%	11/03/45	10,000	11,513
Cigna Corp.
3.25%	04/15/25	45,000	45,967
Cinemark USA Inc.
4.88%	06/01/23	43,000	42,462
Cisco Systems Inc.
2.20%	02/28/21	18,000	18,545
Citigroup Inc.
1.55%	08/14/17	46,000	46,150
1.75%	05/01/18	47,000	47,207
1.85%	11/24/17	20,000	20,111
2.05%	12/07/18	41,000	41,326
2.70%	03/30/21	49,000	49,943
4.40%	06/10/25	22,000	22,963
4.65%	07/30/45	22,000	24,193
4.75%	05/18/46	25,000	25,048
CMS Energy Corp.
4.88%	03/01/44	23,000	26,387
CNA Financial Corp.
5.88%	08/15/20	38,000	42,835
Cogeco Communications Inc.
4.88%	05/01/20	45,000	45,900	(g)
Columbia Pipeline Group Inc.
3.30%	06/01/20	15,000	15,510
Comcast Corp.
3.38%	08/15/25	55,000	59,276
4.20%	08/15/34	22,000	24,236
4.60%	08/15/45	6,000	6,899
ConocoPhillips Co.
5.95%	03/15/46	5,000	6,239
Corp Andina de Fomento
4.38%	06/15/22	71,000	79,264
Crown Americas LLC/Crown Americas Capital Corp. IV
4.50%	01/15/23	37,000	37,740
CSX Corp.
4.50%	08/01/54	13,000	13,934
CubeSmart LP
4.00%	11/15/25	13,000	13,779
CVS Health Corp.
2.25%	08/12/19	13,000	13,351
3.88%	07/20/25	22,000	24,211
5.13%	07/20/45	35,000	43,390
Daimler Finance North America LLC
2.38%	08/01/18	150,000	153,163	(a,g)
Dana Financing Luxembourg Sarl
6.50%	06/01/26	24,000	23,370	(g)
Danaher Corp.
4.38%	09/15/45	11,000	12,842

See Notes to Schedule of Investments and Notes to Financial Statements.

Income Fund

Schedule of Investments	June 30, 2016 (Unaudited)

		Principal Amount	Fair Value
Deutsche Bank AG
2.85%	05/10/19	$50,000	$50,048
Devon Energy Corp.
5.85%	12/15/25	19,000	20,968
Diageo Investment Corp.
2.88%	05/11/22	21,000	22,069
Diamond 1 Finance Corp./Diamond 2 Finance Corp.
3.48%	06/01/19	50,000	51,220	(a,g)
4.42%	06/15/21	25,000	25,695	(a,g)
6.02%	06/15/26	13,000	13,488	(a,g)
8.35%	07/15/46	10,000	10,775	(a,g)
DigitalGlobe Inc.
5.25%	02/01/21	51,000	47,430	(g)
Dollar General Corp.
1.88%	04/15/18	45,000	45,480
4.13%	07/15/17	46,000	47,295
4.15%	11/01/25	23,000	25,282
Dollar Tree Inc.
5.75%	03/01/23	52,000	55,250	(g)
Dominion Resources Inc.
3.63%	12/01/24	21,000	22,098
Duke Energy Progress LLC
4.15%	12/01/44	15,000	16,530
Eastman Chemical Co.
3.60%	08/15/22	45,000	47,320
Ecopetrol S.A.
5.88%	05/28/45	11,000	9,548
Electricite de France S.A.
2.15%	01/22/19	46,000	46,945	(g)
Eli Lilly & Co.
3.70%	03/01/45	4,000	4,264
EMD Finance LLC
3.25%	03/19/25	23,000	23,579	(g)
Emera US Finance LP
2.70%	06/15/21	35,000	35,767	(g)
3.55%	06/15/26	20,000	20,425	(g)
4.75%	06/15/46	10,000	10,188	(g)
Enbridge Energy Partners LP
4.20%	09/15/21	18,000	18,462
Energy Transfer Equity LP
5.88%	01/15/24	87,000	84,607
Energy Transfer Partners LP
4.05%	03/15/25	9,000	8,875
5.15%	03/15/45	9,000	8,183
6.50%	02/01/42	29,000	30,468
Entergy Louisiana LLC
3.05%	06/01/31	14,000	14,352
Enterprise Products Operating LLC
3.95%	02/15/27	40,000	42,448
EOG Resources Inc.
4.15%	01/15/26	40,000	44,027

		Principal Amount	Fair Value
Equinix Inc.
5.88%	01/15/26	$10,000	$10,425
ERP Operating LP
4.50%	07/01/44	9,000	10,056
Express Scripts Holding Co.
3.40%	03/01/27	35,000	35,038
4.80%	07/15/46	15,000	14,990
Exxon Mobil Corp.
2.22%	03/01/21	50,000	51,558
3.04%	03/01/26	20,000	21,176
4.11%	03/01/46	15,000	16,882
FedEx Corp.
4.10%	02/01/45	2,000	2,035
Florida Power & Light Co.
4.13%	02/01/42	31,000	34,971
Frontier Communications Corp.
7.13%	03/15/19	61,000	64,660
11.00%	09/15/25	9,000	9,349
General Motors Co.
5.20%	04/01/45	5,000	4,957
General Motors Financial Company Inc.
3.15%	01/15/20	32,000	32,396
3.20%	07/13/20 - 07/06/21	140,000	141,329
5.25%	03/01/26	25,000	27,190
Georgia-Pacific LLC
3.60%	03/01/25	31,000	33,172	(g)
Gilead Sciences Inc.
3.65%	03/01/26	25,000	27,200
4.80%	04/01/44	10,000	11,301
Halliburton Co.
3.80%	11/15/25	23,000	23,908
5.00%	11/15/45	14,000	15,263
HCA Inc.
4.75%	05/01/23	72,000	73,800	(a)
6.50%	02/15/20	45,000	49,894	(a)
Hess Corp.
5.60%	02/15/41	10,000	10,089
HSBC USA Inc.
2.75%	08/07/20	100,000	100,796	(a)
Hyundai Capital America
2.13%	10/02/17	23,000	23,146	(g)
Illinois Tool Works Inc.
3.50%	03/01/24	23,000	25,207
Ingersoll-Rand Luxembourg Finance S.A.
3.55%	11/01/24	32,000	33,684
Ingles Markets Inc.
5.75%	06/15/23	71,000	71,887
Intel Corp.
2.60%	05/19/26	75,000	76,176
Interstate Power & Light Co.
3.40%	08/15/25	10,000	10,815

See Notes to Schedule of Investments and Notes to Financial Statements.

Income Fund

Schedule of Investments	June 30, 2016 (Unaudited)

		Principal Amount	Fair Value
Invesco Finance PLC
3.13%	11/30/22	$67,000	$69,926
JB Poindexter & Company Inc.
9.00%	04/01/22	13,000	13,520	(g)
JBS USA LLC/JBS USA Finance Inc.
5.75%	06/15/25	35,000	32,900	(g)
Jefferies Group LLC
5.13%	01/20/23	15,000	15,760
6.50%	01/20/43	16,000	15,895
Johnson & Johnson
1.65%	03/01/21	10,000	10,177
2.45%	03/01/26	10,000	10,341
Johnson Controls Inc.
4.63%	07/02/44	12,000	12,684
JPMorgan Chase & Co.
2.55%	10/29/20	22,000	22,479	(a)
3.30%	04/01/26	24,000	24,849	(a)
3.88%	09/10/24	24,000	24,831	(a)
4.25%	10/01/27	22,000	23,374	(a)
5.00%	12/29/49	32,000	30,600	(a,c)
6.10%	10/29/49	55,000	56,719	(a,c)
KB Home
7.00%	12/15/21	53,000	53,265
Kellogg Co.
4.50%	04/01/46	10,000	10,717
KFW
2.00%	10/04/22	45,000	46,401
4.50%	07/16/18	85,000	91,214
Kinder Morgan Energy Partners LP
3.50%	09/01/23	16,000	15,672
Kinder Morgan Inc.
3.05%	12/01/19	9,000	9,094
5.55%	06/01/45	14,000	14,228
Kraft Heinz Foods Co.
2.80%	07/02/20	46,000	47,773	(a,g)
3.00%	06/01/26	15,000	15,161	(a,g)
4.38%	06/01/46	17,000	17,991	(a,g)
L Brands Inc.
5.63%	02/15/22	47,000	50,572
L-3 Communications Corp.
1.50%	05/28/17	30,000	30,008
Lee Enterprises Inc.
9.50%	03/15/22	35,000	34,475	(g)
Lennar Corp.
4.50%	11/15/19	36,000	37,499
4.75%	05/30/25	18,000	17,460
Levi Strauss & Co.
5.00%	05/01/25	26,000	26,130
Lockheed Martin Corp.
2.50%	11/23/20	31,000	31,980
4.70%	05/15/46	11,000	12,944

		Principal Amount	Fair Value
Lowe’s Companies Inc.
3.70%	04/15/46	$34,000	$34,985
LYB International Finance BV
4.88%	03/15/44	19,000	20,103
Marathon Oil Corp.
3.85%	06/01/25	12,000	11,030
5.90%	03/15/18	12,000	12,448
6.00%	10/01/17	49,000	50,766
Marathon Petroleum Corp.
3.63%	09/15/24	45,000	44,210
Marsh & McLennan Companies Inc.
3.50%	03/10/25	23,000	23,911
3.75%	03/14/26	30,000	31,656
McDonald’s Corp.
2.75%	12/09/20	12,000	12,529
3.70%	01/30/26	29,000	31,349
4.88%	12/09/45	9,000	10,494
Mead Johnson Nutrition Co.
4.13%	11/15/25	32,000	34,921
Medtronic Inc.
2.50%	03/15/20	14,000	14,521
3.50%	03/15/25	26,000	28,357
4.63%	03/15/45	7,000	8,237
Memorial Sloan-Kettering Cancer Center
4.13%	07/01/52	20,000	22,200
Merck & Company Inc.
2.75%	02/10/25	45,000	47,075
MetLife Inc.
3.60%	11/13/25	22,000	23,097
4.05%	03/01/45	12,000	11,830
4.72%	12/15/44	14,000	14,921
MGM Resorts International
5.25%	03/31/20	26,000	27,235
6.63%	12/15/21	43,000	46,762
Microsoft Corp.
4.00%	02/12/55	25,000	25,029
Molson Coors Brewing Co.
2.10%	07/15/21	34,000	34,107
3.00%	07/15/26	18,000	17,992
4.20%	07/15/46	10,000	10,050
Monsanto Co.
4.70%	07/15/64	12,000	10,939
Morgan Stanley
2.45%	02/01/19	20,000	20,376
2.50%	04/21/21	50,000	50,528
2.65%	01/27/20	25,000	25,414	(a)
3.70%	10/23/24	22,000	23,024	(a)
3.88%	01/27/26	5,000	5,323
3.95%	04/23/27	45,000	45,390	(a)
4.10%	05/22/23	50,000	51,988	(a)
5.00%	11/24/25	18,000	19,702	(a)

See Notes to Schedule of Investments and Notes to Financial Statements.

Income Fund

Schedule of Investments	June 30, 2016 (Unaudited)

		Principal Amount	Fair Value
Mylan N.V.
3.15%	06/15/21	$24,000	$24,372	(g)
3.95%	06/15/26	24,000	24,278	(g)
National Retail Properties Inc.
4.00%	11/15/25	22,000	23,354
NCL Corporation Ltd.
4.63%	11/15/20	22,000	21,959	(g)
Newell Brands Inc.
3.85%	04/01/23	26,000	27,581
4.20%	04/01/26	25,000	27,115
5.50%	04/01/46	15,000	17,858
Newmont Mining Corp.
4.88%	03/15/42	17,000	16,820
Nexen Energy ULC
6.40%	05/15/37	25,000	30,965
NIKE Inc.
3.88%	11/01/45	23,000	25,516
Noble Energy Inc.
3.90%	11/15/24	27,000	27,442
Northern States Power Co.
2.20%	08/15/20	45,000	46,506
Northrop Grumman Corp.
3.85%	04/15/45	6,000	6,297
Novartis Capital Corp.
3.00%	11/20/25	15,000	15,941
4.00%	11/20/45	30,000	34,223
NRG Energy Inc.
6.25%	07/15/22	26,000	25,415
7.25%	05/15/26	8,000	7,960	(g)
Occidental Petroleum Corp.
3.50%	06/15/25	45,000	47,575
Omnicom Group Inc.
3.63%	05/01/22	23,000	24,441
Oracle Corp.
1.90%	09/15/21	50,000	50,194
2.40%	09/15/23	50,000	50,237
2.65%	07/15/26	35,000	35,040
2.95%	05/15/25	30,000	31,194
4.00%	07/15/46	15,000	15,114
4.13%	05/15/45	11,000	11,347
Owens & Minor Inc.
3.88%	09/15/21	45,000	46,578
Pacific Gas & Electric Co.
3.40%	08/15/24	68,000	72,832
PacifiCorp
6.25%	10/15/37	12,000	16,582
Penn National Gaming Inc.
5.88%	11/01/21	26,000	26,455
PepsiCo Inc.
3.10%	07/17/22	11,000	11,712
4.25%	10/22/44	13,000	14,593
4.60%	07/17/45	14,000	16,585

		Principal Amount	Fair Value
Petroleos Mexicanos
3.50%	01/30/23	$21,000	$19,892
4.50%	01/23/26	24,000	23,098
5.63%	01/23/46	10,000	9,115
6.38%	02/04/21	20,000	21,746	(g)
Pfizer Inc.
2.75%	06/03/26	24,000	24,763
4.40%	05/15/44	15,000	17,036
Philip Morris International Inc.
2.13%	05/10/23	35,000	35,135
4.13%	03/04/43	24,000	25,761
Phillips 66 Partners LP
2.65%	02/15/20	14,000	14,078
PPL Capital Funding Inc.
3.10%	05/15/26	50,000	50,570
Praxair Inc.
3.20%	01/30/26	14,000	15,142
Precision Castparts Corp.
4.38%	06/15/45	14,000	16,387
Prologis LP
3.75%	11/01/25	22,000	23,460
Prudential Financial Inc.
5.38%	05/15/45	23,000	23,259	(c)
5.63%	06/15/43	16,000	16,600	(c)
Public Service Electric & Gas Co.
2.38%	05/15/23	69,000	70,521
PulteGroup Inc.
4.25%	03/01/21	10,000	10,310
5.50%	03/01/26	20,000	20,500
QUALCOMM Inc.
4.80%	05/20/45	18,000	18,753
Quest Diagnostics Inc.
4.70%	03/30/45	14,000	14,664
Regency Energy Partners LP/Regency Energy Finance Corp.
4.50%	11/01/23	32,000	31,251
Reynolds American Inc.
4.45%	06/12/25	38,000	42,458
5.85%	08/15/45	6,000	7,671
Rio Tinto Finance USA PLC
4.13%	08/21/42	12,000	11,934
Rogers Communications Inc.
5.00%	03/15/44	8,000	9,051
Royal Bank of Canada
1.20%	09/19/17	81,000	81,176	(a)
4.65%	01/27/26	20,000	21,410	(a)
Ryder System Inc.
2.45%	09/03/19	54,000	54,912
Santander UK Group Holdings PLC
3.13%	01/08/21	29,000	29,063
Schlumberger Holdings Corp.
3.00%	12/21/20	35,000	36,507	(g)
4.00%	12/21/25	12,000	12,921	(g)

See Notes to Schedule of Investments and Notes to Financial Statements.

Income Fund

Schedule of Investments	June 30, 2016 (Unaudited)

		Principal Amount	Fair Value
Shell International Finance BV
2.88%	05/10/26	$24,000	$24,397
3.40%	08/12/23	34,000	36,149
Sinclair Television Group Inc.
5.38%	04/01/21	45,000	46,350
Southern California Edison Co.
2.40%	02/01/22	20,000	20,736
Sprint Corp.
7.63%	02/15/25	42,000	33,233
Standard Industries Inc.
5.38%	11/15/24	52,000	52,910	(g)
Statoil ASA
3.95%	05/15/43	11,000	11,426
Sunoco LP/Sunoco Finance Corp.
5.50%	08/01/20	17,000	16,788	(g)
SUPERVALU Inc.
6.75%	06/01/21	43,000	36,119
T-Mobile USA Inc.
6.50%	01/15/26	13,000	13,715
6.63%	04/01/23	43,000	45,456
Tampa Electric Co.
4.35%	05/15/44	22,000	24,076
Target Corp.
2.50%	04/15/26	25,000	25,646
TD Ameritrade Holding Corp.
2.95%	04/01/22	22,000	22,925
Teachers Insurance & Annuity Association of America
4.90%	09/15/44	25,000	27,775	(g)
Tenet Healthcare Corp.
4.75%	06/01/20	17,000	17,413
6.00%	10/01/20	44,000	46,420
The Allstate Corp.
5.75%	08/15/53	25,000	25,638	(c)
The Boeing Co.
2.85%	10/30/24	32,000	33,809
The Dow Chemical Co.
4.25%	10/01/34	28,000	28,916
The Goldman Sachs Group Inc.
2.38%	01/22/18	58,000	58,793
2.63%	04/25/21	28,000	28,399
2.90%	07/19/18	32,000	32,837
3.75%	05/22/25	41,000	42,839
4.25%	10/21/25	7,000	7,244
4.80%	07/08/44	49,000	54,113
5.15%	05/22/45	23,000	23,968
The Home Depot Inc.
3.35%	09/15/25	17,000	18,536
4.25%	04/01/46	7,000	8,001
The Kroger Co.
2.95%	11/01/21	32,000	33,625
The Progressive Corp.
3.70%	01/26/45	20,000	20,601

		Principal Amount	Fair Value
The Southern Co.
3.25%	07/01/26	$25,000	$25,990
4.40%	07/01/46	15,000	16,136
The Toronto-Dominion Bank
2.50%	12/14/20	41,000	42,413
The Travelers Companies Inc.
3.75%	05/15/46	10,000	10,476
The Walt Disney Co.
2.30%	02/12/21	16,000	16,649
4.13%	06/01/44	10,000	11,364
Time Inc.
5.75%	04/15/22	44,000	41,360	(g)
Time Warner Cable Inc.
4.50%	09/15/42	5,000	4,663
6.55%	05/01/37	13,000	15,168
Time Warner Inc.
5.35%	12/15/43	33,000	37,830
TransCanada PipeLines Ltd.
4.88%	01/15/26	34,000	38,847
Tyco Electronics Group S.A.
2.35%	08/01/19	43,000	43,653
Tyco International Finance S.A.
5.13%	09/14/45	15,000	17,211
Tyson Foods Inc.
2.65%	08/15/19	9,000	9,246
U.S. Bancorp
3.10%	04/27/26	25,000	26,018
5.13%	12/29/49	45,000	46,294	(c)
Under Armour Inc.
3.25%	06/15/26	50,000	50,543
United Rentals North America Inc.
6.13%	06/15/23	34,000	35,402
UnitedHealth Group Inc.
2.70%	07/15/20	20,000	20,832
4.75%	07/15/45	29,000	35,109
Universal Health Services Inc.
5.00%	06/01/26	16,000	16,040	(g)
Vale Overseas Ltd.
4.38%	01/11/22	14,000	13,121
5.88%	06/10/21	50,000	50,062
Ventas Realty LP
4.13%	01/15/26	18,000	19,353
Verizon Communications Inc.
3.50%	11/01/24	22,000	23,441	(a)
4.40%	11/01/34	23,000	23,729	(a)
4.67%	03/15/55	16,000	16,163	(a)
4.86%	08/21/46	23,000	25,117	(a)
5.05%	03/15/34	38,000	42,197	(a)
5.15%	09/15/23	30,000	34,952	(a)
Visa Inc.
2.80%	12/14/22	29,000	30,599
3.15%	12/14/25	29,000	31,020
4.30%	12/14/45	13,000	15,002

See Notes to Schedule of Investments and Notes to Financial Statements.

Income Fund

Schedule of Investments	June 30, 2016 (Unaudited)

		Principal Amount	Fair Value
W.R. Grace & Co.
5.13%	10/01/21	$15,000	$15,413	(g)
5.63%	10/01/24	43,000	44,075	(g)
Wal-Mart Stores Inc.
4.30%	04/22/44	40,000	46,808
Walgreens Boots Alliance Inc.
2.60%	06/01/21	24,000	24,396
4.65%	06/01/46	8,000	8,538
Wells Fargo & Co.
3.00%	04/22/26	48,000	48,927	(a)
3.90%	05/01/45	23,000	24,171	(a)
4.10%	06/03/26	27,000	28,848	(a)
4.30%	07/22/27	17,000	18,348	(a)
4.40%	06/14/46	15,000	15,234	(a)
5.88%	12/29/49	32,000	34,120	(a,c)
5.90%	12/29/49	29,000	29,834	(c)
Western Digital Corp.
7.38%	04/01/23	5,000	5,325	(g)
Western Gas Partners LP
4.65%	07/01/26	24,000	23,951	(h)
Williams Partners LP
3.90%	01/15/25	38,000	34,556
5.40%	03/04/44	4,000	3,561
Windstream Services LLC
6.38%	08/01/23	47,000	39,480
WPP Finance 2010
3.75%	09/19/24	45,000	47,579
XLIT Ltd.
5.25%	12/15/43	19,000	20,552
XPO Logistics Inc.
6.50%	06/15/22	25,000	23,844	(g)
Zimmer Biomet Holdings Inc.
3.55%	04/01/25	23,000	23,717
			11,959,359

Non-Agency Collateralized Mortgage Obligations — 6.9%

American Tower Trust I (REIT)
1.55%	03/15/43	72,000	72,154	(g)
Banc of America Commercial Mortgage Trust 2006-4
5.68%	07/10/46	13,781	13,767
Banc of America Commercial Mortgage Trust 2007-1
5.48%	01/15/49	100,000	98,884	(c)
Banc of America Commercial Mortgage Trust 2007-4
5.93%	02/10/51	20,159	20,836	(c)
Banc of America Commercial Mortgage Trust 2008-1
6.44%	02/10/51	21,625	22,759	(c)
Banc of America Merrill Lynch Commercial Mortgage Inc. 2005-1
5.53%	11/10/42	7,191	7,184	(c)
Bear Stearns Commercial Mortgage Securities Trust 2007-PW18
6.09%	06/11/50	50,000	52,255	(c)
Citigroup Commercial Mortgage Trust 2014-GC23
4.66%	07/10/47	88,000	72,061	(c,g)

		Principal Amount	Fair Value
Citigroup Commercial Mortgage Trust 2015-GC33
3.17%	09/10/58	$20,704	$13,298
COMM 2014-CR14 Mortgage Trust
4.53%	02/10/47	25,000	28,198	(c)
COMM 2014-CR19 Mortgage Trust
4.88%	08/10/47	205,000	158,240	(c,g)
COMM 2015-CR23 Mortgage Trust
4.40%	05/10/48	16,863	16,485	(c)
COMM 2015-PC1 Mortgage Trust
4.59%	07/10/50	19,456	19,630	(c)
CSAIL 2015-C3 Commercial Mortgage Trust
3.51%	08/15/48	24,827	17,615	(c)
GS Mortgage Securities Trust 2011-GC5
3.00%	08/10/44	7,352	7,352
GS Mortgage Securities Trust 2015-GC32
3.35%	07/10/48	22,783	17,187
GS Mortgage Securities Trust 2015-GC34
2.98%	10/10/48	47,000	32,172
GS Mortgage Securities Trust 2015-GS1
3.27%	11/10/48	56,688	40,788
JP Morgan Chase Commercial Mortgage Securities Trust 2007-CB18
5.44%	06/12/47	102,505	104,063
JPMBB Commercial Mortgage Securities Trust 2013-C12
4.16%	07/15/45	15,000	16,447	(c)
JPMBB Commercial Mortgage Securities Trust 2015-C29
3.84%	05/15/48	39,943	28,139	(c)
JPMBB Commercial Mortgage Securities Trust 2015-C30
4.46%	07/15/48	41,423	36,876	(c)
LB-UBS Commercial Mortgage Trust 2007-C6
6.11%	07/15/40	30,127	31,067	(c)
6.11%	07/15/40	60,000	61,766	(g)
MASTR Alternative Loan Trust 2003-5
5.00%	08/25/18	10,356	299	(d)
ML-CFC Commercial Mortgage Trust 2006-3
5.46%	07/12/46	75,000	75,063	(c)
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C20
1.56%	02/15/48	327,020	27,064	(c,d)
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C21
1.12%	03/15/48	389,732	24,641	(c,d)
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C22
4.38%	04/15/48	100,000	79,574	(c,g)
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C23
4.27%	07/15/50	107,556	81,998	(c,g)
Morgan Stanley Bank of America Merrill Lynch Trust 2016-C28
3.00%	01/15/49	17,470	11,585	(g)
Morgan Stanley Capital I Trust 2006-IQ11
6.11%	10/15/42	50,000	49,892	(c)
Morgan Stanley Capital I Trust 2006-T21
5.27%	10/12/52	17,823	17,816	(c)
Morgan Stanley Capital I Trust 2007-IQ16
6.25%	12/12/49	50,000	52,211	(c)

See Notes to Schedule of Investments and Notes to Financial Statements.

Income Fund

Schedule of Investments	June 30, 2016 (Unaudited)

		Principal Amount	Fair Value
Morgan Stanley Capital I Trust 2008-T29
6.48%	01/11/43	$45,000	$47,580	(c)
Morgan Stanley Capital I Trust 2016-UBS9
1.41%	03/15/49	312,902	26,087	(c,d)
3.00%	03/15/49	23,000	16,047	(g)
Wells Fargo Commercial Mortgage Trust 2015-C29
4.37%	06/15/48	33,857	25,338	(c)
Wells Fargo Commercial Mortgage Trust 2015-C30
4.65%	09/15/58	20,705	15,786	(c,g)
Wells Fargo Commercial Mortgage Trust 2015-NXS2
4.39%	07/15/58	20,700	15,187	(c)
Wells Fargo Commercial Mortgage Trust 2015-SG1
4.62%	12/15/47	20,681	20,656	(c)
Wells Fargo Commercial Mortgage Trust 2016-C33
3.12%	03/15/59	18,397	12,432	(g)
WFRBS Commercial Mortgage Trust 2013-C17
4.26%	12/15/46	25,000	27,798
5.30%	12/15/46	20,000	18,290	(c,g)
WFRBS Commercial Mortgage Trust 2013-C18
4.82%	12/15/46	20,575	18,764	(c,g)
WFRBS Commercial Mortgage Trust 2014-C19
4.23%	03/15/47	41,454	32,468	(g)
WFRBS Commercial Mortgage Trust 2014-C22
4.06%	09/15/57	54,883	40,628	(c,g)
WFRBS Commercial Mortgage Trust 2014-C24
3.69%	11/15/47	78,708	55,866	(g)
WFRBS Commercial Mortgage Trust 2014-C25
3.80%	11/15/47	10,000	6,948	(c,g)
WFRBS Commercial Mortgage Trust 2014-LC14
4.35%	03/15/47	58,000	64,658	(c)
4.59%	03/15/47	60,980	49,878	(c,g)
WFRBS Commercial Mortgage Trust 2015-C31
3.85%	11/15/48	10,338	7,269
			1,911,046

Sovereign Bonds — 0.3%

Government of Mexico
4.00%	10/02/23	22,000	23,677
4.75%	03/08/44	26,000	28,015
Government of Peru
4.13%	08/25/27	13,000	14,300
5.63%	11/18/50	7,000	8,698
			74,690

Municipal Bonds and Notes — 1.0%

American Municipal Power Inc.
6.27%	02/15/50	25,000	32,746

		Principal Amount	Fair Value
Municipal Electric Authority of Georgia
6.64%	04/01/57	$48,000	$64,185
New Jersey Transportation Trust Fund Authority
6.88%	12/15/39	15,000	16,024
Port Authority of New York & New Jersey
4.46%	10/01/62	60,000	68,435
South Carolina State Public Service Authority
6.45%	01/01/50	30,000	43,616
State of California
5.70%	11/01/21	40,000	48,222
State of Illinois
5.10%	06/01/33	15,000	14,416
			287,644

FNMA (TBA) — 0.0%*

Lehman TBA
5.50%	TBA	54,029	3,188	(i,j)

Total Bonds and Notes (Cost $25,844,736)			26,521,386

		Number of Shares	Fair Value
Domestic Equity — 0.1%

Preferred Stock — 0.1%

Wells Fargo & Co. (Cost $34,875)		1,395	38,488

Total Investments in Securities (Cost $25,879,611)			26,559,874

Short-Term Investments — 3.4%

State Street Institutional U.S. Government Money Market Fund — Class G Shares 0.29% (Cost $948,758)			948,758	(a,f,k)

Total Investments (Cost $26,828,369)			27,508,632

Other Assets and Liabilities, net — 0.8%			217,686

NET ASSETS — 100.0%			$27,726,318

See Notes to Schedule of Investments and Notes to Financial Statements.

Income Fund

Schedule of Investments	June 30, 2016 (Unaudited)

Other Information:

Centrally Cleared Credit Default Swaps — Buy Protection

Reference Entity	Counterparty	Notional Amount (000s omitted)	Contract annual Fixed Rate	Termination Date	Market Value	Unamortized Upfront Payments Received	Unrealized
Markit CDX North America High Yield Index	CME Group Inc.	$1,571	5.00%	12/20/20	$(62,285)	$(33,193)	$(29,092)
Markit CDX North America Investment Grade Index	CME Group Inc.	362	1.00%	06/20/21	(3,642)	(2,420)	(1,222)

							$(30,314)

The Fund had the following long futures contracts open at June 30, 2016:

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Appreciation
Ultra Long-Term U.S. Treasury Bond Futures	September 2016	3	$559,125	$14,057
U.S. Long Bond Futures	September 2016	1	172,344	6,250
2 Yr. U.S. Treasury Notes Futures	September 2016	7	1,535,297	5,571
5 Yr. U.S. Treasury Notes Futures	September 2016	9	1,099,476	12,375

				$38,253

The Fund had the following short futures contracts open at June 30, 2016:

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Depreciation
10 Yr. U.S. Treasury Notes Futures	September 2016	16	$(2,127,750)	$(19,352)

				$18,901

Notes to Schedule of Investments	June 30, 2016 (Unaudited)

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	At June 30, 2016, all or a portion of this security was pledged to cover collateral requirements for futures, swaps and/or TBA’s.

(b)	Step coupon bond.

(c)	Variable or floating rate security. The stated rate represents the rate at June 30, 2016.

(d)	Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.

(e)	Principal only security. These securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the “principal only” holder.

(f)	Coupon amount represents effective yield.

(g)	Pursuant to Rule 144A of the Securities Act of 1933, as amended, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2016, these securities amounted to $2,319,675 or 8.37% of the net assets of the GE Investments Income Fund. These securities have been determined to be liquid using procedures established by the Fund’s Board of Directors.

(h)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.

(i)	Security is in default.

(j)	Security is fair valued by the Valuation Committee, in accordance with the procedures approved by the Fund’s Board of Directors.

(k)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, effective July 1, 2016, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.

†	Percentages are based on net assets as of June 30, 2016.

**	Amount is less than $0.50.

*	Less than 0.05%.

Abbreviations:

REIT	—	Real Estate Investment Trust

REMIC	—	Real Estate Mortgage Investment Conduit

STRIPS	—	Separate Trading of Registered Interest and Principal of Security

TBA	—	To Be Announced

Financial Highlights

Selected data based on a share outstanding throughout the periods indicated

	6/30/16†		12/31/15		12/31/14		12/31/13		12/31/12		12/31/11
Inception date	—		—		—		—		—		1/3/95
Net asset value, beginning of period	$11.25		$11.56		$11.25		$11.71		$11.35		$11.05
Income/(loss) from investment operations:
Net investment income	0.13		0.25		0.27		0.30		0.28		0.48
Net realized and unrealized gains/(losses) on investments	0.43		(0.30)		0.31		(0.46)		0.37		0.32
Total income/(loss) from investment operations	0.56		(0.05)		0.58		(0.16)		0.65		0.80
Less distributions from:
Net investment income	—		0.26		0.27		0.30		0.29		0.50
Total distributions	—		0.26		0.27		0.30		0.29		0.50
Net asset value, end of period	$11.81		$11.25		$11.56		$11.25		$11.71		$11.35
TOTAL RETURN (a)	4.98%		(0.42)%		5.12%		(1.34)%		5.69%		7.20%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)	$27,726		$28,375		$32,668		$34,788		$42,893		$51,191
Ratios to average net assets:
Net expenses	1.16%	*	1.06%	(c)	0.91%	(b)	0.79%	(b)	0.80%	(b)	0.86%	(b)
Gross expenses	1.16%	*	1.11%		0.91%		0.80%		0.82%		0.87%
Net investment income	2.16%	*	2.06%		2.14%		2.41%		2.09%		3.99%
Portfolio turnover rate	97%		241%		282%		256%		327%		359%

Notes to Financial Highlights

(a)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions and do not include the effect of insurance contract charges. Past performance does not guarantee future results.
(b)	Includes contractual management fee waiver related to the Fund’s investments in the GE Institutional Money Market Fund (the “Money Market Fund”). The fee waiver agreement was terminated effective June 30, 2014 with the closure of the Money Market Fund.
(c)	Reflects a voluntary reimbursement of other operating expenses by GE Asset Management, Inc., the Fund’s investment adviser and administrator prior to July 1, 2016.
†	Unaudited.
*	Annualized for periods less than one year.

The accompanying Notes are an integral part of these financial statements.

Statement of Assets and Liabilities June 30, 2016	(Unaudited)

ASSETS
Investments in securities, at fair value (cost $25,879,611)	$26,559,874
Short-term investments, at fair value (cost $948,758)	948,758
Receivable for investments sold	1,181,849
Income receivables	167,498
Total assets	28,857,979
LIABILITIES
Payable for investments purchased	1,007,273
Payable for fund shares redeemed	54,251
Payable for variation margin on open centrally cleared swap contracts	4,046
Payable for variation margin on open futures contracts	438
Payable to the Adviser	11,353
Accrued other expenses	54,300
Total liabilities	1,131,661
NET ASSETS	$27,726,318
NET ASSETS CONSIST OF:
Capital paid in	$34,153,954
Undistributed (distributions in excess of) net investment income	300,291
Accumulated net realized loss	(7,396,777)
Net unrealized appreciation (depreciation) on:
Investments	680,263
Futures	18,901
Swap contracts	(30,314)
NET ASSETS	$27,726,318

Shares outstanding ($0.01 par value; unlimited shares authorized)	2,348,169
Net asset value per share	$11.81

The accompanying Notes are an integral part of these financial statements.

Statement of Operations For the period ended June 30, 2016	(Unaudited)

INVESTMENT INCOME
Income
Dividend	$2,039
Interest	458,920
Total income	460,959
Expenses
Advisory and administration fees	69,867
Directors’ fees	990
Custody and accounting expenses	70,892
Professional fees	11,554
Other expenses	7,365
Total expenses	160,668
Net investment income	$300,291
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) on:
Investments	$195,905
Futures	(72,346)
Swap contracts	(4,837)

Increase (decrease) in unrealized appreciation/depreciation on:
Investments	967,533
Futures	(80)
Swap contracts	(35,768)
Net realized and unrealized gain (loss) on investments	1,050,407
Net increase in net assets resulting from operations	$1,350,698

The accompanying Notes are an integral part of these financial statements.

Statements of Changes in Net Assets

	Six Months Ended June 30, 2016*	Year Ended December 31, 2015

INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$300,291	$629,026
Net realized gain (loss) on investments, futures and swap contracts	118,722	22,986
Net increase (decrease) in unrealized appreciation/depreciation on investments, futures and swap contracts	931,685	(753,447)
Net increase (decrease) from operations	1,350,698	(101,435)
Distributions to shareholders from:
Net investment income	—	(644,616)
Total distributions	—	(644,616)
Increase (decrease) in assets from operations and distributions	1,350,698	(746,051)
Share transactions:
Proceeds from sale of shares	441,688	790,483
Value of distributions reinvested	—	644,616
Cost of shares redeemed	(2,441,437)	(4,981,777)
Net increase (decrease) from share transactions	(1,999,749)	(3,546,678)
Total increase (decrease) in net assets	(649,051)	(4,292,729)

NET ASSETS
Beginning of period	28,375,369	32,668,098
End of period	$27,726,318	$28,375,369
Undistributed (distributions in excess of) net investment income, end of period	$300,291	$—

CHANGES IN FUND SHARES
Shares sold	38,373	68,030
Issued for distributions reinvested	—	57,401
Shares redeemed	(212,771)	(428,683)
Net decrease in fund shares	(174,398)	(303,252)

*	(Unaudited).

The accompanying Notes are an integral part of these financial statements.

Notes to Financial Statements	June 30, 2016 (Unaudited)

1.	Organization of the Company

GE Investments Funds, Inc. (the “Company”) was incorporated under the laws of the Commonwealth of Virginia on May 14, 1984 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is currently composed of eleven investment portfolios (collectively, the “Funds”), although only the following eight are currently being offered: U.S. Equity Fund, S&P 500 Index Fund, Premier Growth Equity Fund, Core Value Equity Fund, Small-Cap Equity Fund, Total Return Fund, Income Fund (the “Fund”) and Real Estate Securities Fund. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services—Investment Companies.

Shares of the Funds of the Company are offered only to insurance company separate accounts that fund certain variable life insurance contracts and variable annuity contracts. SSGA Funds Management, Inc. (“SSGA FM”) is the investment adviser and administrator of each of the Funds effective July 1, 2016. Prior to July 1, 2016, GE Asset Management Incorporated (“GEAM”) served as the investment adviser and administrator to each Fund.

The Company currently offers one share class (Class 1) of the Fund as an investment option for variable life insurance and variable annuity contracts.

2.	Summary of Significant Accounting Policies

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

Subsequent events after the balance sheet date through the date the financial statements were issued have been evaluated in the preparation of the financial statements. There are no items to report.

The following summarizes the significant accounting policies of the Company:

Securities Valuation and Transactions.  All investments in securities are recorded at their estimated fair value, as described in Note 3.

Securities transactions are accounted for as of the trade date. Realized gains and losses on investments sold are recorded on the basis of identified cost for both financial statement and federal tax purposes.

Foreign Currency  Accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of such transactions.

All assets and liabilities of the Fund initially expressed in foreign currency values will be converted into U.S. dollars at the WM/Reuters exchange rate computed at 11:00 a.m., Eastern Time.

The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the year. Such fluctuations are included in the net realized or unrealized gain or loss from investments. Net realized gains or losses on foreign currency transactions represent net gains or losses on sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income and withholding taxes accrued and the U.S. dollar amount actually received or paid, and gains or losses between the trade and settlement date on purchases and sales of foreign securities. Net unrealized foreign exchange gains and losses arising from changes in the value of other assets and liabilities (including foreign currencies and open foreign currency contracts) as a result of changes in foreign exchange rates are included as increases or decreases in unrealized appreciation/depreciation on foreign currency related transactions.

Derivatives  The Fund is subject to equity price risk, interest rate risk, credit risk, and foreign currency exchange rate risk in the normal course of pursuing its

Notes to Financial Statements	June 30, 2016 (Unaudited)

investment objective. The Fund may enter into various types of derivative transactions (such as options, interest rate futures, interest-only swaps, interest rate swaps, index swaps and credit default swaps) to manage yield, interest rate exposure (also known as duration) and exposure to credit quality, and to gain or hedge exposure to certain securities, indices or market segments.

Futures Contracts  A futures contract is an agreement to buy or sell a specific amount of a commodity, financial instrument, currency or index at a particular price and future date. During the six-month period ended June 30, 2016, the Fund invested in futures contracts on bonds and notes to manage duration of fixed income securities. Buying futures tends to increase the Fund’s exposure to the underlying instrument while selling futures tends to decrease the Fund’s exposure to the underlying instrument, or hedge other Fund investments. With futures contracts, there is minimal counterparty credit risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all traded futures, guarantees the futures against default. The Fund’s risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts’ terms and changes in the liquidity of the secondary market for the contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they principally trade.

Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount, known as initial margin deposit. Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuation in the fair value of the underlying security. The Fund records an unrealized gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may incur a loss. The Fund recognizes a realized gain or loss on the expiration or closing of a futures contract.

Credit Default Swaps  During the six-month period ended June 30, 2016, the Fund engaged in credit default swaps to manage credit risk. When the Fund is the buyer in a credit default swap contract, the Fund is entitled to receive the par (or other agreed upon) value (full notional value) of a referenced debt obligation (or basket of debt obligations) from the counterparty (or central clearing party (“CCP”) in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Fund pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund loses its investment and recovers nothing. However, if a credit event occurs, the Fund receives full notional value for a referenced debt obligation that may have little or no value. When the Fund is the seller of a credit default swap, it receives a fixed rate of income throughout the term of the contract, provided there is no credit event. If a credit event occurs, the Fund is obligated to pay the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Fund is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Fund could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Fund for the same referenced obligation. As the seller, the Fund may create economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Fund also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments, if any, are amortized over the life of the swap as realized gains or losses. Those upfront payments that are paid or received, typically for non-centrally cleared swaps, are recorded as other

Notes to Financial Statements	June 30, 2016 (Unaudited)

assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments, if any, are netted with unrealized appreciation or depreciation on swaps to determine the market value of swaps. The Fund segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Fund segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked to market on a daily basis. Credit default swaps involve greater risks than if the Fund had invested in the referenced debt obligation directly. If the Fund is a buyer of a credit default swap and no credit event occurs, the Fund will not earn any return on its investment. If the Fund is a seller of a credit default swap, the Fund’s risk of loss may be the entire notional amount of the swap. Swaps may also subject the Fund to the risk that the counterparty to the transaction may not fulfill its obligation. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.

When-Issued Securities and Forward Commitments  The Fund may purchase or sell securities on a when issued or forward commitment basis. These transactions are arrangements in which the Fund purchases and sells securities with payment and delivery scheduled a month or more after entering into the transaction. The price of the underlying securities and the date when these securities will be delivered and paid for are fixed at the time the transaction is negotiated. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the commitments. In connection with such purchases, the Fund maintains cash or liquid assets in an amount equal to the purchase commitments for such underlying securities until settlement date and for sales commitments the Fund maintains equivalent deliverable securities as “cover” for the transaction. Unsettled commitments are valued at the current market value of the underlying security. Daily fluctuations in the value of such commitments are recorded as unrealized gains or losses. The Fund will not enter into such commitments for the purpose of investment leverage.

Investments in Foreign Markets  Investments in foreign markets involve special risks and considerations not typically associated with investing in the United States. These risks include revaluation of currencies, high rates of inflation, restrictions on repatriation of income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, tariffs and taxes, subject to delays in settlements, and their prices may be more volatile.

The Fund may be subject to capital gains and repatriation taxes imposed by certain countries in which it invests. Such taxes are generally based upon income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as income and/or capital gains are earned.

Investment Income  Corporate actions (including cash dividends) are recorded on the ex-dividend date, net of applicable withholding taxes, except for certain foreign corporate actions which are recorded as soon after the ex-dividend date as such information becomes available. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Interest income is recorded on the accrual basis. Accretion of discounts and amortization of premiums on taxable bonds are to the call or maturity date, whichever is shorter, using the effective yield method.

Expenses  Fund specific expenses are charged to the Fund that incurs such expenses. Such expenses may include custodial fees, legal and accounting fees, printing costs and registration fees. Expenses that are not fund specific are allocated pro rata across the Funds. Expenses of the Fund are generally paid directly by the Fund, however, expenses may be paid by the investment adviser and reimbursed by the Fund.

Federal Income Taxes  The Fund intends to comply with all sections of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”) applicable to regulated investment companies, including the distribution of substantially all of its taxable net investment income and net realized capital gains to its shareholders. Therefore, no provision for federal income tax has been made. The Fund is treated as a separate taxpayer for federal income tax purposes.

Notes to Financial Statements	June 30, 2016 (Unaudited)

3.	Securities Valuation

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a framework for measuring fair value and providing related disclosures. Broadly, the framework requires fair value to be determined based on the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. In the absence of active markets for the identical assets or liabilities, such measurements involve developing assumptions based on market observable data and, in the absence of such data, internal information that is consistent with what market participants would use in a hypothetical transaction that occurs at the measurement date. It also establishes a three-level valuation hierarchy based upon observable and non-observable inputs.

Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our market assumptions. Preference is given to observable inputs. These two types of inputs create the following fair value hierarchy:

Level 1 – Quoted prices for identical investments in active markets.

Level 2 – Quoted prices for similar investments in active markets; quoted prices for identical or similar investments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

Level 3 – Significant inputs to the valuation model are unobservable.

Policies and procedures are maintained to value investments using the best and most relevant data available. In addition, pricing vendors are utilized to assist in valuing investments. The investment adviser performs periodic reviews of the methodologies used by independent pricing services including price validation of individual securities.

Fair Value Measurement  The following section describes the valuation methodologies the Fund uses to measure different financial investments at fair value.

Debt securities (other than short-term securities described below) generally are valued at an evaluated bid price as reported by independent pricing services. The pricing services use various pricing models for each asset class. The inputs and assumptions to the model of the pricing services are derived from market observable sources, which may include: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids, offers, and other market related data. Since many fixed income securities do not trade on a daily basis, the methodology of the pricing service may also use other available information as applicable such as benchmark curves, benchmarking of similar securities, sector groupings and matrix pricing. Thus, certain securities may not be priced using quoted prices, but rather determined from market observable information. These investments are included in Level 2 and are primarily comprised of corporate fixed income, government, mortgage and asset-backed securities. In the absence of a reliable bid price from such a pricing service, debt securities may be valued based on broker or dealer supplied valuations or quotations. In these infrequent circumstances, pricing services may provide the Fund with valuations that are based on significant unobservable inputs, and in those circumstances the investment securities are classified as Level 3.

The Fund may use non-binding broker or dealer quotes for valuation when there is limited or no relevant market activity for a specific investment or for other investments that share similar characteristics and a price is not provided by a pricing service or is deemed not to be reliable. The Fund has not adjusted the prices obtained. Investment securities priced using non-binding broker or dealer quotes are included in Level 3.

Short-term securities of sufficient credit quality with remaining maturities of sixty days or less at the time of purchase are typically valued on the basis of amortized cost which approximates fair value and these are included in Level 2. If it is determined that amortized cost does not approximate fair value, securities may be valued based on dealer supplied valuations or quotations. In these infrequent circumstances, pricing services may provide the Fund with valuations that are based on significant unobservable inputs, and in those circumstances the investment securities are classified in Level 3.

Investments in registered investment companies are valued at the published daily net asset value (“NAV”) and classified in Level 1.

Notes to Financial Statements	June 30, 2016 (Unaudited)

If prices are not readily available for a portfolio security, or if it is believed that a price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Fund’s Board of Directors that are designed to establish its “fair” value. These securities are typically classified in Level 3. Those procedures require that the fair value of a security be established by a valuation committee of the investment adviser. The valuation committee follows different protocols for different types of investments and circumstances. The fair value procedures may be used to value any investment of the Fund in the appropriate circumstances.

Fair value determinations generally are used for securities whose value is affected by a significant event that will materially affect the value of a security and which occurs subsequent to the time of the close of the principal market on which such security trades but prior to the calculation of the Fund’s NAV.

The value established for such a portfolio security valued other than by use of a market quotation (as described above) may be different than what would be produced through the use of market quotations or another methodology. Portfolio securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that the Fund could sell a portfolio security for the value established for it at any time and it is possible that the Fund would incur a loss because a portfolio security is sold at a discount to its established value.

Other financial investments are derivative instruments that are not reflected in total investments, such as futures, forwards, swaps, and written options contracts, which are valued based on fair value as discussed above.

The Fund uses closing prices for derivatives included in Level 1, which are traded either on exchanges or liquid over-the counter markets. Derivative assets and liabilities included in Level 2 primarily represent interest rate swaps, cross-currency swaps, credit default swaps and foreign currency and commodity forward and option contracts. Derivative assets and liabilities included in Level 3 primarily represent interest rate products that contain embedded optionality or prepayment features.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table presents the Fund’s investments measured at fair value on a recurring basis at June 30, 2016:

Investments	Level 1	Level 2	Level 3	Total
Investments in Securities†
U.S. Treasuries	$—	$5,651,940	$—	$5,651,940
Agency Mortgage Backed	—	6,112,062	—	6,112,062
Agency Collateralized Mortgage Obligations	—	521,457	—	521,457
Corporate Notes	—	11,959,359	—	11,959,359
Non-Agency Collateralized Mortgage Obligations	—	1,911,046	—	1,911,046
Sovereign Bonds	—	74,690	—	74,690
Municipal Bonds and Notes	—	287,644	—	287,644
FNMA (TBA)	—	—	3,188	3,188
Preferred Stock	38,488	—	—	38,488
Short-Term Investments	948,758	—	—	948,758

Total Investments in Securities	$987,246	$26,518,198	$3,188	$27,508,632

Other Financial Instruments*
Credit Default Swap Contracts — Unrealized Depreciation	$—	$(30,314)	$—	$(30,314)
Long Futures Contracts — Unrealized Appreciation	38,253	—	—	38,253
Short Futures Contracts — Unrealized Depreciation	(19,352)	—	—	(19,352)

Total Other Financial Instruments	$18,901	$(30,314)	$—	$(11,413)

†	See Schedule of Investments for Industry Classification.

*	Other financial instruments include derivative instruments such as futures contracts and credit default swaps. Amounts shown represent unrealized appreciation (depreciation), at period end.

Notes to Financial Statements	June 30, 2016 (Unaudited)

There were no significant transfers between fair value levels during the period. Transfers between fair value levels are considered to occur at the beginning of the period.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and, accordingly, a reconciliation of Level 3 assets for the six-month period ended June 30, 2016 is not presented.

4.	Derivatives Disclosure

Shown below are the derivative contracts entered into by the Fund, summarized by primary risk exposure as they appear on the Statement of Assets and Liabilities, none of which are accounted for as hedging instruments under FASB ASC No. 815 Derivatives and Hedging (“ASC 815”) as of June 30, 2016.

	Asset Derivatives June 30, 2016			Liability Derivatives June 30, 2016
Derivatives not accounted for as hedging instruments under ASC 815	Location in the Statement of Assets and Liabilities	Fair Value ($)		Location in the Statement of Assets and Liabilities	Fair Value ($)
Interest Rate Contracts	Assets, Net Assets — Net Unrealized Appreciation/ (Depreciation) on Futures	38,253	*	Liabilities, Net Assets — Net Unrealized Appreciation/ (Depreciation) on Futures	(19,352	)*
Credit Risk Contracts	Assets, Net Assets — Net Unrealized Appreciation/ (Depreciation) on Swap Contracts	—		Liabilities, Net Assets — Net Unrealized Appreciation/ (Depreciation) on Swap Contracts	(30,314	)*

*	Includes cumulative unrealized appreciation/(depreciation) of futures and credit default swap contracts as reported in the Schedule of Investments and within the components of the net assets section of the Statement of Assets and Liabilities. Only the current day’s variation margin is reported within the Assets and/or Liabilities section on the Statement of Assets and Liabilities.

Shown below are the effects of derivative instruments on the Fund’s Statement of Operations, summarized by primary risk exposure, none of which are accounted for as hedging instruments under ASC 815.

Derivatives not accounted for as hedging instruments under ASC 815	Location in the Statement of Operations	Total Notional Amount of Futures Contracts Purchased/(Sold) ($)	Realized Gain (Loss) on Derivatives Recognized in Income ($)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income ($)
Interest Rate Contracts	Realized gain/(loss) on futures, Increase/(decrease) in unrealized appreciation/ (depreciation) on Futures	57,991,905/ 56,607,040	(72,346)	(80)
Credit Risk Contracts	Realized gain/(loss) on credit default swaps Increase/ (decrease) in unrealized appreciation/(depreciation) on swap contracts	—/—	(4,837)	(35,768)

During the six-month period ended June 30, 2016, the Fund had an average notional value of $3,840,311 and $3,493,426 on long and short futures contracts, respectively. The Fund had an average notional value of $1,415,015 on credit default swaps. Please refer to the tables following the Schedule of Investments for open credit default swaps and futures contracts at June 30, 2016.

5.	Line of Credit

Prior to July 1, 2016, the Company shared a revolving credit facility of up to $150 million with a number of its affiliates. The credit facility was with the Company’s custodian bank, State Street Bank and Trust Company (“State Street”). The revolving credit facility required the payment of a commitment fee equal to 0.20% per annum on the daily unused portion of the credit facility, payable quarterly. The portion borne by each Fund generally was borne proportionally based upon net assets. Generally, borrowings under the credit facility would accrue interest at the higher of the 1-Month LIBOR plus 1.25% and the Overnight Federal Funds Rate plus 1.25% and would be

Notes to Financial Statements	June 30, 2016 (Unaudited)

borne by the borrowing Fund. The maximum amount allowed to be borrowed by any one Fund was the lesser of (i) 33.33% of its total assets or (ii) 20% of its net assets. The credit facility was not utilized by the Fund during the six-month period ended June 30, 2016. The revolving credit facility with State Street was terminated effective June 30, 2016.

Effective July 1, 2016, the Company and other affiliated funds (each, a “Participant” and collectively, the “Participants”) share in a $360 million revolving credit facility provided by a syndication of banks. The Participants are charged an annual commitment fee of 0.12% per annum, which is calculated based on the daily unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses and are paid by each Participant. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of the New York Fed Bank Rate plus 1%. The maximum amount allowed to be borrowed by any one Fund is the lesser of (i) 33.33% of its total assets or (ii) 20% of its net assets.

6.	Compensation and Fees Paid to Affiliates

SSGA FM, a registered investment adviser, was retained by the Company’s Board of Directors effective July 1, 2016 to act as investment adviser and administrator of the Fund. SSGA FM’s compensation for investment advisory and administrative services (“Management Fee”) is paid monthly based on the average daily net assets of the Fund at an annualized rate of 0.50%.

Prior to July 1, 2016, GEAM served as the Fund’s investment adviser and administrator and the Fund paid GEAM a Management Fee at an annualized rate of 0.50%.

Directors’ Compensation  The Fund pays no compensation to its Directors who are officers or employees of SSGA FM or its affiliates. Directors who are not such officers or employees also serve in a similar capacity for other funds advised by SSGA FM. Compensation paid to non-interested Directors are reflected on the Statement of Operations. These fees are allocated pro rata across all of the mutual fund platforms served by the Directors, including the Fund, and are based upon the relative net assets of each fund within such platforms. (For additional information about

Directors’ compensation, please refer to the Funds’ Statement of Additional Information.)

7.	Investment Transactions

Purchases and Sales of Securities  The cost of purchases and the proceeds from sales of investments, other than short-term securities, for the six-month period ended June 30, 2016, were as follows:

U.S. Government Securities
Purchases	Sales
$21,928,949	$21,033,501

Non-U.S. Government Securities
Purchases	Sales
$4,395,889	$7,149,520

8.	Income Taxes

The Fund is subject to ASC 740, Income Taxes (“ASC 740”). ASC 740 provides guidance for financial accounting and reporting for the effects of income taxes that result from an entity’s activities during the year. ASC 740 also provides guidance regarding how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. ASC 740 requires evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more likely than not” of being sustained by the applicable tax authority. There are no adjustments to the Fund’s net assets required under ASC 740. The Fund’s 2012, 2013, 2014, and 2015 fiscal year tax returns are still open to examination by the Federal and applicable state tax authorities.

At June 30, 2016, information on the tax cost of investments was as follows:

Cost of Investments for Tax Purposes	Gross Tax Appreciation	Gross Tax Depreciation	Net Tax Appreciation/ (Depreciation)
$26,832,506	$940,198	$(264,072)	$676,126

Capital loss carryovers are available to offset future realized capital gains to the extent provided in the Internal Revenue Code and regulations thereunder. To the extent that these carryover losses are used to offset future capital gains, it is probable that the gains offset will not be distributed to shareholders because they would be taxable as ordinary income.

Notes to Financial Statements	June 30, 2016 (Unaudited)

As of December 31, 2015, the Fund has capital loss carryovers as follows:

Amount
Short-Term	Long-Term	Expires
$55,665	$—	12/31/2016
7,409,447	—	12/31/2017

These amounts will be available to offset future taxable capital gains. Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future years will be required to be utilized prior to the losses incurred in pre-enactment tax years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

During the year ended December 31, 2015, the Fund utilized $28,472 of prior year capital loss carryovers.

Any qualified late-year loss is deemed to arise on the first day of the Fund’s next tax year (if the Fund elects to defer such loss). Under this regime, generally, the Fund can elect to defer any post-October capital loss and/or any late-year ordinary loss as defined by the Internal Revenue Code.

The Fund elected to defer qualified late-year losses for the year ended December 31, 2015 as follows:

Capital	Ordinary
$(26,811)	$—

The tax character of distributions paid during the years ended December 31, 2015 and December 31, 2014 were as follows:

Year	Ordinary Income	Long-Term Capital Gains	Total
2015	$644,616	$—	$644,616
2014	735,809	—	735,809

Distributions to Shareholders  The Fund declares and pays any dividends from net investment income annually. The Fund declares and pays any net realized capital gains in excess of capital loss carryforwards distributions annually. The character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from GAAP. These differences include (but are not limited to) investments in futures, straddle loss deferrals, post October loss deferrals and losses due to wash sale transactions. Reclassifications due to permanent book/tax differences are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. These reclassifications have no impact on net investment income, realized gains or losses, or the NAV of the Fund. The calculation of net investment income per share in the Financial Highlights table excludes these adjustments.

The reclassifications for the year ended December 31, 2015 were as follows:

Undistributed Net Investment Income	Accumulated Net Realized Gain (Loss)	Capital Paid In
$15,590	$(12,395)	$(3,195)

Advisory and Administrative Agreement Approval	(Unaudited)

Disclosure for the Board of Directors’ Consideration of the Approval of the New Investment Advisory and Administration Agreements with SSGA Funds Management, Inc.

At a meeting of the Board of Directors held on April 19-20, 2016 (the “Board Meeting”), the Directors, including a majority of the Independent Directors, who were present at the Board Meeting considered and unanimously approved an investment advisory and administration agreement (the “New Investment Advisory and Administration Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”) on behalf of each Fund. In considering whether to approve the New Investment Advisory and Administration Agreement, the Directors considered and discussed a substantial amount of information and analysis provided, at the Board’s request, by the Adviser and GE Asset Management Incorporated (“GEAM”).

Before approving the New Investment Advisory and Administration Agreement on behalf of each Fund, the Board reviewed the information provided with management of the Adviser and GEAM. The Board also reviewed a memorandum prepared by independent legal counsel discussing the legal standards for the consideration of the proposed New Investment Advisory and Administration Agreement, as well as other memoranda and information relevant to the legal standards and related considerations for a transaction such as the one between the Adviser and GEAM. The Independent Directors discussed the New Investment Advisory and Administration Agreement in detail during private sessions in advance of, and at, the Board Meeting with their independent legal counsel at which no representatives of the Adviser or GEAM were present. The Independent Directors and their independent legal counsel requested, and received and considered, additional information from the Adviser and GEAM prior to the Board Meeting.

Prior to and at the Board Meeting, representatives of GEAM and the Adviser explained and discussed with the Board the specific terms of the asset purchase agreement entered into on March 29, 2016 by General Electric Company (“GE”) with State Street Corporation (“SSC”) for the sale of the asset management and advisory services business conducted by GEAM, a wholly owned subsidiary of GE and the Funds’ investment adviser, and certain of its subsidiaries (the “Transaction”) and responded to questions raised by the Board. The Directors posed questions to these representatives and engaged in significant discussions. In addition, in response to their detailed requests, the Board received from the Adviser written responses to its inquiries, which included substantial exhibits and other materials related to the Adviser’s business and the services it proposes to provide to each Fund. The Directors took into account their multi-year experience as Directors and particularly their consideration of the current investment advisory and administration agreements under which GEAM provides investment advisory services to the Funds (the “Existing GEAM Agreements”) in recent years.

The Board also received materials relating to the organizational structure and business of the Adviser, including materials describing changes expected as a result of the Transaction. Various information relating to the terms of the Transaction, including the goals, interests and timetable of the Adviser, was discussed as well. The Adviser also advised that no change in investment processes is anticipated as a result of the Transaction, as all of the personnel of GEAM responsible for the daily management and operations of the Funds, including current officers of the Funds, were expected to become employees of SSGA FM or its affiliates and continue to serve in the same capacities upon the closing of the Transaction.

In approving the New Investment Advisory and Administration Agreement with the Adviser, the Directors considered those factors it deemed relevant, including the factors discussed below. In its deliberations, the Board did not identify any single factor that was dispositive and each Director may have attributed different weights to the various factors. The Directors evaluated the information provided to them by GEAM and the Adviser, as well as the presentations and discussions that occurred at the Board Meeting, for each Fund on a Fund-by-Fund basis, and their determinations were made separately in respect of each Fund.

Advisory and Administrative Agreement Approval	(Unaudited)

The material factors and conclusions that formed the basis for the Board’s determinations to approve the New Investment Advisory and Administration Agreement with the Adviser on behalf of each Fund are as discussed below.

The Nature, Extent and Quality of Services Expected to be Provided.

The Directors reviewed the services expected to be provided to the Funds by the Adviser. The Board considered the Adviser’s favorable attributes, including its substantial experience managing mutual funds, investment philosophy and discipline, experienced investment and trading personnel, systems and other resources, and favorable history and reputation. The Board also reviewed the extensive information provided by the Adviser related to its business, legal and regulatory affairs. This review considered the resources available to the Adviser to provide the services specified under the New Investment Advisory and Administration Agreement, including the supervision of the Existing Sub-Advisers. Additionally, the Board considered that it is anticipated that substantially all of the portfolio managers currently managing the Funds will be joining the Adviser as part of the Transaction.

In light of the foregoing, the Board, including the Independent Directors, concluded that the services expected to be provided by the Adviser would be satisfactory, particularly given that the same individuals who currently provide portfolio management services to the Funds as employees of GEAM are expected to continue providing such services as employees of the Adviser, benefiting the Funds by providing continuity of service following the Transaction.

Investment Performance of GEAM and the Adviser.

The Directors considered the investment performance of GEAM and the Adviser for various periods focusing on GEAM’s and the Adviser’s investment performance with respect to registered investment companies and other accounts that have investment objectives and strategies similar to that of the Funds. The Board also engaged in detailed discussions with GEAM and the Adviser about their investment processes, focusing on the number and experience of portfolio management and supporting research personnel and GEAM’s and the Adviser’s investment style and approach employed. The Board noted that the Funds’ historical performance under the Existing GEAM Agreements was relevant as the personnel providing portfolio management services would continue to provide those services under the New Investment Advisory and Administration Agreement.

Taking these factors into consideration, the Board, including the Independent Directors, concluded that each Fund’s performance was acceptable.

Cost of the Services to be Provided And Profits to be Realized From The Relationship with the Funds.

The Directors considered the proposed Management Fees that would be paid to the Adviser by the Funds, as well as the fees proposed to be paid to each of the sub-advisers by the Adviser, which will reduce the net Management Fees retained by the Adviser. Representatives of the Adviser stated that the Adviser was not able to estimate profitability in a meaningful way but expected to discuss any changes in the level of profitability with the Board during the contract renewal process. The Directors considered the renewal requirements for advisory agreements and their ability to review the Management Fees annually after the initial term of the New Investment Advisory and Administration Agreement.

Information also was presented regarding the financial condition of the Adviser for various past periods. The Directors also considered the Adviser’s statements concerning its significant investment in supporting registered investment companies.

The Extent to Which Economies of Scale Would Be Realized as the Funds Grow and Whether Fee Levels Would Reflect Such Economies of Scale.

The Directors considered the extent to which economies of scale would be realized as the Funds grow, and whether the proposed fee levels reflect these economies of scale for the benefit of Fund investors. The Directors noted that the Adviser expects its distribution plans and capabilities to provide an opportunity for the Funds to experience additional growth. The Board considered that there might be some opportunities for reductions in certain fixed operating expenses that might be enjoyed by the Funds depending on the extent to which their assets increase and determined that, to the extent in the

Advisory and Administrative Agreement Approval	(Unaudited)

future it were determined that material economies of scale had not been shared with the Funds, the Board would seek to have those economies of scale shared with the Funds.

Comparison of Services to be Rendered and Fees to be Paid.

The Board discussed the services expected to be provided to the Funds by the Adviser, and the proposed Management Fees to be charged to the Funds for those services. Representatives of the Adviser stated information regarding the fee and expense ratio for each Fund and comparative information with respect to similar products was not expected to be materially different from the information provided to the Board at its December 2015 meeting. Representatives of the Adviser noted that most of the Funds’ fees and expenses generally should remain within applicable peer group ranges, and that the Management Fee rate is not proposed to change (except for the lowered fee rate for the S&P 500 Index Fund).

In light of the foregoing, the Board, including the Independent Directors, determined that the proposed Management Fees, considered in relation to the services to be provided to the Funds, supported the Board’s approval of the New Investment Advisory and Administration Agreement.

Fall-Out Benefits.

The Board considered actual and potential financial benefits that the Adviser could derive from its relationship with the Funds, including the custody, fund accounting and sub-administration services being provided to the Funds by affiliates of the Adviser. The Board noted, however, that the affiliates of the Adviser had already been providing such services to the Funds pursuant to various services agreements that had been negotiated at arm’s-length prior to the Transaction, and that the Adviser would not derive any additional benefits from such services following the close of the Transaction.

Conclusion.

No single factor was determinative to the Board’s decision. Based on their discussion and such other matters as were deemed relevant, the Directors, including the Independent Directors, concluded that the approval of the New Investment Advisory and Administration Agreement with the Adviser was in the best interests of the Funds.

Special Meeting of Shareholders — Voting Results	(Unaudited)

On June 22, 2016, the GE Investments Funds, Inc. (the “Company”) held a special meeting of shareholders of each series portfolio of the Company (collectively, the “Funds”), including shareholders of the Income Fund (the “Fund”). Shareholders of record on April 22, 2016 were entitled to vote on the proposals. For each proposal, except Proposal 2, shareholders voted on a fund-by-fund basis. For Proposal 2, shareholders of all Funds voted together and not by Fund or share class. At the meeting, all proposals were approved by the Fund’s shareholders and the following votes were recorded:

Proposal 1:

Approval of a new investment advisory and administration agreement with SSGA Funds Management, Inc. (“SSGA FM”), pursuant to which SSGA FM will replace GE Asset Management Incorporated (“GEAM”) as investment adviser and administrator to the Funds upon consummation of the sale of the asset management and advisory services business conducted by GEAM and certain of its subsidiaries.

	No. of Shares	% of Outstanding Shares	% of Shares Present
Affirmative	2,310,724.962	96.322%	96.322%
Against	14,374.169	0.599%	0.599%
Abstain	73,864.920	3.079%	3.079%
Total	2,398,964.051	100.000%	100.000%

Proposal 2:

Approval of the election of John R. Costantino, Jeanne M. La Porta, R. Sheldon Johnson and Donna M. Rapaccioli to the Board of Directors of the Company (the “Board”).

Company votes:

	No. of Shares	% of Outstanding Shares	% of Shares Present
		Mr. John R. Costantino
Affirmative	148,179,044.354	97.652%	97.652%
Withhold	3,563,007.674	2.348%	2.348%
Total	151,742,052.028	100.000%	100.000%
		Ms. Jeanne M. La Porta
Affirmative	148,058,265.073	97.572%	97.572%
Withhold	3,683,786.955	2.428%	2.428%
Total	151,742,052.028	100.000%	100.000%
		Mr. R. Sheldon Johnson
Affirmative	148,154,711.538	97.636%	97.636%
Withhold	3,587,340.490	2.364%	2.364%
Total	151,742,052.028	100.000%	100.000%
		Ms. Donna M. Rapaccioli
Affirmative	148,234,766.100	97.689%	97.689%
Withhold	3,507,285.928	2.311%	2.311%
Total	151,742,052.028	100.000%	100.000%

Special Meeting of Shareholders — Voting Results	(Unaudited)

Fund votes:

	No. of Shares	% of Outstanding Shares	% of Shares Present
		Mr. John R. Costantino
Affirmative	2,362,540.762	98.482%	98.482%
Withhold	36,423.289	1.518%	1.518%
Total	2,398,964.051	100.000%	100.000%
		Ms. Jeanne M. La Porta
Affirmative	2,362,540.762	98.482%	98.482%
Withhold	36,423.289	1.518%	1.518%
Total	2,398,964.051	100.000%	100.000%
		Mr. R. Sheldon Johnson
Affirmative	2,358,996.906	98.334%	98.334%
Withhold	39,967.145	1.666%	1.666%
Total	2,398,964.051	100.000%	100.000%
		Ms. Donna M. Rapaccioli
Affirmative	2,337,569.790	97.441%	97.441%
Withhold	61,394.261	2.559%	2.559%
Total	2,398,964.051	100.000%	100.000%

Proposal 3:

Approval of manager-of-managers authority for SSGA FM, whereby SSGA FM may, subject to approval of the Board, enter into and materially amend investment sub-advisory agreements with unaffiliated sub-advisers for a Fund without obtaining shareholder approval in each case.

	No. of Shares	% of Outstanding Shares	% of Shares Present
Affirmative	2,305,428.376	96.101%	96.101%
Against	28,166.989	1.174%	1.174%
Abstain	65,368.686	2.725%	2.725%
Total	2,398,964.051	100.000%	100.000%

Additional Information	(Unaudited)

Information about Directors and Executive Officers:

The business and affairs of the Fund are managed under the direction of the Fund’s Board of Directors. Information pertaining to the Directors and officers of the Fund is set forth below. Matthew J. Simpson resigned as a Director of the Fund effective June 30, 2016.

Interested Directors and Executive Officers

Jeanne M. La Porta

Address  c/o SSGA FM 1600 Summer St. Stamford, CT 06905

Age  50

Position(s) Held with Fund  Director and President

Term of Office and Length of Time Served  Until successor is elected and qualified – 2 years

Principal Occupation(s) During Past 5 Years  Senior Managing Director at State Street Global Advisors since July 2016; President of GE Retirement Savings Plan Funds since July 2016; Senior Vice President and Commercial Operations Leader at GEAM from March 2014 to July 2016; President of GE Institutional Funds and GE Investments Funds, Inc. since April 2014; President and Trustee of GEAM’s UCITs Funds from March 2014 to November 2014; Senior Vice President and Commercial Administrative Officer at GEAM from April 2010 to March 2014; Vice President of GE Institutional Funds since July 2003; Vice President of Elfun Funds since October 2003; Vice President of GE Retirement Savings Plan Funds from October 2003 to July 2016; Secretary of GE Funds from July 2007 to September 2010 and Vice President from July 2007 to February 2011; Senior Vice President and Deputy General Counsel of GEAM from October 2007 to April 2010; Vice President and Assistant Secretary of Elfun Funds and GE Retirement Savings Plan Funds from July 2003 to June 2010; and Vice President and Associate General Counsel – Marketing and Client Services (formerly Asset Management Services) at GEAM from May 1997 to October 2007.

Number of Portfolios in Fund Complex Overseen by Director  22

Other Directorships Held by Director  Trustee and President of GE Institutional Funds since 2014; Trustee of Elfun Funds since 2014.

Brian Harris

Address   c/o SSGA FM State Street Financial Center One Lincoln Street Boston, MA 02111-2900

Age  43

Position(s) Held with Fund  Deputy Chief Compliance Officer

Term of Office and Length of Time Served  Until successor is elected and qualified – less than 1 year

Principal Occupation(s) During Past 5 years  Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (June 2013 - present)*; Senior Vice President and Global Head of Investment Compliance, BofA Global Capital Management (2010-2013); Director of Compliance, AARP Financial Inc. (2008-2010).

Number of Portfolios in Fund Complex Overseen by Officer  N/A

Other Directorships Held by Officer  N/A

Bruce S. Rosenberg

Address  c/o SSGA FM State Street Financial Center One Lincoln Street Boston, MA 02111-2900

Age  55

Position(s) Held with Fund  Assistant Treasurer

Term of Office and Length of Time Served  Until successor is elected and qualified – less than 1 year

Principal Occupation(s) During Past 5 years  Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 – present); Director, Credit Suisse (April 2008 – July 2015).

Number of Portfolios in Fund Complex Overseen by Officer  N/A

Other Directorships Held by Officer  N/A

Ann M. Carpenter

Address  c/o SSGA FM State Street Financial Center One Lincoln Street Boston, MA 02111-2900

Age  50

Position(s) Held with Fund  Assistant Treasurer

Term of Office and Length of Time Served  Until successor is elected and qualified – less than 1 year

Principal Occupation(s) During Past 5 years  Chief Operating Officer, SSGA Funds Management, Inc. (April 2014 – present); Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (2005 – present).*

Number of Portfolios in Fund Complex Overseen by Officer  N/A

Other Directorships Held by Officer  N/A

Chad C. Hallett

Address  c/o SSGA FM State Street Financial Center One Lincoln Street Boston, MA 02111-2900

Age  47

Position(s) Held with Fund  Assistant Treasurer

Term of Office and Length of Time Served  Until successor is elected and qualified – less than 1 year

Principal Occupation(s) During Past 5 years  Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 – present); Vice President, State Street Bank and Trust Company (2001 – November 2014).

Number of Portfolios in Fund Complex Overseen by Officer  N/A

Other Directorships Held by Officer  N/A

*	Served in various capacities and/or with various affiliated entities during noted time period.

Additional Information	(Unaudited)

JoonWon Choe

Address  c/o SSGA FM 1600 Summer St. Stamford, CT 06905

Age  46

Position(s) Held with Fund  Vice President & Secretary

Term of Office and Length of Time Served  Until successor is elected and qualified – 5 years

Principal Occupation(s) During Past 5 years  Managing Director and Managing Counsel at State Street Global Advisors since July 2016; Senior Vice President and Deputy General Counsel at GEAM from March 2011 to July 2016; Vice President and Secretary of GE Institutional Funds since September 2010; Vice President and Assistant Secretary of GE Retirement Savings Plan Funds since September 2010; Vice President and Assistant Secretary of Elfun Funds from September 2010 to July 2016; Senior Vice President and Associate General Counsel at GEAM from June 2010 to March 2011; Vice President and Associate General Counsel of GEAM from November 2005 to June 2010; and Vice President and Secretary of GE Funds from September 2010 to February 2011.

Number of Portfolios in Fund Complex Overseen by Officer  N/A

Other Directorships Held by Officer  N/A

Robert Herlihy

Address  c/o SSGA FM 1600 Summer St. Stamford, CT 06905

Age  48

Position(s) Held with Fund  Chief Compliance Officer

Term of Office and Length of Time Served  Until successor is elected and qualified – 10 years

Principal Occupation(s) During Past 5 years   Managing Director at State Street Global Advisors since July 2016; Deputy Chief Compliance Officer of Elfun Funds since July 2016; Chief Compliance Officer of GE Institutional Funds and GE Retirement Savings Plan Funds since July 2005; Chief Compliance Officer of GEAM and Elfun Funds from July 2005 to July 2016; Chief Compliance Officer of GE Funds from July 2005 to February 2011; and Manager of Fund Administration at GEAM from 2002-2005.

Number of Portfolios in Fund Complex Overseen by Officer  N/A

Other Directorships Held by Officer  N/A

Arthur A. Jensen

Address  c/o SSGA FM 1600 Summer St. Stamford, CT 06905

Age  49

Position(s) Held with Fund  Treasurer

Term of Office and Length of Time Served  Until successor is elected and qualified – 5 years

Principal Occupation(s) During Past 5 years  Vice President at State Street Global Advisors since July 2016; Deputy Treasurer of Elfun Funds since July 2016; Treasurer of GE Institutional Funds and GE Retirement Savings Plan Funds since June 2011; Treasurer of Elfun Funds from June 2011 to July 2016; Mutual Funds Controller of GEAM from April 2011 to July 2016; Senior Vice President at Citigroup from 2008 to 2010; and Vice President at JPMorgan from 2005 to 2008.

Number of Portfolios in Fund Complex Overseen by Officer  N/A

Other Directorships Held by Officer  N/A

Non-Interested Directors

John R. Costantino

Address    c/o SSGA FM 1600 Summer St. Stamford, CT 06905

Age    69

Position(s) Held with Fund    Chairman of the Board

Term of Office and Length of Time Served    Until successor is elected and qualified – 19 years

Principal Occupation(s) During Past 5 years    General Partner, NGN Capital LLC since 2006; and Managing Director, Vice President of Walden Capital Management since 1996.

Number of Portfolios in Fund Complex Overseen by Director    16

Other Directorships Held by Director    Trustee of GE Institutional Funds since 1997; Trustee of Fordham University from 1989 to 1995 and from 2001 to 2007 and Trustee Emeritus since 2007; Trustee of NeuroScience Research Institute since 1986; Trustee of GE Funds from 1993 to February 2011; Director of Artes Medical from 2006 to 2008; and Trustee of Gregorian University Foundation from 1992 to 2007.

R. Sheldon Johnson

Address    c/o SSGA FM 1600 Summer St. Stamford, CT 06905

Age    69

Positions(s) Held with Fund    Director

Term of office and Length of Time served    Until successor is elected and qualified – 5 years

Principal Occupation(s) During Past 5 years    Retired, 2006 to present; Head of Global Institutional Equity Sales and Marketing at Morgan Stanley & Co., Inc. from 2002 to 2006 and Managing Director at Morgan Stanley & Co., Inc. from 1988 to 2006.

Number of Portfolios in Fund Complex Overseen by Director    16

Other Directorships Held by Director    Trustee of GE Institutional Funds since April 2011 and Trustee of St. Lawrence University since 2003.

Donna M. Rapaccioli

Address    c/o SSGA FM 1600 Summer St. Stamford, CT 06905

Age    53

Position(s) Held with Fund    Director

Term of Office and Length of Time Served    Until successor is elected and qualified — 4 years

Principal Occupation(s) During Past 5 Years    Dean of the Gabelli School of Business since 2007 and Accounting professor since 1987 at Fordham University.

Number of Portfolios in Fund Complex Overseen by Officer    16

Other Directorships Held by Director    Trustee of GE Institutional Funds since January 2012 and Trustee of Emmanuel College since 2010.

The Statement of Additional Information for the Funds includes additional information about the Directors and Officers and is available, without charge, upon request by calling 1-800-242-0134.

Investment Team	(Unaudited)

Investment Adviser and Administrator

SSGA Funds Management, Inc.

Board of Directors

John R. Costantino, Chairman

R. Sheldon Johnson

Jeanne M. La Porta

Donna M. Rapaccioli

Secretary

JoonWon Choe

Assistant Secretary

Michelle Matzelle

Treasurer

Arthur A. Jensen

Assistant Treasurers

Bruce S. Rosenberg

Ann M. Carpenter

Chad C. Hallett

Distributor

State Street Global Markets, LLC

Member FINRA and SIPC

Custodian

State Street Bank & Trust Company

Investment Adviser

SSGA Funds Management, Inc.

1600 Summer Street

Stamford, CT 06905

or at:

P.O. Box 7900

Stamford, CT 06904-7900

Distributor

State Street Global Markets, LLC

Member FINRA and SIPC

State Street Financial Center

One Lincoln Street

Boston, MA 02111

www.geam.com

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 1-800-242-0134; (ii) on the Fund’s website at http://www.geam.com; and (iii) on the Commission’s website at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC – information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at http://www.geam.com; and (ii) on the Commission’s website at http://www.sec.gov.

Item 2.	Code of Ethics.

Applicable only to an annual filing.

Item 3.	Audit Committee Financial Expert.

Applicable only to an annual filing.

Item 4.	Principal Accountant Fees and Services.

Applicable only to an annual filing.

Item 5.	Audit Committee of Listed Registrants.

Applicable only to Closed-End Management Investment Companies.

Item 6.	Schedule of Investments.

(a) The Schedule of Investments as of the close of the reporting period for the Total Return Fund is listed below. The Schedules of Investments as of the close of the reporting period for the U.S. Equity Fund, S&P 500 Index Fund, Premier Growth Fund, Core Value Equity Fund, Small-Cap Equity Fund, Income Fund, and the Real Estate Securities Fund and a Summary Schedule of Investments for the Total Return Fund are included as part of the Report to Shareholders filed under Item 1 of this Form N-CSR.

Total Return Fund

Schedule of Investments June 30, 2016 (Unaudited)

	Number of Shares	Fair Value
Domestic Equity—37.4% †
Common Stock—37.4%

Advertising—0.1%
MDC Partners Inc., Class A	1,531	$28,002
National CineMedia Inc.	1,796	27,802
Omnicom Group Inc.	10,908	888,893
The Interpublic Group of Companies Inc.	19,043	439,893
		1,384,590

Aerospace & Defense—1.0%
AAR Corp.	1,018	23,760
Aerojet Rocketdyne Holdings Inc.	1,828	33,416	(a)
Aerovironment Inc.	587	16,319	(a)
American Science & Engineering Inc.	217	8,118
Astronics Corp.	577	19,191	(a)
B/E Aerospace Inc.	1,457	67,277
Cubic Corp.	752	30,200
Curtiss-Wright Corp.	1,958	164,961
DigitalGlobe Inc.	1,858	39,743	(a)
Ducommun Inc.	342	6,765	(a)
Engility Holdings Inc.	555	11,722	(a)
Esterline Technologies Corp.	1,304	80,900	(a)
General Dynamics Corp.	13,149	1,830,867
Honeywell International Inc.	35,035	4,075,271
Huntington Ingalls Industries Inc.	672	112,916
KLX Inc.	2,323	72,013	(a)
Kratos Defense & Security Solutions Inc.	1,412	5,789	(a)
L-3 Communications Holdings Inc.	3,434	503,733
Lockheed Martin Corp.	12,069	2,995,164
Mercury Systems Inc.	1,167	29,012	(a)
Moog Inc., Class A	955	51,494	(a)
National Presto Industries Inc.	143	13,492
Northrop Grumman Corp.	8,280	1,840,478
Orbital ATK Inc.	840	71,518
Raytheon Co.	13,683	1,860,204
Rockwell Collins Inc.	6,160	524,462
Sparton Corp.	303	6,596	(a)
TASER International Inc.	1,555	38,688	(a)
Teledyne Technologies Inc.	1,515	150,061	(a)
Textron Inc.	12,825	468,882
The Boeing Co.	27,556	3,578,698
The KEYW Holding Corp.	1,041	10,348	(a)
TransDigm Group Inc.	2,467	650,523	(a)
Triumph Group Inc.	2,174	77,177
United Technologies Corp.	36,022	3,694,056
Vectrus Inc.	333	9,487	(a)
		23,173,301

Agricultural & Farm Machinery—0.1%
AGCO Corp.	1,014	47,790
Deere & Co.	13,679	1,108,546
Lindsay Corp.	324	21,987
The Toro Co.	786	69,325
Titan International Inc.	1,287	7,979
		1,255,627

Agricultural Products—0.1%
Alico Inc.	118	3,570
Archer-Daniels-Midland Co.	27,134	1,163,777
Darling Ingredients Inc.	4,901	73,025	(a)
Fresh Del Monte Produce Inc.	980	53,341
Ingredion Inc.	1,025	132,645
Limoneira Co.	355	6,255
		1,432,613

Air Freight & Logistics—0.3%
Air Transport Services Group Inc.	1,530	19,829	(a)
Atlas Air Worldwide Holdings Inc.	728	30,154	(a)
CH Robinson Worldwide Inc.	6,780	503,415
Echo Global Logistics Inc.	858	19,236	(a)
Expeditors International of Washington Inc.	8,050	394,772
FedEx Corp.	11,429	1,734,694
Forward Air Corp.	904	40,255
Hub Group Inc., Class A	996	38,216	(a)
Park-Ohio Holdings Corp.	262	7,409
Radiant Logistics Inc.	889	2,667	(a)
United Parcel Service Inc., Class B	31,676	3,412,139
XPO Logistics Inc.	2,918	76,627	(a)
		6,279,413

Airlines—0.2%
Alaska Air Group Inc.	5,727	333,827
Allegiant Travel Co.	396	59,994
American Airlines Group Inc.	26,425	748,092
Delta Air Lines Inc.	35,647	1,298,620
Hawaiian Holdings Inc.	1,572	59,673	(a)
JetBlue Airways Corp.	4,581	75,861	(a)
SkyWest Inc.	1,497	39,611
Southwest Airlines Co.	29,205	1,145,128
United Continental Holdings Inc.	15,329	629,102	(a)
Virgin America Inc.	577	32,433	(a)
		4,422,341

Airport Services—0.0% *
Wesco Aircraft Holdings Inc.	1,643	22,049	(a)

Alternative Carriers—0.0% *
8x8 Inc.	2,638	38,541	(a)
Cogent Communications Holdings Inc.	1,244	49,835
Globalstar Inc.	11,125	13,461	(a)
Inteliquent Inc.	954	18,975
Iridium Communications Inc.	2,346	20,832	(a)
Level 3 Communications Inc.	13,524	696,351	(a)

Lumos Networks Corp.	578	6,994	(a)
ORBCOMM Inc.	1,923	19,134	(a)
pdvWireless Inc.	292	6,246	(a)
Straight Path Communications Inc., Class B	291	8,052	(a)
Vonage Holdings Corp.	5,693	34,727	(a)
		913,148

Aluminum—0.0% *
Alcoa Inc.	61,397	569,150
Century Aluminum Co.	1,476	9,343	(a)
Kaiser Aluminum Corp.	496	44,843
Real Industry Inc.	759	5,898	(a)
		629,234

Apparel Retail—0.2%
Abercrombie & Fitch Co., Class A	2,988	53,216
American Eagle Outfitters Inc.	7,369	117,388
Ascena Retail Group Inc.	7,578	52,970	(a)
Boot Barn Holdings Inc.	370	3,189	(a)
Caleres Inc.	1,268	30,698
Chico’s FAS Inc.	5,827	62,407
Citi Trends Inc.	462	7,175
Destination XL Group Inc.	1,072	4,899	(a)
DSW Inc.	2,010	42,572
Express Inc.	2,170	31,487	(a)
Foot Locker Inc.	6,465	354,670
Francesca’s Holdings Corp.	1,222	13,503	(a)
Genesco Inc.	615	39,551	(a)
Guess? Inc.	2,711	40,801
L Brands Inc.	11,549	775,284
Ross Stores Inc.	18,336	1,039,468
Shoe Carnival Inc.	452	11,327
Stage Stores Inc.	764	3,728
Stein Mart Inc.	861	6,647
Tailored Brands Inc.	1,383	17,509
The Buckle Inc.	854	22,196
The Cato Corp., Class A	764	28,818
The Children’s Place Inc.	561	44,981
The Finish Line Inc., Class A	1,254	25,318
The Gap Inc.	10,688	226,799
The TJX Companies Inc.	30,575	2,361,307
Tilly’s Inc., Class A	378	2,189	(a)
Urban Outfitters Inc.	4,069	111,898	(a)
Zumiez Inc.	573	8,200	(a)
		5,540,195

Apparel, Accessories & Luxury Goods—0.2%
Carter’s Inc.	726	77,297
Coach Inc.	13,000	529,620
Columbia Sportswear Co.	806	46,377
Delta Apparel Inc.	210	4,736	(a)
Fossil Group Inc.	1,837	52,410	(a)
G-III Apparel Group Ltd.	1,283	58,659	(a)
Hanesbrands Inc.	16,562	416,203
Iconix Brand Group Inc.	1,267	8,565	(a)
Kate Spade & Co.	1,829	37,696	(a)
Movado Group Inc.	480	10,406

Oxford Industries Inc.	453	25,649
Perry Ellis International Inc.	375	7,545	(a)
PVH Corp.	3,835	361,372
Ralph Lauren Corp.	2,757	247,082
Sequential Brands Group Inc.	1,162	9,273	(a)
Superior Uniform Group Inc.	226	4,314
Tumi Holdings Inc.	1,687	45,110	(a)
Under Armour Inc., Class A	8,646	346,964	(a)
Under Armour Inc., Class C	8,707	316,948	(a)
Vera Bradley Inc.	597	8,460	(a)
VF Corp.	15,316	941,781
Vince Holding Corp.	634	3,474	(a)
		3,559,941

Application Software—0.4%
ACI Worldwide Inc.	5,151	100,496	(a)
Adobe Systems Inc.	23,205	2,222,807	(a)
American Software Inc., Class A	776	8,132
ANSYS Inc.	1,258	114,163	(a)
Aspen Technology Inc.	2,494	100,359	(a)
Autodesk Inc.	10,099	546,760	(a)
Blackbaud Inc.	1,413	95,943
Bottomline Technologies Inc.	1,176	25,319	(a)
BroadSoft Inc.	879	36,065	(a)
Cadence Design Systems Inc.	4,305	104,611	(a)
Callidus Software Inc.	1,661	33,187	(a)
CDK Global Inc.	2,216	122,966
Citrix Systems Inc.	7,209	577,369	(a)
Digimarc Corp.	236	7,543	(a)
Ebix Inc.	754	36,117
Ellie Mae Inc.	882	80,835	(a)
EnerNOC Inc.	801	5,062	(a)
EPIQ Systems Inc.	706	10,308
Exa Corp.	404	5,838	(a)
Fair Isaac Corp.	1,375	155,389
Glu Mobile Inc.	3,062	6,736	(a)
Guidance Software Inc.	588	3,640	(a)
HubSpot Inc.	864	37,515	(a)
Interactive Intelligence Group Inc.	521	21,356	(a)
Intuit Inc.	11,743	1,310,636
Jive Software Inc.	1,680	6,317	(a)
Manhattan Associates Inc.	1,044	66,952	(a)
Mentor Graphics Corp.	4,614	98,094
MicroStrategy Inc., Class A	284	49,706	(a)
Mitek Systems Inc.	877	6,235	(a)
MobileIron Inc.	1,194	3,642	(a)
Model N Inc.	658	8,784	(a)
Monotype Imaging Holdings Inc.	1,209	29,778
Park City Group Inc.	323	2,897	(a)
Paycom Software Inc.	1,316	56,864	(a)
Paylocity Holding Corp.	644	27,821	(a)
Pegasystems Inc.	1,078	29,052
PROS Holdings Inc.	710	12,375	(a)
PTC Inc.	1,639	61,594	(a)
QAD Inc., Class A	314	6,051
Qlik Technologies Inc.	2,802	82,883	(a)
RealPage Inc.	1,613	36,018	(a)

RingCentral Inc., Class A	1,749	34,490	(a)
salesforce.com Inc.	29,302	2,326,872	(a)
Silver Spring Networks Inc.	1,126	13,681	(a)
Synchronoss Technologies Inc.	1,232	39,251	(a)
Synopsys Inc.	2,163	116,975	(a)
Tangoe Inc.	830	6,408	(a)
Telenav Inc.	848	4,325	(a)
The Ultimate Software Group Inc.	411	86,429	(a)
TiVo Inc.	2,797	27,690	(a)
Tyler Technologies Inc.	470	78,354	(a)
Verint Systems Inc.	1,853	61,390	(a)
VirnetX Holding Corp.	1,332	5,328	(a)
Workiva Inc.	649	8,865	(a)
Xura Inc.	709	17,321	(a)
Zendesk Inc.	2,424	63,945	(a)
Zix Corp.	1,800	6,750	(a)
		9,252,289

Asset Management & Custody Banks—0.4%
Affiliated Managers Group Inc.	2,533	356,570	(a)
Ameriprise Financial Inc.	7,649	687,263
Arlington Asset Investment Corp., Class A	698	9,081
Associated Capital Group Inc., Class A	136	3,900
BlackRock Inc.	5,809	1,989,757
Calamos Asset Management Inc., Class A	556	4,064
Cohen & Steers Inc.	624	25,235
Diamond Hill Investment Group Inc.	90	16,958
Eaton Vance Corp.	1,643	58,064
Federated Investors Inc., Class B	1,345	38,709
Fifth Street Asset Management Inc.	191	772
Financial Engines Inc.	1,593	41,211
Franklin Resources Inc.	16,950	565,621
GAMCO Investors Inc., Class A	137	4,489
Hennessy Advisors Inc.	87	2,912
Invesco Ltd.	18,764	479,233
Janus Capital Group Inc.	6,388	88,921
Legg Mason Inc.	4,985	147,008
Manning & Napier Inc.	423	4,018
Medley Management Inc., Class A	167	982
Northern Trust Corp.	9,759	646,631
Pzena Investment Management Inc., Class A	399	3,036
Safeguard Scientifics Inc.	591	7,382	(a)
SEI Investments Co.	1,944	93,526
Silvercrest Asset Management Group Inc., Class A	195	2,387
State Street Corp.	18,255	984,310	(b)
T Rowe Price Group Inc.	11,365	829,304
The Bank of New York Mellon Corp.	49,326	1,916,315
Virtus Investment Partners Inc.	196	13,951
Waddell & Reed Financial Inc., Class A	1,161	19,992
Westwood Holdings Group Inc.	244	12,639
WisdomTree Investments Inc.	4,924	48,206
		9,102,447

Auto Parts & Equipment—0.1%
American Axle & Manufacturing Holdings Inc.	2,289	33,145	(a)
BorgWarner Inc.	9,669	285,429

Cooper-Standard Holding Inc.	444	35,071	(a)
Dana Holding Corp.	6,596	69,654
Dorman Products Inc.	779	44,559	(a)
Drew Industries Inc.	705	59,812
Federal-Mogul Holdings Corp.	938	7,795	(a)
Fox Factory Holding Corp.	660	11,464	(a)
Gentex Corp.	4,137	63,917
Gentherm Inc.	1,087	37,230	(a)
Horizon Global Corp.	563	6,390	(a)
Johnson Controls Inc.	29,534	1,307,175
Metaldyne Performance Group Inc.	443	6,091
Modine Manufacturing Co.	1,333	11,730	(a)
Motorcar Parts of America Inc.	538	14,623	(a)
Spartan Motors Inc.	953	5,966
Standard Motor Products Inc.	638	25,380
Stoneridge Inc.	779	11,638	(a)
Strattec Security Corp.	108	4,403
Superior Industries International Inc.	746	19,978
Tenneco Inc.	1,682	78,398	(a)
Tower International Inc.	637	13,109
Unique Fabricating Inc.	182	2,437
Workhorse Group Inc.	331	2,267	(a)
		2,157,661

Automobile Manufacturers—0.2%
Ford Motor Co.	178,382	2,242,262
General Motors Co.	64,295	1,819,548
Thor Industries Inc.	650	42,081
Winnebago Industries Inc.	814	18,657
		4,122,548

Automotive Retail—0.2%
Advance Auto Parts Inc.	3,433	554,876
America’s Car-Mart Inc.	253	7,145	(a)
Asbury Automotive Group Inc.	597	31,486	(a)
AutoNation Inc.	3,567	167,577	(a)
AutoZone Inc.	1,383	1,097,881	(a)
CarMax Inc.	9,160	449,115	(a)
CST Brands Inc.	1,084	46,699
Group 1 Automotive Inc.	621	30,652
Lithia Motors Inc., Class A	709	50,388
Monro Muffler Brake Inc.	932	59,238
Murphy USA Inc.	525	38,934	(a)
O’Reilly Automotive Inc.	4,447	1,205,582	(a)
Sonic Automotive Inc., Class A	855	14,629
		3,754,202

Biotechnology—1.1%
AbbVie Inc.	74,621	4,619,786
Acceleron Pharma Inc.	818	27,796	(a)
Achillion Pharmaceuticals Inc.	3,493	27,245	(a)
Acorda Therapeutics Inc.	1,285	32,774	(a)
Adamas Pharmaceuticals Inc.	492	7,449	(a)
Aduro Biotech Inc.	1,045	11,819	(a)
Advaxis Inc.	910	7,362	(a)
Adverum Biotechnologies Inc.	606	1,915	(a)
Agenus Inc.	2,305	9,335	(a)
Aimmune Therapeutics Inc.	775	8,386	(a)

Akebia Therapeutics Inc.	1,056	7,899	(a)
Alder Biopharmaceuticals Inc.	1,397	34,883	(a)
Alexion Pharmaceuticals Inc.	10,330	1,206,131	(a)
AMAG Pharmaceuticals Inc.	1,001	23,944	(a)
Amgen Inc.	34,564	5,258,913
Amicus Therapeutics Inc.	3,778	20,628	(a)
Anavex Life Sciences Corp.	981	5,994	(a)
Anthera Pharmaceuticals Inc.	1,162	3,591	(a)
Applied Genetic Technologies Corp.	374	5,285	(a)
Ardelyx Inc.	595	5,194	(a)
Arena Pharmaceuticals Inc.	7,311	12,502	(a)
Argos Therapeutics Inc.	301	1,845	(a)
ARIAD Pharmaceuticals Inc.	5,278	39,004	(a)
Array BioPharma Inc.	4,265	15,183	(a)
Arrowhead Pharmaceuticals Inc.	1,782	9,480	(a)
Asterias Biotherapeutics Inc.	635	1,524	(a)
Atara Biotherapeutics Inc.	689	15,509	(a)
Athersys Inc.	2,224	4,826	(a)
Avexis Inc.	132	5,019	(a)
Bellicum Pharmaceuticals Inc.	614	7,957	(a)
BioCryst Pharmaceuticals Inc.	2,192	6,225	(a)
Biogen Inc.	10,039	2,427,631	(a)
BioSpecifics Technologies Corp.	153	6,111	(a)
BioTime Inc.	1,616	4,218	(a)
Bluebird Bio Inc.	1,103	47,749	(a)
Blueprint Medicines Corp.	592	11,988	(a)
Cara Therapeutics Inc.	564	2,713	(a)
Celator Pharmaceuticals Inc.	975	29,425	(a)
Celgene Corp.	35,546	3,505,902	(a)
Celldex Therapeutics Inc.	2,820	12,380	(a)
Cellular Biomedicine Group Inc.	368	4,412	(a)
Cepheid	2,166	66,604	(a)
ChemoCentryx Inc.	632	2,838	(a)
Chimerix Inc.	1,371	5,388	(a)
Cidara Therapeutics Inc.	304	3,134	(a)
Clovis Oncology Inc.	938	12,869	(a)
Coherus Biosciences Inc.	875	14,779	(a)
Concert Pharmaceuticals Inc.	478	5,368	(a)
Corvus Pharmaceuticals Inc.	90	1,283	(a)
Curis Inc.	3,443	5,371	(a)
Cytokinetics Inc.	1,058	10,040	(a)
CytomX Therapeutics Inc.	594	6,068	(a)
CytRx Corp.	1,937	4,320	(a)
Dimension Therapeutics Inc.	342	2,052	(a)
Dyax Corp.	4,362	4,842	(a,c)
Dynavax Technologies Corp.	1,153	16,811	(a)
Eagle Pharmaceuticals Inc.	243	9,426	(a)
Edge Therapeutics Inc.	470	4,752	(a)
Editas Medicine Inc.	202	4,929	(a)
Eiger BioPharmaceuticals Inc.	96	1,903	(a)
Emergent BioSolutions Inc.	974	27,389	(a)
Enanta Pharmaceuticals Inc.	484	10,672	(a)
Epizyme Inc.	1,194	12,227	(a)
Esperion Therapeutics Inc.	451	4,456	(a)
Exact Sciences Corp.	2,871	35,170	(a)
Exelixis Inc.	6,784	52,983	(a)

FibroGen Inc.	1,559	25,583	(a)
Five Prime Therapeutics Inc.	807	33,369	(a)
Flexion Therapeutics Inc.	546	8,171	(a)
Fortress Biotech Inc.	962	2,588	(a)
Foundation Medicine Inc.	353	6,587	(a)
Galena Biopharma Inc.	5,441	2,536	(a)
Genomic Health Inc.	564	14,605	(a)
Geron Corp.	4,772	12,789	(a)
Gilead Sciences Inc.	61,425	5,124,073
Global Blood Therapeutics Inc.	415	6,885	(a)
GlycoMimetics Inc.	288	2,094	(a)
Halozyme Therapeutics Inc.	3,243	27,987	(a)
Heron Therapeutics Inc.	944	17,039	(a)
Idera Pharmaceuticals Inc.	2,527	3,866	(a)
Ignyta Inc.	859	4,656	(a)
Immune Design Corp.	350	2,856	(a)
ImmunoGen Inc.	2,460	7,577	(a)
Immunomedics Inc.	2,622	6,083	(a)
Infinity Pharmaceuticals Inc.	1,468	1,952	(a)
Inotek Pharmaceuticals Corp.	510	3,794	(a)
Inovio Pharmaceuticals Inc.	1,984	18,332	(a)
Insmed Inc.	1,848	18,221	(a)
Insys Therapeutics Inc.	713	9,226	(a)
Intellia Therapeutics Inc.	207	4,419	(a)
Invitae Corp.	654	4,833	(a)
Ironwood Pharmaceuticals Inc.	3,852	50,365	(a)
Karyopharm Therapeutics Inc.	692	4,643	(a)
Keryx Biopharmaceuticals Inc.	2,358	15,610	(a)
Kite Pharma Inc.	1,171	58,550	(a)
La Jolla Pharmaceutical Co.	395	6,320	(a)
Lexicon Pharmaceuticals Inc.	1,261	18,095	(a)
Ligand Pharmaceuticals Inc., Class B	570	67,984	(a)
Lion Biotechnologies Inc.	1,334	10,805	(a)
Loxo Oncology Inc.	399	9,249	(a)
MacroGenics Inc.	934	25,209	(a)
MannKind Corp.	9,535	11,061	(a)
Medgenics Inc.	756	4,196	(a)
MediciNova Inc.	871	6,576	(a)
Merrimack Pharmaceuticals Inc.	3,628	19,555	(a)
MiMedx Group Inc.	3,138	25,041	(a)
Minerva Neurosciences Inc.	475	4,850	(a)
Mirati Therapeutics Inc.	328	1,791	(a)
Momenta Pharmaceuticals Inc.	1,926	20,801	(a)
Myriad Genetics Inc.	2,031	62,149	(a)
NantKwest Inc.	474	2,948	(a)
Natera Inc.	769	9,278	(a)
NewLink Genetics Corp.	629	7,083	(a)
Novavax Inc.	8,046	58,494	(a)
OncoMed Pharmaceuticals Inc.	525	6,463	(a)
Ophthotech Corp.	911	46,488	(a)
Organovo Holdings Inc.	2,686	9,992	(a)
Osiris Therapeutics Inc.	570	2,901	(a)
Otonomy Inc.	709	11,259	(a)
OvaScience Inc.	910	4,741	(a)

PDL BioPharma Inc.	4,660	14,632
Pfenex Inc.	506	4,235	(a)
PharmAthene Inc.	1,836	4,480	(a)
Portola Pharmaceuticals Inc.	1,469	34,668	(a)
Progenics Pharmaceuticals Inc.	2,099	8,858	(a)
Proteostasis Therapeutics Inc.	183	2,220	(a)
PTC Therapeutics Inc.	1,024	7,188	(a)
Puma Biotechnology Inc.	735	21,896	(a)
Radius Health Inc.	933	34,288	(a)
Raptor Pharmaceutical Corp.	2,432	13,060	(a)
Regeneron Pharmaceuticals Inc.	3,582	1,250,942	(a)
REGENXBIO Inc.	589	4,712	(a)
Regulus Therapeutics Inc.	1,133	3,274	(a)
Repligen Corp.	1,006	27,524	(a)
Retrophin Inc.	1,079	19,217	(a)
Rigel Pharmaceuticals Inc.	2,675	5,965	(a)
Sage Therapeutics Inc.	788	23,742	(a)
Sangamo Biosciences Inc.	2,100	12,159	(a)
Sarepta Therapeutics Inc.	1,280	24,410	(a)
Seres Therapeutics Inc.	530	15,396	(a)
Sorrento Therapeutics Inc.	853	4,777	(a)
Spark Therapeutics Inc.	511	26,127	(a)
Spectrum Pharmaceuticals Inc.	2,008	13,193	(a)
Stemline Therapeutics Inc.	472	3,195	(a)
Syndax Pharmaceuticals Inc.	130	1,281	(a)
Synergy Pharmaceuticals Inc.	5,389	20,478	(a)
Synthetic Biologics Inc.	2,202	3,964	(a)
T2 Biosystems Inc.	412	3,251	(a)
TESARO Inc.	732	61,525	(a)
TG Therapeutics Inc.	1,063	6,442	(a)
Tobira Therapeutics Inc.	249	3,127	(a)
Tokai Pharmaceuticals Inc.	293	1,614	(a)
Trevena Inc.	1,323	8,335	(a)
Trovagene Inc.	839	3,801	(a)
Ultragenyx Pharmaceutical Inc.	1,077	52,676	(a)
United Therapeutics Corp.	637	67,471	(a)
Vanda Pharmaceuticals Inc.	1,099	12,298	(a)
Versartis Inc.	798	8,826	(a)
Vertex Pharmaceuticals Inc.	11,542	992,843	(a)
Vitae Pharmaceuticals Inc.	777	8,384	(a)
Vital Therapies Inc.	644	3,993	(a)
Voyager Therapeutics Inc.	342	3,759	(a)
vTv Therapeutics Inc., Class A	106	615	(a)
Xencor Inc.	956	18,154	(a)
Zafgen Inc.	656	3,929	(a)
ZIOPHARM Oncology Inc.	3,614	19,841	(a)
		26,662,989

Brewers—0.0% *
Craft Brew Alliance Inc.	340	3,917	(a)
Molson Coors Brewing Co., Class B	8,369	846,357
The Boston Beer Company Inc., Class A	401	68,583	(a)
		918,857

Broadcasting—0.1%
CBS Corp., Class B	19,171	1,043,669
Discovery Communications Inc., Class A	6,445	162,607	(a)

Discovery Communications Inc., Class C	10,917	260,371	(a)
Entercom Communications Corp., Class A	779	10,571
Entravision Communications Corp., Class A	1,910	12,835
Gray Television Inc.	1,913	20,756	(a)
Hemisphere Media Group Inc.	206	2,431	(a)
Media General Inc.	3,259	56,022	(a)
Nexstar Broadcasting Group Inc., Class A	894	42,537
Radio One Inc., Class D	704	2,246	(a)
Saga Communications Inc., Class A	110	4,350
Salem Media Group Inc.	317	2,289
Scripps Networks Interactive Inc., Class A	4,504	280,464
Sinclair Broadcast Group Inc., Class A	1,980	59,123
TEGNA Inc.	10,390	240,736
The EW Scripps Co., Class A	1,773	28,084	(a)
Townsquare Media Inc., Class A	207	1,633	(a)
		2,230,724

Building Products—0.1%
AAON Inc.	1,187	32,654
Advanced Drainage Systems Inc.	1,036	28,355
American Woodmark Corp.	414	27,481	(a)
AO Smith Corp.	1,063	93,661
Apogee Enterprises Inc.	850	39,398
Armstrong Flooring Inc.	692	11,729	(a)
Builders FirstSource Inc.	2,499	28,114	(a)
Continental Building Products Inc.	1,049	23,319	(a)
CSW Industrials Inc.	426	13,892	(a)
Fortune Brands Home & Security Inc.	7,069	409,790
Gibraltar Industries Inc.	942	29,739	(a)
Griffon Corp.	918	15,478
Insteel Industries Inc.	550	15,725
Lennox International Inc.	555	79,143
Masco Corp.	15,768	487,862
Masonite International Corp.	907	59,989	(a)
NCI Building Systems Inc.	807	12,904	(a)
Nortek Inc.	292	17,319	(a)
Patrick Industries Inc.	435	26,226	(a)
PGT Inc.	1,436	14,791	(a)
Ply Gem Holdings Inc.	674	9,820	(a)
Quanex Building Products Corp.	1,016	18,887
Simpson Manufacturing Company Inc.	1,230	49,163
Trex Company Inc.	888	39,889	(a)
Universal Forest Products Inc.	589	54,594
		1,639,922

Cable & Satellite—0.3%
AMC Networks Inc., Class A	871	52,626	(a)
Cable One Inc.	63	32,219
Comcast Corp., Class A	111,182	7,247,954
Loral Space & Communications Inc.	395	13,932	(a)
MSG Networks Inc., Class A	1,774	27,213	(a)
		7,373,944

Casinos & Gaming—0.0% *
Boyd Gaming Corp.	2,466	45,374	(a)
Caesars Acquisition Co., Class A	1,389	15,585	(a)
Caesars Entertainment Corp.	1,682	12,935	(a)

Century Casinos Inc.	607	3,782	(a)
Churchill Downs Inc.	576	72,783
Eldorado Resorts Inc.	863	13,113	(a)
Empire Resorts Inc.	100	1,580	(a)
Golden Entertainment Inc.	306	3,577
Isle of Capri Casinos Inc.	743	13,612	(a)
Monarch Casino & Resort Inc.	301	6,613	(a)
Penn National Gaming Inc.	2,293	31,987	(a)
Pinnacle Entertainment Inc.	1,774	19,656	(a)
Red Rock Resorts Inc., Class A	895	19,672	(a)
Scientific Games Corp., Class A	1,513	13,904	(a)
Wynn Resorts Ltd.	3,759	340,716
		614,889

Catalog Retail—0.0% *
Gaiam Inc., Class A	385	2,980	(a)
HSN Inc.	1,402	68,600
		71,580

Coal & Consumable Fuels—0.0% *
CONSOL Energy Inc.	3,266	52,550
Westmoreland Coal Co.	551	5,245	(a)
		57,795

Commercial Printing—0.0% *
Brady Corp., Class A	1,382	42,234
Deluxe Corp.	2,170	144,023
Ennis Inc.	768	14,730
InnerWorkings Inc.	1,132	9,362	(a)
Multi-Color Corp.	408	25,867
Quad/Graphics Inc.	873	20,332
RR Donnelley & Sons Co.	2,988	50,557
		307,105

Commodity Chemicals—0.1%
Axiall Corp.	2,113	68,905
Cabot Corp.	888	40,546
Calgon Carbon Corp.	1,526	20,067
Hawkins Inc.	288	12,502
Koppers Holdings Inc.	613	18,837	(a)
Kronos Worldwide Inc.	653	3,428
LyondellBasell Industries N.V., Class A	15,780	1,174,348
Olin Corp.	7,287	181,009
Trecora Resources	600	6,258	(a)
Tredegar Corp.	749	12,074
Trinseo S.A.	860	36,920	(a)
Tronox Ltd., Class A	1,911	8,428
		1,583,322

Communications Equipment—0.4%
ADTRAN Inc.	1,453	27,098
Aerohive Networks Inc.	712	4,713	(a)
Applied Optoelectronics Inc.	500	5,575	(a)
Bel Fuse Inc., Class B	315	5,601
Black Box Corp.	463	6,056
Brocade Communications Systems Inc.	6,679	61,313
CalAmp Corp.	1,039	15,388	(a)

Calix Inc.	1,251	8,644	(a)
Ciena Corp.	5,942	111,412	(a)
Cisco Systems Inc.	232,242	6,663,023
Clearfield Inc.	352	6,297	(a)
Comtech Telecommunications Corp.	492	6,317
Digi International Inc.	760	8,155	(a)
EMCORE Corp.	471	2,798	(a)
Extreme Networks Inc.	3,064	10,387	(a)
F5 Networks Inc.	3,012	342,886	(a)
Finisar Corp.	3,205	56,120	(a)
Harmonic Inc.	1,997	5,691	(a)
Harris Corp.	5,831	486,539
Infinera Corp.	4,188	47,241	(a)
InterDigital Inc.	1,552	86,415
Ixia	1,901	18,668	(a)
Juniper Networks Inc.	16,619	373,761
KVH Industries Inc.	495	3,812	(a)
Lumentum Holdings Inc.	1,505	36,421	(a)
Motorola Solutions Inc.	7,131	470,432
NETGEAR Inc.	968	46,019	(a)
NetScout Systems Inc.	4,206	93,584	(a)
Oclaro Inc.	2,766	13,498	(a)
Plantronics Inc.	1,467	64,548
Polycom Inc.	5,972	67,185	(a)
ShoreTel Inc.	1,911	12,785	(a)
Sonus Networks Inc.	1,512	13,139	(a)
Ubiquiti Networks Inc.	777	30,039	(a)
ViaSat Inc.	1,967	140,444	(a)
Viavi Solutions Inc.	6,984	46,304	(a)
		9,398,308

Computer & Electronics Retail—0.0% *
Best Buy Company Inc.	12,468	381,521
Conn’s Inc.	680	5,114	(a)
GameStop Corp., Class A	1,500	39,870
Rent-A-Center Inc.	1,520	18,665
		445,170

Construction & Engineering—0.1%
AECOM	2,177	69,163	(a)
Aegion Corp.	1,043	20,349	(a)
Ameresco Inc., Class A	605	2,644	(a)
Argan Inc.	399	16,646
Comfort Systems USA Inc.	1,092	35,567
Dycom Industries Inc.	923	82,849	(a)
EMCOR Group Inc.	2,676	131,820
Fluor Corp.	6,637	327,071
Granite Construction Inc.	1,738	79,166
Great Lakes Dredge & Dock Corp.	1,832	7,988	(a)
HC2 Holdings Inc.	868	3,732	(a)
IES Holdings Inc.	228	2,832	(a)
Jacobs Engineering Group Inc.	5,712	284,515	(a)
KBR Inc.	2,035	26,943
Layne Christensen Co.	509	4,123	(a)
MasTec Inc.	1,947	43,457	(a)
MYR Group Inc.	510	12,281	(a)
NV5 Global Inc.	219	6,228	(a)

Orion Group Holdings Inc.	875	4,646	(a)
Primoris Services Corp.	1,198	22,678
Quanta Services Inc.	7,352	169,978	(a)
Tutor Perini Corp.	1,124	26,470	(a)
Valmont Industries Inc.	327	44,233
		1,425,379

Construction Machinery & Heavy Trucks—0.2%
Alamo Group Inc.	289	19,065
American Railcar Industries Inc.	253	9,986
Astec Industries Inc.	575	32,286
Blue Bird Corp.	152	1,809	(a)
Caterpillar Inc.	26,624	2,018,365
Cummins Inc.	7,344	825,759
Douglas Dynamics Inc.	665	17,111
Federal Signal Corp.	1,813	23,351
FreightCar America Inc.	369	5,185
Joy Global Inc.	4,316	91,240
Meritor Inc.	2,641	19,015	(a)
Miller Industries Inc.	326	6,712
Navistar International Corp.	1,474	17,231	(a)
Oshkosh Corp.	1,045	49,857
PACCAR Inc.	16,033	831,632
Supreme Industries Inc., Class A	381	5,220
Terex Corp.	1,557	31,623
The Greenbrier Companies Inc.	806	23,479
The Manitowoc Company Inc.	3,773	20,563
Trinity Industries Inc.	2,169	40,278
Wabash National Corp.	1,964	24,943	(a)
Wabtec Corp.	1,289	90,527
		4,205,237

Construction Materials—0.1%
Eagle Materials Inc.	691	53,311
Headwaters Inc.	2,153	38,625	(a)
Martin Marietta Materials Inc.	2,991	574,272
Summit Materials Inc., Class A	1,887	38,608	(a)
United States Lime & Minerals Inc.	60	3,539
US Concrete Inc.	421	25,643	(a)
Vulcan Materials Co.	6,248	752,009
		1,486,007

Consumer Electronics—0.0% *
GoPro Inc., Class A	3,003	32,462	(a)
Harman International Industries Inc.	3,306	237,437
Universal Electronics Inc.	417	30,141	(a)
ZAGG Inc.	787	4,132	(a)
		304,172

Consumer Finance—0.3%
American Express Co.	37,518	2,279,594
Capital One Financial Corp.	23,161	1,470,955
Cash America International Inc.	715	30,473
Discover Financial Services	18,830	1,009,100
Encore Capital Group Inc.	706	16,612	(a)
Enova International Inc.	810	5,962	(a)

Ezcorp Inc., Class A	1,594	12,051	(a)
First Cash Financial Services Inc.	818	41,988
Green Dot Corp., Class A	1,274	29,289	(a)
LendingClub Corp.	9,803	42,153	(a)
Navient Corp.	16,979	202,899
Nelnet Inc., Class A	608	21,128
PRA Group Inc.	1,410	34,037	(a)
Regional Management Corp.	331	4,852	(a)
SLM Corp.	6,047	37,370	(a)
Synchrony Financial	38,025	961,272	(a)
World Acceptance Corp.	201	9,166	(a)
		6,208,901

Data Processing & Outsourced Services—0.9%
ALJ Regional Holdings Inc.	566	2,830	(a)
Alliance Data Systems Corp.	2,787	546,029	(a)
Automatic Data Processing Inc.	21,030	1,932,026
Blackhawk Network Holdings Inc.	1,640	54,924	(a)
Broadridge Financial Solutions Inc.	1,694	110,449
Cardtronics Inc.	1,353	53,863	(a)
Cass Information Systems Inc.	349	18,043
Convergys Corp.	4,053	101,325
CoreLogic Inc.	1,263	48,600	(a)
CSG Systems International Inc.	962	38,778
DST Systems Inc.	452	52,626
ExlService Holdings Inc.	978	51,257	(a)
Fidelity National Information Services Inc.	12,544	924,242
Fiserv Inc.	10,199	1,108,937	(a)
Global Payments Inc.	7,257	518,005
Higher One Holdings Inc.	907	4,635	(a)
Information Services Group Inc.	932	3,495	(a)
Jack Henry & Associates Inc.	1,124	98,092
Mastercard Inc., Class A	44,649	3,931,791
MAXIMUS Inc.	2,862	158,469
MoneyGram International Inc.	912	6,247	(a)
NeuStar Inc., Class A	1,540	36,205	(a)
Paychex Inc.	14,462	860,489
PayPal Holdings Inc.	51,009	1,862,339	(a)
Planet Payment Inc.	1,268	5,693	(a)
Sykes Enterprises Inc.	1,143	33,101	(a)
Syntel Inc.	971	43,948	(a)
TeleTech Holdings Inc.	497	13,484
The Western Union Co.	21,645	415,151
Total System Services Inc.	7,895	419,303
Visa Inc., Class A	87,712	6,505,599
WEX Inc.	549	48,680	(a)
Xerox Corp.	44,598	423,235
		20,431,890

Department Stores—0.0% *
JC Penney Company Inc.	4,372	38,824	(a)
Kohl’s Corp.	8,896	337,336
Macy’s Inc.	13,975	469,700
Nordstrom Inc.	6,084	231,496
Sears Holdings Corp.	323	4,396	(a)
		1,081,752

Distillers & Vintners—0.1%
Brown-Forman Corp., Class B	4,763	475,157
Constellation Brands Inc., Class A	8,043	1,330,312
MGP Ingredients Inc.	376	14,375
		1,819,844

Distributors—0.1%
Core-Mark Holding Company Inc.	1,348	63,168
Genuine Parts Co.	6,737	682,121
LKQ Corp.	14,050	445,385	(a)
Pool Corp.	600	56,418
Weyco Group Inc.	199	5,528
		1,252,620

Diversified Banks—1.5%
Bank of America Corp.	473,516	6,283,557
Citigroup Inc.	135,207	5,731,425
Comerica Inc.	8,276	340,392
JPMorgan Chase & Co.	168,654	10,480,160
U.S. Bancorp	75,159	3,031,162
Wells Fargo & Co.	213,238	10,092,555
		35,959,251

Diversified Chemicals—0.2%
Eastman Chemical Co.	6,965	472,924
EI du Pont de Nemours & Co.	40,494	2,624,011
LSB Industries Inc.	598	7,224	(a)
The Chemours Co.	5,454	44,941
The Dow Chemical Co.	51,893	2,579,601
		5,728,701

Diversified Metals & Mining—0.0% *
Compass Minerals International Inc.	479	35,537
Freeport-McMoRan Inc.	57,109	636,194
Materion Corp.	609	15,079
Southern Copper Corp.	3,979	107,354
		794,164

Diversified Real Estate Activities—0.0% *
Alexander & Baldwin Inc.	2,063	74,557
Consolidated-Tomoka Land Co.	129	6,124
RMR Group Inc. Class A	187	5,791
Tejon Ranch Co.	417	9,858	(a)
The St Joe Co.	1,514	26,828	(a)
		123,158

Diversified REITs—0.0% *
American Assets Trust Inc.	1,167	49,528
Armada Hoffler Properties Inc.	902	12,393
Cousins Properties Inc.	6,266	65,166
First Potomac Realty Trust	1,761	16,201
Gladstone Commercial Corp.	625	10,556
Global Net Lease Inc.	5,062	40,243
Gramercy Property Trust	12,596	116,135
Investors Real Estate Trust	3,646	23,590
Lexington Realty Trust	6,846	69,213

Liberty Property Trust	2,097	83,293
One Liberty Properties Inc.	387	9,230
PS Business Parks Inc.	592	62,799
RAIT Financial Trust	2,530	7,919
Select Income REIT	1,901	49,407
Washington Real Estate Investment Trust	2,196	69,086
Whitestone REIT	746	11,250
		696,009

Diversified Support Services—0.0% *
Cintas Corp.	4,099	402,235
Copart Inc.	1,424	69,790	(a)
G&K Services Inc., Class A	582	44,564
Healthcare Services Group Inc.	2,090	86,484
Matthews International Corp., Class A	955	53,136
McGrath RentCorp.	680	20,801
Mobile Mini Inc.	1,322	45,794
UniFirst Corp.	452	52,306
Viad Corp.	612	18,972
VSE Corp.	130	8,684
		802,766

Drug Retail—0.3%
CVS Health Corp.	49,439	4,733,290
Walgreens Boots Alliance Inc.	40,013	3,331,882
		8,065,172

Education Services—0.0% *
American Public Education Inc.	443	12,448	(a)
Apollo Education Group Inc.	2,546	23,220	(a)
Bridgepoint Education Inc.	531	3,845	(a)
Bright Horizons Family Solutions Inc.	1,313	87,065	(a)
Cambium Learning Group Inc.	400	1,804	(a)
Capella Education Co.	339	17,845
Career Education Corp.	2,124	12,638	(a)
Chegg Inc.	2,337	11,685	(a)
DeVry Education Group Inc.	2,650	47,276
Graham Holdings Co., Class B	61	29,862
Grand Canyon Education Inc.	1,346	53,732	(a)
Houghton Mifflin Harcourt Co.	3,660	57,206	(a)
K12 Inc.	1,019	12,727	(a)
Strayer Education Inc.	311	15,279	(a)
		386,632

Electric Utilities—0.8%
ALLETE Inc.	1,483	95,846
Alliant Energy Corp.	10,471	415,699
American Electric Power Company Inc.	22,575	1,582,282
Duke Energy Corp.	31,684	2,718,170
Edison International	14,845	1,153,011
El Paso Electric Co.	1,206	57,008
Entergy Corp.	8,360	680,086
Eversource Energy	14,333	858,547
Exelon Corp.	42,043	1,528,683
FirstEnergy Corp.	19,825	692,091
Genie Energy Ltd., Class B	385	2,606	(a)
Great Plains Energy Inc.	2,188	66,515

Hawaiian Electric Industries Inc.	1,538	50,431
IDACORP Inc.	2,225	181,004
MGE Energy Inc.	1,043	58,945
NextEra Energy Inc.	21,217	2,766,697
OGE Energy Corp.	2,849	93,305
Otter Tail Corp.	1,149	38,480
PG&E Corp.	22,634	1,446,765
Pinnacle West Capital Corp.	5,177	419,647
PNM Resources Inc.	3,531	125,139
Portland General Electric Co.	2,674	117,977
PPL Corp.	30,837	1,164,097
Spark Energy Inc., Class A	147	4,858
The Empire District Electric Co.	1,319	44,806
The Southern Co.	43,794	2,348,672
Westar Energy Inc.	2,018	113,190
Xcel Energy Inc.	23,033	1,031,418
		19,855,975

Electrical Components & Equipment—0.2%
Acuity Brands Inc.	2,062	511,293
Allied Motion Technologies Inc.	195	4,536
American Superconductor Corp.	331	2,794	(a)
AMETEK Inc.	10,523	486,478
Eaton Corporation PLC	20,942	1,250,866
Emerson Electric Co.	29,372	1,532,043
Encore Wire Corp.	601	22,405
Energous Corp.	431	5,581	(a)
EnerSys	1,303	77,489
FuelCell Energy Inc.	614	3,819	(a)
Generac Holdings Inc.	1,957	68,417	(a)
General Cable Corp.	1,477	18,773
Hubbell Inc.	744	78,470
LSI Industries Inc.	671	7,428
Plug Power Inc.	5,167	9,611	(a)
Powell Industries Inc.	281	11,054
Preformed Line Products Co.	72	2,908
Regal Beloit Corp.	634	34,902
Rockwell Automation Inc.	5,922	679,964
Sunrun Inc.	1,867	11,071	(a)
Thermon Group Holdings Inc.	955	18,346	(a)
Vicor Corp.	483	4,864	(a)
		4,843,112

Electronic Components—0.1%
Amphenol Corp., Class A	13,908	797,346
AVX Corp.	1,377	18,700
Belden Inc.	1,840	111,081
Corning Inc.	48,893	1,001,329
DTS Inc.	532	14,071	(a)
II-VI Inc.	1,774	33,280	(a)
InvenSense Inc.	2,421	14,841	(a)
Knowles Corp.	3,903	53,393	(a)
Littelfuse Inc.	660	78,005
Rogers Corp.	539	32,933	(a)

Universal Display Corp.	1,238	83,936	(a)
Vishay Intertechnology Inc.	5,987	74,179
		2,313,094

Electronic Equipment & Instruments—0.0% *
Badger Meter Inc.	421	30,746
Cognex Corp.	1,215	52,366
Coherent Inc.	723	66,357	(a)
Control4 Corp.	641	5,231	(a)
Daktronics Inc.	1,161	7,256
Electro Scientific Industries Inc.	778	4,543	(a)
FARO Technologies Inc.	495	16,746	(a)
FEI Co.	585	62,525
FLIR Systems Inc.	6,385	197,616
Itron Inc.	999	43,057	(a)
Keysight Technologies Inc.	2,443	71,067	(a)
Mesa Laboratories Inc.	89	10,947
MTS Systems Corp.	448	19,640
National Instruments Corp.	1,441	39,483
Novanta Inc.	957	14,498	(a)
OSI Systems Inc.	524	30,460	(a)
Rofin-Sinar Technologies Inc.	804	25,680	(a)
VeriFone Systems Inc.	1,574	29,182	(a)
Vishay Precision Group Inc.	399	5,355	(a)
Zebra Technologies Corp., Class A	746	37,375	(a)
		770,130

Electronic Manufacturing Services—0.0% *
Benchmark Electronics Inc.	1,519	32,127	(a)
CTS Corp.	938	16,809
IPG Photonics Corp.	522	41,760	(a)
Jabil Circuit Inc.	2,718	50,201
Kimball Electronics Inc.	875	10,894	(a)
Maxwell Technologies Inc.	910	4,805	(a)
Methode Electronics Inc.	1,115	38,166
Multi-Fineline Electronix Inc.	284	6,589	(a)
Park Electrochemical Corp.	550	7,991
Plexus Corp.	995	42,984	(a)
QLogic Corp.	2,500	36,850	(a)
Radisys Corp.	1,052	4,713	(a)
Sanmina Corp.	2,195	58,848	(a)
Trimble Navigation Ltd.	3,580	87,209	(a)
TTM Technologies Inc.	2,143	16,137	(a)
		456,083

Environmental & Facilities Services—0.1%
ABM Industries Inc.	1,663	60,666
Aqua Metals Inc.	304	3,577	(a)
Casella Waste Systems Inc., Class A	1,238	9,718	(a)
CECO Environmental Corp.	914	7,988
Clean Harbors Inc.	744	38,770	(a)
Heritage-Crystal Clean Inc.	385	4,701	(a)
Republic Services Inc.	11,229	576,160
Rollins Inc.	1,340	39,222
SP Plus Corp.	511	11,538	(a)
Stericycle Inc.	3,983	414,710	(a)
Team Inc.	844	20,957	(a)

Tetra Tech Inc.	1,732	53,250
TRC Companies Inc.	530	3,350	(a)
US Ecology Inc.	652	29,959
Waste Management Inc.	18,879	1,251,111
		2,525,677

Fertilizers & Agricultural Chemicals—0.1%
AgroFresh Solutions Inc.	619	3,287	(a)
American Vanguard Corp.	872	13,176
CF Industries Holdings Inc.	10,886	262,353
FMC Corp.	6,166	285,547
Monsanto Co.	20,166	2,085,366
The Mosaic Co.	16,664	436,263
The Scotts Miracle-Gro Co., Class A	646	45,162
		3,131,154

Food Distributors—0.1%
Performance Food Group Co.	1,117	30,059	(a)
SpartanNash Co.	1,121	34,280
Sysco Corp.	23,937	1,214,563
The Andersons Inc.	811	28,823
The Chefs’ Warehouse Inc.	578	9,248	(a)
United Natural Foods Inc.	2,201	103,007	(a)
		1,419,980

Food Retail—0.1%
Casey’s General Stores Inc.	558	73,383
Ingles Markets Inc., Class A	403	15,032
Natural Grocers by Vitamin Cottage Inc.	274	3,576	(a)
Smart & Final Stores Inc.	689	10,259	(a)
Sprouts Farmers Market Inc.	2,018	46,212	(a)
SUPERVALU Inc.	11,701	55,229	(a)
The Kroger Co.	43,578	1,603,235
Village Super Market Inc., Class A	215	6,211
Weis Markets Inc.	286	14,457
Whole Foods Market Inc.	14,303	457,982
		2,285,576

Footwear—0.2%
Crocs Inc.	2,206	24,884	(a)
Deckers Outdoor Corp.	1,417	81,506	(a)
NIKE Inc., Class B	61,130	3,374,376
Skechers U.S.A. Inc., Class A	1,898	56,408	(a)
Steven Madden Ltd.	1,839	62,857	(a)
Wolverine World Wide Inc.	2,894	58,806
		3,658,837

Forest Products—0.0% *
Boise Cascade Co.	1,135	26,048	(a)
Deltic Timber Corp.	314	21,079
Louisiana-Pacific Corp.	6,361	110,363	(a)
		157,490

Gas Utilities—0.1%
AGL Resources Inc.	5,620	370,751
Atmos Energy Corp.	1,453	118,158
Chesapeake Utilities Corp.	444	29,384

Delta Natural Gas Company Inc.	190	5,119
National Fuel Gas Co.	1,210	68,825
New Jersey Resources Corp.	3,789	146,066
Northwest Natural Gas Co.	812	52,634
ONE Gas Inc.	2,302	153,290
Questar Corp.	2,499	63,400
South Jersey Industries Inc.	2,384	75,382
Southwest Gas Corp.	2,093	164,740
Spire Inc.	1,331	94,288
UGI Corp.	2,457	111,179
WGL Holdings Inc.	2,224	157,437
		1,610,653

General Merchandise Stores—0.2%
Big Lots Inc.	2,127	106,584
Dollar General Corp.	13,267	1,247,098
Dollar Tree Inc.	11,016	1,038,148	(a)
Fred’s Inc., Class A	1,056	17,012
Ollie’s Bargain Outlet Holdings Inc.	605	15,058	(a)
Target Corp.	26,907	1,878,647
Tuesday Morning Corp.	1,314	9,224	(a)
		4,311,771

Gold—0.0% *
Gold Resource Corp.	1,464	5,256
Newmont Mining Corp.	24,934	975,418
Royal Gold Inc.	927	66,762
		1,047,436

Health Care REITs—0.2%
Care Capital Properties Inc.	1,197	31,373
CareTrust REIT Inc.	1,786	24,611
Community Healthcare Trust Inc.	369	7,801
HCP Inc.	21,794	771,072
Healthcare Realty Trust Inc.	4,734	165,643
LTC Properties Inc.	1,132	58,558
Medical Properties Trust Inc.	10,496	159,644
National Health Investors Inc.	1,109	83,275
New Senior Investment Group Inc.	2,290	24,457
Omega Healthcare Investors Inc.	2,363	80,224
Physicians Realty Trust	4,045	84,986
Sabra Health Care REIT Inc.	1,923	39,681
Senior Housing Properties Trust	3,370	70,197
Universal Health Realty Income Trust	358	20,470
Ventas Inc.	15,825	1,152,377
Welltower Inc.	16,232	1,236,391
		4,010,760

Healthcare Distributors—0.2%
Aceto Corp.	877	19,198
AmerisourceBergen Corp.	8,250	654,390
Cardinal Health Inc.	15,034	1,172,802
Henry Schein Inc.	3,709	655,751	(a)
McKesson Corp.	10,277	1,918,202
Owens & Minor Inc.	2,765	103,356

Patterson Companies Inc.	3,915	187,489
PharMerica Corp.	889	21,923	(a)
		4,733,111

Healthcare Equipment—0.7%
Abaxis Inc.	650	30,700
Abbott Laboratories	67,605	2,657,553
ABIOMED Inc.	556	60,765	(a)
Accuray Inc.	2,389	12,399	(a)
Analogic Corp.	372	29,552
AngioDynamics Inc.	758	10,892	(a)
AtriCure Inc.	927	13,099	(a)
Avinger Inc.	310	3,698	(a)
AxoGen Inc.	697	4,795	(a)
Baxter International Inc.	25,562	1,155,914
Becton Dickinson and Co.	9,704	1,645,701
Boston Scientific Corp.	63,153	1,475,886	(a)
Cantel Medical Corp.	1,071	73,610
Cardiovascular Systems Inc.	956	17,567	(a)
ConforMIS Inc.	1,046	7,343	(a)
CONMED Corp.	821	39,186
Corindus Vascular Robotics Inc.	1,438	2,056	(a)
CR Bard Inc.	3,321	780,966
CryoLife Inc.	929	10,971
Cutera Inc.	306	3,430	(a)
Cynosure Inc., Class A	710	34,538	(a)
Edwards Lifesciences Corp.	9,798	977,155	(a)
Entellus Medical Inc.	169	3,088	(a)
Exactech Inc.	309	8,263	(a)
GenMark Diagnostics Inc.	1,285	11,180	(a)
Glaukos Corp.	496	14,463	(a)
Globus Medical Inc., Class A	2,092	49,852	(a)
HeartWare International Inc.	519	29,972	(a)
Hill-Rom Holdings Inc.	808	40,764
Hologic Inc.	11,626	402,260	(a)
IDEXX Laboratories Inc.	1,279	118,768	(a)
Inogen Inc.	475	23,802	(a)
Insulet Corp.	1,720	52,013	(a)
Integer Holdings Corp.	910	28,146	(a)
Integra LifeSciences Holdings Corp.	904	72,121	(a)
Intuitive Surgical Inc.	1,761	1,164,743	(a)
Invacare Corp.	981	11,900
InVivo Therapeutics Holdings Corp.	826	4,774	(a)
iRadimed Corp.	88	1,915	(a)
IRIDEX Corp.	220	3,254	(a)
K2M Group Holdings Inc.	758	11,764	(a)
LDR Holding Corp.	817	30,188	(a)
LeMaitre Vascular Inc.	423	6,036
Masimo Corp.	1,223	64,226	(a)
Natus Medical Inc.	960	36,288	(a)
Nevro Corp.	719	53,033	(a)
NuVasive Inc.	1,480	88,386	(a)
NxStage Medical Inc.	1,898	41,149	(a)
Orthofix International N.V.	521	22,090	(a)
ResMed Inc.	1,998	126,334
Rockwell Medical Inc.	1,518	11,491	(a)

Second Sight Medical Products Inc.	429	1,536	(a)
St Jude Medical Inc.	13,309	1,038,102
Stryker Corp.	14,378	1,722,916
SurModics Inc.	404	9,486	(a)
Symmetry Surgical Inc.	283	3,716	(a)
Tandem Diabetes Care Inc.	547	4,124	(a)
Teleflex Inc.	623	110,464
TransEnterix Inc.	1,481	1,807	(a)
Varian Medical Systems Inc.	4,541	373,406	(a)
Veracyte Inc.	415	2,087	(a)
Zeltiq Aesthetics Inc.	1,058	28,915	(a)
Zimmer Biomet Holdings Inc.	9,182	1,105,329
		15,981,927

Healthcare Facilities—0.1%
AAC Holdings Inc.	294	6,709	(a)
Amsurg Corp.	766	59,396	(a)
Capital Senior Living Corp.	891	15,744	(a)
Community Health Systems Inc.	4,906	59,117	(a)
Genesis Healthcare Inc.	1,127	1,995	(a)
HCA Holdings Inc.	13,977	1,076,369	(a)
HealthSouth Corp.	2,661	103,300
Kindred Healthcare Inc.	2,502	28,247
LifePoint Health Inc.	618	40,399	(a)
National HealthCare Corp.	335	21,688
Quorum Health Corp.	882	9,446	(a)
Select Medical Holdings Corp.	3,199	34,773	(a)
Surgery Partners Inc.	555	9,934	(a)
Surgical Care Affiliates Inc.	804	38,327	(a)
Tenet Healthcare Corp.	1,403	38,779	(a)
The Ensign Group Inc.	1,435	30,149
Universal Health Services Inc., Class B	4,049	542,971
US Physical Therapy Inc.	371	22,338
VCA Inc.	1,152	77,887	(a)
		2,217,568

Healthcare Services—0.2%
Addus HomeCare Corp.	235	4,096	(a)
Adeptus Health Inc., Class A	371	19,166	(a)
Air Methods Corp.	1,067	38,231	(a)
Almost Family Inc.	243	10,354	(a)
Amedisys Inc.	837	42,252	(a)
American Renal Associates Holdings Inc.	261	7,561	(a)
AMN Healthcare Services Inc.	1,415	56,557	(a)
BioScrip Inc.	2,002	5,105	(a)
BioTelemetry Inc.	808	13,170	(a)
Chemed Corp.	486	66,247
Civitas Solutions Inc.	452	9,415	(a)
CorVel Corp.	295	12,738	(a)
Cross Country Healthcare Inc.	961	13,377	(a)
DaVita Healthcare Partners Inc.	7,406	572,632	(a)
Diplomat Pharmacy Inc.	1,366	47,810	(a)
ExamWorks Group Inc.	1,201	41,855	(a)
Express Scripts Holding Co.	28,992	2,197,594	(a)
Healthways Inc.	922	10,649	(a)
Laboratory Corporation of America Holdings	4,741	617,610	(a)

Landauer Inc.	282	11,607
LHC Group Inc.	449	19,433	(a)
MEDNAX Inc.	1,335	96,694	(a)
National Research Corp., Class A	321	4,398
Quest Diagnostics Inc.	6,718	546,912
RadNet Inc.	1,032	5,511	(a)
Team Health Holdings Inc.	2,028	82,479	(a)
Teladoc Inc.	609	9,756	(a)
The Providence Service Corp.	383	17,189	(a)
USMD Holdings Inc.	67	1,256	(a)
		4,581,654

Healthcare Supplies—0.1%
Align Technology Inc.	1,043	84,014	(a)
Anika Therapeutics Inc.	419	22,479	(a)
Atrion Corp.	40	17,114
Cerus Corp.	2,865	17,878	(a)
DENTSPLY SIRONA Inc.	10,740	666,310
Endologix Inc.	2,412	30,054	(a)
Haemonetics Corp.	1,508	43,717	(a)
Halyard Health Inc.	2,055	66,829	(a)
ICU Medical Inc.	440	49,610	(a)
Meridian Bioscience Inc.	1,243	24,238
Merit Medical Systems Inc.	1,276	25,303	(a)
Neogen Corp.	1,080	60,750	(a)
OraSure Technologies Inc.	1,698	10,035	(a)
Penumbra Inc.	759	45,160	(a)
Quidel Corp.	810	14,467	(a)
RTI Surgical Inc.	1,713	6,150	(a)
Senseonics Holdings Inc.	793	3,116	(a)
STAAR Surgical Co.	1,167	6,430	(a)
The Cooper Companies Inc.	690	118,383
The Spectranetics Corp.	1,271	23,780	(a)
Utah Medical Products Inc.	114	7,182
Vascular Solutions Inc.	489	20,372	(a)
West Pharmaceutical Services Inc.	1,044	79,219
		1,442,590

Healthcare Technology—0.1%
Allscripts Healthcare Solutions Inc.	2,689	34,150	(a)
Castlight Health Inc., Class B	1,041	4,122	(a)
Cerner Corp.	13,734	804,812	(a)
Computer Programs & Systems Inc.	338	13,493
Cotiviti Holdings Inc.	387	8,177	(a)
Evolent Health Inc. Class A	459	8,813	(a)
HealthStream Inc.	763	20,235	(a)
HMS Holdings Corp.	2,520	44,377	(a)
Imprivata Inc.	467	6,538	(a)
Medidata Solutions Inc.	1,642	76,961	(a)
Omnicell Inc.	1,074	36,763	(a)
Press Ganey Holdings Inc.	668	26,286	(a)
Quality Systems Inc.	1,516	18,056
Vocera Communications Inc.	724	9,303	(a)
		1,112,086

Heavy Electrical Equipment—0.0% *
AZZ Inc.	775	46,485
Babcock & Wilcox Enterprises Inc.	1,363	20,022	(a)
Power Solutions International Inc.	142	2,535	(a)
		69,042

Home Building—0.1%
Beazer Homes USA Inc.	942	7,301	(a)
CalAtlantic Group Inc.	1,065	39,096
Cavco Industries Inc.	255	23,894	(a)
Century Communities Inc.	477	8,271	(a)
DR Horton Inc.	15,319	482,242
Green Brick Partners Inc.	614	4,464	(a)
Hovnanian Enterprises Inc., Class A	3,563	5,986	(a)
Installed Building Products Inc.	598	21,701	(a)
KB Home	3,702	56,307
Lennar Corp., Class A	8,391	386,825
LGI Homes Inc.	463	14,788	(a)
M/I Homes Inc.	690	12,993	(a)
MDC Holdings Inc.	1,179	28,697
Meritage Homes Corp.	1,160	43,546	(a)
NVR Inc.	53	94,358	(a)
PulteGroup Inc.	14,869	289,797
Taylor Morrison Home Corp., Class A	910	13,504	(a)
The New Home Company Inc.	290	2,767	(a)
Toll Brothers Inc.	2,179	58,637	(a)
TopBuild Corp.	1,150	41,630	(a)
TRI Pointe Group Inc.	6,539	77,291	(a)
UCP Inc., Class A	214	1,716	(a)
WCI Communities Inc.	641	10,833	(a)
William Lyon Homes, Class A	709	11,429	(a)
		1,738,073

Home Entertainment Software—0.1%
Activision Blizzard Inc.	23,643	936,972
Electronic Arts Inc.	14,079	1,066,625	(a)
Rosetta Stone Inc.	555	4,301	(a)
Take-Two Interactive Software Inc.	2,496	94,649	(a)
		2,102,547

Home Furnishing Retail—0.0% *
Aaron’s Inc.	2,894	63,350
Bed Bath & Beyond Inc.	6,702	289,660
Haverty Furniture Companies Inc.	619	11,160
Kirkland’s Inc.	440	6,459	(a)
Mattress Firm Holding Corp.	503	16,876	(a)
Pier 1 Imports Inc.	2,369	12,177
Restoration Hardware Holdings Inc.	1,688	48,412	(a)
Select Comfort Corp.	1,384	29,590	(a)
Williams-Sonoma Inc.	1,178	61,409
		539,093

Home Furnishings—0.0% *
Bassett Furniture Industries Inc.	299	7,158
Ethan Allen Interiors Inc.	734	24,251
Flexsteel Industries Inc.	192	7,607

Hooker Furniture Corp.	331	7,113
La-Z-Boy Inc.	1,480	41,174
Leggett & Platt Inc.	6,346	324,344
Mohawk Industries Inc.	2,980	565,485	(a)
Tempur Sealy International Inc.	872	48,239	(a)
		1,025,371

Home Improvement Retail—0.4%
Lowe’s Companies Inc.	40,779	3,228,473
Lumber Liquidators Holdings Inc.	815	12,567	(a)
Sears Hometown and Outlet Stores Inc.	298	2,009	(a)
The Home Depot Inc.	57,347	7,322,638
Tile Shop Holdings Inc.	971	19,304	(a)
		10,584,991

Hotel & Resort REITs—0.1%
Ashford Hospitality Prime Inc.	765	10,817
Ashford Hospitality Trust Inc.	2,296	12,330
Chatham Lodging Trust	1,082	23,782
Chesapeake Lodging Trust	1,771	41,176
DiamondRock Hospitality Co.	5,968	53,891
FelCor Lodging Trust Inc.	4,070	25,356
Hersha Hospitality Trust	1,240	21,266
Hospitality Properties Trust	2,151	61,949
Host Hotels & Resorts Inc.	35,223	570,965
LaSalle Hotel Properties	4,793	113,019
Pebblebrook Hotel Trust	2,130	55,912
RLJ Lodging Trust	3,645	78,185
Ryman Hospitality Properties Inc.	1,300	65,845
Summit Hotel Properties Inc.	2,575	34,093
Sunstone Hotel Investors Inc.	6,484	78,262
Xenia Hotels & Resorts Inc.	3,096	51,951
		1,298,799

Hotels, Resorts & Cruise Lines—0.1%
Carnival Corp.	19,856	877,635
Diamond Resorts International Inc.	1,112	33,316	(a)
Interval Leisure Group Inc.	3,373	53,631
La Quinta Holdings Inc.	2,531	28,853	(a)
Lindblad Expeditions Holdings Inc.	424	4,083	(a)
Marriott International Inc., Class A	9,003	598,339
Marriott Vacations Worldwide Corp.	670	45,888
Red Lion Hotels Corp.	389	2,824	(a)
Royal Caribbean Cruises Ltd.	7,654	513,966
Starwood Hotels & Resorts Worldwide Inc.	7,906	584,649
The Marcus Corp.	547	11,542
Wyndham Worldwide Corp.	5,224	372,106
		3,126,832

Household Appliances—0.0% *
Helen of Troy Ltd.	1,242	127,727	(a)
iRobot Corp.	802	28,134	(a)
NACCO Industries Inc., Class A	130	7,280
Whirlpool Corp.	3,431	571,742
		734,883

Household Products—0.7%
Central Garden & Pet Co.	286	6,529	(a)
Central Garden & Pet Co., Class A	1,018	22,101	(a)
Church & Dwight Company Inc.	5,821	598,923
Colgate-Palmolive Co.	40,979	2,999,663
Energizer Holdings Inc.	883	45,466
HRG Group Inc.	3,540	48,604	(a)
Kimberly-Clark Corp.	16,660	2,290,417
Oil-Dri Corporation of America	146	5,041
Orchids Paper Products Co.	273	9,711
The Clorox Co.	6,050	837,259
The Procter & Gamble Co.	122,964	10,411,362
WD-40 Co.	419	49,211
		17,324,287

Housewares & Specialties—0.0% *
CSS Industries Inc.	277	7,426
Libbey Inc.	665	10,567
Lifetime Brands Inc.	312	4,552
Newell Brands Inc.	20,703	1,005,545
Tupperware Brands Corp.	720	40,522
		1,068,612

Human Resource & Employment Services—0.0% *
Barrett Business Services Inc.	218	9,008
GP Strategies Corp.	404	8,763	(a)
Heidrick & Struggles International Inc.	561	9,470
Insperity Inc.	469	36,221
Kelly Services Inc., Class A	879	16,674
Kforce Inc.	744	12,566
Korn/Ferry International	1,709	35,376
ManpowerGroup Inc.	1,032	66,399
On Assignment Inc.	1,512	55,868	(a)
Robert Half International Inc.	6,219	237,317
TriNet Group Inc.	1,254	26,071	(a)
TrueBlue Inc.	1,219	23,063	(a)
WageWorks Inc.	1,091	65,253	(a)
		602,049

Hypermarkets & Super Centers—0.4%
Costco Wholesale Corp.	20,166	3,166,869
PriceSmart Inc.	601	56,235
Wal-Mart Stores Inc.	70,433	5,143,018
		8,366,122

Independent Power Producers & Energy Traders—0.0% *
AES Corp.	31,533	393,532
Atlantic Power Corp.	3,741	9,278
Dynegy Inc.	3,486	60,098	(a)
NRG Energy Inc.	14,724	220,713
NRG Yield Inc., Class A	1,044	15,890
NRG Yield Inc., Class C	1,915	29,855
Talen Energy Corp.	3,421	46,354	(a)
		775,720

Industrial Conglomerates—0.9%
3M Co.	28,031	4,908,789
Carlisle Companies Inc.	916	96,803
Danaher Corp.	27,453	2,772,753
General Electric Co.	423,765	13,340,122	(d)
Raven Industries Inc.	1,083	20,512
Roper Technologies Inc.	4,724	805,725
		21,944,704

Industrial Gases—0.1%
Air Products & Chemicals Inc.	8,872	1,260,179
Praxair Inc.	13,041	1,465,678
		2,725,857

Industrial Machinery—0.3%
Actuant Corp., Class A	1,742	39,387
Albany International Corp., Class A	853	34,060
Altra Industrial Motion Corp.	753	20,316
Barnes Group Inc.	1,503	49,779
Briggs & Stratton Corp.	1,300	27,534
Chart Industries Inc.	907	21,886	(a)
CIRCOR International Inc.	492	28,039
CLARCOR Inc.	2,119	128,899
Columbus McKinnon Corp.	599	8,476
Crane Co.	708	40,158
Donaldson Company Inc.	1,764	60,611
Dover Corp.	7,263	503,471
Dynamic Materials Corp.	383	4,117
Energy Recovery Inc.	1,025	9,112	(a)
EnPro Industries Inc.	644	28,587
ESCO Technologies Inc.	753	30,075
Flowserve Corp.	6,133	277,028
Franklin Electric Company Inc.	1,386	45,807
Gencor Industries Inc.	143	2,219	(a)
Global Brass & Copper Holdings Inc.	612	16,701
Graco Inc.	795	62,797
Graham Corp.	318	5,858
Hardinge Inc.	327	3,290
Harsco Corp.	2,420	16,069
Hillenbrand Inc.	1,770	53,171
Hurco Companies Inc.	204	5,677
Hyster-Yale Materials Handling Inc.	285	16,955
IDEX Corp.	1,086	89,161
Illinois Tool Works Inc.	14,965	1,558,754
Ingersoll-Rand PLC	12,094	770,146
ITT Inc.	1,282	40,998
John Bean Technologies Corp.	857	52,465
Kadant Inc.	329	16,947
Kennametal Inc.	3,493	77,230
Lincoln Electric Holdings Inc.	896	52,936
Lydall Inc.	488	18,817	(a)
Milacron Holdings Corp.	394	5,717	(a)
Mueller Industries Inc.	1,693	53,973
Mueller Water Products Inc., Class A	4,690	53,560
NN Inc.	787	11,010
Nordson Corp.	762	63,711

Omega Flex Inc.	91	3,462
Parker-Hannifin Corp.	6,350	686,117
Proto Labs Inc.	737	42,422	(a)
RBC Bearings Inc.	683	49,517	(a)
Rexnord Corp.	2,478	48,643	(a)
Snap-on Inc.	2,722	429,586
SPX Corp.	1,388	20,612
SPX FLOW Inc.	972	25,340	(a)
Standex International Corp.	373	30,821
Stanley Black & Decker Inc.	6,881	765,305
Sun Hydraulics Corp.	689	20,456
Tennant Co.	533	28,713
The ExOne Co.	287	3,034	(a)
The Gorman-Rupp Co.	529	14,500
The Timken Co.	997	30,568
TriMas Corp.	1,309	23,562	(a)
Watts Water Technologies Inc., Class A	837	48,764
Woodward Inc.	2,379	137,125
Xylem Inc.	8,406	375,328
		7,189,379

Industrial REITs—0.1%
DCT Industrial Trust Inc.	1,255	60,290
Duke Realty Corp.	4,935	131,567
EastGroup Properties Inc.	949	65,405
First Industrial Realty Trust Inc.	5,131	142,744
Monmouth Real Estate Investment Corp., Class A	1,837	24,359
Prologis Inc.	23,906	1,172,350
Rexford Industrial Realty Inc.	1,963	41,400
STAG Industrial Inc.	2,051	48,834
Terreno Realty Corp.	1,273	32,933
		1,719,882

Insurance Brokers—0.1%
Arthur J Gallagher & Co.	8,123	386,655
Brown & Brown Inc.	1,644	61,601
Crawford & Co., Class B	362	3,073
eHealth Inc.	525	7,360	(a)
Marsh & McLennan Companies Inc.	23,885	1,635,167
Patriot National Inc.	265	2,168	(a)
		2,096,024

Integrated Oil & Gas—1.3%
Chevron Corp.	86,928	9,112,662
Exxon Mobil Corp.	191,316	17,933,962
Occidental Petroleum Corp.	35,034	2,647,169
		29,693,793

Integrated Telecommunication Services—1.0%
AT&T Inc.	283,765	12,261,486
ATN International Inc.	296	23,032
CenturyLink Inc.	24,509	711,006
Cincinnati Bell Inc.	6,298	28,782	(a)

Consolidated Communications Holdings Inc.	1,490	40,587
Fairpoint Communications Inc.	623	9,146	(a)
Frontier Communications Corp.	55,632	274,822
General Communication Inc., Class A	871	13,762	(a)
Hawaiian Telcom Holdco Inc.	182	3,856	(a)
IDT Corp., Class B	529	7,506
Verizon Communications Inc.	187,871	10,490,717
Windstream Holdings Inc.	2,855	26,466
		23,891,168

Internet Retail—0.8%
1-800-Flowers.com Inc., Class A	748	6,747	(a)
Amazon.com Inc.	17,846	12,770,955	(a)
Blue Nile Inc.	331	9,063
Duluth Holdings Inc.	285	6,971	(a)
Etsy Inc.	3,120	29,921	(a)
Expedia Inc.	5,516	586,351
FTD Companies Inc.	550	13,728	(a)
Lands’ End Inc.	490	8,046	(a)
Liberty TripAdvisor Holdings Inc., Class A	2,211	48,377	(a)
Netflix Inc.	19,625	1,795,295	(a)
Nutrisystem Inc.	869	22,038
Overstock.com Inc.	368	5,928	(a)
PetMed Express Inc.	603	11,312
Shutterfly Inc.	1,038	48,381	(a)
The Priceline Group Inc.	2,276	2,841,381	(a)
TripAdvisor Inc.	5,284	339,761	(a)
Wayfair Inc., Class A	945	36,855	(a)
		18,581,110

Internet Software & Services—1.5%
2U Inc.	1,095	32,204	(a)
Actua Corp.	1,081	9,761	(a)
Akamai Technologies Inc.	8,339	466,400	(a)
Alarm.com Holdings Inc.	307	7,868	(a)
Alphabet Inc., Class A	13,569	9,546,199	(a)
Alphabet Inc., Class C	13,592	9,407,023	(a)
Amber Road Inc.	538	4,148	(a)
Angie’s List Inc.	1,235	8,040	(a)
Apigee Corp.	450	5,499	(a)
Appfolio Inc. Class A	220	3,181	(a)
Autobytel Inc.	250	3,468	(a)
Bankrate Inc.	1,428	10,681	(a)
Bazaarvoice Inc.	2,414	9,680	(a)
Benefitfocus Inc.	385	14,676	(a)
Blucora Inc.	1,234	12,784	(a)
Box Inc., Class A	1,450	14,993	(a)
Brightcove Inc.	903	7,946	(a)
Carbonite Inc.	551	5,361	(a)
Care.com Inc.	487	5,688	(a)
ChannelAdvisor Corp.	667	9,665	(a)
comScore Inc.	2,088	49,861	(a)
Cornerstone OnDemand Inc.	1,509	57,433	(a)
Cvent Inc.	902	32,219	(a)
Demandware Inc.	1,126	84,337	(a)
DHI Group Inc.	1,475	9,189	(a)
EarthLink Holdings Corp.	3,126	20,006
eBay Inc.	48,158	1,127,379	(a)

Endurance International Group Holdings Inc.	1,787	16,065	(a)
Envestnet Inc.	1,235	41,138	(a)
Everyday Health Inc.	829	6,533	(a)
Facebook Inc., Class A	106,606	12,182,934	(a)
Five9 Inc.	990	11,781	(a)
Gogo Inc.	1,594	13,374	(a)
GrubHub Inc.	2,413	74,972	(a)
GTT Communications Inc.	735	13,583	(a)
Hortonworks Inc.	1,189	12,710	(a)
inContact Inc.	1,756	24,321	(a)
Instructure Inc.	308	5,852	(a)
IntraLinks Holdings Inc.	1,200	7,800	(a)
j2 Global Inc.	2,069	130,699
Limelight Networks Inc.	1,908	2,843	(a)
Liquidity Services Inc.	752	5,896	(a)
LivePerson Inc.	1,717	10,886	(a)
LogMeIn Inc.	754	47,826	(a)
Marchex Inc., Class B	1,006	3,199
Marketo Inc.	1,241	43,212	(a)
MeetMe Inc.	1,230	6,556	(a)
MINDBODY Inc., Class A	426	6,876	(a)
Monster Worldwide Inc.	2,746	6,563	(a)
New Relic Inc.	657	19,303	(a)
NIC Inc.	1,879	41,225
Numerex Corp., Class A	382	2,861	(a)
Q2 Holdings Inc.	766	21,463	(a)
QuinStreet Inc.	1,055	3,745	(a)
Quotient Technology Inc.	1,911	25,627	(a)
Rackspace Hosting Inc.	1,529	31,895	(a)
RealNetworks Inc.	647	2,789	(a)
Reis Inc.	271	6,748
RetailMeNot Inc.	1,133	8,735	(a)
Rightside Group Ltd.	334	3,554	(a)
SciQuest Inc.	825	14,569	(a)
Shutterstock Inc.	565	25,877	(a)
SPS Commerce Inc.	496	30,058	(a)
Stamps.com Inc.	485	42,399	(a)
TechTarget Inc.	584	4,730	(a)
TrueCar Inc.	1,611	12,646	(a)
United Online Inc.	456	5,016	(a)
VeriSign Inc.	4,252	367,628	(a)
Web.com Group Inc.	1,256	22,834	(a)
WebMD Health Corp.	1,671	97,102	(a)
Xactly Corp.	680	8,711	(a)
XO Group Inc.	788	13,735	(a)
Yahoo! Inc.	39,888	1,498,193	(a)
		35,952,751

Investment Banking & Brokerage—0.3%
B. Riley Financial Inc.	261	2,500
BGC Partners Inc., Class A	6,493	56,554
Cowen Group Inc., Class A	3,000	8,880	(a)
E*TRADE Financial Corp.	12,625	296,561	(a)
Evercore Partners Inc., Class A	1,167	51,570
FBR & Co.	173	2,583
Greenhill & Company Inc.	839	13,508
Houlihan Lokey Inc.	352	7,874
INTL. FCStone Inc.	452	12,335	(a)

Investment Technology Group Inc.	983	16,436
KCG Holdings Inc., Class A	1,569	20,868	(a)
Ladenburg Thalmann Financial Services Inc.	3,202	7,557	(a)
Moelis & Co., Class A	518	11,655
Morgan Stanley	69,862	1,815,015
Oppenheimer Holdings Inc., Class A	308	4,762
Piper Jaffray Cos.	457	17,229	(a)
PJT Partners Inc., Class A	525	12,075
Raymond James Financial Inc.	1,802	88,838
Stifel Financial Corp.	2,868	90,198	(a)
The Charles Schwab Corp.	55,016	1,392,455
The Goldman Sachs Group Inc.	17,657	2,623,477
Virtu Financial Inc., Class A	750	13,500
		6,566,430

IT Consulting & Other Services—0.4%
Acxiom Corp.	3,425	75,316	(a)
CACI International Inc., Class A	730	65,999	(a)
Cognizant Technology Solutions Corp., Class A	27,896	1,596,767	(a)
Computer Sciences Corp.	1,970	97,811
CSRA Inc.	6,614	154,966
Datalink Corp.	506	3,795	(a)
EPAM Systems Inc.	1,434	92,221	(a)
Forrester Research Inc.	304	11,205
Gartner Inc.	1,176	114,554	(a)
International Business Machines Corp.	40,819	6,195,508
Leidos Holdings Inc.	920	44,040
Lionbridge Technologies Inc.	1,954	7,718	(a)
ManTech International Corp., Class A	736	27,836
NCI Inc., Class A	177	2,487
Perficient Inc.	1,062	21,569	(a)
PFSweb Inc.	371	3,525	(a)
Science Applications International Corp.	1,858	108,414
ServiceSource International Inc.	1,741	7,016	(a)
Teradata Corp.	6,396	160,348	(a)
The Hackett Group Inc.	716	9,931
Unisys Corp.	1,428	10,396	(a)
Virtusa Corp.	831	23,999	(a)
		8,835,421

Leisure Facilities—0.0% *
ClubCorp Holdings Inc.	1,910	24,830
International Speedway Corp., Class A	1,176	39,337
Intrawest Resorts Holdings Inc.	552	7,165	(a)
Planet Fitness Inc., Class A	458	8,647	(a)
SeaWorld Entertainment Inc.	1,997	28,617
Speedway Motorsports Inc.	350	6,213
		114,809

Leisure Products—0.1%
Arctic Cat Inc.	398	6,766
Brunswick Corp.	1,301	58,961
Callaway Golf Co.	2,800	28,588
Escalade Inc.	302	3,093
Hasbro Inc.	5,257	441,535
JAKKS Pacific Inc.	391	3,093	(a)
Johnson Outdoors Inc., Class A	147	3,778
Malibu Boats Inc., Class A	550	6,644	(a)
Marine Products Corp.	339	2,868

Mattel Inc.	15,903	497,605
MCBC Holdings Inc.	234	2,586
Nautilus Inc.	894	15,949	(a)
Polaris Industries Inc.	862	70,477
Smith & Wesson Holding Corp.	1,641	44,602	(a)
Sturm Ruger & Company Inc.	546	34,950
Vista Outdoor Inc.	873	41,668	(a)
		1,263,163

Life & Health Insurance—0.3%
Aflac Inc.	19,066	1,375,803
American Equity Investment Life Holding Co.	2,421	34,499
Citizens Inc.	1,345	10,222	(a)
CNO Financial Group Inc.	7,941	138,650
FBL Financial Group Inc., Class A	287	17,412
Fidelity & Guaranty Life	347	8,043
Genworth Financial Inc., Class A	14,847	38,305	(a)
Independence Holding Co.	199	3,576
Lincoln National Corp.	11,182	433,526
MetLife Inc.	50,797	2,023,245
National Western Life Group Inc., Class A	64	12,497
Primerica Inc.	2,090	119,632
Principal Financial Group Inc.	12,759	524,522
Prudential Financial Inc.	20,302	1,448,345
Torchmark Corp.	5,375	332,283
Trupanion Inc.	490	6,493	(a)
Unum Group	11,409	362,692
		6,889,745

Life Sciences Tools & Services—0.2%
Accelerate Diagnostics Inc.	735	10,577	(a)
Agilent Technologies Inc.	14,795	656,306
Albany Molecular Research Inc.	748	10,053	(a)
Bio-Rad Laboratories Inc., Class A	299	42,763	(a)
Bio-Techne Corp.	532	59,994
Cambrex Corp.	953	49,299	(a)
Charles River Laboratories International Inc.	668	55,070	(a)
ChromaDex Corp.	854	3,536	(a)
Enzo Biochem Inc.	1,172	6,997	(a)
Fluidigm Corp.	868	7,838	(a)
Illumina Inc.	6,726	944,196	(a)
INC Research Holdings Inc., Class A	1,240	47,281	(a)
Luminex Corp.	1,233	24,944	(a)
Mettler-Toledo International Inc.	383	139,764	(a)
NanoString Technologies Inc.	394	4,964	(a)
NeoGenomics Inc.	1,647	13,242	(a)
Pacific Biosciences of California Inc.	2,263	15,920	(a)
PAREXEL International Corp.	2,339	147,076	(a)
PerkinElmer Inc.	5,246	274,995
PRA Health Sciences Inc.	728	30,401	(a)
Thermo Fisher Scientific Inc.	18,186	2,687,163
Waters Corp.	3,827	538,268	(a)
		5,770,647

Managed Healthcare—0.6%
Aetna Inc.	16,028	1,957,499
Anthem Inc.	12,241	1,607,733
Centene Corp.	8,002	571,103	(a)
Cigna Corp.	11,732	1,501,579

HealthEquity Inc.	1,290	39,197	(a)
Humana Inc.	6,777	1,219,047
Magellan Health Inc.	695	45,710	(a)
Molina Healthcare Inc.	1,878	93,712	(a)
UnitedHealth Group Inc.	43,947	6,205,316
Universal American Corp.	1,708	12,947
WellCare Health Plans Inc.	632	67,801	(a)
		13,321,644

Marine—0.0% *
Kirby Corp.	767	47,853	(a)
Matson Inc.	1,299	41,945
Scorpio Bulkers Inc.	1,234	3,443	(a)
		93,241

Metal & Glass Containers—0.0% *
AptarGroup Inc.	896	70,900
Ball Corp.	9,035	653,135
Greif Inc., Class A	1,129	42,078
Greif Inc., Class B	168	9,198
Myers Industries Inc.	652	9,389
Owens-Illinois Inc.	7,450	134,174	(a)
Silgan Holdings Inc.	581	29,898
		948,772

Mortgage REITs—0.0% *
AG Mortgage Investment Trust Inc.	859	12,404
Altisource Residential Corp.	1,559	14,327
American Capital Mortgage Investment Corp.	1,366	21,569
Anworth Mortgage Asset Corp.	2,781	13,071
Apollo Commercial Real Estate Finance Inc.	1,767	28,396
Apollo Residential Mortgage Inc.	942	12,623
Ares Commercial Real Estate Corp.	798	9,807
ARMOUR Residential REIT Inc.	1,090	21,800
Capstead Mortgage Corp.	2,812	27,276
Colony Capital Inc., Class A	3,360	51,576
CYS Investments Inc.	4,672	39,105
Dynex Capital Inc.	1,256	8,717
Great Ajax Corp.	378	5,243
Hannon Armstrong Sustainable Infrastructure Capital Inc.	1,106	23,890
Hatteras Financial Corp.	2,828	46,379
Invesco Mortgage Capital Inc.	3,341	45,738
iStar Inc.	2,126	20,388	(a)
Ladder Capital Corp., Class A	1,156	14,103
New Residential Investment Corp.	6,719	92,991
New York Mortgage Trust Inc.	3,329	20,307
Orchid Island Capital Inc.	629	6,472
Owens Realty Mortgage Inc.	292	4,859
PennyMac Mortgage Investment Trust	2,034	33,012
Redwood Trust Inc.	2,234	30,852
Resource Capital Corp.	834	10,725
United Development Funding IV	936	2,995	(c)
Western Asset Mortgage Capital Corp.	1,190	11,174
		629,799

Motorcycle Manufacturers—0.0% *
Harley-Davidson Inc.	8,641	391,437

Movies & Entertainment—0.5%
AMC Entertainment Holdings Inc., Class A	642	17,726

Carmike Cinemas Inc.	723	21,777	(a)
Cinemark Holdings Inc.	1,509	55,018
DreamWorks Animation SKG Inc., Class A	3,339	136,465	(a)
Global Eagle Entertainment Inc.	1,391	9,236	(a)
Liberty Braves Group, Class A	261	3,925	(a)
Liberty Braves Group, Class C	935	13,707	(a)
Liberty Media Group, Class A	686	13,130	(a)
Liberty Media Group, Class C	1,384	26,254	(a)
Live Nation Entertainment Inc.	2,087	49,045	(a)
Reading International Inc., Class A	514	6,420	(a)
The Walt Disney Co.	68,963	6,745,961
Time Warner Inc.	36,250	2,665,825
Twenty-First Century Fox Inc., Class A	50,825	1,374,816
Twenty-First Century Fox Inc., Class B	19,322	526,524
Viacom Inc., Class B	16,385	679,486
World Wrestling Entertainment Inc., Class A	1,078	19,846
		12,365,161

Multi-Line Insurance—0.2%
American Financial Group Inc.	1,017	75,187
American International Group Inc.	51,351	2,715,955
Assurant Inc.	2,669	230,361
Horace Mann Educators Corp.	1,206	40,751
Kemper Corp.	1,881	58,273
Loews Corp.	12,677	520,898
National General Holdings Corp.	1,448	31,016
The Hartford Financial Services Group Inc.	17,974	797,686
		4,470,127

Multi-Sector Holdings—0.5%
BBX Capital Corp., Class A	89	1,368	(a)
Berkshire Hathaway Inc., Class B	86,421	12,512,896	(a)
FNFV Group	1,978	22,688	(a)
Leucadia National Corp.	15,622	270,729
PICO Holdings Inc.	676	6,395	(a)
		12,814,076

Multi-Utilities—0.5%
Ameren Corp.	11,371	609,258
Avista Corp.	1,897	84,986
Black Hills Corp.	2,273	143,290
CenterPoint Energy Inc.	20,125	483,000
CMS Energy Corp.	12,985	595,492
Consolidated Edison Inc.	14,301	1,150,372
Dominion Resources Inc.	28,745	2,240,098
DTE Energy Co.	8,512	843,709
MDU Resources Group Inc.	2,793	67,032
NiSource Inc.	14,814	392,867
NorthWestern Corp.	1,454	91,704
Public Service Enterprise Group Inc.	23,061	1,074,873
SCANA Corp.	6,698	506,771
Sempra Energy	11,079	1,263,228
TECO Energy Inc.	10,962	302,990
Unitil Corp.	400	17,068
Vectren Corp.	1,182	62,256
WEC Energy Group Inc.	14,278	932,353
		10,861,347

Office REITs—0.1%
Alexandria Real Estate Equities Inc.	1,056	109,317
Boston Properties Inc.	6,964	918,552
Corporate Office Properties Trust	1,356	40,097
Douglas Emmett Inc.	1,998	70,969
Easterly Government Properties Inc.	705	13,910
Franklin Street Properties Corp.	2,886	35,411
Government Properties Income Trust	1,995	46,005
Highwoods Properties Inc.	1,392	73,498
Hudson Pacific Properties Inc.	2,352	68,631
Kilroy Realty Corp.	1,316	87,238
Mack-Cali Realty Corp.	3,936	106,272
New York REIT Inc.	4,914	45,454
NorthStar Realty Europe Corp.	1,741	16,104
Parkway Properties Inc.	2,407	40,269
SL Green Realty Corp.	4,673	497,534
Tier REIT Inc.	1,407	21,569
Vornado Realty Trust	8,358	836,803
		3,027,633

Office Services & Supplies—0.0% *
ACCO Brands Corp.	3,158	32,622	(a)
ARC Document Solutions Inc.	1,235	4,804	(a)
Essendant Inc.	1,130	34,533
Herman Miller Inc.	2,640	78,910
HNI Corp.	1,988	92,422
Interface Inc.	1,907	29,082
Kimball International Inc., Class B	1,026	11,676
Knoll Inc.	1,414	34,332
MSA Safety Inc.	1,378	72,386
NL Industries Inc.	176	452	(a)
Pitney Bowes Inc.	9,201	163,778
Steelcase Inc., Class A	2,566	34,821
West Corp.	1,305	25,656
		615,474

Oil & Gas Drilling—0.0% *
Atwood Oceanics Inc.	1,812	22,686
Diamond Offshore Drilling Inc.	2,895	70,436
Helmerich & Payne Inc.	4,984	334,576
Independence Contract Drilling Inc.	831	4,512	(a)
Nabors Industries Ltd.	4,023	40,431
Parker Drilling Co.	3,775	8,645	(a)
Patterson-UTI Energy Inc.	2,098	44,730
Pioneer Energy Services Corp.	1,997	9,186	(a)
Rowan Companies PLC, Class A	1,773	31,311
Unit Corp.	1,518	23,620	(a)
		590,133

Oil & Gas Equipment & Services—0.4%
Archrock Inc.	2,100	19,782
Baker Hughes Inc.	19,816	894,296
Bristow Group Inc.	1,036	11,821
CARBO Ceramics Inc.	590	7,729
Dawson Geophysical Co.	579	4,719	(a)
Dril-Quip Inc.	545	31,844	(a)
Era Group Inc.	632	5,941	(a)

Exterran Corp.	933	11,989	(a)
Fairmount Santrol Holdings Inc.	1,982	15,281	(a)
FMC Technologies Inc.	10,649	284,009	(a)
Forum Energy Technologies Inc.	1,757	30,414	(a)
Geospace Technologies Corp.	408	6,679	(a)
Halliburton Co.	39,926	1,808,249
Helix Energy Solutions Group Inc.	2,978	20,131	(a)
Hornbeck Offshore Services Inc.	966	8,056	(a)
Matrix Service Co.	803	13,241	(a)
McDermott International Inc.	7,191	35,524	(a)
National Oilwell Varco Inc.	17,609	592,543
Natural Gas Services Group Inc.	389	8,908	(a)
Newpark Resources Inc.	2,540	14,707	(a)
Oceaneering International Inc.	1,402	41,864
Oil States International Inc.	2,255	74,144	(a)
PHI Inc.	369	6,598	(a)
RigNet Inc.	361	4,834	(a)
Schlumberger Ltd.	64,219	5,078,438
SEACOR Holdings Inc.	482	27,932	(a)
Superior Energy Services Inc.	2,171	39,968
Tesco Corp.	1,192	7,974
TETRA Technologies Inc.	2,388	15,212	(a)
Tidewater Inc.	1,417	6,249
U.S. Silica Holdings Inc.	1,911	65,872
Willbros Group Inc.	1,219	3,084	(a)
		9,198,032

Oil & Gas Exploration & Production—0.7%
Abraxas Petroleum Corp.	2,905	3,283	(a)
Anadarko Petroleum Corp.	23,203	1,235,560
Apache Corp.	17,163	955,464
Bill Barrett Corp.	1,492	9,534	(a)
Cabot Oil & Gas Corp.	20,437	526,048
California Resources Corp.	937	11,431
Callon Petroleum Co.	3,618	40,630	(a)
Carrizo Oil & Gas Inc.	1,664	59,654	(a)
Chesapeake Energy Corp.	23,432	100,289	(a)
Cimarex Energy Co.	4,425	527,991
Clayton Williams Energy Inc.	183	5,025	(a)
Cobalt International Energy Inc.	12,065	16,167	(a)
Concho Resources Inc.	6,048	721,345	(a)
ConocoPhillips	57,404	2,502,815
Contango Oil & Gas Co.	499	6,108	(a)
Denbury Resources Inc.	15,495	55,627
Devon Energy Corp.	24,033	871,196
Earthstone Energy Inc.	35	377	(a)
Eclipse Resources Corp.	1,470	4,910	(a)
Energen Corp.	1,386	66,819
EOG Resources Inc.	25,178	2,100,349
EP Energy Corp., Class A	1,131	5,859	(a)
EQT Corp.	7,900	611,697
Erin Energy Corp.	422	1,017	(a)
Evolution Petroleum Corp.	780	4,267
EXCO Resources Inc.	4,127	5,365	(a)
Gulfport Energy Corp.	1,791	55,987	(a)
Hess Corp.	11,990	720,599
Isramco Inc.	25	2,056	(a)

Jones Energy Inc., Class A	890	3,667	(a)
Marathon Oil Corp.	37,952	569,660
Matador Resources Co.	2,474	48,985	(a)
Murphy Oil Corp.	7,764	246,507
Newfield Exploration Co.	9,474	418,561	(a)
Noble Energy Inc.	19,946	715,463
Northern Oil and Gas Inc.	1,387	6,408	(a)
Oasis Petroleum Inc.	5,383	50,277	(a)
Panhandle Oil and Gas Inc., Class A	508	8,468
PDC Energy Inc.	1,377	79,329	(a)
Pioneer Natural Resources Co.	7,444	1,125,607
QEP Resources Inc.	3,379	59,572
Range Resources Corp.	7,938	342,445
Ring Energy Inc.	1,054	9,296	(a)
RSP Permian Inc.	2,350	81,992	(a)
Sanchez Energy Corp.	1,607	11,346	(a)
SM Energy Co.	981	26,487
Southwestern Energy Co.	18,381	231,233	(a)
Synergy Resources Corp.	5,538	36,883	(a)
W&T Offshore Inc.	1,083	2,513	(a)
WPX Energy Inc.	3,940	36,681	(a)
		15,338,849

Oil & Gas Refining & Marketing—0.2%
Adams Resources & Energy Inc.	67	2,579
Alon USA Energy Inc.	939	6,085
Clean Energy Fuels Corp.	2,542	8,821	(a)
CVR Energy Inc.	459	7,114
Delek US Holdings Inc.	1,823	24,082
Green Plains Inc.	1,083	21,357
HollyFrontier Corp.	2,519	59,877
Marathon Petroleum Corp.	24,128	915,899
Pacific Ethanol Inc.	921	5,019	(a)
Par Pacific Holdings Inc.	816	12,517	(a)
Phillips 66	21,505	1,706,207
Renewable Energy Group Inc.	1,309	11,558	(a)
REX American Resources Corp.	167	9,992	(a)
Tesoro Corp.	5,642	422,699
Valero Energy Corp.	21,484	1,095,684
Western Refining Inc.	3,176	65,521
World Fuel Services Corp.	1,013	48,107
		4,423,118

Oil & Gas Storage & Transportation—0.2%
Columbia Pipeline Group Inc.	18,235	464,810
Dorian LPG Ltd.	771	5,436	(a)
GasLog Ltd.	1,254	16,277
Gener8 Maritime Inc.	1,128	7,219	(a)
Kinder Morgan Inc.	83,782	1,568,399
Nordic American Tankers Ltd.	2,606	36,197
ONEOK Inc.	9,657	458,225
Overseas Shipholding Group Inc., Class A	1,069	11,748
SemGroup Corp., Class A	1,335	43,468
Ship Finance International Ltd.	1,780	26,237
Spectra Energy Corp.	31,553	1,155,786
The Williams Companies Inc.	31,974	691,598
		4,485,400

Other Diversified Financial Services—0.0% *
Tiptree Financial Inc., Class A	878	4,811

Packaged Foods & Meats—0.7%
Amplify Snack Brands Inc.	870	12,833	(a)
B&G Foods Inc.	1,856	89,459
Cal-Maine Foods Inc.	920	40,774
Calavo Growers Inc.	462	30,954
Campbell Soup Co.	8,417	559,983
ConAgra Foods Inc.	20,366	973,699
Dean Foods Co.	4,049	73,246
Farmer Brothers Co.	226	7,246	(a)
Flowers Foods Inc.	2,604	48,825
Freshpet Inc.	639	5,962	(a)
General Mills Inc.	27,173	1,937,978
Hormel Foods Corp.	12,644	462,770
Inventure Foods Inc.	601	4,694	(a)
J&J Snack Foods Corp.	449	53,552
John B Sanfilippo & Son Inc.	249	10,615
Kellogg Co.	11,504	939,302
Lancaster Colony Corp.	840	107,192
Landec Corp.	827	8,899	(a)
Lifeway Foods Inc.	157	1,518	(a)
McCormick & Company Inc.	5,450	581,352
Mead Johnson Nutrition Co.	8,428	764,841
Mondelez International Inc., Class A	71,167	3,238,810
Omega Protein Corp.	630	12,594	(a)
Post Holdings Inc.	915	75,661	(a)
Sanderson Farms Inc.	600	51,984
Seaboard Corp.	8	22,965	(a)
Seneca Foods Corp., Class A	201	7,278	(a)
Snyder’s-Lance Inc.	3,525	119,462
The Hain Celestial Group Inc.	1,472	73,232	(a)
The Hershey Co.	6,372	723,158
The JM Smucker Co.	5,609	854,868
The Kraft Heinz Co.	27,311	2,416,477
The WhiteWave Foods Co., Class A	2,516	118,101	(a)
Tootsie Roll Industries Inc.	776	29,899
TreeHouse Foods Inc.	804	82,531	(a)
Tyson Foods Inc., Class A	13,964	932,656
		15,475,370

Paper Packaging—0.1%
AEP Industries Inc.	121	9,736
Avery Dennison Corp.	4,242	317,089
Bemis Company Inc.	1,352	69,614
International Paper Co.	18,629	789,497
Multi Packaging Solutions International Ltd.	630	8,411	(a)
Packaging Corporation of America	1,345	90,021
Sealed Air Corp.	9,252	425,314
Sonoco Products Co.	1,442	71,610
UFP Technologies Inc.	184	4,147	(a)
WestRock Co.	11,333	440,514
		2,225,953

Paper Products—0.0% *
Clearwater Paper Corp.	510	33,339	(a)
Domtar Corp.	894	31,299

KapStone Paper and Packaging Corp.	2,575	33,501
Neenah Paper Inc.	491	35,533
PH Glatfelter Co.	1,296	25,350
Schweitzer-Mauduit International Inc.	896	31,611
		190,633

Personal Products—0.1%
Avon Products Inc.	19,283	72,890
Edgewell Personal Care Co.	847	71,495
Elizabeth Arden Inc.	709	9,756	(a)
Inter Parfums Inc.	506	14,457
Lifevantage Corp.	408	5,549	(a)
Medifast Inc.	311	10,347
Natural Health Trends Corp.	235	6,625
Nature’s Sunshine Products Inc.	313	2,983
Nutraceutical International Corp.	262	6,065	(a)
Revlon Inc., Class A	352	11,327	(a)
Synutra International Inc.	640	2,438	(a)
The Estee Lauder Companies Inc., Class A	10,117	920,849
USANA Health Sciences Inc.	155	17,272	(a)
		1,152,053

Pharmaceuticals—2.1%
AcelRx Pharmaceuticals Inc.	1,026	2,760	(a)
Aclaris Therapeutics Inc.	260	4,802	(a)
Aerie Pharmaceuticals Inc.	717	12,619	(a)
Agile Therapeutics Inc.	319	2,428	(a)
Akorn Inc.	1,194	34,011	(a)
Allergan PLC	18,254	4,218,317	(a)
Amphastar Pharmaceuticals Inc.	1,057	17,039	(a)
Ampio Pharmaceuticals Inc.	1,274	1,643	(a)
ANI Pharmaceuticals Inc.	236	13,174	(a)
Aratana Therapeutics Inc.	890	5,625	(a)
Axsome Therapeutics Inc.	302	2,277	(a)
Bio-Path Holdings Inc.	2,424	4,824	(a)
Bristol-Myers Squibb Co.	77,162	5,675,265
Catalent Inc.	4,506	103,593	(a)
Cempra Inc.	1,227	20,233	(a)
Collegium Pharmaceutical Inc.	395	4,681	(a)
Corcept Therapeutics Inc.	2,213	12,083	(a)
Depomed Inc.	1,822	35,748	(a)
Dermira Inc.	627	18,340	(a)
Durect Corp.	3,479	4,244	(a)
Egalet Corp.	614	3,045	(a)
Eli Lilly & Co.	44,719	3,521,621
Endocyte Inc.	1,168	3,749	(a)
Flex Pharma Inc.	302	3,083	(a)
Heska Corp.	175	6,505	(a)
Horizon Pharma PLC	4,811	79,237	(a)
Impax Laboratories Inc.	2,183	62,914	(a)
Innoviva Inc.	2,447	25,767
Intersect ENT Inc.	752	9,723	(a)
Intra-Cellular Therapies Inc.	1,026	39,829	(a)
Johnson & Johnson	126,842	15,385,935
Lannett Company Inc.	826	19,651	(a)
Lipocine Inc.	478	1,453	(a)
Mallinckrodt PLC	5,156	313,382	(a)
Merck & Company Inc.	127,495	7,344,987

Mylan N.V.	19,547	845,212	(a)
MyoKardia Inc.	327	4,055	(a)
Nektar Therapeutics	3,871	55,084	(a)
Neos Therapeutics Inc.	391	3,628	(a)
Ocular Therapeutix Inc.	428	2,119	(a)
Omeros Corp.	1,142	12,014	(a)
Pacira Pharmaceuticals Inc.	1,086	36,631	(a)
Paratek Pharmaceuticals Inc.	376	5,230	(a)
Pfizer Inc.	279,856	9,853,730
Phibro Animal Health Corp., Class A	528	9,852
Prestige Brands Holdings Inc.	2,344	129,858	(a)
Reata Pharmaceuticals Inc., Class A	165	3,259	(a)
Relypsa Inc.	1,121	20,739	(a)
Revance Therapeutics Inc.	562	7,643	(a)
Sagent Pharmaceuticals Inc.	761	11,400	(a)
SciClone Pharmaceuticals Inc.	1,489	19,446	(a)
Sucampo Pharmaceuticals Inc., Class A	746	8,184	(a)
Supernus Pharmaceuticals Inc.	1,397	28,457	(a)
Teligent Inc.	1,287	9,189	(a)
Tetraphase Pharmaceuticals Inc.	1,093	4,700	(a)
The Medicines Co.	2,010	67,596	(a)
TherapeuticsMD Inc.	4,475	38,037	(a)
Titan Pharmaceuticals Inc.	552	3,019	(a)
WaVe Life Sciences Ltd.	214	4,428	(a)
XenoPort Inc.	1,752	12,334	(a)
Zoetis Inc.	20,828	988,497
Zogenix Inc.	700	5,635	(a)
		49,204,563

Precious Metals & Minerals—0.0% *
Stillwater Mining Co.	3,643	43,206	(a)

Property & Casualty Insurance—0.2%
Ambac Financial Group Inc.	1,308	21,530	(a)
AMERISAFE Inc.	555	33,977
Atlas Financial Holdings Inc.	329	5,665	(a)
Baldwin & Lyons Inc., Class B	280	6,905
Cincinnati Financial Corp.	6,911	517,565
Donegal Group Inc., Class A	224	3,694
EMC Insurance Group Inc.	227	6,292
Employers Holdings Inc.	931	27,018
Federated National Holding Co.	422	8,035
First American Financial Corp.	1,556	62,582
Hallmark Financial Services Inc.	450	5,215	(a)
HCI Group Inc.	260	7,093
Heritage Insurance Holdings Inc.	790	9,456
Infinity Property & Casualty Corp.	322	25,973
Investors Title Co.	42	4,000
MBIA Inc.	3,917	26,753	(a)
Mercury General Corp.	519	27,590
National Interstate Corp.	204	6,171
Old Republic International Corp.	3,475	67,033
OneBeacon Insurance Group Ltd., Class A	639	8,818
RLI Corp.	1,141	78,478
Safety Insurance Group Inc.	430	26,479
Selective Insurance Group Inc.	1,676	64,040
State Auto Financial Corp.	445	9,750
State National Companies Inc.	944	9,940

Stewart Information Services Corp.	668	27,662
The Allstate Corp.	17,307	1,210,625
The Hanover Insurance Group Inc.	614	51,957
The Navigators Group Inc.	337	30,994
The Progressive Corp.	26,472	886,812
The Travelers Companies Inc.	13,538	1,611,564
United Fire Group Inc.	646	27,410
United Insurance Holdings Corp.	477	7,813
Universal Insurance Holdings Inc.	921	17,112
WR Berkley Corp.	1,400	83,888
		5,025,889

Publishing—0.0% *
Daily Journal Corp.	34	8,058	(a)
Gannett Company Inc.	3,510	48,473
John Wiley & Sons Inc., Class A	697	36,370
Meredith Corp.	1,658	86,067
New Media Investment Group Inc.	1,171	21,160
News Corp., Class A	18,216	206,752
News Corp., Class B	5,375	62,726
Scholastic Corp.	807	31,965
The New York Times Co., Class A	5,484	66,356
Time Inc.	4,555	74,975
tronc Inc.	723	9,977
		652,879

Railroads—0.3%
CSX Corp.	43,785	1,141,913
Genesee & Wyoming Inc., Class A	815	48,044	(a)
Kansas City Southern	5,115	460,810
Norfolk Southern Corp.	13,606	1,158,279
Union Pacific Corp.	38,800	3,385,300
		6,194,346

Real Estate Development—0.0% *
AV Homes Inc.	379	4,631	(a)
Forestar Group Inc.	1,004	11,938	(a)
Stratus Properties Inc.	179	3,353	(a)
		19,922

Real Estate Operating Companies—0.0% *
FRP Holdings Inc.	212	7,314	(a)
Trinity Place Holdings Inc.	497	3,822	(a)
		11,136

Real Estate Services—0.0% *
CBRE Group Inc., Class A	13,580	359,598	(a)
HFF Inc. REIT, Class A	1,072	30,959
Jones Lang LaSalle Inc.	644	62,758
Kennedy-Wilson Holdings Inc.	2,469	46,812
Marcus & Millichap Inc.	410	10,418	(a)
RE/MAX Holdings Inc., Class A	529	21,298
		531,843

Regional Banks—0.6%
1st Source Corp.	486	15,742
Access National Corp.	259	5,053
ACNB Corp.	170	4,269
Allegiance Bancshares Inc.	321	7,986	(a)
American National Bankshares Inc.	261	6,572

Ameris Bancorp.	1,017	30,205
Ames National Corp.	263	7,054
Arrow Financial Corp.	311	9,420
Associated Banc-Corp.	2,134	36,598
Atlantic Capital Bancshares Inc.	502	7,259	(a)
Avenue Financial Holdings Inc.	247	4,854	(a)
Banc of California Inc.	1,467	26,553
BancFirst Corp.	232	13,994
BancorpSouth Inc.	3,792	86,040
Bank of Hawaii Corp.	615	42,312
Bank of Marin Bancorp.	171	8,271
Bank of the Ozarks Inc.	3,675	137,886
Bankwell Financial Group Inc.	166	3,662
Banner Corp.	894	38,031
Bar Harbor Bankshares	175	6,143
BB&T Corp.	37,552	1,337,227
BBCN Bancorp Inc.	2,318	34,585
Berkshire Hills Bancorp Inc.	913	24,578
Blue Hills Bancorp Inc.	747	11,026
BNC Bancorp	1,128	25,617
Boston Private Financial Holdings Inc.	2,395	28,213
Bridge Bancorp Inc.	496	14,086
Brookline Bancorp Inc.	2,027	22,358
Bryn Mawr Bank Corp.	527	15,388
C&F Financial Corp.	93	4,163
C1 Financial Inc.	220	5,133	(a)
Camden National Corp.	301	12,642
Capital Bank Financial Corp., Class A	605	17,424
Capital City Bank Group Inc.	345	4,802
Cardinal Financial Corp.	918	20,141
Carolina Financial Corp.	300	5,604
Cascade Bancorp	924	5,119	(a)
Cathay General Bancorp.	3,276	92,383
Centerstate Banks Inc.	1,382	21,766
Central Pacific Financial Corp.	893	21,075
Central Valley Community Bancorp	249	3,486
Century Bancorp Inc., Class A	102	4,318
Chemical Financial Corp.	1,143	42,622
Chemung Financial Corp.	88	2,583
Citizens & Northern Corp.	330	6,673
Citizens Financial Group Inc.	24,597	491,448
City Holding Co.	436	19,825
CNB Financial Corp.	411	7,316
CoBiz Financial Inc.	1,093	12,788
Codorus Valley Bancorp Inc.	220	4,481
Columbia Banking System Inc.	1,731	48,572
Commerce Bancshares Inc.	1,190	57,001
Community Bank System Inc.	1,286	52,842
Community Trust Bancorp Inc.	466	16,152
CommunityOne Bancorp	379	4,791	(a)
ConnectOne Bancorp Inc.	900	14,121
County Bancorp Inc.	132	2,722
CU Bancorp	509	11,570	(a)
Cullen/Frost Bankers Inc.	779	49,646
Customers Bancorp Inc.	767	19,275	(a)
CVB Financial Corp.	3,032	49,694
Eagle Bancorp Inc.	916	44,069	(a)

East West Bancorp Inc.	2,056	70,274
Enterprise Bancorp Inc.	252	6,045
Enterprise Financial Services Corp.	598	16,678
Equity Bancshares Inc., Class A	143	3,166	(a)
Farmers Capital Bank Corp.	230	6,291
Farmers National Banc Corp.	703	6,186
FCB Financial Holdings Inc., Class A	897	30,498	(a)
Fidelity Southern Corp.	612	9,590
Fifth Third Bancorp	35,077	617,004
Financial Institutions Inc.	407	10,610
First BanCorp	588	10,337
First Bancorp Inc.	330	7,108
First Busey Corp.	919	19,657
First Business Financial Services Inc.	264	6,196
First Citizens BancShares Inc., Class A	228	59,031
First Commonwealth Financial Corp.	2,564	23,589
First Community Bancshares Inc.	493	11,063
First Community Financial Partners Inc.	378	3,326	(a)
First Connecticut Bancorp Inc.	419	6,939
First Financial Bancorp.	1,829	35,574
First Financial Bankshares Inc.	1,904	62,432
First Financial Corp.	321	11,755
First Financial Northwest Inc.	250	3,320
First Foundation Inc.	391	8,406	(a)
First Horizon National Corp.	3,322	45,777
First Internet Bancorp	150	3,573
First Interstate Bancsystem Inc., Class A	589	16,551
First Merchants Corp.	1,193	29,741
First Mid-Illinois Bancshares Inc.	162	4,050
First Midwest Bancorp Inc.	2,395	42,056
First NBC Bank Holding Co.	462	7,757	(a)
First Niagara Financial Group Inc.	5,035	49,041
First Northwest Bancorp	312	3,975	(a)
FirstMerit Corp.	7,314	148,255
Flushing Financial Corp.	841	16,719
FNB Corp.	9,233	115,782
Franklin Financial Network Inc.	280	8,781	(a)
Fulton Financial Corp.	7,666	103,491
German American Bancorp Inc.	430	13,747
Glacier Bancorp Inc.	2,272	60,390
Great Southern Bancorp Inc.	298	11,017
Great Western Bancorp Inc.	1,766	55,700
Green Bancorp Inc.	588	5,127	(a)
Guaranty Bancorp	451	7,532
Hampton Roads Bankshares Inc.	1,165	2,085	(a)
Hancock Holding Co.	3,376	88,147
Hanmi Financial Corp.	909	21,352
Heartland Financial USA Inc.	653	23,044
Heritage Commerce Corp.	704	7,413
Heritage Financial Corp.	894	15,717
Heritage Oaks Bancorp	727	5,772
Hilltop Holdings Inc.	2,203	46,241	(a)
Home BancShares Inc.	3,615	71,541
HomeTrust Bancshares Inc.	519	9,601	(a)
Horizon Bancorp	365	9,176
Huntington Bancshares Inc.	37,334	333,766
Iberiabank Corp.	1,222	72,990

Independent Bank Corp.	764	34,915
Independent Bank Corp.	663	9,620
Independent Bank Group Inc.	329	14,117
International Bancshares Corp.	2,422	63,190
Investors Bancorp Inc.	8,909	98,712
KeyCorp	39,148	432,585
Lakeland Bancorp Inc.	1,177	13,394
Lakeland Financial Corp.	477	22,424
LCNB Corp.	243	3,839
LegacyTexas Financial Group Inc.	1,326	35,683
Live Oak Bancshares Inc.	572	8,071
M&T Bank Corp.	7,237	855,631
Macatawa Bank Corp.	757	5,617
MainSource Financial Group Inc.	687	15,148
MB Financial Inc.	2,095	76,007
MBT Financial Corp.	518	4,144
Mercantile Bank Corp.	494	11,787
Merchants Bancshares Inc.	154	4,694
Middleburg Financial Corp.	135	3,672
Midland States Bancorp Inc.	104	2,256	(a)
MidWestOne Financial Group Inc.	236	6,740
MutualFirst Financial Inc.	153	4,185
National Bank Holdings Corp., Class A	788	16,044
National Bankshares Inc.	190	6,635
National Commerce Corp.	246	5,737	(a)
NBT Bancorp Inc.	1,280	36,646
Nicolet Bankshares Inc.	204	7,768	(a)
Northrim BanCorp Inc.	193	5,074
OFG Bancorp	1,339	11,114
Old Line Bancshares Inc.	238	4,284
Old National Bancorp	3,956	49,569
Old Second Bancorp Inc.	845	5,771
Opus Bank	512	17,306
Orrstown Financial Services Inc.	201	3,628
Pacific Continental Corp.	589	9,253
Pacific Mercantile Bancorp	423	3,003	(a)
Pacific Premier Bancorp Inc.	795	19,080	(a)
PacWest Bancorp	1,635	65,040
Park National Corp.	398	36,528
Park Sterling Corp.	1,410	9,997
Peapack Gladstone Financial Corp.	475	8,792
Penns Woods Bancorp Inc.	130	5,459
People’s United Financial Inc.	14,822	217,291
People’s Utah Bancorp	376	6,242
Peoples Bancorp Inc.	485	10,568
Peoples Financial Services Corp.	217	8,493
Pinnacle Financial Partners Inc.	1,197	58,473
Preferred Bank	370	10,684
Premier Financial Bancorp Inc.	240	4,044
PrivateBancorp Inc.	3,480	153,224
Prosperity Bancshares Inc.	2,936	149,707
QCR Holdings Inc.	357	9,707
Regions Financial Corp.	56,875	484,006
Renasant Corp.	1,219	39,410
Republic Bancorp Inc., Class A	303	8,372
Republic First Bancorp Inc.	980	4,224	(a)
S&T Bancorp Inc.	1,005	24,572

Sandy Spring Bancorp Inc.	739	21,475
Seacoast Banking Corporation of Florida	878	14,259	(a)
ServisFirst Bancshares Inc.	690	34,079
Shore Bancshares Inc.	354	4,160
Sierra Bancorp	368	6,142
Signature Bank	767	95,814	(a)
Simmons First National Corp., Class A	871	40,227
South State Corp.	709	48,247
Southern First Bancshares Inc.	168	4,049	(a)
Southern National Bancorp of Virginia Inc.	312	3,791
Southside Bancshares Inc.	727	22,479
Southwest Bancorp Inc.	496	8,397
State Bank Financial Corp.	1,018	20,716
Sterling Bancorp	3,782	59,377
Stock Yards Bancorp Inc.	661	18,660
Stonegate Bank	334	10,778
Suffolk Bancorp	358	11,209
Summit Financial Group Inc.	241	4,218
Sun Bancorp Inc.	325	6,715	(a)
SunTrust Banks Inc.	22,784	935,967
SVB Financial Group	737	70,133	(a)
Synovus Financial Corp.	1,809	52,443
Talmer Bancorp Inc., Class A	1,749	33,528
TCF Financial Corp.	2,442	30,891
Texas Capital Bancshares Inc.	1,379	64,482	(a)
The Bancorp Inc.	1,017	6,122	(a)
The First of Long Island Corp.	421	12,070
The PNC Financial Services Group Inc.	23,041	1,875,307
Tompkins Financial Corp.	433	28,145
TowneBank	1,666	36,069
Trico Bancshares	612	16,891
Tristate Capital Holdings Inc.	644	8,842	(a)
Triumph Bancorp Inc.	458	7,328	(a)
Trustmark Corp.	2,969	73,780
UMB Financial Corp.	1,340	71,301
Umpqua Holdings Corp.	9,741	150,693
Union Bankshares Corp.	1,301	32,148
Union Bankshares Inc.	110	4,000
United Bankshares Inc.	1,966	73,745
United Community Banks Inc.	2,080	38,043
Univest Corporation of Pennsylvania	587	12,339
Valley National Bancorp	10,548	96,198
Veritex Holdings Inc.	235	3,765	(a)
Washington Trust Bancorp Inc.	440	16,685
WashingtonFirst Bankshares Inc.	233	5,035
Webster Financial Corp.	4,042	137,226
WesBanco Inc.	1,063	33,006
West Bancorporation Inc.	474	8,812
Westamerica Bancorporation	743	36,600
Wilshire Bancorp Inc.	2,131	22,205
Wintrust Financial Corp.	1,446	73,746
Yadkin Financial Corp.	1,491	37,409
Your Community Bankshares Inc.	146	5,425
Zions Bancorporation	9,762	245,319
		13,720,877

Reinsurance—0.0% *
Alleghany Corp.	220	120,908	(a)

Endurance Specialty Holdings Ltd.	877	58,899
Enstar Group Ltd.	341	55,239	(a)
Everest Re Group Ltd.	609	111,246
Greenlight Capital Re Ltd., Class A	865	17,438	(a)
Maiden Holdings Ltd.	1,754	21,469
Reinsurance Group of America Inc.	917	88,940
WMIH Corp.	5,996	13,311	(a)
		487,450

Renewable Electricity—0.0% *
Ormat Technologies Inc.	1,158	50,674
Pattern Energy Group Inc.	1,710	39,278
TerraForm Global Inc., Class A	2,695	8,786	(a)
TerraForm Power Inc., Class A	2,592	28,253	(a)
Vivint Solar Inc.	601	1,845	(a)
		128,836

Research & Consulting Services—0.1%
Acacia Research Corp.	1,573	6,921
CBIZ Inc.	1,442	15,011	(a)
CEB Inc.	1,427	88,017
CRA International Inc.	297	7,490	(a)
Equifax Inc.	5,553	713,005
Exponent Inc.	762	44,508
Franklin Covey Co.	308	4,722	(a)
FTI Consulting Inc.	1,828	74,363	(a)
Hill International Inc.	1,151	4,685	(a)
Huron Consulting Group Inc.	648	39,152	(a)
ICF International Inc.	543	22,209	(a)
IDI Inc.	428	2,024	(a)
Mistras Group Inc.	479	11,434	(a)
Navigant Consulting Inc.	1,456	23,514	(a)
Nielsen Holdings PLC	16,482	856,570
Resources Connection Inc.	1,084	16,022
RPX Corp.	1,554	14,250	(a)
The Advisory Board Co.	1,244	44,025	(a)
The Dun & Bradstreet Corp.	1,727	210,418
Verisk Analytics Inc.	7,359	596,668	(a)
		2,795,008

Residential REITs—0.2%
American Campus Communities Inc.	1,859	98,285
Apartment Investment & Management Co., Class A	7,270	321,043
AvalonBay Communities Inc.	6,245	1,126,536
Bluerock Residential Growth REIT Inc.	567	7,371
Camden Property Trust	1,240	109,641
Colony Starwood Homes	1,940	59,015
Education Realty Trust Inc.	2,935	135,421
Equity Residential	16,630	1,145,474
Essex Property Trust Inc.	2,959	674,918
Independence Realty Trust Inc.	1,185	9,693
Mid-America Apartment Communities Inc.	1,076	114,486
Monogram Residential Trust Inc.	5,029	51,346
NexPoint Residential Trust Inc.	584	10,629
Post Properties Inc.	769	46,948
Preferred Apartment Communities Inc., Class A	663	9,759
Silver Bay Realty Trust Corp.	1,002	17,064

UDR Inc.	11,982	442,376
UMH Properties Inc.	668	7,515
		4,387,520

Restaurants—0.5%
Biglari Holdings Inc.	31	12,504	(a)
BJ’s Restaurants Inc.	695	30,462	(a)
Bloomin’ Brands Inc.	3,426	61,223
Bob Evans Farms Inc.	598	22,694
Bojangles’ Inc.	254	4,305	(a)
Brinker International Inc.	816	37,152
Buffalo Wild Wings Inc.	834	115,884	(a)
Carrols Restaurant Group Inc.	1,002	11,924	(a)
Chipotle Mexican Grill Inc.	1,351	544,129	(a)
Chuy’s Holdings Inc.	491	16,994	(a)
Cracker Barrel Old Country Store Inc.	917	157,238
Darden Restaurants Inc.	5,451	345,266
Dave & Buster’s Entertainment Inc.	1,133	53,013	(a)
Del Frisco’s Restaurant Group Inc.	700	10,024	(a)
Del Taco Restaurants Inc.	668	6,079	(a)
Denny’s Corp.	2,301	24,690	(a)
DineEquity Inc.	527	44,679
Domino’s Pizza Inc.	717	94,199
Dunkin’ Brands Group Inc.	1,306	56,968
El Pollo Loco Holdings Inc.	588	7,644	(a)
Fiesta Restaurant Group Inc.	776	16,925	(a)
Fogo De Chao Inc.	121	1,580	(a)
J. Alexander’s Holdings Inc.	418	4,151	(a)
Jack in the Box Inc.	1,440	123,725
Jamba Inc.	335	3,447	(a)
Kona Grill Inc.	259	2,776	(a)
Krispy Kreme Doughnuts Inc.	1,736	36,387	(a)
Luby’s Inc.	559	2,806	(a)
McDonald’s Corp.	40,448	4,867,512
Nathan’s Famous Inc.	89	3,961	(a)
Noodles & Co.	372	3,638	(a)
Panera Bread Co., Class A	328	69,516	(a)
Papa John’s International Inc.	818	55,624
Popeyes Louisiana Kitchen Inc.	650	35,516	(a)
Potbelly Corp.	695	8,715	(a)
Red Robin Gourmet Burgers Inc.	410	19,446	(a)
Ruby Tuesday Inc.	1,893	6,834	(a)
Ruth’s Hospitality Group Inc.	956	15,248
Shake Shack Inc., Class A	467	17,013	(a)
Sonic Corp.	1,436	38,844
Starbucks Corp.	67,216	3,839,378
Texas Roadhouse Inc.	2,880	131,328
The Cheesecake Factory Inc.	2,001	96,328
The Habit Restaurants Inc., Class A	355	5,815	(a)
The Wendy’s Co.	3,105	29,870
Wingstop Inc.	465	12,671	(a)
Yum! Brands Inc.	18,660	1,547,287
Zoe’s Kitchen Inc.	582	21,109	(a)
		12,674,521

Retail REITs—0.3%
Acadia Realty Trust	2,120	75,302
Agree Realty Corp.	702	33,865

Alexander’s Inc.	63	25,782
CBL & Associates Properties Inc.	5,015	46,690
Cedar Realty Trust Inc.	2,449	18,196
Equity One Inc.	1,295	41,673
Federal Realty Investment Trust	3,365	557,076
General Growth Properties Inc.	27,479	819,424
Getty Realty Corp.	776	16,645
Kimco Realty Corp.	19,369	607,799
Kite Realty Group Trust	2,469	69,206
National Retail Properties Inc.	2,058	106,440
Pennsylvania Real Estate Investment Trust	2,045	43,865
Ramco-Gershenson Properties Trust	2,349	46,064
Realty Income Corp.	11,697	811,304
Regency Centers Corp.	1,392	116,552
Retail Opportunity Investments Corp.	2,977	64,512
Rouse Properties Inc.	1,134	20,696
Saul Centers Inc.	279	17,217
Seritage Growth Properties REIT, Class A	744	37,081
Simon Property Group Inc.	14,267	3,094,512
Tanger Factory Outlet Centers Inc.	1,357	54,524
Taubman Centers Inc.	855	63,441
The Macerich Co.	5,703	486,979
Urban Edge Properties	4,013	119,828
Urstadt Biddle Properties Inc., Class A	803	19,898
Weingarten Realty Investors	1,649	67,312
WP GLIMCHER Inc.	8,185	91,590
		7,573,473

Security & Alarm Services—0.0% *
The Brink’s Co.	1,345	38,319
Tyco International PLC	19,812	843,991
		882,310

Semiconductor Equipment—0.1%
Advanced Energy Industries Inc.	1,190	45,172	(a)
Amkor Technology Inc.	2,961	17,026	(a)
Applied Materials Inc.	49,801	1,193,730
Axcelis Technologies Inc.	3,348	9,006	(a)
Brooks Automation Inc.	2,013	22,586
Cabot Microelectronics Corp.	716	30,316
Cohu Inc.	761	8,257
Entegris Inc.	4,222	61,092	(a)
FormFactor Inc.	1,981	17,807	(a)
KLA-Tencor Corp.	7,309	535,384
Lam Research Corp.	7,423	623,977
MKS Instruments Inc.	1,589	68,422
Nanometrics Inc.	717	14,906	(a)
PDF Solutions Inc.	742	10,381	(a)
Photronics Inc.	1,935	17,241	(a)
Rudolph Technologies Inc.	949	14,738	(a)
Teradyne Inc.	2,917	57,436
Tessera Technologies Inc.	1,469	45,010
Ultra Clean Holdings Inc.	887	5,047	(a)
Ultratech Inc.	648	14,885	(a)
Veeco Instruments Inc.	1,206	19,971	(a)
Xcerra Corp.	1,503	8,642	(a)
		2,841,032

Semiconductors—0.9%
Acacia Communications Inc.	156	6,231	(a)
Advanced Micro Devices Inc.	28,683	147,431	(a)
Alpha & Omega Semiconductor Ltd.	498	6,937	(a)
Ambarella Inc.	956	48,574	(a)
Analog Devices Inc.	14,076	797,265
Applied Micro Circuits Corp.	2,270	14,573	(a)
Cavium Inc.	1,680	64,848	(a)
CEVA Inc.	583	15,840	(a)
Cirrus Logic Inc.	1,861	72,188	(a)
Cree Inc.	1,443	35,267	(a)
Cypress Semiconductor Corp.	4,501	47,486
Diodes Inc.	1,131	21,251	(a)
DSP Group Inc.	691	7,331	(a)
Exar Corp.	1,221	9,829	(a)
Fairchild Semiconductor International Inc.	5,024	99,726	(a)
First Solar Inc.	3,608	174,916	(a)
GigPeak Inc.	1,383	2,711	(a)
Inphi Corp.	1,209	38,724	(a)
Integrated Device Technology Inc.	5,951	119,794	(a)
Intel Corp.	217,930	7,148,104
Intersil Corp., Class A	5,931	80,306
IXYS Corp.	729	7,472
Kopin Corp.	2,054	4,560	(a)
Lattice Semiconductor Corp.	3,565	19,073	(a)
Linear Technology Corp.	11,207	521,462
MACOM Technology Solutions Holdings Inc.	707	23,317	(a)
MaxLinear Inc., Class A	1,630	29,307	(a)
Microchip Technology Inc.	10,190	517,244
Micron Technology Inc.	46,478	639,537	(a)
Microsemi Corp.	5,004	163,531	(a)
Monolithic Power Systems Inc.	1,158	79,115
NeoPhotonics Corp.	914	8,710	(a)
NVE Corp.	141	8,270
NVIDIA Corp.	23,107	1,086,260
Power Integrations Inc.	820	41,057
Qorvo Inc.	6,137	339,131	(a)
QUALCOMM Inc.	67,494	3,615,654
Rambus Inc.	3,254	39,308	(a)
Semtech Corp.	1,926	45,954	(a)
Sigma Designs Inc.	1,092	7,022	(a)
Silicon Laboratories Inc.	1,780	86,757	(a)
Skyworks Solutions Inc.	8,958	566,862
Synaptics Inc.	1,632	87,720	(a)
Texas Instruments Inc.	46,068	2,886,160
Xilinx Inc.	12,043	555,544
		20,338,359

Silver—0.0% *
Coeur Mining Inc.	4,557	48,578	(a)
Hecla Mining Co.	11,404	58,160
		106,738

Soft Drinks—0.7%
Coca-Cola Bottling Company Consolidated	141	20,793
Dr Pepper Snapple Group Inc.	8,521	823,384
Monster Beverage Corp.	6,528	1,049,115	(a)
National Beverage Corp.	352	22,109	(a)

PepsiCo Inc.	66,450	7,039,713
Primo Water Corp.	618	7,299	(a)
The Coca-Cola Co.	179,065	8,117,017
		17,079,430

Specialized Consumer Services—0.0% *
Ascent Capital Group Inc., Class A	302	4,648	(a)
Carriage Services Inc.	436	10,324
Collectors Universe Inc.	231	4,562
H&R Block Inc.	11,054	254,242
Liberty Tax Inc.	178	2,371
LifeLock Inc.	2,534	40,063	(a)
Regis Corp.	1,094	13,620	(a)
Service Corporation International	2,789	75,415
Sotheby’s	2,313	63,376
Weight Watchers International Inc.	822	9,560	(a)
		478,181

Specialized Finance—0.2%
CBOE Holdings Inc.	1,165	77,612
CME Group Inc.	15,524	1,512,038
FactSet Research Systems Inc.	589	95,076
GAIN Capital Holdings Inc.	998	6,307
Intercontinental Exchange Inc.	5,440	1,392,423
MarketAxess Holdings Inc.	535	77,789
Marlin Business Services Corp.	260	4,238
Moody’s Corp.	7,703	721,848
MSCI Inc.	1,243	95,860
Nasdaq Inc.	5,388	348,442
NewStar Financial Inc.	755	6,357	(a)
On Deck Capital Inc.	1,393	7,174	(a)
Resource America Inc., Class A	352	3,422
S&P Global Inc.	12,126	1,300,635
		5,649,221

Specialized REITs—0.4%
American Tower Corp.	19,502	2,215,622
CatchMark Timber Trust Inc., Class A	1,199	14,652
Communications Sales & Leasing Inc.	1,948	56,297	(a)
CorEnergy Infrastructure Trust Inc.	369	10,646
CoreSite Realty Corp.	1,005	89,133
Corrections Corporation of America	1,677	58,729
Crown Castle International Corp.	15,675	1,589,915
Digital Realty Trust Inc.	6,736	734,157
DuPont Fabros Technology Inc.	2,233	106,157
EPR Properties	904	72,935
Equinix Inc.	3,158	1,224,451
Extra Space Storage Inc.	5,649	522,759
Farmland Partners Inc.	337	3,815
Four Corners Property Trust Inc.	883	18,181
InfraREIT Inc.	1,171	20,539	(a)
Iron Mountain Inc.	11,357	452,349
Lamar Advertising Co., Class A	1,171	77,637
National Storage Affiliates Trust	694	14,449
Potlatch Corp.	1,790	61,039
Public Storage	6,814	1,741,590
QTS Realty Trust Inc., Class A	1,405	78,652
Rayonier Inc.	1,757	46,104

Sovran Self Storage Inc.	662	69,457
The Geo Group Inc.	2,224	76,016
Weyerhaeuser Co.	34,140	1,016,348
		10,371,629

Specialty Chemicals—0.3%
A Schulman Inc.	838	20,464
Albemarle Corp.	5,174	410,350
Ashland Inc.	888	101,916
Balchem Corp.	939	56,011
Chase Corp.	217	12,818
Chemtura Corp.	1,906	50,280	(a)
Codexis Inc.	973	3,921	(a)
Ecolab Inc.	12,195	1,446,327
Ferro Corp.	2,478	33,156	(a)
Flotek Industries Inc.	1,618	21,358	(a)
FutureFuel Corp.	727	7,910
GCP Applied Technologies Inc.	2,113	55,022	(a)
HB Fuller Co.	1,497	65,853
Ingevity Corp.	1,270	43,231	(a)
Innophos Holdings Inc.	572	24,144
Innospec Inc.	711	32,699
International Flavors & Fragrances Inc.	3,761	474,149
KMG Chemicals Inc.	269	6,991
Kraton Performance Polymers Inc.	892	24,914	(a)
Minerals Technologies Inc.	1,531	86,961
NewMarket Corp.	142	58,842
OMNOVA Solutions Inc.	1,277	9,258	(a)
PolyOne Corp.	3,731	131,480
PPG Industries Inc.	12,201	1,270,734
Quaker Chemical Corp.	389	34,699
Rayonier Advanced Materials Inc.	1,262	17,151
RPM International Inc.	1,897	94,755
Sensient Technologies Corp.	1,974	140,233
Stepan Co.	586	34,885
TerraVia Holdings Inc.	2,477	6,490	(a)
The Sherwin-Williams Co.	3,586	1,053,101
The Valspar Corp.	1,038	112,135
Valhi Inc.	555	871
		5,943,109

Specialty Stores—0.1%
Barnes & Noble Education Inc.	1,185	12,028	(a)
Barnes & Noble Inc.	1,877	21,304
Big 5 Sporting Goods Corp.	568	5,266
Build-A-Bear Workshop Inc.	427	5,730	(a)
Cabela’s Inc.	688	34,441	(a)
Dick’s Sporting Goods Inc.	1,288	58,037
Five Below Inc.	1,591	73,838	(a)
GNC Holdings Inc., Class A	2,048	49,746
Hibbett Sports Inc.	685	23,831	(a)
MarineMax Inc.	770	13,067	(a)
Office Depot Inc.	23,493	77,762	(a)
Outerwall Inc.	501	21,042
Party City Holdco Inc.	753	10,474	(a)
Signet Jewelers Ltd.	3,728	307,225
Sportsman’s Warehouse Holdings Inc.	767	6,182	(a)
Staples Inc.	29,902	257,755

The Container Store Group Inc.	481	2,574	(a)
Tiffany & Co.	5,228	317,026
Tractor Supply Co.	5,979	545,165
Ulta Salon Cosmetics & Fragrance Inc.	2,855	695,592	(a)
Vitamin Shoppe Inc.	725	22,163	(a)
West Marine Inc.	577	4,841	(a)
Winmark Corp.	68	6,778
		2,571,867

Steel—0.1%
AK Steel Holding Corp.	7,063	32,914	(a)
Allegheny Technologies Inc.	4,786	61,021
Ampco-Pittsburgh Corp.	240	2,714
Carpenter Technology Corp.	2,027	66,749
Cliffs Natural Resources Inc.	5,251	29,773	(a)
Commercial Metals Co.	5,049	85,328
Handy & Harman Ltd.	83	2,174	(a)
Haynes International Inc.	370	11,870
Nucor Corp.	14,375	710,269
Olympic Steel Inc.	274	7,483
Reliance Steel & Aluminum Co.	1,027	78,976
Ryerson Holding Corp.	325	5,688	(a)
Schnitzer Steel Industries Inc., Class A	782	13,763
Steel Dynamics Inc.	3,472	85,064
SunCoke Energy Inc.	1,974	11,489
TimkenSteel Corp.	1,207	11,611
United States Steel Corp.	2,076	35,001
Worthington Industries Inc.	1,996	84,431
		1,336,318

Systems Software—1.1%
A10 Networks Inc.	1,298	8,398	(a)
Barracuda Networks Inc.	654	9,902	(a)
CA Inc.	14,040	460,933
CommVault Systems Inc.	1,756	75,842	(a)
Fortinet Inc.	2,078	65,644	(a)
Gigamon Inc.	971	36,306	(a)
Imperva Inc.	855	36,773	(a)
Infoblox Inc.	1,684	31,592	(a)
Microsoft Corp.	362,478	18,547,999
Oracle Corp.	143,361	5,867,766
Progress Software Corp.	1,470	40,366	(a)
Proofpoint Inc.	1,224	77,222	(a)
Qualys Inc.	814	24,265	(a)
Rapid7 Inc.	582	7,322	(a)
Red Hat Inc.	8,567	621,964	(a)
Rovi Corp.	2,407	37,645	(a)
SecureWorks Corp., Class A	171	2,411	(a)
Symantec Corp.	27,492	564,686
The Rubicon Project Inc.	1,109	15,138	(a)
TubeMogul Inc.	651	7,747	(a)
Varonis Systems Inc.	317	7,614	(a)
VASCO Data Security International Inc.	889	14,571	(a)
		26,562,106

Technology Distributors—0.0% *
Agilysys Inc.	459	4,806	(a)
Anixter International Inc.	866	46,141	(a)
Arrow Electronics Inc.	1,309	81,027	(a)

Avnet Inc.	1,839	74,498
Electro Rent Corp.	508	7,828
ePlus Inc.	189	15,458	(a)
Ingram Micro Inc., Class A	2,118	73,664
Insight Enterprises Inc.	1,122	29,172	(a)
PC Connection Inc.	329	7,830
ScanSource Inc.	746	27,684	(a)
SYNNEX Corp.	1,290	122,318
Systemax Inc.	332	2,832	(a)
Tech Data Corp.	1,545	111,008	(a)
		604,266

Technology Hardware, Storage & Peripherals—1.3%
3D Systems Corp.	4,706	64,425	(a)
Apple Inc.	252,357	24,125,329
Avid Technology Inc.	1,000	5,810	(a)
CPI Card Group Inc.	518	2,595
Cray Inc.	1,190	35,605	(a)
Diebold Inc.	2,716	67,438
Eastman Kodak Co.	544	8,748	(a)
Electronics for Imaging Inc.	1,405	60,471	(a)
EMC Corp.	89,115	2,421,255
Hewlett Packard Enterprise Co.	76,168	1,391,589
HP Inc.	78,077	979,866
Immersion Corp.	829	6,085	(a)
Lexmark International Inc., Class A	879	33,182
NCR Corp.	1,769	49,125	(a)
NetApp Inc.	13,701	336,908
Nimble Storage Inc.	1,857	14,782	(a)
Pure Storage Inc., Class A	1,810	19,729	(a)
Silicon Graphics International Corp.	1,077	5,417	(a)
Stratasys Ltd.	1,460	33,419	(a)
Super Micro Computer Inc.	1,153	28,652	(a)
USA Technologies Inc.	1,069	4,565	(a)
Western Digital Corp.	13,083	618,303
		30,313,298

Textiles—0.0% *
Culp Inc.	310	8,565
Unifi Inc.	480	13,071	(a)
		21,636

Thrifts & Mortgage Finance—0.0% *
Astoria Financial Corp.	2,743	42,050
Bank Mutual Corp.	1,232	9,462
BankFinancial Corp.	460	5,515
Bear State Financial Inc.	515	4,857
Beneficial Bancorp Inc.	2,046	26,025	(a)
BofI Holding Inc.	1,796	31,807	(a)
BSB Bancorp Inc.	242	5,481	(a)
Capitol Federal Financial Inc.	3,832	53,456
Charter Financial Corp.	467	6,202
Clifton Bancorp Inc.	663	9,991
Dime Community Bancshares Inc.	934	15,887
ESSA Bancorp Inc.	221	2,961
EverBank Financial Corp.	3,066	45,561
Federal Agricultural Mortgage Corp., Class C	261	9,088
First Defiance Financial Corp.	269	10,451
Flagstar Bancorp Inc.	615	15,012	(a)

Fox Chase Bancorp Inc.	315	6,407
Greene County Bancorp Inc.	77	1,253
Hingham Institution for Savings	39	4,794
Home Bancorp Inc.	164	4,505
HomeStreet Inc.	754	15,020	(a)
Impac Mortgage Holdings Inc.	270	4,234	(a)
Kearny Financial Corp.	2,720	34,218
Lake Sunapee Bank Group	221	3,781
LendingTree Inc.	188	16,606	(a)
Meridian Bancorp Inc.	1,462	21,608
Meta Financial Group Inc.	246	12,536
MGIC Investment Corp.	10,177	60,553	(a)
Nationstar Mortgage Holdings Inc.	1,053	11,857	(a)
New York Community Bancorp Inc.	6,941	104,046
NMI Holdings Inc., Class A	1,457	7,984	(a)
Northfield Bancorp Inc.	1,271	18,849
Northwest Bancshares Inc.	2,888	42,829
OceanFirst Financial Corp.	618	11,229
Ocwen Financial Corp.	3,068	5,246	(a)
Oritani Financial Corp.	1,172	18,740
PennyMac Financial Services Inc., Class A	456	5,696	(a)
PHH Corp.	1,565	20,846	(a)
Provident Bancorp Inc.	117	1,804	(a)
Provident Financial Holdings Inc.	184	3,367
Provident Financial Services Inc.	1,834	36,020
Radian Group Inc.	6,421	66,907
SI Financial Group Inc.	306	4,051
Southern Missouri Bancorp Inc.	168	3,953
Territorial Bancorp Inc.	233	6,168
TrustCo Bank Corp.	2,870	18,397
United Community Financial Corp.	1,361	8,275
United Financial Bancorp Inc.	1,475	19,146
Walker & Dunlop Inc.	822	18,725	(a)
Walter Investment Management Corp.	534	1,474	(a)
Washington Federal Inc.	4,039	97,986
Waterstone Financial Inc.	811	12,433
Westfield Financial Inc.	429	3,303
WSFS Financial Corp.	863	27,780
		1,056,432

Tires & Rubber—0.0% *
Cooper Tire & Rubber Co.	1,655	49,352
The Goodyear Tire & Rubber Co.	12,602	323,367
		372,719

Tobacco—0.7%
Alliance One International Inc.	240	3,696	(a)
Altria Group Inc.	89,970	6,204,331
Philip Morris International Inc.	71,711	7,294,443
Reynolds American Inc.	37,950	2,046,643
Turning Point Brands Inc.	169	1,736	(a)
Universal Corp.	661	38,166
Vector Group Ltd.	2,643	59,256
		15,648,271

Trading Companies & Distributors—0.1%
Aircastle Ltd.	1,431	27,990
Applied Industrial Technologies Inc.	1,088	49,112
Beacon Roofing Supply Inc.	1,786	81,209	(a)

BMC Stock Holdings Inc.	1,643	29,278	(a)
CAI International Inc.	531	3,983	(a)
DXP Enterprises Inc.	378	5,644	(a)
Fastenal Co.	12,935	574,185
GATX Corp.	1,823	80,157
GMS Inc.	210	4,672	(a)
H&E Equipment Services Inc.	937	17,831
Kaman Corp.	795	33,803
Lawson Products Inc.	174	3,456	(a)
MRC Global Inc.	2,789	39,632	(a)
MSC Industrial Direct Company Inc., Class A	687	48,475
Neff Corp., Class A	301	3,290	(a)
NOW Inc.	4,709	85,421	(a)
Rush Enterprises Inc., Class A	903	19,460	(a)
Rush Enterprises Inc., Class B	172	3,576	(a)
SiteOne Landscape Supply Inc.	345	11,727	(a)
TAL International Group Inc.	1,006	13,490
Textainer Group Holdings Ltd.	663	7,386
Titan Machinery Inc.	539	6,010	(a)
United Rentals Inc.	3,851	258,402	(a)
Univar Inc.	1,278	24,167	(a)
Veritiv Corp.	255	9,583	(a)
Watsco Inc.	368	51,774
Willis Lease Finance Corp.	126	2,801	(a)
WW Grainger Inc.	2,566	583,123
		2,079,637

Trucking—0.0% *
ArcBest Corp.	733	11,911
Celadon Group Inc.	820	6,699
Covenant Transportation Group Inc., Class A	365	6,595	(a)
Heartland Express Inc.	1,392	24,207
JB Hunt Transport Services Inc.	4,243	343,386
Knight Transportation Inc.	1,991	52,921
Landstar System Inc.	606	41,608
Marten Transport Ltd.	709	14,038
Old Dominion Freight Line Inc.	979	59,043	(a)
PAM Transportation Services Inc.	92	1,462	(a)
Roadrunner Transportation Systems Inc.	854	6,371	(a)
Ryder System Inc.	2,527	154,501
Saia Inc.	721	18,126	(a)
Swift Transportation Co.	2,232	34,395	(a)
Universal Logistics Holdings Inc.	253	3,264
USA Truck Inc.	223	3,905	(a)
Werner Enterprises Inc.	1,948	44,746
YRC Worldwide Inc.	992	8,730	(a)
		835,908

Water Utilities—0.0% *
American States Water Co.	1,108	48,553
American Water Works Company Inc.	7,998	675,911
Aqua America Inc.	2,520	89,863
Artesian Resources Corp., Class A	241	8,175
California Water Service Group	1,435	50,124
Connecticut Water Service Inc.	327	18,377
Global Water Resources Inc.	226	1,989
Middlesex Water Co.	484	20,996

SJW Corp.	485	19,099
The York Water Co.	373	11,951
		945,038

Wireless Telecommunication Services—0.0% *
Boingo Wireless Inc.	1,131	10,089	(a)
Leap Wireless International Inc.	1,991	6,321	(a,c)
NII Holdings Inc.	1,573	5,002	(a)
Shenandoah Telecommunications Co.	1,406	54,918
Spok Holdings Inc.	580	11,116
Telephone & Data Systems Inc.	1,344	39,863
		127,309

Total Domestic Equity
(Cost $653,470,675)		886,375,173

Foreign Equity—24.6%

Common Stock—24.3%

Advertising—0.1%
Cheil Worldwide Inc.	2,021	29,830
Dentsu Inc.	7,900	372,756
Hakuhodo DY Holdings Inc.	8,600	103,756
JCDecaux S.A.	2,402	81,075
Publicis Groupe S.A.	6,697	448,530
REA Group Ltd.	842	37,726
WPP PLC	46,038	963,496
		2,037,169

Aerospace & Defense—0.2%
Airbus Group SE	19,929	1,143,564
AviChina Industry & Technology Company Ltd., Class H	76,000	53,000
BAE Systems PLC	97,580	685,963
Bombardier Inc., Class B	51,880	77,498	(a)
CAE Inc.	8,733	104,968
Cobham PLC	37,409	79,143
Embraer S.A.	22,900	125,088
Korea Aerospace Industries Ltd.	1,660	106,427
Leonardo-Finmeccanica S.p.A.	15,038	152,239	(a)
Meggitt PLC	31,899	174,108
Rolls-Royce Holdings PLC	58,305	558,839	(a)
Rolls-Royce Holdings PLC	4,576,305	6,118	(a,c)
Safran S.A.	10,140	683,584
Singapore Technologies Engineering Ltd.	63,000	148,427
Thales S.A.	3,301	274,425
Zodiac Aerospace	6,235	145,610
		4,519,001

Agricultural & Farm Machinery—0.0% *
CNH Industrial N.V.	35,038	254,428
Kubota Corp.	37,000	503,730
		758,158

Agricultural Products—0.0% *
Charoen Pokphand Indonesia Tbk PT	289,500	82,873
Felda Global Ventures Holdings Bhd	47,900	18,008
Genting Plantations Bhd	8,500	22,391
Golden Agri-Resources Ltd.	218,900	57,326
IOI Corporation Bhd	127,900	137,440
Kuala Lumpur Kepong Bhd	18,200	105,260

Wilmar International Ltd.	66,200	161,294
		584,592

Air Freight & Logistics—0.1%
Bollore S.A.	31,468	106,052
Deutsche Post AG	32,236	909,150
Hyundai Glovis Company Ltd.	540	80,889
Royal Mail PLC	25,195	169,980
Yamato Holdings Company Ltd.	10,800	249,610
		1,515,681

Airlines—0.1%
Air China Ltd., Class H	70,000	47,853
AirAsia Bhd	48,500	31,402
ANA Holdings Inc.	46,000	131,944
Cathay Pacific Airways Ltd.	24,000	35,210
China Airlines Ltd.	104,000	31,302	(a)
China Southern Airlines Company Ltd., H Shares	52,000	29,487
Deutsche Lufthansa AG	8,754	103,036
easyJet PLC	5,802	84,664
Eva Airways Corp.	74,573	34,049	(a)
International Consolidated Airlines Group S.A.	28,978	143,633
Japan Airlines Company Ltd.	4,100	132,776
Korean Air Lines Company Ltd.	1,579	35,716	(a)
Latam Airlines Group S.A.	11,360	75,154	(a)
Qantas Airways Ltd.	38,838	82,139	(a)
Singapore Airlines Ltd.	19,000	151,012
Turk Hava Yollari AO	23,896	47,616	(a)
		1,196,993

Airport Services—0.1%
Aena S.A.	2,198	291,661	(e)
Aeroports de Paris	1,084	118,903
Airports of Thailand PCL NVDR	16,100	179,023
Auckland International Airport Ltd.	32,076	148,838
Beijing Capital International Airport Company Ltd., Class H	64,000	69,621
Fraport AG Frankfurt Airport Services Worldwide	1,434	76,861
Grupo Aeroportuario del Pacifico SAB de C.V., Class B	10,700	109,005
Grupo Aeroportuario del Sureste SAB de C.V., Class B	7,500	118,428
Japan Airport Terminal Company Ltd.	1,400	51,128
Malaysia Airports Holdings Bhd	36,000	54,760
Sydney Airport	37,110	193,463
TAV Havalimanlari Holding AS	6,264	26,909
		1,438,600

Alternative Carriers—0.0% *
Iliad S.A.	975	197,030
Inmarsat PLC	16,632	179,988
Intelsat S.A.	874	2,255	(a)
		379,273

Aluminum—0.0% *
Alumina Ltd.	91,959	90,247
Aluminum Corporation of China Ltd., Class H	152,000	48,354	(a)

Hindalco Industries Ltd.	39,321	72,287
Norsk Hydro ASA	48,652	178,124
		389,012

Apparel Retail—0.1%
ABC-Mart Inc.	1,000	67,553
Fast Retailing Company Ltd.	1,900	513,469
Hennes & Mauritz AB, Class B	30,962	909,637
Industria de Diseno Textil S.A.	36,216	1,217,954
Mr Price Group Ltd.	8,676	122,591
Shimamura Company Ltd.	800	119,812
The Foschini Group Ltd.	7,720	73,298
Truworths International Ltd.	16,087	94,148
		3,118,462

Apparel, Accessories & Luxury Goods—0.3%
Adidas AG	7,377	1,060,107
Burberry Group PLC	12,634	197,346
Christian Dior SE	1,807	289,779
Cie Financiere Richemont S.A.	16,654	977,138
Gildan Activewear Inc.	9,242	269,283
Hermes International	887	331,012
HUGO BOSS AG	2,221	126,405
Kering	2,601	419,167
Li & Fung Ltd.	228,000	110,854
LPP S.A.	33	42,165
Luxottica Group S.p.A.	6,436	314,014
LVMH Moet Hennessy Louis Vuitton SE	9,382	1,415,721
Michael Kors Holdings Ltd.	8,337	412,515	(a)
Pandora A/S	3,837	522,999
Shenzhou International Group Holdings Ltd.	16,000	77,372
The Swatch Group AG	889	259,311
The Swatch Group AG	1,612	92,533
		6,917,721

Application Software—0.2%
Constellation Software Inc.	811	312,241
Dassault Systemes	5,024	379,199
Gemalto N.V.	3,114	188,862
Globant S.A.	770	30,299	(a)
Mobileye N.V.	5,500	253,770	(a)
Nice Ltd.	2,227	142,018
Open Text Corp.	4,812	283,044
SAP SE	34,043	2,559,568
Sapiens International Corporation N.V.	732	8,572
The Sage Group PLC	37,466	325,190
		4,482,763

Asset Management & Custody Banks—0.1%
3i Group PLC	31,087	229,039
Aberdeen Asset Management PLC	38,224	144,010
Brait SE	12,888	123,549	(a)
Brookfield Asset Management Inc., Class A	32,239	1,060,980
CETIP SA—Mercados Organizados	8,013	109,525
China Cinda Asset Management Company Ltd., Class H	422,000	143,100
CI Financial Corp.	7,514	155,927
Coronation Fund Managers Ltd.	10,031	45,761
Hargreaves Lansdown PLC	9,137	153,050
IGM Financial Inc.	4,620	125,114
Julius Baer Group Ltd.	7,628	307,739	(a)

Mirae Asset Securities Company Ltd.	3,222	65,139
OM Asset Management PLC	1,195	15,953
Partners Group Holding AG	704	302,422
SBI Holdings Inc.	7,800	78,185
Schroders PLC	4,311	136,798
		3,196,291

Auto Parts & Equipment—0.2%
Aisin Seiki Company Ltd.	6,300	258,308
Bharat Forge Ltd.	4,436	50,128
Bosch Ltd.	136	45,618
Continental AG	4,035	764,355
Delphi Automotive PLC	12,651	791,953
Denso Corp.	16,400	580,836
GKN PLC	61,788	224,323
Hanon Systems	6,000	54,912
Hyundai Mobis Company Ltd.	2,290	503,807
Hyundai Wia Corp.	332	25,882
Koito Manufacturing Company Ltd.	4,000	185,389
Magna International Inc.	13,581	474,242
Motherson Sumi Systems Ltd.	6,492	28,126
NGK Spark Plug Company Ltd.	7,000	106,359
NHK Spring Company Ltd.	6,000	49,016
NOK Corp.	4,000	68,470
Stanley Electric Company Ltd.	5,300	113,933
Sumitomo Electric Industries Ltd.	19,900	265,118
Toyoda Gosei Company Ltd.	2,500	44,816
Toyota Industries Corp.	5,600	224,120
Valeo S.A.	8,823	392,112
		5,251,823

Automobile Manufacturers—0.6%
Astra International Tbk PT	702,900	396,268
Bayerische Motoren Werke AG	10,579	770,719
Brilliance China Automotive Holdings Ltd.	122,000	125,173
BYD Company Ltd., Class H	19,500	117,623	(a)
Chongqing Changan Automobile Company Ltd., Class B	30,000	42,024
Daihatsu Motor Company Ltd.	8,000	104,894
Daimler AG	31,508	1,887,424
Dongfeng Motor Group Company Ltd., Class H	114,000	120,164
Ferrari N.V.	3,488	143,345
Fiat Chrysler Automobiles N.V.	34,881	214,941
Ford Otomotiv Sanayi AS	2,547	27,116
Fuji Heavy Industries Ltd.	20,700	716,210
Geely Automobile Holdings Ltd.	250,000	136,038
Great Wall Motor Company Ltd., Class H	124,500	103,768
Guangzhou Automobile Group Company Ltd., Class H	82,000	98,083
Honda Motor Company Ltd.	52,800	1,333,216
Hyundai Motor Co.	4,756	562,594	(a)
Isuzu Motors Ltd.	18,600	230,603
Kia Motors Corp.	8,487	319,785
Mahindra & Mahindra Ltd.	11,419	242,229
Maruti Suzuki India Ltd.	1,900	118,468
Mazda Motor Corp.	19,100	254,419
Mitsubishi Motors Corp.	21,900	101,763
Nissan Motor Company Ltd.	84,300	757,270
Peugeot S.A.	15,358	184,281	(a)
Renault S.A.	6,843	517,188

Suzuki Motor Corp.	11,700	318,896
Tata Motors Ltd.	33,690	230,258	(a)
Tofas Turk Otomobil Fabrikasi AS	4,588	37,735
Toyota Motor Corp.	89,700	4,451,171
UMW Holdings Bhd	21,300	30,356
Volkswagen AG	1,146	152,081
Yulon Motor Company Ltd.	32,000	27,314
		14,873,417

Automotive Retail—0.0% *
Hotai Motor Company Ltd.	9,000	88,700
USS Company Ltd.	7,800	129,756
		218,456

Biotechnology—0.2%
Actelion Ltd.	3,785	638,889	(a)
Axovant Sciences Ltd.	722	9,271	(a)
Celltrion Inc.	2,688	225,970	(a)
CSL Ltd.	16,291	1,371,651
Genmab A/S	1,800	328,477	(a)
Grifols S.A.	11,634	264,568
Prothena Corporation PLC	1,038	36,289	(a)
Shire PLC	30,175	1,872,664
XBiotech Inc.	517	10,816	(a)
		4,758,595

Brewers—0.4%
AMBEV S.A.	136,211	809,932
Anadolu Efes Biracilik Ve Malt Sanayii AS	8,317	56,254
Anheuser-Busch InBev S.A.	26,776	3,544,587
Asahi Group Holdings Ltd.	10,100	328,730
Carlsberg A/S, Class B	3,979	379,920
China Resources Beer Holdings Company Ltd.	48,000	104,669
Cia Cervecerias Unidas S.A.	3,906	45,753
Heineken Holding N.V.	3,184	258,252
Heineken N.V.	7,858	721,529
Kirin Holdings Company Ltd.	27,900	473,662
SABMiller PLC	31,710	1,857,008
Tsingtao Brewery Company Ltd., Class H	14,000	48,674
		8,628,970

Broadcasting—0.1%
Astro Malaysia Holdings Bhd	30,600	22,239
BEC World PCL NVDR	35,500	23,100
Central European Media Enterprises Ltd., Class A	2,083	4,395	(a)
Global Mediacom Tbk PT	224,500	16,810
Grupo Televisa SAB	84,024	434,165
ITV PLC	120,963	291,239
Media Nusantara Citra Tbk PT	154,000	25,836
ProSiebenSat.1 Media SE	7,909	346,330
RTL Group S.A.	1,661	135,799	(a)
Zee Entertainment Enterprises Ltd.	20,876	141,500
		1,441,413

Building Products—0.2%
Allegion PLC	4,451	309,033
Asahi Glass Company Ltd.	30,000	163,878
Assa Abloy AB, Class B	32,002	657,439
Caesarstone Ltd.	705	24,506	(a)

Cie de Saint-Gobain	15,695	595,571
Daikin Industries Ltd.	8,500	719,081
Geberit AG	1,262	479,127
KCC Corp.	194	64,527
LIXIL Group Corp.	10,400	171,911
TOTO Ltd.	6,000	241,333
		3,426,406

Cable & Satellite—0.2%
Altice N.V. Class A	15,310	228,847	(a)
Altice N.V. Class B	140	2,111	(a)
Cyfrowy Polsat S.A.	6,693	37,290	(a)
Eutelsat Communications S.A.	5,802	109,632
Naspers Ltd., Class N	14,264	2,190,385
SES S.A.	9,706	208,006
Shaw Communications Inc., Class B	15,097	288,293
Sky PLC	36,036	411,200
Telenet Group Holding N.V.	1,897	86,837	(a)
		3,562,601

Casinos & Gaming—0.1%
Aristocrat Leisure Ltd.	10,992	114,166
Berjaya Sports Toto Bhd	26,072	19,660
Crown Resorts Ltd.	12,361	117,382
Galaxy Entertainment Group Ltd.	82,000	245,884
Genting Bhd	88,600	180,469
Genting Malaysia Bhd	109,600	121,181
Genting Singapore PLC	165,000	89,585
Kangwon Land Inc.	4,050	146,954
MGM China Holdings Ltd.	39,200	51,083
OPAP S.A.	10,054	70,147
Paddy Power Betfair PLC	2,000	210,420
Sands China Ltd.	89,600	302,620
SJM Holdings Ltd.	82,000	50,422
Tabcorp Holdings Ltd.	30,325	104,295
Tatts Group Ltd.	55,779	160,259
William Hill PLC	36,050	124,694
Wynn Macau Ltd.	66,400	96,566
		2,205,787

Coal & Consumable Fuels—0.0% *
Adaro Energy Tbk PT	538,500	34,996
Banpu PCL NVDR	38,000	15,973
Cameco Corp.	14,809	161,808
China Coal Energy Company Ltd., Class H	196,000	102,950	(a)
China Shenhua Energy Company Ltd.	133,500	248,301
Coal India Ltd.	18,723	87,068
Exxaro Resources Ltd.	4,703	21,791
United Tractors Tbk PT	63,000	71,081
Yanzhou Coal Mining Company Ltd., Class H	102,000	66,324
		810,292

Commercial Printing—0.0% *
Dai Nippon Printing Company Ltd.	23,000	258,020
Toppan Printing Company Ltd.	21,000	181,761
		439,781

Commodity Chemicals—0.2%
Asahi Kasei Corp.	46,000	322,222

Formosa Chemicals & Fibre Corp.	113,540	286,656
Formosa Plastics Corp.	150,960	366,095
Hanwha Chemical Corp.	3,760	78,563
Hyosung Corp.	768	84,061
Indorama Ventures PCL NVDR	55,500	46,056
Kaneka Corp.	8,000	53,729
Kumho Petrochemical Company Ltd.	572	29,886
Kuraray Company Ltd.	14,900	178,949
LG Chem Ltd.	1,683	384,344
Lotte Chemical Corp.	682	169,741
Methanex Corp.	3,627	104,981
Mexichem SAB de C.V.	41,600	86,901
Mitsui Chemicals Inc.	34,000	125,764
Nan Ya Plastics Corp.	182,850	348,333
Orica Ltd.	15,476	143,734
Petronas Chemicals Group Bhd	112,500	184,454
PTT Global Chemical PCL NVDR	62,900	106,743
Sinopec Shanghai Petrochemical Company Ltd., Class H	129,000	59,691
Synthos S.A.	17,899	16,330	(a)
Teijin Ltd.	19,000	63,371
Toray Industries Inc.	52,000	446,630
		3,687,234

Communications Equipment—0.1%
ARRIS International PLC	2,500	52,400	(a)
Nokia Oyj	188,608	1,075,367
Silicom Ltd.	164	4,903
Telefonaktiebolaget LM Ericsson, Class B	90,438	693,811
ZTE Corp., Class H	29,280	37,320
		1,863,801

Computer & Electronics Retail—0.0% *
Dixons Carphone PLC	29,880	128,782
GOME Electrical Appliances Holding Ltd.	456,000	53,947
Yamada Denki Company Ltd.	25,500	135,495
		318,224

Construction & Engineering—0.2%
ACS Actividades de Construccion y Servicios S.A.	6,864	188,477
ACS Actividades de Construccion y Servicios S.A.	6,864	4,827	(a)
Arabtec Holding PJSC	92,375	34,494	(a)
Boskalis Westminster	2,811	96,022
Bouygues S.A.	6,436	184,580
China Communications Construction Company Ltd., Class H	166,000	179,962
China Railway Construction Corporation Ltd., Class H	73,500	92,788
China Railway Group Ltd., Class H	149,000	111,989
China State Construction International Holdings Ltd.	66,000	87,747
CIMIC Group Ltd.	4,164	112,237
Daelim Industrial Company Ltd.	460	30,686
Daewoo Engineering & Construction Company Ltd.	5,220	25,637	(a)
Ferrovial S.A.	16,751	328,303
Gamuda Bhd	63,600	76,670
GS Engineering & Construction Corp.	2,019	49,279	(a)
Hyundai Development Co-Engineering & Construction	2,420	83,956
Hyundai Engineering & Construction Company Ltd.	1,499	43,856
IJM Corporation Bhd	83,000	71,890
JGC Corp.	8,000	115,278
Kajima Corp.	27,000	188,796

Larsen & Toubro Ltd.	13,482	300,567
Obayashi Corp.	21,000	225,056
Shimizu Corp.	23,000	216,905
Skanska AB, Class B	12,464	260,614
SNC-Lavalin Group Inc.	6,167	257,659
Taisei Corp.	35,000	289,477
Vinci S.A.	17,265	1,219,653
		4,877,405

Construction Machinery & Heavy Trucks—0.1%
Alstom S.A.	5,826	134,659	(a)
CRRC Corporation Ltd., Class H	164,950	148,550
Eicher Motors Ltd.	567	161,356
Hino Motors Ltd.	10,000	100,255
Hitachi Construction Machinery Company Ltd.	4,100	60,238
Hyundai Heavy Industries Company Ltd.	1,548	143,321	(a)
Komatsu Ltd.	31,700	554,305
Samsung Heavy Industries Company Ltd.	3,107	25,009	(a)
SembCorp Marine Ltd.	38,000	44,258
Volvo AB, Class B	50,731	503,264
Weichai Power Company Ltd., Class H	36,000	37,067
Yangzijiang Shipbuilding Holdings Ltd.	82,000	55,047
		1,967,329

Construction Materials—0.2%
ACC Ltd.	1,972	47,546
Ambuja Cements Ltd.	22,724	86,425
Anhui Conch Cement Company Ltd., Class H	52,000	126,041
Asia Cement Corp.	78,030	67,830
Boral Ltd.	33,016	154,755
Cementos Argos S.A.	13,625	55,830
Cemex SAB de C.V.	476,070	291,847	(a)
China National Building Material Company Ltd., Class H	126,000	55,415
CRH PLC	28,530	832,272
Fletcher Building Ltd.	25,315	155,321
Grupo Argos S.A.	11,233	71,437
HeidelbergCement AG	5,149	388,304
Imerys S.A.	1,254	80,099
Indocement Tunggal Prakarsa Tbk PT	55,500	71,375
James Hardie Industries PLC	17,203	266,001
Lafarge Malaysia Bhd	13,800	26,802
LafargeHolcim Ltd.	14,133	592,686	(a)
Semen Indonesia Persero Tbk PT	110,500	78,707
Taiheiyo Cement Corp.	47,000	112,055
Taiwan Cement Corp.	134,000	134,025
The Siam Cement PCL	7,500	101,863
The Siam Cement PCL NVDR	8,400	114,118
Titan Cement Company S.A.	1,510	31,034
Ultratech Cement Ltd.	1,319	66,846
		4,008,634

Consumer Electronics—0.1%
Casio Computer Company Ltd.	8,300	120,308
Garmin Ltd.	5,431	230,383
LG Electronics Inc.	4,419	208,120
Nikon Corp.	13,600	185,353
Panasonic Corp.	72,500	627,861
Sony Corp.	43,100	1,278,166
		2,650,191

Consumer Finance—0.0% *
Acom Company Ltd.	16,000	78,023	(a)
AEON Financial Service Company Ltd.	2,900	63,206
Credit Saison Company Ltd.	6,100	103,145
Gentera SAB de C.V.	41,300	73,313
Mahindra & Mahindra Financial Services Ltd.	10,172	50,730
Provident Financial PLC	5,000	154,812
Samsung Card Company Ltd.	1,450	52,545
Shriram Transport Finance Company Ltd.	4,730	84,499
		660,273

Data Processing & Outsourced Services—0.1%
Amadeus IT Holding S.A., Class A	16,587	731,592
Cielo S.A.	36,254	383,164
Computershare Ltd.	18,369	126,815
EVERTEC Inc.	1,892	29,402
Travelport Worldwide Ltd.	3,461	44,612
		1,315,585

Department Stores—0.1%
El Puerto de Liverpool SAB de C.V.	6,900	72,346
Hyundai Department Store Company Ltd.	375	42,188
Isetan Mitsukoshi Holdings Ltd.	14,800	132,599
J Front Retailing Company Ltd.	9,000	93,929
Lojas Renner S.A.	26,500	195,953
Lotte Shopping Company Ltd.	446	78,889
Marks & Spencer Group PLC	53,208	228,814
Marui Group Company Ltd.	8,400	113,824
Matahari Department Store Tbk PT	50,000	76,205
Next PLC	4,852	321,937
SACI Falabella	27,761	211,248
Shinsegae Company Ltd.	309	52,583
Takashimaya Company Ltd.	10,000	72,097
Woolworths Holdings Ltd.	35,874	206,581
		1,899,193

Distillers & Vintners—0.2%
Diageo PLC	83,973	2,355,621
Pernod Ricard S.A.	6,647	736,727
Remy Cointreau S.A.	964	83,072
Treasury Wine Estates Ltd.	23,696	164,395
United Spirits Ltd.	3,069	113,228	(a)
		3,453,043

Distributors—0.0% *
Imperial Holdings Ltd.	6,577	67,543
Jardine Cycle & Carriage Ltd.	4,444	121,678
		189,221

Diversified Banks—2.8%
Abu Dhabi Commercial Bank PJSC	90,716	150,005
Agricultural Bank of China Ltd., Class H	654,000	240,300
Akbank TAS	81,386	233,331
Alior Bank S.A.	762	10,078	(a)
Alior Bank S.A.	980	12,990	(a)
Alliance Financial Group Bhd	47,100	47,153
Alpha Bank AE	47,969	89,979	(a)
AMMB Holdings Bhd	71,600	79,020
Aozora Bank Ltd.	41,000	143,164
Australia & New Zealand Banking Group Ltd.	96,246	1,750,785

Banco Bilbao Vizcaya Argentaria S.A.	219,811	1,260,757
Banco Bradesco S.A.	12,284	103,563
Banco de Chile	910,255	97,313
Banco de Credito e Inversiones	1,093	47,364
Banco de Sabadell S.A.	182,294	241,664
Banco do Brasil S.A.	29,600	158,729
Banco Latinoamericano de Comercio Exterior S.A., Class E	904	23,956
Banco Popular Espanol S.A.	138,358	179,998
Banco Santander Brasil S.A.	15,321	86,941
Banco Santander Chile	2,798,504	135,220
Banco Santander S.A.	487,018	1,892,001
Bangkok Bank PCL	12,800	59,261
Bangkok Bank PCL NVDR	1,300	5,885
Bank Central Asia Tbk PT	439,500	445,019
Bank Danamon Indonesia Tbk PT	138,000	37,079
Bank Handlowy w Warszawie S.A.	1,235	22,403
Bank Hapoalim BM	44,492	224,632
Bank Leumi Le-Israel BM	47,822	168,275	(a)
Bank Mandiri Persero Tbk PT	411,500	297,784
Bank Millennium S.A.	17,468	20,637	(a)
Bank Negara Indonesia Persero Tbk PT	294,500	116,707
Bank of China Ltd., Class H	2,668,000	1,075,781
Bank of Communications Company Ltd., Class H	367,000	233,458
Bank of Ireland	888,173	183,294	(a)
Bank of Montreal	23,316	1,471,276
Bank of the Philippine Islands	28,542	59,100
Bank Pekao S.A.	5,497	191,136
Bank Rakyat Indonesia Persero Tbk PT	435,600	358,426
Bank Zachodni WBK S.A.	987	65,732
Bankia S.A.	187,778	136,844
Bankinter S.A.	21,316	137,746
Barclays Africa Group Ltd.	16,356	161,332
Barclays PLC	562,236	1,050,054
BDO Unibank Inc.	56,200	134,266
BNP Paribas S.A.	35,758	1,569,881
BOC Hong Kong Holdings Ltd.	134,000	403,797
CaixaBank S.A.	82,136	181,221
Canadian Imperial Bank of Commerce	13,375	999,392
Chang Hwa Commercial Bank Ltd.	206,699	107,927
China CITIC Bank Corporation Ltd., Class H	336,000	205,095
China Construction Bank Corp., Class H	2,794,000	1,866,261
China Development Financial Holding Corp.	406,000	98,473
China Merchants Bank Company Ltd., Class H	131,231	295,396
China Minsheng Banking Corporation Ltd., Class H	244,200	237,230
CIMB Group Holdings Bhd	123,000	133,788
Commercial International Bank Egypt SAE	34,995	156,239
Commerzbank AG	36,239	236,256
Commonwealth Bank of Australia	56,617	3,172,809
Credicorp Ltd.	1,351	208,500
Credit Agricole S.A.	35,241	296,589
CTBC Financial Holding Company Ltd.	556,168	292,524
Danske Bank A/S	24,270	639,287
DBS Group Holdings Ltd.	48,800	575,910
DNB ASA	35,006	419,055
Doha Bank QSC	4,274	41,605
Dubai Islamic Bank PJSC	56,399	78,812
E.Sun Financial Holding Company Ltd.	205,336	121,642

Erste Group Bank AG	9,534	217,304	(a)
Eurobank Ergasias S.A.	2,173	1,377	(a)
First Financial Holding Company Ltd.	279,733	147,097
First Gulf Bank PJSC	25,788	88,650
Grupo Financiero Banorte SAB de C.V., Class O	84,000	465,229
Grupo Financiero Inbursa SAB de C.V., Class O	94,700	159,585
Grupo Financiero Santander Mexico SAB de C.V., Class B	68,900	123,913
Hana Financial Group Inc.	9,676	196,722
Hang Seng Bank Ltd.	26,000	446,319
Hong Leong Bank Bhd	22,500	73,805
Hong Leong Financial Group Bhd	8,200	29,923
HSBC Holdings PLC	642,237	3,995,601
Hua Nan Financial Holdings Company Ltd.	232,007	120,560
ICICI Bank Ltd.	47,185	168,776
Industrial & Commercial Bank of China Ltd., Class H	2,536,000	1,414,274
Industrial Bank of Korea	11,906	116,006
ING Groep N.V.	136,627	1,415,057
Intesa Sanpaolo S.p.A.	451,592	861,082
Intesa Sanpaolo S.p.A.	18,145	32,518
Itau CorpBanca	5,524,790	46,889
Japan Post Bank Company Ltd.	14,500	171,622
Kasikornbank PCL	38,000	187,155
Kasikornbank PCL NVDR	25,000	121,397
KB Financial Group Inc.	13,042	370,862
KBC Group N.V.	9,441	464,819	(a)
Komercni Banka AS	2,365	88,702
Krung Thai Bank PCL NVDR	138,400	64,468
Lloyds Banking Group PLC	2,012,402	1,463,638
Malayan Banking Bhd	68,900	139,375
Masraf Al Rayan QSC	18,301	171,197
mBank S.A.	587	45,988	(a)
Mega Financial Holding Company Ltd.	315,192	238,402
Metropolitan Bank & Trust Co.	17,411	33,534
Mitsubishi UFJ Financial Group Inc.	420,200	1,896,089
Mizrahi Tefahot Bank Ltd.	4,951	57,213
Mizuho Financial Group Inc.	773,800	1,120,870
National Australia Bank Ltd.	87,156	1,670,651
National Bank of Abu Dhabi PJSC	25,568	67,394
National Bank of Canada	10,963	373,031
National Bank of Greece S.A.	1,560	346	(a)
Natixis S.A.	35,140	132,370
Nedbank Group Ltd.	9,395	119,938
Nordea Bank AB	88,046	745,893
OTP Bank PLC	8,571	192,040
Oversea-Chinese Banking Corporation Ltd.	96,075	625,240
Piraeus Bank S.A.	840	157	(a)
Powszechna Kasa Oszczednosci Bank Polski S.A.	35,676	210,597	(a)
Public Bank Bhd	81,840	394,342
Qatar Islamic Bank SAQ	3,300	87,139
Qatar National Bank SAQ	7,544	290,685
Raiffeisen Bank International AG	5,172	65,406	(a)
RHB Capital Bhd	34,822	44,299
Royal Bank of Canada	50,245	2,953,494
Royal Bank of Scotland Group PLC	116,212	264,452	(a)
Sberbank of Russia PJSC ADR	88,322	774,624
Shinhan Financial Group Company Ltd.	14,787	486,034
SinoPac Financial Holdings Company Ltd.	308,987	91,698

Skandinaviska Enskilda Banken AB, Class A	46,511	405,730
Societe Generale S.A.	25,554	800,344
Standard Bank Group Ltd.	39,937	349,800
Standard Chartered PLC	113,293	863,134
State Bank of India	58,990	192,601
Sumitomo Mitsui Financial Group Inc.	43,600	1,267,235
Sumitomo Mitsui Trust Holdings Inc.	105,000	343,898
Svenska Handelsbanken AB, Class A	50,030	606,529
Swedbank AB, Class A	28,962	607,429
Taishin Financial Holding Company Ltd.	250,884	96,997
Taiwan Business Bank	155,514	39,601	(a)
Taiwan Cooperative Financial Holding Company Ltd.	262,862	116,179
The Bank of East Asia Ltd.	40,000	154,431
The Bank of Nova Scotia	41,301	2,013,372
The Commercial Bank QSC	3,901	39,761
The Siam Commercial Bank PCL NVDR	60,100	238,927
The Toronto-Dominion Bank	62,891	2,686,681
TMB Bank PCL NVDR	250,000	15,430
Turkiye Garanti Bankasi AS	68,113	179,969
Turkiye Halk Bankasi AS	25,730	76,599
Turkiye Is Bankasi, Class C	68,731	109,216
Turkiye Vakiflar Bankasi Tao, Class D	28,976	45,517
UniCredit S.p.A.	173,837	382,724
Unione di Banche Italiane SpA	32,708	90,422
United Overseas Bank Ltd.	37,600	518,513
VTB Bank PJSC GDR	85,999	177,934
Westpac Banking Corp.	109,930	2,433,835
Woori Bank	10,759	89,454
Yapi ve Kredi Bankasi AS	34,531	47,889	(a)
		67,314,126

Diversified Capital Markets—0.1%
China Everbright Ltd.	36,000	69,853
Credit Suisse Group AG	63,438	677,363	(a)
Deutsche Bank AG	45,238	626,006	(a)
Investec Ltd.	5,853	36,087
Investec PLC	16,614	103,699
UBS Group AG	127,656	1,660,322
		3,173,330
Diversified Chemicals—0.2%
Arkema S.A.	2,771	212,079
BASF SE	30,188	2,317,279
Daicel Corp.	11,000	114,733
Incitec Pivot Ltd.	61,205	137,264
Lanxess AG	3,347	147,001
Mitsubishi Chemical Holdings Corp.	45,800	211,328
Mitsubishi Gas Chemical Company Inc.	14,000	73,517
OCI Company Ltd.	643	50,973	(a)
Solvay S.A.	2,328	217,689
Sumitomo Chemical Company Ltd.	50,000	207,660
		3,689,523

Diversified Metals & Mining—0.3%
Anglo American PLC	47,262	465,205
Antofagasta PLC	12,579	78,985
BHP Billiton Ltd.	103,238	1,436,433
BHP Billiton PLC	60,023	762,874
Boliden AB	11,175	218,096

Ferroglobe PLC	1,965	16,919
First Quantum Minerals Ltd.	21,644	151,160
Glencore PLC	425,419	880,495
Grupo Mexico SAB de C.V., Class B	98,250	228,141
Jiangxi Copper Company Ltd., Class H	61,000	68,458
KGHM Polska Miedz S.A.	5,917	99,450
Korea Zinc Company Ltd.	341	151,216
Mitsubishi Materials Corp.	28,000	67,483
MMC Norilsk Nickel PJSC ADR	20,445	273,350
Rio Tinto Ltd.	12,764	440,803
Rio Tinto PLC	38,910	1,213,838
South32 Ltd.	188,208	220,372	(a)
Sumitomo Metal Mining Company Ltd.	13,000	133,111
Teck Resources Ltd., Class B	18,681	244,678
Turquoise Hill Resources Ltd.	29,112	97,959	(a)
Vedanta Ltd.	42,022	83,006
		7,332,032

Diversified Real Estate Activities—0.3%
Aldar Properties PJSC	118,736	87,541
Ayala Land Inc.	254,600	211,197
Barwa Real Estate Co.	6,158	55,978
CapitaLand Ltd.	75,000	172,352
City Developments Ltd.	16,000	97,316
Daito Trust Construction Company Ltd.	2,500	408,577
Daiwa House Industry Company Ltd.	19,800	585,293
Ezdan Holding Group QSC	23,752	117,236
Hang Lung Properties Ltd.	80,000	162,041
Henderson Land Development Company Ltd.	46,318	261,645
Kerry Properties Ltd.	29,500	73,344
LendLease Group	22,555	213,909
Mitsubishi Estate Company Ltd.	42,000	775,466
Mitsui Fudosan Company Ltd.	30,000	693,053
New World Development Company Ltd.	194,666	198,497
Nomura Real Estate Holdings Inc.	5,000	87,945
Sumitomo Realty & Development Company Ltd.	12,000	327,549
Sun Hung Kai Properties Ltd.	52,000	627,257
Swire Pacific Ltd., Class A	21,000	237,737
The Wharf Holdings Ltd.	48,000	292,615
Tokyo Tatemono Company Ltd.	8,500	102,605
Tokyu Fudosan Holdings Corp.	18,000	113,033
UOL Group Ltd.	18,000	73,438
Wheelock & Company Ltd.	38,000	179,253
		6,154,877

Diversified REITs—0.1%
Fibra Uno Administracion S.A. de C.V.	80,100	169,107
Fonciere Des Regions	1,009	89,278
Gecina S.A.	1,411	191,324
Growthpoint Properties Ltd.	102,849	180,700
H&R Real Estate Investment Trust	5,097	88,345
ICADE	1,137	79,984
Land Securities Group PLC	28,796	402,381
Mirvac Group	147,961	224,664
Redefine Properties Ltd.	110,314	85,152
Stockland	93,768	331,919
Suntec Real Estate Investment Trust	115,500	152,754

The GPT Group	73,340	297,768
United Urban Investment Corp.	89	161,376
		2,454,752

Diversified Support Services—0.1%
Aggreko PLC	10,107	173,581
Babcock International Group PLC	10,408	126,360
Brambles Ltd.	56,709	528,605
Edenred	7,377	151,216
ISS A/S	5,324	200,391
KEPCO Plant Service & Engineering Company Ltd.	1,248	70,558
		1,250,711

Drug Retail—0.0% *
Raia Drogasil S.A.	7,400	145,840

Education Services—0.0% *
Benesse Holdings Inc.	3,000	70,891
Kroton Educacional S.A.	39,716	168,595
New Oriental Education & Technology Group Inc. ADR ADR	4,500	188,460
		427,946

Electric Utilities—0.4%
AusNet Services	62,633	77,016
CEZ AS	6,598	112,599
Cheung Kong Infrastructure Holdings Ltd.	22,000	189,262
Chubu Electric Power Company Inc.	22,600	323,737
CLP Holdings Ltd.	68,000	695,525
Contact Energy Ltd.	14,241	52,736
CPFL Energia S.A.	9,731	62,540
EDP—Energias de Portugal S.A.	80,877	247,878
EDP—Energias do Brasil S.A.	9,400	39,962
Electricite de France S.A.	8,515	103,358
Endesa S.A.	9,132	183,436
Enea S.A.	3,755	9,402
Enel S.p.A.	256,506	1,139,975
Enersis Americas S.A.	730,486	125,163
Enersis Chile S.A.	730,486	86,061
Fortis Inc.	8,347	280,676
Fortum Oyj	11,864	190,818
Hokuriku Electric Power Co.	6,200	77,331
Iberdrola S.A.	183,768	1,254,940
Interconexion Electrica S.A. ESP	12,838	39,454
Korea Electric Power Corp.	8,344	437,993
Kyushu Electric Power Company Inc.	17,100	172,631
PGE Polska Grupa Energetyczna S.A.	27,532	82,590
Power Assets Holdings Ltd.	49,500	455,138
Red Electrica Corp S.A.	4,215	377,033
RusHydro PJSC ADR	52,229	47,921
Shikoku Electric Power Company Inc.	6,300	75,117
SSE PLC	31,774	664,074
Tata Power Company Ltd.	40,698	44,437
Tauron Polska Energia S.A.	37,527	26,962
Tenaga Nasional Bhd	88,500	309,877
Terna Rete Elettrica Nazionale S.p.A.	57,316	319,314
The Chugoku Electric Power Company Inc.	11,800	151,002
The Kansai Electric Power Company Inc.	27,000	264,690	(a)
Tohoku Electric Power Company Inc.	17,000	215,960

Tokyo Electric Power Company Holdings Inc.	54,100	230,623	(a)
Transmissora Alianca de Energia Eletrica S.A.	2,300	13,784
		9,181,015

Electrical Components & Equipment—0.2%
ABB Ltd.	69,272	1,374,274	(a)
Fuji Electric Company Ltd.	21,000	88,009
Legrand S.A.	9,580	490,943
Mabuchi Motor Company Ltd.	1,800	76,740
Nidec Corp.	7,900	605,329
OSRAM Licht AG	3,806	197,961
Prysmian S.p.A.	7,493	164,643
Schneider Electric SE	19,547	1,141,618
Teco Electric and Machinery Company Ltd.	64,000	54,122
Zhuzhou CRRC Times Electric Company Ltd., Class H	17,000	94,202
		4,287,841

Electronic Components—0.2%
Alps Electric Company Ltd.	5,800	110,915
AU Optronics Corp.	313,000	108,357
Delta Electronics Inc.	62,000	302,518
Hamamatsu Photonics KK	5,200	146,867
Hirose Electric Company Ltd.	1,200	148,530
Innolux Corp.	289,212	97,721
Kyocera Corp.	10,500	502,907
Largan Precision Company Ltd.	4,000	369,933
LG Display Company Ltd.	7,752	179,486
LG Innotek Company Ltd.	512	35,306
Murata Manufacturing Company Ltd.	6,100	688,399
Nippon Electric Glass Company Ltd.	14,000	58,827
Omron Corp.	6,300	206,990
Samsung Electro-Mechanics Company Ltd.	1,559	68,309
Samsung SDI Company Ltd.	1,803	170,707
Simplo Technology Company Ltd.	11,000	38,715
TDK Corp.	4,100	231,013
Yaskawa Electric Corp.	8,000	105,138
Zhen Ding Technology Holding Ltd.	7,350	13,300
		3,583,938

Electronic Equipment & Instruments—0.1%
Hexagon AB, Class B	9,951	363,651
Hitachi High-Technologies Corp.	2,400	66,115
Hitachi Ltd.	156,000	657,918
Ingenico Group S.A.	1,804	209,318
Keyence Corp.	1,600	1,098,908
Shimadzu Corp.	9,000	136,190
Yokogawa Electric Corp.	9,000	102,162
		2,634,262

Electronic Manufacturing Services—0.1%
AAC Technologies Holdings Inc.	30,000	256,674
Fabrinet	1,033	38,345	(a)
Hon Hai Precision Industry Company Ltd.	458,040	1,180,041
TE Connectivity Ltd.	16,256	928,380
		2,403,440

Environmental & Facilities Services—0.0% *
China Everbright International Ltd.	88,000	98,399
Park24 Company Ltd.	3,100	107,230
		205,629

Fertilizers & Agricultural Chemicals—0.1%
Agrium Inc.	4,351	391,613
Grupa Azoty S.A.	816	14,207
Israel Chemicals Ltd.	18,673	72,909
K+S AG	6,950	142,436
OCI N.V.	3,493	47,370	(a)
Potash Corporation of Saskatchewan Inc.	26,038	421,035
Syngenta AG	3,083	1,186,199
Taiwan Fertilizer Company Ltd.	28,000	37,381
UPL Ltd.	8,010	65,683
Yara International ASA	7,581	240,847
		2,619,680

Food Distributors—0.0% *
Bid Corporation Ltd.	11,502	216,767	(a)
The Spar Group Ltd.	6,247	86,166
		302,933

Food Retail—0.3%
Alimentation Couche-Tard Inc., Class B	15,069	643,742
BIM Birlesik Magazalar AS	7,874	153,607
Casino Guichard Perrachon S.A.	2,125	118,083
Colruyt S.A.	2,817	156,055
CP ALL PCL NVDR	164,800	236,385
Delhaize Group	3,869	409,141
Empire Company Ltd., Class A	3,981	58,886
Eurocash S.A.	2,510	29,291
FamilyMart Company Ltd.	2,200	134,953
George Weston Ltd.	1,978	170,294
ICA Gruppen AB	2,095	70,115
J Sainsbury PLC	48,231	150,875
Jeronimo Martins SGPS S.A.	11,329	178,871
Koninklijke Ahold N.V.	30,440	672,920
Lawson Inc.	1,900	152,684
Loblaw Companies Ltd.	6,400	340,574
Magnit PJSC GDR	9,333	311,153
Metro Inc.	8,754	303,394
Pick n Pay Stores Ltd.	9,438	46,215
President Chain Store Corp.	21,000	164,080
Seven & I Holdings Company Ltd.	24,800	1,046,658
Shoprite Holdings Ltd.	16,646	189,600
Tesco PLC	283,611	668,864	(a)
WM Morrison Supermarkets PLC	91,077	229,593
Woolworths Ltd.	38,507	604,685
		7,240,718

Footwear—0.0% *
Anta Sports Products Ltd.	34,000	68,604
Asics Corp.	6,600	112,240
Belle International Holdings Ltd.	203,000	119,744
Feng TAY Enterprise Company Ltd.	11,000	45,734

Pou Chen Corp.	80,000	107,681
Yue Yuen Industrial Holdings Ltd.	31,000	123,667
		577,670

Forest Products—0.0% *
Duratex S.A.	11,374	30,177
West Fraser Timber Company Ltd.	3,058	88,935
		119,112

Gas Utilities—0.1%
APA Group	44,644	310,016
China Gas Holdings Ltd.	58,000	88,781
China Resources Gas Group Ltd.	34,000	103,841
Enagas S.A.	7,905	241,761
ENN Energy Holdings Ltd.	32,000	158,914
GAIL India Ltd.	14,061	80,416
Gas Natural SDG S.A.	10,427	207,488
Hong Kong & China Gas Company Ltd.	241,688	442,250
Korea Gas Corp.	1,143	39,739
Osaka Gas Company Ltd.	74,000	286,364
Perusahaan Gas Negara Persero Tbk	436,000	77,742
Petronas Gas Bhd	24,000	131,369
Snam S.p.A.	74,890	448,208
Toho Gas Company Ltd.	15,000	123,548
Tokyo Gas Company Ltd.	67,000	278,447
		3,018,884

General Merchandise Stores—0.0% *
Canadian Tire Corporation Ltd., Class A	2,622	284,166
Dollarama Inc.	4,331	300,805
Don Quijote Holdings Company Ltd.	4,000	149,629
Harvey Norman Holdings Ltd.	20,526	71,307
Lojas Americanas S.A.	5,850	20,725
Ryohin Keikaku Company Ltd.	700	171,711
		998,343

Gold—0.2%
Agnico Eagle Mines Ltd.	7,434	395,770
AngloGold Ashanti Ltd.	14,863	269,925	(a)
Barrick Gold Corp.	42,773	908,354
Cia de Minas Buenaventura S.A. ADR	8,589	102,639	(a)
Eldorado Gold Corp.	25,001	111,847
Franco-Nevada Corp.	6,022	455,534
Gold Fields Ltd.	31,089	151,783
Goldcorp Inc.	27,809	529,328
Kinross Gold Corp.	42,336	206,676	(a)
Newcrest Mining Ltd.	27,147	469,750	(a)
Randgold Resources Ltd.	3,180	358,339
Yamana Gold Inc.	28,763	148,831
Zijin Mining Group Company Ltd., Class H	230,000	77,261
		4,186,037

Healthcare Distributors—0.0% *
Alfresa Holdings Corp.	6,400	134,589
Medipal Holdings Corp.	5,400	89,365
Shanghai Pharmaceuticals Holding Company Ltd., Class H	22,700	50,336
Sinopharm Group Company Ltd., Class H	41,600	199,837
Suzuken Company Ltd.	2,800	88,713
		562,840

Healthcare Equipment—0.4%
Cochlear Ltd.	2,383	217,074
Getinge AB, Class B	7,959	164,089
LivaNova PLC	606	30,439	(a)
Medtronic PLC	64,976	5,637,968
Novocure Ltd.	1,496	17,458	(a)
Olympus Corp.	8,700	327,009
Oxford Immunotec Global PLC	623	5,607	(a)
Smith & Nephew PLC	31,271	533,232
Sonova Holding AG	1,517	201,819
STERIS PLC	1,225	84,219
Sysmex Corp.	5,200	360,420
Terumo Corp.	9,100	390,901
William Demant Holding A/S	6,135	119,514	(a)
Wright Medical Group N.V.	3,071	53,343	(a)
		8,143,092

Healthcare Facilities—0.0% *
Apollo Hospitals Enterprise Ltd.	2,610	50,978
Bangkok Dusit Medical Services PCL NVDR	109,000	74,298
Bumrungrad Hospital PCL NVDR	13,000	67,695
Healthscope Ltd.	32,226	69,236
IHH Healthcare Bhd	95,100	155,689
Life Healthcare Group Holdings Ltd.	37,712	93,310
Mediclinic International PLC	10,371	152,463
Netcare Ltd.	33,031	70,542
Ramsay Health Care Ltd.	4,955	267,364
Ryman Healthcare Ltd.	4,493	29,914
		1,031,489

Healthcare Services—0.1%
Fresenius Medical Care AG & Company KGaA	7,926	691,152
Fresenius SE & Company KGaA	13,149	967,199
Miraca Holdings Inc.	2,100	91,672
Nobilis Health Corp.	1,629	3,633	(a)
Sonic Healthcare Ltd.	15,192	245,974
		1,999,630

Healthcare Supplies—0.1%
Coloplast A/S, Class B	3,718	278,523
Essilor International S.A.	7,388	972,047
Hoya Corp.	14,800	532,075
Shandong Weigao Group Medical Polymer Company Ltd., Class H	60,000	34,226
		1,816,871

Healthcare Technology—0.0% *
M3 Inc.	4,800	168,622

Heavy Electrical Equipment—0.1%
Bharat Heavy Electricals Ltd.	22,240	42,392
Doosan Heavy Industries & Construction Company Ltd.	2,060	38,236
Mitsubishi Electric Corp.	67,000	805,132
Shanghai Electric Group Company Ltd., Class H	108,000	45,555	(a)
Vestas Wind Systems A/S	8,881	604,101
		1,535,416

Highways & Railtracks—0.1%
Abertis Infraestructuras S.A.	16,021	237,007
Atlantia S.p.A.	13,697	342,588

CCR S.A.	36,100	189,303
Groupe Eurotunnel SE	16,536	174,853
Jasa Marga Persero Tbk PT	81,500	32,696
Jiangsu Expressway Company Ltd., Class H	44,000	61,447
OHL Mexico SAB de C.V.	24,300	29,504	(a)
Promotora y Operadora de Infraestructura SAB de C.V.	7,800	95,134
Transurban Group	80,310	722,170
Zhejiang Expressway Company Ltd., Class H	52,000	49,060
		1,933,762

Home Building—0.1%
Barratt Developments PLC	32,674	178,292
Iida Group Holdings Company Ltd.	5,300	109,253
Persimmon PLC	12,340	240,291
Sekisui Chemical Company Ltd.	16,000	198,430
Sekisui House Ltd.	23,000	405,428
Taylor Wimpey PLC	108,071	192,526
		1,324,220

Home Entertainment Software—0.0% *
GungHo Online Entertainment Inc.	14,400	39,275
Kingsoft Corporation Ltd.	27,000	52,461
Konami Holdings Corp.	3,800	145,923
NCSoft Corp.	441	90,808
Nexon Company Ltd.	4,000	59,590
Nintendo Company Ltd.	3,700	535,185
		923,242

Home Furnishing Retail—0.0% *
Nitori Holdings Company Ltd.	2,600	317,413

Home Furnishings—0.0% *
Hanssem Company Ltd.	497	69,220
Steinhoff International Holdings N.V.	81,878	472,369
		541,589

Home Improvement Retail—0.0% *
Home Product Center PCL NVDR	107,359	30,350
Kingfisher PLC	64,617	278,693
		309,043

Hotels, Resorts & Cruise Lines—0.1%
Accor S.A.	7,354	282,082
Belmond Ltd., Class A	2,506	24,809	(a)
Carnival PLC	7,452	331,947
Flight Centre Travel Group Ltd.	2,032	48,265
InterContinental Hotels Group PLC	7,005	259,423
Minor International PCL NVDR	48,840	56,137
Shangri-La Asia Ltd.	34,000	34,137
TUI AG	18,655	213,215
		1,250,015

Household Appliances—0.0% *
Arcelik AS	8,562	56,392
Coway Company Ltd.	1,774	161,527
Electrolux AB, Class B	9,443	257,097
Haier Electronics Group Company Ltd.	31,000	47,447
Husqvarna AB, Class B	15,105	112,320

Rinnai Corp.	1,200	106,733
Techtronic Industries Company Ltd.	44,000	183,747
		925,263

Household Products—0.2%
Henkel AG & Company KGaA	3,382	366,219
Hindustan Unilever Ltd.	22,472	299,527
Kimberly-Clark de Mexico SAB de C.V., Class A	58,300	136,481
Reckitt Benckiser Group PLC	21,702	2,185,166
Svenska Cellulosa AB SCA, Class B	21,751	697,884
Unicharm Corp.	11,300	255,554
Unilever Indonesia Tbk PT	56,500	193,102
		4,133,933

Human Resource & Employment Services—0.1%
Adecco Group AG	5,309	268,408
Capita PLC	22,774	294,678
Randstad Holding N.V.	4,968	198,890
Recruit Holdings Company Ltd.	5,300	194,904
Seek Ltd.	13,036	149,408
		1,106,288

Hypermarkets & Super Centers—0.1%
Aeon Company Ltd.	24,500	382,904
Carrefour S.A.	18,716	460,829
Cencosud S.A.	43,221	123,135
Distribuidora Internacional de Alimentacion S.A.	22,662	132,419
E-MART Inc.	682	102,916
Massmart Holdings Ltd.	3,853	33,099
Metro AG	6,586	202,778
Sun Art Retail Group Ltd.	88,500	62,462
Wal-Mart de Mexico SAB de C.V.	191,000	455,313
Wesfarmers Ltd.	36,271	1,092,060
		3,047,915

Independent Power Producers & Energy Traders—0.0% *
Aboitiz Power Corp.	66,300	65,081
AES Gener S.A.	82,891	40,585
CGN Power Company Ltd., Class H	390,000	109,004	(e)
China Power International Development Ltd.	121,000	44,823
China Resources Power Holdings Company Ltd.	82,000	123,064
Colbun S.A.	260,471	63,062
Electric Power Development Company Ltd.	4,300	100,842
Empresa Nacional de Electricidad S.A.	101,082	93,438
Endesa Americas S.A.	101,082	46,566
Glow Energy PCL	17,700	43,293
Huaneng Power International Inc., Class H	126,000	78,426
NTPC Ltd.	44,321	102,435
		910,619

Industrial Conglomerates—0.4%
Aboitiz Equity Ventures Inc.	66,580	110,554
Alfa SAB de C.V., Class A	80,824	137,691
Alliance Global Group Inc.	117,400	37,037
Beijing Enterprises Holdings Ltd.	19,500	110,930
CITIC Ltd.	91,000	133,264
CJ Corp.	632	111,583
CK Hutchison Holdings Ltd.	87,064	957,762

DCC PLC	3,000	265,100
DMCI Holdings Inc.	140,000	37,670
Far Eastern New Century Corp.	119,916	89,738
Fosun International Ltd.	84,500	109,671
Grupo Carso SAB de C.V.	22,000	93,823
Hanwha Corp.	2,100	65,239
Industries Qatar QSC	5,401	145,858
Jardine Matheson Holdings Ltd.	8,000	467,710
JG Summit Holdings Inc.	62,960	115,019
Keihan Holdings Company Ltd.	22,000	153,449
Keppel Corporation Ltd.	52,800	218,010
KOC Holding AS	23,474	107,384
Koninklijke Philips N.V.	32,403	805,640
LG Corp.	3,743	208,155
NWS Holdings Ltd.	61,395	97,500
Samsung C&T Corp.	2,705	291,216
Seibu Holdings Inc.	5,300	90,358
Sembcorp Industries Ltd.	42,000	89,021
Shanghai Industrial Holdings Ltd.	20,000	45,521
Siemens AG	26,067	2,677,917
Siemens Ltd.	2,575	50,263
Sime Darby Bhd	110,100	207,434
SK Holdings Company Ltd.	1,185	209,447
SM Investments Corp.	10,194	210,746
Smiths Group PLC	15,368	238,475
The Bidvest Group Ltd.	11,502	109,125
Toshiba Corp.	141,000	386,611	(a)
Turkiye Sise ve Cam Fabrikalari AS	21,544	26,646
		9,211,567

Industrial Gases—0.1%
Air Liquide S.A.	11,388	1,187,702
Air Water Inc.	6,000	88,864
Linde AG	5,160	719,754
Taiyo Nippon Sanso Corp.	5,400	49,958
		2,046,278

Industrial Machinery—0.3%
Alfa Laval AB	7,568	119,109
Amada Holdings Company Ltd.	13,000	132,846
Andritz AG	3,315	157,357
Atlas Copco AB, Class A	24,713	640,940
Atlas Copco AB, Class B	12,243	289,776
China Conch Venture Holdings Ltd.	53,500	106,389
FANUC Corp.	6,400	1,047,959
GEA Group AG	5,847	276,284
Hiwin Technologies Corp.	7,648	35,569
IHI Corp.	53,000	143,801
IMI PLC	10,961	142,639
JTEKT Corp.	8,400	95,836
Kawasaki Heavy Industries Ltd.	41,000	116,366
Kone Oyj, Class B	12,908	596,352
Kurita Water Industries Ltd.	2,800	62,828
Makita Corp.	4,600	307,436
Metso Oyj	5,381	126,643
Minebea Company Ltd.	13,000	88,902
Mitsubishi Heavy Industries Ltd.	106,000	429,054
Nabtesco Corp.	5,000	120,086

NGK Insulators Ltd.	10,000	203,503
NSK Ltd.	12,900	95,048
Pentair PLC	8,437	491,793
Sandvik AB	40,260	402,509
Schindler Holding AG	1,798	326,293
Schindler Holding AG	685	124,955
SKF AB, Class B	15,703	251,252
SMC Corp.	1,800	445,761
Sumitomo Heavy Industries Ltd.	21,000	92,858
The Weir Group PLC	8,910	172,800
THK Company Ltd.	4,600	78,920
Wartsila Oyj Abp	5,119	209,088
WEG S.A.	20,540	88,090
Zardoya Otis S.A.	6,795	64,237
		8,083,279

Industrial REITs—0.0% *
Ascendas Real Estate Investment Trust	87,150	161,434
Goodman Group	70,089	375,318
Nippon Prologis REIT Inc.	35	86,067
Segro PLC	27,782	154,633
		777,452

Insurance Brokers—0.1%
Aon PLC	12,355	1,349,537
Willis Towers Watson PLC	6,443	800,929
		2,150,466

Integrated Oil & Gas—1.0%
BP PLC	612,446	3,599,907
Cenovus Energy Inc.	31,166	428,841
China Petroleum & Chemical Corp., Class H	907,400	654,546
Ecopetrol S.A.	226,632	108,681	(a)
Eni S.p.A.	86,297	1,391,503
Galp Energia SGPS S.A.	10,377	144,483
Gazprom PJSC ADR ADR	196,173	847,656
Husky Energy Inc.	14,254	173,085
Imperial Oil Ltd.	8,844	278,388
Lukoil PJSC ADR	15,761	657,707
MOL Hungarian Oil & Gas PLC	1,514	87,758
OMV AG	3,925	110,454
Origin Energy Ltd.	64,930	283,231
PetroChina Company Ltd., Class H	788,000	543,130
Petroleo Brasileiro S.A.	110,600	397,349	(a)
Polskie Gornictwo Naftowe i Gazownictwo S.A.	63,407	90,024
PTT PCL NVDR	34,800	312,105
Repsol S.A.	35,585	456,652
Rosneft PJSC GDR	45,830	235,786
Royal Dutch Shell PLC, Class A	132,774	3,661,861
Royal Dutch Shell PLC, Class B	132,492	3,675,827
Sasol Ltd.	18,970	516,118
Statoil ASA	37,361	645,602
Suncor Energy Inc.	52,547	1,450,131
Surgutneftegas OJSC ADR	18,187	109,668
Surgutneftegas OJSC ADR	29,028	148,914
Total S.A.	72,874	3,498,522
		24,507,929

Integrated Telecommunication Services—0.6%
Alibaba Health Information Technology Ltd.	44,000	32,533	(a)
BCE Inc.	4,587	215,946
Bezeq The Israeli Telecommunication Corporation Ltd.	71,154	141,257
Bharti Infratel Ltd.	20,538	105,589
BT Group PLC	291,571	1,609,330
China Communications Services Corporation Ltd., Class H	84,000	44,026
China Telecom Corporation Ltd., Class H	564,000	253,645
China Unicom Hong Kong Ltd.	204,000	213,254
Chunghwa Telecom Company Ltd.	122,000	441,233
Deutsche Telekom AG	111,134	1,897,134
Elisa Oyj	6,563	252,444
Emirates Telecommunications Group Co. PJSC	34,000	175,410
Hellenic Telecommunications Organization S.A.	10,479	95,847
HKT Trust & HKT Ltd.	113,280	163,540
Koninklijke KPN N.V.	115,628	412,594
KT Corp.	1,110	28,668
LG Uplus Corp.	8,060	76,551
Nippon Telegraph & Telephone Corp.	24,200	1,142,323
Numericable-SFR S.A.	3,660	91,562
Ooredoo QSC	3,023	73,390
Orange Polska S.A.	28,318	36,366
Orange S.A.	67,800	1,103,654
PCCW Ltd.	173,000	116,473
Proximus SADP	4,685	149,043
Rostelecom PJSC ADR	7,764	67,283
Singapore Telecommunications Ltd.	272,800	843,326
Spark New Zealand Ltd.	68,211	172,931
Swisscom AG	780	388,423
TDC A/S	28,766	141,075
Telecom Italia S.p.A.	350,948	288,548	(a)
Telecom Italia S.p.A.	190,334	122,589	(a)
Telefonica Deutschland Holding AG	18,390	75,832
Telefonica S.A.	139,428	1,325,134
Telekom Malaysia Bhd	42,600	71,702
Telekomunikasi Indonesia Persero Tbk PT	1,797,500	546,881
Telenor ASA	26,623	440,733
Telia Company AB	69,057	326,555
Telstra Corporation Ltd.	137,153	572,340
TELUS Corp.	8,060	258,178
TPG Telecom Ltd.	9,816	87,877
True Corporation PCL	237,369	48,731
Turk Telekomunikasyon AS	16,769	35,357
		14,685,307

Internet Retail—0.1%
Ctrip.com International Ltd. ADR	11,426	470,751	(a)
JD.com Inc. ADR	23,258	493,768	(a)
Rakuten Inc.	30,600	334,297
Vipshop Holdings Ltd. ADR	7,000	78,190	(a)
		1,377,006

Internet Software & Services—0.5%
Alibaba Group Holding Ltd. ADR	33,534	2,666,959	(a)
Auto Trader Group PLC	33,000	156,651	(e)
Baidu Inc. ADR	9,181	1,516,242	(a)
Cimpress N.V.	752	69,545	(a)
Global Sources Ltd.	240	2,201	(a)

Kakaku.com Inc.	3,100	62,001
Kakao Corp.	1,370	111,479
NAVER Corp.	965	597,832
NetEase Inc. ADR	2,671	516,091
Qihoo 360 Technology Company Ltd. ADR ADR	3,000	219,150	(a)
Tencent Holdings Ltd.	183,600	4,216,588
United Internet AG	4,602	191,507
Yahoo Japan Corp.	58,700	262,009
		10,588,255

Investment Banking & Brokerage—0.1%
China Galaxy Securities Company Ltd., Class H	108,000	97,608
CITIC Securities Company Ltd., Class H	76,500	170,148
Daiwa Securities Group Inc.	48,000	254,546
Haitong Securities Company Ltd., Class H	138,000	235,140
ICAP PLC	21,687	122,535
Korea Investment Holdings Company Ltd.	1,740	64,149
Macquarie Group Ltd.	10,730	557,645
Mediobanca S.p.A.	20,019	115,470
Mirae Asset Daewoo Company Ltd.	7,490	51,220
NH Investment & Securities Company Ltd.	6,220	49,910
Nomura Holdings Inc.	121,700	435,681
Samsung Securities Company Ltd.	1,210	37,547
Yuanta Financial Holding Company Ltd.	369,211	119,889
		2,311,488

IT Consulting & Other Services—0.3%
Accenture PLC, Class A	28,831	3,266,264
Atos SE	2,821	232,840
Capgemini S.A.	5,602	483,934
CGI Group Inc., Class A	7,985	339,333	(a)
Fujitsu Ltd.	68,000	251,703
HCL Technologies Ltd.	17,992	195,095
Infosys Ltd.	67,588	1,174,049
Nomura Research Institute Ltd.	4,100	151,358
NTT Data Corp.	5,300	251,957
Otsuka Corp.	1,800	84,724
Samsung SDS Company Ltd.	1,113	139,395
Tata Consultancy Services Ltd.	16,723	632,533
Tech Mahindra Ltd.	9,252	69,931
Wipro Ltd.	25,134	209,051
		7,482,167

Leisure Facilities—0.0% *
Merlin Entertainments PLC	22,365	132,256	(e)
Oriental Land Company Ltd.	7,200	469,263
		601,519

Leisure Products—0.0% *
Bandai Namco Holdings Inc.	6,600	171,444
Giant Manufacturing Company Ltd.	10,000	62,381
Merida Industry Company Ltd.	7,350	31,120
Performance Sports Group Ltd.	1,367	4,101	(a)
Sankyo Company Ltd.	400	15,096
Sega Sammy Holdings Inc.	7,400	80,223
Shimano Inc.	2,800	430,930
Yamaha Corp.	6,100	165,497
		960,792

Life & Health Insurance—0.5%
Aegon N.V.	62,069	246,203
AIA Group Ltd.	405,400	2,432,751
Cathay Financial Holding Company Ltd.	205,417	225,152
China Life Insurance Company Ltd.	103,455	80,537
China Life Insurance Company Ltd., Class H	239,000	515,323
China Taiping Insurance Holdings Company Ltd.	67,288	126,629	(a)
CNP Assurances	5,764	85,133
Discovery Ltd.	11,285	94,805
Great-West Lifeco Inc.	10,027	263,125
Hanwha Life Insurance Company Ltd.	8,480	42,730
Industrial Alliance Insurance & Financial Services Inc.	3,775	118,043
Japan Post Holdings Company Ltd.	16,000	195,927
Legal & General Group PLC	212,518	546,335
Liberty Holdings Ltd.	4,059	33,315
Manulife Financial Corp.	58,393	794,490
Medibank Private Ltd.	100,000	221,399
MMI Holdings Ltd.	36,164	56,108
New China Life Insurance Company Ltd., Class H	23,300	83,430
NN Group N.V.	9,099	250,752
Old Mutual PLC	165,291	448,390
Ping An Insurance Group Company of China Ltd., Class H	177,000	784,245
Power Corporation of Canada	12,324	260,961
Power Financial Corp.	7,564	172,690
Prudential PLC	90,523	1,542,480
Rand Merchant Investment Holdings Ltd.	22,171	62,525
Samsung Life Insurance Company Ltd.	2,853	249,668
Sanlam Ltd.	67,666	281,126
Shin Kong Financial Holding Company Ltd.	265,751	52,312
Sony Financial Holdings Inc.	6,500	73,978
St. James’s Place PLC	18,140	192,098
Standard Life PLC	63,545	251,753
Sun Life Financial Inc.	19,923	651,060
Swiss Life Holding AG	1,203	278,667	(a)
T&D Holdings Inc.	22,500	192,328
The Dai-ichi Life Insurance Company Ltd.	38,500	433,820
		12,340,288

Life Sciences Tools & Services—0.0% *
Divi’s Laboratories Ltd.	2,856	47,542
Lonza Group AG	1,992	331,676	(a)
QIAGEN N.V.	9,834	214,537	(a)
		593,755

Managed Healthcare—0.0% *
Odontoprev S.A.	10,100	41,960
Qualicorp S.A.	8,200	47,632
Triple-S Management Corp., Class B	727	17,761	(a)
		107,353

Marine—0.0% *
AP Moeller—Maersk A/S, Class A	107	134,962
AP Moeller—Maersk A/S, Class B	208	271,889
China COSCO Holdings Company Ltd., Class H	102,500	36,390	(a)
China Shipping Container Lines Company Ltd., Class H	146,000	30,483	(a)
Costamare Inc.	758	5,814
Evergreen Marine Corporation Taiwan Ltd.	64,640	24,069

Kuehne + Nagel International AG	1,515	212,767
MISC Bhd	62,200	115,097
Mitsui OSK Lines Ltd.	28,000	59,934
Nippon Yusen KK	69,000	122,186
		1,013,591

Marine Ports & Services—0.0% *
Adani Ports & Special Economic Zone Ltd.	26,135	80,497
China Merchants Holdings International Company Ltd., Class H	42,000	112,436
COSCO Pacific Ltd.	62,000	61,823
DP World Ltd.	6,267	104,169
Hutchison Port Holdings Trust, Class U	201,000	91,971
International Container Terminal Services Inc.	26,800	35,149
Kamigumi Company Ltd.	8,000	74,429
Mitsubishi Logistics Corp.	5,000	70,412
		630,886

Metal & Glass Containers—0.0% *
Toyo Seikan Group Holdings Ltd.	5,800	111,556

Motorcycle Manufacturers—0.0% *
Bajaj Auto Ltd.	3,146	126,103
Hero Motocorp Ltd.	3,073	144,116
Yamaha Motor Company Ltd.	10,600	162,764
		432,983

Movies & Entertainment—0.0% *
Alibaba Pictures Group Ltd.	360,000	84,243	(a)
Eros International PLC	856	13,927	(a)
IMAX Corp.	1,765	52,032	(a)
Toho Company Ltd.	4,400	122,644
Vivendi S.A.	38,941	729,324
		1,002,170

Multi-Line Insurance—0.4%
Ageas	5,999	208,746
Allianz SE	15,392	2,198,157
Assicurazioni Generali S.p.A.	39,174	462,454
Aviva PLC	135,977	719,762
AXA S.A.	65,903	1,304,483
Baloise Holding AG	1,313	146,588
BB Seguridade Participacoes S.A.	23,900	209,701
China Pacific Insurance Group Company Ltd., Class H	91,800	311,130
Fairfax Financial Holdings Ltd.	773	414,165
Gjensidige Forsikring ASA	7,732	128,834
Mapfre S.A.	49,475	108,773
Porto Seguro S.A.	4,400	36,738
Powszechny Zaklad Ubezpieczen S.A.	23,200	168,370
Sampo Oyj, Class A	12,381	506,885
Sul America S.A.	5,000	24,409
UnipolSai S.p.A.	19,507	29,470
Zurich Insurance Group AG	4,952	1,227,931	(a)
		8,206,596

Multi-Sector Holdings—0.1%
Ayala Corp.	7,150	129,379
Corporation Financiera Colombiana S.A.	3,077	40,364
Eurazeo S.A.	1,517	90,095

Exor S.p.A.	3,417	126,277
First Pacific Company Ltd.	94,000	67,880
Groupe Bruxelles Lambert S.A.	2,554	209,669
Grupo de Inversiones Suramericana S.A.	8,633	113,662
GT Capital Holdings Inc.	2,225	68,400
Haci Omer Sabanci Holding AS	34,397	112,918
Industrivarden AB, Class C	4,939	80,241
Investor AB, Class B	15,625	524,191
Kinnevik AB, Class B	8,574	204,668
Metro Pacific Investments Corp.	129,200	19,240
Onex Corp.	3,866	235,169
Pargesa Holding S.A.	1,294	85,760
Remgro Ltd.	19,519	340,616
Wendel S.A.	781	80,830
		2,529,359

Multi-Utilities—0.2%
AGL Energy Ltd.	28,062	406,892
Atco Ltd., Class I	2,398	83,682
Canadian Utilities Ltd., Class A	4,562	131,482
Centrica PLC	178,420	541,790
E.ON SE	71,142	718,941
Engie S.A.	43,091	692,645
National Grid PLC	131,687	1,944,574
RWE AG	16,339	260,483	(a)
Suez	10,531	164,435
Veolia Environnement S.A.	13,696	296,079
YTL Corporation Bhd	200,400	83,177
YTL Power International Bhd	87,045	30,443
		5,354,623

Office REITs—0.0% *
CapitaLand Commercial Trust	95,000	104,582
City Office REIT Inc.	541	7,022
Dexus Property Group	31,181	211,243
Japan Prime Realty Investment Corp.	22	95,027
Japan Real Estate Investment Corp.	35	217,602
Nippon Building Fund Inc.	56	347,232
		982,708

Office Services & Supplies—0.0% *
Societe BIC S.A.	1,198	168,974

Oil & Gas Drilling—0.0% *
China Oilfield Services Ltd., Class H	58,000	45,064
Ensco PLC, Class A	4,305	41,802
Noble Corporation PLC	3,472	28,609
Seadrill Ltd.	11,231	36,388	(a)
Transocean Ltd.	16,339	194,271
		346,134

Oil & Gas Equipment & Services—0.0% *
Petrofac Ltd.	10,564	110,266
Saipem S.p.A.	250,723	100,355	(a)
Sapurakencana Petroleum Bhd	127,700	46,926
Technip S.A.	4,256	230,605
Tenaris S.A.	17,331	250,757
		738,909

Oil & Gas Exploration & Production—0.2%
ARC Resources Ltd.	11,975	203,871
Cairn India Ltd.	17,722	37,138
Canadian Natural Resources Ltd.	38,395	1,178,428
CNOOC Ltd.	632,000	789,710
Crescent Point Energy Corp.	17,845	280,447
Encana Corp.	28,724	222,281
Inpex Corp.	28,900	227,502
Kunlun Energy Company Ltd.	138,000	115,023
Lundin Petroleum AB	8,987	163,539	(a)
Novatek OJSC GDR GDR	3,285	336,092
Oil & Natural Gas Corporation Ltd.	28,871	92,937
Oil Search Ltd.	24,000	120,995
Peyto Exploration & Development Corp.	4,880	130,314
PrairieSky Royalty Ltd.	6,224	117,512
PTT Exploration & Production PCL NVDR	52,000	124,886
Santos Ltd.	67,557	238,752
Tatneft PJSC ADR	9,139	282,111
Tourmaline Oil Corp.	6,249	163,647	(a)
Vermilion Energy Inc.	4,105	130,038
Woodside Petroleum Ltd.	19,860	402,058
		5,357,281

Oil & Gas Refining & Marketing—0.1%
Bharat Petroleum Corporation Ltd.	6,480	103,570
Caltex Australia Ltd.	9,305	223,982
Cosan S.A. Industria e Comercio	5,500	57,185
Empresas COPEC S.A.	11,610	101,709
Formosa Petrochemical Corp.	43,000	117,241
Grupa Lotos S.A.	2,254	17,364	(a)
GS Holdings Corp.	2,084	86,545
Idemitsu Kosan Company Ltd.	3,200	69,929
IRPC PCL NVDR	378,600	51,477
JX Holdings Inc.	61,300	240,848
Keyera Corp.	6,976	212,283
Neste Oyj	4,893	175,647
Petronas Dagangan Bhd	8,900	51,658
Polski Koncern Naftowy ORLEN S.A.	13,345	233,450
Reliance Industries Ltd.	43,251	622,923
S-Oil Corp.	1,820	120,610
Showa Shell Sekiyu KK	7,600	71,402
SK Innovation Company Ltd.	2,421	298,301
Thai Oil PCL NVDR	30,500	52,285
TonenGeneral Sekiyu KK	11,000	100,864
Tupras Turkiye Petrol Rafinerileri AS	3,135	69,617
		3,078,890

Oil & Gas Storage & Transportation—0.2%
AltaGas Ltd.	4,683	113,226
Ardmore Shipping Corp.	513	3,473
DHT Holdings Inc.	2,800	14,084
Enbridge Inc.	31,623	1,332,661
Frontline Ltd.	1,922	15,126
Golar LNG Ltd.	2,640	40,920
Inter Pipeline Ltd.	11,848	249,969
Koninklijke Vopak N.V.	2,589	129,018
Navios Maritime Acquisition Corp.	2,428	3,812

Pembina Pipeline Corp.	12,074	365,000
Scorpio Tankers Inc.	4,871	20,458
Teekay Corp.	1,282	9,141
Teekay Tankers Ltd., Class A	3,422	10,197
TransCanada Corp.	24,406	1,098,618
Ultrapar Participacoes S.A.	11,400	253,033
Veresen Inc.	9,523	80,293
		3,739,029

Other Diversified Financial Services—0.1%
African Bank Investments Ltd.	52,786	36	(a,c)
AMP Ltd.	90,691	352,873
FirstRand Ltd.	120,303	369,232
Fubon Financial Holding Company Ltd.	240,000	282,967
ORIX Corp.	46,100	600,481
RMB Holdings Ltd.	26,636	102,665
		1,708,254

Packaged Foods & Meats—0.7%
Ajinomoto Company Inc.	19,000	450,604
Aryzta AG	3,492	129,355	(a)
Associated British Foods PLC	11,143	407,725
Barry Callebaut AG	87	107,372	(a)
BRF S.A.	20,100	283,141
Calbee Inc.	2,400	101,067
Charoen Pokphand Foods PCL NVDR	115,100	94,363
China Huishan Dairy Holdings Company Ltd.	248,000	101,254
China Mengniu Dairy Company Ltd.	106,000	185,441
Chocoladefabriken Lindt & Spruengli AG	33	197,281
Chocoladefabriken Lindt & Spruengli AG	4	286,528
CJ CheilJedang Corp.	320	108,379
Danone S.A.	20,336	1,424,705
GlaxoSmithKline Consumer Healthcare Ltd.	162	14,065
Gruma SAB de C.V., Class B	8,900	126,872
Grupo Bimbo SAB de C.V., Class A	66,600	206,992
Indofood CBP Sukses Makmur Tbk PT	32,000	42,067
Indofood Sukses Makmur Tbk PT	165,000	90,786
JBS S.A.	25,900	80,843
Kerry Group PLC, Class A	5,644	501,100
Kikkoman Corp.	6,000	222,857
Lotte Confectionery Company Ltd.	350	59,404
M Dias Branco S.A.	1,200	39,666
MEIJI Holdings Company Ltd.	4,000	413,725
Nestle India Ltd.	845	82,019
Nestle S.A.	105,366	8,182,852
NH Foods Ltd.	7,000	172,586
Nisshin Seifun Group Inc.	8,400	135,917
Nissin Foods Holdings Company Ltd.	2,300	126,432
Orion Corp.	139	114,095
Orkla ASA	29,065	258,516
Pioneer Foods Group Ltd.	4,038	47,651
PPB Group Bhd	17,800	73,128
Qinqin Foodstuffs Group Cayman Company Ltd.	5,900	335	(a,c)
Saputo Inc.	9,396	277,604
Standard Foods Corp.	13,788	33,931
Tate & Lyle PLC	19,062	171,143
Tiger Brands Ltd.	6,889	170,681

Tingyi Cayman Islands Holding Corp.	82,000	78,079
Toyo Suisan Kaisha Ltd.	4,000	163,320
Ulker Biskuvi Sanayi AS	3,012	22,017
Uni-President Enterprises Corp.	189,303	373,881
Universal Robina Corp.	30,200	133,943
Want Want China Holdings Ltd.	242,000	170,697
WH Group Ltd.	197,500	156,422	(e)
Yakult Honsha Company Ltd.	3,400	177,871
Yamazaki Baking Company Ltd.	4,000	112,405
		16,911,117

Paper Packaging—0.0% *
Amcor Ltd.	45,177	507,134
Klabin S.A.	19,600	94,337
		601,471

Paper Products—0.1%
Empresas CMPC S.A.	49,402	102,309
Fibria Celulose S.A.	9,300	62,498
Mondi Ltd.	2,641	48,351
Mondi PLC	12,058	226,697
Nine Dragons Paper Holdings Ltd.	63,000	48,466
Oji Holdings Corp.	31,000	119,792
Sappi Ltd.	19,577	91,656	(a)
Stora Enso Oyj, Class R	16,499	132,830
UPM-Kymmene Oyj	13,305	244,687
		1,077,286

Personal Products—0.4%
AMOREPACIFIC Qinqin Foodstuffs Group Cayman ComCorp.	1,310	493,856
AMOREPACIFIC Group	1,200	176,093
Beiersdorf AG	3,558	337,216
Dabur India Ltd.	13,803	63,134
Godrej Consumer Products Ltd.	4,709	112,162
Hengan International Group Company Ltd.	29,500	246,898
Hypermarcas S.A.	12,800	93,251
Kao Corp.	17,300	1,014,218
Kose Corp.	900	76,768
L’Oreal S.A.	8,533	1,635,436
LG Household & Health Care Ltd.	359	350,583
Marico Ltd.	10,808	42,429
Natura Cosmeticos S.A.	7,200	57,308
Shiseido Company Ltd.	12,000	314,750
Unilever N.V.	54,840	2,553,344
Unilever PLC	43,959	2,115,084
		9,682,530

Pharmaceuticals—1.7%
Aspen Pharmacare Holdings Ltd.	11,107	275,552	(a)
Astellas Pharma Inc.	72,600	1,146,029
AstraZeneca PLC	42,101	2,527,438
Aurobindo Pharma Ltd.	9,370	103,298
Bayer AG	27,448	2,759,714
Chugai Pharmaceutical Company Ltd.	8,200	294,156
Cipla Ltd.	12,861	95,685
CSPC Pharmaceutical Group Ltd.	134,000	119,206
Daiichi Sankyo Company Ltd.	21,800	533,118
Dr Reddy’s Laboratories Ltd.	3,837	193,716
Eisai Company Ltd.	8,400	472,109

Endo International PLC	9,756	152,096	(a)
Galenica AG	140	189,177
GlaxoSmithKline PLC	165,226	3,563,020
Glenmark Pharmaceuticals Ltd.	5,757	68,479
Hanmi Pharm Company Ltd.	246	152,249
Hisamitsu Pharmaceutical Company Inc.	2,400	139,298
Kalbe Farma Tbk PT	854,500	99,441
Kyowa Hakko Kirin Company Ltd.	8,000	137,344
Lupin Ltd.	9,440	216,678
Merck KGaA	4,747	483,020
Mitsubishi Tanabe Pharma Corp.	5,300	96,391
Novartis AG	76,735	6,348,544
Novo Nordisk A/S, Class B	61,737	3,327,272
Ono Pharmaceutical Company Ltd.	16,000	701,563
Orion Oyj, Class B	4,156	161,551
Otsuka Holdings Company Ltd.	13,000	603,019
Perrigo Company PLC	6,533	592,347
Piramal Enterprises Ltd.	2,159	46,110
Richter Gedeon Nyrt	2,156	42,938
Roche Holding AG	23,455	6,203,912
Sanofi	39,182	3,258,864
Santen Pharmaceutical Company Ltd.	13,500	213,578
Shionogi & Company Ltd.	10,600	583,273
Sino Biopharmaceutical Ltd.	186,000	122,079
Sumitomo Dainippon Pharma Company Ltd.	6,100	106,426
Sun Pharmaceutical Industries Ltd.	33,348	378,806
Taisho Pharmaceutical Holdings Company Ltd.	1,300	137,699
Takeda Pharmaceutical Company Ltd.	24,000	1,041,887
Teva Pharmaceutical Industries Ltd.	31,964	1,621,213
Theravance Biopharma Inc.	1,097	24,891	(a)
UCB S.A.	5,211	391,703
Valeant Pharmaceuticals International Inc.	11,948	239,659	(a)
Yuhan Corp.	173	46,231
		40,010,779

Precious Metals & Minerals—0.0% *
Anglo American Platinum Ltd.	3,198	80,404	(a)
Fresnillo PLC	4,958	109,638
Impala Platinum Holdings Ltd.	21,829	70,730	(a)
Industrias Penoles SAB de C.V.	6,055	143,255
		404,027

Property & Casualty Insurance—0.3%
Admiral Group PLC	8,319	227,137
Argo Group International Holdings Ltd.	867	44,997
Aspen Insurance Holdings Ltd.	872	40,443
Chubb Ltd.	21,488	2,808,697
Direct Line Insurance Group PLC	55,081	255,710
Dongbu Insurance Company Ltd.	1,106	66,571
Global Indemnity PLC	258	7,103	(a)
Hyundai Marine & Fire Insurance Company Ltd.	1,762	44,930
Insurance Australia Group Ltd.	85,299	350,804
Intact Financial Corp.	3,974	282,406
James River Group Holdings Ltd.	428	14,535
MS&AD Insurance Group Holdings Inc.	16,500	430,330
PICC Property & Casualty Company Ltd., Class H	152,600	240,998
Qatar Insurance Co. SAQ	4,276	86,546
QBE Insurance Group Ltd.	43,777	345,264

RSA Insurance Group PLC	42,571	286,516
Samsung Fire & Marine Insurance Company Ltd.	1,257	288,707
Sompo Japan Nipponkoa Holdings Inc.	11,100	297,339
Suncorp Group Ltd.	42,400	388,179
The People’s Insurance Company Group of China Ltd., Class H	224,000	86,528
Tokio Marine Holdings Inc.	22,600	757,328
Tryg A/S	5,635	100,969
XL Group PLC	13,030	434,029
		7,886,066

Publishing—0.1%
Axel Springer SE	1,610	84,622
Lagardere SCA	4,450	96,901
Pearson PLC	26,187	342,064
RELX N.V.	35,472	614,351
RELX PLC	40,647	751,612
Singapore Press Holdings Ltd.	62,737	185,037
Thomson Reuters Corp.	12,653	509,257
Wolters Kluwer N.V.	11,537	467,652
		3,051,496

Railroads—0.3%
Asciano Ltd.	27,077	179,361
Aurizon Holdings Ltd.	79,572	288,246
BTS Group Holdings PCL NVDR	100,000	27,362
Canadian National Railway Co.	26,528	1,558,344
Canadian Pacific Railway Ltd.	4,792	613,732
Central Japan Railway Co.	5,000	895,169
Container Corporation of India Ltd.	1,215	25,761
East Japan Railway Co.	11,500	1,072,755
Hankyu Hanshin Holdings Inc.	35,000	262,696
Keikyu Corp.	19,000	192,457
Keio Corp.	23,000	218,383
Keisei Electric Railway Company Ltd.	10,000	129,746
Kintetsu Group Holdings Company Ltd.	61,000	262,763
MTR Corporation Ltd.	43,500	221,253
Nagoya Railroad Company Ltd.	32,000	181,488
Odakyu Electric Railway Company Ltd.	24,000	283,274
Tobu Railway Company Ltd.	32,000	176,788
Tokyu Corp.	44,000	388,848
West Japan Railway Co.	5,800	369,983
		7,348,409

Real Estate Development—0.1%
Bumi Serpong Damai Tbk PT	185,500	29,850
Cheung Kong Property Holdings Ltd.	88,564	559,174
China Jinmao Holdings Group Ltd.	114,000	32,257
China Overseas Land & Investment Ltd.	146,000	465,435
China Resources Land Ltd.	89,777	211,559
China Vanke Company Ltd., Class H	49,400	97,558
Country Garden Holdings Company Ltd.	181,333	76,689
Dalian Wanda Commercial Properties Company Ltd., Class H	20,600	127,628	(e)
Emaar Properties PJSC	145,223	247,001
Evergrande Real Estate Group Ltd.	203,000	124,445
Guangzhou R&F Properties Company Ltd., Class H	33,600	42,596
Highwealth Construction Corp.	23,400	38,713
IOI Properties Group Bhd	74,607	43,489

Lippo Karawaci Tbk PT	374,000	32,491
Longfor Properties Company Ltd.	50,000	65,236
Ruentex Development Company Ltd.	27,874	32,605
Shimao Property Holdings Ltd.	51,500	65,546
Shui On Land Ltd.	136,666	35,098
Sino Land Company Ltd.	116,000	190,996
Sino-Ocean Group Holding Ltd.	104,500	45,631
SOHO China Ltd.	76,000	36,890
Sunac China Holdings Ltd.	51,000	31,881
Talaat Moustafa Group	36,052	19,812
		2,652,580

Real Estate Operating Companies—0.1%
Aeon Mall Company Ltd.	4,000	52,681
BR Malls Participacoes S.A.	22,360	89,684
Central Pattana PCL NVDR	44,200	75,314
Deutsche Wohnen AG	12,164	414,608
First Capital Realty Inc.	863	14,726
Global Logistic Properties Ltd.	142,000	191,878
Hulic Company Ltd.	10,000	106,069
Hysan Development Company Ltd.	26,000	115,782
Multiplan Empreendimentos Imobiliarios S.A.	3,200	60,189
NTT Urban Development Corp.	4,500	48,696
SM Prime Holdings Inc.	245,000	143,129
Swire Properties Ltd.	30,800	82,265
Swiss Prime Site AG	2,163	196,276	(a)
Vonovia SE	16,737	611,795
		2,203,092

Real Estate Services—0.0% *
Altisource Portfolio Solutions S.A.	349	9,716	(a)

Regional Banks—0.1%
Bank of Queensland Ltd.	12,042	95,919
Bendigo & Adelaide Bank Ltd.	15,355	110,999
BNK Financial Group Inc.	7,204	50,769
Chongqing Rural Commercial Bank Company Ltd., Class H	92,000	46,977
Concordia Financial Group Ltd.	47,000	182,704	(a)
DGB Financial Group Inc.	3,207	24,284
First BanCorp	3,495	13,875	(a)
Fukuoka Financial Group Inc.	30,000	99,568
Resona Holdings Inc.	68,000	250,169
Seven Bank Ltd.	22,000	68,735
Shinsei Bank Ltd.	64,000	93,860
Suruga Bank Ltd.	7,000	159,235
The Bank of Kyoto Ltd.	14,000	86,437
The Chiba Bank Ltd.	27,000	128,435
The Chugoku Bank Ltd.	7,000	71,893
The Hachijuni Bank Ltd.	15,000	65,759
The Hiroshima Bank Ltd.	19,000	63,904
The Iyo Bank Ltd.	11,000	67,815
The Joyo Bank Ltd.	25,000	94,076
The Shizuoka Bank Ltd.	21,000	148,868
Yamaguchi Financial Group Inc.	8,000	76,148
		2,000,429

Reinsurance—0.1%
Blue Capital Reinsurance Holdings Ltd.	168	3,110
Hannover Rueck SE	2,353	246,808
Muenchener Rueckversicherungs-Gesellschaft AG	5,242	880,007
RenaissanceRe Holdings Ltd.	616	72,343
SCOR SE	5,925	175,362
Swiss Re AG	10,096	883,870
Third Point Reinsurance Ltd.	1,983	23,241	(a)
		2,284,741

Renewable Electricity—0.0% *
Abengoa Yield PLC	1,737	32,273
China Longyuan Power Group Corporation Ltd., Class H	101,000	83,923
Energy Development Corp.	270,200	31,890
Meridian Energy Ltd.	39,224	73,839
Tractebel Energia S.A.	6,100	72,943
		294,868

Research & Consulting Services—0.1%
Bureau Veritas S.A.	8,532	179,323
Experian PLC	35,288	672,277
Intertek Group PLC	5,415	253,355
SGS S.A.	183	420,197
		1,525,152

Residential REITs—0.0% *
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	58,985	58,764

Restaurants—0.1%
Compass Group PLC	56,144	1,072,615
Jollibee Foods Corp.	15,290	78,855
McDonald’s Holdings Company Japan Ltd.	2,600	71,088
Restaurant Brands International Inc.	7,911	327,600
Sodexo SA	3,320	356,054
Whitbread PLC	6,273	294,732
		2,200,944

Retail REITs—0.2%
CapitaLand Mall Trust	109,000	173,467
Hammerson PLC	30,144	218,020
Hyprop Investments Ltd.	6,628	58,681
Intu Properties PLC	36,016	140,606
Japan Retail Fund Investment Corp.	77	197,910
Klepierre	6,776	299,316
Link REIT	82,500	564,163
Resilient REIT Ltd.	11,324	102,033
RioCan Real Estate Investment Trust	5,179	116,963
Scentre Group	200,912	742,972
The British Land Company PLC	37,216	303,427
Unibail-Rodamco SE	3,104	803,854
Vicinity Centres	121,693	303,117
Westfield Corp.	69,643	558,519
		4,583,048

Security & Alarm Services—0.0% *
G4S PLC	64,223	158,025
S-1 Corp.	405	37,974
Secom Company Ltd.	6,800	506,051
Securitas AB, Class B	11,896	183,388
		885,438

Semiconductor Equipment—0.1%
ASM Pacific Technology Ltd.	9,300	66,993
ASML Holding N.V.	11,931	1,175,735
GCL-Poly Energy Holdings Ltd.	394,000	52,300
Hanergy Thin Film Power Group Ltd.	342,000	—	(a,c,**)
Hermes Microvision Inc.	1,000	41,464
Tokyo Electron Ltd.	6,100	518,895
		1,855,387

Semiconductors—0.5%
Advanced Semiconductor Engineering Inc.	151,000	171,792
ARM Holdings PLC	46,959	716,268
Broadcom Ltd.	16,999	2,641,644
Infineon Technologies AG	41,559	602,275
Inotera Memories Inc.	84,000	65,784	(a)
MediaTek Inc.	44,352	338,918
Novatek Microelectronics Corp.	22,000	82,453
NXP Semiconductors N.V.	9,900	775,566	(a)
Phison Electronics Corp.	5,000	43,339
Powertech Technology Inc.	27,000	60,285
Realtek Semiconductor Corp.	16,160	50,401
Rohm Company Ltd.	3,600	143,027
Semiconductor Manufacturing International Corp.	992,000	79,906	(a)
Siliconware Precision Industries Company Ltd.	76,848	117,191
SK Hynix Inc.	19,550	556,334
STMicroelectronics N.V.	24,901	145,539
Taiwan Semiconductor Manufacturing Company Ltd.	857,000	4,319,020
United Microelectronics Corp.	501,000	196,483
Vanguard International Semiconductor Corp.	19,000	31,406
		11,137,631

Silver—0.0% *
Silver Wheaton Corp.	14,644	342,900

Soft Drinks—0.1%
Arca Continental SAB de C.V.	14,500	103,123
Coca-Cola Amatil Ltd.	23,185	142,891
Coca-Cola European Partners PLC	7,000	251,108	(a)
Coca-Cola Femsa SAB de C.V., Class L	16,500	135,493
Coca-Cola HBC AG	6,874	139,672	(a)
Coca-Cola Icecek AS	2,227	27,212
Fomento Economico Mexicano SAB de C.V.	66,000	605,543
Suntory Beverage & Food Ltd.	3,900	177,641
		1,582,683

Specialized Finance—0.1%
ASX Ltd.	6,529	224,436
BM&FBovespa S.A.	60,000	337,105
Chailease Holding Company Ltd.	32,718	53,343
Deutsche Boerse AG	7,281	598,815
Far East Horizon Ltd.	53,000	41,396
Hong Kong Exchanges and Clearing Ltd.	40,100	977,599
Japan Exchange Group Inc.	20,000	231,784
London Stock Exchange Group PLC	11,604	395,930
Mitsubishi UFJ Lease & Finance Company Ltd.	22,400	86,640
Power Finance Corporation Ltd.	10,821	27,578
Singapore Exchange Ltd.	29,300	167,050
		3,141,676

Specialty Chemicals—0.2%
Akzo Nobel N.V.	8,113	504,531
Asian Paints Ltd.	10,450	154,677
Chr Hansen Holding A/S	3,500	230,040
Croda International PLC	5,263	221,853
EMS-Chemie Holding AG	324	167,679
Evonik Industries AG	4,176	124,615
Givaudan S.A.	322	649,886
Hitachi Chemical Company Ltd.	4,000	75,197
Johnson Matthey PLC	5,784	217,846
JSR Corp.	6,700	89,313
Kansai Paint Company Ltd.	6,000	121,935
Koninklijke DSM N.V.	5,587	322,665
Nippon Paint Holdings Company Ltd.	6,100	151,795
Nitto Denko Corp.	5,500	351,183
Novozymes A/S, Class B	7,835	376,533
Shin-Etsu Chemical Company Ltd.	12,700	748,969
Sika AG	85	357,251
Symrise AG	3,997	272,934
Umicore S.A.	4,697	242,882
		5,381,784

Specialty Stores—0.0% *
Dufry AG	1,281	153,573	(a)
FF Group	1,860	34,653	(a)
Hotel Shilla Company Ltd.	1,000	59,331
JUMBO S.A.	4,127	54,353	(a)
		301,910

Steel—0.1%
ArcelorMittal	39,985	182,497	(a)
China Steel Corp.	381,796	248,769
Cia Siderurgica Nacional S.A.	27,400	66,880	(a)
Eregli Demir ve Celik Fabrikalari TAS	70,254	99,410
Fortescue Metals Group Ltd.	55,018	146,994
Hitachi Metals Ltd.	8,000	81,808
Hyundai Steel Co.	2,772	111,537
JFE Holdings Inc.	15,900	208,783
JSW Steel Ltd.	2,896	63,242
Kobe Steel Ltd.	95,000	78,592
Nippon Steel & Sumitomo Metal Corp.	23,600	459,894
POSCO	2,716	481,141
Severstal PJSC GDR	7,140	78,625
Tata Steel Ltd.	11,358	54,652
ThyssenKrupp AG	10,422	209,712
Vale S.A.	45,500	231,068
Voestalpine AG	4,459	150,231
		2,953,835

Systems Software—0.0% *
AVG Technologies N.V.	1,257	23,871	(a)
Check Point Software Technologies Ltd.	2,400	191,232	(a)
Fleetmatics Group PLC	1,173	50,826	(a)
Oracle Corporation Japan	1,400	75,143
Totvs S.A.	4,200	40,037
Trend Micro Inc.	4,000	143,997
		525,106

Technology Distributors—0.0% *
Synnex Technology International Corp.	48,000	52,077
WPG Holdings Ltd.	51,000	59,563
		111,640

Technology Hardware, Storage & Peripherals—0.4%
Acer Inc.	102,084	48,222	(a)
Advantech Company Ltd.	10,994	83,832
Asustek Computer Inc.	26,000	215,198
BlackBerry Ltd.	17,699	118,157	(a)
Brother Industries Ltd.	8,800	95,013
Canon Inc.	31,900	916,744
Catcher Technology Company Ltd.	28,000	208,773
Chicony Electronics Company Ltd.	17,341	39,244
Compal Electronics Inc.	158,000	99,952
Foxconn Technology Company Ltd.	32,239	76,155
FUJIFILM Holdings Corp.	14,800	578,024
HTC Corp.	30,000	97,120
Inventec Corp.	80,000	57,201
Konica Minolta Inc.	20,500	150,316
Lenovo Group Ltd.	248,000	150,746
Lite-On Technology Corp.	84,249	116,035
NEC Corp.	98,000	229,829
Pegatron Corp.	59,000	125,312
Quanta Computer Inc.	112,000	213,425
Ricoh Company Ltd.	22,400	195,451
Samsung Electronics Company Ltd.	3,382	4,211,777
Seagate Technology PLC	14,014	341,381
Seiko Epson Corp.	10,000	161,371
Transcend Information Inc.	6,000	18,247
Wistron Corp.	87,212	61,008
		8,608,533

Textiles—0.0% *
Eclat Textile Company Ltd.	5,200	50,429
Formosa Taffeta Company Ltd.	25,000	24,208
Ruentex Industries Ltd.	19,711	29,754
		104,391

Thrifts & Mortgage Finance—0.1%
Essent Group Ltd.	2,227	48,571	(a)
Housing Development Finance Corporation Ltd.	53,190	990,168
Indiabulls Housing Finance Ltd.	9,083	90,930
LIC Housing Finance Ltd.	11,981	88,226
		1,217,895

Tires & Rubber—0.1%
Bridgestone Corp.	21,500	695,490
Cheng Shin Rubber Industry Company Ltd.	65,550	138,208
Cie Generale des Etablissements Michelin	6,432	606,810
Hankook Tire Company Ltd.	2,917	129,778
Nokian Renkaat Oyj	3,864	138,643
Sumitomo Rubber Industries Ltd.	6,400	86,246
The Yokohama Rubber Company Ltd.	3,500	44,186
		1,839,361

Tobacco—0.4%
British American Tobacco Malaysia Bhd	4,300	56,210
British American Tobacco PLC	63,006	4,101,647

Gudang Garam Tbk PT	18,500	96,795
Hanjaya Mandala Sampoerna Tbk PT	190,000	54,699
Imperial Brands PLC	32,436	1,766,427
ITC Ltd.	78,476	430,347
Japan Tobacco Inc.	37,000	1,500,992
KT&G Corp.	3,742	443,184
Swedish Match AB	8,173	284,818
		8,735,119

Trading Companies & Distributors—0.2%
Ashtead Group PLC	19,688	282,394
Brenntag AG	4,792	232,385
Bunzl PLC	10,462	323,243
Finning International Inc.	6,330	102,551
ITOCHU Corp.	52,400	645,238
Marubeni Corp.	52,900	240,560
Mitsubishi Corp.	45,400	804,632
Mitsui & Company Ltd.	57,000	684,895
Noble Group Ltd.	208,000	31,525	(a)
Posco Daewoo Corp.	2,030	44,591
Rexel S.A.	8,008	100,789
SK Networks Company Ltd.	6,600	34,235
Sumitomo Corp.	34,200	347,001
Toyota Tsusho Corp.	6,800	147,363
Travis Perkins PLC	6,388	126,560
Wolseley PLC	8,935	464,616
		4,612,578

Trucking—0.0% *
ComfortDelGro Corporation Ltd.	50,000	102,773
DSV A/S	5,426	228,328
Localiza Rent a Car S.A.	5,145	55,405
Nippon Express Company Ltd.	32,000	147,193
		533,699

Water Utilities—0.1%
Aguas Andinas S.A., Class A	77,578	44,527
Beijing Enterprises Water Group Ltd.	130,000	78,897
Cia de Saneamento Basico do Estado de Sao Paulo	13,500	122,538
Consolidated Water Company Ltd.	447	5,838
Guangdong Investment Ltd.	92,000	141,163
Severn Trent PLC	9,568	313,498
United Utilities Group PLC	23,476	326,741
		1,033,202

Wireless Telecommunication Services—0.6%
Advanced Info Service PCL NVDR	38,900	175,225
America Movil SAB de C.V., Class L	983,589	599,241
Axiata Group Bhd	97,600	136,602
Bharti Airtel Ltd.	47,488	256,778
China Mobile Ltd.	210,000	2,429,168
DiGi.Com Bhd	96,300	114,295
Empresa Nacional de Telecomunicaciones SA	4,152	37,628
Far EasTone Telecommunications Company Ltd.	32,000	77,485
Global Telecom Holding SAE	2,285	808	(a)
Globe Telecom Inc.	1,235	62,430
Idea Cellular Ltd.	24,304	38,477
KDDI Corp.	61,300	1,876,382

Maxis Bhd	88,900	129,990
MegaFon PJSC GDR	7,188	75,063
Millicom International Cellular S.A.	2,635	161,400
Mobile TeleSystems PJSC ADR	20,756	171,860
MTN Group Ltd.	59,093	577,543
NTT DOCOMO Inc.	48,700	1,322,009
Philippine Long Distance Telephone Co.	3,770	172,315
Rogers Communications Inc., Class B	12,899	519,456
Sistema JSFC GDR	8,110	61,068
SK Telecom Company Ltd.	72	13,526
SoftBank Group Corp.	33,300	1,895,573
StarHub Ltd.	26,000	73,429
Taiwan Mobile Company Ltd.	43,000	150,295
Tele2 AB, Class B	11,746	102,976
Tim Participacoes S.A.	31,600	67,466
Turkcell Iletisim Hizmetleri AS	31,681	116,510	(a)
Vodacom Group Ltd.	15,462	177,183
Vodafone Group PLC	898,861	2,751,925
Vodafone Qatar QSC	12,767	37,189
XL Axiata Tbk PT	93,500	25,993	(a)
		14,407,288

Total Common Stock
(Cost $603,641,808)		575,650,706

Preferred Stock—0.3%

Automobile Manufacturers—0.1%
Bayerische Motoren Werke AG	1,658	105,806
Hyundai Motor Co.	1,448	121,615
Hyundai Motor Co.	666	54,875
Porsche Automobil Holding SE	5,309	245,657
Volkswagen AG	6,157	746,543
		1,274,496

Commodity Chemicals—0.0% *
Braskem S.A., Class A	6,100	36,252
FUCHS PETROLUB SE	2,446	96,332
LG Chem Ltd.	274	45,738
		178,322

Diversified Banks—0.1%
Banco Bradesco S.A.	101,204	795,417
Bancolombia S.A.	12,485	109,356
Grupo Aval Acciones y Valores SA	128,800	52,246
Itau Unibanco Holding S.A.	103,814	981,838
Itausa—Investimentos Itau S.A.	135,385	320,741
		2,259,598

Electric Utilities—0.0% *
Centrais Eletricas Brasileiras S.A., Class B	8,100	44,523	(a)
Cia Energetica de Minas Gerais	28,508	64,780
Cia Paranaense de Energia, Class B	3,900	35,570
		144,873

Fertilizers & Agricultural Chemicals—0.0% *
Sociedad Quimica y Minera de Chile S.A., Class B	3,310	81,952

General Merchandise Stores—0.0% *
Lojas Americanas S.A.	23,550	118,200

Household Products—0.1%
Henkel AG & Company KGaA	5,912	723,289

Hypermarkets & Super Centers—0.0% *
Cia Brasileira de Distribuicao	4,800	69,983

Integrated Oil & Gas—0.0% *
Petroleo Brasileiro S.A.	133,600	392,825	(a)

Integrated Telecommunication Services—0.0% *
Telefonica Brasil S.A.	11,900	163,433

Multi-Sector Holdings—0.0% *
Grupo de Inversiones Suramericana S.A.	3,025	39,079

Paper Products—0.0% *
Suzano Papel e Celulose S.A., Class A	9,200	32,536

Renewable Electricity—0.0% *
Cia Energetica de Sao Paulo	5,900	21,915

Soft Drinks—0.0% *
Embotelladora Andina S.A., Class B	7,865	27,695

Steel—0.0% *
Gerdau S.A.	34,600	63,611
Vale S.A.	68,100	276,970
		340,581

Technology Hardware, Storage & Peripherals—0.0% *
Samsung Electronics Company Ltd.	677	698,384

Total Preferred Stock
(Cost $10,746,087)		6,567,161

Rights—0.0% *

Integrated Oil & Gas—0.0% *
Repsol S.A.	35,585	11,583	(a)

Trading Companies & Distributors—0.0% *
Noble Group Ltd.	208,000	14,526	(a,c)

Wireless Telecommunication Services—0.0% *
Empresa Nacional de Telecomunicaciones S.A.	1,137	1,099	(a)

Total Rights
(Cost $61,111)		27,208

Total Foreign Equity
(Cost $614,449,006)		582,245,075

		Principal Amount	Fair Value
Bonds and Notes—31.1%
U.S. Treasuries—11.2%
U.S. Treasury Bonds
2.50%	02/15/45 - 05/15/46	$3,050,000	$3,179,886
2.75%	11/15/42	650,000	715,635
2.88%	08/15/45	1,600,000	1,797,125
3.00%	05/15/42 - 11/15/45	15,900,000	18,348,304
3.13%	08/15/44	2,000,000	2,355,782
3.38%	05/15/44	2,900,000	3,577,083
3.63%	08/15/43 - 02/15/44	1,740,000	2,245,545
3.75%	11/15/43	600,000	792,258
4.38%	11/15/39	500,000	711,035
4.50%	02/15/36	3,500,000	5,041,778
4.63%	02/15/40	500,000	735,371
5.25%	02/15/29	200,000	282,852
5.50%	08/15/28	1,450,000	2,073,443
6.38%	08/15/27	200,000	299,055
7.63%	11/15/22 - 02/15/25	500,000	720,598
7.88%	02/15/21	2,000,000	2,623,594
8.75%	05/15/20	3,000,000	3,898,242
9.00%	11/15/18	3,000,000	3,593,085
U.S. Treasury Notes
0.63%	07/31/17 - 04/30/18	17,300,000	17,317,429
0.75%	12/31/17 - 03/31/18	6,000,000	6,016,640
0.88%	07/15/17 - 03/31/18	7,500,000	7,533,851
1.00%	03/15/18 - 06/30/21	14,300,000	14,405,207
1.13%	12/31/19 - 02/28/21	18,800,000	18,994,297
1.25%	10/31/18 - 02/29/20	13,500,000	13,705,837
1.38%	07/31/18 - 10/31/20	15,700,000	15,988,404
1.50%	11/30/19 - 03/31/23	13,000,000	13,297,129
1.63%	04/30/19 - 05/15/26	18,300,000	18,747,937
1.75%	10/31/20 - 09/30/22	10,600,000	10,959,696
2.00%	07/31/20 - 08/15/25	28,344,000	29,652,218
2.13%	08/31/20 - 12/31/22	5,100,000	5,368,811
2.25%	03/31/21 - 11/15/25	12,890,000	13,750,353
2.38%	05/31/18 - 08/15/24	11,700,000	12,373,312
2.50%	08/15/23 - 05/15/24	3,500,000	3,801,210
2.63%	08/15/20 - 11/15/20	3,885,000	4,159,868
3.13%	05/15/21	4,000,000	4,401,720
3.63%	02/15/21	700,000	783,535
			264,248,125

U.S. Government Sponsored Agency—0.0% *
Tennessee Valley Authority
3.50%	12/15/42	1,000,000	1,082,058

Agency Collateralized Mortgage Obligations—0.2%
Federal Home Loan Mortgage Corp.
2.37%	05/25/22	600,000	622,225
2.60%	10/25/23	132,904	138,729
2.79%	10/25/20	43,149	44,398
2.87%	12/25/21	800,000	848,059
3.06%	07/25/23	600,000	649,034	(f)
3.30%	04/25/23	100,000	109,647	(f)
3.39%	03/25/24	200,000	221,087
3.40%	07/25/19	154,750	159,525
3.41%	05/25/19	209,081	216,438
3.49%	01/25/24	300,000	333,204

3.53%	07/25/23	800,000	888,359	(f)
3.97%	01/25/21	200,000	220,077
4.25%	01/25/20	100,000	109,677
5.09%	03/25/19	100,000	109,157
			4,669,616

Agency Mortgage Backed—9.5%
Federal Home Loan Mortgage Corp.
0.88%	03/07/18	2,000,000	2,003,686
1.20%	10/29/18	1,100,000	1,100,364
1.25%	10/02/19	1,500,000	1,517,505
1.38%	05/01/20	1,500,000	1,522,684
1.79%	06/01/43	281,673	286,056	(f)
2.38%	01/13/22	2,100,000	2,224,498
2.46%	05/01/43	775,762	800,554	(f)
2.50%	07/01/28 - 01/01/30	3,388,123	3,507,192
2.51%	11/25/22	300,000	314,290
2.52%	08/01/43	281,544	290,716	(f)
3.00%	05/01/30 - 06/01/43	12,627,966	13,232,797
3.50%	10/01/42 - 05/01/46	12,632,740	13,347,863
4.00%	06/01/42 - 04/01/46	8,345,394	8,963,767
4.50%	05/01/42	94,214	103,323
4.88%	06/13/18	2,000,000	2,161,576
5.00%	12/01/22 - 06/01/41	3,467,172	3,823,453
5.50%	01/01/38 - 04/01/39	617,710	709,125
6.00%	06/01/37 - 11/01/37	576,677	672,027
6.25%	07/15/32	1,000,000	1,512,267
2.50%	TBA	1,650,000	1,700,131	(g)
3.00%	TBA	729,000	759,399	(g)
3.50%	TBA	1,582,000	1,668,808	(g)
4.00%	TBA	1,509,000	1,565,027	(g)
4.50%	TBA	402,000	438,431	(g)
Federal National Mortgage Assoc.
0.88%	12/20/17 - 05/21/18	6,900,000	6,924,565
1.90%	04/01/43	525,940	539,766	(f)
2.50%	02/01/28 - 08/01/30	6,260,861	6,514,991
2.68%	05/25/21	100,000	105,476	(f)
3.00%	01/01/28 - 12/01/45	20,228,010	21,210,152
3.50%	07/01/30 - 05/01/46	23,164,598	24,533,971
4.00%	10/01/41 - 05/01/46	14,993,371	16,200,562
4.50%	10/01/40 - 03/01/44	11,321,938	12,409,652
5.00%	12/01/39 - 06/01/41	4,105,795	4,649,470
5.50%	12/01/35 - 04/01/38	4,142,787	4,700,124
6.00%	03/01/34 - 08/01/37	2,967,019	3,415,059
6.63%	11/15/30	100,000	153,315
2.50%	TBA	342,000	349,493	(g)
3.00%	TBA	2,484,000	2,578,077	(g)
3.50%	TBA	2,171,000	2,300,146	(g)
4.00%	TBA	1,332,530	1,381,675	(g)
4.50%	TBA	492,360	507,556	(g)
4.50%	TBA	5,640	6,153
Government National Mortgage Assoc.
2.50%	05/20/45	333,215	340,425
3.00%	10/15/42 - 12/20/45	6,836,839	7,151,226
3.50%	05/20/45 - 06/20/46	17,177,969	18,256,128
4.00%	12/20/40 - 06/20/46	9,158,235	9,849,703
4.50%	05/20/40	3,332,156	3,629,228
5.00%	08/15/41	3,483,028	3,907,879
3.00%	TBA	5,233,000	5,469,302	(g)

3.50%	TBA	3,544,000	3,760,793	(g)
4.00%	TBA	394,000	421,149	(g)
			225,491,575

Asset Backed—0.2%
Capital One Multi-Asset Execution Trust
1.39%	01/15/21	1,000,000	1,006,881
Citibank Credit Card Issuance Trust 2007-A8
5.65%	09/20/19	1,000,000	1,057,198
Discover Card Execution Note Trust
1.90%	10/17/22	1,000,000	1,022,800
Discover Card Execution Note Trust 2014-A3
1.22%	10/15/19	400,000	401,058
Hyundai Auto Receivables Trust 2015-B
1.12%	11/15/19	500,000	500,572
			3,988,509

Corporate Notes—9.0%
21st Century Fox America Inc.
6.65%	11/15/37	579,000	759,710
3M Co.
3.00%	08/07/25	250,000	272,651
Abbott Laboratories
2.55%	03/15/22	430,000	439,864
AbbVie Inc.
4.40%	11/06/42	250,000	254,912
4.50%	05/14/35	70,000	73,021
4.70%	05/14/45	250,000	264,568
Actavis Funding SCS
4.75%	03/15/45	350,000	366,510
Actavis Inc.
3.25%	10/01/22	500,000	512,797
Adobe Systems Inc.
3.25%	02/01/25	70,000	73,749
Aetna Inc.
1.50%	11/15/17	713,000	716,263
2.75%	11/15/22	500,000	509,842
3.20%	06/15/26	150,000	154,487
4.25%	06/15/36	250,000	258,319
Aflac Inc.
3.63%	11/15/24	250,000	267,880
Agrium Inc.
6.75%	01/15/19	1,000,000	1,112,585
Air Lease Corp.
3.88%	04/01/21	200,000	206,000
Alibaba Group Holding Ltd.
3.13%	11/28/21	200,000	204,531
Alphabet Inc.
3.38%	02/25/24	225,000	247,161
Altria Group Inc.
4.25%	08/09/42	413,000	451,233
5.38%	01/31/44	70,000	89,808
Amazon.com Inc.
1.20%	11/29/17	373,000	374,327
4.80%	12/05/34	250,000	294,209
America Movil SAB de C.V.
3.13%	07/16/22	750,000	769,615
American Express Co.
3.63%	12/05/24	250,000	256,520
7.00%	03/19/18	1,000,000	1,092,330

American Honda Finance Corp.
1.20%	07/14/17	250,000	250,363
2.15%	03/13/20	200,000	205,269
American International Group Inc.
4.50%	07/16/44	250,000	242,023
4.88%	06/01/22	500,000	557,004
American Tower Corp. (REIT)
3.50%	01/31/23	500,000	517,448
Amgen Inc.
4.66%	06/15/51	655,000	683,461	(e)
Anadarko Petroleum Corp.
6.20%	03/15/40	442,000	495,796
Anheuser-Busch InBev Finance Inc.
3.70%	02/01/24	500,000	538,777
4.90%	02/01/46	220,000	257,701
Anheuser-Busch InBev Worldwide Inc.
2.50%	07/15/22	892,000	905,866
7.75%	01/15/19	500,000	578,452
Anthem Inc.
1.88%	01/15/18	602,000	605,408
3.30%	01/15/23	500,000	516,533
3.70%	08/15/21	237,000	253,377
Aon PLC
4.25%	12/12/42	250,000	244,072
Apache Corp.
5.10%	09/01/40	250,000	260,523
Apple Inc.
1.00%	05/03/18	250,000	250,528
3.25%	02/23/26	160,000	170,009
4.38%	05/13/45	465,000	506,976
4.65%	02/23/46	185,000	208,422
Applied Materials Inc.
3.90%	10/01/25	160,000	177,933
Archer-Daniels-Midland Co.
4.02%	04/16/43	370,000	394,019
Arrow Electronics Inc.
3.00%	03/01/18	250,000	252,562
4.00%	04/01/25	40,000	40,940
Asian Development Bank
2.13%	03/19/25	500,000	517,736
AstraZeneca PLC
6.45%	09/15/37	250,000	341,420
AT&T Inc.
4.35%	06/15/45	750,000	727,226
4.50%	05/15/35	95,000	97,077
4.75%	05/15/46	250,000	256,237
5.15%	03/15/42	250,000	269,117
5.55%	08/15/41	454,000	509,190
Australia & New Zealand Banking Group Ltd.
3.70%	11/16/25	250,000	276,914
Autodesk Inc.
1.95%	12/15/17	888,000	890,146
AvalonBay Communities Inc.
3.45%	06/01/25	115,000	120,574
AXA S.A.
8.60%	12/15/30	100,000	137,000
Baidu Inc.
3.25%	08/06/18	205,000	210,254

Bank of America Corp.
3.50%	04/19/26	145,000	149,994
3.88%	08/01/25	250,000	266,087
3.95%	04/21/25	155,000	157,596
4.00%	04/01/24	350,000	373,711
4.13%	01/22/24	500,000	538,651
5.70%	01/24/22	1,071,000	1,240,334
5.75%	12/01/17	1,360,000	1,439,481
6.11%	01/29/37	250,000	295,585
Bank of Montreal
1.45%	04/09/18	500,000	502,382
Barclays PLC
3.65%	03/16/25	500,000	480,784
Baxalta Inc.
4.00%	06/23/25	100,000	104,236
BB&T Corp.
2.05%	06/19/18	350,000	355,675
Becton Dickinson and Co.
3.30%	03/01/23	250,000	262,773
3.73%	12/15/24	50,000	53,881
Bed Bath & Beyond Inc.
3.75%	08/01/24	150,000	152,978
Berkshire Hathaway Energy Co.
6.13%	04/01/36	500,000	662,191
Berkshire Hathaway Finance Corp.
3.00%	05/15/22	500,000	534,249
BHP Billiton Finance USA Ltd.
2.05%	09/30/18	325,000	329,257
Biogen Inc.
4.05%	09/15/25	80,000	86,157
5.20%	09/15/45	150,000	168,794
BNP Paribas S.A.
2.38%	09/14/17	750,000	760,800
2.40%	12/12/18	250,000	254,883
Boeing Capital Corp.
4.70%	10/27/19	250,000	278,694
Boston Properties LP (REIT)
3.85%	02/01/23	250,000	267,631
Boston Scientific Corp.
2.65%	10/01/18	500,000	511,094
4.13%	10/01/23	100,000	108,406
BP Capital Markets PLC
2.32%	02/13/20	250,000	255,916
2.50%	11/06/22	500,000	504,350
2.52%	01/15/20	115,000	118,647
3.06%	03/17/22	210,000	217,012
BPCE S.A.
4.00%	04/15/24	250,000	272,468
Bristol-Myers Squibb Co.
2.00%	08/01/22	500,000	507,661
British Telecommunications PLC
9.38%	12/15/30	250,000	384,024
Broadridge Financial Solutions Inc.
3.40%	06/27/26	80,000	81,267
Buckeye Partners LP
4.15%	07/01/23	250,000	251,691
Burlington Northern Santa Fe LLC
5.75%	05/01/40	500,000	641,746

Canadian National Railway Co.
2.95%	11/21/24	305,000	323,688
Canadian Natural Resources Ltd.
3.80%	04/15/24	250,000	246,810
3.90%	02/01/25	250,000	247,696
Canadian Pacific Railway Co.
2.90%	02/01/25	250,000	253,987
Capital One Bank USA
2.30%	06/05/19	250,000	253,253
Capital One Financial Corp.
4.20%	10/29/25	90,000	92,569
Capital One NA
2.35%	08/17/18	315,000	319,480
Cardinal Health Inc.
3.20%	03/15/23	500,000	521,685
Caterpillar Financial Services Corp.
1.25%	11/06/17	611,000	613,299
3.25%	12/01/24	350,000	375,387
Catholic Health Initiatives
1.60%	11/01/17	175,000	175,714
CBS Corp.
3.38%	03/01/22	250,000	260,536
4.00%	01/15/26	250,000	266,974
Celgene Corp.
5.00%	08/15/45	150,000	165,312
5.25%	08/15/43	220,000	247,451
CenterPoint Energy Houston Electric LLC
4.50%	04/01/44	250,000	295,151
CF Industries Inc.
3.45%	06/01/23	250,000	249,813
5.38%	03/15/44	200,000	188,723
Charter Communications Operating LLC/Charter Communications Operating Capital
4.91%	07/23/25	235,000	256,126	(e)
6.48%	10/23/45	250,000	298,687	(e)
Chevron Corp.
1.72%	06/24/18	750,000	758,761
2.19%	11/15/19	55,000	56,544
2.41%	03/03/22	145,000	148,395
2.43%	06/24/20	75,000	77,399
2.95%	05/16/26	100,000	103,260
Chubb INA Holdings Inc.
2.70%	03/13/23	250,000	257,016
4.35%	11/03/45	200,000	230,254
Cigna Corp.
5.38%	02/15/42	250,000	296,073
Cisco Systems Inc.
2.90%	03/04/21	125,000	132,771
5.90%	02/15/39	500,000	679,137
Citigroup Inc.
2.65%	10/26/20	750,000	763,291
3.88%	03/26/25	250,000	252,646
4.30%	11/20/26	200,000	206,161
4.45%	09/29/27	250,000	257,022
5.88%	01/30/42	272,000	344,511
6.13%	08/25/36	255,000	304,565
CME Group Inc.
3.00%	03/15/25	250,000	261,272
CNA Financial Corp.
5.88%	08/15/20	781,000	880,377

Colgate-Palmolive Co.
3.25%	03/15/24	250,000	277,592
Comcast Corp.
4.25%	01/15/33	1,000,000	1,104,200
5.15%	03/01/20	500,000	565,071
Commonwealth Bank of Australia
2.30%	09/06/19	350,000	358,213
Commonwealth Edison Co.
3.10%	11/01/24	150,000	159,722
4.60%	08/15/43	250,000	294,398
4.70%	01/15/44	175,000	210,735
Compass Bank
3.88%	04/10/25	250,000	240,018
ConocoPhillips
6.50%	02/01/39	500,000	643,200
Consolidated Edison Company of New York Inc.
3.30%	12/01/24	350,000	377,645
3.95%	03/01/43	250,000	262,484
Cooperatieve Rabobank UA
2.25%	01/14/19	250,000	254,814
2.50%	01/19/21	250,000	256,359
3.95%	11/09/22	500,000	517,160
4.63%	12/01/23	250,000	263,729
Corning Inc.
2.90%	05/15/22	255,000	261,210
Corp Andina de Fomento
4.38%	06/15/22	250,000	279,097
Costco Wholesale Corp.
2.25%	02/15/22	85,000	87,712
COX Communications Inc.
4.70%	12/15/42	218,000	193,767	(e)
Credit Suisse AG
2.30%	05/28/19	350,000	354,700
3.63%	09/09/24	250,000	258,341
5.30%	08/13/19	500,000	551,856
Credit Suisse Group Funding Guernsey Ltd.
4.88%	05/15/45	250,000	249,117
CSX Corp.
4.10%	03/15/44	318,000	339,958
CVS Health Corp.
2.25%	12/05/18	500,000	511,465
2.75%	12/01/22	500,000	515,927
3.38%	08/12/24	250,000	265,821
Deere & Co.
3.90%	06/09/42	471,000	503,208
Delphi Corp.
4.15%	03/15/24	150,000	159,523
Deutsche Bank AG
2.95%	08/20/20	250,000	247,829
3.38%	05/12/21	250,000	250,887
Deutsche Telekom International Finance BV
8.75%	06/15/30	250,000	376,693
Devon Energy Corp.
2.25%	12/15/18	500,000	496,474
3.25%	05/15/22	500,000	484,959
5.00%	06/15/45	100,000	93,346
Diageo Investment Corp.
2.88%	05/11/22	500,000	525,460

Diamond 1 Finance Corp./Diamond 2 Finance Corp.
6.02%	06/15/26	190,000	197,126	(e)
Discover Bank
4.20%	08/08/23	350,000	370,099
Discovery Communications LLC
3.25%	04/01/23	325,000	320,061
3.45%	03/15/25	135,000	132,145
DTE Electric Co.
3.70%	03/15/45	145,000	153,816
DTE Energy Co.
3.85%	12/01/23	250,000	270,145
Duke Energy Corp.
1.63%	08/15/17	884,000	888,477
3.05%	08/15/22	2,139,000	2,222,892
Eaton Corp.
1.50%	11/02/17	500,000	502,440
eBay Inc.
1.35%	07/15/17	619,000	620,190
3.80%	03/09/22	145,000	154,093
Ecolab Inc.
1.45%	12/08/17	750,000	751,322
Ecopetrol S.A.
4.13%	01/16/25	250,000	226,175
7.63%	07/23/19	345,000	396,750
Eli Lilly & Co.
2.75%	06/01/25	45,000	47,682
EMC Corp.
1.88%	06/01/18	500,000	490,035
Emera US Finance LP
3.55%	06/15/26	60,000	61,274	(e)
Emerson Electric Co.
2.63%	02/15/23	500,000	518,439
Enbridge Inc.
3.50%	06/10/24	65,000	62,227
Energy Transfer Partners LP
6.50%	02/01/42	250,000	262,657
6.70%	07/01/18	701,000	745,885
EnLink Midstream Partners LP
5.60%	04/01/44	150,000	124,803
Entergy Louisiana LLC
4.05%	09/01/23	250,000	278,628
Enterprise Products Operating LLC
3.70%	02/15/26	35,000	36,646
3.90%	02/15/24	175,000	185,288
4.45%	02/15/43	442,000	442,457
EOG Resources Inc.
2.45%	04/01/20	175,000	177,476
3.15%	04/01/25	80,000	81,224
ERP Operating LP (REIT)
3.00%	04/15/23	250,000	256,786
European Investment Bank
1.00%	08/17/17	1,000,000	1,002,999
1.63%	12/15/20	1,000,000	1,014,250
3.25%	01/29/24	1,000,000	1,119,290
Eversource Energy
1.45%	05/01/18	250,000	250,349
3.15%	01/15/25	125,000	130,424
Exelon Generation Company LLC
2.95%	01/15/20	250,000	257,186

Export-Import Bank of Korea
2.38%	08/12/19	500,000	512,293
Express Scripts Holding Co.
4.75%	11/15/21	474,000	531,728
Exxon Mobil Corp.
2.71%	03/06/25	250,000	261,160
3.04%	03/01/26	50,000	52,940
3.18%	03/15/24	250,000	268,760
FedEx Corp.
2.70%	04/15/23	200,000	204,262
4.75%	11/15/45	195,000	217,463
Fifth Third BanCorp
4.50%	06/01/18	500,000	526,269
Fifth Third Bank
2.88%	10/01/21	230,000	237,592
Florida Power & Light Co.
4.13%	02/01/42	500,000	564,049
Ford Motor Co.
4.75%	01/15/43	800,000	844,450
Ford Motor Credit Company LLC
2.46%	03/27/20	250,000	252,085
2.60%	11/04/19	250,000	255,770
3.22%	01/09/22	250,000	256,116
General Electric Co.
5.25%	12/06/17	500,000	530,086	(d)
5.50%	01/08/20	1,000,000	1,143,109	(d)
6.75%	03/15/32	1,250,000	1,755,116	(d)
General Mills Inc.
3.65%	02/15/24	250,000	274,717
General Motors Co.
5.20%	04/01/45	250,000	247,838
General Motors Financial Company Inc.
3.15%	01/15/20	150,000	151,858
3.70%	05/09/23	200,000	201,301
4.38%	09/25/21	100,000	105,537
5.25%	03/01/26	155,000	168,578
Georgia Power Co.
4.30%	03/15/42	472,000	517,438
Gilead Sciences Inc.
3.70%	04/01/24	500,000	541,659
4.80%	04/01/44	250,000	282,534
Glencore Finance Canada Ltd.
5.80%	11/15/16	751,275	760,290	(e)
Great Plains Energy Inc.
4.85%	06/01/21	1,004,000	1,103,308
Halliburton Co.
3.50%	08/01/23	900,000	933,897
Harris Corp.
3.83%	04/27/25	250,000	265,192
4.85%	04/27/35	40,000	43,934
HCP Inc. (REIT)
2.63%	02/01/20	500,000	504,046
Hess Corp.
8.13%	02/15/19	500,000	557,204
Hewlett Packard Enterprise Co.
6.35%	10/15/45	250,000	248,333	(e)
Honeywell International Inc.
3.35%	12/01/23	450,000	490,472

Hospitality Properties Trust
4.65%	03/15/24	250,000	254,666
HP Inc.
6.00%	09/15/41	262,000	252,139
HSBC Bank USA
5.88%	11/01/34	500,000	595,390
HSBC Finance Corp.
6.68%	01/15/21	250,000	279,604
HSBC Holdings PLC
3.90%	05/25/26	250,000	258,022
5.10%	04/05/21	1,000,000	1,103,517
HSBC USA Inc.
2.38%	11/13/19	350,000	352,805
Huntington Bancshares Inc.
3.15%	03/14/21	250,000	259,006
Husky Energy Inc.
4.00%	04/15/24	100,000	101,628
Illinois Tool Works Inc.
3.50%	03/01/24	250,000	273,994
Indiana Michigan Power Co.
3.20%	03/15/23	750,000	782,492
Ingersoll-Rand Global Holding Company Ltd.
4.25%	06/15/23	200,000	222,109
Intel Corp.
1.35%	12/15/17	872,000	877,181
2.60%	05/19/26	250,000	253,921
4.25%	12/15/42	186,000	199,712
Inter-American Development Bank
1.00%	07/14/17	500,000	501,285
2.13%	01/15/25	500,000	520,333
3.00%	02/21/24	500,000	552,122
International Bank for Reconstruction & Development
2.25%	06/24/21	1,000,000	1,046,739
2.50%	07/29/25	500,000	535,153
International Business Machines Corp.
4.00%	06/20/42	500,000	531,995
International Finance Corp.
1.25%	07/16/18	500,000	504,515
International Paper Co.
3.65%	06/15/24	500,000	528,953
Interstate Power & Light Co.
3.25%	12/01/24	350,000	374,459
Intesa Sanpaolo S.p.A.
3.88%	01/15/19	200,000	205,560
Invesco Finance PLC
3.13%	11/30/22	500,000	521,834
Jabil Circuit Inc.
4.70%	09/15/22	223,000	224,115
Jefferies Group LLC
5.13%	01/20/23	250,000	262,662
John Deere Capital Corp.
1.95%	12/13/18	500,000	510,462
Johnson & Johnson
2.45%	12/05/21 - 03/01/26	425,000	447,730
4.38%	12/05/33	250,000	301,235
Johnson Controls Inc.
3.63%	07/02/24	80,000	84,585
JPMorgan Chase & Co.
1.70%	03/01/18	200,000	201,114

2.25%	01/23/20	250,000	253,351
2.75%	06/23/20	250,000	257,631
3.13%	01/23/25	250,000	255,530
3.25%	09/23/22	436,000	455,867
3.38%	05/01/23	250,000	254,919
4.50%	01/24/22	703,000	782,424
6.30%	04/23/19	1,000,000	1,124,484
6.40%	05/15/38	500,000	685,154
KeyCorp
2.30%	12/13/18	170,000	172,770
2.90%	09/15/20	125,000	129,298
KFW
2.00%	10/04/22 - 05/02/25	1,750,000	1,803,111
4.50%	07/16/18	1,567,000	1,681,549
Kimberly-Clark Corp.
1.90%	05/22/19	220,000	225,692
2.65%	03/01/25	55,000	57,831
Kinder Morgan Energy Partners LP
2.65%	02/01/19	740,000	739,681
5.00%	08/15/42	442,000	416,962
Kinder Morgan Inc.
4.30%	06/01/25	115,000	117,805
5.05%	02/15/46	150,000	142,669
5.30%	12/01/34	300,000	293,365
KLA-Tencor Corp.
4.65%	11/01/24	215,000	234,639
Koninklijke Philips N.V.
3.75%	03/15/22	500,000	537,078
Kraft Heinz Foods Co.
5.00%	06/04/42	500,000	574,453
5.20%	07/15/45	150,000	177,745	(e)
L-3 Communications Corp.
5.20%	10/15/19	500,000	545,101
Laboratory Corporation of America Holdings
4.00%	11/01/23	200,000	214,247
Lam Research Corp.
3.80%	03/15/25	115,000	118,939
Landwirtschaftliche Rentenbank
0.88%	09/12/17	500,000	500,732
Lincoln National Corp.
4.20%	03/15/22	317,000	340,045
Lloyds Bank PLC
2.40%	03/17/20	250,000	252,180
2.70%	08/17/20	250,000	254,384
Lloyds Banking Group PLC
4.65%	03/24/26	250,000	253,278
Lockheed Martin Corp.
3.60%	03/01/35	55,000	55,788
4.25%	11/15/19	500,000	547,367
4.70%	05/15/46	250,000	294,177
Loews Corp.
2.63%	05/15/23	400,000	403,353
Lowe’s Companies Inc.
2.50%	04/15/26	230,000	234,382
3.12%	04/15/22	750,000	801,848
3.38%	09/15/25	30,000	32,822
LyondellBasell Industries N.V.
6.00%	11/15/21	250,000	293,152

Macy’s Retail Holdings Inc.
3.88%	01/15/22	500,000	514,109
Marsh & McLennan Companies Inc.
4.05%	10/15/23	250,000	269,790
McDonald’s Corp.
1.88%	05/29/19	500,000	505,932
3.70%	02/15/42	250,000	244,679
McKesson Corp.
3.80%	03/15/24	250,000	270,786
Mead Johnson Nutrition Co.
4.13%	11/15/25	110,000	120,041
Medtronic Inc.
3.63%	03/15/24	200,000	220,217
4.50%	03/15/42	250,000	282,870
4.63%	03/15/44 - 03/15/45	400,000	468,700
Memorial Sloan-Kettering Cancer Center
4.13%	07/01/52	395,000	438,451
Merck & Company Inc.
2.40%	09/15/22	878,000	903,986
2.75%	02/10/25	70,000	73,228
MetLife Inc.
1.76%	12/15/17	500,000	504,686
4.13%	08/13/42	250,000	249,051
6.50%	12/15/32	250,000	321,860
Microsoft Corp.
0.88%	11/15/17	1,000,000	1,001,308
3.50%	02/12/35	65,000	66,977
3.75%	05/01/43	300,000	303,742
4.45%	11/03/45	425,000	478,005
Molson Coors Brewing Co.
3.00%	07/15/26	95,000	94,958
Mondelez International Inc.
4.00%	02/01/24	250,000	273,527
Monsanto Co.
3.95%	04/15/45	150,000	138,965
4.20%	07/15/34	70,000	70,151
Moody’s Corp.
4.88%	02/15/24	250,000	283,660
Morgan Stanley
2.38%	07/23/19	350,000	355,775
2.80%	06/16/20	230,000	235,538
3.95%	04/23/27	250,000	252,169
4.00%	07/23/25	95,000	101,774
4.10%	05/22/23	250,000	259,942
4.35%	09/08/26	250,000	261,666
4.88%	11/01/22	250,000	273,799
5.50%	07/28/21	898,000	1,025,514
6.63%	04/01/18	433,000	469,439
Motorola Solutions Inc.
3.50%	09/01/21	250,000	256,025
MUFG Americas Holdings Corp.
3.00%	02/10/25	250,000	254,415
National Australia Bank Ltd.
2.30%	07/25/18	500,000	509,595
NetApp Inc.
3.38%	06/15/21	210,000	213,422
Newell Brands Inc.
2.05%	12/01/17	500,000	504,049

Newmont Mining Corp.
3.50%	03/15/22	250,000	259,626
Nexen Energy ULC
6.40%	05/15/37	500,000	619,291
Nisource Finance Corp.
3.85%	02/15/23	574,000	619,555
Noble Energy Inc.
8.25%	03/01/19	500,000	572,656
Norfolk Southern Corp.
4.80%	08/15/43	250,000	291,868
Northrop Grumman Corp.
1.75%	06/01/18	750,000	757,177
Novartis Capital Corp.
2.40%	09/21/22	552,000	573,154
3.00%	11/20/25	250,000	265,686
NYSE Holdings LLC
2.00%	10/05/17	500,000	505,446
Occidental Petroleum Corp.
1.50%	02/15/18	500,000	501,821
3.40%	04/15/26	140,000	147,733
Omega Healthcare Investors Inc.
4.50%	04/01/27	200,000	199,310
Omnicom Group Inc.
3.63%	05/01/22	500,000	531,317
ONEOK Partners LP
6.13%	02/01/41	312,000	327,807
Oracle Corp.
1.20%	10/15/17	1,000,000	1,003,554
2.25%	10/08/19	250,000	258,024
3.25%	05/15/30	250,000	258,639
3.63%	07/15/23	125,000	136,987
4.30%	07/08/34	500,000	532,737
Orange S.A.
9.00%	03/01/31	250,000	387,414
Owens Corning
4.20%	12/15/22	250,000	266,619
Pacific Gas & Electric Co.
6.05%	03/01/34	611,000	814,482
PacifiCorp
6.25%	10/15/37	153,000	211,420
Parker-Hannifin Corp.
4.20%	11/21/34	350,000	393,003
Pentair Finance S.A.
3.15%	09/15/22	500,000	495,761
PepsiCo Inc.
1.85%	04/30/20	250,000	253,669
2.75%	03/01/23	250,000	261,708
4.45%	04/14/46	250,000	291,961
7.90%	11/01/18	1,000,000	1,156,604
Petroleos Mexicanos
3.50%	07/18/18	500,000	503,250
4.50%	01/23/26	100,000	96,240
5.50%	01/21/21 - 06/27/44	679,000	691,680
6.38%	01/23/45	250,000	251,250
6.50%	06/02/41	167,000	169,088
6.88%	08/04/26	250,000	279,500	(e)
Pfizer Inc.
4.30%	06/15/43	350,000	392,838
6.20%	03/15/19	1,000,000	1,129,414

Philip Morris International Inc.
3.88%	08/21/42	442,000	453,189
Plains All American Pipeline LP/PAA Finance Corp.
3.85%	10/15/23	500,000	484,728
PNC Bank NA
2.25%	07/02/19	500,000	510,743
2.95%	02/23/25	400,000	413,307
Potash Corporation of Saskatchewan Inc.
3.63%	03/15/24	250,000	263,683
PPL Capital Funding Inc.
3.40%	06/01/23	500,000	521,824
Principal Financial Group Inc.
1.85%	11/15/17	250,000	251,369
3.40%	05/15/25	250,000	256,105
Prologis LP (REIT)
4.25%	08/15/23	250,000	276,927
Prudential Financial Inc.
5.63%	05/12/41	225,000	266,292
7.38%	06/15/19	350,000	406,056
Public Service Company of Colorado
3.95%	03/15/43	250,000	272,225
Public Service Electric & Gas Co.
1.80%	06/01/19	250,000	254,116
2.38%	05/15/23	500,000	511,021
3.05%	11/15/24	250,000	265,950
Puget Energy Inc.
3.65%	05/15/25	300,000	308,181
QUALCOMM Inc.
4.65%	05/20/35	150,000	162,081
Quest Diagnostics Inc.
3.50%	03/30/25	150,000	154,960
4.25%	04/01/24	250,000	271,166
Qwest Corp.
6.75%	12/01/21	500,000	540,000
Raytheon Co.
3.15%	12/15/24	90,000	97,582
Realty Income Corp. (REIT)
4.65%	08/01/23	500,000	551,358
Regions Bank
2.25%	09/14/18	250,000	251,665
Republic Services Inc.
3.20%	03/15/25	250,000	261,264
5.50%	09/15/19	500,000	558,351
Rio Tinto Finance USA Ltd.
5.20%	11/02/40	750,000	840,150
Rogers Communications Inc.
3.00%	03/15/23	250,000	260,957
3.63%	12/15/25	60,000	64,134
Royal Bank of Canada
1.20%	09/19/17	500,000	501,085
1.80%	07/30/18	200,000	202,177
2.15%	03/06/20	250,000	254,333
S&P Global Inc.
4.40%	02/15/26	250,000	280,726
San Diego Gas & Electric Co.
3.60%	09/01/23	500,000	552,729
Sanofi
1.25%	04/10/18	500,000	503,255

Santander Holdings USA Inc.
2.65%	04/17/20	150,000	148,134
Santander UK PLC
2.38%	03/16/20	250,000	250,518
3.05%	08/23/18	250,000	255,910
Scripps Networks Interactive Inc.
3.90%	11/15/24	250,000	262,964
Seagate HDD Cayman
3.75%	11/15/18	125,000	125,079
4.75%	06/01/23	250,000	211,310
Sempra Energy
4.05%	12/01/23	250,000	270,573
Shell International Finance BV
2.00%	11/15/18	225,000	228,826
4.00%	05/10/46	250,000	255,168
4.13%	05/11/35	250,000	269,749
4.38%	03/25/20	1,000,000	1,099,155
Simon Property Group LP (REIT)
2.75%	02/01/23	621,000	639,390
South Carolina Electric & Gas Co.
5.10%	06/01/65	150,000	173,267
Southern California Edison Co.
3.60%	02/01/45	825,000	858,576
Southern Copper Corp.
5.88%	04/23/45	255,000	239,364
Spectra Energy Capital LLC
3.30%	03/15/23	250,000	240,298
Spectra Energy Partners LP
3.50%	03/15/25	250,000	255,875
Stanley Black & Decker Inc.
2.90%	11/01/22	250,000	263,967
State Street Corp.
3.30%	12/16/24	95,000	101,629	(b)
3.70%	11/20/23	275,000	302,931	(b)
Statoil ASA
2.45%	01/17/23	750,000	759,601
Sumitomo Mitsui Banking Corp.
2.45%	01/16/20	250,000	255,499
2.50%	07/19/18	500,000	510,339
Suncor Energy Inc.
6.85%	06/01/39	250,000	332,515
Sunoco Logistics Partners Operations LP
5.95%	12/01/25	250,000	280,843
SunTrust Banks Inc.
2.35%	11/01/18	350,000	355,964
Target Corp.
4.00%	07/01/42	500,000	540,830
TD Ameritrade Holding Corp.
2.95%	04/01/22	250,000	260,511
Telefonica Emisiones SAU
5.88%	07/15/19	1,000,000	1,117,148
Texas Instruments Inc.
1.75%	05/01/20	250,000	253,824
The Allstate Corp.
5.75%	08/15/53	250,000	256,375	(f)
The Bank of New York Mellon Corp.
2.20%	05/15/19	500,000	512,442
2.80%	05/04/26	30,000	31,134
3.00%	02/24/25	105,000	110,134

The Bank of Nova Scotia
1.95%	01/15/19	250,000	253,704
2.05%	10/30/18	250,000	254,024
The Boeing Co.
0.95%	05/15/18	325,000	325,241
3.30%	03/01/35	65,000	66,135
3.38%	06/15/46	150,000	150,676
The Charles Schwab Corp.
2.20%	07/25/18	200,000	203,388
The Clorox Co.
3.50%	12/15/24	250,000	267,802
The Coca-Cola Co.
1.15%	04/01/18	250,000	251,736
2.45%	11/01/20	500,000	521,601
The Dow Chemical Co.
3.00%	11/15/22	437,000	450,976
4.38%	11/15/42	437,000	446,531
The Goldman Sachs Group Inc.
2.75%	09/15/20	750,000	765,630
3.85%	07/08/24	250,000	265,191
5.75%	01/24/22	500,000	580,892
6.25%	02/01/41	350,000	452,263
6.75%	10/01/37	700,000	863,926
The Home Depot Inc.
2.63%	06/01/22	190,000	198,868
4.20%	04/01/43	250,000	282,164
4.40%	04/01/21	500,000	563,788
The Kroger Co.
3.85%	08/01/23	500,000	548,928
The Pepsi Bottling Group Inc.
7.00%	03/01/29	150,000	215,346
The Procter & Gamble Co.
4.70%	02/15/19	1,000,000	1,096,093
The Progressive Corp.
4.35%	04/25/44	100,000	114,372
The Sherwin-Williams Co.
1.35%	12/15/17	436,000	436,819
The Toronto-Dominion Bank
2.25%	11/05/19	250,000	256,545
2.63%	09/10/18	250,000	257,188
The Travelers Companies Inc.
5.35%	11/01/40	250,000	322,475
The Walt Disney Co.
2.30%	02/12/21	130,000	135,272
3.15%	09/17/25	165,000	182,517
The Western Union Co.
2.88%	12/10/17	500,000	508,408
Thermo Fisher Scientific Inc.
3.30%	02/15/22	80,000	83,280
4.15%	02/01/24	25,000	27,296
Thomson Reuters Corp.
4.50%	05/23/43	150,000	148,779
Time Warner Cable Inc.
4.50%	09/15/42	500,000	466,295
6.75%	07/01/18	788,000	864,475
Time Warner Inc.
6.10%	07/15/40	650,000	794,880

Total Capital International S.A.
2.75%	06/19/21	250,000	259,909
Toyota Motor Credit Corp.
1.38%	01/10/18	1,000,000	1,007,009
TransAlta Corp.
4.50%	11/15/22	873,000	795,544
TransCanada PipeLines Ltd.
7.63%	01/15/39	350,000	492,707
Tyco Electronics Group S.A.
2.38%	12/17/18	80,000	81,184
Tyson Foods Inc.
2.65%	08/15/19	250,000	256,836
4.88%	08/15/34	70,000	78,134
Unilever Capital Corp.
2.20%	03/06/19	400,000	411,327
Union Electric Co.
3.65%	04/15/45	135,000	139,800
Union Pacific Corp.
4.75%	12/15/43	250,000	295,015
United Airlines 2013-1 Class A Pass Through Trust
4.30%	02/15/27	231,768	250,020
United Parcel Service Inc.
2.45%	10/01/22	875,000	909,809
United Technologies Corp.
4.50%	06/01/42	458,000	525,120
UnitedHealth Group Inc.
1.40%	10/15/17	437,000	439,273
3.10%	03/15/26	350,000	367,224
4.63%	07/15/35	45,000	52,292
6.88%	02/15/38	250,000	365,018
US Bank NA
2.80%	01/27/25	350,000	364,643
Vale Overseas Ltd.
6.88%	11/10/39	750,000	682,725
Valero Energy Corp.
6.63%	06/15/37	500,000	546,955
Ventas Realty LP/Ventas Capital Corp.
2.00%	02/15/18	500,000	502,554
Verizon Communications Inc.
3.85%	11/01/42	686,000	646,640
4.40%	11/01/34	250,000	257,923
4.52%	09/15/48	150,000	154,940
5.05%	03/15/34	250,000	277,614
5.15%	09/15/23	1,250,000	1,456,350
6.40%	09/15/33	500,000	639,628
6.55%	09/15/43	250,000	336,209
Viacom Inc.
3.25%	03/15/23	200,000	196,789
5.85%	09/01/43	100,000	100,321
Virginia Electric and Power Co.
4.65%	08/15/43	500,000	592,916
Visa Inc.
4.30%	12/14/45	350,000	403,910
Vodafone Group PLC
2.50%	09/26/22	376,000	370,897
4.38%	02/19/43	250,000	235,863
Voya Financial Inc.
2.90%	02/15/18	191,000	194,575

Wal-Mart Stores Inc.
6.50%	08/15/37	1,250,000	1,812,622
Walgreens Boots Alliance Inc.
3.45%	06/01/26	55,000	56,546
4.50%	11/18/34	155,000	162,766
Waste Management Inc.
2.90%	09/15/22	500,000	523,536
Wells Fargo & Co.
1.40%	09/08/17	500,000	501,753
1.50%	01/16/18	500,000	502,800
2.15%	01/30/20	920,000	935,684
2.50%	03/04/21	240,000	246,131
4.13%	08/15/23	250,000	269,256
4.40%	06/14/46	250,000	253,906
4.65%	11/04/44	150,000	157,614
5.61%	01/15/44	569,000	681,632
Welltower Inc.
2.25%	03/15/18	500,000	505,135
5.13%	03/15/43	250,000	268,552
Western Gas Partners LP
5.45%	04/01/44	150,000	143,360	(g)
Westpac Banking Corp.
1.50%	12/01/17	500,000	502,455
Weyerhaeuser Co. (REIT)
7.38%	03/15/32	100,000	132,358
Whirlpool Corp.
3.70%	05/01/25	250,000	266,105
Williams Partners LP
5.10%	09/15/45	150,000	128,728
5.80%	11/15/43	250,000	232,191
WPP Finance 2010
5.13%	09/07/42	191,000	201,578
Wyndham Worldwide Corp.
4.25%	03/01/22	250,000	265,229
Xcel Energy Inc.
3.30%	06/01/25	250,000	263,808
Zoetis Inc.
4.70%	02/01/43	250,000	247,874
			213,622,194

Non-Agency Collateralized Mortgage Obligations—0.3%
Banc of America Commercial Mortgage Trust 2008-1
6.44%	02/10/51	570,889	600,843	(f)
Citigroup Commercial Mortgage Trust 2014-GC25
4.02%	10/10/47	800,000	873,882
COMM 2012-CR1 Mortgage Trust
3.39%	05/15/45	500,000	538,361
COMM 2013-CR11 Mortgage Trust
4.72%	10/10/46	1,000,000	1,139,630	(f)
COMM 2013-CR8 Mortgage Trust
3.61%	06/10/46	750,000	815,900	(f)
COMM 2015-PC1 Mortgage Trust
3.90%	07/10/50	500,000	549,610
JPMBB Commercial Mortgage Securities Trust 2013-C14
3.76%	08/15/46	750,000	815,989	(f)
Morgan Stanley Capital I Trust 2008-T29
6.48%	01/11/43	470,000	496,947	(f)
Wells Fargo Commercial Mortgage Trust 2012-LC5
4.69%	10/15/45	220,000	228,221	(f)

WF-RBS Commercial Mortgage Trust 2012-C10
2.88%	12/15/45	1,200,000	1,257,886
			7,317,269

Sovereign Bonds—0.4%
Government of Chile
3.63%	10/30/42	350,000	355,250
Government of Colombia
4.38%	07/12/21	300,000	322,500
5.00%	06/15/45	250,000	260,000
6.13%	01/18/41	250,000	290,000
Government of Italy
5.38%	06/15/33	250,000	296,904
Government of Mexico
3.50%	01/21/21	250,000	264,375
4.75%	03/08/44	702,000	756,405
5.75%	10/12/10	172,000	190,490
6.05%	01/11/40	130,000	163,800
Government of Panama
6.70%	01/26/36	250,000	333,125
Government of Peru
6.55%	03/14/37	297,000	400,207
7.35%	07/21/25	100,000	136,250
Government of Philippines
4.00%	01/15/21	500,000	546,976
7.75%	01/14/31	500,000	776,011
Government of Poland
3.00%	03/17/23	147,000	149,514
5.00%	03/23/22	500,000	562,350
6.38%	07/15/19	74,000	83,842
Government of South Africa
5.38%	07/24/44	250,000	261,610
Government of Turkey
3.25%	03/23/23	500,000	484,375
4.88%	04/16/43	500,000	488,125
5.75%	03/22/24	250,000	278,778
6.75%	04/03/18	500,000	537,750
7.38%	02/05/25	500,000	616,935
Government of Uruguay
4.50%	08/14/24	500,000	544,375
			9,099,947

Municipal Bonds and Notes—0.3%
American Municipal Power Inc.
6.27%	02/15/50	200,000	261,965
Bay Area Toll Authority
6.26%	04/01/49	250,000	389,540
Chicago Transit Authority
6.90%	12/01/40	75,000	96,998
City of New York
5.97%	03/01/36	250,000	345,960
City Public Service Board of San Antonio
5.72%	02/01/41	200,000	278,632
Commonwealth of Massachusetts
4.50%	08/01/31	200,000	246,160
Dallas Area Rapid Transit
5.02%	12/01/48	75,000	100,592
6.00%	12/01/44	100,000	144,521

East Bay Municipal Utility District
5.87%	06/01/40	100,000	139,277
Florida Hurricane Catastrophe Fund Finance Corp.
3.00%	07/01/20	100,000	104,695
Los Angeles Department of Water & Power
6.57%	07/01/45	100,000	150,730
6.60%	07/01/50	90,000	142,910
Los Angeles Unified School District
5.76%	07/01/29	110,000	144,536
Metropolitan Transportation Authority
6.81%	11/15/40	250,000	364,442
Municipal Electric Authority of Georgia
6.64%	04/01/57	125,000	167,149
New Jersey Transportation Trust Fund Authority
6.88%	12/15/39	270,000	288,433
New York City Water & Sewer System
6.01%	06/15/42	250,000	363,760
North Texas Tollway Authority
6.72%	01/01/49	100,000	153,652
Port Authority of New York & New Jersey
4.46%	10/01/62	100,000	114,058
5.31%	08/01/46	200,000	223,590
San Diego County Water Authority Financing Corp.
6.14%	05/01/49	100,000	143,575
South Carolina State Public Service Authority
6.45%	01/01/50	150,000	218,080
State of California
5.70%	11/01/21	605,000	729,358
7.55%	04/01/39	200,000	316,154
State of Illinois
5.10%	06/01/33	550,000	528,588
State of Texas
5.52%	04/01/39	200,000	283,450
Texas Transportation Commission
5.03%	04/01/26	100,000	123,168
University of California
4.60%	05/15/31	100,000	117,009
4.77%	05/15/15	100,000	108,536
6.58%	05/15/49	100,000	146,940
University of North Carolina at Chapel Hill
3.85%	12/01/34	200,000	228,964
University of Texas System
4.79%	08/15/46	100,000	126,555
			7,291,977
FNMA (TBA)—0.0% *
Lehman TBA
5.50%	TBA	403,163	23,787	(c,h)

Total Bonds and Notes
(Cost $712,762,951)			736,835,057

Exchange Traded Fund—2.0%	Number of Shares	Fair Value
SPDR Barclays High Yield Bond ETF
(Cost $47,803,495)	1,353,600	$48,323,520	(i)

Total Investments in Securities
(Cost $2,028,486,127)		2,253,778,825

Short-Term Investments—6.6%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 0.29%
(Cost $155,907,773)		155,907,773	(i,j,k)

Total Investments
(Cost $2,184,393,900)		2,409,686,598

Liabilities in Excess of Other Assets, net—(1.7)%		(40,329,044)

NET ASSETS—100.0%		$2,369,357,554

Other Information:

The Fund had the following long futures contracts open at June 30, 2016:

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Appreciation (Depreciation)
MSCI EAFE Mini Index Futures	September 2016	39	$3,149,640	$49,869
MSCI Emerging Market Mini Futures	September 2016	24	1,001,640	29,768
Russell 2000 Mini Index Futures	September 2016	4	458,960	1,295
S&P 500 Emini Index Futures	September 2016	136	14,213,360	(90,921)
S&P Mid 400 Emini Index Futures	September 2016	6	895,800	(9,910)

				$(19,899)

The Fund had the following short futures contracts open at June 30, 2016:

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Depreciation
S&P 500 Emini Index Futures	September 2016	470	$(49,119,700)	$(480,697)

				$(500,596)

The Fund held the following TBA sale commitments as of June 30, 2016:

Agency Mortgage Backed		Principal Amount	Fair Value
Federal National Mortgage Assoc. TBA
4.00%	TBA	$(181,000)	$(194,027	) (g)
Federal National Mortgage Assoc. TBA
4.00%	TBA	$(23,530)	$(25,202	) (g)
			(219,229)

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	Non-income producing security.

(b)	State Street Corp. is the parent company of SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, effective July 1, 2016, and State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.

(c)	Security is fair valued by the Valuation Committee, in accordance with the procedures approved by the Fund’s Board of Directors.

(d)	General Electric Co. is the parent company of GE Asset Management, Inc., the Fund’s investment adviser prior to July 1, 2016.

(e)	Pursuant to Rule 144A of the Securities Act of 1933, as amended, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2016, these securities amounted to $4,129,931 or 0.17% of the net assets of the GE Investments Total Return Fund. These securities have been determined to be liquid using procedures established by the Fund’s Board of Directors.

(f)	Variable or floating rate security. The stated rate represents the rate at June 30, 2016.

(g)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.

(h)	Security is in default.

(i)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, effective July 1, 2016, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.

(j)	At June 30, 2016, all or a portion of this security was pledged to cover collateral requirements for futures and/or TBA’s.

(k)	Coupon amount represents effective yield.

†	Percentages are based on net assets as of June 30, 2016.
*	Less than 0.05%.
**	Amount is less than $0.50.
***	Less than 0.005%.

Abbreviations:

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

MBIA	Municipal Bond Investors Assurance Corporation

NVDR	Non-Voting Depositary Receipt

REIT	Real Estate Investment Trust

SPDR	Standard and Poor’s Depositary Receipt

TBA	To Be Announced

The Fund was invested in the following countries/territories at June 30, 2016 (unaudited):

Country/Territory	Percentage (based on Fair Value)
United States	73.44%
Japan	3.92%
United Kingdom	3.59%
Canada	1.91%
Switzerland	1.83%
France	1.66%
Germany	1.61%

China	1.36%
Australia	1.32%
South Korea	0.79%
Netherlands	0.70%
Taiwan	0.63%
Hong Kong	0.60%
Ireland	0.53%
Spain	0.53%
Sweden	0.46%
India	0.43%
Brazil	0.41%
Mexico	0.39%
South Africa	0.38%
Singapore	0.34%
Denmark	0.33%
Italy	0.32%
Supranational	0.32%
Belgium	0.25%
Russian Federation	0.19%
Turkey	0.17%
Finland	0.16%
Malaysia	0.16%
Indonesia	0.14%
Philippines	0.13%
Norway	0.13%
Israel	0.12%
Thailand	0.11%
Poland	0.09%
Colombia	0.09%
Chile	0.08%
Qatar	0.05%
United Arab Emirates	0.04%
Peru	0.04%
Luxembourg	0.03%
Austria	0.03%
New Zealand	0.03%
Cayman Islands	0.03%
Portugal	0.02%
Uruguay	0.02%
Greece	0.02%
Panama	0.01%
Bermuda	0.01%
Hungary	0.01%
Guernsey	0.01%
Czech Republic	0.01%
Egypt	0.01%
Malta	0.01%
Puerto Rico	0.00	%***
Monaco	0.00	%***
Jersey	0.00	%***
United States Virgin Islands	0.00	%***

	100.00%

The Fund’s % share of investment in the various categories, based on Fair Value, is as follows at June 30, 2016 (unaudited):

Industry	Domestic	Foreign	Total
Diversified Banks	1.49%	2.89%	4.38%
Pharmaceuticals	2.02%	1.68%	3.70%
Integrated Oil & Gas	1.23%	1.04%	2.27%
Exchange Traded Funds	2.01%	0.00%	2.01%
Internet Software & Services	1.46%	0.47%	1.93%
Technology Hardware, Storage & Peripherals	1.24%	0.40%	1.64%
Integrated Telecommunication Services	0.99%	0.62%	1.61%
Packaged Foods & Meats	0.60%	0.74%	1.34%
Semiconductors	0.81%	0.50%	1.31%
Biotechnology	1.01%	0.29%	1.30%
Industrial Conglomerates	0.90%	0.39%	1.29%
Electric Utilities	0.81%	0.40%	1.21%
Aerospace & Defense	0.94%	0.21%	1.15%
Systems Software	1.08%	0.04%	1.12%
Tobacco	0.64%	0.37%	1.01%
Healthcare Equipment	0.62%	0.38%	1.00%
Household Products	0.70%	0.22%	0.92%
Data Processing & Outsourced Services	0.83%	0.07%	0.90%
Oil & Gas Exploration & Production	0.60%	0.26%	0.86%
Automobile Manufacturers	0.17%	0.67%	0.84%
Internet Retail	0.75%	0.08%	0.83%
Life & Health Insurance	0.29%	0.51%	0.80%
Soft Drinks	0.70%	0.08%	0.78%
IT Consulting & Other Services	0.35%	0.33%	0.68%
Multi-Utilities	0.44%	0.23%	0.67%
Regional Banks	0.40%	0.25%	0.65%
Multi-Sector Holdings	0.53%	0.11%	0.64%
Industrial Machinery	0.24%	0.39%	0.63%
Restaurants	0.48%	0.14%	0.62%
Wireless Telecommunication Services	0.00%	0.60%	0.60%
Application Software	0.30%	0.27%	0.57%
Railroads	0.26%	0.30%	0.56%
Managed Healthcare	0.54%	0.02%	0.56%
Movies & Entertainment	0.51%	0.04%	0.55%
Property & Casualty Insurance	0.18%	0.36%	0.54%
Multi-Line Insurance	0.17%	0.36%	0.53%
Asset Management & Custody Banks	0.35%	0.16%	0.51%
Retail REITs	0.27%	0.23%	0.50%
Hypermarkets & Super Centers	0.34%	0.14%	0.48%
Specialty Chemicals	0.21%	0.26%	0.47%
Communications Equipment	0.36%	0.11%	0.47%
Cable & Satellite	0.30%	0.15%	0.45%
Home Improvement Retail	0.43%	0.02%	0.45%
Personal Products	0.04%	0.41%	0.45%
Apparel, Accessories & Luxury Goods	0.13%	0.31%	0.44%
Specialized REITs	0.43%	0.00%	0.43%
Oil & Gas Equipment & Services	0.36%	0.05%	0.41%
Brewers	0.04%	0.36%	0.40%
Food Retail	0.09%	0.31%	0.40%
Diversified Chemicals	0.24%	0.15%	0.39%
Electrical Components & Equipment	0.18%	0.20%	0.38%
Investment Banking & Brokerage	0.26%	0.11%	0.37%
Specialized Finance	0.21%	0.16%	0.37%
Apparel Retail	0.19%	0.17%	0.36%

Oil & Gas Storage & Transportation	0.19%	0.15%	0.34%
Drug Retail	0.34%	0.00%	0.34%
Diversified Metals & Mining	0.03%	0.31%	0.34%
Air Freight & Logistics	0.25%	0.07%	0.32%
Oil & Gas Refining & Marketing	0.18%	0.13%	0.31%
Auto Parts & Equipment	0.06%	0.25%	0.31%
Consumer Finance	0.24%	0.05%	0.29%
Trading Companies & Distributors	0.05%	0.23%	0.28%
Healthcare Services	0.16%	0.11%	0.27%
Life Sciences Tools & Services	0.23%	0.03%	0.26%
Construction & Engineering	0.04%	0.22%	0.26%
Diversified Real Estate Activities	0.00%	0.26%	0.26%
Construction Machinery & Heavy Trucks	0.14%	0.12%	0.26%
Electronic Components	0.07%	0.17%	0.24%
Fertilizers & Agricultural Chemicals	0.13%	0.11%	0.24%
Airlines	0.17%	0.06%	0.23%
Construction Materials	0.05%	0.18%	0.23%
Commodity Chemicals	0.06%	0.17%	0.23%
General Merchandise Stores	0.17%	0.06%	0.23%
Healthcare Distributors	0.20%	0.02%	0.22%
Distillers & Vintners	0.08%	0.14%	0.22%
Gold	0.04%	0.18%	0.22%
Building Products	0.04%	0.17%	0.21%
Industrial Gases	0.11%	0.09%	0.20%
Semiconductor Equipment	0.10%	0.10%	0.20%
Steel	0.03%	0.16%	0.19%
Gas Utilities	0.06%	0.13%	0.19%
Residential REITs	0.17%	0.01%	0.18%
Hotels, Resorts & Cruise Lines	0.12%	0.06%	0.18%
Research & Consulting Services	0.10%	0.08%	0.18%
Insurance Brokers	0.09%	0.09%	0.18%
Footwear	0.14%	0.04%	0.18%
Health Care REITs	0.17%	0.00%	0.17%
Office REITs	0.09%	0.08%	0.17%
Automotive Retail	0.15%	0.02%	0.17%
Publishing	0.01%	0.14%	0.15%
Broadcasting	0.08%	0.07%	0.15%
Advertising	0.06%	0.08%	0.14%
Electronic Equipment & Instruments	0.01%	0.13%	0.14%
Healthcare Supplies	0.03%	0.11%	0.14%
Healthcare Facilities	0.06%	0.07%	0.13%
Diversified Capital Markets	0.00%	0.13%	0.13%
Diversified REITs	0.00%	0.13%	0.13%
Home Building	0.05%	0.08%	0.13%
Home Entertainment Software	0.08%	0.05%	0.13%
Department Stores	0.04%	0.08%	0.12%
Consumer Electronics	0.01%	0.11%	0.12%
Specialty Stores	0.08%	0.04%	0.12%
Electronic Manufacturing Services	0.00%	0.12%	0.12%
Paper Packaging	0.08%	0.04%	0.12%
Casinos & Gaming	0.01%	0.11%	0.12%
Reinsurance	0.01%	0.11%	0.12%
Environmental & Facilities Services	0.09%	0.02%	0.11%
Real Estate Development	0.00%	0.11%	0.11%
Industrial REITs	0.07%	0.03%	0.10%
Thrifts & Mortgage Finance	0.00%	0.09%	0.09%
Leisure Products	0.04%	0.05%	0.09%
Real Estate Operating Companies	0.00%	0.09%	0.09%

Tires & Rubber	0.01%	0.08%	0.09%
Diversified Support Services	0.02%	0.07%	0.09%
Agricultural Products	0.06%	0.02%	0.08%
Agricultural & Farm Machinery	0.05%	0.03%	0.08%
Water Utilities	0.03%	0.05%	0.08%
Highways & Railtracks	0.00%	0.08%	0.08%
Security & Alarm Services	0.04%	0.03%	0.07%
Food Distributors	0.05%	0.02%	0.07%
Other Diversified Financial Services	0.00%	0.07%	0.07%
Human Resource & Employment Services	0.01%	0.06%	0.07%
Independent Power Producers & Energy Traders	0.03%	0.04%	0.07%
Household Appliances	0.03%	0.04%	0.07%
Heavy Electrical Equipment	0.00%	0.07%	0.07%
Home Furnishings	0.03%	0.04%	0.07%
Airport Services	0.00%	0.06%	0.06%
Distributors	0.05%	0.01%	0.06%
Trucking	0.02%	0.04%	0.06%
Paper Products	0.00%	0.05%	0.05%
Hotel & Resort REITs	0.05%	0.00%	0.05%
Alternative Carriers	0.03%	0.02%	0.05%
Healthcare Technology	0.03%	0.02%	0.05%
Marine	0.00%	0.05%	0.05%
Housewares & Specialties	0.04%	0.00%	0.04%
Metal & Glass Containers	0.04%	0.00%	0.04%
Aluminum	0.02%	0.02%	0.04%
Oil & Gas Drilling	0.01%	0.03%	0.04%
Coal & Consumable Fuels	0.00%	0.04%	0.04%
Home Furnishing Retail	0.01%	0.03%	0.04%
Motorcycle Manufacturers	0.02%	0.01%	0.03%
Education Services	0.00%	0.03%	0.03%
Office Services & Supplies	0.01%	0.02%	0.03%
Computer & Electronics Retail	0.02%	0.01%	0.03%
Commercial Printing	0.01%	0.02%	0.03%
Leisure Facilities	0.00%	0.03%	0.03%
Technology Distributors	0.01%	0.02%	0.03%
Marine Ports & Services	0.00%	0.03%	0.03%
Mortgage REITs	0.03%	0.00%	0.03%
Real Estate Services	0.01%	0.01%	0.02%
Specialized Consumer Services	0.02%	0.00%	0.02%
Silver	0.00%	0.02%	0.02%
Precious Metals & Minerals	0.00%	0.02%	0.02%
Renewable Electricity	0.00%	0.02%	0.02%
Forest Products	0.00%	0.01%	0.01%
Textiles	0.00%	0.01%	0.01%
Catalog Retail	0.00%	0.00%	0.00	%***

			62.95%

Sector	Percentage (based on Fair Value)
U.S. Treasuries	10.97%
Agency Mortgage Backed	9.36%
Corporate Notes	8.87%
Sovereign Bonds	0.38%
Non-Agency Collateralized Mortgage Obligations	0.30%
Municipal Bonds and Notes	0.30%
Agency Collateralized Mortgage Obligations	0.19%
Asset Backed	0.17%
U.S. Government Sponsored Agencies	0.04%
FNMA (TBA)	0.00	%***

	30.58%

Short-Term Investments
Short-Term Investments	6.47%

	6.47%

	100.00%

(b) Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Applicable only to Closed-End Management Investment Companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Applicable only to Closed-End Management Investment Companies.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Applicable only to Closed-End Management Investment Companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

During the reporting period, there have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s Board of Directors.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)), are effective as of a date within 90 days of the filing date of the report included in Item 1 of this Form N-CSR, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s second fiscal quarter of the period covered by this Form N-CSR that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1) Applicable only to an annual filing.

(a)(2) The certifications required by Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable.

(b) The certifications by the Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

GE Investments Funds, Inc.

By:	/s/ Jeanne M. La Porta
Jeanne M. La Porta
President, GE Investments Funds, Inc.

Date: August 19, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Jeanne M. La Porta
Jeanne M. La Porta
President, GE Investments Funds, Inc.

Date: August 19, 2016

By:	/s/ Arthur A. Jensen
Arthur A. Jensen
Treasurer, GE Investments Funds, Inc.

Date: August 19, 2016